                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

--------------------------------------------------------------------------------

                              JOHN HANCOCK FUNDS II

--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

                     601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
(Address of principal executive offices)                         (Zip code)

             GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
PREFERRED STOCKS - 0.06%

FOOD & BEVERAGES - 0.06%
Ocean Spray Cranberries, Inc. *                           3,200   $      242,100
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $262,400)                            $      242,100
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 15.96%

TREASURY INFLATION PROTECTED SECURITIES
   (D) - 0.77%
   3.50% due 01/15/2011                          $    2,984,202        3,144,603

U.S. TREASURY BONDS - 2.63%
   5.375% due 02/15/2031 (a)***                       3,513,000        3,553,069
   6.875% due 08/15/2025                              4,245,000        5,011,091
   8.75% due 08/15/2020 (a)                           1,663,000        2,224,782
                                                                  --------------
                                                                      10,788,942

U.S. TREASURY NOTES - 12.56%
   4.25% due 10/15/2010 to 11/15/2013                14,405,000       13,801,449
   4.50% due 11/15/2015 ***                           4,890,000        4,657,916
   4.875% due 05/31/2008 to 05/31/2011               18,015,000       17,946,113
   4.875% due 05/15/2009 (a)                         11,365,000       11,317,051
   5.125% due 05/15/2016 (a)                          3,735,000        3,737,917
                                                                  --------------
                                                                      51,460,446
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $66,073,753)                                             $   65,393,991
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.33%

FEDERAL HOME LOAN BANK - 0.03%
   5.80% due 09/02/2008                                 135,000          135,990

FEDERAL HOME LOAN MORTGAGE CORP. - 2.72%
   3.952% due 06/01/2034                                161,709          156,086
   4.50% due 03/01/2019                               3,338,273        3,161,985
   4.75% due 10/17/2008                               2,875,000        2,826,870
   5.00% due 10/18/2010                               1,330,000        1,301,865
   5.10% due 11/14/2008                                 440,000          436,251
   5.168% due 11/01/2035                              1,138,019        1,104,215
   5.287% due 12/01/2035                              1,095,261        1,065,037
   5.30% due 11/17/2010                                  90,000           88,752
   5.875% due 03/21/2011                                 81,000           82,014
   6.00% due 12/01/2035                                 911,617          901,851
                                                                  --------------
                                                                      11,124,926

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 33.47%
   2.50% due 06/15/2008 (a)                           3,039,000        2,875,377
   3.765% due 07/01/2033 (b)                              7,678            7,491
   4.375% due 03/15/2013                                 20,000           18,827
   4.50% due 08/01/2020 to 10/01/2035                 1,103,352        1,004,111
   4.50% TBA **                                       6,000,000        5,677,500
   4.75% due 08/25/2008                                 870,000          859,484
   5.00% due 11/14/2008 to 04/01/2036                13,276,224       12,699,949
   5.00% TBA **                                      30,000,000       28,277,345
   5.057% due 05/01/2035                              5,662,433        5,623,761
   5.125% due 12/15/2008                                195,000          193,384
   5.50% due 02/01/2018 to 01/01/2036                14,665,378       14,182,783
   5.50% due 03/15/2011 (a)                           5,086,000        5,106,878
   5.50% TBA **                                      30,000,000       28,884,360

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
   (CONTINUED)
   6.00% due 05/01/2035 to 05/01/2036            $   12,764,350   $   12,619,871
   6.00% due 05/15/2008 (a)                           3,548,000        3,592,031
   6.00% TBA **                                       9,945,000        9,820,688
   6.25% due 05/15/2029                                 157,000          170,284
   6.50% due 02/01/2036                                 135,670          136,908
   6.625% due 09/15/2009 (a)                          5,046,000        5,239,963
   7.00% due 09/01/2010 to 10/25/2041                   147,920          151,082
   7.50% due 09/01/2029 to 08/01/2031                     9,734           10,103
                                                                  --------------
                                                                     137,152,180

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   - 0.08%
   5.00% due 04/15/2035                                 133,857          127,338
   5.50% due 03/15/2035                                 138,936          135,297
   6.00% due 03/15/2033 to 06/15/2033                    63,345           63,176
   6.50% due 09/15/2028 to 08/15/2031                    11,592           11,827
   7.00% due 04/15/2029                                   3,598            3,720
   8.00% due 10/15/2026                                   3,522            3,761
                                                                  --------------
                                                                         345,119

THE FINANCING CORP. - 0.03%
   10.35% due 08/03/2018                                 75,000          106,315
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $150,426,977)                                            $  148,864,530
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.30%

ARGENTINA - 0.02%
Republic of Argentina
   zero coupon, Step up to 1.18% on
   03/31/2009 due 12/31/2038 (b)                 ARS    177,218           25,470
   0.275% due 12/15/2035 (b)                            393,449           10,048
   5.83% due 12/31/2033 (b)                              77,403           29,627
                                                                  --------------
                                                                          65,145

CANADA - 0.00%
Government of Canada
   5.50% due 06/01/2010                          CAD      5,000            4,728

CHILE - 0.06%
Republic of Chile
   5.5256% due 01/28/2008 (b)                    $      223,000          223,780

COLOMBIA - 0.01%
Republic of Colombia
   10.00% due 01/23/2012                                 20,000           22,900
   11.75% due 03/01/2010                         COP 16,000,000            6,985
                                                                  --------------
                                                                          29,885

HUNGARY - 0.00%
Republic of Hungary
   6.50% due 08/24/2006                          HUF    590,000            2,881

JAPAN - 0.01%
Government of Japan
   0.90% due 12/22/2008                          JPY    550,000            4,900
   1.50% due 09/20/2014                               1,350,000           11,809

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

JAPAN (CONTINUED)
Government of Japan (continued)
   1.80% due 03/22/2010                          JPY  2,650,000   $       24,160
                                                                  --------------
                                                                          40,869

MEXICO - 0.20%
Government of Mexico
   8.00% due 12/07/2023                          MXN    238,900           18,556
   8.00% due 12/19/2013                               6,867,800          575,530
   9.875% due 02/01/2010 (a)                     $      205,000          231,753
                                                                  --------------
                                                                         825,839

PANAMA - 0.00%
Republic of Panama
   8.875% due 09/30/2027                                  6,000            7,005
   9.375% due 07/23/2012                                  2,000            2,280
                                                                  --------------
                                                                           9,285

PERU - 0.00%
Republic of Peru
   9.125% due 02/21/2012                                  3,000            3,307
   9.875% due 02/06/2015                                  2,000            2,347
                                                                  --------------
                                                                           5,654

PHILIPPINES - 0.00%
Republic of Philippines
   9.125% due 02/22/2010                         EUR      2,000            2,907
   10.625% due 03/16/2025                        $        1,000            1,250
                                                                  --------------
                                                                           4,157

SWEDEN - 0.00%
Kingdom of Sweden
   5.00% due 01/28/2009                          SEK     30,000            4,333
   5.25% due 03/15/2011                                  30,000            4,452
                                                                  --------------
                                                                           8,785

TURKEY - 0.00%
Republic of Turkey
   20.00% due 10/17/2007                         TRY     23,700           16,070
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $1,271,277)                                              $    1,237,078
                                                                  --------------
CORPORATE BONDS - 24.57%

AEROSPACE - 0.01%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                         $       45,201           46,680

AIR TRAVEL - 0.07%
Continental Airlines Inc., Series 991A
   6.545% due 02/02/2019                                108,389          107,592
Continental Airlines, Inc., Series 00-2
   8.307% due 04/02/2018                                178,160          171,146
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                   4,000            1,050
                                                                  --------------
                                                                         279,788

AMUSEMENT & THEME PARKS - 0.03%
HRP Myrtle Beach Operations LLC
   9.8181% due 04/01/2012 (b)                           140,000          140,525

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES - 0.20%
Mohawk Industries, Inc.
   6.125% due 01/15/2016                         $      850,000   $      829,776

AUTO PARTS - 0.00%
Delphi Trust II
   6.197% due 11/15/2033 (b)                              2,000            1,200

AUTO SERVICES - 0.05%
Erac USA Finance Company
   6.70% due 06/01/2034                                 205,000          202,951
   7.95% due 12/15/2009                                  10,000           10,657
                                                                  --------------
                                                                         213,608

AUTOMOBILES - 0.15%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                 234,000          226,764
DaimlerChrysler North America Holding Corp.
   5.875% due 03/15/2011                                395,000          390,677
                                                                  --------------
                                                                         617,441

BANKING - 1.48%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                      EUR      1,000            1,462
BAC Capital Trust XI
   6.625% due 05/23/2036                         $      555,000          553,117
Banco Santander Chile
   5.22% due 12/09/2009 (b)                              18,000           18,059
   5.375% due 12/09/2014 (a)                              5,000            4,745
Bank of Ireland
   6.45% due 02/10/2010                          EUR      1,000            1,391
BNP Paribas Capital Trust
   9.003% due 12/29/2049 (b)                     $      350,000          391,350
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                            350,000          327,629
Colonial Bank NA
   6.375% due 12/01/2015                                356,000          353,369
HBOS PLC
   3.125% due 01/12/2007                                 17,000           16,765
   5.375% due 11/29/2049 (b)                             22,000           20,929
   6.413% due 09/29/2049 (b)                            450,000          406,428
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                               5,000            4,730
Lehman Brothers Holdings Inc., Series MTN
   5.50% due 04/04/2016                                 350,000          336,510
NB Capital Trust IV
   8.25% due 04/15/2027                                  50,000           52,828
Rabobank Capital Funding II
   5.26% due 12/29/2049 (b)                             520,000          494,310
RBS Capital Trust IV
   5.7794% due 09/29/2049 (b)                            18,000           18,153
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                            580,000          648,720
Sovereign Capital Trust I
   9.00% due 04/01/2027                                 370,000          392,760
TuranAlem Finance BV
   7.875% due 06/02/2010                                 12,000           12,172
USB Capital IX
   6.189% due 03/29/2049 (b)                            520,000          509,313

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Wachovia Capital Trust II
   5.5683% due 01/15/2027 (b)                    $      385,000   $      370,908
Wachovia Capital Trust III
   5.80% due 08/29/2049 (b)                             700,000          680,292
Washington Mutual, Inc.
   4.20% due 01/15/2010                                 222,000          211,675
   5.2354% due 03/22/2012 (b)                             7,000            6,991
Wells Fargo Company
   3.50% due 04/04/2008 (a)                             219,000          211,487
                                                                  --------------
                                                                       6,046,093

BROADCASTING - 0.79%
Clear Channel Communications, Inc.
   5.50% due 09/15/2014                                 245,000          224,119
   6.00% due 11/01/2006                                   9,000            9,007
   7.65% due 09/15/2010                                 214,000          224,314
Liberty Media Corp.
   6.41% due 09/17/2006 (b)                              32,000           32,091
News America Holdings, Inc.
   6.75% due 01/09/2038                                   2,000            2,037
   7.75% due 12/01/2045                                   9,000            9,479
   8.25% due 08/10/2018                                 345,000          397,751
Viacom, Inc.
   5.75% due 04/30/2011                               1,000,000          986,053
   6.875% due 04/30/2036                              1,070,000        1,034,957
XM Satellite Radio Holdings, Inc.
   9.75% due 05/01/2014                                 330,000          306,900
                                                                  --------------
                                                                       3,226,708

BUILDING MATERIALS & CONSTRUCTION - 0.00%
WCI Communities, Inc.
   6.625% due 03/15/2015                                  8,000            6,810

BUSINESS SERVICES - 0.02%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                  65,000           63,862
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                  2,000            2,080
                                                                  --------------
                                                                          65,942

CABLE AND TELEVISION - 0.97%
Comcast Corp.
   5.90% due 03/15/2016                                 240,000          231,941
   6.50% due 11/15/2035                                 530,000          500,182
Comcast Corp., Class A
   5.30% due 01/15/2014                                 219,000          206,345
   7.05% due 03/15/2033 (a)                              11,000           11,050
Cox Communications, Inc.
   4.625% due 01/15/2010                                 22,000           21,023
   5.45% due 12/15/2014                                 218,000          203,866
   6.75% due 03/15/2011                                 209,000          213,838
   7.125% due 10/01/2012                                315,000          327,177
   7.75% due 11/01/2010                                 207,000          219,922
Shaw Communications, Inc.
   8.25% due 04/11/2010                                 275,000          287,375
TCI Communications, Inc.
   9.80% due 02/01/2012                                 275,000          319,820

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Time Warner Companies, Inc.
   7.57% due 02/01/2024                          $       34,000   $       35,974
Time Warner Entertainment Company LP
   8.375% due 03/15/2023                                280,000          312,838
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                535,000          603,059
Time Warner, Inc.
   6.15% due 05/01/2007                                  13,000           13,061
   7.625% due 04/15/2031                                  9,000            9,578
   7.70% due 05/01/2032                                 424,000          455,440
                                                                  --------------
                                                                       3,972,489

CELLULAR COMMUNICATIONS - 0.45%
America Movil S.A. de CV
   5.75% due 01/15/2015                                 275,000          258,691
American Tower Corp.
   7.50% due 05/01/2012 (a)                              12,000           12,240
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                211,000          228,778
   8.75% due 03/01/2031                                 209,000          256,530
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                240,000          266,094
Nextel Communications, Inc.
   7.375% due 08/01/2015                                  2,000            2,062
Nextel Communications, Inc., Series F
   5.95% due 03/15/2014                                 385,000          374,126
Nextel Partners, Inc.
   8.125% due 07/01/2011                                405,000          425,250
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                  8,000            8,800
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                 22,000           21,987
                                                                  --------------
                                                                       1,854,558

CHEMICALS - 0.29%
Chemtura Corp.
   6.875% due 06/01/2016                                760,000          737,200
Cytec Industries, Inc.
   6.75% due 03/15/2008                                  13,000           13,142
ICI Wilmington, Inc.
   4.375% due 12/01/2008                                218,000          210,654
Lyondell Chemical Company
   10.875% due 05/01/2009                                25,000           25,500
Nova Chemicals Ltd.
   7.875% due 09/15/2025                                195,000          186,956
                                                                  --------------
                                                                       1,173,452

COMMERCIAL SERVICES - 0.04%
Cendant Corp.
   6.25% due 01/15/2008                                  34,000           34,280
   6.25% due 03/15/2010                                   9,000            9,174
   6.875% due 08/15/2006                                 11,000           11,024
   7.375% due 01/15/2013                                  2,000            2,175
Quebecor World Capital Corp.
   8.75% due 03/15/2016                                 115,000          107,911
                                                                  --------------
                                                                         164,564

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 0.18%
Agilysys, Inc.
   9.50% due 08/01/2006                          $      230,000   $      230,610
Cisco Systems, Inc.
   5.50% due 02/22/2016                                 510,000          491,745
                                                                  --------------
                                                                         722,355

CONSTRUCTION & MINING EQUIPMENT - 0.09%
Kennametal, Inc.
   7.20% due 06/15/2012                                 365,000          383,653

CONTAINERS & GLASS - 0.06%
BWAY Corp.
   10.00% due 10/15/2010                                220,000          231,550

CRUDE PETROLEUM & NATURAL GAS - 0.01%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                                  18,000           17,933
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                   4,000            4,143
                                                                  --------------
                                                                          22,076

DIVERSIFIED FINANCIAL SERVICES - 0.36%
HJ Heinz Finance Company
   6.00% due 03/15/2012 (b)                             450,000          448,795
Kinder Morgan Finance Company ULC
   6.40% due 01/05/2036 (a)                           1,015,000          852,586
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                                 208,000          189,031
                                                                  --------------
                                                                       1,490,412

DOMESTIC OIL - 0.26%
Amerada Hess Corp.
   7.30% due 08/15/2031                                 212,000          226,000
Devon Financing Corp., ULC
   6.875% due 09/30/2011 (a)                            205,000          215,068
Enterprise Products Operating LP
   6.375% due 02/01/2013                                645,000          643,369
                                                                  --------------
                                                                       1,084,437

DRUGS & HEALTH CARE - 0.19%
Allegiance Corp.
   7.00% due 10/15/2026                                 205,000          209,233
Wyeth
   4.375% due 03/01/2008                                210,000          205,999
   5.50% due 02/15/2016                                 380,000          364,264
                                                                  --------------
                                                                         779,496

ELECTRICAL EQUIPMENT - 0.27%
Ametek, Inc.
   7.20% due 07/15/2008                                  90,000           92,106
General Electric Company
   5.00% due 02/01/2013                               1,037,000          997,152
                                                                  --------------
                                                                       1,089,258

ELECTRICAL UTILITIES - 2.46%
AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                                 500,884          555,981
AES Gener SA
   7.50% due 03/25/2014 (a)                             218,000          223,058
American Electric Power Company, Inc.
   5.25% due 06/01/2015                                 210,000          197,579

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Appalachian Power Company
   5.80% due 10/01/2035                          $       39,000   $       34,602
Arizona Public Service Company
   5.50% due 09/01/2035                                 222,000          185,760
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                                 395,000          439,963
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                                  10,000           10,538
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                235,000          258,171
CSFB (Empresa Electrica Guacolda SA)
   8.625% due 04/30/2013                                197,500          213,970
Dominion Resources, Inc.
   5.70% due 09/17/2012                                 207,000          203,608
Empresa Nacional De Electricidad
   8.35% due 08/01/2013 (a)                             220,000          239,491
   8.50% due 04/01/2009                                   8,000            8,503
Enersis SA
   7.375% due 01/15/2014                                 12,000           12,364
Entergy (Waterford 3 Funding)
   8.09% due 01/02/2017                                  59,950           61,164
Entergy Gulf States, Inc.
   5.70% due 06/01/2015                                 175,000          164,787
FirstEnergy Corp.
   6.45% due 11/15/2011                                 209,000          213,479
   7.375% due 11/15/2031                                226,000          242,443
HQI Transelec Chile SA
   7.875% due 04/15/2011                                325,000          344,968
Indiantown Cogeneration LP, Series A-9
   9.26% due 12/15/2010                                 110,322          115,331
Ipalco Enterprises, Inc.
   8.625% due 11/14/2011                                285,000          305,662
Kansas Gas & Electric
   5.647% due 03/29/2021                                230,000          217,336
Nevada Power Company
   6.65% due 04/01/2036                                 530,000          504,236
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                 246,000          230,340
   4.80% due 03/01/2014                                 212,000          198,097
   6.05% due 03/01/2034                                 834,000          786,870
Pepco Holdings, Inc.
   6.45% due 08/15/2012                                 320,000          326,247
PPL Energy Supply LLC, Series A
   6.40% due 11/01/2011                                 365,000          372,776
Progress Energy, Inc.
   6.85% due 04/15/2012                                 170,000          177,931
PSEG Power LLC
   5.00% due 04/01/2014 (a)                             214,000          198,065
   8.625% due 04/15/2031                                214,000          262,273
Scottish Power PLC
   4.91% due 03/15/2010                                 225,000          218,407
Sierra Pacific Power Company
   6.00% due 05/15/2016                                 840,000          807,472
System Energy Resources, Inc.
   5.129% due 01/15/2014                                466,355          449,510

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Texas-New Mexico Power Company
   6.125% due 06/01/2008                         $      440,000   $      440,271
TransAlta Corp.
   5.75% due 12/15/2013                                 385,000          374,582
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                   6,000            5,749
Virginia Electric and Power Company
   6.00% due 01/15/2036                                 500,000          463,122
                                                                  --------------
                                                                      10,064,706

ELECTRONICS - 0.00%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                 17,000           16,904

ENERGY - 0.96%
DTE Energy Company
   6.35% due 06/01/2016                                 370,000          368,781
Duke Capital LLC
   6.25% due 02/15/2013                                 470,000          475,431
   6.75% due 02/15/2032                                 511,000          520,541
Enterprise Products Operating LP
   4.95% due 06/01/2010                                 210,000          201,704
Enterprise Products Operating LP, Series B
   6.875% due 03/01/2033                                209,000          202,642
Enterprise Products Operating LP, Series B
   5.00% due 03/01/2015 (a)                             211,000          189,867
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                  11,000           11,029
KN Capital Trust I, Series B
   8.56% due 04/15/2027                                 125,000          130,958
Nexen, Inc.
   5.875% due 03/10/2035                                212,000          189,521
Northern Border Pipeline Company
   6.25% due 05/01/2007                                  12,000           12,057
Pioneer Natural Resources Company
   5.875% due 07/15/2016                                207,000          188,141
   6.875% due 05/01/2018 (a)                            500,000          482,604
Salton Sea Funding Corp., Series E
   8.30% due 05/30/2011                                 182,860          192,472
Salton Sea Funding Corp., Series F
   7.475% due 11/30/2018                                328,319          345,271
Sempra Energy
   4.75% due 05/15/2009                                 208,000          203,090
TXU Energy Company, LLC
   7.00% due 03/15/2013                                 217,000          224,221
                                                                  --------------
                                                                       3,938,330

FINANCIAL SERVICES - 4.39%
American General Finance Corp., Series MTNI
   4.875% due 07/15/2012                                500,000          474,730
Astoria Depositor Corp.
   8.144% due 05/01/2021                                500,000          512,130
AXA Financial, Inc.
   7.75% due 08/01/2010                                 210,000          225,477
Bank of New York Institutional Capital Trust A
   7.78% due 12/01/2026                                  60,000           62,841
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                 219,000          214,232

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bosphorus Financial Services Ltd
   6.97% due 02/15/2012 (b)                      $      375,000   $      376,488
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                 210,000          204,004
CIT Group, Inc.
   5.60% due 04/27/2011                                 380,000          377,289
CIT Group, Inc., Series MTN
   5.3925% due 05/18/2007 (b)                             8,000            8,016
Citigroup, Inc.
   5.00% due 09/15/2014                                 218,000          205,439
   5.625% due 08/27/2012                                219,000          217,562
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                                  10,000            8,689
Credit Suisse First Boston USA, Inc.
   4.625% due 01/15/2008                                208,000          205,037
   6.50% due 01/15/2012                                 209,000          215,301
Dresdner Bank-New York
   7.25% due 09/15/2015                                 211,000          229,275
E*TRADE Financial Corp.
   7.375% due 09/15/2013                                310,000          313,875
ERP Operating LP
   4.75% due 06/15/2009                                  13,000           12,686
ESI Tractebel Acquisition Corp., Series B
   7.99% due 12/30/2011                                 415,000          429,497
FleetBoston Financial Corp.
   4.875% due 12/01/2006                                 14,000           13,965
Ford Motor Credit Company
   6.12% due 11/16/2006 (b)                             695,000          693,980
Fund American Companies, Inc.
   5.875% due 05/15/2013                                214,000          207,709
General Electric Capital Corp.
   5.45% due 01/15/2013                                 261,000          257,462
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                232,000          217,945
   7.75% due 01/19/2010                                  42,000           41,149
Household Finance Corp.
   6.375% due 10/15/2011                                200,000          205,507
   6.40% due 06/17/2008                                 237,000          240,917
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                            300,000          288,963
HSBC Finance Corp.
   4.625% due 01/15/2008                                213,000          210,159
   6.75% due 05/15/2011                                 520,000          541,387
HVB Funding Trust III
   9.00% due 10/22/2031                                  10,000           12,440
International Lease Finance Corp.
   3.50% due 04/01/2009 (a)                             213,000          201,196
   4.55% due 10/15/2009                                   7,000            6,757
   4.75% due 07/01/2009                                  30,000           29,236
   5.00% due 04/15/2010                                 211,000          205,715
   5.875% due 05/01/2013 (a)                            215,000          213,618
International Lease Finance Corp., Series MTN
   5.45% due 03/24/2011                               1,200,000        1,184,398
International Lease Finance Corp., Series MTNP
   5.4683% due 01/15/2010 (b)                            13,000           13,087

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Jefferies Group, Inc.
   6.25% due 01/15/2036                          $      300,000   $      272,369
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                                 39,000           37,104
JPMorgan Chase & Company
   5.35% due 03/01/2007                                   9,000            8,995
   6.75% due 02/01/2011 (a)                             218,000          227,343
JSG Funding PLC
   9.625% due 10/01/2012                                210,000          218,925
Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010                                 285,000          272,191
MBNA Capital, Series B
   5.9488% due 02/01/2027 (b)                            23,000           22,701
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                                 340,000          339,362
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                                355,000          344,350
Midland Funding II, Series B
   13.25% due 07/23/2006                                509,438          513,508
Mizuho Financial Group (Cayman), Ltd.
   8.375% due 12/29/2049                                420,000          444,108
Morgan Stanley
   4.25% due 05/15/2010                                 232,000          220,158
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                            180,000          177,240
NiSource Finance Corp.
   6.15% due 03/01/2013                                 219,000          219,957
   7.875% due 11/15/2010                                216,000          232,059
Nissan Motor Acceptance Corp.
   5.625% due 03/14/2011                                370,000          365,059
Nuveen Investments, Inc., Class A
   5.50% due 09/15/2015                                  29,000           27,153
Popular North America, Inc.
   4.70% due 06/30/2009                                  12,000           11,624
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                                 14,000           14,031
Reliastar Financial Corp.
   6.50% due 11/15/2008                                  14,000           14,251
Residential Capital Corp.
   6.00% due 02/22/2011                                 630,000          610,866
   6.875% due 06/30/2015 (a)                            241,000          240,262
   6.8983% due 04/17/2009 (b)                           700,000          699,748
Skandinaviska Enskilda Banken AB
   5.471% due 03/29/2049 (b)                            400,000          374,554
SLM Corp., Series MTNA
   5.00% due 04/15/2015                                  27,000           25,067
St. George Funding Company LLC
   zero coupon, Step up to 8.985% on
   06/30/2017 due 12/31/2049                            495,000          525,901
State Street Institutional Capital A
   7.94% due 12/30/2026 (c)                             160,000          167,904
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                247,000          231,842
   5.25% due 04/01/2013                                 224,000          216,019
   5.35% due 01/15/2016                                 375,000          354,581

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Trinity Industries Leasing Companies
   7.755% due 02/15/2009                         $      310,089   $      308,926
Ucar Finance, Inc.
   10.25% due 02/15/2012                                160,000          170,400
Waddell & Reed Financial, Inc.
   5.60% due 01/15/2011                                 400,000          390,161
Washington Mutual Bank
   6.75% due 05/20/2036                                 400,000          397,941
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                214,000          202,340
                                                                  --------------
                                                                      17,977,158

FOOD & BEVERAGES - 0.47%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                 456,851          465,799
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
   11/01/2008 due 11/01/2011                            395,000          333,775
Kellogg Company, Series B
   6.60% due 04/01/2011                                 209,000          216,990
Kraft Foods, Inc.
   5.625% due 11/01/2011                                219,000          216,746
Nabisco, Inc.
   7.05% due 07/15/2007                                   8,000            8,095
   7.55% due 06/15/2015                                 229,000          253,964
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                  95,000           98,088
Smithfield Foods., Inc.
   7.00% due 08/01/2011                                  18,000           17,640
Tyson Foods, Inc.
   6.60% due 04/01/2016                                 330,000          325,203
                                                                  --------------
                                                                       1,936,300

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007                                  5,000            5,012

GAS & PIPELINE UTILITIES - 0.47%
CenterPoint Energy Resources Corp.
   6.15% due 05/01/2016                                 530,000          528,991
Dynegy-Roseton Danskammer
   7.67% due 11/08/2016                                 225,000          230,404
Energy Transfer Partners LP
   5.95% due 02/01/2015                                 435,000          420,142
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035                                 208,000          176,789
   7.30% due 08/15/2033                                 212,000          215,245
Magellan Midstream Partners LP
   6.45% due 06/01/2014                                 340,000          346,574
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                                  14,000           12,520
                                                                  --------------
                                                                       1,930,665

HEALTHCARE SERVICES - 0.23%
Coventry Health Care, Inc.
   5.875% due 01/15/2012                                225,000          218,813
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                                240,000          227,464

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
UnitedHealth Group, Inc. (continued)
   5.80% due 03/15/2036                          $      320,000   $      287,918
WellPoint, Inc.
   3.50% due 09/01/2007                                  14,000           13,616
   3.75% due 12/14/2007                                  10,000            9,732
   5.00% due 12/15/2014                                 208,000          194,006
                                                                  --------------
                                                                         951,549

HOLDINGS COMPANIES/CONGLOMERATES - 0.00%
SPI Electricity & Gas Australia Holdings Party
   Ltd.
   6.15% due 11/15/2013                                  16,000           16,127

HOMEBUILDERS - 0.05%
Pulte Homes, Inc.
   6.25% due 02/15/2013                                 210,000          205,891

HOTELS & RESTAURANTS - 0.35%
Hilton Hotels Corp.
   8.25% due 02/15/2011                                   9,000            9,563
Hyatt Equities LLC
   6.875% due 06/15/2007                                360,000          363,332
Majestic Star LLC
   9.75% due 01/15/2011                                 295,000          303,850
Marriott International, Inc.
   4.625% due 06/15/2012                                 26,000           24,194
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                                680,000          719,100
                                                                  --------------
                                                                       1,420,039

INDUSTRIAL MACHINERY - 0.05%
Caterpillar, Inc.
   7.25% due 09/15/2009                                 213,000          223,630

INSURANCE - 2.50%
American International Group, Inc.
   5.05% due 10/01/2015                                 350,000          328,382
AmerUs Group Company
   6.583% due 05/16/2011                                255,000          256,191
AON Capital Trust A
   8.205% due 01/01/2027                                820,000          896,381
Assurant, Inc.
   5.625% due 02/15/2014                                209,000          201,732
   6.75% due 02/15/2034                                 550,000          545,839
Cincinnati Financial Corp.
   6.92% due 05/15/2028                                 960,000          999,899
CNA Financial Corp.
   5.85% due 12/15/2014 (a)                             333,000          317,761
First American Corp.
   7.55% due 04/01/2028 (a)                             290,000          301,041
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013                                  8,000            7,389
Horace Mann Educators Corp.
   6.85% due 04/15/2016                                 230,000          227,230
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                 683,000          607,885
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                300,000          285,391
Markel Corp.
   6.80% due 02/15/2013                                 325,000          328,517

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Markel Corp. (continued)
   7.35% due 08/15/2034                          $      325,000   $      315,892
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                 16,000           15,940
   5.375% due 07/15/2014                                206,000          193,033
   5.75% due 09/15/2015                                 238,000          227,435
MetLife, Inc.
   5.70% due 06/15/2035                                 255,000          228,778
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013                                  15,000           14,960
Ohio Casualty Corp.
   7.30% due 06/15/2014                                 320,000          327,582
Phoenix Life Insurance Company
   7.15% due 12/15/2034                                 265,000          258,392
Provident Financing Trust I
   7.405% due 03/15/2038                                350,000          315,363
Prudential Financial, Inc.
   4.75% due 04/01/2014                                 227,000          210,139
RenaissanceRe Holdings, Ltd.
   7.00% due 07/15/2008                                 400,000          407,548
Swiss Re Capital I LP
   6.854% due 05/29/2049 (a)(b)                         320,000          318,509
Symetra Financial Corp.
   6.125% due 04/01/2016                                350,000          340,708
The Phoenix Companies, Inc.
   6.675% due 02/16/2008                                230,000          230,747
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                 21,000           20,459
URC Holdings Corp.
   7.875% due 06/30/2006                                 23,000           23,026
W.R. Berkley Corp.
   5.125% due 09/30/2010                                900,000          870,560
   6.15% due 08/15/2019                                  14,000           13,335
XL Capital, Ltd.
   5.25% due 09/15/2014                                 214,000          199,133
Zurich Capital Trust I
   8.376% due 06/01/2037                                375,000          398,887
                                                                  --------------
                                                                      10,234,064

INTERNATIONAL OIL - 0.26%
Delek & Avner-Yam Tethys Ltd.
   5.326% due 08/01/2013                                 21,508           20,676
Pemex Project Funding Master Trust
   6.125% due 08/15/2008                                 13,000           13,000
   6.21% due 06/15/2010 (b)                              18,000           18,432
   9.125% due 10/13/2010                                320,000          352,800
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                                 17,766           17,172
Ras Laffan LNG III
   5.838% due 09/30/2027                                250,000          231,677
Vintage Petroleum, Inc.
   8.25% due 05/01/2012                                 400,000          425,000
                                                                  --------------
                                                                       1,078,757

LEISURE TIME - 0.68%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                                 245,000          243,182

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Boyd Gaming Corp.
   7.125% due 02/01/2016 (a)                     $      500,000   $      491,250
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                 319,000          328,636
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                235,000          232,650
MGM Mirage, Inc.
   6.00% due 10/01/2009                                  16,000           15,780
   6.375% due 12/15/2011 (a)                            212,000          205,640
   6.75% due 04/01/2013                                 255,000          248,944
   6.875% due 04/01/2016                                255,000          244,800
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                                208,000          204,620
   8.00% due 04/01/2012                                 150,000          153,750
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                  60,000           60,600
MTR Gaming Group, Inc., Series B
   9.75% due 04/01/2010                                 220,000          233,475
Waterford Gaming, LLC
   8.625% due 09/15/2012                                100,000          106,000
                                                                  --------------
                                                                       2,769,327

LIQUOR - 0.00%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043                                  10,000           10,226

MANUFACTURING - 0.25%
Tyco International Group SA
   6.875% due 01/15/2029                              1,000,000        1,022,487

MEDICAL-HOSPITALS - 0.39%
Alliance Imaging, Inc.
   7.25% due 12/15/2012                                 275,000          246,812
HCA, Inc.
   6.375% due 01/15/2015 (a)                            226,000          214,096
   6.50% due 02/15/2016                                 200,000          189,191
   7.875% due 02/01/2011                                208,000          215,495
Health Management Associates, Inc.
   6.125% due 04/15/2016                                495,000          486,184
Manor Care, Inc.
   6.25% due 05/01/2013                                 255,000          250,819
                                                                  --------------
                                                                       1,602,597

METAL & METAL PRODUCTS - 0.10%
Alcan, Inc.
   5.00% due 06/01/2015                                   6,000            5,560
Inco Ltd.
   7.75% due 05/15/2012                                 234,000          251,443
Vedanta Resources PLC
   6.625% due 02/22/2010                                160,000          155,751
                                                                  --------------
                                                                         412,754

MINING - 0.05%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                                 209,000          202,415

NEWSPAPERS - 0.12%
Gannett Company, Inc.
   5.414% due 05/26/2009 (b)                            500,000          500,139

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER - 0.10%
Abitibi-Consolidated, Inc.
   6.00% due 06/20/2013                          $      195,000   $      164,775
Norske Skogindustrier ASA
   7.625% due 10/15/2011                                 34,000           34,757
Plum Creek Timberlands LP
   5.875% due 11/15/2015                                210,000          202,698
                                                                  --------------
                                                                         402,230

PETROLEUM SERVICES - 0.10%
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                                 150,000          164,830
Valero Logistics Operations LP
   6.05% due 03/15/2013                                 248,000          246,429
                                                                  --------------
                                                                         411,259

PHARMACEUTICALS - 0.43%
Allergan, Inc.
   5.75% due 04/01/2016                                 635,000          623,305
AmerisourceBergen Corp.
   5.875% due 09/15/2015                                 39,000           37,566
Caremark Rx, Inc.
   7.375% due 10/01/2006                                255,000          256,413
Hospira, Inc.
   5.90% due 06/15/2014                                   8,000            7,865
Medco Health Solutions, Inc.
   7.25% due 08/15/2013                                 295,000          313,102
Schering Plough Corp.
   5.55% due 12/01/2013                                 218,000          212,085
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                 170,000          161,277
   6.15% due 02/01/2036                                 170,000          153,955
                                                                  --------------
                                                                       1,765,568

PHOTOGRAPHY - 0.05%
Sotheby's Holdings, Inc.
   6.875% due 02/01/2009                                200,000          200,000

REAL ESTATE - 1.83%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                                 215,000          217,494
Camden Property Trust, REIT
   5.00% due 06/15/2015                                 216,000          198,842
Colonial Properties Trust, REIT
   6.25% due 06/15/2014 (a)                             211,000          209,499
Colonial Realty LP
   5.50% due 10/01/2015                                 231,000          216,904
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                                 22,000           20,998
Duke Realty Corp., REIT
   5.1954% due 12/22/2006 (b)                           193,000          193,178
Health Care Property Investors, Inc.,
   Series MTN, REIT
   4.875% due 09/15/2010                                229,000          219,454
   5.625% due 02/28/2013                                520,000          505,014
Health Care REIT, Inc.
   6.00% due 11/15/2013                                 215,000          208,375
   6.20% due 06/01/2016                                 540,000          525,899

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                         $      360,000   $      388,939
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                                 612,000          627,645
Host Marriott LP, REIT
   6.75% due 06/01/2016                                 470,000          456,488
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                                  20,000           19,583
iStar Financial, Inc., Series 1, REIT
   5.875% due 03/15/2016                                730,000          700,793
Price, Inc., REIT
   7.50% due 11/05/2006                                   9,000            9,065
Rouse Company LP/TRC, REIT
   6.75% due 05/01/2013                                 420,000          415,800
Rouse Company, REIT
   3.625% due 03/15/2009                                645,000          598,803
   5.375% due 11/26/2013                                209,000          191,235
Simon Property Group LP, REIT
   5.75% due 12/01/2015                                 530,000          516,584
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                             274,000          280,309
Vornado Realty LP
   5.60% due 02/15/2011                                 800,000          789,052
                                                                  --------------
                                                                       7,509,953

RETAIL - 0.21%
Home Depot, Inc.
   5.40% due 03/01/2016                                 395,000          380,507
JC Penney Corp., Inc.
   7.65% due 08/15/2016                                 255,000          278,765
   8.125% due 04/01/2027                                185,000          191,756
                                                                  --------------
                                                                         851,028

RETAIL GROCERY - 0.06%
Delhaize America, Inc.
   9.00% due 04/15/2031                                 200,000          224,206

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.94%
Corning, Inc.
   6.05% due 06/15/2015                                 210,000          203,843
Corning, Inc., Series MTN
   8.30% due 04/04/2025                                 520,000          543,571
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016 (a)                           1,000,000          950,666
   6.625% due 07/11/2011                         EUR      1,000            1,424
   8.00% due 06/15/2010                          $      222,000          239,710
   8.25% due 06/15/2030 (b)                             227,000          262,377
Embarq Corp.
   6.738% due 06/01/2013                                160,000          160,201
   7.082% due 06/01/2016                                880,000          881,047
France Telecom SA
   8.0 due 03/01/2011                                    20,000           21,600
   8.50% due 03/01/2031 (b)                             220,000          265,625
Intelsat Ltd.
   9.6138% due 01/15/2012 (b)                           100,000          101,375
SBC Communications, Inc.
   4.125% due 09/15/2009                                207,000          197,184

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
SBC Communications, Inc. (continued)
   5.10% due 09/15/2014                          $       16,000   $       14,946
   5.625% due 06/15/2016                                 12,000           11,434
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                                  9,000            9,235
                                                                  --------------
                                                                       3,864,238

TELEPHONE - 0.93%
AT&T Corp.
   8.00% due 11/15/2031 (b)                             435,000          501,178
AT&T, Inc.
   6.80% due 05/15/2036 (a)                             400,000          397,900
BellSouth Corp.
   4.20% due 09/15/2009                                 212,000          202,403
   6.00% due 11/15/2034 (a)                             820,000          734,031
Sprint Capital Corp.
   6.125% due 11/15/2008                                216,000          218,548
   6.375% due 05/01/2009                                212,000          215,938
   6.875% due 11/15/2028                                242,000          244,033
   8.375% due 03/15/2012                                207,000          230,837
   8.75% due 03/15/2032                                 317,000          385,772
Telecom Italia Capital SA
   4.00% due 01/15/2010                                 215,000          201,929
   4.00% due 11/15/2008                                 169,000          162,600
Verizon Communications, Inc.
   5.55% due 02/15/2016                                 300,000          282,895
Verizon, New York, Inc.
   6.875% due 04/01/2012 (a)                             15,000           15,309
                                                                  --------------
                                                                       3,793,373

TOBACCO - 0.06%
Altria Group, Inc.
   7.00% due 11/04/2013                                   6,000            6,336
Reynolds American, Inc.
   7.25% due 06/01/2013                                 235,000          232,071
                                                                  --------------
                                                                         238,407

TRANSPORTATION - 0.11%
CMA CGM SA
   7.25% due 02/01/2013                                 455,000          434,993
CSX Corp.
   5.43% due 08/03/2006 (b)                              17,000           17,006
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                                   2,000            2,069
                                                                  --------------
                                                                         454,068

UTILITY SERVICE - 0.00%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                  13,000           12,617
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $103,891,434)                         $  100,688,895
                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.11%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 5A
   4.44% due 02/25/2045                               1,133,707        1,103,462

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
American Home Mortgage Investment Trust,
   Series 2005-4, Class 5A
   5.35% due 11/25/2045                          $        4,047   $        3,995
Banc of America Commercial Mortgage, Inc.,
   Series 2004-4, Class A3
   4.128% due 07/10/2042                                 32,284           30,976
Banc of America Commercial Mortgage, Inc.,
   Series 2005-2, Class AJ
   4.953% due 07/10/2043 (b)                             50,846           47,513
Banc of America Commercial Mortgage, Inc.,
   Series 2005-4, Class A5A
   4.933% due 07/10/2045                                245,000          229,448
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class A4
   5.1818% due 09/10/2047 (b)                           470,000          450,234
Banc of America Commercial Mortgage, Inc.,
   Series 2005-6, Class H
   5.1818% due 09/10/2047 (b)                           350,000          325,122
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class AM
   5.421% due 09/10/2045 (b)                          1,600,000        1,541,348
Banc of America Commercial Mortgage, Inc.,
   Series 2006-1, Class XC
   5.421% due 09/10/2045 (b)                         52,842,323          352,970
Banc of America Funding Corp., Series 2006-B,
   Class 6A1
   5.9012% due 03/20/2036 (b)                           607,827          604,909
Banc of America Funding Corp., Series 2006-D,
   Class 6B1
   5.9822% due 05/20/2036 (b)                           249,976          245,640
Banc of America Large Loan,
   Series 2005-MIB1, Class B
   5.3406% due 03/15/2022 (b)                           895,000          894,784
Banc of America Large Loan, Series 2006-LAQ,
   Class H
   5.501% due 02/09/2021 (b)                            525,000          525,492
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                                  12,674           12,547
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-12, Class 22A1
   5.7624% due 02/25/2036 (b)                           566,349          564,756
Bear Stearns Alt-A Trust, Series 2006-1,
   Class 23A1
   5.6808% due 02/25/2036 (b)                           557,960          552,711
Bear Stearns Alt-A Trust, Series 2006-3,
   Class 34A1
   6.227% due 05/25/2036 (b)                            690,150          691,209
Bear Stearns Asset Backed Securities, Inc.,
   Series 2003-AC4, Class A
   5.00% due 09/25/2033                                  14,181           13,763
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-PWR5, Class X1
   0.076% IO due 07/11/2042 (b)                         493,831           10,116
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-T16, Class X1
   0.08% IO due 02/13/2046 (b)                          591,021           11,398

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Bear Stearns Commercial Mortgage Securities,
   Series 2005-PWR8, Class AJ
   4.75% due 06/11/2041                          $       47,292   $       43,366
Bear Stearns Commercial Mortgage Securities,
   Series 2005-T20, Class A4A
   5.1558% due 10/12/2042 (b)                           260,000          248,530
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                 29,619           31,993
Chaseflex Trust, Series 2005-2, Class 4A1
   5.00% due 05/25/2020                                 382,105          366,343
Citicorp Mortgage Securities, Inc.,
   Series 2005-5, Class 2A3
   5.00% due 08/25/2020                                 720,391          698,531
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-10, Class 1A5A
   5.9023% due 12/25/2035 (b)                           535,871          532,681
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-5, Class 2A3
   5.00% due 08/25/2035                                 361,454          353,894
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-AR1, Class 1A1
   4.90% due 10/25/2035 (b)                           1,453,925        1,426,678
Citigroup Mortgage Loan Trust, Inc.,
   Series 2006-WF2, Class A2C
   5.852% due 05/25/2036                              2,000,000        1,999,960
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class C
   5.225% due 09/15/2020 (b)                            190,000          181,116
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class A4
   5.224% due 09/15/2020 (b)                            360,000          346,244
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class AM
   5.592% due 01/15/2046 (b)                          1,000,000          968,762
Citigroup/Deutsche Bank Commercial Mortgage,
   Series 2006-CD2, Class X
   0.13% IO due 01/11/2046 (b)                      110,684,104          658,471
Commercial Mortgage Pass-Through Certificates,
   Series 2005-C6, Class XC1
   0.04% IO due 06/10/2044 (b)                        6,844,271           45,759
Commercial Mortgage Pass-Through Certificates,
   Series 2006-C7, Class A3
   5.707% due 06/10/2046 (b)                            540,000          542,696
Commercial Mortgage Pass-Through Certificates,
   Series 2006-CN2A, Class H
   5.7556% due 02/05/2019 (b)                           380,000          374,891
Commercial Mortgage, Series 2003-LB1A,
   Class A2
   4.084% due 06/10/2038                                 49,859           45,172
Commercial Mortgage, Series 2005-C6, Class B
   5.2191% due 06/10/2044 (b)                            49,365           47,087
Commercial Mortgage, Series 2005-C6, Class G
   5.459% due 06/10/2044                                 25,000           23,305
Commercial Mortgage, Series 2005-FL11,
   Class AJ
   5.2806% due 11/15/2017 (b)                           595,000          594,738

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Countrywide Alternative Loan Trust,
   Series 2004-24CB, Class 1A1
   6.00% due 11/25/2034                          $       27,329   $       26,817
Countrywide Alternative Loan Trust,
   Series 2005-2, Class 1A1
   5.0989% due 03/25/2035 (b)                         2,119,833        2,110,605
Countrywide Alternative Loan Trust,
   Series 2005-J1, Class 3A1
   6.50% due 08/25/2032                                 161,568          161,770
Countrywide Alternative Loan Trust,
   Series 2006-11CB, Class 3A1
   6.50% due 05/25/2036                               1,007,255        1,010,402
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2004-HYB2, Class 4A
   4.5519% due 07/20/2034 (b)                         1,904,284        1,862,282
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-HYB5
   4.923% due 09/20/2035 (b)                            825,666          809,157
Countrywide Home Loan Trust,
   Series 2005-HYB6, Class 1A1
   5.0668% due 10/20/2035 (b)***                      1,402,747        1,389,685
Countrywide Home Loans, Series 2005-6,
   Class 2A1
   5.50% due 04/25/2035                                 304,563          289,334
Credit Suisse Mortgage Capital Certificates,
   Series 2006-TFLA, Class B
   5.3106% due 04/15/2021 (b)                           870,000          870,431
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                                305,000          293,210
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                                311,000          304,636
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                 18,612           18,726
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                                 34,555           34,270
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                  32,087           32,805
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                                 19,746           20,136
CS First Boston Mortgage Securities Corp.,
   Series 2003-25, Class 2A1
   4.50% due 10/25/2018                                 264,492          248,671
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                                 10,860           10,182
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 1A1
   5.00% due 07/25/2020                                 349,993          333,885
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class AX
   0.0885% IO due 02/15/2038 (b)                      1,189,608           13,943

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
CS First Boston Mortgage Securities Corp.,
   Series 2005-C1, Class F
   4.821% due 02/15/2038                         $       20,000   $       18,155
CS First Boston Mortgage Securities Corp.,
   Series 2005-C2, Class B
   5.016% due 04/15/2037 (b)                             58,053           54,368
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class F
   5.3921% due 08/15/2038 (b)                            50,000           47,225
CS First Boston Mortgage Securities Corp.,
   Series 2005-C4, Class G
   5.3921% due 08/15/2038 (b)                            40,000           37,519
Federal Home Loan Mortgage Corp.,
   Series 24989, Class PE
   6.00% due 08/15/2032                                 405,000          400,321
Federal Home Loan Mortgage Corp.,
   Series 2003-2640, Class WA
   3.50% due 03/15/2033                                 113,157          107,902
Federal Home Loan Mortgage Corp.,
   Series 2005-3019, Class MD
   4.75% due 01/15/2031                               2,644,441        2,589,149
Federal Home Loan Mortgage Corp.,
   Series 2005-3033, Class JH
   5.00% due 06/15/2032                                  94,379           91,754
Federal Home Loan Mortgage Corp.,
   Series 2005-3046, Class BC
   5.00% due 08/15/2023                               2,751,905        2,693,633
Federal National Mortgage Association Whole
   Loan, Series 2002-W3, Class A5
   7.50% due 01/25/2028                                  11,628           11,970
Federal National Mortgage Association,
   Series 2003-18, Class EX
   4.00% due 06/25/2017                               2,205,573        2,109,098
Federal National Mortgage Association,
   Series 2003-33, Class AC
   4.25% due 03/25/2033                                  98,487           92,592
Federal National Mortgage Association,
   Series 2003-49, Class JE
   3.00% due 04/25/2033                                 437,575          379,543
Federal National Mortgage Association,
   Series 2003-58, Class AD
   3.25% due 07/25/2033                                 284,990          253,826
Federal National Mortgage Association,
   Series 2003-63, Class PE
   3.50% due 07/25/2033                                 225,650          201,286
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                                   5,947            6,117
First Horizon Alternative Mortgage Securities,
   Series 2004-AA2, Class 2A1
   5.0209% due 08/25/2034 (b)***                      1,894,581        1,868,537
First Horizon Alternative Mortgage Securities,
   Series 2006-AA2, Class B1
   6.269% due 05/25/2036 (b)                            199,962          200,306
First Union National Bank Commercial Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                                 32,042           32,293

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
First Union National Bank Commercial Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                         $       12,730   $       12,727
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                  22,214           22,642
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                 14,809           14,553
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class XC
   0.0605% IO due 06/10/2048 (b)                      1,731,862           22,187
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class C
   5.133% due 05/10/2043 (b)                             43,737           41,328
GE Capital Commercial Mortgage Corp.,
   Series 2005-C4, Class H
   5.3327% due 11/10/2045 (b)                           450,000          419,924
Global Signal Trust, Series 2004-2A, Class D
   5.093% due 12/15/2014                                180,000          175,207
Global Signal Trust, Series 2006-1, Class E
   6.495% due 02/15/2036                                292,000          291,274
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                                 50,100           49,970
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C1, Class A1
   5.785% due 11/15/2039                                266,392          266,716
GMAC Commercial Mortgage Securities, Inc.,
   Series 2006-C1, Class AJ
   5.349% due 11/10/2045 (b)                            945,000          903,250
GMAC Mortgage Corp. Loan Trust,
   Series 2006-AR1, Class 2A1
   5.6654% due 04/19/2036 (b)                           593,022          586,908
Government National Mortgage Association,
   Series 2003-42, Class XA
   3.75% due 05/16/2033                                   5,554            5,087
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                                 44,460           42,842
Greenwich Capital Commercial Funding Corp.,
   Series 2003-C2, Class A2
   4.022% due 01/05/2036                                 50,000           48,009
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A2
   5.117% due 04/10/2037                                705,000          691,583
GS Mortgage Securities Corp. II,
   Series 2005-GG4, Class E
   5.078% due 07/10/2039 (b)                             52,919           49,142
GS Mortgage Securities Corp. II,
   Series 2005-GG4, Class XC
   0.1043% IO due 07/10/2039 (b)                      2,093,149           40,546
GS Mortgage Securities Corp. II,
   Series 2006-GG6, Class AM
   5.622% due 04/10/2038 (b)                          1,350,000        1,320,416

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
GSR Mortgage Loan Trust, Series 2004-14,
   Class 3A2
   4.58% due 12/25/2034 (b)                      $    1,613,648   $    1,598,268
GSR Mortgage Loan Trust, Series 2004-9,
   Class B1
   4.5197% due 08/25/2034 (b)                           375,403          363,036
GSR Mortgage Loan Trust, Series 2005-5F,
   Class 6A1
   5.00% due 05/25/2020                                 361,398          347,862
GSR Mortgage Loan Trust, Series 2005-8F,
   Class 6A1
   4.50% due 10/25/2020                                 392,331          375,265
GSR Mortgage Loan Trust, Series 2006-AR1,
   Class 3A1
   5.4281% due 01/25/2036 (b)                           924,679          908,461
Harborview NIM Corp., Series 2006-BU1,
   Class N1
   5.93% due 02/20/2046                                 450,019          450,581
IndyMac Index Mortgage Loan Trust,
   Series 2005-AR5, Class B1
   5.4152% due 05/25/2035 (b)                           134,454          133,792
IndyMac Index Mortgage Loan Trust,
   Series 2006-AR3, Class 3A1A
   6.197% due 04/25/2036 (b)                            585,483          585,955
JPMorgan Alternative Loan Trust,
   Series 2006-A1, Class 4A1
   6.0904% due 03/25/2036 (b)                           736,169          735,534
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2002-C1, Class A3
   5.376% due 07/12/2037                                 51,734           50,898
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CBX, Class A2
   3.89% due 01/12/2037                                  14,809           14,287
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP3, Class A4B
   4.996% due 08/15/2042 (b)                            515,000          482,996
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2005-LDP4, Class B
   5.129% due 10/15/2042 (b)                            145,000          136,570
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2006-LDP6, Class X1
   0.0364% IO due 04/15/2043 (b)                     82,243,899          432,208
JPMorgan Mortgage Trust, Series 2005-S2,
   Class 2A16
   6.50% due 09/25/2035                                 297,114          297,731
JPMorgan Mortgage Trust, Series 2005-S3,
   Class 2A2
   5.50% due 01/25/2021                                 563,359          553,289
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                 29,619           30,719
LB-UBS Commercial Mortgage Trust,
   Series 2005-C1, Class XCL
   0.146% IO due 02/15/2040 (b)                         744,741           15,663
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class AJ
   4.843% due 07/15/2040                                 40,874           37,877

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class G
   5.111% due 07/15/2040 (b)                     $       25,472   $       23,684
LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2
   4.885% due 09/15/2040                                 58,053           56,598
Lehman Mortgage Trust, Series 2005-1,
   Class 6A1
   5.00% due 11/25/2020                                 517,383          501,775
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 2A1
   3.817% due 04/21/2034 (b)                          2,035,440        1,975,948
Mastr Adjustable Rate Mortgages Trust,
   Series 2004-8, Class 5A1
   4.669% due 08/25/2034 (b)                          1,044,317        1,022,521
Mastr Adjustable Rate Mortgages Trust,
   Series 2005-2, Class 2A1
   5.1425% due 03/25/2035 (b)                         2,497,312        2,485,022
Mastr Adjustable Rate Mortgages Trust,
   Series 2006-2, Class 4A1
   4.995% due 02/25/2036 (b)                            758,525          739,107
Merrill Lynch Mortgage Trust,
   Series 2004-BPB1, Class XC
   0.058% IO due 09/12/2041                             500,000            9,744
Merrill Lynch Mortgage Trust,
   Series 2004-KEY2, Class A4
   4.864% due 08/12/2039 (b)                             31,988           29,856
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class XC
   0.041% IO due 07/12/2038                           5,600,000           35,747
Merrill Lynch Mortgage Trust,
   Series 2005-CKI1, Class A6
   5.2445% due 11/12/2037 (b)                           435,000          418,656
Merrill Lynch Mortgage Trust, Series 2006-C1
   5.844% due 05/12/2039 (b)                          1,000,000          990,478
Morgan Stanley Capital I
   0.0805% IO due 07/15/2056 (b)                        700,000           19,674
Morgan Stanley Capital I, Series 2004-T13,
   Class A2
   3.94% due 09/13/2045                                  27,150           25,678
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A2
   5.2052% due 11/14/2042 (b)                           415,000          404,395
Morgan Stanley Capital I, Series 2005-HQ7,
   Class A4
   5.2052% due 11/14/2042 (b)                           415,000          398,596
Morgan Stanley Capital I, Series 2005-IQ10,
   Class A4A
   5.23% due 09/15/2042 (b)                             675,000          645,779
Morgan Stanley Capital I, Series 2005-T17,
   Class X1
   0.0647% IO due 12/13/2041 (b)                      1,486,296           22,067
Morgan Stanley Capital I, Series 2006-HQ8,
   Class X
   0.109% IO due 03/12/2044 (b)                     113,000,000          591,849
Morgan Stanley Capital I, Series 2006-T21,
   Class X
   0.1524% IO due 10/12/2052 (b)                     20,543,000          308,048
Morgan Stanley Mortgage Loan Trust,
   Series 2006-3AR, Class 3A1
   6.1069% due 03/25/2036 (b)                           804,008          806,520

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Nomura Asset Acceptance Corp.,
   Series 2006-AF1, Class CB1
   6.540% due 06/25/2036 (b)                     $      230,000   $      232,947
Prime Mortgage Trust, Series 2005-2, Class 1A2
   5.00% due 07/25/2020                                 850,389          822,525
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class NB5
   5.9969% due 12/25/2035 (b)                           537,231          539,095
Residential Accredit Loans, Inc.,
   Series 2006-QA1, Class A31
   6.2995% due 01/25/2036 (b)                           748,551          750,847
Residential Asset Securitization Trust,
   Series 2006-A7CB, Class 2A1
   6.50% due 07/25/2036                                 745,000          749,074
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                 12,045           12,426
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                                  9,871            9,917
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                                 24,682           25,370
SBA CMBS Trust, Series 2005-1A, Class A
   5.369% due 11/15/2035                                200,000          196,839
SBA CMBS Trust, Series 2005-1A, Class B
   5.565% due 11/15/2035                                200,000          197,473
SBA CMBS Trust, Series 2005-1A, Class C
   5.731% due 11/15/2035                                397,000          392,460
SBA CMBS Trust, Series 2005-1A, Class D
   6.219% due 11/15/2035                                100,000           99,595
SBA CMBS Trust, Series 2005-1A, Class E
   6.706% due 11/15/2035                                110,000          110,395
Sequoia Mortgage Trust, Series 2005-3,
   Class A1
   5.2806% due 05/20/2035 (b)                            16,151           16,143
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A3
   4.39% due 02/15/2041                                  39,492           37,096
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C17, Class XC
   0.07% IO due 03/15/2042 (b)                        1,000,964            8,908
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class A5
   4.661% due 05/15/2044                                 66,742           62,872
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C19, Class AJ
   4.793% due 05/15/2044                                 37,517           34,530
Wachovia Bank Commercial Mortgage Trust,
   Series 2006-C24, Class XC
   0.009% IO due 03/15/2045 (b)                     158,337,448          858,933
Washington Mutual Alternative Mortgage
   Pass-Through Certificates, Series 2005-6,
   Class 1CB
   6.50% due 08/25/2035                                 557,988          558,511
Washington Mutual, Inc., Series 2005-1,
   Class 6A1
   6.50% due 03/25/2035                                  22,727           22,731

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Washington Mutual, Inc., Series 2005-AR12,
   Class 1A8
   4.8425% due 10/25/2035 (b)                    $    1,473,189   $    1,440,902
Wells Fargo Mortgage Backed Securities Trust,
   Series 2004-7, Class 2A2
   5.00% due 07/25/2019                                 362,023          348,221
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR16, Class 2A1
   4.9465% due 10/25/2035 (b)                         3,848,030        3,800,091
Wells Fargo Mortgage Backed Securities Trust,
   Series 2005-AR2, Class 3A1
   4.9449% due 03/25/2035 (b)                            37,928           37,256
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $76,168,727)                                             $   74,211,353
                                                                  --------------

ASSET BACKED SECURITIES - 4.93%
Amresco Residential Securities Mortgage Loan
   Trust, Series 1998-1, Class A6
   6.51% due 08/25/2027                                   3,921            3,928
Argent Securities, Inc., Series 2004-W1,
   Class M3
   6.5313% due 03/25/2034 (b)                            31,593           31,997
California Infrastructure Development PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                                   2,930            2,935
Capital Trust Re CDO, Ltd., Series 2005-1A,
   Class B
   5.5506% due 03/20/2050 (b)                           400,000          400,422
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.842% due 10/25/2030 (b)                             27,077           26,836
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   5.3613% due 09/25/2033 (b)                            13,255           13,263
Credit-Based Asset Servicing and
   Securitization,
   Series 2005-CB8, Class AF2
   5.303% due 12/25/2035                              1,000,000          989,219
Credit-Based Asset Servicing and
   Securitization,
   Series 2006-CB2, Class AF2
   5.501% due 12/25/2036                              1,250,000        1,240,625
DB Master Finance LLC, Series 2006-1, Class-A2
   5.779% due 06/20/2031                              1,205,000        1,204,981
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                                125,000          124,997
Equity One ABS, Inc., Series 2004-2, Class AV2
   5.3313% due 07/25/2034 (b)                             2,992            2,997
GSAA Home Equity Trust, Series 2006-10,
   Class AF3
   5.985% due 06/25/2036                              1,000,000        1,000,000
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   5.3213% due 11/25/2035 (b)                            42,082           42,102
LNR CDO Ltd, Series 2006-1A, Class BFL
   5.6406% due 05/28/2043 (b)                           700,000          700,000
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   5.3713% due 11/25/2034 (b)                            24,414           24,435
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
   4.72% due 12/25/2050                                 570,000          569,145

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
N-Star Real Estate CDO Ltd., Series 2006-7A,
   Class C
   5.681% due 06/22/2051                         $    9,000,000   $    9,000,000
Ownit Mortgage Loan, Series 2006-1, Class AF2
   5.29 due 12/25/2036                                1,050,000        1,037,695
Ownit Mortgage Loan, Series 2006-2, Class A2B
   5.6329 due 01/25/2037                              1,000,000          993,281
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AF3
   4.982% due 09/25/2035 (b)                             65,162           63,823
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-6, Class A2
   5.35% due 01/25/2036 (b)                             900,000          892,046
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF3
   4.499% due 08/25/2035                                210,000          204,762
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4
   4.934% due 08/25/2035                                230,000          219,818
Renaissance Home Equity Loan Trust,
   Series 2005-4, Class A2
   5.399% due 02/25/2036                              1,000,000          993,321
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                                  29,334           28,925
Sail Net Interest Margin Notes,
   Series 2005-6A, Class A
   4.75% due 07/27/2035                                 200,485          199,392
Specialty Underwriting & Residential Finance,
   Series 2003-BC4, Class A3B
   4.788% due 11/25/2034                                 26,240           26,010
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   5.3913% due 10/25/2035 (b)                            34,555           34,623
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   5.3813% due 09/25/2034 (b)                            30,873           30,893
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   5.3813% due 09/25/2034 (b)                            23,938           23,958
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                              49,000           48,267
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $20,234,564)                                             $   20,174,696
                                                                  --------------

SUPRANATIONAL OBLIGATIONS - 0.06%

HONDURAS - 0.00%
Central American Bank for Economic Integration
   6.75% due 04/15/2013                                  12,000           12,252

SUPRANATIONAL - 0.06%
Corporacion Andina de Fomento
   5.20% due 05/21/2013                                 214,000          204,544

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SUPRANATIONAL OBLIGATIONS (CONTINUED)

SUPRANATIONAL (CONTINUED)
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                         $       20,000   $       20,906
                                                                  --------------
                                                                         225,450
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $249,234)                                                $      237,702
                                                                  --------------
SHORT TERM INVESTMENTS - 26.13%
Federal Home Loan Bank Discount Notes
   zero coupon due 06/13/2006 to
      06/19/2006 ***                             $   72,000,000   $   71,873,186
State Street Global Advisers Funds (c)                1,624,392        1,624,392
State Street Navigator Securities Lending
   Prime Portfolio (c)                               33,574,867       33,574,867
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $107,073,699)                                            $  107,072,445
                                                                  --------------
REPURCHASE AGREEMENTS - 2.74%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $11,231,155 on 6/1/2006,
   collateralized by $9,980,000
   Federal Home Loan Mortgage
   Corporation, 5.40% due
   03/17/2021 (valued at $9,755,450,
   including interest) and $1,810,000
   Federal National Mortgage
   Association, 5.70% due
   03/27/2023 (valued at $1,703,663,
   including interest) (c)***                    $   11,230,000   $   11,230,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,230,000)                                             $   11,230,000
                                                                  --------------
TOTAL INVESTMENTS (ACTIVE BOND FUND)
   (COST $536,882,065) - 129.19%                                  $  529,352,790
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (29.19)%                                                         (119,605,493)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  409,747,297
                                                                  ==============

ALL CAP CORE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 86.32%

AEROSPACE - 2.90%
Boeing Company                                           47,400   $    3,946,050
Northrop Grumman Corp.                                   56,100        3,628,548
                                                                  --------------
                                                                       7,574,598

AGRICULTURE - 0.71%
Monsanto Company                                         22,000        1,851,520

AIR TRAVEL - 0.50%
AMR Corp. *                                              52,200        1,287,252

ALL CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL (CONTINUED)
Southwest Airlines Company                                1,300   $       20,930
                                                                  --------------
                                                                       1,308,182

APPAREL & TEXTILES - 0.84%
Coach, Inc. *                                            75,900        2,207,172

BANKING - 5.62%
Bank of America Corp.                                   152,400        7,376,160
KeyCorp                                                  23,600          842,992
US Bancorp                                               49,700        1,534,239
Wachovia Corp.                                           20,400        1,091,400
Wells Fargo Company                                      57,800        3,836,186
                                                                  --------------
                                                                      14,680,977

BIOTECHNOLOGY - 1.63%
Genentech, Inc. *                                        26,500        2,198,440
Millipore Corp. *                                        26,700        1,852,980
Techne Corp. *                                            4,000          218,720
                                                                  --------------
                                                                       4,270,140

BROADCASTING - 0.06%
Clear Channel Communications, Inc.                        5,000          154,000

BUSINESS SERVICES - 3.01%
Cadence Design Systems, Inc. *                          127,300        2,296,492
Ceridian Corp. *                                          8,400          204,372
Harte-Hanks, Inc.                                        11,700          319,878
Moody's Corp.                                            32,800        1,715,440
Robert Half International, Inc.                          36,700        1,506,168
Unisys Corp. *                                          128,200          843,556
West Corp. *                                             20,200          980,104
                                                                  --------------
                                                                       7,866,010

CELLULAR COMMUNICATIONS - 0.98%
Motorola, Inc.                                          121,300        2,558,217

CHEMICALS - 0.41%
Celanese Corp., Series A                                 54,600        1,076,166

COMPUTERS & BUSINESS EQUIPMENT - 3.08%
Dell, Inc. *                                            132,300        3,357,774
Hewlett-Packard Company                                 115,800        3,749,604
Western Digital Corp. *                                  46,900          954,415
                                                                  --------------
                                                                       8,061,793

CONTAINERS & GLASS - 0.22%
Ball Corp.                                               15,100          565,042

COSMETICS & TOILETRIES - 2.67%
Colgate-Palmolive Company                                63,800        3,849,692
Kimberly-Clark Corp.                                     41,300        2,505,671
Procter & Gamble Company                                 11,300          613,025
                                                                  --------------
                                                                       6,968,388

CRUDE PETROLEUM & NATURAL GAS - 4.76%
ChevronTexaco Corp.                                      88,900        5,315,331
Devon Energy Corp.                                       47,400        2,718,864
EOG Resources, Inc.                                      20,600        1,352,596
Marathon Oil Corp.                                       35,900        2,694,295

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Unit Corp. *                                              6,200   $      371,504
                                                                  --------------
                                                                      12,452,590
DOMESTIC OIL - 0.26%
Denbury Resources, Inc. *                                21,700          685,720

DRUGS & HEALTH CARE - 0.46%
Kos Pharmaceuticals, Inc. * (a)                          27,900        1,197,189

ELECTRICAL EQUIPMENT - 1.17%
General Electric Company                                 89,600        3,069,696

ELECTRICAL UTILITIES - 2.99%
American Electric Power Company, Inc.                    39,900        1,367,373
Exelon Corp.                                             73,900        4,183,479
FirstEnergy Corp.                                        43,200        2,264,544
                                                                  --------------
                                                                       7,815,396

ELECTRONICS - 1.77%
Jabil Circuit, Inc.                                      55,900        1,946,438
Teleflex, Inc.                                           43,800        2,686,692
                                                                  --------------
                                                                       4,633,130

FINANCIAL SERVICES - 7.02%
CIT Group, Inc.                                          13,100          673,340
Citigroup, Inc.                                         159,200        7,848,560
Franklin Resources, Inc.                                 18,000        1,619,100
Goldman Sachs Group, Inc.                                   800          120,760
IndyMac Bancorp, Inc.                                     2,700          123,930
Lehman Brothers Holdings, Inc.                           54,500        3,630,245
Merrill Lynch & Company, Inc.                            59,700        4,322,877
                                                                  --------------
                                                                      18,338,812

FOOD & BEVERAGES - 5.60%
Campbell Soup Company                                    10,600          373,014
General Mills, Inc.                                      45,400        2,355,806
Pepsi Bottling Group, Inc.                              112,500        3,525,750
PepsiCo, Inc.                                            86,900        5,253,974
Starbucks Corp. *                                        87,900        3,133,635
                                                                  --------------
                                                                      14,642,179

FOREST PRODUCTS - 0.18%
Rayonier, Inc.                                           12,200          474,458

HEALTHCARE PRODUCTS - 0.25%
IDEXX Laboratories, Inc. *                                8,500          649,655

HEALTHCARE SERVICES - 3.13%
Express Scripts, Inc. *                                  27,600        2,022,528
McKesson Corp.                                           56,400        2,791,800
Wellpoint, Inc. *                                        47,100        3,371,418
                                                                  --------------
                                                                       8,185,746

HOMEBUILDERS - 0.22%
Meritage Homes Corp.                                     10,900          584,131

HOTELS & RESTAURANTS - 0.84%
Brinker International, Inc.                              59,600        2,187,320

INDUSTRIAL MACHINERY - 0.91%
Cummins, Inc.                                            21,500        2,369,515

ALL CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 3.88%
Aetna, Inc.                                              72,200   $    2,776,812
AFLAC, Inc.                                              11,700          547,560
American Financial Group, Inc.                           13,300          560,728
HCC Insurance Holdings, Inc.                             52,700        1,617,363
Philadelphia Consolidated Holding Corp. *                19,600          649,740
Prudential Financial, Inc.                               14,200        1,081,330
W.R. Berkley Corp.                                       84,800        2,914,576
                                                                  --------------
                                                                      10,148,109

INTERNATIONAL OIL - 1.70%
Anadarko Petroleum Corp.                                 57,400        2,851,058
Kerr-McGee Corp.                                         14,900        1,592,065
                                                                  --------------
                                                                       4,443,123

INTERNET RETAIL - 0.40%
eBay, Inc. *                                             31,600        1,036,796

INTERNET SERVICE PROVIDER - 0.67%
Google, Inc., Class A *                                   2,800        1,041,096
Yahoo!, Inc. *                                           22,500          710,775
                                                                  --------------
                                                                       1,751,871

LEISURE TIME - 0.05%
Walt Disney Company                                       4,000          122,000

MANUFACTURING - 0.44%
Danaher Corp.                                            18,000        1,153,980

METAL & METAL PRODUCTS - 0.59%
Southern Copper Corp. (a)                                18,000        1,532,700

MINING - 0.74%
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                               34,500        1,931,655

NEWSPAPERS - 0.60%
Dow Jones & Company, Inc. (a)                            45,600        1,576,848

PETROLEUM SERVICES - 1.53%
Exxon Mobil Corp.                                        65,800        4,007,878

PHARMACEUTICALS - 5.27%
Allergan, Inc.                                            6,200          587,884
AmerisourceBergen Corp.                                  58,200        2,536,938
Endo Pharmaceutical Holdings, Inc. *                     28,500          836,190
Gilead Sciences, Inc. *                                  41,700        2,390,661
Merck & Company, Inc.                                    45,600        1,518,024
PDL BioPharma, Inc. * (a)                                18,800          380,700
Pfizer, Inc.                                            233,600        5,526,976
                                                                  --------------
                                                                      13,777,373

POLLUTION CONTROL - 1.28%
Republic Services, Inc.                                  82,200        3,353,760

PUBLISHING - 1.54%
John Wiley & Sons, Inc.,Class A                          10,100          351,783
McGraw-Hill Companies, Inc.                              71,100        3,668,760
                                                                  --------------
                                                                       4,020,543

RAILROADS & EQUIPMENT - 1.33%
Union Pacific Corp.                                      37,400        3,470,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 1.35%
Health Care REIT, Inc.                                   11,200   $      379,568
Healthcare Realty Trust, Inc., REIT                       4,000          130,640
Hospitality Properties Trust, REIT                       11,800          497,606
iStar Financial, Inc., REIT                               3,200          121,856
Liberty Property Trust, REIT                             10,000          425,800
Regency Centers Corp., REIT                               8,400          517,524
Simon Property Group, Inc., REIT                          8,500          676,855
Thornburg Mortgage, Inc., REIT (a)                       15,200          414,808
United Dominion Realty Trust, Inc., REIT                 13,400          361,934
                                                                  --------------
                                                                       3,526,591

RETAIL TRADE - 4.15%
Barnes & Noble, Inc.                                     24,200          923,956
Claire's Stores, Inc.                                    75,300        2,045,901
J.C. Penney Company, Inc.                                39,900        2,424,324
Sears Holdings Corp. *                                   12,400        1,883,188
Target Corp.                                             73,000        3,571,160
                                                                  --------------
                                                                      10,848,529

SEMICONDUCTORS - 3.03%
Intel Corp.                                             199,600        3,596,792
Lam Research Corp. *                                     33,800        1,513,902
National Semiconductor Corp.                             14,600          374,928
Texas Instruments, Inc.                                  77,800        2,429,694
                                                                  --------------
                                                                       7,915,316

SOFTWARE - 2.11%
Autodesk, Inc. *                                         11,900          433,041
Microsoft Corp.                                         224,100        5,075,865
                                                                  --------------
                                                                       5,508,906

STEEL - 0.97%
Nucor Corp.                                              20,900        2,200,143
United States Steel Corp.                                 5,000          331,900
                                                                  --------------
                                                                       2,532,043

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.90%
Corning, Inc. *                                          96,900        2,349,825

TELEPHONE - 1.00%
CenturyTel, Inc.                                         63,400        2,266,550
U.S. Cellular Corp. *                                     5,900          354,000
                                                                  --------------
                                                                       2,620,550

TOYS, AMUSEMENTS & SPORTING GOODS - 0.25%
Hasbro, Inc.                                             35,800          663,732

TRUCKING & FREIGHT - 0.35%
Ryder Systems, Inc.                                      17,000          918,510
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $232,449,623)                                            $  225,639,100
                                                                  --------------

SHORT TERM INVESTMENTS - 2.37%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $    4,312,893   $    4,312,893

ALL CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
United States Treasury Bills zero coupon due
   07/20/2006 ****                               $    1,900,000   $    1,888,000
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $6,200,893)                                              $    6,200,893
                                                                  --------------
REPURCHASE AGREEMENTS - 12.54%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $32,794,370 on 06/01/2006,
   collateralized by $2,155,000
   Federal Home Loan Bank, 5.125%
   due 03/14/2036 (valued at
   $2,009,538, including interest) and
   $16,580,000 Federal National
   Mortgage Association, 5.55% due
   04/10/2028 (valued at
   $15,411,939, including interest)
   and $12,285,000 Federal National
   Mortgage Association, 5.57% due
   06/30/2028 (valued at
   $11,484,878, including interest)
   and $4,910,000 Federal National
   Mortgage Association, 5.50% due
   07/14/2028 (valued at $4,543,130,
   including interest) (c)                       $   32,791,000   $   32,791,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $32,791,000)                                             $   32,791,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP CORE FUND)
   (COST $271,441,516) - 101.23%                                  $  264,630,993
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.23)%                                                            (3,221,941)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  261,409,052
                                                                  ==============

ALL CAP GROWTH FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.53%

AEROSPACE - 4.56%
Boeing Company                                           30,033   $    2,500,247
General Dynamics Corp.                                   19,630        1,249,253
Rockwell Collins, Inc.                                   14,681          801,583
Textron, Inc.                                            23,246        2,113,759
                                                                  --------------
                                                                       6,664,842

AGRICULTURE - 0.75%
Monsanto Company                                         12,985        1,092,818

APPAREL & TEXTILES - 0.20%
Carter's, Inc. *                                          5,047          294,947

BANKING - 0.63%
Kookmin Bank, ADR                                        11,510          926,325

BIOTECHNOLOGY - 0.61%
Cephalon, Inc. * (a)                                     15,001          895,860

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 1.04%
Electronic Data Systems Corp.                            21,136   $      518,255
Robert Half International, Inc.                          24,328          998,421
                                                                  --------------
                                                                       1,516,676

CELLULAR COMMUNICATIONS - 1.92%
QUALCOMM, Inc.                                           61,912        2,799,041

COMPUTERS & BUSINESS EQUIPMENT - 6.19%
Apple Computer, Inc. *                                   36,779        2,198,281
Cisco Systems, Inc. *                                   184,225        3,625,548
EMC Corp. *                                              59,144          757,043
Hewlett-Packard Company                                  24,000          777,120
Network Appliance, Inc. *                                10,941          350,112
Seagate Technology, Inc. * (a)                           30,494          712,035
Western Digital Corp. *                                  30,935          629,527
                                                                  --------------
                                                                       9,049,666

CONSTRUCTION & MINING EQUIPMENT - 1.12%
National Oilwell, Inc. *                                 24,861        1,642,318

COSMETICS & TOILETRIES - 1.20%
Colgate-Palmolive Company                                17,051        1,028,857
Procter & Gamble Company                                 13,345          723,966
                                                                  --------------
                                                                       1,752,823

CRUDE PETROLEUM & NATURAL GAS - 1.31%
Occidental Petroleum Corp.                               19,293        1,911,743

DRUGS & HEALTH CARE - 0.71%
Wyeth                                                    22,645        1,035,782

ELECTRICAL EQUIPMENT - 2.54%
Cooper Industries, Ltd., Class A                          8,241          733,944
Emerson Electric Company                                 18,120        1,495,262
Fanuc, Ltd.                                               7,650          676,593
Wesco International, Inc. *                              12,234          804,263
                                                                  --------------
                                                                       3,710,062

ELECTRONICS - 2.27%
Amphenol Corp., Class A                                  12,974          720,705
Garmin, Ltd.                                              6,337          591,179
Harman International Industries, Inc.                     3,530          299,097
KDDI Corp.                                                  140          875,351
Matsushita Electric Industrial Company, Ltd.             38,453          827,112
                                                                  --------------
                                                                       3,313,444

FINANCIAL SERVICES - 7.45%
Charles Schwab Corp.                                    137,765        2,295,165
Goldman Sachs Group, Inc.                                15,940        2,406,143
Janus Capital Group, Inc.                                82,428        1,484,528
JPMorgan Chase & Company                                 58,985        2,515,120
Merrill Lynch & Company, Inc.                            30,201        2,186,855
                                                                  --------------
                                                                      10,887,811

FOOD & BEVERAGES - 0.88%
Burger King Holdings, Inc. *                              9,571          178,978
PepsiCo, Inc.                                            18,383        1,111,436
                                                                  --------------
                                                                       1,290,414

ALL CAP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS - 1.91%
Becton, Dickinson & Company                              24,105   $    1,456,665
Varian Medical Systems, Inc. *                           28,523        1,337,729
                                                                  --------------
                                                                       2,794,394

HEALTHCARE SERVICES - 2.27%
Cardinal Health, Inc.                                    22,576        1,510,560
Health Net, Inc. *                                       26,238        1,128,759
Omnicare, Inc. (a)                                       14,461          670,412
                                                                  --------------
                                                                       3,309,731

HOTELS & RESTAURANTS - 1.13%
Darden Restaurants, Inc.                                 26,733          946,615
Ruby Tuesday, Inc. (a)                                   25,496          709,044
                                                                  --------------
                                                                       1,655,659

INDUSTRIAL MACHINERY - 1.64%
Komatsu, Ltd.                                            51,230        1,019,809
Parker-Hannifin Corp.                                    17,618        1,374,556
                                                                  --------------
                                                                       2,394,365

INDUSTRIALS - 1.56%
ABB, Ltd.                                               106,950        1,354,521
Mitsui O.S.K. Lines, Ltd.                               131,440          921,339
                                                                  --------------
                                                                       2,275,860

INSURANCE - 4.11%
Aetna, Inc.                                              35,552        1,367,330
Assurant, Inc.                                           30,728        1,501,985
CIGNA Corp.                                              10,491          972,935
HCC Insurance Holdings, Inc.                             29,217          896,670
MGIC Investment Corp.                                    10,745          707,773
Millea Holdings, Inc.                                        32          561,478
                                                                  --------------
                                                                       6,008,171

INTERNET RETAIL - 1.42%
eBay, Inc. *                                             63,136        2,071,492

INTERNET SERVICE PROVIDER - 2.15%
Google, Inc., Class A *                                   6,258        2,326,850
Redback Networks, Inc. * (a)                             34,206          817,181
                                                                  --------------
                                                                       3,144,031

LEISURE TIME - 0.75%
Electronic Arts, Inc. *                                  26,174        1,101,140

MEDICAL-HOSPITALS - 0.65%
Manor Care, Inc. (a)                                     20,310          943,196

METAL & METAL PRODUCTS - 1.60%
Companhia Vale Do Rio Doce, ADR                          25,000        1,164,750
Precision Castparts Corp.                                20,271        1,168,218
                                                                  --------------
                                                                       2,332,968

MINING - 5.25%
BHP Billiton, Ltd., ADR (a)                              31,436        1,360,550
BHP Billiton, Ltd.                                       62,307        1,322,185
Joy Global, Inc.                                         31,126        1,672,711
Phelps Dodge Corp.                                       12,820        1,098,546
Rio Tinto PLC                                            25,400        1,409,737

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
Terex Corp. *                                             8,847   $      809,500
                                                                  --------------
                                                                       7,673,229

OFFICE FURNISHINGS & SUPPLIES - 1.80%
Office Depot, Inc. *                                     63,251        2,629,344

PETROLEUM SERVICES - 4.13%
Baker Hughes, Inc.                                       19,861        1,714,004
ENSCO International, Inc.                                27,685        1,383,973
GlobalSantaFe Corp.                                      17,198        1,034,116
McDermott International, Inc. *                          13,242          868,808
Valero Energy Corp.                                      16,751        1,027,674
                                                                  --------------
                                                                       6,028,575

PHARMACEUTICALS - 7.15%
Allergan, Inc.                                           16,120        1,528,498
AstraZeneca PLC, SADR                                    19,320        1,022,801
Barr Pharmaceuticals, Inc. *                             26,067        1,373,731
Caremark Rx, Inc. *                                      23,538        1,129,118
Gilead Sciences, Inc. *                                  36,571        2,096,615
Novartis AG, ADR                                         20,920        1,160,642
Roche Holdings AG                                        13,672        2,132,965
                                                                  --------------
                                                                      10,444,370

RAILROADS & EQUIPMENT - 2.51%
Burlington Northern Santa Fe Corp.                       28,494        2,205,721
CSX Corp.                                                21,831        1,460,930
                                                                  --------------
                                                                       3,666,651

RETAIL TRADE - 9.20%
Aeropostale, Inc. *                                      42,728        1,057,091
AnnTaylor Stores Corp. *                                 24,328          935,655
Best Buy Company, Inc.                                   29,369        1,556,557
Circuit City Stores, Inc.                                40,686        1,222,614
Costco Wholesale Corp.                                   14,261          754,835
DSW, Inc., Class A * (a)                                 18,488          554,640
Family Dollar Stores, Inc.                               53,802        1,343,974
Federated Department Stores, Inc.                        23,668        1,723,740
J.C. Penney Company, Inc.                                29,731        1,806,456
PETsMART, Inc.                                           32,243          860,243
Target Corp.                                             14,492          708,949
Tiffany & Co.                                            26,780          915,608
                                                                  --------------
                                                                      13,440,362

SEMICONDUCTORS - 7.57%
Analog Devices, Inc.                                     82,130        2,770,245
ASML Holding NV *                                        49,464        1,006,098
Freescale Semiconductor, Inc., Class B *                 71,734        2,238,818
Integrated Device Technology, Inc. *                     44,563          639,034
Marvell Technology Group, Ltd. *                         22,425        1,069,000
Microchip Technology, Inc.                               63,338        2,172,493
PMC-Sierra, Inc. * (a)                                  120,674        1,163,297
                                                                  --------------
                                                                      11,058,985

SOFTWARE - 2.57%
BEA Systems, Inc. *                                     112,508        1,525,609
Citrix Systems, Inc. *                                   26,426          993,089

ALL CAP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Red Hat, Inc. * (a)                                      47,228   $    1,238,318
                                                                  --------------
                                                                       3,757,016

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   4.59%
Amdocs, Ltd. *                                           91,542        3,430,079
Nokia Oyj, SADR                                         105,025        2,254,887
Tellabs, Inc. *                                          71,661        1,024,752
                                                                  --------------
                                                                       6,709,718

TELEPHONE - 0.67%
Harris Corp.                                             24,147          983,266

TRUCKING & FREIGHT - 0.52%
Oshkosh Truck Corp.                                      14,345          758,133
                                                                  --------------
TOTAL COMMON STOCKS (Cost $135,446,678)                           $  143,965,228
                                                                  --------------
SHORT TERM INVESTMENTS - 5.50%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $    8,037,705   $    8,037,705
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,037,705)                                              $    8,037,705
                                                                  --------------

REPURCHASE AGREEMENTS - 1.70%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   4.67% to be repurchased at
   $2,478,321 on 06/01/2006,
   collateralized by $2,595,000
   Federal Home Loan Bank, 4.375%
   due 09/17/2010 (valued at
   $2,529,588, including interest) (c)           $    2,478,000   $    2,478,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,478,000)                                              $    2,478,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP GROWTH FUND)
   (COST $145,962,383) - 105.73%                                  $  154,480,933
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.73)%                                                            (8,369,901)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  146,111,032
                                                                  ==============

ALL CAP VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.32%

AEROSPACE - 0.40%
General Dynamics Corp.                                    2,400   $      152,736
Moog, Inc., Class A * (a)                                11,787          409,834
Woodward Governor Company (a)                             8,033          254,325
                                                                  --------------
                                                                         816,895

AIR TRAVEL - 0.12%
Frontier Airlines Holdings, Inc. * (a)                   40,052          247,922

APPAREL & TEXTILES - 0.98%
VF Corp.                                                 31,481        1,981,099

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BANKING - 5.37%
Bank of America Corp.                                    20,557   $      994,959
Bank of New York Company, Inc.                           63,809        2,120,373
Cullen Frost Bankers, Inc.                               61,435        3,483,364
Marshall & Ilsley Corp.                                  53,164        2,410,456
SunTrust Banks, Inc.                                      8,200          620,822
Webster Financial Corp.                                  25,335        1,228,494
                                                                  --------------
                                                                      10,858,468

BUSINESS SERVICES - 4.71%
Automatic Data Processing, Inc.                          64,400        2,928,268
Cadence Design Systems, Inc. *                          238,030        4,294,061
R.R. Donnelley & Sons Company                            71,715        2,307,789
                                                                  --------------
                                                                       9,530,118

CABLE AND TELEVISION - 1.32%
Comcast Corp.-Special Class A *                          83,237        2,663,584

CELLULAR COMMUNICATIONS - 0.18%
Motorola, Inc.                                           17,393          366,818

CHEMICALS - 2.84%
Eastman Chemical Company                                 30,770        1,734,812
Praxair, Inc.                                            58,618        3,089,169
Valspar Corp.                                            33,800          930,176
                                                                  --------------
                                                                       5,754,157

COMMERCIAL SERVICES - 0.24%
Shaw Group, Inc. *                                       18,379          489,617

COMPUTERS & BUSINESS EQUIPMENT - 0.95%
Henry, Jack & Associates, Inc.                           27,300          512,148
Sun Microsystems, Inc. *                                301,800        1,406,388
                                                                  --------------
                                                                       1,918,536

CONSTRUCTION MATERIALS - 1.65%
Simpson Manufacturing, Inc. (a)                           9,219          319,807
Trinity Industries, Inc. (a)                             48,410        3,017,880
                                                                  --------------
                                                                       3,337,687

CONTAINERS & GLASS - 1.10%
Ball Corp.                                               30,631        1,146,212
Sonoco Products Company                                  33,900        1,073,952
                                                                  --------------
                                                                       2,220,164

COSMETICS & TOILETRIES - 0.66%
Procter & Gamble Company                                 24,594        1,334,225

CRUDE PETROLEUM & NATURAL GAS - 1.43%
ChevronTexaco Corp.                                      48,400        2,893,836

DOMESTIC OIL - 0.09%
Range Resources Corp.                                     7,000          181,300

DRUGS & HEALTH CARE - 1.94%
Wyeth                                                    85,791        3,924,080

ELECTRICAL EQUIPMENT - 7.96%
Anixter International, Inc. * (a)                        37,989        1,851,204
Cooper Industries, Ltd., Class A                         35,000        3,117,100
Emerson Electric Company                                 34,599        2,855,109
General Electric Company                                190,679        6,532,663

ALL CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Hubbell, Inc., Class B                                   34,562   $    1,740,197
                                                                  --------------
                                                                      16,096,273

ELECTRICAL UTILITIES - 2.23%
Ameren Corp. (a)                                         32,540        1,610,405
Avista Corp.                                             11,100          246,975
CMS Energy Corp. * (a)                                  119,860        1,539,002
PNM Resources, Inc.                                      29,700          750,519
The Southern Company                                     11,300          361,261
                                                                  --------------
                                                                       4,508,162

ELECTRONICS - 3.45%
AVX Corp. (a)                                           129,874        2,126,037
Rogers Corp. *                                            8,476          482,793
Vishay Intertechnology, Inc. *                          173,278        2,815,768
Zebra Technologies Corp., Class A *                      44,300        1,564,233
                                                                  --------------
                                                                       6,988,831

FINANCIAL SERVICES - 0.83%
Citigroup, Inc.                                          28,078        1,384,245
State Street Corp. (c)                                    4,800          298,080
                                                                  --------------
                                                                       1,682,325

FOOD & BEVERAGES - 4.69%
Campbell Soup Company                                    62,014        2,182,273
Diageo PLC, SADR (a)                                     40,500        2,680,695
PepsiCo, Inc.                                            76,479        4,623,920
                                                                  --------------
                                                                       9,486,888

FURNITURE & FIXTURES - 0.88%
Ethan Allen Interiors, Inc. (a)                          46,791        1,780,866

GAS & PIPELINE UTILITIES - 2.60%
AGL Resources, Inc.                                      13,400          490,038
El Paso Corp. (a)                                       132,500        2,063,025
Nicor, Inc. (a)                                          13,758          563,803
NiSource, Inc.                                           60,381        1,314,494
UGI Corp.                                                35,500          825,730
                                                                  --------------
                                                                       5,257,090

GOLD - 1.19%
Barrick Gold Corp. (a)                                   78,897        2,415,037

HEALTHCARE PRODUCTS - 0.21%
Boston Scientific Corp. *                                20,900          432,212

HOTELS & RESTAURANTS - 1.20%
Brinker International, Inc.                              48,637        1,784,978
OSI Restaurant Partners, Inc.                            17,400          638,232
                                                                  --------------
                                                                       2,423,210

HOUSEHOLD APPLIANCES - 0.37%
Black & Decker Corp.                                      8,700          756,552

INDUSTRIAL MACHINERY - 4.82%
Deere & Company                                           8,045          688,652
Dover Corp.                                              62,200        3,037,848
IDEX Corp.                                               15,178          733,856
Parker-Hannifin Corp.                                    46,404        3,620,440

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
W.W. Grainger, Inc.                                      23,240   $    1,676,999
                                                                  --------------
                                                                       9,757,795

INSURANCE - 3.10%
ACE, Ltd.                                                14,124          731,199
AFLAC, Inc.                                              42,362        1,982,542
Cincinnati Financial Corp.                               11,900          545,496
Genworth Financial, Inc.                                 64,896        2,173,367
Markel Corp. * (a)                                        2,500          844,375
                                                                  --------------
                                                                       6,276,979

INTERNATIONAL OIL - 0.68%
EnCana Corp.                                             27,300        1,379,742

INTERNET SOFTWARE - 1.11%
McAfee, Inc. *                                           94,799        2,241,996

LIFE SCIENCES - 0.50%
Waters Corp. *                                           24,100        1,003,765

LIQUOR - 0.66%
Anheuser-Busch Companies, Inc.                           29,300        1,337,252

MANUFACTURING - 3.47%
3M Company                                               12,400        1,037,384
Carlisle Companies, Inc.                                 36,677        2,978,172
Eaton Corp.                                              29,990        2,205,465
Hexcel Corp. * (a)                                       19,200          395,136
Honeywell International, Inc.                             9,712          399,940
                                                                  --------------
                                                                       7,016,097

METAL & METAL PRODUCTS - 2.68%
Crown Holdings, Inc. *                                   88,729        1,431,199
Quanex Corp. (a)                                         57,286        2,252,466
Timken Company                                           55,213        1,735,344
                                                                  --------------
                                                                       5,419,009

MINING - 2.83%
Newmont Mining Corp.                                    109,971        5,734,988

PETROLEUM SERVICES - 6.76%
BP PLC, ADR                                              10,000          707,000
Exxon Mobil Corp.                                       148,091        9,020,223
Halliburton Company                                      27,229        2,031,011
Schlumberger, Ltd.                                       14,836          972,796
Superior Energy Services, Inc. *                         28,500          937,650
                                                                  --------------
                                                                      13,668,680

PHARMACEUTICALS - 5.14%
GlaxoSmithKline PLC, ADR                                 44,052        2,436,076
Mylan Laboratories, Inc.                                126,598        2,647,164
Novartis AG, ADR                                         75,070        4,164,884
Pfizer, Inc.                                             16,544          391,431
Schering-Plough Corp.                                    39,704          756,758
                                                                  --------------
                                                                      10,396,313

RAILROADS & EQUIPMENT - 1.08%
GATX Corp. (a)                                           19,700          855,177
Union Pacific Corp.                                      14,324        1,329,267
                                                                  --------------
                                                                       2,184,444

ALL CAP VALUE FUND (CONTINUED)


                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE - 1.07%
Host Marriott Corp., REIT                               108,002   $    2,167,600

RETAIL GROCERY - 1.46%
The Kroger Company *                                    146,734        2,950,821

RETAIL TRADE - 3.23%
Federated Department Stores, Inc.                        50,157        3,652,934
Foot Locker, Inc.                                        53,659        1,296,938
Pacific Sunwear of California, Inc. *                    46,200        1,014,090
Wal-Mart Stores, Inc.                                    11,717          567,689
                                                                  --------------
                                                                       6,531,651

SANITARY SERVICES - 0.81%
Waste Management, Inc.                                   44,700        1,636,914

STEEL - 0.67%
Steel Dynamics, Inc.                                     23,427        1,360,874

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   1.54%
ADC Telecommunications, Inc. * (a)                       17,528          314,102
Avaya, Inc. *                                            45,053          532,076
Embarq Corp. *                                            1,658           69,105
Tellabs, Inc. *                                         154,402        2,207,949
                                                                  --------------
                                                                       3,123,232

TELEPHONE - 2.60%
AT&T, Inc.                                               58,000        1,511,480
BellSouth Corp.                                          12,400          418,748
Qwest Communications International, Inc. * (a)           67,300          471,773
Sprint Corp.                                             33,168          703,494
Verizon Communications, Inc.                             69,006        2,153,677
                                                                  --------------
                                                                       5,259,172

TRAVEL SERVICES - 0.71%
Sabre Holdings Corp.                                     67,055        1,434,977

TRUCKING & FREIGHT - 1.81%
Heartland Express, Inc. (a)                              83,423        1,406,506
Werner Enterprises, Inc. (a)                            115,583        2,250,401
                                                                  --------------
                                                                       3,656,907
                                                                  --------------
TOTAL COMMON STOCKS (Cost $180,233,721)                           $  194,885,160
                                                                  --------------
SHORT TERM INVESTMENTS - 8.83%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   17,869,891   $   17,869,891
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $17,869,891)                                             $   17,869,891
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 3.87%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $7,835,805 on 06/01/2006,
   collateralized by $7,975,000
   Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007
   (valued at $7,994,938, including
   interest) (c)                                 $    7,835,000   $    7,835,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,835,000)                                              $    7,835,000
                                                                  --------------
TOTAL INVESTMENTS (ALL CAP VALUE FUND)
   (COST $205,938,612) - 109.02%                                  $  220,590,051
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.02)%                                                           (18,242,669)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  202,347,382
                                                                  ==============

BLUE CHIP GROWTH FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.15%

ADVERTISING - 0.32%
Monster Worldwide, Inc. *                                26,400   $    1,290,168
Omnicom Group, Inc.                                      25,036        2,381,174
                                                                  --------------
                                                                       3,671,342

AEROSPACE - 1.45%
General Dynamics Corp.                                  128,426        8,173,031
Lockheed Martin Corp.                                     8,727          632,620
Rockwell Collins, Inc.                                   70,801        3,865,735
United Technologies Corp.                                60,700        3,794,964
                                                                  --------------
                                                                      16,466,350

AGRICULTURE - 1.01%
Monsanto Company                                        136,548       11,491,880

APPAREL & TEXTILES - 0.23%
Cintas Corp.                                             62,601        2,651,778

BANKING - 2.95%
Northern Trust Corp.                                    160,011        8,947,815
UBS AG                                                  128,970       14,615,787
Wells Fargo Company                                     147,854        9,813,070
                                                                  --------------
                                                                      33,376,672

BIOTECHNOLOGY - 2.64%
Amgen, Inc. *                                           238,055       16,090,137
Genentech, Inc. *                                       166,778       13,835,903
                                                                  --------------
                                                                      29,926,040

BROADCASTING - 0.14%
Grupo Televisa SA, SADR                                  87,200        1,603,608

BUSINESS SERVICES - 2.24%
Automatic Data Processing, Inc.                         289,419       13,159,882
First Data Corp.                                        205,636        9,481,876

BLUE CHIP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Paychex, Inc.                                            73,657   $    2,703,948
                                                                  --------------
                                                                      25,345,706

CABLE AND TELEVISION - 1.91%
E.W. Scripps Company, Class A (a)                        66,050        3,056,794
Rogers Communications, Inc.                              80,216        3,347,414
Time Warner, Inc.                                       388,386        6,684,123
Viacom, Inc. *                                          224,981        8,493,033
                                                                  --------------
                                                                      21,581,364

CELLULAR COMMUNICATIONS - 1.83%
America Movil S.A. de C.V., Series L                    217,049        7,088,820
American Tower Corp., Class A *                         276,262        8,555,834
QUALCOMM, Inc.                                          113,223        5,118,812
                                                                  --------------
                                                                      20,763,466

CHEMICALS - 0.01%
Arkema, ADR * (a)                                         2,085           74,987

COAL - 0.34%
CONSOL Energy, Inc.                                      43,300        3,821,225

COMPUTERS & BUSINESS EQUIPMENT - 3.01%
Apple Computer, Inc. *                                   59,500        3,556,315
Cisco Systems, Inc. *                                   776,182       15,275,262
Dell, Inc. *                                            249,527        6,332,995
EMC Corp. *                                             696,648        8,917,094
                                                                  --------------
                                                                      34,081,666

COSMETICS & TOILETRIES - 1.41%
Procter & Gamble Company                                294,468       15,974,889

CRUDE PETROLEUM & NATURAL GAS - 0.00%
EOG Resources, Inc.                                         200           13,132

DOMESTIC OIL - 0.42%
Murphy Oil Corp.                                         89,642        4,726,823

DRUGS & HEALTH CARE - 1.39%
Novartis AG                                             140,000        7,777,458
Wyeth                                                   173,546        7,937,994
                                                                  --------------
                                                                      15,715,452

ELECTRICAL EQUIPMENT - 3.85%
General Electric Company                              1,274,399       43,660,910

ELECTRONICS - 1.15%
Garmin, Ltd.                                             85,800        8,004,282
Harman International Industries, Inc.                    59,540        5,044,824
                                                                  --------------
                                                                      13,049,106

FINANCIAL SERVICES - 13.12%
Ameriprise Financial, Inc.                               62,389        2,855,545
Charles Schwab Corp.                                    558,814        9,309,841
Chicago Merchantile Exchange Holdings, Inc.               6,000        2,647,800
Citigroup, Inc.                                         474,979       23,416,465
Countrywide Financial Corp.                              73,600        2,817,408
E*TRADE Financial Corp. *                               331,971        8,056,936
Franklin Resources, Inc.                                146,635       13,189,818
Goldman Sachs Group, Inc.                                89,624       13,528,743
Legg Mason, Inc.                                        112,180       10,761,427

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Mellon Financial Corp.                                   85,239   $    3,083,947
Merrill Lynch & Company, Inc.                           191,810       13,888,962
Morgan Stanley                                           58,700        3,499,694
SLM Corp.                                               275,708       14,822,062
State Street Corp. (c)                                  350,765       21,782,507
TD Ameritrade Holding Corp. *                           288,126        4,898,142
                                                                  --------------
                                                                     148,559,297

FOOD & BEVERAGES - 1.63%
PepsiCo, Inc.                                           216,066       13,063,350
Sysco Corp.                                             177,305        5,421,987
                                                                  --------------
                                                                      18,485,337

HEALTHCARE PRODUCTS - 3.49%
Alcon, Inc.                                              34,200        3,696,336
Johnson & Johnson                                       137,801        8,298,376
Medtronic, Inc.                                         281,064       14,190,921
St. Jude Medical, Inc. *                                175,364        5,979,913
Stryker Corp.                                           167,121        7,336,612
                                                                  --------------
                                                                      39,502,158

HEALTHCARE SERVICES - 5.14%
Cardinal Health, Inc.                                    89,705        6,002,162
Humana, Inc. *                                          109,900        5,564,237
Quest Diagnostics, Inc.                                 147,378        8,214,850
UnitedHealth Group, Inc.                                587,441       25,823,906
Wellpoint, Inc. *                                       175,428       12,557,136
                                                                  --------------
                                                                      58,162,291

HOTELS & RESTAURANTS - 1.56%
Marriott International, Inc., Class A                    87,456        6,325,693
McDonald's Corp.                                         65,385        2,168,820
Wynn Resorts, Ltd. *                                    129,073        9,189,998
                                                                  --------------
                                                                      17,684,511

HOUSEHOLD PRODUCTS - 0.31%
Fortune Brands, Inc.                                     46,762        3,460,388

INDUSTRIAL MACHINERY - 0.63%
Deere & Company                                          83,313        7,131,593

INSURANCE - 3.98%
Aetna, Inc.                                              57,452        2,209,604
AFLAC, Inc.                                              37,689        1,763,845
American International Group, Inc.                      313,253       19,045,783
Hartford Financial Services Group, Inc.                 102,716        9,032,845
Marsh & McLennan Companies, Inc.                        220,502        6,180,671
Prudential Financial, Inc.                               89,900        6,845,885
                                                                  --------------
                                                                      45,078,633

INTERNET RETAIL - 0.96%
Amazon.com, Inc. *                                      126,211        4,368,163
eBay, Inc. *                                            197,165        6,468,983
                                                                  --------------
                                                                      10,837,146

INTERNET SERVICE PROVIDER - 2.66%
Google, Inc., Class A *                                  47,234       17,562,546

BLUE CHIP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET SERVICE PROVIDER (CONTINUED)
Yahoo!, Inc. *                                          397,168   $   12,546,537
                                                                  --------------
                                                                      30,109,083

INTERNET SOFTWARE - 0.34%
Juniper Networks, Inc. *                                242,479        3,862,691

LEISURE TIME - 1.70%
Harrah's Entertainment, Inc.                            125,748        9,561,878
International Game Technology, Inc.                     259,898        9,676,002
                                                                  --------------
                                                                      19,237,880

MANUFACTURING - 3.96%
Danaher Corp.                                           415,937       26,665,721
Honeywell International, Inc.                           209,595        8,631,122
Illinois Tool Works, Inc.                               191,426        9,504,301
                                                                  --------------
                                                                      44,801,144

MINING - 0.55%
BHP Billiton, Ltd.                                      293,300        6,223,970

PETROLEUM SERVICES - 6.98%
Baker Hughes, Inc.                                      174,041       15,019,738
Exxon Mobil Corp.                                       215,462       13,123,790
Schlumberger, Ltd.                                      375,908       24,648,288
Smith International, Inc.                               362,428       14,845,051
Total SA, ADR (a)                                        92,692        6,044,445
Transocean, Inc. *                                       65,488        5,328,759
                                                                  --------------
                                                                      79,010,071

PHARMACEUTICALS - 4.70%
Allergan, Inc.                                           26,000        2,465,320
Caremark Rx, Inc. *                                     302,997       14,534,766
Gilead Sciences, Inc. *                                 213,019       12,212,379
GlaxoSmithKline PLC, ADR                                 20,900        1,155,770
Pfizer, Inc.                                            375,896        8,893,699
Roche Holdings AG                                        32,100        5,007,912
Sepracor, Inc. * (a)                                    140,188        7,257,533
Teva Pharmaceutical Industries, Ltd., SADR               46,928        1,708,648
                                                                  --------------
                                                                      53,236,027

PUBLISHING - 0.21%
McGraw-Hill Companies, Inc.                              46,348        2,391,557

RAILROADS & EQUIPMENT - 0.26%
Union Pacific Corp.                                      31,306        2,905,197

RETAIL TRADE - 6.24%
Best Buy Company, Inc.                                   74,810        3,964,930
CVS Corp.                                               178,498        4,980,094
Home Depot, Inc.                                        388,352       14,803,978
Kohl's Corp. *                                          288,070       15,466,479
Target Corp.                                            252,778       12,365,900
Wal-Mart Stores, Inc.                                   394,836       19,129,804
                                                                  --------------
                                                                      70,711,185

SEMICONDUCTORS - 5.94%
Analog Devices, Inc.                                    223,057        7,523,713
Applied Materials, Inc.                                 337,000        5,698,670

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Intel Corp.                                             187,908   $    3,386,102
Linear Technology Corp.                                 239,810        8,093,587
Marvell Technology Group, Ltd. *                        195,895        9,338,315
Maxim Integrated Products, Inc.                         434,728       13,359,191
Texas Instruments, Inc.                                 284,382        8,881,250
Xilinx, Inc.                                            422,775       10,992,150
                                                                  --------------
                                                                      67,272,978

SOFTWARE - 4.06%
Adobe Systems, Inc. *                                   129,025        3,693,986
Intuit, Inc. *                                          124,289        6,871,939
Microsoft Corp.                                       1,121,360       25,398,804
Oracle Corp. *                                          707,838       10,065,456
                                                                  --------------
                                                                      46,030,185

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.60%
Corning, Inc. *                                         323,185        7,837,236
Nokia Oyj, SADR                                         556,672       11,951,748
Telefonaktiebolaget LM Ericsson, SADR                    90,600        2,901,918
Telus Corp., Non Voting Shares                          166,482        6,734,197
                                                                  --------------
                                                                      29,425,099

TRAVEL SERVICES - 1.44%
American Express Company                                299,448       16,277,993

TRUCKING & FREIGHT - 0.39%
United Parcel Service, Inc., Class B                     55,478        4,468,753
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,072,592,829)                         $1,122,861,563
                                                                  --------------

SHORT TERM INVESTMENTS - 2.11%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   15,661,937   $   15,661,937
T. Rowe Price Reserve Investment Fund (c)             8,200,162        8,200,162
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $23,862,099)                                             $   23,862,099
                                                                  --------------
REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $1,311,135 on 06/01/2006,
   collateralized by $1,365,000 U.S.
   Treasury Notes, 2.75% due
   08/15/2007 (valued at $1,339,406,
   including interest) (c)                       $    1,311,000   $    1,311,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,311,000)                                              $    1,311,000
                                                                  --------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH FUND)
   (COST $1,097,765,928) - 101.37%                                $1,148,034,662
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.37)%                                                           (15,516,941)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,132,517,721
                                                                  ==============

CAPITAL APPRECIATION FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.48%

AEROSPACE - 2.92%
Boeing Company                                           61,400   $    5,111,550
United Technologies Corp.                               118,500        7,408,620
                                                                  --------------
                                                                      12,520,170

APPAREL & TEXTILES - 2.52%
Coach, Inc. *                                           147,356        4,285,113
NIKE, Inc., Class B                                      81,446        6,540,928
                                                                  --------------
                                                                      10,826,041

BANKING - 1.99%
UBS AG                                                   75,300        8,525,466

BIOTECHNOLOGY - 4.51%
Amgen, Inc. *                                           146,825        9,923,901
Genentech, Inc. *                                       113,731        9,435,124
                                                                  --------------
                                                                      19,359,025

BROADCASTING - 1.02%
News Corp.                                              228,700        4,361,309

CELLULAR COMMUNICATIONS - 3.29%
Motorola, Inc.                                           88,800        1,872,792
NII Holdings, Inc. *                                     52,000        2,831,920
QUALCOMM, Inc.                                          207,900        9,399,159
                                                                  --------------
                                                                      14,103,871

COMPUTERS & BUSINESS EQUIPMENT - 4.18%
Apple Computer, Inc. *                                  139,256        8,323,331
Cisco Systems, Inc. *                                   489,630        9,635,918
                                                                  --------------
                                                                      17,959,249

COSMETICS & TOILETRIES - 1.52%
Procter & Gamble Company                                120,284        6,525,407

CRUDE PETROLEUM & NATURAL GAS - 2.15%
Apache Corp.                                             61,800        4,009,584
Occidental Petroleum Corp.                               52,800        5,231,952
                                                                  --------------
                                                                       9,241,536

ELECTRICAL EQUIPMENT - 2.26%
General Electric Company                                283,288        9,705,447

ELECTRONICS - 1.73%
Agilent Technologies, Inc. *                            212,259        7,405,716

FINANCIAL SERVICES - 6.95%
Charles Schwab Corp.                                    417,531        6,956,066
Goldman Sachs Group, Inc.                                44,410        6,703,690
KKR Private Equity Investors LLP *                      213,000        5,126,910
Merrill Lynch & Company, Inc.                            96,982        7,022,467
NYSE Group, Inc. * (a)                                   66,800        3,994,640
                                                                  --------------
                                                                      29,803,773

FOOD & BEVERAGES - 3.22%
PepsiCo, Inc.                                           178,235       10,776,088
Starbucks Corp. *                                        85,200        3,037,380
                                                                  --------------
                                                                      13,813,468

HEALTHCARE PRODUCTS - 3.25%
Alcon, Inc.                                              87,019        9,405,014

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
St. Jude Medical, Inc. *                                132,874   $    4,531,003
                                                                  --------------
                                                                      13,936,017
HEALTHCARE SERVICES - 1.06%
Wellpoint, Inc. *                                        63,408        4,538,745

HOTELS & RESTAURANTS - 2.40%
Chipotle Mexican Grill, Inc. *                           15,900          918,543
Marriott International, Inc., Class A                    98,600        7,131,738
The Cheesecake Factory, Inc. *                           76,400        2,235,464
                                                                  --------------
                                                                      10,285,745
INSURANCE - 1.40%
American International Group, Inc.                       98,608        5,995,366

INTERNET RETAIL - 1.10%
eBay, Inc. *                                            143,435        4,706,102

INTERNET SERVICE PROVIDER - 5.15%
Google, Inc., Class A *                                  37,793       14,052,193
Yahoo!, Inc. *                                          254,592        8,042,561
                                                                  --------------
                                                                      22,094,754
LEISURE TIME - 4.00%
Electronic Arts, Inc. *                                 137,608        5,789,169
Walt Disney Company                                     373,500       11,391,750
                                                                  --------------
                                                                      17,180,919
MANUFACTURING - 1.50%
3M Company                                               77,200        6,458,552

PETROLEUM SERVICES - 3.40%
Schlumberger, Ltd.                                      144,394        9,467,914
Suncor Energy, Inc.                                      63,152        5,123,522
                                                                  --------------
                                                                      14,591,436
PHARMACEUTICALS - 9.14%
Caremark Rx, Inc.                                       118,189        5,669,526
Gilead Sciences, Inc. *                                 147,586        8,461,105
Novartis AG, ADR                                        189,476       10,512,129
Roche Holdings, Ltd., SADR                              120,711        9,423,401
Sanofi-Aventis, ADR                                     108,973        5,151,154
                                                                  --------------
                                                                      39,217,315
RETAIL GROCERY - 1.96%
Whole Foods Market, Inc.                                129,534        8,419,710

RETAIL TRADE - 6.66%
Federated Department Stores, Inc.                       109,445        7,970,879
Home Depot, Inc.                                        161,700        6,164,004
Kohl's Corp. *                                           76,600        4,112,654
Target Corp.                                            113,593        5,556,970
Urban Outfitters, Inc. * (a)                            107,700        1,999,989
Williams-Sonoma, Inc.                                    76,480        2,764,752
                                                                  --------------
                                                                      28,569,248
SEMICONDUCTORS - 7.38%
Broadcom Corp., Class A *                               278,450        9,414,394
Marvell Technology Group, Ltd. *                        170,825        8,143,228
Maxim Integrated Products, Inc.                         186,819        5,740,948

CAPITAL APPRECIATION FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc.                                 267,450   $    8,352,464
                                                                  --------------
                                                                      31,651,034
SOFTWARE - 5.87%
Adobe Systems, Inc. *                                   315,315        9,027,469
Microsoft Corp.                                         286,441        6,487,889
NAVTEQ Corp. *                                           48,600        2,029,050
SAP AG, SADR (a)                                        145,488        7,657,033
                                                                  --------------
                                                                      25,201,441
TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.84%
Corning, Inc. *                                         249,200        6,043,100
Nokia Oyj, SADR                                         286,131        6,143,233
                                                                  --------------
                                                                      12,186,333
TRAVEL SERVICES - 2.11%
American Express Company                                166,774        9,065,835
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $422,300,758)                                            $  418,249,030
                                                                  --------------
SHORT TERM INVESTMENTS - 5.27%
American Express Credit Corp.
   4.90% due 06/01/2006                          $    4,093,000   $    4,093,000
General Electric Capital Corp.
   4.97% due 06/01/2006                              11,000,000       11,000,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                7,520,250        7,520,250
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $22,613,250)                                             $   22,613,250
                                                                  --------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION FUND)
   (COST $444,914,008) - 102.75%                                  $  440,862,280
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.75)%                                                           (11,784,992)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  429,077,288
                                                                  ==============

CORE BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 14.97%

U.S. TREASURY BONDS - 5.99%
   4.50% due 02/15/2036 ***                      $    1,324,000   $    1,182,912
   5.375% due 02/15/2031                                568,000          574,479
   6.00% due 02/15/2026 ***                           1,928,000        2,078,625
   6.25% due 08/15/2023 to 05/15/2030 ***             6,664,000        7,372,328
                                                                  --------------
                                                                      11,208,344
U.S. TREASURY NOTES - 8.98%
   4.25% due 01/15/2011                                 355,000          343,490
   4.375% due 12/31/2007 to 01/31/2008                2,774,000        2,744,118
   4.50% due 02/15/2016                                 385,000          366,427
   4.50% due 12/15/2010 to 11/15/2015 ***             5,394,000        5,200,628
   4.75% due 03/31/2011                                 858,000          847,208
   4.875% due 04/30/2008 to 05/31/2011                5,558,000        5,528,307

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   5.125% due 05/15/2016                         $    1,761,000   $    1,762,375
                                                                  --------------
                                                                      16,792,553
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $28,732,018)                                             $   28,000,897
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 39.42%
FEDERAL HOME LOAN BANK - 1.84%
   5.065% due 10/20/2015                                373,831          370,666
   5.46% due 11/30/2015                               3,149,426        3,082,404
                                                                  --------------
                                                                       3,453,070
FEDERAL HOME LOAN MORTGAGE CORP. - 17.58%
   3.50% due 05/15/2016 to 05/15/2026                   212,768          206,226
   3.57% due 06/15/2029                                 905,783          871,885
   3.90% due 01/15/2023                               1,172,344        1,126,657
   4.00% due 09/15/2017 to 04/15/2025                 1,174,924        1,131,355
   4.125% due 07/12/2010                              1,689,000        1,612,541
   4.50% due 01/01/2019 to 02/01/2036                12,124,974       11,445,632
   5.00% due 03/15/2025 to 07/01/2035                 2,198,159        2,112,593
   5.368% due 04/01/2036                                303,000          298,135
   5.50% due 01/01/2018 to 12/01/2099                 8,870,111        8,718,787
   5.557% due 04/01/2036                                142,000          140,689
   6.50% TBA **                                       1,678,000        1,690,061
   6.625% due 09/15/2009 ***                          3,390,000        3,519,881
                                                                  --------------
                                                                      32,874,442
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.71%
   4.50% due 08/01/2033 to 09/01/2035                 2,396,663        2,186,419
   4.653% due 10/01/2012                                152,359          147,074
   5.00% due 07/01/2033 to 01/01/2036                 2,604,331        2,499,604
   5.00% TBA **                                         262,000          245,707
   5.04% due 08/01/2018                                 209,136          198,605
   5.055% due 01/01/2016                                    220              213
   5.107% due 12/01/2035                                970,429          957,240
   5.24% due 02/01/2036                                 470,455          466,366
   5.327% due 12/01/2035                                260,029          256,217
   5.382% due 02/01/2036                                  7,457            7,410
   5.50% due 02/25/2028 to 04/01/2034                11,577,154       11,193,400
   5.50% TBA **                                       7,356,000        7,079,875
   5.52% due 04/01/2036                                 137,320          135,625
   5.59% due 04/01/2016                                      24               24
   5.626% due 04/01/2036                                  3,613            3,553
   5.67% due 03/01/2009                                 431,924          432,292
   5.721% due 02/01/2036                                  4,096            4,061
   5.73% due 03/01/2036                                      32               31
   5.828% due 03/01/2036                                421,053          419,757
   6.00% due 05/15/2011 ***                           1,696,000        1,739,102
   6.00% TBA **                                       2,293,000        2,264,338
   6.03% due 06/01/2017                                 303,793          309,898
   6.50% TBA **                                         708,000          713,531
                                                                  --------------
                                                                      31,260,342

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS
   (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   3.29%
   5.00% due 06/20/2033                          $      190,225   $      179,942
   6.00% due 02/15/2036                                 995,302          992,570
   6.50% due 07/20/2035 to 12/01/2099                 4,910,906        4,976,131
                                                                  --------------
                                                                       6,148,643
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $74,621,439)                                             $   73,736,497
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.47%

CHILE - 0.11%
Republic of Chile
   5.50% due 01/15/2013                                 210,000          205,863

MEXICO - 0.36%
Government of Mexico
   5.625% due 01/15/2017                                360,000          334,800
   5.875% due 01/15/2014                                174,000          168,606
   7.50% due 04/08/2033                                 165,000          172,755
                                                                  --------------
                                                                         676,161
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $916,574)                                                $      882,024
                                                                  --------------
CORPORATE BONDS - 18.10%

APPAREL & TEXTILES - 0.22%
Mohawk Industries, Inc.
   5.75% due 01/15/2011                                 415,000          408,718

AUTOMOBILES - 0.40%
DaimlerChrysler N.A. Holding Corp
   5.75% due 05/18/2009                                 285,000          283,349
DaimlerChrysler N.A. Holding Corp.
   6.50% due 11/15/2013                                 105,000          105,804
   8.50% due 01/18/2031                                 111,000          127,231
DaimlerChrysler North America Holding Corp.
   5.875% due 03/15/2011                                235,000          232,428
                                                                  --------------
                                                                         748,812
BANKING - 1.00%
BAC Capital Trust XI
   6.625% due 05/23/2036                                285,000          284,033
Bank of America Corp.
   4.25% due 10/01/2010                                 360,000          341,976
BB&T Capital Trust II
   6.75% due 06/07/2036                                 215,000          214,076
HSBC Holdings PLC
   6.50% due 05/02/2036                                 240,000          237,795
PNC Funding Corp.
   5.25% due 11/15/2015                                 294,000          279,188
Resona Bank, Ltd.
   5.85% due 09/29/2049 (b)                             410,000          390,679
Wachovia Corp.
   5.50% due 08/01/2035                                 133,000          116,319
                                                                  --------------
                                                                       1,864,066

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING - 0.37%
News America, Inc.
   6.40% due 12/15/2035                          $      220,000   $      202,980
Viacom, Inc.
   5.75% due 04/30/2011                                 125,000          123,257
   6.25% due 04/30/2016                                 385,000          375,255
                                                                  --------------
                                                                         701,492
BUSINESS SERVICES - 0.15%
Xerox Corp.
   6.40% due 03/15/2016                                 295,000          281,725

CABLE AND TELEVISION - 0.46%
Comcast Corp.
   5.65% due 06/15/2035                                 141,000          119,157
   5.90% due 03/15/2016                                 330,000          318,918
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                151,000          170,209
Time Warner, Inc.
   7.70% due 05/01/2032                                 230,000          247,055
                                                                  --------------
                                                                         855,339
CELLULAR COMMUNICATIONS - 0.94%
America Movil SA de CV
   6.375% due 03/01/2035                                124,000          109,989
AT&T Broadband Corp.
   8.375% due 03/15/2013                                237,000          264,237
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                225,000          249,464
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                360,000          359,786
Vodafone Group PLC
   5.50% due 06/15/2011                                 790,000          775,332
                                                                  --------------
                                                                       1,758,808
CHEMICALS - 0.13%
Chemtura Corp.
   6.875% due 06/01/2016                                250,000          242,500

COMPUTERS & BUSINESS EQUIPMENT - 0.15%
Cisco Systems, Inc.
   5.50% due 02/22/2016                                 290,000          279,620

CRUDE PETROLEUM & NATURAL GAS - 0.16%
EnCana Corp.
   6.50% due 08/15/2034                                 121,000          121,437
XTO Energy Inc.
   6.10% due 04/01/2036                                 190,000          176,961
                                                                  --------------
                                                                         298,398
DOMESTIC OIL - 0.09%
ConocoPhillips
   5.90% due 10/15/2032                                 175,000          168,649

DRUGS & HEALTH CARE - 0.27%
Wyeth
   5.50% due 02/15/2016                                 525,000          503,260

ELECTRICAL UTILITIES - 1.68%
Allegheny Energy Supply Company LLC
   8.25% due 04/15/2012                                 195,000          209,138
American Electric Power Company, Inc.,
   Series C
   5.375% due 03/15/2010                                205,000          202,526

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Dominion Resources, Inc.
   5.95% due 06/15/2035                          $      136,000   $      122,685
DPL, Inc.
   6.875% due 09/01/2011                                400,000          414,905
Empresa Nacional de Electricidad SA
   8.625% due 08/01/2015                                140,000          155,818
Kansas Gas & Electric
   5.647% due 03/29/2021                                334,000          315,610
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                                145,000          136,753
Nevada Power Company
   5.95% due 03/15/2016                                 195,000          187,101
   6.50% due 05/15/2018                                 355,000          350,783
Progress Energy, Inc.
   6.85% due 04/15/2012                                 555,000          580,893
Public Service Company of Colorado
   7.875% due 10/01/2012                                297,000          330,106
TXU Electric Delivery Company
   6.375% due 01/15/2015                                140,000          141,465
                                                                  --------------
                                                                       3,147,783
FINANCIAL SERVICES - 6.29%
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                                 185,000          171,491
Bank of America Corp.
   5.375% due 06/15/2014                                360,000          349,751
Capital One Bank
   4.875% due 05/15/2008                                445,000          439,288
Capital One Financial Corp.
   5.50% due 06/01/2015                                 290,000          278,096
   8.75% due 02/01/2007                                 455,000          464,278
CIT Group, Inc., Series MTN
   4.75% due 08/15/2008                                 364,000          357,885
Citigroup, Inc.
   5.00% due 09/15/2014                                 522,000          491,922
   5.125% due 02/14/2011                                435,000          426,713
Countrywide Financial Corp.
   6.25% due 05/15/2016                                 210,000          208,944
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/2010                                325,000          315,335
General Electric Capital Corp.
   4.875% due 03/04/2015                                193,000          181,488
General Electric Capital Corp., Series A, MTN
   3.75% due 12/15/2009                                 451,000          425,435
   6.00% due 06/15/2012                                 573,000          582,162
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                            300,000          288,963
HSBC Finance Corp.
   4.75% due 04/15/2010                                 902,000          873,294
International Lease Finance Corp., Series MTN
   5.4275% due 05/24/2010 (b)                           210,000          210,142
   5.45% due 03/24/2011                                 445,000          439,214
JP Morgan Chase & Company
   5.125% due 09/15/2014                                170,000          160,814
Lazard Group, LLC
   7.125% due 05/15/2015                                425,000          435,834

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                          $      355,000   $      354,334
Merrill Lynch & Company, Inc., Series MTNC
   4.25% due 02/08/2010                                 585,000          558,308
Morgan Stanley
   4.00% due 01/15/2010                                 807,000          760,651
   5.375% due 10/15/2015                                325,000          310,056
Residential Capital Corp.
   6.00% due 02/22/2011                                 220,000          213,318
   6.125% due 11/21/2008                                470,000          464,888
   6.335% due 06/29/2007 (b)                            210,000          211,246
   6.50% due 04/17/2013                                 285,000          278,720
SLM Corp., Series MTN
   5.12% due 03/15/2011 (b)                             365,000          364,942
The Goldman Sachs Group, Inc.
   5.125% due 01/15/2015                                658,000          617,619
   6.45% due 05/01/2036                                 145,000          139,628
Washington Mutual Bank
   5.125% due 01/15/2015                                250,000          233,207
Washington Mutual, Inc.
   4.00% due 01/15/2009                                 157,000          151,024
                                                                  --------------
                                                                      11,758,990
FOOD & BEVERAGES - 0.31%
Kraft Foods, Inc.
   5.625% due 11/01/2011                                208,000          205,860
   6.50% due 11/01/2031                                 123,000          123,600
Tyson Foods, Inc.
   6.60% due 04/01/2016                                 250,000          246,366
                                                                  --------------
                                                                         575,826
GAS & PIPELINE UTILITIES - 0.66%
Duke Capital LLC
   7.50% due 10/01/2009                                 341,000          359,323
   8.00% due 10/01/2019                                 220,000          251,627
Kinder Morgan Energy Partners LP
   5.00% due 12/15/2013                                  95,000           86,717
   5.125% due 11/15/2014                                155,000          140,653
   5.80% due 03/15/2035                                 140,000          118,993
Kinder Morgan Finance Company, ULC
   5.70% due 01/05/2016                                 115,000          102,356
Magellan Midstream Partners LP
   5.65% due 10/15/2016                                 194,000          185,915
                                                                  --------------
                                                                       1,245,584
HEALTHCARE PRODUCTS - 0.08%
Boston Scientific Corp.
   6.25% due 11/15/2035                                 145,000          143,741

HEALTHCARE SERVICES - 0.18%
UnitedHealth Group, Inc.
   5.375% due 03/15/2016                                220,000          208,509
WellPoint, Inc.
   5.85% due 01/15/2036                                 140,000          126,572
                                                                  --------------
                                                                         335,081
INSURANCE - 0.74%
American International Group, Inc.
   4.70% due 10/01/2010                                 668,000          644,815

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
GE Global Insurance Holding Corp.
   7.00% due 02/15/2026                          $      160,000   $      168,769
Liberty Mutual Insurance Company
   7.875% due 10/15/2026                                 85,000           91,355
Marsh & McLennan Companies, Inc.
   5.15% due 09/15/2010                                 119,000          115,309
UnumProvident Finance Company, PLC
   6.85% due 11/15/2015                                 185,000          182,907
XL Capital, Ltd.
   6.375% due 11/15/2024                                185,000          174,758
                                                                  --------------
                                                                       1,377,913
INTERNATIONAL OIL - 0.16%
Pemex Project Funding Master Trust
   6.625% due 06/15/2035                                130,000          117,975
   7.375% due 12/15/2014                                 44,000           45,452
Petro-Canada
   5.95% due 05/15/2035                                 155,000          142,599
                                                                  --------------
                                                                         306,026
MANUFACTURING - 0.10%
Tyco International Group SA
   6.375% due 10/15/2011                                179,000          183,276

METAL & METAL PRODUCTS - 0.03%
CODELCO, Inc.
   5.625% due 09/21/2035                                 67,000           59,991

PAPER - 0.31%
Celulosa Arauco y Constitucion SA
   5.625% due 04/20/2015                                165,000          154,994
International Paper Company
   5.85% due 10/30/2012                                 435,000          428,091
                                                                  --------------
                                                                         583,085
PETROLEUM SERVICES - 0.30%
Halliburton Company
   5.50% due 10/15/2010                                 157,000          156,208
   8.75% due 02/15/2021                                 323,000          399,136
                                                                  --------------
                                                                         555,344
PHARMACEUTICALS - 0.22%
Allergan, Inc.
   5.75% due 04/01/2016                                 215,000          211,040
Teva Pharmaceutical Finance LLC
   6.15% due 02/01/2036                                 215,000          194,707
                                                                  --------------
                                                                         405,747
REAL ESTATE - 0.54%
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                321,000          309,239
ProLogis, REIT
   5.25% due 11/15/2010                                 100,000           97,550
   5.50% due 04/01/2012                                 290,000          282,969
Simon Property Group LP, REIT
   6.10% due 05/01/2016                                 325,000          322,552
                                                                  --------------
                                                                       1,012,310
RETAIL GROCERY - 0.14%
Delhaize America, Inc.
   9.00% due 04/15/2031                                 155,000          173,760

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL GROCERY (CONTINUED)
Safeway, Inc.
   7.25% due 02/01/2031                          $       40,000   $       40,877
The Kroger Company
   7.50% due 04/01/2031                                  55,000           58,074
                                                                  --------------
                                                                         272,711
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.68%
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016                                 275,000          261,433
Embarq Corp.
   6.738% due 06/01/2013                                 70,000           70,088
   7.082% due 06/01/2016                                210,000          210,250
SBC Communications, Inc.
   5.10% due 09/15/2014                                 450,000          420,354
   6.15% due 09/15/2034                                 210,000          193,397
Verizon Global Funding Corp.
   5.85% due 09/15/2035                                 144,000          124,418
                                                                  --------------
                                                                       1,279,940
TELEPHONE - 1.10%
AT&T Corp.
   7.30% due 11/15/2011 (b)                             115,000          122,883
AT&T, Inc.
   6.80% due 05/15/2036                                 140,000          139,265
British Telecommunications PLC
   8.875% due 12/15/2030 (b)                            119,000          146,425
Sprint Capital Corp.
   6.00% due 01/15/2007                                 574,000          575,364
   6.125% due 11/15/2008                                321,000          324,787
   7.625% due 01/30/2011                                157,000          168,112
   8.75% due 03/15/2032                                  90,000          109,525
Verizon Communications, Inc.
   5.35% due 02/15/2011                                 220,000          215,239
   5.55% due 02/15/2016                                 265,000          249,891
                                                                  --------------
                                                                       2,051,491
TRANSPORTATION - 0.24%
Canadian National Railway Company
   6.20% due 06/01/2036                                 220,000          220,266
Norfolk Southern Corp.
   7.05% due 05/01/2037                                 208,000          226,063
                                                                  --------------
                                                                         446,329
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $34,692,204)                          $   33,852,555
                                                                  --------------
MUNICIPAL BONDS - 0.37%

TEXAS - 0.37%
Brazos Texas Higher Education Authority, Inc.
   5.03% due 12/01/2041                                 685,000          685,000
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $682,002)                             $      685,000
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.90%
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2, Class B
   6.309% due 06/11/2035                                143,000          146,601

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A4
   4.76% due 11/10/2039                          $      101,000   $       94,659
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class B
   4.888% due 05/14/2016                                 78,000           76,429
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class C
   4.937% due 05/14/2016                                584,000          573,973
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2005-PWR8, Class AAB
   4.581% due 06/11/2041                                610,000          571,040
Bear Stearns Commercial Mortgage Securities,
   Series 2006-T22, Class AM
   5.467% due 04/12/2038 (b)                            344,000          335,355
Commercial Mortgage Pass Through Certificates,
   Series 1999-1, Class E
   7.092% due 05/15/2032 (b)                            274,000          283,038
Commercial Mortgage Pass Through Certificates,
   Series 2000-C1, Class C
   7.706% due 08/15/2033                                 74,000           79,291
Commercial Mortgage Pass Through Certificates,
   Series 2006-C7, Class A1
   5.54% due 06/10/2046                                 354,000          354,880
Commerical Mortgage Pass Through Certificates,
   Series 2006-C7, Class A1
   5.453% due 06/10/2046                                354,000          354,880
Countrywide Alternative Loan Trust,
   Series 2005-J4, Class 2A1B
   5.2013% due 07/25/2035 (b)                           125,368          125,317
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                                 470,000          480,517
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKP1, Class A3
   6.439% due 12/15/2035                                282,000          291,127
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKS4, Class A2
   5.183% due 11/15/2036                                431,000          419,936
CS First Boston Mortgage Securities Corp.,
   Series 2002-CP3, Class A3
   5.603% due 07/15/2035                                342,000          340,322
CS First Boston Mortgage Securities Corp.,
   Series 2003-C4, Class A4
   5.137% due 08/15/2036 (b)                            589,000          567,120
CS First Boston Mortgage Securities Corp.,
   Series 2004-C2, Class A2
   5.416% due 05/15/2036 (b)                          1,232,000        1,199,611
Federal Home Loan Mortgage Corp.,
   Series 2005-2941, Class WA
   5.00% due 11/15/2024                                 441,062          436,074
Federal Home Loan Mortgage Corp.,
   Series 2005-2948, Class QA
   5.00% due 10/15/2025                                 665,054          657,199
Federal Home Loan Mortgage Corp.,
   Series 2005-3017, Class TA
   4.50% due 08/15/2035                                 460,000          436,599

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal Home Loan Mortgage Corp.,
   Series 2005-3020, Class MA
   5.50% due 04/15/2027                          $      680,611   $      678,087
Federal Home Loan Mortgage Corp.,
   Series 2005-3026, Class GJ
   4.50% due 02/15/2029                                 617,299          601,550
Federal Home Loan Mortgage Corp.,
   Series 2005-3068, Class AK
   4.50% due 03/15/2027                                 901,000          830,947
Federal Home Loan Mortgage Corp.,
   Series 2006-3117, Class PC
   5.00% due 06/15/2031                               1,032,000          994,195
Federal Home Loan Mortgage Corp.,
   Series 2006-3117, Class PN
   5.00% due 11/15/2021                               1,294,795        1,282,593
Federal National Mortgage Association,
   Series 2002-T11, Class A
   4.768% due 04/25/2012                                 52,098           51,109
Federal National Mortgage Association,
   Series 2003-34, Class QJ
   4.50% due 01/25/2016                               1,658,603        1,620,476
Federal National Mortgage Association,
   Series 2003-35, Class MG
   4.50% due 07/25/2015                                 560,506          552,457
Federal National Mortgage Association,
   Series 2003-63, Class QP
   3.50% due 10/25/2031                               1,129,276        1,037,796
Federal National Mortgage Association,
   Series 2003-76, Class DE
   4.00% due 09/25/2031 ***                           1,512,435        1,401,351
Federal National Mortgage Association,
   Series 2003-92, Class KQ
   3.50% due 06/25/2023                                 635,658          618,469
Federal National Mortgage Association,
   Series 2003-T1, Class A
   3.807% due 11/25/2012                                158,240          150,213
Federal National Mortgage Association,
   Series 2004-69, Class CT
   4.50% due 06/25/2018                                 230,678          222,708
Federal National Mortgage Association,
   Series 2005-45, Class BA
   4.50% due 11/25/2014                               1,444,016        1,425,484
Federal National Mortgage Association,
   Series 2005-51, Class KC
   4.50% due 01/25/2025                               1,476,848        1,443,940
Federal National Mortgage Association,
   Series 2005-61, Class ED
   5.50% due 04/25/2026                                 731,257          726,989
Federal National Mortgage Association,
   Series 2005-63, Class HA
   5.00% due 04/25/2023                                 772,914          754,815
Federal National Mortgage Association,
   Series 2005-65, Class WG
   4.50% due 08/25/2026                               1,060,863        1,039,606
Federal National Mortgage Association,
   Series 2005-77, Class BX
   4.50% due 07/25/2028                               2,997,950        2,933,221

CORE BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal National Mortgage Association,
   Series 2006-16, Class EV
   5.50% due 02/25/2017                          $      461,042   $      455,279
Federal National Mortgage Association,
   Series 2006-18, Class PA
   5.50% due 01/25/2026                                 472,000          468,892
Federal National Mortgage Association,
   Series 2006-29, Class PA
   5.50% due 08/25/2026                               1,128,000        1,122,604
Federal National Mortgage Association,
   Series 2006-31, Class PA
   5.50% due 11/25/2026                                 465,000          462,490
Federal National Mortgage Association,
   Series 2006-41, Class MA
   5.50% due 04/25/2024                                 415,000          413,104
Federal National Mortgage Association,
   Series 2006-53, Class PD
   5.50% due 12/25/2034                                 745,000          713,799
First Union National Bank Commercial Mortgage,
   Series 2001-C4, Class B
   6.417% due 12/12/2033                                188,000          194,505
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                                 393,000          400,574
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                                333,000          327,244
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A2
   4.996% due 12/10/2037                                307,000          296,394
GE Capital Commercial Mortgage Corp.,
   Series 2003-C2, Class A4
   5.145% due 07/10/2037                                413,000          398,722
GE Capital Commercial Mortgage Corp.,
   Series 2004-C3, Class A4
   5.189% due 07/10/2039 (b)                            552,000          526,895
GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C2, Class A3
   5.713% due 10/15/2038                                132,000          132,157
GMAC Commercial Mortgage Securities, Inc.,
   Series 2003-C3, Class A4
   5.023% due 04/10/2040                                741,000          707,079
GMAC Commercial Mortgage Securities, Inc.,
   Series 2004-C1, Class A1
   3.118% due 03/10/2038                                279,647          270,182
GMAC Commercial Mortgage Securities, Inc.,
   Series 2006-C1, Class A4
   5.238% due 11/10/2045 (b)                            354,000          338,216
Government National Mortgage Association,
   Series 2006-3, Class A
   4.212% due 01/16/2028                                121,996          117,621
Government National Mortgage Association,
   Series 2006-8, Class A
   3.942% due 08/16/2025                                194,091          186,833
GS Mortgage Securities Corp. II,
   Series 1998-C1, Class B
   6.97% due 10/18/2030                                 109,000          112,030

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
GS Mortgage Securities Corp. II,
   Series 1998-GLII, Class A2
   6.562% due 04/13/2031                         $      728,000   $      738,952
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2003-CB7, Class A4
   4.879% due 01/12/2038 (b)                            134,000          126,769
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2004-C3, Class A1
   3.765% due 01/15/2042                              1,000,600          969,534
JP Morgan Chase Commercial Mortgage Securities
   Corp., Series 2006-CB14, Class A3B
   5.4866% due 12/12/2044 (b)                           333,000          326,811
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A1
   7.105% due 10/15/2032                                153,015          153,502
LB-UBS Commercial Mortgage Trust,
   Series 2003-C7, Class A4
   4.931% due 09/15/2035 (b)                            801,000          763,818
Merrill Lynch Mortgage Trust, Series
  2004-KEY2,
   Class A4
   4.864% due 08/12/2039 (b)                            414,000          386,403
Merrill Lynch Mortgage Trust,
   Series 2005-CIP1, Class AM
   5.107% due 07/12/2038 (b)                            205,000          193,613
Merrill Lynch Mortgage Trust,
   Series 2005-CKI1, Class A6
   5.2445% due 11/12/2037 (b)                           270,000          259,856
Merrill Lynch Mortgage Trust,
   Series 2005-MCP1, Class AM
   4.805% due 06/12/2043 (b)                            367,000          339,467
Merrill Lynch Mortgage Trust, Series 2006-C1
   5.844% due 05/12/2039 (b)                            340,000          336,763
Merrill Lynch Mortgage Trust, Series 2006-C1,
   Class B
   5.844% due 05/12/2039 (b)                            387,000          381,053
Morgan Stanley Capital I,
   Series 2003-T11, Class A4
   5.15% due 06/13/2041                               1,293,000        1,246,379
Morgan Stanley Capital I, Series 2004-HQ4,
   Class A2
   3.92% due 04/14/2040                                 284,000          275,873
Morgan Stanley Capital I, Series 2005-HQ6,
   Class A4A
   4.989% due 08/13/2042                                354,000          333,348
Salomon Brothers Mortgage Securities VII,
   Series 2001-C2, Class A3
   6.499% due 10/13/2011                                340,000          351,978
Specialty Underwriting & Residential Finance,
   Series 2005-BC4, Class A2A
   5.1913% due 09/25/2036 (b)                           278,701          278,788
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C6, Class A3
   4.957% due 08/15/2035                                248,000          240,545
Wachovia Bank Commercial Mortgage Trust,
   Series 2003-C8, Class A3
   4.445% due 11/15/2035                                186,000          177,603

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C10, Class A4
   4.748% due 02/15/2041                         $      283,000   $      264,162
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C15, Class A4
   4.803% due 10/15/2041                                347,000          323,053
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C21, Class A4
   5.196% due 10/15/2044 (b)                            265,000          254,340
Washington Mutual Asset Securities Corp.,
   Series 2005-C1A, Class AJ
   5.19% due 05/25/2036 (b)                             269,000          261,877
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $43,263,019)                                             $   42,819,081
                                                                  --------------
ASSET BACKED SECURITIES - 10.66%
Advanta Business Card Master Trust,
   Series 2006-A1, Class A1
   5.15% due 10/20/2010                                 206,000          204,970
Advanta Business Card Master Trust,
   Series 2006-A3, Class A3
   5.30% due 05/21/2012                                 305,000          304,422
AmeriCredit Automobile Receivables Trust,
   Series 2003-DM, Class A4
   2.84% due 08/06/2010                                 464,099          455,391
AmeriCredit Automobile Receivables Trust,
   Series 2006-1, Class A3
   5.11% due 10/06/2010                                 231,000          229,484
Ameriquest Mortgage Securities Inc.,
   Series 2004-R12, Class A3
   4.6588% due 01/25/2035                               296,353          296,652
Atlantic City Electric Transition Funding LLC,
   Series 2003-1, Class A1
   2.89% due 07/20/2011                                 369,155          354,813
BMW Vehicle Owner Trust,
   Series 2003-A, Class A4
   2.53% due 02/25/2008                                 731,169          728,363
Capital Auto Receivables Asset Trust,
   Series 2004-1, Class A3
   2.00% due 11/15/2007                                 155,788          154,228
Capital Auto Receivables Asset Trust,
   Series 2006-1, Class A3
   5.03% due 10/15/2009                                 265,000          263,468
Capital One Multi-Asset Execution Trust,
   Series 2003-C4, Class C4
   6.00% due 08/15/2013                                 364,000          368,260
Capital One Multi-Asset Execution Trust,
   Series 2005-A7, Class A7
   4.70% due 06/15/2015                                 113,000          108,123
Capital One Multi-Asset Execution Trust,
   Series 2006-A6, Class A6
   5.30% due 02/18/2014                                 349,000          346,982
Capital One Prime Auto Receivables Trust,
   Series 2006-1, Class A3
   5.04% due 09/15/2010                                 342,000          339,454

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1B
   5.2413% due 06/25/2035 (b)                    $      325,000   $      325,118
Chase Credit Card Master Trust,
   Series 2003-3, Class A
   5.19% due 10/15/2010 (b)                             355,000          355,750
Chase Issuance Trust, Series 2006-A3, Class A3
   5.07% due 07/15/2011 (b)                             511,000          511,160
Chase Manhattan Auto Owner
   Trust, Series 2003-A, Class A4
   2.06% due 12/15/2009                                 509,209          498,606
Citibank Credit Card Issuance Trust,
   Series 2005-B1, Class B1
   4.40% due 09/15/2010                                 256,000          249,478
Citibank Credit Card Issuance Trust,
   Series 2006-A4, Class A4
   5.45% due 05/10/2013                                 412,000          411,292
Citibank Credit Card Issuance Trust,
   Series 2006-A5, Class A5
   5.30% due 05/20/2011                                 355,000          354,113
Comed Transitional Funding Trust,
   Series 1998-1, Class A7
   5.74% due 12/25/2010                                 122,000          122,535
Countrywide Asset-Backed Certificates,
   Series 2005-12, Class 1A1
   5.2313% due 02/25/2036 (b)                           186,299          186,331
Countrywide Asset-Backed Certificates,
   Series 2005-BC4, Class 2A1
   5.2013% due 08/25/2035 (b)                           113,853          113,879
Countrywide Asset-Backed Certificates,
   Series 2006-S1, Class A2
   5.549% due 08/25/2021                                544,000          540,855
DB Master Finance LLC, Series 2006-1, Class-A2
   5.779% due 06/20/2031                                286,000          285,996
Encore Credit Receivables Trust,
   Series 2005-3, Class 2A1
   5.2013% due 10/25/2035 (b)                           196,335          196,361
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A2
   3.08% due 07/15/2007                                  26,616           26,591
Ford Credit Auto Owner Trust,
   Series 2005-A, Class A3
   3.48% due 11/15/2008                                 446,000          441,153
Ford Credit Auto Owner Trust,
   Series 2005-B, Class A3
   4.17% due 01/15/2009                                 333,000          329,571
Ford Credit Auto Owner Trust,
   Series 2006-A, Class A4
   5.08% due 12/15/2010                                 558,000          553,902
Franklin Auto Trust, Series 2005-1, Class A2
   4.84% due 09/22/2008                                  90,000           89,803
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2
   5.35% due 03/15/2013                                 140,000          139,978
Honda Auto Receivables Owner Trust,
   Series 2004-2, Class A3
   3.30% due 06/16/2008                                 595,319          589,684

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4
   4.18% due 02/15/2012                          $      275,000   $      265,324
JP Morgan Mortgage Acquisition Corp.,
   Series 2005-OPT2, Class A3
   5.3213% due 12/25/2035 (b)                           325,000          325,772
M.A.S.Transactions Asset Backed Securities
   Trust, Series 2004-FRE1, Class A2
   5.4213% due 07/25/2034 (b)                            86,037           86,069
M.A.S.Transactions Asset Backed Securities
   Trust, Series 2004-OPT2, Class A2
   5.4313% due 09/25/2034 (b)                            66,851           66,978
M.A.S.Transactions Asset Backed Securities
   Trust, Series 2005-AB1, Class A1B
   5.143% due 11/25/2035 (b)                            227,194          225,455
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                                 221,425          228,924
Merrill Lynch Mortgage Investors Inc.,
   Series 2005-SD1, Class A1
   5.2613% due 05/25/2046 (b)                           181,216          181,258
Morgan Stanley ABS Capital I,
   Series 2004-WMC2, Class A2
   5.4413% due 07/25/2034 (b)                           232,164          232,158
Morgan Stanley ABS Capital I,
   Series 2006-NC1, Class A1
   5.1613% due 12/25/2035 (b)                           440,664          440,733
Morgan Stanley Home Equity Loans,
   Series 2006-2, Class A2
   5.191% due 02/25/2036 (b)                            153,000          153,024
Nissan Auto Lease Trust,
   Series 2005-A, Class A2
   4.61% due 01/15/2008                                 191,000          190,403
Nissan Auto Receivables Owner Trust,
   Series 2005-B, Class A2
   3.75% due 09/17/2007                                  86,919           86,696
Nissan Auto Receivables Owner Trust,
   Series 2006-A, Class A4
   4.73% due 07/15/2011                                 132,000          129,608
Nissan Auto Receivables Owner Trust,
   Series 2006-B, Class A3
   5.16% due 02/15/2010                                 152,000          151,406
Northstar Education Finance, Inc.,
   Series 2005-1, Class A5
   3.98% due 10/28/2045                                 207,000          203,001
Novastar Home Equity Loan,
   Series 2005-2, Class A2B
   5.2313% due 10/25/2035 (b)                           348,000          348,095
Novastar Home Equity Loan,
   Series 2005-4, Class A2A
   5.049% due 01/25/2036 (b)                            715,197          715,308
Option One Mortgage Loan Trust,
   Series 2006-1, Class 2A1
   5.1513% due 01/25/2036 (b)                           284,289          284,333
Ownit Mortgage Loan Asset-Backed Certificates,
   Series 2006-1, Class AF1
   5.424% due 12/25/2036                                164,431          163,353

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                          $      168,000   $      173,791
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A2
   3.87% due 06/25/2011                                 293,000          285,851
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A4
   4.37% due 06/25/2014                                 132,000          125,363
PG&E Energy Recovery Funding LLC,
   Series 2005-2, Class A1
   4.85% due 06/25/2011                                 484,000          480,097
PG&E Energy Recovery Funding LLC,
   Series 2005-2, Class A3
   5.12% due 12/25/2014                                 233,000          227,468
SLM Student Loan Trust,
   Series 2004-1, Class A2
   5.24% due 07/25/2018 (b)                             282,000          282,971
SLM Student Loan Trust,
   Series 2004-1, Class A6
   3.46% due 07/25/2039                                 250,000          237,365
SLM Student Loan Trust,
   Series 2005-7, Class A3
   4.41% due 12/31/2010                                 219,000          214,754
SLM Student Loan Trust,
   Series 2005-8, Class A4
   4.25% due 01/25/2028                                 630,000          613,450
Structured Asset Investment Loan Trust,
   Series 2005-11, Class A4
   5.1713% due 01/25/2036 (b)                           286,290          286,334
Structured Asset Investment Loan Trust,
   Series 2005-11, Class A6
   5.3013% due 01/25/2036 (b)                           920,000          921,294
Structured Asset Investment Loan Trust,
   Series 2005-5, Class A2
   5.1713% due 06/25/2035 (b)                            59,945           59,947
Triad Auto Receivables Owner Trust,
   Series 2006-A, Class A3
   4.77% due 01/12/2011                                 330,000          324,689
USAA Auto Owner Trust,
   Series 2005-3, Class A2
   4.52% due 06/16/2008                                 184,000          183,224
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009                                 321,000          319,846
WFS Financial Owner Trust,
   Series 2003-1, Class A4
   2.74% due 09/20/2010                                  54,511           53,868
WFS Financial Owner Trust,
   Series 2003-4, Class A4
   3.15% due 05/20/2011                                  85,906           84,302
WFS Financial Owner Trust,
   Series 2005-3, Class A3A
   4.25% due 06/17/2010                                 116,000          114,505
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $20,028,401)                                             $   19,943,783
                                                                  --------------

CORE BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 5.65%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $10,566,086 on 06/01/2006,
   collateralized by $10,750,000
   Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007
   (valued at $10,776,875, including
   interest) (c)***                              $   10,565,000   $   10,565,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,565,000)                                             $   10,565,000
                                                                  --------------
TOTAL INVESTMENTS (CORE BOND FUND)
   (COST $213,500,657) - 112.54%                                  $  210,484,837
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.54)%                                                          (23,446,293)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  187,038,544
                                                                  ==============

CORE EQUITY FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.32%

ADVERTISING - 2.07%
WPP Group PLC                                           913,100   $   11,262,810

BUILDING MATERIALS & CONSTRUCTION - 0.59%
Masco Corp.                                             104,114        3,229,616

CABLE AND TELEVISION - 4.75%
The DIRECTV Group, Inc. *                               811,002       14,241,195
Time Warner, Inc.                                       675,600       11,627,076
                                                                  --------------
                                                                      25,868,271

COMPUTERS & BUSINESS EQUIPMENT - 7.03%
Cisco Systems, Inc. *                                   340,800        6,706,944
Dell, Inc. *                                            351,400        8,918,532
Hewlett-Packard Company                                 230,900        7,476,542
International Business Machines Corp.                    86,200        6,887,380
Seagate Technology, Inc. *                              354,926        8,287,522
                                                                  --------------
                                                                      38,276,920

ELECTRICAL EQUIPMENT - 0.31%
General Electric Company                                 48,900        1,675,314

ELECTRICAL UTILITIES - 4.98%
The AES Corp. *                                       1,474,300       27,127,120

FINANCIAL SERVICES - 11.84%
Capital One Financial Corp.                             126,700       10,486,959
Citigroup, Inc.                                         299,200       14,750,560
Countrywide Financial Corp.                             427,400       16,360,872
JPMorgan Chase & Company                                535,800       22,846,512
                                                                  --------------
                                                                      64,444,903

HEALTHCARE SERVICES - 8.05%
Health Net, Inc. *                                      281,344       12,103,419
McKesson Corp.                                          185,900        9,202,050

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
UnitedHealth Group, Inc.                                511,600   $   22,489,936
                                                                  --------------
                                                                      43,795,405

HOMEBUILDERS - 4.10%
Beazer Homes USA, Inc.                                   55,908        2,781,423
Centex Corp.                                            157,110        7,492,576
Pulte Homes, Inc.                                       285,700        9,276,679
Ryland Group, Inc.                                       55,808        2,746,312
                                                                  --------------
                                                                      22,296,990

INSURANCE - 6.57%
Aetna, Inc.                                             386,700       14,872,482
American International Group, Inc.                       49,200        2,991,360
MGIC Investment Corp.                                   112,000        7,377,440
St. Paul Travelers Companies, Inc.                      238,900       10,516,378
                                                                  --------------
                                                                      35,757,660

INTERNET RETAIL - 10.79%
Amazon.com, Inc. *                                      664,400       22,994,884
eBay, Inc. *                                            444,100       14,570,921
Expedia, Inc. *                                         551,500        7,836,815
IAC/InterActiveCorp. *                                  515,000       13,302,450
                                                                  --------------
                                                                      58,705,070

INTERNET SERVICE PROVIDER - 6.64%
Google, Inc., Class A *                                  57,200       21,268,104
Yahoo!, Inc. *                                          469,900       14,844,141
                                                                  --------------
                                                                      36,112,245

INTERNET SOFTWARE - 0.16%
Symantec Corp. *                                         56,200          876,720

LEISURE TIME - 1.48%
Electronic Arts, Inc. *                                 191,800        8,069,026

MANUFACTURING - 5.14%
Tyco International, Ltd.                              1,031,800       27,972,098

PHARMACEUTICALS - 1.52%
Pfizer, Inc.                                            348,985        8,256,985

PHOTOGRAPHY - 2.92%
Eastman Kodak Company                                   659,448       15,899,291

RETAIL TRADE - 5.89%
Home Depot, Inc.                                        284,800       10,856,576
Sears Holdings Corp. *                                  139,700       21,216,239
                                                                  --------------
                                                                      32,072,815

SANITARY SERVICES - 2.07%
Waste Management, Inc.                                  307,300       11,253,326

SOFTWARE - 0.70%
CA, Inc.                                                168,100        3,652,813
Intuit, Inc. *                                            2,900          160,341
                                                                  --------------
                                                                       3,813,154

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.59%
Embarq Corp. *                                           77,275        3,220,049

CORE EQUITY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORE EQUITY FUND (CONTINUED)

TELEPHONE - 10.13%
Qwest Communications International, Inc. *            3,188,800   $   22,353,488
Sprint Corp.                                          1,545,500       32,780,055
                                                                  --------------
                                                                      55,133,543
                                                                  --------------
TOTAL COMMON STOCKS (Cost $528,458,129)                           $  535,119,331
                                                                  --------------
REPURCHASE AGREEMENTS - 1.43%
   Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $7,798,801 on 06/01/2006,
   collateralized by $8,600,000
   Federal National Mortgage
   Association, 5.50% due
   07/14/2028 (valued at $7,957,417,
   including interest)                           $    7,798,000   $    7,798,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,798,000)                                              $    7,798,000
                                                                  --------------
TOTAL INVESTMENTS (CORE EQUITY FUND)
   (COST $536,256,129) - 99.75%                                   $  542,917,331
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.25%                          1,383,308
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  544,300,639
                                                                  ==============

EMERGING GROWTH FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.68%

ADVERTISING - 1.42%
Aquantive, Inc. *                                       101,150   $    2,507,508

AEROSPACE - 1.36%
ARGON ST, Inc. * (a)                                     84,250        2,401,968

BANKING - 5.34%
Boston Private Financial Holdings, Inc. (a)              66,800        2,004,000
IBERIABANK Corp.                                         30,700        1,869,323
Republic Bancorp, Inc. (a)                               31,510          342,514
UCBH Holdings, Inc. (a)                                  35,000          618,800
Umpqua Holdings Corp. (a)                                95,890        2,525,742
Wintrust Financial Corp. (a)                             40,245        2,065,776
                                                                  --------------
                                                                       9,426,155
BIOTECHNOLOGY - 1.50%
Martek Biosciences Corp. * (a)                          104,800        2,656,680

BUILDING MATERIALS & CONSTRUCTION - 2.17%
Corrections Corp. of America *                           75,000        3,836,250

BUILDINGS - 1.01%
Modtech Holdings, Inc. * (a)                            189,100        1,775,649

BUSINESS SERVICES - 5.64%
Access Integrated Technologies, Inc. *                   87,610        1,051,320
Barrett Business Services, Inc. *                        43,400        1,080,660
Euronet Worldwide, Inc. * (a)                           140,100        4,907,703

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
FTI Consulting, Inc. *                                  110,400   $    2,913,456
                                                                  --------------
                                                                       9,953,139

CHEMICALS - 1.29%
American Vanguard Corp. (a)                              52,000          984,360
Cytec Industries, Inc.                                   22,375        1,288,352
                                                                  --------------
                                                                       2,272,712

COMMERCIAL SERVICES - 2.09%
Color Kinetics, Inc. * (a)                              105,750        1,620,090
Stantec, Inc. *                                          96,000        2,061,120
                                                                  --------------
                                                                       3,681,210

COMPUTERS & BUSINESS EQUIPMENT - 4.16%
Lasercard Corp. * (a)                                   116,300        1,924,765
Stratasys, Inc. * (a)                                    70,000        2,118,200
Trident Microsystems, Inc. *                            149,700        3,305,376
                                                                  --------------
                                                                       7,348,341

CONSTRUCTION MATERIALS - 1.49%
Simpson Manufacturing, Inc.                              75,750        2,627,768

CRUDE PETROLEUM & NATURAL GAS - 0.86%
Toreador Resources Corp. * (a)                           53,050        1,511,925

DOMESTIC OIL - 2.67%
Delta Petroleum Corp. * (a)                              41,450          712,940
KCS Energy, Inc. * (a)                                   73,951        2,083,939
TETRA Technologies, Inc. *                               66,250        1,923,900
                                                                  --------------
                                                                       4,720,779

DRUGS & HEALTH CARE - 1.65%
Healthextras, Inc. *                                     56,850        1,707,774
Matrixx Initiatives, Inc. * (a)                          81,150        1,210,758
                                                                  --------------
                                                                       2,918,532

ELECTRICAL EQUIPMENT - 0.82%
Wesco International, Inc. *                              22,069        1,450,816

ELECTRONICS - 4.24%
Measurement Specialties, Inc. *                          66,000        1,803,780
Medis Technologies, Ltd. * (a)                          142,250        3,448,140
Supertex, Inc. * (a)                                     55,000        2,230,800
                                                                  --------------
                                                                       7,482,720

ENERGY - 3.60%
Headwaters, Inc. * (a)                                   86,850        2,384,033
InterOil Corp. *                                        105,600        1,774,080
KFx, Inc. * (a)                                         155,600        2,193,960
                                                                  --------------
                                                                       6,352,073

FINANCIAL SERVICES - 1.01%
Waddell & Reed Financial, Inc., Class A                  80,000        1,782,400

FOOD & BEVERAGES - 0.82%
Buffalo Wild Wings, Inc. * (a)                           36,800        1,444,768

HEALTHCARE PRODUCTS - 11.82%
Adeza Biomedical Corp. *                                140,000        1,838,200
Caliper Life Sciences, Inc. *                            77,342          397,538
Cyberonics, Inc. * (a)                                   87,200        2,179,128

EMERGING GROWTH FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Intralase Corp. * (a)                                   205,000   $    3,925,750
Kyphon, Inc. *                                           59,150        2,347,663
Nuvasive, Inc. *                                        108,200        1,777,726
ResMed, Inc. *                                           79,350        3,607,251
Somanetics Corp. * (a)                                   98,800        1,546,220
SonoSite, Inc. * (a)                                     88,250        3,245,835
                                                                  --------------
                                                                      20,865,311

HEALTHCARE SERVICES - 1.76%
Intermagnetics General Corp. * (a)                      133,500        3,106,545

HOTELS & RESTAURANTS - 2.19%
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                   91,550        2,192,623
Texas Roadhouse, Inc., Class A * (a)                    122,500        1,667,225
                                                                  --------------
                                                                       3,859,848

HOUSEHOLD PRODUCTS - 2.02%
iRobot Corp. * (a)                                      100,000        2,219,000
Select Comfort Corp. * (a)                               40,850        1,338,246
                                                                  --------------
                                                                       3,557,246

INDUSTRIAL MACHINERY - 0.36%
Quixote Corp.                                            32,453          633,483

INSURANCE - 3.77%
Infinity Property & Casualty Corp.                       74,200        3,162,404
ProAssurance Corp. *                                     28,700        1,354,927
Scottish Re Group, Ltd. (a)                              71,910        1,396,492
United Fire & Casualty Company                           23,350          732,023
                                                                  --------------
                                                                       6,645,846

LEISURE TIME - 3.02%
Bally Technologies, Inc. * (a)                          131,250        2,018,625
Imax Corp. * (a)                                        226,950        2,081,903
Pinnacle Entertainment, Inc. *                            1,750           54,162
Progressive Gaming International Corp. * (a)            117,143        1,184,316
                                                                  --------------
                                                                       5,339,006

MANUFACTURING - 1.92%
Radyne Corp. *                                           67,150          883,023
Raven Industries, Inc. (a)                               79,300        2,503,501
                                                                  --------------
                                                                       3,386,524

MEDICAL-HOSPITALS - 0.23%
EV3, Inc. *                                              28,197          409,702

MUTUAL FUNDS - 3.36%
iShares Russell 2000 Growth Index Fund (a)               80,000        5,928,800

OFFICE FURNISHINGS & SUPPLIES - 1.23%
Global Imaging Systems, Inc. *                           52,863        2,164,740

PETROLEUM SERVICES - 1.31%
Core Laboratories NV *                                   10,400          587,600
Superior Energy Services, Inc. *                         52,700        1,733,830
                                                                  --------------
                                                                       2,321,430

PHARMACEUTICALS - 2.88%
Alkermes, Inc. * (a)                                     48,610          963,450
Atherogenics, Inc. * (a)                                 79,750        1,059,878

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Medicis Pharmaceutical Corp., Class A (a)               102,414   $    3,053,985
                                                                  --------------
                                                                       5,077,313

RETAIL TRADE - 0.94%
A.C. Moore Arts & Crafts, Inc. * (a)                     94,450        1,653,819

SEMICONDUCTORS - 3.16%
FormFactor, Inc. *                                      107,450        4,162,613
Microsemi Corp. *                                        59,000        1,414,820
                                                                  --------------
                                                                       5,577,433

SOFTWARE - 5.89%
Allscripts Healthcare Solution, Inc. *                  119,000        2,075,360
Concur Technologies, Inc. * (a)                         146,100        2,201,727
Faro Technologies, Inc. *                                85,000        1,277,550
Opsware, Inc. *                                         361,100        2,823,802
Progress Software Corp. *                                86,974        2,024,755
                                                                  --------------
                                                                      10,403,194

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.13%
Comtech Telecommunications Corp. *                       69,700        2,095,182
Tekelec, Inc. *                                         114,750        1,655,842
                                                                  --------------
                                                                       3,751,024

TRUCKING & FREIGHT - 4.55%
Celadon Group, Inc. *                                   120,350        3,366,189
Hub Group, Inc., Class A *                               20,990          993,247
ID Systems, Inc. * (a)                                   88,100        1,808,693
Oshkosh Truck Corp.                                      35,100        1,855,035
                                                                       8,023,164
                                                                  --------------
TOTAL COMMON STOCKS (Cost $174,079,734)                           $  168,855,821
                                                                  --------------
SHORT TERM INVESTMENTS - 35.34%
State Street Global Advisers Funds (c)           $   17,873,000   $   17,873,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               44,489,765       44,489,765
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $62,362,765)                                             $   62,362,765
                                                                  --------------
TOTAL INVESTMENTS (EMERGING GROWTH FUND)
   (COST $236,442,499) - 131.02%                                  $  231,218,586
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (31.02)%                                                          (54,737,566)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  176,481,020
                                                                  ==============

EMERGING SMALL COMPANY FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.44%

ADVERTISING - 0.64%
Ventiv Health, Inc. *                                    12,000   $      354,480

AEROSPACE - 1.85%
BE Aerospace, Inc. *                                     29,000          642,930

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
HEICO Corp., Class A                                     14,200   $      382,406
                                                                  --------------
                                                                       1,025,336

APPAREL & TEXTILES - 0.96%
Crocs, Inc. *                                            11,300          258,883
Volcom, Inc. *                                            8,500          272,595
                                                                  --------------
                                                                         531,478

AUTO PARTS - 1.27%
LKQ Corp. *                                              36,000          703,800

AUTOMOBILES - 0.82%
Monro Muffler Brake, Inc.                                12,500          451,625

BANKING - 5.46%
BankAtlantic Bancorp, Inc., Class A                      20,200          296,940
Capitol Bancorp, Ltd.                                     6,000          245,760
Digital Insight Corp. *                                   8,700          281,445
East West Bancorp, Inc.                                   9,716          388,154
Signature Bank *                                         11,125          397,496
United Community Banks, Inc.                             18,400          547,768
Virginia Commerce Bancorp, Inc. *                        19,500          501,930
Wintrust Financial Corp.                                  7,000          359,310
                                                                  --------------
                                                                       3,018,803

BIOTECHNOLOGY - 0.50%
Integra LifeSciences Holdings Corp. *                     7,200          276,768

BUILDING MATERIALS & CONSTRUCTION - 0.84%
Beacon Roofing Supply, Inc. *                            12,300          463,710

BUSINESS SERVICES - 0.96%
Labor Ready, Inc. *                                      23,000          532,450

CABLE AND TELEVISION - 0.71%
Central European Media Enterprises-A, Ltd. *              6,600          392,436

CHEMICALS - 1.04%
Airgas, Inc.                                             15,000          574,350

COAL - 0.97%
Foundation Coal Holdings, Inc.                           11,900          539,427

COMMERCIAL SERVICES - 0.81%
Pool Corp.                                               10,400          449,176

COMPUTERS & BUSINESS EQUIPMENT - 5.05%
Electronics for Imaging, Inc. *                          14,300          335,049
Henry, Jack & Associates, Inc.                           18,800          352,688
Micros Systems, Inc. *                                   12,987          534,415
Rackable Systems, Inc. *                                  8,800          333,608
Standard Microsystems Corp. *                            15,600          355,524
Trident Microsystems, Inc. *                             11,400          251,712
Visicu, Inc. *                                           12,600          233,604
Witness Systems, Inc. *                                  19,200          396,288
                                                                  --------------
                                                                       2,792,888

CRUDE PETROLEUM & NATURAL GAS - 2.88%
Arena Resources, Inc. *                                  14,400          442,224
GMX Resources, Inc. *                                    14,300          523,380
Unit Corp. *                                             10,500          629,160
                                                                  --------------
                                                                       1,594,764

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL - 1.86%
Carrizo Oil & Gas, Inc. *                                13,400   $      377,612
World Fuel Services Corp.                                13,100          654,345
                                                                  --------------
                                                                       1,031,957

DRUGS & HEALTH CARE - 2.24%
Conor Medsystems, Inc. *                                 15,000          349,500
Healthextras, Inc. *                                     18,700          561,748
Illumina, Inc. *                                         12,000          327,960
                                                                  --------------
                                                                       1,239,208

ELECTRICAL EQUIPMENT - 0.98%
W.H. Brady Company, Class A                              13,600          541,416

ELECTRONICS - 1.92%
Dolby Laboratories, Inc. *                               16,800          370,944
Measurement Specialties, Inc. *                          10,174          278,055
Supertex, Inc. *                                         10,200          413,712
                                                                  --------------
                                                                       1,062,711

ENERGY - 0.52%
Evergreen Solar, Inc. *                                  26,000          289,900

FINANCIAL SERVICES - 5.54%
Affiliated Managers Group, Inc. *                         9,700          874,940
GFI Group, Inc. *                                         9,999          543,546
Heartland Payment Systems, Inc. *                        16,100          427,938
optionsXpress Holdings, Inc.                             11,500          331,315
Portfolio Recovery Associates, Inc. *                     6,500          320,255
SWS Group, Inc.                                          12,200          283,406
United Panam Financial Corp. *                           10,000          281,600
                                                                  --------------
                                                                       3,063,000

FOOD & BEVERAGES - 3.19%
Burger King Holdings, Inc. *                             16,100          301,070
Hansen Natural Corp. *                                    6,500        1,201,655
Ruth's Chris Steak House, Inc. *                         13,000          261,300
                                                                  --------------
                                                                       1,764,025

HEALTHCARE PRODUCTS - 4.77%
Arthrocare Corp. *                                        6,700          283,008
Computer Programs & Systems, Inc.                         6,400          257,152
Haemonetics Corp. *                                       8,300          419,150
Kyphon, Inc. *                                           10,900          432,621
ResMed, Inc. *                                           17,500          795,550
Viasys Healthcare, Inc. *                                17,890          450,649
                                                                  --------------
                                                                       2,638,130

HEALTHCARE SERVICES - 2.75%
Eclipsys Corp. *                                         13,700          266,328
Horizon Health Corp. *                                   14,500          307,110
Nitromed, Inc. *                                         25,500          104,295
Symbion, Inc. *                                          13,031          285,900
The Advisory Board Company *                             10,800          558,360
                                                                  --------------
                                                                       1,521,993

HOTELS & RESTAURANTS - 2.21%
McCormick & Schmick's Seafood
   Restaurants, Inc. *                                   15,800          378,410

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Orient Express Hotels, Ltd.                              11,031   $      423,149
Red Robin Gourmet Burgers, Inc. *                        10,100          423,695
                                                                  --------------
                                                                       1,225,254

HOUSEHOLD PRODUCTS - 0.93%
Central Garden & Pet Company *                           12,300          515,001

INDUSTRIAL MACHINERY - 4.25%
Actuant Corp., Class A                                    6,100          360,083
Energy Conversion Devices, Inc. *                         9,100          361,725
Gardner Denver, Inc. *                                   10,100          762,146
Gehl Company *                                           11,000          291,940
H&E Equipment Services, Inc. *                            8,600          255,850
Presstek, Inc. *                                         32,800          320,456
                                                                  --------------
                                                                       2,352,200

INDUSTRIALS - 1.75%
Harsco Corp.                                              9,100          737,282
Intevac, Inc. *                                          10,800          231,552
                                                                  --------------
                                                                         968,834

INSURANCE - 0.51%
FPIC Insurance Group, Inc. *                              7,500          281,775

INTERNET CONTENT - 0.90%
RightNow Technologies, Inc. *                            30,533          497,993

INTERNET SERVICE PROVIDER - 1.37%
Online Resources Corp. *                                 27,800          339,994
Redback Networks, Inc. *                                 17,500          418,075
                                                                  --------------
                                                                         758,069

LEISURE TIME - 1.60%
Life Time Fitness, Inc. *                                13,200          603,900
Progressive Gaming International Corp. *                 27,800          281,058
                                                                  --------------
                                                                         884,958

LIQUOR - 0.98%
Central European Distribution Corp. *                    17,000          544,340

MANUFACTURING - 1.54%
Coherent, Inc. *                                         12,039          396,444
Mettler-Toledo International, Inc. *                      7,009          454,113
                                                                  --------------
                                                                         850,557

MEDICAL-HOSPITALS - 2.19%
Psychiatric Solutions, Inc. *                            18,312          538,373
VCA Antech, Inc. *                                       22,282          671,134
                                                                  --------------
                                                                       1,209,507

METAL & METAL PRODUCTS - 1.55%
Metal Management, Inc.                                   14,000          439,460
RBC Bearings, Inc. *                                     16,700          418,001
                                                                  --------------
                                                                         857,461

MINING - 0.81%
RTI International Metals, Inc. *                          7,500          450,375

MUTUAL FUNDS - 3.55%
iShares Russell 2000 Growth Index Fund                   26,500        1,963,915

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 4.37%
Basic Energy Services, Inc. *                            13,600   $      446,896
Superior Energy Services, Inc. *                         16,959          557,951
Superior Well Services, Inc. *                           13,474          428,204
Universal Compression Holdings, Inc. *                    9,700          563,764
Warrior Energy Service Corp. *                           16,000          419,520
                                                                  --------------
                                                                       2,416,335

PHARMACEUTICALS - 1.04%
Adolor Corp. *                                           12,800          299,136
Alkermes, Inc. *                                         14,000          277,480
                                                                  --------------
                                                                         576,616

REAL ESTATE - 4.14%
Alexandria Real Estate Equities, Inc., REIT               5,700          478,572
Innkeepers USA Trust, REIT                               28,219          437,959
Jones Lang LaSalle, Inc.                                  6,684          531,445
Sunstone Hotel Investors, Inc., REIT                     17,800          493,060
Trammell Crow Company, REIT *                            10,100          349,763
                                                                  --------------
                                                                       2,290,799

RETAIL GROCERY - 0.97%
United Natural Foods, Inc. *                             16,200          536,220

RETAIL TRADE - 3.61%
Aeropostale, Inc. *                                       1,071           26,497
Childrens Place Retail Stores, Inc. *                     8,900          517,713
DSW, Inc., Class A *                                      9,600          288,000
Guitar Center, Inc. *                                     9,600          462,240
Hibbett Sporting Goods, Inc. *                           16,000          413,760
The Men's Wearhouse, Inc.                                 8,500          287,895
                                                                  --------------
                                                                       1,996,105

SEMICONDUCTORS - 3.34%
Advanced Analogic Technologies, Inc. *                   21,500          247,895
Credence Systems Corp. *                                 39,800          181,488
Cypress Semiconductor Corp. *                            26,500          402,270
PMC-Sierra, Inc. *                                       27,000          260,280
Varian Semiconductor Equipment
   Associates, Inc. *                                    24,443          756,511
                                                                  --------------
                                                                       1,848,444

SOFTWARE - 1.87%
Transaction Systems Architects, Inc.,
   Class A *                                             19,000          742,140
Ultimate Software Group, Inc. *                          12,900          292,701
                                                                  --------------
                                                                       1,034,841

STEEL - 0.87%
Carpenter Technology Corp.                                4,300          480,740

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.79%
Aeroflex, Inc. *                                         31,000          363,010
Atheros Communications, Inc. *                           12,000          265,080
Finisar Corp. *                                          90,000          411,300
NeuStar, Inc., Class A *                                 15,600          501,852
                                                                  --------------
                                                                       1,541,242

TRUCKING & FREIGHT - 2.77%
Knight Transportation, Inc.                              34,281          652,710

EMERGING SMALL COMPANY FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Landstar Systems, Inc.                                    8,000   $      353,520
Old Dominion Freight Lines, Inc. *                       17,000          523,770
                                                                  --------------
                                                                       1,530,000
                                                                  --------------
TOTAL COMMON STOCKS (Cost $56,730,642)                            $   54,465,412
                                                                  --------------
REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $1,021,105 on 06/01/2006,
   collateralized by $1,025,000
   Federal National Mortgage
   Association, 3.58% due
   06/02/2008 (valued at $1,041,656,
   including interest)(c)                        $    1,021,000   $    1,021,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,021,000)                                              $    1,021,000
                                                                  --------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY
   FUND)
   (COST $57,751,642) - 100.29%                                   $   55,486,412

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.29)%                                                              (158,375)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   55,328,037
                                                                  ==============

EQUITY-INCOME FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.33%

AEROSPACE - 1.43%
Lockheed Martin Corp.                                    56,000   $    4,059,440
Raytheon Company                                        121,200        5,557,020
                                                                  --------------
                                                                       9,616,460

ALUMINUM - 0.64%
Alcoa, Inc.                                             136,500        4,329,780

AUTO PARTS - 0.57%
Genuine Parts Company                                    88,350        3,804,351

AUTOMOBILES - 0.21%
Ford Motor Company (a)                                  194,500        1,392,620

BANKING - 4.47%
Bank of America Corp.                                   110,346        5,340,746
Bank of Ireland                                         129,000        2,231,470
Fifth Third Bancorp.                                    200,962        7,636,556
Mercantile Bankshares Corp.                              59,425        2,136,329
National City Corp.                                      75,500        2,784,440
Northern Trust Corp.                                     32,100        1,795,032
SunTrust Banks, Inc.                                     70,900        5,367,839
Wells Fargo Company                                      41,000        2,721,170
                                                                  --------------
                                                                      30,013,582

BIOTECHNOLOGY - 0.46%
MedImmune, Inc. *                                        96,300        3,064,266

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.72%
CBS Corp., Class B                                      186,800   $    4,839,988

BUSINESS SERVICES - 0.44%
H & R Block, Inc.                                       129,800        2,952,950

CABLE AND TELEVISION - 3.30%
Cablevision Systems New York Group,
   Class A *                                             47,600          935,816
Comcast Corp., Class A *                                176,661        5,676,118
EchoStar Communications Corp., Class A *                 80,300        2,403,379
Time Warner, Inc.                                       481,700        8,290,057
Viacom, Inc. *                                          128,400        4,847,100
                                                                  --------------
                                                                      22,152,470

CELLULAR COMMUNICATIONS - 0.60%
Motorola, Inc.                                          192,700        4,064,043

CHEMICALS - 1.38%
Chemtura Corp.                                          149,624        1,470,804
E.I. Du Pont De Nemours & Company                       160,600        6,830,318
Hercules, Inc. *                                         63,200          977,704
                                                                  --------------
                                                                       9,278,826

COMPUTERS & BUSINESS EQUIPMENT - 2.58%
Cisco Systems, Inc. *                                   248,900        4,898,352
Dell, Inc. *                                            184,200        4,674,996
International Business Machines Corp.                    96,800        7,734,320
                                                                  --------------
                                                                      17,307,668

CONSTRUCTION MATERIALS - 0.64%
Vulcan Materials Company                                 55,200        4,308,360

COSMETICS & TOILETRIES - 3.46%
Avon Products, Inc.                                     176,600        5,598,220
Colgate-Palmolive Company                               144,500        8,719,130
International Flavors & Fragrances, Inc.                133,300        4,744,147
Kimberly-Clark Corp.                                     69,400        4,210,498
                                                                  --------------
                                                                      23,271,995

CRUDE PETROLEUM & NATURAL GAS - 1.79%
ChevronTexaco Corp.                                     200,660       11,997,461

DOMESTIC OIL - 0.69%
Murphy Oil Corp.                                         87,300        4,603,329

DRUGS & HEALTH CARE - 1.07%
Wyeth                                                   157,600        7,208,624

ELECTRICAL EQUIPMENT - 3.51%
Cooper Industries, Ltd., Class A                         48,100        4,283,786
General Electric Company                                563,100       19,291,806
                                                                  --------------
                                                                      23,575,592

ELECTRICAL UTILITIES - 1.99%
Entergy Corp.                                            79,900        5,601,789
FirstEnergy Corp.                                        75,675        3,966,884
Pinnacle West Capital Corp.                              60,300        2,375,217
TECO Energy, Inc.                                        94,900        1,425,398
                                                                  --------------
                                                                      13,369,288

ELECTRONICS - 0.69%
Sony Corp.                                              104,400        4,658,597

EQUITY-INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY - 2.22%
Duke Energy Corp.                                       228,500   $    6,448,270
Progress Energy, Inc.                                   110,300        4,637,012
Xcel Energy, Inc.                                       204,900        3,845,973
                                                                  --------------
                                                                      14,931,255

FINANCIAL SERVICES - 7.89%
Charles Schwab Corp.                                    401,400        6,687,324
Citigroup, Inc.                                          70,596        3,480,383
Federal National Mortgage Association                    63,000        3,134,250
JPMorgan Chase & Company                                385,314       16,429,789
Mellon Financial Corp.                                  204,900        7,413,282
Morgan Stanley                                          157,600        9,396,112
State Street Corp. (a)(c)                               104,400        6,483,240
                                                                  --------------
                                                                      53,024,380

FOOD & BEVERAGES - 3.56%
Campbell Soup Company                                   157,600        5,545,944
General Mills, Inc.                                     112,400        5,832,436
McCormick & Company, Inc.                                88,300        3,041,935
Sysco Corp.                                              56,200        1,718,596
The Coca-Cola Company                                   176,600        7,775,698
                                                                  --------------
                                                                      23,914,609

GAS & PIPELINE UTILITIES - 0.99%
NiSource, Inc.                                          305,100        6,642,027

HEALTHCARE PRODUCTS - 2.05%
Baxter International, Inc.                              102,400        3,860,480
Boston Scientific Corp. *                               136,500        2,822,820
Johnson & Johnson                                       118,200        7,118,004
                                                                  --------------
                                                                      13,801,304

HOTELS & RESTAURANTS - 0.16%
McDonald's Corp.                                         32,500        1,078,025

HOUSEHOLD PRODUCTS - 1.52%
Fortune Brands, Inc.                                     52,000        3,848,000
Newell Rubbermaid, Inc.                                 240,800        6,371,568
                                                                  --------------
                                                                      10,219,568

INDUSTRIAL MACHINERY - 1.33%
Deere & Company                                          54,500        4,665,200
Pall Corp.                                              141,800        4,266,762
                                                                  --------------
                                                                       8,931,962

INSURANCE - 5.34%
American International Group, Inc.                      120,765        7,342,512
Chubb Corp.                                              64,200        3,244,026
Lincoln National Corp.                                  104,398        5,865,080
Marsh & McLennan Companies, Inc.                        353,200        9,900,196
St. Paul Travelers Companies, Inc.                      126,049        5,548,677
UnumProvident Corp.                                     220,600        3,961,976
                                                                  --------------
                                                                      35,862,467

INTERNATIONAL OIL - 2.33%
Anadarko Petroleum Corp.                                110,400        5,483,568
Royal Dutch Shell PLC, ADR                              153,300       10,165,323
                                                                  --------------
                                                                      15,648,891

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 0.95%
Walt Disney Company                                     208,700   $    6,365,350

LIQUOR - 1.15%
Anheuser-Busch Companies, Inc.                          168,600        7,694,904

MANUFACTURING - 2.39%
Eaton Corp.                                              38,500        2,831,290
Honeywell International, Inc.                           224,800        9,257,264
Tyco International, Ltd.                                146,000        3,958,060
                                                                  --------------
                                                                      16,046,614

NEWSPAPERS - 2.11%
Dow Jones & Company, Inc. (a)                           143,700        4,969,146
Knight-Ridder, Inc.                                      48,200        2,988,882
The New York Times Company, Class A (a)                 256,900        6,206,704
                                                                  --------------
                                                                      14,164,732

OFFICE FURNISHINGS & SUPPLIES - 0.84%
Avery Dennison Corp.                                     94,600        5,618,294

PAPER - 2.07%
International Paper Company                             317,925       10,803,091
MeadWestvaco Corp.                                      112,400        3,079,760
                                                                  --------------
                                                                      13,882,851

PETROLEUM SERVICES - 4.67%
BP PLC, ADR                                              88,292        6,242,244
Exxon Mobil Corp.                                       197,024       12,000,732
Hess Corp.                                               53,000        7,950,000
Schlumberger, Ltd.                                       78,800        5,166,916
                                                                  --------------
                                                                      31,359,892

PHARMACEUTICALS - 5.32%
Abbott Laboratories                                     120,400        5,141,080
Bristol-Myers Squibb Company                            176,600        4,335,530
Eli Lilly & Company                                     128,500        6,635,740
Merck & Company, Inc.                                   273,000        9,088,170
Pfizer, Inc.                                            321,100        7,597,226
Schering-Plough Corp.                                   152,500        2,906,650
                                                                  --------------
                                                                      35,704,396

PHOTOGRAPHY - 0.69%
Eastman Kodak Company (a)                               192,700        4,645,997

PUBLISHING - 1.23%
Tribune Company                                         276,800        8,259,712

RAILROADS & EQUIPMENT - 2.04%
Norfolk Southern Corp.                                   72,300        3,814,548
Union Pacific Corp.                                     106,500        9,883,200
                                                                  --------------
                                                                      13,697,748

REAL ESTATE - 0.38%
Simon Property Group, Inc., REIT                         32,100        2,556,123

RETAIL TRADE - 1.85%
Home Depot, Inc.                                         80,300        3,061,036
RadioShack Corp.                                        115,600        1,944,392
Wal-Mart Stores, Inc.                                   152,500        7,388,625
                                                                  --------------
                                                                      12,394,053

EQUITY-INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 0.87%
Waste Management, Inc.                                  160,522   $    5,878,316

SEMICONDUCTORS - 1.02%
Analog Devices, Inc.                                    118,200        3,986,886
Intel Corp.                                             160,600        2,894,012
                                                                  --------------
                                                                       6,880,898

SOFTWARE - 1.52%
Microsoft Corp.                                         450,400       10,201,560

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   1.74%
Embarq Corp. *                                           14,185          591,089
Lucent Technologies, Inc. *                             883,600        2,253,180
Nokia Oyj, SADR                                         284,300        6,103,921
Telus Corp., Non Voting Shares                           34,400        1,391,480
Telus Corp.                                              33,000        1,370,387
                                                                  --------------
                                                                      11,710,057

TELEPHONE - 5.18%
ALLTEL Corp.                                            102,400        6,333,440
AT&T, Inc.                                              385,373       10,042,820
Qwest Communications International, Inc. *              963,400        6,753,434
Sprint Corp.                                            283,700        6,017,277
Verizon Communications, Inc.                            181,252        5,656,875
                                                                  --------------
                                                                      34,803,846

TOBACCO - 0.44%
UST, Inc.                                                67,400        2,966,274

TOYS, AMUSEMENTS & SPORTING GOODS - 0.84%
Mattel, Inc.                                            337,200        5,668,332
                                                                  --------------
TOTAL COMMON STOCKS (Cost $597,500,759)                           $  640,364,687
                                                                  --------------
CORPORATE BONDS - 0.36%

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.36%
Lucent Technologies, Inc.
   8.00% due 08/01/2031                          $    2,366,000        2,402,342
                                                                  --------------
TOTAL CORPORATE BONDS (Cost$2,444,494)                            $    2,402,342
                                                                  --------------
SHORT TERM INVESTMENTS - 4.73%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   14,452,763   $   14,452,763
T. Rowe Price Reserve Investment Fund (c)            17,297,972       17,297,972
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $31,750,735)                                             $   31,750,735
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $11,140,145 on 06/01/2006,
   collateralized by $11,335,000
   Federal Home Loan Mortgage
   Corporation, 5.125% due
   10/24/2007 (valued at
   $11,363,338, including interest) (c)          $   11,139,000   $   11,139,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,139,000)                                             $   11,139,000
                                                                  --------------

TOTAL INVESTMENTS (EQUITY-INCOME FUND)
   (COST $642,834,988) - 102.08%                                  $  685,656,764

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.08)%                                                           (13,962,882)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  671,693,882
                                                                  ==============

FUNDAMENTAL VALUE FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.92%

ADVERTISING - 0.27%
WPP Group PLC, SADR (a)                                  30,951   $    1,906,582

BANKING - 7.76%
Commerce Bancorp, Inc. (a)                              114,100        4,482,989
Fifth Third Bancorp. (a)                                 66,029        2,509,102
Golden West Financial Corp.                             333,099       24,349,537
Lloyds TSB Group PLC, SADR (a)                          124,781        4,729,200
Wells Fargo Company                                     291,133       19,322,497
                                                                  --------------
                                                                      55,393,325

BROADCASTING - 1.91%
Liberty Media Holding Corp.-Capital,
   Series A *                                            24,505        1,949,863
News Corp.                                              613,400       11,697,538
                                                                  --------------
                                                                      13,647,401

BUSINESS SERVICES - 3.78%
Dun & Bradstreet Corp. *                                 17,095        1,245,713
H & R Block, Inc.                                       367,823        8,367,973
Iron Mountain, Inc. * (a)                               244,742        9,040,770
Moody's Corp.                                           159,801        8,357,592
                                                                  --------------
                                                                      27,012,048

CABLE AND TELEVISION - 3.55%
Comcast Corp.-Special Class A * (a)                     666,657       21,333,024
NTL, Inc. *                                             150,877        4,025,398
                                                                  --------------
                                                                      25,358,422

COLLEGES & UNIVERSITIES - 0.35%
Apollo Group, Inc., Class A *                            47,200        2,469,032

COMPUTERS & BUSINESS EQUIPMENT - 1.53%
Dell, Inc. *                                            206,300        5,235,894
Hewlett-Packard Company                                 130,984        4,241,262
Lexmark International, Inc. * (a)                        25,557        1,463,138
                                                                  --------------
                                                                      10,940,294

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 1.55%
Martin Marietta Materials, Inc.                          65,479   $    5,991,983
Vulcan Materials Company (a)                             65,170        5,086,519
                                                                  --------------
                                                                      11,078,502

CONTAINERS & GLASS - 1.85%
Sealed Air Corp. (a)                                    255,904       13,196,969

COSMETICS & TOILETRIES - 1.52%
Avon Products, Inc.                                     107,812        3,417,640
Procter & Gamble Company                                136,500        7,405,125
                                                                  --------------
                                                                      10,822,765

CRUDE PETROLEUM & NATURAL GAS - 6.66%
Devon Energy Corp.                                      262,509       15,057,517
EOG Resources, Inc.                                     224,088       14,713,618
Occidental Petroleum Corp.                              179,191       17,756,036
                                                                  --------------
                                                                      47,527,171

FINANCIAL SERVICES - 10.70%
Ameriprise Financial, Inc.                              175,913        8,051,538
Citigroup, Inc.                                         331,919       16,363,607
HSBC Holdings PLC                                     1,059,956       18,454,817
JPMorgan Chase & Company                                659,682       28,128,840
Morgan Stanley                                           66,975        3,993,049
State Street Corp. (c)                                   22,175        1,377,068
                                                                  --------------
                                                                      76,368,919

FOOD & BEVERAGES - 1.95%
Diageo PLC, SADR                                        130,581        8,643,156
Hershey Foods Corp. (a)                                  92,083        5,240,444
                                                                  --------------
                                                                      13,883,600

HEALTHCARE SERVICES - 2.70%
Cardinal Health, Inc.                                   113,552        7,597,764
HCA, Inc. (a)                                           261,851       11,639,277
                                                                  --------------
                                                                      19,237,041

HOLDINGS COMPANIES/CONGLOMERATES - 5.34%
Berkshire Hathaway, Inc., Class A * (a)                     232       21,411,280
China Merchants Holdings
   International Company, Ltd.                        1,007,253        2,993,004
Loews Corp.                                             403,911       13,724,896
                                                                  --------------
                                                                      38,129,180

HOUSEHOLD PRODUCTS - 0.19%
Hunter Douglas NV                                        18,840        1,336,957

INDUSTRIALS - 0.24%
Cosco Pacific, Ltd.                                     833,715        1,719,632

INSURANCE - 9.40%
American International Group, Inc.                      489,743       29,776,374
Aon Corp.                                               148,808        5,305,005
Chubb Corp.                                              40,804        2,061,826
Markel Corp. *                                            1,247          421,174
Marsh & McLennan Companies, Inc.                         25,648          718,914
Principal Financial Group, Inc. (a)                      43,042        2,352,245
Progressive Corp.                                       684,796       18,729,171
Sun Life Financial, Inc.                                 28,271        1,167,310

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Transatlantic Holdings, Inc. (a)                        114,212   $    6,567,190
                                                                  --------------
                                                                      67,099,209

INTERNATIONAL OIL - 3.54%
ConocoPhillips                                          398,850       25,243,216

INTERNET RETAIL - 0.29%
Expedia, Inc. * (a)                                      51,077          725,804
IAC/InterActiveCorp. * (a)                               51,077        1,319,319
                                                                  --------------
                                                                       2,045,123

INTERNET SERVICE PROVIDER - 0.31%
Liberty Media Holding Corp.-Interactive A *             122,425        2,198,753

LIQUOR - 0.67%
Heineken Holding NV                                     138,125        4,815,855

MANUFACTURING - 5.63%
Harley-Davidson, Inc. (a)                               234,232       11,676,465
Tyco International, Ltd.                              1,052,088       28,522,106
                                                                  --------------
                                                                      40,198,571

MINING - 0.47%
BHP Billiton PLC                                         85,117        1,674,088
Rio Tinto PLC                                            30,200        1,676,143
                                                                  --------------
                                                                       3,350,231

PETROLEUM SERVICES - 0.96%
Transocean, Inc. *                                       83,775        6,816,772

PHARMACEUTICALS - 1.25%
Caremark Rx, Inc. *                                     186,471        8,945,014

PUBLISHING - 1.13%
Gannett Company, Inc.                                    32,618        1,761,698
Lagardere S.C.A.                                         80,087        6,330,736
                                                                  --------------
                                                                       8,092,434

RETAIL TRADE - 6.31%
Costco Wholesale Corp.                                  570,848       30,214,984
Wal-Mart Stores, Inc.                                   306,395       14,844,838
                                                                  --------------
                                                                      45,059,822

SOFTWARE - 1.75%
Microsoft Corp.                                         552,626       12,516,979

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.92%
Embarq Corp. *                                           13,060          544,210
Nokia Oyj, SADR                                          93,886        2,015,733
SK Telecom Company, Ltd., SADR                          152,339        3,976,048
                                                                  --------------
                                                                       6,535,991

TELEPHONE - 1.33%
Sprint Corp.                                            449,100        9,525,411

TOBACCO - 4.52%
Altria Group, Inc.                                      445,703       32,246,612

TRAVEL SERVICES - 4.69%
American Express Company                                616,065       33,489,293

TRUCKING & FREIGHT - 0.90%
Kuehne & Nagel International AG                          32,750        2,449,618

FUNDAMENTAL VALUE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
United Parcel Service, Inc., Class B                     49,142   $    3,958,388
                                                                       6,408,006
                                                                  --------------
TOTAL COMMON STOCKS (Cost $652,793,037)                           $  684,615,132
                                                                  --------------

SHORT TERM INVESTMENTS - 9.44%
Rabobank USA Finance Corp.
   5.07% due 06/01/2006                          $   16,999,000   $   16,999,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               39,354,959       39,354,959
Three Pillars Funding Corp.
   5.05% due 06/01/2006                              11,023,000       11,023,000
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $67,376,959)                                             $   67,376,959
                                                                  --------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE FUND)
   (COST $720,169,996) - 105.36%                                  $  751,992,091
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (5.36)%                                                           (38,274,003)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  713,718,088
                                                                  ==============

GLOBAL BOND FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 1.58%

U.S. TREASURY BONDS - 1.21%
   7.875% due 02/15/2021 (a)***                  $    5,500,000   $    6,908,517
U.S. TREASURY NOTES - 0.37%
   2.00% due 01/15/2026 (a)***                          402,524          372,366
   4.50% due 02/15/2016                               1,800,000        1,713,164
                                                                  --------------
                                                                       2,085,530
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $9,239,304)                                              $    8,994,047
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.14%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.14%
   5.088% due 10/01/2044 (b)***                       2,169,618        2,176,316
   5.50% TBA **                                       2,600,000        2,503,311
   5.873% due 11/01/2035 (b)***                       1,749,595        1,788,840
                                                                  --------------
                                                                       6,468,467
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $6,462,186)                                              $    6,468,467
                                                                  --------------

FOREIGN GOVERNMENT OBLIGATIONS - 33.78%
FRANCE - 7.15%
Government of France
   4.50% due 07/12/2006 ***                      EUR 17,000,000       21,846,522
   5.50% due 04/25/2010 ***                          13,800,000       18,887,259
                                                                  --------------
                                                                      40,733,781

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                              -----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

GERMANY - 22.88%
Federal Republic of Germany
   zero coupon due 07/12/2006 ***             EUR    40,000,000   $   51,183,735
   4.25% due 01/04/2014 ***                           4,800,000        6,303,313
   5.00% due 01/04/2012 ***                           5,100,000        6,947,868
   5.25% due 07/04/2010 ***                          13,400,000       18,228,289
   5.50% due 01/04/2031 ***                          18,200,000       27,622,243
   6.50% due 07/04/2027 ***                          11,900,000       20,014,459
                                                                  --------------
                                                                     130,299,907

JAPAN - 3.04%
Government of Japan
   2.40% due 03/20/2034 ***                   JPY   600,000,000        5,395,318
   2.50% due 09/20/2035 ***                       1,300,000,000       11,902,431
                                                                  --------------
                                                                      17,297,749

NETHERLANDS - 0.71%
Kingdom of Netherlands
   3.75% due 07/15/2014 ***                   EUR     3,200,000        4,062,607
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $185,441,042)                                            $  192,394,044
                                                                  --------------
CORPORATE BONDS - 8.10%

CAYMAN ISLANDS - 1.23%
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)***               $       2,700,000        2,658,606

MUFG Capital Finance 2
   4.85% due 12/31/2049 (b)***                EUR     3,500,000        4,382,116
                                                                  --------------
                                                                       7,040,722

JAPAN - 0.13%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series
   EMTN
   3.50% due 12/16/2015 (b)***                          600,000          746,763

LUXEMBOURG - 0.10%
VTB Capital SA for Vneshtorgbank,
   Series 144A
   5.68% due 09/21/2007 (a)(b)***             $         600,000          600,150

NETHERLANDS - 0.44%
Rabobank Nederland
   5.0883% due 01/15/2009 (b)***                      2,500,000        2,499,000

SPAIN - 0.44%
Santander US Debt SA Unipersonal,
   Series 144A
   5.22% due 02/06/2009 (b)***                        2,500,000        2,500,415

UNITED KINGDOM - 0.46%
Royal Bank of Scotland Group PLC,
   Series 144A
   4.93% due 12/21/2007 (b)***                        1,200,000        1,200,358
Vodafone Group, PLC
   5.02% due 06/29/2007 (b)                           1,400,000        1,399,147
                                                                  --------------
                                                                       2,599,505

UNITED STATES - 5.30%
Atlantic & Western Re, Ltd., Series A
   10.99% due 01/09/2007 (b)                          1,200,000        1,182,840
Charter One Bank NA, Series BKNT
   5.1575% due 04/24/2009 (b)***                      3,250,000        3,249,015
Cisco Systems, Inc.
   5.2694% due 02/20/2009 (b)***                      2,600,000        2,603,149

GLOBAL BOND FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
                                              -----------------   --------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
CIT Group, Inc., Series MTN
   5.2594% due 02/21/2008 (b)***              $       1,100,000   $    1,100,357
Citigroup, Inc.
   5.00% due 12/26/2008 (b)***                        1,500,000        1,500,204
   5.1656% due 01/30/2009 (b)***                      3,000,000        2,999,481
CMS Energy Corp.
   7.50% due 01/15/2009 (a)***                          800,000          810,000
   8.90% due 07/15/2008 ***                             400,000          417,000
   9.875% due 10/15/2007 ***                          1,340,000        1,405,325
DaimlerChrysler N.A. Holding Corp.
   5.36% due 09/10/2007 (b)***                        1,500,000        1,505,169
Dominion Resources, Inc., Series D
   5.2648% due 09/28/2007 (b)***                      1,500,000        1,501,434
Echostar DBS Corp.
   5.75% due 10/01/2008 ***                             100,000           98,375
El Paso Corp.
   7.625% due 08/16/2007 (a)***                         100,000          101,250
General Electric Capital Corp., Series MTN
   5.15% due 01/20/2010 (b)***                        2,600,000        2,599,509
Genworth Global Funding Trusts
   4.97% due 02/10/2009 (b)***                        2,600,000        2,600,447
HCA, Inc.
   7.125% due 06/01/2006 ***                          1,200,000        1,200,000
Koch Forest Products, Inc.
   6.88% due 12/20/2012 (b)(f)                          997,500        1,002,994
Oracle Corp and Ozark Holding, Inc.
   5.28% due 01/13/2009 (b)***                        1,300,000        1,297,291
Unicredito Italiano NY
   5.226% due 12/03/2007 (b)                          1,400,000        1,399,384
US Bancorp
   5.1206% due 04/28/2009 (b)***                      1,600,000        1,599,704
                                                                  --------------
                                                                      30,172,928
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $46,035,078)                          $   46,159,483
                                                                  --------------

MUNICIPAL BONDS - 0.07%

ILLINOIS - 0.05%
City of Chicago IL
   4.75% due 01/01/2030 ***                             300,000          302,286

NEW YORK - 0.02%
New York City Municipal Water Finance
   Authority
   4.75% due 06/15/2038 ***                             130,000          125,562
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $437,379)                             $      427,848
                                                                  --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.18%

IRELAND - 0.23%
Paris Residential Funding PLC, Series 1X,
   Class A
   2.51% due 07/25/2011 (b)***                EUR       999,503        1,284,537

NETHERLANDS - 1.34%
Atomium Mortgage Finance BV,
   Series 2003-I, Class A
   2.314% due 07/01/2034 (b)***                       1,210,115        1,555,210
Delphinus BV, Series 2001-II, Class A1
   3.194% due 11/28/2031 (b)***                       2,000,000        2,583,184

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

NETHERLANDS (CONTINUED)
Delphinus BV, Series 2003-I, Class A1
   2.41% due 04/25/2093 (b)***                   EUR  1,000,000   $    1,290,308
Dutch Mortgage Portfolio Loans, BV,
   Series III, Class A
   3.143% due 11/20/2035 (b)***                       1,708,719        2,203,484
                                                                  --------------
                                                                       7,632,186

UNITED STATES - 16.61%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29% due 10/25/2034 (b)***                   $      950,077          928,416
Banc of America Commercial Mortgage, Inc.,
   Series 2002-2, Class A2
   4.772% due 07/11/2043 ***                          2,500,000        2,442,542
Banc of America Funding Corp.,
   Series 2006-A, Class 1A1
   4.6224% due 02/20/2036 (b)***                      2,386,381        2,335,507
Banc of America Mortgage Securities,
   Series 2004-4, Class 1A9
   5.00% due 05/25/2034 ***                           2,139,888        2,081,137
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-9, Class A1
   4.625% due 10/25/2035 (b)***                       4,250,900        4,124,045
Bella Vista Mortgage Trust,
   Series 2005-2, Class 2A1
   5.3306% due 05/20/2045 (b)***                      2,403,514        2,409,874
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                          839,502          833,326
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                           2,967,879        2,912,959
Commercial Mortgage Pass Through
   Certificates, Series 2006-CN2A, Class A2FL
   5.278% due 02/05/2019 (b)***                       2,600,000        2,599,782
Countrywide Alternative Loan Trust,
   Series 2005-11CB, Class 2A8
   4.50% due 06/25/2035 ***                           2,353,582        2,303,969
Countrywide Alternative Loan Trust,
   Series 2005-81, Class A1
   5.3613% due 02/25/2037 (b)***                      6,186,429        6,197,815
Countrywide Alternative Loan Trust,
   Series 2006-OA1, Class 2A1
   5.2906% due 03/20/2046 (b)***                      2,527,792        2,529,166
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2005-R2, Class 1AF1
   5.4213% due 06/25/2035 (b)***                        242,585          243,386
Countrywide Home Loan Mortgage
   Pass Through Trust, Series 2005-HYB9,
   Class 5A1
   5.25% due 02/20/2036 (b)***                        1,017,228        1,003,433
Countrywide Home Loans,
   Series 2004-12, Class 14A2
   5.3613% due 08/25/2034 (b)***                        451,253          451,629
Countrywide Home Loans,
   Series 2004-25, Class 1A1
   5.4113% due 02/25/2035 (b)***                        801,326          804,892

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

UNITED STATES (CONTINUED)
Countrywide Home Loans,
   Series 2004-25, Class 2A1
   5.4213% due 02/25/2035 (b)***                 $      909,335   $      913,122
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 (b)***                        1,027,630        1,022,023
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2005-CN2A,
   Class A1S
   5.3006% due 11/15/2019 (b)***                        554,957          554,939
CSAB Mortgage Backed Trust,
   Series 2006-1, Class A1A
   5.1925% due 06/25/2036 (b)***                      1,400,000        1,400,000
Federal Home Loan Mortgage Corp., Series
   2004-2770, Class YW
   4.00% due 06/15/2022 ***                           2,293,441        2,253,699
Federal Home Loan Mortgage Corp., Series
   2004-2895, Class F
   5.4306% due 06/15/2031 (b)***                        940,035          940,335
Federal Home Loan Mortgage Corp.,
   Series 2844, Class PR
   5.00% due 09/15/2017 ***                             555,362          552,699
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.088% due 02/25/2045 (b)***                         827,083          835,115
Federal National Mortgage Association
   Grantor Trust, Series 2005-T3, Class A1A
   5.1213% due 07/25/2035 (b)***                        310,853          310,869
Federal National Mortgage Association
   Grantor Trust, Series 2005-T4, Class A1B
   5.1713% due 09/25/2035 (b)***                      1,200,000        1,200,721
Federal National Mortgage Association,
   Series 2003-W6, Class F
   5.4313% due 09/25/2042 (b)***                      1,195,284        1,201,326
Federal National Mortgage Association,
   Series 2004-W2, Class 5AF
   5.4313% due 03/25/2044 (b)***                      1,032,188        1,032,743
Federal National Mortgage Association,
   Series 2005-120, Class NF
   5.1813% due 01/25/2021 (b)***                      1,239,795        1,236,567
Federal National Mortgage Association,
   Series 2006-15, Class FC
   5.2113% due 03/25/2036 (b)***                      2,587,365        2,583,972
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6823% due 05/25/2035 (b)***                      1,200,000        1,167,247
First Republic Mortgage Loan Trust,
   Series 2001-FRB1, Class A
   5.4306% due 11/15/2031 (b)***                        817,796          824,603
Fremont Home Loan Trust, Series 2006-1,
   Class 2A1
   5.14% due 04/25/2036 (b)***                        2,800,000        2,801,615
GMAC Mortgage Corp Loan Trust,
   Series 2004-J4, Class A1
   5.50% due 09/25/2034 ***                           1,387,588        1,362,729

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

UNITED STATES (CONTINUED)
GS Mortgage Securities Corp.,
   Series 2003-1, Class A2
   5.7813% due 01/25/2032 (b)***                 $      963,664   $      972,766
Harborview Mortgage Loan Trust,
   Series 2006-1, Class 2A1A
   5.32% due 03/19/2037 (b)***                        2,484,907        2,488,132
LB-UBS Commercial Mortgage Trust,
   Series 2003-C1, Class A2
   3.323% due 03/15/2027 ***                          4,420,000        4,258,558
Lehman XS Trust, Series 2006-4N, Class A1A
   5.1613% due 04/25/2046 (b)***                      2,646,761        2,649,665
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.5206% due 12/15/2030 (b)***                      1,815,343        1,821,287
Merrill Lynch Mortgage Trust,
   Series 2004-BPC1, Class A1
   3.585% due 09/12/2041 ***                          1,074,235        1,042,425
MLCC Mortgage Investors, Inc.,
   Series 2003-C, Class A1
   5.4113% due 06/25/2028 (b)***                      2,009,422        2,018,370
Residential Accredit Loans, Inc.,
   Series 2006-QO3, Class A1
   5.2913% due 04/25/2046 (b)***                      2,694,059        2,696,068
Sequoia Mortgage Trust, Series 5, Class A
   5.43% due 10/19/2026 (b)***                          617,002          618,284
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-1, Class 4A2
   4.58% due 02/25/2034 (b)***                        1,847,487        1,810,027
Structured Adjustable Rate Mortgage
   Loan Trust,
   Series 2004-19, Class 2A1
   5.6817% due 01/25/2035 (b)***                      2,749,735        2,775,291
Structured Asset Mortgage Investments, Inc.,
   Series 2006-AR3, Class 12A1
   5.3013% due 05/25/2036 (b)***                      2,700,000        2,703,687
Wachovia Bank Commercial Mortgage Trust,
   Series 2005-C16, Class A1
   4.061% due 10/15/2041 ***                          2,276,626        2,218,640
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1, Class A1
   5.3513% due 12/25/2027 (b)***                      1,794,791        1,793,628
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR13, Class A1A1
   5.3713% due 10/25/2045 (b)***                        532,360          535,437
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   5.3913% due 01/25/2045 (b)***                        985,705          990,242
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   5.3113% due 04/25/2045 (b)***                      1,710,073        1,715,095
Washington Mutual Mortgage Securities Corp.,
   Series 2006-AR3, Class A1A
   5.011% due 02/25/2046 (b)***                       2,515,731        2,531,545

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

UNITED STATES (CONTINUED)
Wells Fargo Mortgage Backed Securities Trust,
   Series 2006-AR2, Class 2A1
   4.95% due 03/25/2036 (b)***                   $    2,621,008   $    2,570,881
                                                                  --------------
                                                                      94,606,230
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $103,218,072)                                            $  103,522,953
                                                                  --------------
ASSET BACKED SECURITIES - 16.31%

UNITED STATES - 16.31%
AAA Trust, Series 2005-2, Class A1
   5.1813% due 11/26/2035 (b)***                      1,199,410        1,200,685
ACE Securities Corp., Series 2006-HE1,
   Class A2A
   5.1613% due 02/25/2036 (b)***                      2,235,521        2,235,999
ACE Securities Corp., Series 2006-NC1,
   Class A2A
   5.1513% due 12/25/2035 (b)***                      2,030,572        2,030,889
ACE Securities Corp., Series 2006-NC1,
   Class A2B
   5.2313% due 12/25/2035 (b)***                      2,500,000        2,502,345
Argent Securities Inc, Series 2005-W4,
   Class A1A1
   5.201% due 02/25/2036 (b)                          2,798,536        2,798,928
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   5.2213% due 02/25/2036 (b)***                      2,288,046        2,288,353
Asset Backed Securities Corp., Home Equity,
   Series 2006-HE3, Class A3
   5.1413% due 03/25/2036 (b)***                      2,496,724        2,498,298
Carrington Mortgage Loan Trust,
   Series 2005-NC3, Class A1A
   5.1613% due 06/25/2035 (b)***                        680,935          680,938
Countrywide Asset-Backed Certificates,
   Series 2005-4, Class 3AV1
   5.1613% due 10/25/2035 (b)***                        537,058          537,073
Countrywide Asset-Backed Certificates,
   Series 2006-1, Class AF1
   5.2113% due 07/25/2036 (b)***                      2,562,628        2,563,830
Countrywide Asset-Backed Certificates,
   Series 2006-3, Class 2A1
   5.1513% due 06/25/2036 (b)***                      2,670,951        2,670,951
Countrywide Asset-Backed Certificates,
   Series 2006-4, Class 2A1
   5.1513% due 07/25/2036 (b)***                      2,738,559        2,738,559
FBR Securitization Trust,
   Series 2005-5, Class AV21
   5.2013% due 11/25/2035 (b)***                        742,693          742,805
First NLC Trust, Series 2005-3, Class AV1
   5.1913% due 12/25/2035 (b)***                        566,540          566,573
First NLC Trust, Series 2005-4, Class A1
   5.2013% due 02/25/2036 (b)***                        425,101          425,234
GE-WMC Mortgage Securities LLC,
   Series 2005-2, Class A2A
   5.1813% due 12/25/2035 (b)***                        318,067          318,320
GSAMP Trust, Series 2006-NC1, Class A1
   5.1513% due 02/25/2036 (b)***                      2,353,551        2,353,918
GSAMP Trust, Series 2006-S1, Class A2A
   5.1713% due 11/25/2035 (b)***                      2,387,199        2,387,571
GSAMP Trust, Series 2006-SD1, Class A1
   5.2013% due 12/25/2035 (b)***                      2,042,365        2,043,005

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)

UNITED STATES (CONTINUED)
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   5.1813% due 11/25/2030 (b)***                 $   1,979,564    $    1,979,638
Home Equity Asset Trust, Series 2005-8,
   Class 2A1
   5.1913% due 02/25/2036 (b)***                        844,922          845,177
Home Equity Mortgage Trust,
   Series 2006-1, Class A1A1
   5.1713% due 05/25/2036 (b)***                      2,277,561        2,277,916
JP Morgan Mortgage Acquisition Corp.,
   Series 2006-FRE1, Class A2
   5.1513% due 05/25/2035 (b)***                      1,977,864        1,978,350
Long Beach Mortgage Loan Trust,
   Series 2005-3, Class 2A1
   5.2013% due 09/25/2035 (b)***                        112,626          112,645
Long Beach Mortgage Loan Trust,
   Series 2006-2, Class 2A1
   5.1513% due 03/25/2036 (b)***                      2,426,112        2,426,112
Long Beach Mortgage Loan Trust,
   Series 2006-WL1, Class 2A1
   5.1713% due 01/25/2036 (b)***                      5,631,931        5,634,700
Mastr Asset Backed Securities Trust,
   Series 2005-NC2, Class A1
   5.1913% due 11/25/2035 (b)***                      2,171,228        2,171,583
Mastr Asset Backed Securities Trust,
   Series 2006-HE1, Class A1
   5.1613% due 01/25/2036 (b)***                      2,296,837        2,297,140
Mastr Asset Backed Securities Trust,
   Series 2006-NC1, Class A1
   5.1613% due 01/25/2036 (b)***                      2,313,560        2,314,038
Morgan Stanley Capital I, Series 2006-NC2,
   Class A2A
   5.1513% due 02/25/2036 (b)***                      5,113,163        5,113,163
Nelnet Student Loan Trust, Series 2006-1,
   Class A1
   5.1738% due 08/23/2011 (b)***                      2,538,610        2,538,214
New Century Home Equity Loan Trust,
   Series 2005-B, Class A2A
   5.2013% due 10/25/2035 (b)***                      1,070,667        1,070,838
Nomura Asset Acceptance Corp.,
   Series 2006-S1, Class A1
   5.2213% due 01/25/2036 (b)***                        781,572          781,817
Park Place Securities, Inc.,
   Series 2004-WWF1, Class A1A
   5.2513% due 02/25/2035 (b)***                        172,231          172,236
Park Place Securities, Inc.,
   Series 2005-WHQ4, Class A2A
   5.1913% due 09/25/2035 (b)***                        969,488          969,624
Popular ABS Mortgage Pass-Through Trust,
   Series 2005-4, Class AV1
   5.1913% due 09/25/2035 (b)***                      1,011,121        1,011,045
Residential Asset Mortgage Products, Inc.,
   Series 2006-RS1, Class AI1
   5.1613% due 01/25/2036 (b)***                      2,589,005        2,589,005
Residential Asset Mortgage Products, Inc.,
   Series 2006-NC1, Class A1
   5.1613% due 01/25/2036 (b)***                      2,272,943        2,272,943

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)

UNITED STATES (CONTINUED)
Residential Asset Mortgage Products, Inc.,
   Series 2006-NC2, Class A1
   5.0394% due 02/25/2036 (b)***                 $    4,818,519   $    4,818,519
Residential Asset Securities Corp.,
   Series 2005-EMX1, Class AI1
   5.1813% due 03/25/2035 (b)***                        765,965          766,049
Residential Asset Securities Corp.,
   Series 2005-KS12, Class A1
   5.1713% due 01/25/2036 (b)***                        586,665          586,798
Residential Asset Securities Corp.,
   Series 2006-EMX1, Class A1
   5.1613% due 01/25/2036 (b)***                      2,235,891        2,236,310
Residential Asset Securities Corp.,
   Series 2006-KS2, Class A1
   5.0294% due 03/25/2036 (b)***                      1,029,592        1,029,592
Securitized Asset Backed Receivables LLC
   Trust,
   Series 2005-FR4, Class A2A
   5.2013% due 01/25/2036 (b)***                      1,103,233        1,103,448
SLM Student Loan Trust, Series 2003-11,
   Class A2
   4.96% due 03/15/2013 (b)***                        1,095,455        1,095,321
Soundview Home Equity Loan Trust,
   Series 2005-A, Class A
   5.2513% due 04/25/2035 (b)***                        448,670          448,796
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   5.1913% due 05/25/2035 (b)***                        206,383          206,379
Specialty Underwriting & Residential Finance,
   Series 2006-BC1, Class A2A
   5.1613% due 12/25/2036 (b)***                      2,534,563        2,535,931
Structured Asset Investment Loan Trust,
   Series 2005-6, Class A7
   5.1713% due 07/25/2035 (b)***                        858,137          858,293
Structured Asset Securities Corp., Series
   2005-S6, Class A1
   5.1913% due 11/25/2035 (b)***                      2,353,153        2,353,521
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   5.2113% due 12/25/2035 (b)***                      2,725,334        2,725,584
                                                                  --------------
                                                                      92,904,999
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $92,890,085)                                             $   92,904,999
                                                                  --------------

OPTIONS - 0.37%

UNITED STATES - 0.37%
Chicago Board of Trade American Purchase Call
   on United States Treasury Bond Futures
   Expiration 08/25/2006 at $108.00 *                    99,000           83,531
Chicago Board of Trade American Purchase Put
   on United States Treasury Bond Futures
   Expiration 08/25/2006 at $103.00 *                    99,000           51,047
Chicago Board of Trade American Purchase Put
   on United States Treasury Notes 5 Yrs.
   Futures Expiration 08/25/2006 at $99.50 *          1,278,000           19,969

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
OPTIONS (CONTINUED)

UNITED STATES (CONTINUED)
Chicago Board of Trade American Purchase Put
   on United States Treasury Notes Futures
   Expiration 08/25/2006 at $98.00 *                    782,000   $       12,219
Chicago Mercantile Exchange American Purchase
   Call on Eurodollar
   Expiration 06/19/2006 at $95.00 *                  1,290,000            3,225
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 12/18/2006 at $92.50 *                    137,500              344
   Expiration 09/18/2006 at $92.75 *                    812,500            2,031
   Expiration 03/19/2007 at $92.75 *                    500,000            1,250
   Expiration 06/19/2006 at $95.00 *                  1,042,500          330,994
Over The Counter European Purchase Put 30 Yrs.
   Interest Rate Swap
   Expiration 06/12/2006 at $4.10 *                   4,900,000          715,964
Over The Counter European Purchase Put 5 Yrs.
   Interest Rate Swap
   Expiration 06/16/2006 at $3.45 *                   3,000,000           80,841
Over The Counter European Style Call
   Expiration 08/08/2006 at $4.75 *                 143,300,000            2,149
   Expiration 12/22/2006 at $4.80 *                  18,200,000            5,970
   Expiration 03/08/2007 at $5.00 *                  28,000,000           36,568
   Expiration 03/08/2007 at $5.00 *                  65,000,000           84,890
   Expiration 03/08/2007 at $5.00 *                   7,000,000            9,142
   Expiration 05/17/2007 at $5.00 *                  10,300,000           59,250
   Expiration 05/11/2007 at $5.00 *                  14,000,000           79,695
   Expiration 05/08/2007 at $5.15 *                  33,000,000           82,566
   Expiration 05/23/2007 at $5.20 *                  78,100,000          228,286
Over The Counter European Style Put
   Expiration 06/12/2006 at $3.00 *                   2,300,000          199,554
   Expiration 06/06/2006 at $5.50 *                  97,000,000                0
   Expiration 06/06/2006 at $5.50 *                  22,000,000                0
                                                                  --------------
                                                                       2,089,485
                                                                  --------------
TOTAL OPTIONS (Cost $2,414,654)                                   $    2,089,485
                                                                  --------------
SHORT TERM INVESTMENTS - 22.91%
Anz National International, Ltd.
   4.975% due 06/02/2006 ***                     $    4,000,000   $    3,999,447
Bundesschatzanweisungen
   2.75% due 06/23/2006                          EUR 15,000,000       19,247,220
Danske Corp.
   4.955% due 07/20/2006 ***                     $   15,100,000       14,998,161
   5.00% due 06/15/2006 ***                           2,100,000        2,095,917
DNB NORBank ASA
   4.89%due 06/12/2006 ***                           11,200,000       11,183,265
    4.96% due 07/17/2006 ***                          5,300,000        5,266,410
Rabobank USA Financial Corp.
    5.05% due 06/01/2006 ***                         10,600,000       10,600,000
Skandinaviska Enskilda Banken AB
    5.00% due 07/26/2006 ***                         15,400,000       15,282,361
Societe Generale North America, Inc.
    4.985% due 08/22/2006 ***                        15,100,000       14,928,544
    5.055% due 08/15/2006 ***                         2,200,000        2,176,831
State Street Navigator Securities Lending
   Prime Portfolio (c)                                8,389,625        8,389,625

GLOBAL BOND FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Time Warner, Inc.
   5.24% due 09/19/2006                          $    1,400,000   $    1,377,584
UBS Finance (Delaware) LLC
   4.79% due 07/07/2006 ***                           2,000,000        1,990,420
   4.93% due 07/10/2006 ***                           3,900,000        3,879,171
   4.99% due 08/22/2006 ***                           6,700,000        6,623,847
   5.00% due 06/12/2006 ***                             600,000          599,083
   5.08% due 08/21/2006 ***                           3,900,000        3,855,423
United States Treasury Bills
   zero coupon due 06/15/2006 *** ****                4,005,000        3,997,969
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $130,444,634)                                            $  130,491,278
                                                                  --------------
REPURCHASE AGREEMENTS - 1.31%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $7,487,770 on 06/01/2006,
   collateralized by $7,620,000
   Federal Home Loan Mortgage
   Corporation, 5.125% due
   10/24/2007 (valued at $7,639,050,
   including interest) (c)***                    $    7,487,000   $    7,487,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,487,000)                                              $    7,487,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL BOND FUND)
   (COST $584,069,434) - 103.75%                                  $  590,939,604
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (3.75)%                                                           (21,374,365)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  569,565,239
                                                                  ==============

GLOBAL REAL ESTATE FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.59%

AUSTRALIA - 4.93%
Abacus Property Group                                   696,386   $      772,123
Aspen Group                                             736,530          849,852
Centro Properties Group, Ltd.                           314,203        1,561,192
Centro Retail Group                                     446,476          542,020
CFS Gandel Retail Trust                               1,574,700        2,201,685
Charter Hall Group                                      902,273          718,933
Galileo Shopping America Trust (a)                    1,185,826        1,025,093
General Property Trust                                  596,724        1,825,629
Lend Lease Corp.                                        202,190        2,006,218
Macquarie Goodman Group, Ltd.                           571,077        2,378,203
Stockland Company, Ltd.                                 365,932        1,856,730
                                                                  --------------
                                                                      15,737,678
CANADA - 4.19%
Brookfield Properties Corp.                             129,380        3,837,411
Canadian Real Estate Investment Trust                   139,600        2,942,878
RioCan Real Estate Investment Trust                     190,300        3,673,485

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Summit Real Estate Investment Trust                     126,600   $    2,902,996
                                                                  --------------
                                                                      13,356,770

CHINA - 0.80%
China Overseas Land & Investment, Ltd.                4,300,000        2,536,047

DENMARK - 0.65%
Sjaelso Gruppen AS                                        5,100        2,081,561

FINLAND - 1.59%
Sponda OYJ                                              250,000        2,550,461
Technopolis Oyj                                         350,000        2,506,188
                                                                  --------------
                                                                       5,056,649

FRANCE - 4.55%
Fonciere Des Regions                                     12,500        1,732,388
Klepierre SA                                             50,000        5,463,440
Orco Property Group (a)                                  15,000        1,693,891
Societe de la Tour Eiffel                                10,000        1,172,891
Unibail                                                  26,500        4,362,988
Vectrane SA                                               5,363           96,005
                                                                  --------------
                                                                      14,521,603

GERMANY - 0.97%
Colonia Real Estate AG *                                 10,000        1,646,924
DIC Asset AG                                              1,900           52,128
Patrizia Immobilien AG *                                 50,000        1,408,368
                                                                  --------------
                                                                       3,107,420

GREECE - 0.30%
Eurobank Properties Real Estate Investment
   Company                                               50,000          962,438

HONG KONG - 6.99%
Hysan Development Company, Ltd.                       1,000,000        2,558,930
Link, REIT *                                          2,200,000        4,296,681
Sun Hung Kai Properties, Ltd.                         1,487,000       15,440,961
                                                                  --------------
                                                                      22,296,572

ITALY - 1.21%
Risanamento SpA                                         600,000        3,849,752

JAPAN - 16.15%
Aeon Mall Company, Ltd.                                  83,000        3,688,889
Diamond City Company, Ltd.                               65,000        2,582,053
Mitsubishi Estate Company, Ltd.                         829,000       16,207,126
Mitsui Fudosan Company, Ltd.                            693,000       14,134,669
Nippon Building Fund, Inc. (a)                              700        7,169,895
Sumitomo Realty &
   Development Company, Ltd.                            322,000        7,743,487
                                                                  --------------
                                                                      51,526,119

NETHERLANDS - 0.46%
Eurocommercial Properties NV                             40,000        1,456,233

NORWAY - 0.30%
NorGani Hotels ASA *                                    100,000          971,689

PHILIPPINES - 0.31%
Megaworld Corp.                                      34,000,000        1,003,405

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SINGAPORE - 4.98%
CapitaLand, Ltd.                                      1,640,000   $    4,266,362
CapitaMall Trust                                      1,290,000        1,759,779
City Developments, Ltd.                                 300,000        1,789,284
Hongkong Land Holdings, Ltd. (a)                      1,700,000        6,324,000
The Ascott Group, Ltd.                                2,750,000        1,736,144
                                                                  --------------
                                                                      15,875,569

SWEDEN - 1.54%
Castellum AB                                            185,000        1,665,824
Castellum AB                                            150,000        1,350,668
Lennart Wallenstam Byggnads AB                          140,000        1,890,935
                                                                  --------------
                                                                       4,907,427

UNITED KINGDOM - 15.13%
Big Yellow Group PLC                                    110,000          803,581
British Land Company PLC                                382,000        9,058,779
Derwent Valley Holdings PLC                              50,000        1,375,829
Develica Deutschland, Ltd. *                          2,700,000        3,464,777
Freeport PLC                                            100,000          756,753
Great Portland Estates PLC                              300,000        2,628,498
Hammerson PLC                                           243,000        5,166,242
Land Securities Group PLC                               369,200       12,586,521
Liberty International PLC                                50,000          974,975
London Merchant Securities PLC                          170,000          798,477
Minerva PLC                                             500,000        2,388,267
Slough Estates PLC                                      400,000        4,559,248
Terrace Hill Group PLC                                  135,000          144,771
Unite Group PLC                                         500,000        3,535,571
                                                                  --------------
                                                                      48,242,289

UNITED STATES - 31.54%
AMB Property Corp., REIT                                 78,430        3,876,795
Apartment Investment & Management
   Company, Class A, REIT                                74,380        3,216,935
Archstone-Smith Trust, REIT                             108,800        5,260,480
Avalon Bay Communities, Inc., REIT                       68,260        7,256,038
BioMed Realty Trust, Inc., REIT                          36,040        1,033,267
Boston Properties, Inc., REIT                            80,190        6,788,083
Corporate Office Properties Trust, REIT                  29,340        1,158,930
Digital Realty Trust, Inc., REIT                         68,500        1,719,350
Equity Lifestyle Properties, Inc., REIT                  40,430        1,744,554
Equity Residential, REIT                                 39,910        1,760,031
Essex Property Trust, Inc., REIT                         29,670        3,159,855
Federal Realty Investment Trust, REIT                    43,090        2,946,494
Felcor Lodging Trust, Inc., REIT                         69,300        1,442,133
General Growth Properties, Inc., REIT                    26,300        1,150,888
Host Marriott Corp., REIT                               310,910        6,239,964
Innkeepers USA Trust, REIT                               31,800          493,536
Kilroy Realty Corp., REIT                                22,060        1,463,240
LaSalle Hotel Properties, REIT                           26,790        1,112,588
LTC Properties, Inc., REIT                               27,430          602,363
Nationwide Health Properties, Inc., REIT                 53,920        1,131,781
ProLogis, REIT                                           70,140        3,468,423
PS Business Parks, Inc., REIT                            10,820          575,083

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL REAL ESTATE FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Public Storage, Inc., REIT                               66,850   $    4,791,808
Reckson Associates Realty Corp., REIT                    75,170        2,889,535
Regency Centers Corp., REIT                              55,230        3,402,720
Simon Property Group, Inc., REIT                        115,790        9,220,358
SL Green Realty Corp., REIT                              28,500        2,827,485
Starwood Hotels & Resorts Worldwide, Inc.                55,790        3,408,769
The Macerich Company, REIT                               68,500        4,720,335
Trizec Properties, Inc., REIT                            91,590        2,160,608
Ventas, Inc., REIT                                       87,430        2,836,229
Vornado Realty Trust, REIT                               75,030        6,744,447
                                                                  --------------
                                                                     100,603,105
                                                                  --------------
TOTAL COMMON STOCKS (Cost $329,280,575)                           $  308,092,326
                                                                  --------------

RIGHTS - 0.21%

AUSTRALIA - 0.21%
Charter Hall Group                                      839,816          669,167
                                                                  --------------
TOTAL RIGHTS (Cost $808,831)                                      $      669,167

SHORT TERM INVESTMENTS - 2.59%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $    8,269,240   $    8,269,240
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,269,240)                                              $    8,269,240
                                                                  --------------

REPURCHASE AGREEMENTS - 1.72%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $5,463,561 on 06/01/2006,
   collateralized by $5,560,000
   Federal Home Loan Mortgage
   Corporation, 5.125% due
   10/24/2007 (valued at $5,573,900,
   including interest) (c)                       $    5,463,000   $    5,463,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,463,000)                                              $    5,463,000
                                                                  --------------
TOTAL INVESTMENTS (GLOBAL REAL ESTATE FUND)
   (COST $343,821,646) - 101.11%                                  $  322,493,733
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (1.11)%                                                            (3,528,941)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  318,964,792
                                                                  ==============

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Real Estate                         90.13%
Commercial Services                 4.43%
Hotels & Restaurants                1.37%
Building Materials & Construction   0.65%
                                    0.00%

HIGH INCOME FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 9.01%

AIR TRAVEL - 0.91%
AMR Corp. *                                             100,600   $    2,480,796

BROADCASTING - 1.34%
XM Satellite Radio Holdings, Inc.,
   Class A * (a)                                        251,500        3,626,630

CABLE AND TELEVISION - 2.95%
Comcast Corp.-Special Class A *                         250,650        8,020,800

SANITARY SERVICES - 1.39%
Allied Waste Industries, Inc. *                         317,050        3,782,407

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.25%
Chunghwa Telecom Company, Ltd., ADR                     150,833        3,090,568
Embarq Corp. *                                            7,515          313,150
                                                                  --------------
                                                                       3,403,718

TELEPHONE - 1.17%
Sprint Corp.                                            150,300        3,187,863
                                                                  --------------
TOTAL COMMON STOCKS (Cost $26,167,124)                            $   24,502,214
                                                                  --------------
PREFERRED STOCKS - 0.24%

AUTO PARTS - 0.24%
Delphi Trust I * (a)                                     40,000          640,000
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $411,600)                            $      640,000
                                                                  --------------
CORPORATE BONDS - 86.18%

ADVERTISING - 1.70%
Vertis, Inc.
   9.75% due 04/01/2009                          $    3,108,000        3,170,160
   10.875% due 06/15/2009                             1,500,000        1,462,500
                                                                  --------------
                                                                       4,632,660

AEROSPACE - 0.46%
Argo-Tech Corp.
   9.25% due 06/01/2011                               1,195,000        1,254,750

AGRICULTURE - 1.73%
Hines Nurseries, Inc.
   10.25% due 10/01/2011                                121,000          116,160

IOWA Select Farms, LP
   6.50% due 12/01/2012                               1,165,000          932,000
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
   01/15/2008 due 07/15/2012                          3,365,000        3,248,100
United Agri Products, Inc.
   8.25% due 12/15/2011                                 386,000          414,950
                                                                  --------------
                                                                       4,711,210

AIR TRAVEL - 10.08%
AMR Corp.
   4.25% due 09/23/2023                               3,500,000        5,451,250
   9.00% due 08/01/2012                               2,750,000        2,674,375
AMR Corp., Series MTNB
   10.40% due 03/10/2011                              4,500,000        4,263,750
Northwest Airlines Corp.
   6.625% due 05/15/2023 @ (a)                        9,850,000        4,789,563
   7.625% due 11/15/2023 @                            2,600,000        1,274,000
   10.00% due 02/01/2009 @ (a)                        3,400,000        1,700,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL (CONTINUED)
Northwest Airlines Inc.
   7.626% due 04/01/2010 @                       $      250,441   $      227,275
Northwest Airlines, Inc.
   9.875% due 03/15/2007 (a)                            400,000          212,000
United AirLines Inc., Series 00-2
   7.762% due 10/01/2005 @                            8,339,361        6,800,332
                                                                  --------------
                                                                      27,392,545

ALUMINUM - 1.06%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                             2,630,000        2,873,275

AUTO PARTS - 1.45%
Rexnord Corp.
   10.125% due 12/15/2012                               552,000          612,720
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                          2,427,000        2,439,135
Tenneco Automotive, Inc., Series B
   10.25% due 07/15/2013                                809,000          889,900
                                                                  --------------
                                                                       3,941,755

BROADCASTING - 3.93%
CCH I Holdings LLC
   11.75 due 05/15/2014 (a)                           4,340,000        2,734,200
Radio One, Inc.
   8.875% due 07/01/2011                                662,000          691,790
XM Satellite Radio Holdings, Inc.
   1.75% due 12/01/2009                               3,000,000        2,355,000
   9.649% due 05/01/2013 (b)                          2,575,000        2,420,500
   9.75% due 05/01/2014 (a)                           2,665,000        2,478,450
                                                                  --------------
                                                                      10,679,940

BUILDING MATERIALS & CONSTRUCTION - 0.96%
Brand Services, Inc.
   12.00% due 10/15/2012                                864,000          983,880
Texas Industries, Inc.
   7.25% due 07/15/2013                               1,600,000        1,632,000
                                                                  --------------
                                                                       2,615,880

BUSINESS SERVICES - 2.44%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                               276,000          277,380
Buhrmann US, Inc.
   7.875% due 03/01/2015                              1,931,000        1,931,000
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                 496,000          530,720
   11.25% due 06/15/2011                                368,000          390,080
Conveo Corp.
   7.875% due 12/01/2013                              2,446,000        2,360,390
Iron Mountain, Inc.
   7.75% due 01/15/2015                               1,131,000        1,128,172
                                                                  --------------
                                                                       6,617,742

CABLE AND TELEVISION - 2.99%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                              1,986,000        1,896,630
Charter Communications Holdings LLC
   zero coupon, Step up to 12.125% on
   01/15/2007 due 01/15/2015                            386,000          206,510

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)

Charter Communications Holdings LLC
   (continued)
   9.92% due 04/01/2014                          $      129,000   $       78,690
Charter Communications Inc.
   5.875% due 11/16/2009                              2,500,000        1,809,375
DirecTV Holdings LLC
   8.375% due 03/15/2013                              1,195,000        1,265,206
Insight Communications, Inc.
   12.25 due 02/15/2011                                  74,000           78,810
Shaw Communications, Inc.
   8.25% due 04/11/2010                                  18,000           18,810
Young Broadcasting, Inc.
   8.75% due 01/15/2014                                  37,000           31,080
   10.00% due 03/01/2011                              3,034,000        2,745,770
                                                                  --------------
                                                                       8,130,881

CELLULAR COMMUNICATIONS - 7.71%

American Cellular Corp.
   10.00% due 08/01/2011                              2,500,000        2,684,375
American Tower Corp.
   5.00% due 02/15/2010                                 441,000          438,244
   7.25% due 12/01/2011                                  55,000           56,237
   7.50% due 05/01/2012                               2,501,000        2,551,020
Centennial Communications Corp.
   8.125% due 02/01/2014                              1,122,000        1,133,220
   10.75% due 12/15/2008                                 92,000           92,920
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                441,000          458,089
   8.875% due 10/01/2013                              6,250,000        6,312,500
Nextel Communications, Inc.
   6.875% due 10/31/2013                                662,000          674,458
Rural Cellular Corp.
   9.75% due 01/15/2010 (a)                           6,500,000        6,565,000
                                                                  --------------
                                                                      20,966,063

CHEMICALS - 5.12%

Airgas, Inc.
   9.125% due 10/01/2011                                791,000          830,550
Ethyl Corp.
   8.875% due 05/01/2010                              2,446,000        2,562,185
FMC Corp.
   7.00% due 05/15/2008                                 423,000          430,304
   7.75% due 07/01/2011                                 901,000          932,010
Huntsman ICI Chemicals
   10.125% due 07/01/2009                             1,673,000        1,702,277
Innophos, Inc.
   8.875% due 08/15/2014                              2,556,000        2,600,730
Johnson Diversey, Inc., Series B
   9.625% due 05/15/2012                                 18,000           18,180
Millennium America, Inc.
   9.25% due 06/15/2008                               3,181,000        3,284,383
PQ Corp.
   7.50% due 02/15/2013                                 883,000          850,991
Rhodia SA
   10.25% due 06/01/2010                                644,000          707,595
                                                                  --------------
                                                                      13,919,205

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS - 2.90%
Graphic Packaging International Corp.
   9.50% due 08/15/2013 (a)                      $    2,250,000   $    2,261,250
Pliant Corp.
   11.125% due 09/01/2009 @                             552,000          582,360
   11.625% due 06/15/2009 @ (a)                         720,000          815,400
   12.75% due 06/15/2010 @                              736,000          327,520
   13.00% due 06/01/2010 @                               92,000           40,940
Stone Container Corp.
   9.75% due 02/01/2011                               2,325,000        2,383,125
Stone Container Finance
   7.375% due 07/15/2014                                 18,000           16,110
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)                          1,949,000        1,456,877
                                                                  --------------
                                                                       7,883,582

COSMETICS & TOILETRIES - 0.98%
Del Laboratories, Inc.
   10.1488% due 11/01/2011 (b)                        1,195,000        1,224,875
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                              1,324,000        1,431,575
                                                                  --------------
                                                                       2,656,450

DOMESTIC OIL - 0.01%
Amerada Hess Corp.
   7.30% due 08/15/2031                                  37,000           39,443

DRUGS & HEALTH CARE - 0.13%
WH Holdings/WH Capital Corp.
   9.50% due 04/01/2011                                 313,000          339,605

ELECTRICAL UTILITIES - 0.08%
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                 37,000           40,648
CMS Energy Corp.
   8.50% due 04/15/2011                                  37,000           39,035
FirstEnergy Corp.
   7.375% due 11/15/2031                                 18,000           19,310
Nevada Power Company
   5.875% due 01/15/2015                                 18,000           17,248
   9.00% due 08/15/2013                                  18,000           19,674
TXU Corp., Series P
   5.55% due 11/15/2014                                  37,000           33,986
TXU Corp., Series Q
   6.50% due 11/15/2024                                  37,000           33,364
TXU Corp., Series R
   6.55% due 11/15/2034                                  18,000           15,979
                                                                         219,244

ELECTRONICS - 0.88%
L-3 Communications Corp.
   6.125% due 07/15/2013                                 18,000           16,965
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009                                919,000          514,640
   10.00% due 02/15/2009                              2,170,000        1,855,350
                                                                  --------------
                                                                       2,386,955

ENERGY - 0.53%
Exide Technologies
   10.50% due 03/15/2013 (a)                          1,600,000        1,388,000

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
TECO Energy, Inc.
   7.20% due 05/01/2011                          $       37,000   $       38,064
                                                                  --------------
                                                                       1,426,064

FINANCIAL SERVICES - 4.51%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                              2,832,000        3,108,120
Metallurg Holdings, Inc.
   10.50% due 10/01/2010                              3,500,000        3,395,000
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
   04/01/2008 due 04/01/2013                          1,122,000          943,882
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                 221,000          206,359
Ucar Finance, Inc.
   10.25% due 02/15/2012                              3,225,000        3,434,625
Yell Finance BV
   zero coupon, Step up to 13.5% on
   08/01/2006 due 08/01/2011                          1,103,000        1,166,842
                                                                  --------------
                                                                      12,254,828

FOOD & BEVERAGES - 4.40%
Ahold Finance USA, Inc.
   6.875% due 05/01/2029                                 18,000           15,570
   8.25% due 07/15/2010                               1,030,000        1,078,925
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                 840,247          856,704
Ahold Lease USA, Inc., Series A-2
   8.62% due 01/02/2025                                 184,000          192,504
ASG Consolidated LLC/ASG Finance, Inc.
   zero coupon, Step up to 11.5% on
   11/01/2008 due 11/01/2011                          3,000,000        2,535,000
Constellation Brands, Inc., Series B
   8.125% due 01/15/2012                                 55,000           56,513
Del Monte Corp.
   8.625% due 12/15/2012                              2,262,000        2,358,135
Doane Pet Care Company
   10.75% due 03/01/2010                                809,000          880,030
Dole Food, Inc.
   7.25% due 06/15/2010                               1,100,000        1,028,500
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                               3,016,000        2,963,220
                                                                  --------------
                                                                      11,965,101

GAS & PIPELINE UTILITIES - 0.81%
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                              2,170,000        2,213,400

HEALTHCARE PRODUCTS - 0.31%
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012                                386,000          384,070
Sybron Dental Specialties, Inc.
   8.125% due 06/15/2012                                423,000          446,265
                                                                  --------------
                                                                         830,335

HEALTHCARE SERVICES - 1.63%
Ameripath, Inc.
   10.50% due 04/01/2013                              3,016,000        3,219,580

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Insight Health Services Corp.
   9.875% due 11/01/2011                         $      405,000   $      182,250
Psychiatric Solutions, Inc.
   10.625% due 06/15/2013                               938,000        1,036,490
                                                                  --------------
                                                                       4,438,320

HOLDINGS COMPANIES/CONGLOMERATES - 2.85%
UAL Corp.
   5.00% due 02/01/2021                               8,060,000        7,737,600

HOMEBUILDERS - 0.06%
D.R. Horton, Inc.
   5.625% due 01/15/2016                                 37,000           33,601
KB Home
   8.625% due 12/15/2008                                 18,000           18,852
Meritage Homes Corp.
   7.00% due 05/01/2014                                  18,000           16,763
Ryland Group, Inc.
   9.125% due 06/15/2011 (a)                             18,000           18,810
Schuler Homes, Inc.
   10.50% due 07/15/2011                                 18,000           19,012
Standard Pacific Corp.
   6.50% due 10/01/2008 (a)                              37,000           36,538
Toll Brothers, Inc.
   8.25% due 02/01/2011                                  18,000           18,675
                                                                  --------------
                                                                         162,251

HOTELS & RESTAURANTS - 3.69%
Buffets, Inc.
   11.25% due 07/15/2010                                460,000          476,100
CCM Merger, Inc.
   8.00% due 08/01/2013                               2,023,000        1,942,080
Friendly Ice Cream Corp.
   8.375% due 06/15/2012 (a)                          1,214,000        1,074,390
Gaylord Entertainment Company
   6.75% due 11/15/2014                               1,995,000        1,880,288
Majestic Star LLC
   9.75% due 01/15/2011 (a)                           2,750,000        2,832,500
Turning Stone Casino Resort
   9.125% due 12/15/2010                              1,563,000        1,605,982
Vicorp Restaurants, Inc.
   10.50% due 04/15/2011                                221,000          207,740
                                                                  --------------
                                                                      10,019,080

HOUSEHOLD APPLIANCES - 0.10%
Applica, Inc.
   10.00% due 07/31/2008 (a)                            283,000          275,925

LEISURE TIME - 6.13%
AMC Entertainment, Inc.
   9.50% due 02/01/2011                               2,000,000        1,985,160
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012                                 18,000           18,540
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                460,000          471,500
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                               2,262,000        2,310,068
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                              2,150,000        2,128,500

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                          $      750,000   $      757,500
Station Casinos, Inc.
   6.875% due 03/01/2016                              4,744,000        4,583,890
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                               4,500,000        4,410,000
                                                                  --------------
                                                                      16,665,158

MANUFACTURING - 0.52%
Blount, Inc.
   8.875% due 08/01/2012                                257,000          264,710
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                              1,287,000        1,158,300
                                                                  --------------
                                                                       1,423,010

MEDICAL-HOSPITALS - 0.50%
Alliance Imaging, Inc.
   7.25% due 12/15/2012 (a)                           1,500,000        1,346,250

METAL & METAL PRODUCTS - 1.37%
Mueller Group, Inc.
   10.00% due 05/01/2012                              1,729,000        1,888,933
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                       1,342,000        1,127,280
Wolverine Tube, Inc.
   7.375% due 08/01/2008                                827,000          694,680
                                                                  --------------
                                                                       3,710,893

MINING - 0.39%
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                             1,000,000        1,065,000

OFFICE FURNISHINGS & SUPPLIES - 0.17%
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                                441,000          467,460

PAPER - 4.20%
Abitibi-Consolidated, Inc.
   7.50% due 04/01/2028                                 347,000          279,335
   7.75% due 06/15/2011                                 846,000          797,355

Boise Cascade LLC
   7.125% due 10/15/2014                              2,813,000        2,545,765
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                  55,000           53,625
Bowater, Inc.
   9.50% due 10/15/2012                               1,269,000        1,294,380
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                 883,000          830,020
   8.50% due 10/01/2013                                 934,000          915,320
   9.25% due 09/15/2008                               1,030,000        1,030,000
Newark Group, Inc.
   9.75% due 03/15/2014                               1,581,000        1,494,045
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                441,000          405,720
Pope & Talbot, Inc.
   8.375% due 06/01/2013                              2,100,000        1,774,500
                                                                  --------------
                                                                      11,420,065

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES - 0.95%
Hanover Compressor Company
   8.625% due 12/15/2010                         $      846,000   $      871,380
Hanover Equipment Trust
   8.75% due 09/01/2011                               1,600,000        1,664,000
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                  18,000           18,596
   9.50% due 02/01/2013                                  37,000           40,658
                                                                  --------------
                                                                       2,594,634

PLASTICS - 0.98%
Berry Plastics Corp.
   10.75% due 07/15/2012                              2,446,000        2,653,910

PUBLISHING - 1.42%
Block Communications, Inc.
   8.25% due 12/15/2015                               2,243,000        2,206,551
Mail-Well I Corp.
   9.625% due 03/15/2012                              1,545,000        1,653,150
                                                                  --------------
                                                                       3,859,701

REAL ESTATE - 0.91%
Omega Healthcare Investors, Inc., REIT
   7.00% due 04/01/2014                                 368,000          354,660
Omega Healthcare Investors, Inc., REITS
   7.00% due 01/15/2016                               2,209,000        2,112,356
                                                                  --------------
                                                                       2,467,016

RETAIL - 1.21%
Eye Care Centers of America
   10.75% due 02/15/2015                              1,545,000        1,792,200
Harry & David Operations, Inc.
   9.00% due 03/01/2013                               1,637,000        1,506,040
                                                                  --------------
                                                                       3,298,240

RETAIL GROCERY - 0.11%
CA FM Lease Trust
   8.50% due 07/15/2017                                 270,748          288,777

RETAIL TRADE - 1.49%
FTD, Inc.
   7.75% due 02/15/2014                               1,048,000        1,037,520
Jo-Ann Stores, Inc.
   7.50% due 03/01/2012                               3,177,000        2,938,725
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                 74,000           78,347
                                                                  --------------
                                                                       4,054,592

STEEL - 0.01%
United States Steel LLC
   10.75% due 08/01/2008                                 18,000           19,530

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.37%
Canadian Satellite Radio Holdings, Inc.
   12.75% due 02/15/2014                              1,000,000        1,000,000

TELEPHONE - 0.74%
NTL Cable PLC
   8.75% due 04/15/2014                               2,004,000        2,014,020

HIGH INCOME FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TOBACCO - 0.67%
North Atlantic Trading Company
   9.25% due 03/01/2012                          $    2,265,000   $    1,823,325

UTILITY SERVICE - 0.54%
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                              1,508,000        1,477,840
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $236,430,841)                         $  234,233,510
                                                                  --------------
ASSET BACKED SECURITIES - 0.35%
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                                940,000          939,980
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $942,671)                                                $      939,980
                                                                  --------------
SHORT TERM INVESTMENTS - 12.28%
Federal National Mortgage Association Discount
   Notes
   zero coupon due 06/01/2006                    $    8,000,000   $    8,000,000
State Street Global Advisers Funds (c)                1,191,000        1,191,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               24,171,673       24,171,673
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $33,362,673)                                             $   33,362,673
                                                                  --------------
TOTAL INVESTMENTS (HIGH INCOME FUND)
   (COST $297,314,909) - 108.06%                                  $  293,678,377
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.06)%                                                           (21,895,563)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  271,782,814
                                                                  ==============

HIGH YIELD FUND

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------

COMMON STOCKS - 0.51%

CELLULAR COMMUNICATIONS - 0.28%
American Tower Corp., Class A * (a)                     103,281   $    3,198,613

HOUSEHOLD PRODUCTS - 0.22%
Home Interiors *                                      9,260,656        2,500,377

INTERNET CONTENT - 0.01%
Globix Corp. * (a)                                       15,039           63,013

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
XO Holdings, Inc. * (a)                                     821            4,294
                                                                  --------------
TOTAL COMMON STOCKS (Cost $4,876,118)                             $    5,766,297
                                                                  --------------
PREFERRED STOCKS - 0.10%

BROADCASTING - 0.10%
Spanish Broadcasting System, Series B *                   1,000        1,111,000
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,072,500)                          $    1,111,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT              VALUE
                                              -----------------   --------------
WARRANTS - 0.01%

GOVERNMENT OF MEXICO - 0.01%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                         22,500   $       76,500
   (Expiration date 09/01/2006; strike
   price $35.00)                                          2,100           13,650
   (Expiration date 11/09/2006; strike
   price $22.50)                                         28,000           50,400
                                                                  --------------
                                                                         140,550
                                                                  --------------
TOTAL WARRANTS (Cost $210,750)                                    $      140,550
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 11.86%

ARGENTINA - 0.63%
Republic of Argentina, Series GDP
   zero coupon due 12/15/2035 (b)             EUR     1,225,000          136,763
   0.275% due 12/15/2035 (b)                  ARS    12,240,355          312,604
   4.50% due 12/15/2035 (b)                   $         575,000           52,210
   4.889% due 08/03/2012 (b)                          1,117,700          916,514
   5.83% due 12/31/2033 (b)                   ARS     2,761,674        1,057,053
   7.00% due 03/18/2049                       EUR 6,100,000,000        1,140,828
   7.00% due 03/18/2004 @                               625,000          234,193
   7.50% due 05/23/2049                                 935,172          373,219
   7.625 due 08/11/2007                             505,000,000           93,914
   8.00% due 02/26/2008                                 304,137          115,719
   8.00% due 10/30/2009                             175,000,000           32,464
   8.125% due 04/21/2008                                625,000          235,396
   8.125% due 10/04/2049                                375,000          136,666
   8.50% due 02/23/2049                               2,400,000          468,467
   9.00% due 05/26/2009                                 100,000           37,663
   9.00% due 06/20/2049                                 600,000          222,285
   9.25% due 10/21/2049                                 225,000           81,855
   9.50% due 03/04/2049                                 456,000          166,771
   9.75% due 11/26/2049                                 425,000          153,252
   10.00% due 02/22/2007                                775,000          293,095
   11.75% due 05/20/2011                              2,425,000          466,982
   11.75% due 11/13/2026                              1,800,000          330,682
                                                                  --------------
                                                                       7,058,595

BRAZIL - 1.86%
Federative Republic of Brazil
   8.00% due 01/15/2018                       $       6,325,000        6,593,812
   8.25% due 01/20/2034 (a)                           5,850,000        5,937,750
   8.75% due 02/04/2025                               1,395,000        1,485,675
   8.875% due 10/14/2019                                500,000          543,250
   10.50% due 07/14/2014                                225,000          267,525
   11.00% due 08/17/2040                              2,843,000        3,465,617
   12.25% due 03/06/2030                              1,875,000        2,643,750
                                                                  --------------
                                                                      20,937,379

COLOMBIA - 0.65%
Republic of Colombia
   8.125% due 05/21/2024                                500,000          525,500
   10.375% due 01/28/2033                             1,180,000        1,542,850
   10.75% due 01/15/2013 (a)                          3,725,000        4,470,000
   11.75% due 02/25/2020                                575,000          774,813
                                                                  --------------
                                                                       7,313,163

HIGH YIELD FUND (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT              VALUE
                                              -----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

ECUADOR - 0.32%
Republic of Ecuador
   zero coupon, Step up to 10% on
   08/15/2006 due 08/15/2030 (b)              $       3,095,000   $    3,040,837
   9.375% due 12/15/2015                                600,000          628,200
                                                                  --------------
                                                                       3,669,037

EL SALVADOR - 0.13%
Republic of El Salvador
   7.75% due 01/24/2023                                 975,000        1,032,037
   8.25% due 04/10/2032                                 390,000          411,450
                                                                  --------------
                                                                       1,443,487

MEXICO - 2.27%
Government of Mexico
   5.625% due 01/15/2017 (a)                          6,860,000        6,379,800
   5.875% due 01/15/2014 (a)                          4,900,000        4,748,100
   6.375% due 01/16/2013 (a)                          4,405,000        4,405,000
   6.625% due 03/03/2015 (a)                          1,274,000        1,289,288
   8.00% due 09/24/2022 (a)                           3,550,000        3,940,500
   8.125% due 12/30/2019 (a)                            800,000          897,200
   8.30% due 08/15/2031                                 525,000          595,875
   8.375% due 01/14/2011 (a)                            500,000          546,000
   11.375% due 09/15/2016 (a)                         2,075,000        2,818,888
                                                                  --------------
                                                                      25,620,651

PANAMA - 0.25%
Republic of Panama
   9.375% due 04/01/2029                              2,150,000        2,623,000
   9.625% due 02/08/2011                                150,000          168,750
                                                                  --------------
                                                                       2,791,750

PERU - 0.58%
Republic of Peru
   5.00% due 03/07/2017 (b)                             421,860          404,986
   zero coupon, Step up to 5% on
   09/07/2006 due 03/07/2017 (b)                      3,341,700        3,178,792
   7.35% due 07/21/2025 (a)                              77,000           74,998
   8.375% due 05/03/2016 (a)                            290,000          313,200
   8.75% due 11/21/2033                               2,300,000        2,553,000
   9.875% due 02/06/2015                                 25,000           29,337
                                                                  --------------
                                                                       6,554,313

PHILIPPINES - 0.73%
Republic of Philippines
   8.00% due 01/15/2016 (a)                             750,000          783,750
   8.25% due 01/15/2014                                 700,000          738,500
   8.875% due 03/17/2015 (a)                            375,000          412,500
   9.375% due 01/18/2017                                300,000          337,875
   9.50% due 02/02/2030                               1,900,000        2,189,750
   10.625% due 03/16/2025                             3,050,000        3,812,500
                                                                  --------------
                                                                       8,274,875

RUSSIA - 2.20%
Russian Federation
   5.00% due 03/31/2030                              16,790,000       17,961,942
   8.25% due 03/31/2010                                 928,895          970,696
   11.00% due 07/24/2018                              2,150,000        2,991,295

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

RUSSIA (CONTINUED)
Russian Federation (continued)
   12.75% due 06/24/2028                         $    1,680,000   $    2,858,184
                                                                  --------------
                                                                      24,782,117

SOUTH AFRICA - 0.24%
Republic of South Africa
   6.50% due 06/02/2014                               1,075,000        1,100,531
   7.375% due 04/25/2012 (a)                            835,000          888,232
   9.125% due 05/19/2009                                675,000          735,750
                                                                  --------------
                                                                       2,724,513

TURKEY - 1.16%
Republic of Turkey
   7.00% due 06/05/2020                               1,399,000        1,339,542
   7.25% due 03/15/2015                               2,400,000        2,382,000
   7.375% due 02/05/2025 (a)                          2,680,000        2,572,800
   8.00% due 02/14/2034                                 985,000          978,844
   9.50% due 01/15/2014                               2,025,000        2,288,250
   11.00% due 01/14/2013                                300,000          359,700
   11.50% due 01/23/2012                                725,000          872,719
   11.75% due 06/15/2010                                450,000          524,812
   11.875% due 01/15/2030 (a)                         1,225,000        1,739,500
                                                                  --------------
                                                                      13,058,167

UKRAINE - 0.12%
Republic of Ukraine
   7.65% due 06/11/2013                               1,306,000        1,319,321

URUGUAY - 0.09%
Republic of Uruguay
   7.25% due 02/15/2011                                 650,000          651,625
   7.50% due 03/15/2015 (a)                             325,000          321,750
                                                                  --------------
                                                                         973,375

VENEZUELA - 0.63%
Republic of Venezuela
   zero coupon due 04/15/2020                           305,000          105,225
   5.375% due 08/07/2010                                375,000          358,500
   7.65% due 04/21/2025 (a)                           2,950,000        2,991,300
   10.75% due 09/19/2013                              3,000,000        3,600,000
                                                                  --------------
                                                                       7,055,025
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $135,825,490)                                            $  133,575,768
                                                                  --------------
CORPORATE BONDS - 84.06%

ADVERTISING - 1.93%
Affinion Group, Inc.
   10.125% due 10/15/2013                             3,505,000        3,627,675
Lamar Media Corp.
   6.625% due 08/15/2015                              3,375,000        3,206,250
R.H. Donnelley Corp.
   6.875% due 01/15/2013                              1,650,000        1,509,750
   6.875% due 01/15/2013                              3,200,000        2,928,000
   8.875% due 01/15/2016                              7,900,000        7,919,750
RH Donnelley Finance Corp. series I
   10.875% due 12/15/2012                             2,300,000        2,530,000
                                                                  --------------
                                                                      21,721,425

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AEROSPACE - 1.32%
Alliant Techsystems, Inc.
   6.75% due 04/01/2016                          $    1,875,000   $    1,839,844
DRS Technologies, Inc.
   6.625% due 02/01/2016                                145,000          140,650
   6.875% due 11/01/2013                              4,925,000        4,826,500
Sequa Corp.
   9.00% due 08/01/2009                               2,800,000        2,975,000
Sequa Corp., Series B
   8.875% due 04/01/2008                              3,575,000        3,726,938
TransDigm, Inc.
   8.375% due 07/15/2011                              1,245,000        1,322,812
                                                                  --------------
                                                                      14,831,744

AIR TRAVEL - 0.33%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                386,819          365,786
   6.80% due 07/02/2007                                 557,573          536,209
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                              2,840,000        2,832,462
                                                                  --------------
                                                                       3,734,457

APPAREL & TEXTILES - 0.86%
Levi Strauss & Company
   9.75% due 01/15/2015 (a)                           4,725,000        4,878,563
   12.25% due 12/15/2012                              2,550,000        2,868,750
Oxford Industries, Inc.
   8.875% due 06/01/2011                              1,925,000        1,973,125
                                                                  --------------
                                                                       9,720,438

AUTO PARTS - 1.19%
CSK Auto, Inc.
   7.00% due 01/15/2014                               3,825,000        3,672,000
Keystone Automotive Operations
   9.75% due 11/01/2013                               3,400,000        3,264,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                              3,115,000        3,356,413
   11.00% due 02/15/2013                                125,000          138,437
Visteon Corp.
   8.25% due 08/01/2010 (a)                           3,205,000        2,980,650
                                                                  --------------
                                                                      13,411,500

AUTO SERVICES - 0.86%
Avis Budget Car Rental LLC
   7.625% due 05/15/2014 (a)                            960,000          964,800
   7.75% due 05/15/2016 (a)                           2,260,000        2,276,950
Hertz Corp., Class A
   8.875% due 01/01/2014                              3,750,000        3,900,000
   10.50% due 01/01/2016 (a)                          2,345,000        2,538,463
                                                                  --------------
                                                                       9,680,213

AUTOMOBILES - 3.93%
AutoNation, Inc.
   7.00% due 04/15/2014                               1,510,000        1,502,450
   7.0447% due 04/15/2013 (b)                         1,210,000        1,222,100
Ford Motor Company
   7.45% due 07/16/2031 (a)                          37,385,000       27,104,125
   8.90% due 01/15/2032 (a)                           1,425,000        1,125,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES (CONTINUED)
General Motors Corp.
   8.375% due 07/15/2033 (a)                     $   17,475,000   $  13,259,156
                                                                  --------------
                                                                      44,213,581

BANKING - 0.17%
RSHB Capital SA for OJSC Russian Agricultural
   Bank
   7.175% due 05/16/2013 (a)                          1,970,000        1,970,000

BROADCASTING - 2.45%
Charter Communications Holdings I LLC
   11.00% due 10/01/2015 (a)                         13,975,000       12,018,500
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp.
   10.25% due 09/15/2010                                700,000          698,250
Charter Communications Holdings LLC
   8.625% due 04/01/2009                              1,590,000        1,224,300
Charter Communications Holdings LLC/Charter
   Communications Holdings Capital Corp.
   9.625% due 11/15/2009                              1,000,000          767,500
CMP Susquehanna Corp.
   9.875% due 05/15/2014                                895,000          870,387
CSC Holdings, Inc.
   7.00% due 04/15/2012                               2,550,000        2,495,812
   7.625% due 07/15/2018                                300,000          298,500
   8.125% due 08/15/2009                              2,575,000        2,639,375
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011 (a)                            700,000          703,500
   8.125% due 07/15/2009                                 50,000           51,250
Hughes Network Systems LLC/HNS Finance Corp.
   9.50% due 04/15/2014                               1,965,000        1,984,650
Radio One, Inc.
   6.375% due 02/15/2013                                843,000          788,205
Salem Communications Holding Corp.
   9.00% due 07/01/2011                                 350,000          366,188
XM Satellite Radio Holdings, Inc.
   9.649% due 05/01/2013 (b)                          1,010,000          949,400
   9.75% due 05/01/2014 (a)                           1,835,000        1,706,550
                                                                  --------------
                                                                      27,562,367

BUILDING MATERIALS & CONSTRUCTION - 0.40%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014                          2,525,000        1,578,125
   9.75% due 04/15/2012                               2,825,000        2,923,875
                                                                  --------------
                                                                       4,502,000

BUSINESS SERVICES - 1.94%
Activant Solutions, Inc.
   9.50% due 05/01/2016                               1,775,000        1,743,938
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                               2,100,000        2,110,500
Invensys PLC
   9.875% due 03/15/2011                              3,600,000        3,906,000
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                              4,075,000        4,273,656
   10.25% due 08/15/2015                              2,660,000        2,779,700

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Xerox Corp.
   6.40% due 03/15/2016 (a)                      $    7,265,000   $    6,938,075
   9.75% due 01/15/2009                                 100,000          108,125
                                                                  --------------
                                                                      21,859,994

CABLE AND TELEVISION - 4.12%
Charter Communications Holdings LLC
   8.75% due 11/15/2013 (a)                             575,000          555,594
Charter Communications Operating LLC
   8.00% due 04/30/2012                                  75,000           74,438
   8.375% due 04/30/2014                              1,525,000        1,521,187
CSC Holdings, Inc.
   7.25% due 07/15/2008                                 550,000          554,125
DirecTV Holdings LLC
   6.375% due 06/15/2015                              7,850,000        7,379,000
Echostar DBS Corp.
   6.625% due 10/01/2014                             10,075,000        9,520,875
   7.125% due 02/01/2016                              2,525,000        2,417,687
Kabel Deutschland GMBH
   10.625% due 07/01/2014                             1,560,000        1,669,200
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                               4,435,000        4,745,450
Mediacom Broadband LLC
   8.50% due 10/15/2015                                 375,000          365,625
   11.00% due 07/15/2013 (a)                          1,575,000        1,661,625
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                               2,925,000        2,939,625
Rainbow National Services LLC
   8.75% due 09/01/2012                               1,385,000        1,468,100
   10.375% due 09/01/2014 (a)                         3,000,000        3,352,500
Renaissance Media Group, LLC
   10.00% due 04/15/2008                                 50,000           50,000
Rogers Cable, Inc.
   6.25% due 06/15/2013                                 225,000          214,313
   8.75% due 05/01/2032                                 750,000          836,250
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                               5,600,000        5,733,000
Videotron Ltee
   6.375% due 12/15/2015                              1,375,000        1,292,500
                                                                  --------------
                                                                      46,351,094

CELLULAR COMMUNICATIONS - 1.65%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                                 450,000          480,375
   11.00% due 07/31/2010                              1,575,000        1,736,438
   12.00% due 07/31/2009                              1,400,000        1,498,000
Centennial Communications Corp.
   10.125% due 06/15/2013                             3,950,000        4,256,125
   10.74% due 01/01/2013 (b)                          1,200,000        1,251,000
Rogers Wireless, Inc.
   7.50% due 03/15/2015                               2,725,000        2,772,687
   8.00% due 12/15/2012                               1,280,000        1,316,800
   9.625% due 05/01/2011                                100,000          110,000
UbiquiTel Operating Company
   9.875% due 03/01/2011                              4,025,000        4,397,312

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
US Unwired, Inc., Series B
   10.00% due 06/15/2012                         $      700,000   $      781,375
                                                                  --------------
                                                                      18,600,112

CHEMICALS - 2.23%
Equistar Chemicals LP
   10.125% due 09/01/2008                               500,000          532,500
   10.625% due 05/01/2011                             3,300,000        3,572,250
Hercules, Inc.
   6.75% due 10/15/2029                               2,775,000        2,636,250
Huntsman ICI Chemicals
   10.125% due 07/01/2009                        EUR    125,000          164,096
Huntsman International LLC
   7.375% due 01/01/2015 (a)                     $    1,325,000        1,285,250
   9.875% due 03/01/2009                              1,050,000        1,094,625
IMC Global, Inc.
   7.30% due 01/15/2028                                  25,000           22,750
   10.875% due 08/01/2013 (a)                           875,000          990,937
Lyondell Chemical Company
   9.50% due 12/15/2008                                 839,000          871,511
   11.125% due 07/15/2012                               375,000          412,500
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                425,000          437,219
Methanex Corp.
   8.75% due 08/15/2012                               1,200,000        1,314,000
Montell Finance Company BV
   8.10% due 03/15/2027                               1,970,000        1,834,562
Nova Chemicals Corp.
   6.50% due 01/15/2012                               5,755,000        5,337,763
OM Group, Inc.
   9.25% due 12/15/2011 (a)                           1,550,000        1,613,938
Westlake Chemical Corp.
   6.625% due 01/15/2016 (a)                          3,150,000        3,031,875
                                                                  --------------
                                                                      25,152,026
COAL - 0.36%
Massey Energy Company
   6.625% due 11/15/2010                              2,925,000        2,925,000
   6.875% due 12/15/2013                              1,200,000        1,152,000
                                                                  --------------
                                                                       4,077,000

COMMERCIAL SERVICES - 0.47%
DynCorp International LLC, Series B
   9.50% due 02/15/2013                               5,100,000        5,342,250

COMPUTERS & BUSINESS EQUIPMENT - 0.35%
Seagate Technology Holdings
   8.00% due 05/15/2009                               3,825,000        3,930,188

CONSTRUCTION & MINING EQUIPMENT - 0.29%
Terex Corp.
   7.375% due 01/15/2014                              1,100,000        1,102,750
   10.375% due 04/01/2011                             2,100,000        2,212,875
                                                                  --------------
                                                                       3,315,625

CONSTRUCTION MATERIALS - 0.94%
Nortek, Inc.
   8.50% due 09/01/2014                              10,525,000       10,577,625

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS - 2.27%
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                     $    4,405,000   $    4,493,100
Graphic Packaging International Corp.
   8.50% due 08/15/2011 (a)                           2,550,000        2,569,125
   9.50% due 08/15/2013 (a)                           3,450,000        3,467,250
Owens-Brockway Glass Container, Inc.
   6.75% due 12/01/2014                               1,053,000          997,718
   7.75% due 05/15/2011                               3,350,000        3,391,875
   8.25% due 05/15/2013                                 550,000          555,500
   8.75% due 11/15/2012                                 250,000          264,375
Owens-Illinois, Inc.
   7.35% due 05/15/2008 (a)                             200,000          199,500
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010                                 850,000          845,750
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                               1,790,000        1,794,475
Radnor Holdings Corp.
   11.00% due 03/15/2010                              2,350,000        1,480,500
Stone Container Corp.
   8.375% due 07/01/2012                              3,675,000        3,472,875
   9.75% due 02/01/2011                               1,925,000        1,973,125
                                                                  --------------
                                                                      25,505,168

CORRECTIONAL FACILITIES - 0.54%
Corrections Corporation of America
   6.25% due 03/15/2013                               5,575,000        5,296,250
   6.75% due 01/31/2014                                 750,000          729,375
                                                                  --------------
                                                                       6,025,625

COSMETICS & TOILETRIES - 0.38%
Playtex Products, Inc.
   8.00% due 03/01/2011                               1,020,000        1,068,450
   9.375% due 06/01/2011                              3,080,000        3,210,900
                                                                  --------------
                                                                       4,279,350

CRUDE PETROLEUM & NATURAL GAS - 1.39%
Chesapeake Energy Corp.
   6.25% due 01/15/2018                               3,225,000        2,999,250
   6.625% due 01/15/2016                              1,375,000        1,316,562
   6.875% due 01/15/2016 (a)                          1,400,000        1,361,500
   6.875% due 11/15/2020                              1,400,000        1,337,000
   7.00% due 08/15/2014                                 425,000          423,406
Kerr-McGee Corp.
   6.875% due 09/15/2011 (a)                          1,200,000        1,236,814
Mariner Energy, Inc.
   7.50% due 04/15/2013                               1,820,000        1,760,850
Plains Exploration & Production Company
   8.75% due 07/01/2012                               1,500,000        1,567,500
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                              3,800,000        3,629,000
                                                                  --------------
                                                                      15,631,882

DOMESTIC OIL - 2.85%
Exco Resources, Inc.
   7.25% due 01/15/2011                               5,650,000        5,508,750
Forest Oil Corp.
   8.00% due 12/15/2011                               2,800,000        2,905,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                          $    4,800,000   $    5,094,000
Stone Energy Corp.
   6.75% due 12/15/2014                               4,825,000        4,837,062
   8.25% due 12/15/2011                               2,550,000        2,639,250
Swift Energy Company
   7.625% due 07/15/2011                              1,550,000        1,550,000
   9.375% due 05/01/2012                              3,175,000        3,365,500
Whiting Petroleum Corp.
   7.00% due 02/01/2014                               1,165,000        1,124,225
   7.25% due 05/01/2012 (a)                           5,185,000        5,068,338
                                                                  --------------
                                                                      32,092,125
EDUCATIONAL SERVICES - 0.21%
Education Management LLC
   8.75% due 06/01/2014                               2,365,000        2,376,825

ELECTRICAL UTILITIES - 3.26%
AES Corp.
   7.75% due 03/01/2014                               2,750,000        2,818,750
   8.75% due 06/15/2008 (a)                             850,000          886,125
   8.75% due 05/15/2013                                 100,000          107,750
   8.875% due 02/15/2011                              2,520,000        2,680,650
   9.00% due 05/15/2015                               1,475,000        1,596,687
   9.375% due 09/15/2010 (a)                          5,000,000        5,412,500
   9.50% due 06/01/2009 (a)                           1,775,000        1,899,250
Edison Mission Energy
   7.50% due 06/15/2013                                 720,000          712,800
   7.73% due 06/15/2009 (a)                           2,700,000        2,754,000
   7.75% due 06/15/2016                               3,140,000        3,108,600
   9.875% due 04/15/2011                              3,729,000        4,376,914
   10.00% due 08/15/2008                              2,024,000        2,198,570
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                               1,450,670        1,555,844
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                             6,204,000        6,204,000
   8.50% due 10/01/2021 @                               407,000          400,895
                                                                  --------------
                                                                      36,713,335
ELECTRONICS - 0.23%
L-3 Communications Corp.
   7.625% due 06/15/2012                              2,575,000        2,626,500

ENERGY - 1.68%
El Paso Energy
   7.375% due 12/15/2012                                225,000          226,125
Inergy, L.P.
   6.875% due 12/15/2014                              3,150,000        2,968,875
NRG Energy, Inc.
   7.25% due 02/01/2014                               2,350,000        2,350,000
   7.375% due 02/01/2016                             10,300,000       10,312,875
Peabody Energy Corp.
   6.875% due 03/15/2013 (a)                             50,000           50,000
Sonat, Inc.
   7.625% due 07/15/2011                              2,900,000        2,954,375
                                                                  --------------
                                                                      18,862,250

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES - 7.86%
Dow Jones CDX HY, Series 6-T3
   8.125% due 06/29/2011                         $   19,540,000   $   19,259,113
E*Trade Financial Corp.
   7.875% due 12/01/2015                              1,005,000        1,045,200
Ford Motor Credit Company
   4.95% due 01/15/2008                               1,350,000        1,265,466
   6.625% due 06/16/2008                              7,830,000        7,415,683
   7.00% due 10/01/2013 (a)                           6,770,000        5,839,971
   7.875% due 06/15/2010                                925,000          853,429
General Motors Acceptance Corp.
   6.875% due 08/28/2012 (a)                          5,200,000        4,785,658
   8.00% due 11/01/2031                              23,750,000       22,308,233
Global Cash Access LLC
   8.75% due 03/15/2012                               4,250,000        4,515,625
Hexion US Finance Corp/Hexion Nova Scotia
   Finance ULC
   9.00% due 07/15/2014 (a)                           6,175,000        6,391,125
iPCS, Inc.
   11.50% due 05/01/2012                              1,275,000        1,453,500
JSG Funding PLC
   9.625% due 10/01/2012                              3,500,000        3,648,750
   10.125% due 10/01/2012                        EUR    475,000          670,498
Nell AF SARL
   8.375% due 08/15/2015 (a)                     $    3,260,000        3,219,250
TRAINS HY-2005-1
   7.651% due 06/15/2015 (a)(b)                       5,191,951        5,172,481
Ucar Finance, Inc.
   10.25% due 02/15/2012                                600,000          639,000
                                                                  --------------
                                                                      88,482,982

FOOD & BEVERAGES - 0.57%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                       0                0
Doane Pet Care Company
   10.625% due 11/15/2015                             1,400,000        1,740,662
Dole Food, Inc.
   8.625% due 05/01/2009 (a)                          1,700,000        1,674,500
   8.75% due 07/15/2013                                 425,000          404,812
   8.875% due 03/15/2011 (a)                          2,625,000        2,569,219
                                                                  --------------
                                                                       6,389,193

FURNITURE & FIXTURES - 0.66%
Norcraft Companies LP
   9.00% due 11/01/2011                               2,025,000        2,106,000
Norcraft Holdings LP
   zero coupon, Step up to 9.75% on
   09/01/2008 due 09/01/2012                            490,000          411,600
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                           4,775,000        4,966,000
                                                                  --------------
                                                                       7,483,600

GAS & PIPELINE UTILITIES - 3.57%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                925,000          883,375
   7.625% due 10/15/2026                              2,700,000        2,403,000
   8.375% due 05/01/2016 (a)                            275,000          273,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
El Paso Corp.
   7.75% due 01/15/2032                          $    3,725,000   $    3,650,500
   7.80% due 08/01/2031                               6,775,000        6,614,094
   7.875% due 06/15/2012                              5,675,000        5,845,250
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                 25,000           25,812
El Paso Production Holding Company
   7.75% due 06/01/2013                                 125,000          127,500
Northwest Pipeline Corp.
   8.125% due 03/01/2010                                 75,000           78,750
Suburban Propane Partners LP
   6.875% due 12/15/2013 (a)                          2,620,000        2,475,900
Targa Resources, Inc.
   8.50% due 11/01/2013                               4,175,000        4,133,250
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                                150,000          168,188
Williams Companies, Inc.
   7.125% due 09/01/2011                                 50,000           51,000
   7.625% due 07/15/2019 (a)                          3,050,000        3,149,125
   7.875% due 09/01/2021                              4,500,000        4,668,750
   8.125% due 03/15/2012 (a)                            125,000          132,500
   8.75% due 03/15/2032                               4,975,000        5,572,000
                                                                  --------------
                                                                      40,252,619
HEALTHCARE PRODUCTS - 0.31%
Leiner Health Products, Inc.
   11.00% due 06/01/2012                              3,550,000        3,470,125

HEALTHCARE SERVICES - 2.35%
DaVita, Inc.
   7.25% due 03/15/2015 (a)                           6,375,000        6,215,625
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                              3,200,000        3,344,000
National Mentor, Inc.
   9.625% due 12/01/2012                              1,975,000        2,226,812
Psychiatric Solutions, Inc.
   7.75% due 07/15/2015                               4,850,000        4,886,375
Vanguard Health Holding Company I LLC
   zero coupon, Step up to 11.25% on
   10/01/2009 due 10/01/2015 (a)                      3,175,000        2,333,625
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                               7,275,000        7,456,875
                                                                  --------------
                                                                      26,463,312

HOMEBUILDERS - 0.36%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                300,000          283,500
   8.625% due 05/15/2011                                 50,000           52,125
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016 (a)                           1,290,000        1,140,057
Kimball Hill Homes, Inc.
   10.50% due 12/15/2012                              1,885,000        1,809,600
Ventas Realty LP/ Capital Corp.
   6.50% due 06/01/2016                                 800,000          774,000
                                                                  --------------
                                                                       4,059,282

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS - 1.39%
Chumash Casino & Resort Enterprise
   9.26% due 07/15/2010                          $      925,000   $      965,469
El Pollo Loco, Inc.
   11.75% due 11/15/2013                                730,000          854,100
Hilton Hotels Corp.
   7.625% due 12/01/2012                              5,350,000        5,580,125
Park Place Entertainment Corp.
   7.875% due 03/15/2010                                525,000          549,937
   8.125% due 05/15/2011                              2,250,000        2,396,250
   8.875% due 09/15/2008                              2,525,000        2,670,187
   9.375% due 02/15/2007                                700,000          714,875
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                175,000          176,969
   7.875% due 05/01/2012                              1,625,000        1,718,438
                                                                  --------------
                                                                      15,626,350

HOUSEHOLD PRODUCTS - 0.36%
Spectrum Brands, Inc.
   7.375% due 02/01/2015                                257,000          208,813
   8.50% due 10/01/2013                               4,470,000        3,888,900
                                                                  --------------
                                                                       4,097,713

INDUSTRIAL MACHINERY - 0.03%
H&E Equipment Finance Corp.
   11.125% due 06/15/2012                               305,000          335,500

INDUSTRIALS - 0.53%
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                              6,650,000        5,918,500

INSURANCE - 0.16%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013                             1,730,000        1,807,850

INTERNATIONAL OIL - 0.26%
Newfield Exploration Company
   6.625% due 09/01/2014                                 25,000           23,938
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                250,000          275,625
Pogo Producing Company
   6.875% due 10/01/2017                              1,725,000        1,630,125
   8.25% due 04/15/2011 (a)                             925,000          963,156
                                                                  --------------
                                                                       2,892,844

INTERNET CONTENT - 0.00%
PSINet, Inc.
   11.00% due 08/01/2009 @                              193,291              121
PSINet, Inc., Series B
   10.00% due 02/15/2005 @                              494,555              309
                                                                  --------------
                                                                             430

LEISURE TIME - 6.28%
AMC Entertainment, Inc.
   11.00% due 02/01/2016 (a)                          7,075,000        7,641,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                               5,900,000        5,693,500
   7.75% due 12/15/2012                                  25,000           25,563
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                               2,475,000        2,549,762

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                          $      675,000   $      669,937
Herbst Gaming, Inc.
   7.00% due 11/15/2014                               3,750,000        3,693,750
   8.125% due 06/01/2012                                800,000          822,000
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010 (a)                          2,755,000        2,947,850
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                               6,575,000        6,377,750
Las Vegas Sands Corp.
   6.375% due 02/15/2015                              4,050,000        3,807,000
MGM Mirage, Inc.
   5.875% due 02/27/2014                              1,100,000        1,009,250
   6.625% due 07/15/2015                              1,550,000        1,472,500
   6.75% due 09/01/2012                               4,100,000        4,028,250
   7.25% due 08/01/2017                                 825,000          812,625
   8.375% due 02/01/2011 (a)                          2,800,000        2,926,000
   9.75% due 06/01/2007                               1,500,000        1,550,625
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015 (a)                          2,625,000        2,506,875
   7.125% due 08/15/2014                              3,300,000        3,217,500
Penn National Gaming, Inc.
   6.75% due 03/01/2015                               5,200,000        4,972,500
   6.875% due 12/01/2011                                825,000          818,813
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                               2,550,000        2,588,250
   8.75% due 10/01/2013                               3,050,000        3,225,375
River Rock Entertainment Authority
   9.75% due 11/01/2011                                 375,000          400,313
Seneca Gaming Corp.
   7.25% due 05/01/2012                               1,825,000        1,802,187
Station Casinos, Inc.
   6.50% due 02/01/2014                                 500,000          477,500
   6.625% due 03/15/2018                              2,500,000        2,325,000
Wynn Las Vegas LLC
   6.625% due 12/01/2014                              2,500,000        2,371,875
                                                                  --------------
                                                                      70,733,550

MANUFACTURING - 0.36%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                              1,140,000        1,219,800
Koppers, Inc.
   9.875% due 10/15/2013                              2,558,000        2,813,800
                                                                  --------------
                                                                       4,033,600

MEDICAL-HOSPITALS - 2.38%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                               2,400,000        2,532,000
HCA, Inc.
   5.50% due 12/01/2009                                  25,000           24,206
   6.30% due 10/01/2012                                 150,000          143,623
   6.375% due 01/15/2015 (a)                          3,875,000        3,670,896
   6.50% due 02/15/2016                               2,100,000        1,986,505
   7.50% due 12/15/2023                               3,050,000        2,869,031
   7.69% due 06/15/2025                                 925,000          878,115
   8.36% due 04/15/2024                                 150,000          151,629

HIGH YIELD FUND (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
HCA, Inc. (continued)
   8.75% due 09/01/2010                          $      600,000   $      641,632
Tenet Healthcare Corp.
   6.875% due 11/15/2031                              2,025,000        1,650,375
   7.375% due 02/01/2013 (a)                          5,125,000        4,740,625
   9.25% due 02/01/2015                               1,200,000        1,209,000
   9.875% due 07/01/2014 (a)                          6,175,000        6,283,062
                                                                  --------------
                                                                      26,780,699

METAL & METAL PRODUCTS - 0.82%
Corporacion Nacional Del Cobre de Chile, Inc.
   5.50% due 10/15/2013                                 575,000          574,281
Metals USA, Inc.
   11.125% due 12/01/2015                             2,355,000        2,625,825
Novelis, Inc.
   7.25% due 02/15/2015                               6,275,000        5,992,625
                                                                  --------------
                                                                       9,192,731

OFFICE FURNISHINGS & SUPPLIES - 0.39%
Interface, Inc.
   9.50% due 02/01/2014                               3,075,000        3,190,313
   10.375% due 02/01/2010                             1,075,000        1,181,156
                                                                  --------------
                                                                       4,371,469

PAPER - 1.49%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010 (a)                             450,000          443,250
   8.85% due 08/01/2030                               4,070,000        3,530,725
Appleton Papers, Inc.
   8.125% due 06/15/2011                              1,525,000        1,559,312
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                               3,465,000        3,516,975
Georgia-Pacific Corp.
   9.50% due 12/01/2011                                 360,000          385,200
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                               3,578,000        3,363,320
NewPage Corp.
   10.00% due 05/01/2012                                560,000          597,800
   11.3988% due 05/01/2012 (b)                          985,000        1,071,188
   12.00% due 05/01/2013 (a)                            650,000          695,500
P.H. Glatfelter
   7.125% due 05/01/2016                                940,000          935,300
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                 750,000          693,750
                                                                  --------------
                                                                      16,792,320

PETROLEUM SERVICES - 1.24%
Belden & Blake Corp.
   8.75% due 07/15/2012                               2,835,000        2,898,788
Chaparral Energy, Inc.
   8.50% due 12/01/2015                               5,150,000        5,214,375
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                              4,375,000        4,396,875
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                              1,250,000        1,171,875
Pride International, Inc.
   7.375% due 07/15/2014                                 75,000           76,687

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
SESI LLC
   6.875% due 06/01/2014                         $      195,000   $      191,100
                                                                  --------------
                                                                      13,949,700

PHARMACEUTICALS - 0.75%
Omnicare, Inc.
   6.875% due 12/15/2015                              2,900,000        2,813,000
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                               5,825,000        5,606,562
                                                                  --------------
                                                                       8,419,562

PUBLISHING - 1.70%
CBD Media Holdings, LLC
   9.25% due 07/15/2012                               2,625,000        2,651,250
CBD Media, Inc.
   8.625% due 06/01/2011                              1,750,000        1,754,375
Dex Media East LLC
   9.875% due 11/15/2009                                900,000          954,000
   12.125% due 11/15/2012                               575,000          648,312
Dex Media West
   9.875% due 08/15/2013                              1,700,000        1,853,000
Dex Media West LLC
   8.50% due 08/15/2010                                  50,000           51,750
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013 (a)                   4,975,000        4,179,000
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                       3,425,000        2,877,000
   8.00% due 11/15/2013                                  25,000           25,312
Primedia, Inc.
   8.875% due 05/15/2011                              3,035,000        2,906,013
Yell Finance BV
   10.75% due 08/01/2011                              1,125,000        1,194,064
                                                                  --------------
                                                                      19,094,076

REAL ESTATE - 1.50%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                               3,925,000        4,199,750
Host Marriott LP, REIT
   6.375% due 03/15/2015 (a)                          2,125,000        2,024,063
   6.75% due 06/01/2016                               3,675,000        3,569,344
   7.125% due 11/01/2013 (a)                          5,550,000        5,577,750
   9.50% due 01/15/2007                               1,475,000        1,502,656
                                                                  --------------
                                                                      16,873,563

RETAIL - 0.14%
Brookstone Company, Inc.
   12.00% due 10/15/2012                                620,000          554,900
NationsRent, Inc.
   9.50% due 05/01/2015                               1,000,000        1,070,000
                                                                  --------------
                                                                       1,624,900

RETAIL TRADE - 0.76%
American Greetings Corp.
   7.375% due 06/01/2016 (a)                            375,000          380,625
Blockbuster, Inc.
   9.00% due 09/01/2012                               1,205,000        1,126,675
   9.00% due 09/01/2012                                 960,000          897,600

HIGH YIELD FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
FTD, Inc.
   7.75% due 02/15/2014                          $    1,165,000   $    1,153,350
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015                             3,315,000        3,489,037
Saks, Inc.
   9.875% due 10/01/2011                              1,375,000        1,505,625
                                                                  --------------
                                                                       8,552,912

SANITARY SERVICES - 0.98%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                              1,725,000        1,662,469
   7.25% due 03/15/2015                               3,000,000        2,936,250
   7.875% due 04/15/2013                                325,000          330,688
   8.50% due 12/01/2008                                 950,000          996,312
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                            810,000          779,625
   9.25% due 09/01/2012                               4,025,000        4,291,656
                                                                  --------------
                                                                      10,997,000

SEMICONDUCTORS - 0.79%
Amkor Technology, Inc.
   2.50% due 05/15/2011                               2,190,000        2,042,175
   9.25% due 06/01/2016 (a)                           1,315,000        1,262,400
   10.50% due 05/01/2009                              2,100,000        2,136,750
MagnaChip Semiconductor SA
   8.00% due 12/15/2014 (a)                           4,000,000        3,480,000
                                                                  --------------
                                                                       8,921,325

STEEL - 0.65%
Citisteel USA, Inc.
   12.48% due 09/01/2010 (b)                          1,165,000        1,202,862
IPSCO, Inc.
   8.75% due 06/01/2013                               2,500,000        2,693,750
RathGibson, Inc.
   11.25% due 02/15/2014                              3,200,000        3,432,000
                                                                  --------------
                                                                       7,328,612

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   4.67%
Citizens Communications Company
   9.00% due 08/15/2031                               2,940,000        3,087,000
   9.25% due 05/15/2011                                 100,000          108,625
Hawaiian Telcom Communications, Inc.,
   Series B
   12.50% due 05/01/2015 (a)                          1,850,000        1,981,812
Insight Midwest LP
   9.75% due 10/01/2009                               1,400,000        1,435,000
   10.50% due 11/01/2010                              2,650,000        2,782,500
Intelsat Ltd.
   7.625% due 04/15/2012 (a)                          3,910,000        3,255,075
   9.6138% due 01/15/2012 (b)                         1,625,000        1,647,344
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                              8,173,000        7,723,485
Lucent Technologies, Inc.
   6.45% due 03/15/2029                              12,975,000       11,304,469
Nutro Products Inc.
   9.23% due 10/15/2013 (b)                             540,000          546,750
   10.75% due 04/15/2014                              1,160,000        1,186,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
Panamsat Corp.
   9.00% due 08/15/2014                          $    1,425,000   $    1,478,437
United States West Communications, Inc.
   6.875% due 09/15/2033 (a)                         15,086,000       13,294,538
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                320,000          344,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                       3,275,000        2,366,187
                                                                  --------------
                                                                      52,541,322

TELEPHONE - 1.44%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                               3,705,000        3,584,588
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                              2,220,000        2,308,800
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                  25,000           24,750
   7.50% due 02/15/2014 (a)                           1,196,000        1,190,020
Qwest Communications International, Inc.,
   Series B
   7.50% due 02/15/2014                               4,333,000        4,289,670
Qwest Corp.
   7.50% due 06/15/2023 (a)                           1,885,000        1,800,175
   8.875% due 03/15/2012                              2,105,000        2,257,612
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                          MXN  9,000,000          768,798
                                                                  --------------
                                                                      16,224,413

TRANSPORTATION - 0.71%
Grupo Transportacion Ferroviaria
Mexicana, S.A. de C.V.
   10.25% due 06/15/2007                         $      580,000          600,300
   12.50% due 06/15/2012                                205,000          226,525
Grupo Transportacion Ferroviaria
   Mexicana, S.A. de C.V.
   9.375% due 05/01/2012                              3,165,000        3,370,725
OMI Corp.
   7.625% due 12/01/2013                              3,850,000        3,830,750
                                                                  --------------
                                                                       8,028,300
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $955,183,695)                         $  946,407,053
                                                                  --------------
SHORT TERM INVESTMENTS - 15.20%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  171,142,846   $  171,142,846
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $171,142,846)                                            $  171,142,846
                                                                  --------------

HIGH YIELD FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 2.20%
Merrill Lynch Tri-Party Repurchase
   Agreement dated 05/31/2006 at
   5.01% to be repurchased at $24,703,437
   on 06/01/2006, collateralized by
   $25,135,000 Federal National Mortgage
   Association, 5.55% due 11/10/2008
   (valued at $25,197,838, including
   interest)                                     $   24,700,000   $   24,700,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,700,000)                                             $   24,700,000
                                                                  --------------
TOTAL INVESTMENTS (HIGH YIELD FUND)
   (COST $1,293,011,399) - 113.94%                                $1,282,843,514
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (13.94)%                                                         (156,901,239)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,125,942,275
                                                                  ==============

INTERNATIONAL CORE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 93.48%

AUSTRALIA - 1.92%
Amcor, Ltd.                                             194,168   $      961,851
Australia and New Zealand Bank Group, Ltd.              137,169        2,727,258
BHP Billiton, Ltd. (a)                                   84,814        1,799,795
Commonwealth Bank of Australia, Ltd. (a)                 54,224        1,760,024
Foster's Group, Ltd. (a)                                195,843          784,657
Investa Property Group, Ltd.                            450,500          687,441
Mirvac Group, Ltd. (a)                                  313,474        1,008,532
Qantas Airways, Ltd., ADR                               300,772          712,184
Rinker Group, Ltd.                                       41,349          575,018
Rio Tinto, Ltd. (a)                                      37,636        2,209,525
Santos, Ltd.                                             41,007          354,487
Stockland Company, Ltd. (a)                             134,706          683,495
Telstra Corp., Ltd. (a)                                 651,875        1,817,953
Woodside Petroleum, Ltd.                                 42,669        1,411,269
Woolworths, Ltd.                                        109,048        1,524,668
                                                                  --------------
                                                                      19,018,157

AUSTRIA - 0.65%
Bohler Uddeholm AG (a)                                    3,561          740,970
Oesterreichische Elektrizitaets AG,
Class A                                                  13,000          596,224
OMV AG (a)                                               43,578        2,539,395
Telekom Austria AG (a)                                   36,051          805,429
Voestalpine AG (a)                                       11,972        1,700,232
                                                                  --------------
                                                                       6,382,250

BELGIUM - 0.89%
Colruyt SA (a)                                            2,958          455,882
Delhaize Group (a)                                       14,345          918,755
Dexia (a)                                                92,571        2,276,051
Fortis Group SA (a)                                     100,973        3,691,553
UCB SA (a)                                               28,326        1,481,600
                                                                  --------------
                                                                       8,823,841

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BERMUDA - 0.08%
Frontline, Ltd. (a)                                       7,613   $      247,000
Noble Group, Ltd. (a)                                    41,361           26,506
Ship Finance International, Ltd. (a)                        380            6,460
Yue Yuen Industrial Holdings, Ltd.                      197,718          541,630
                                                                  --------------
                                                                         821,596

CANADA - 2.10%
BCE, Inc.                                                47,091        1,133,617
Canadian Imperial Bank of Commerce                       40,870        2,987,894
Canadian Natural Resources, Ltd.                         97,537        5,129,337
EnCana Corp. - CAD                                       27,297        1,375,121
Magna International, Inc.                                11,800          905,141
National Bank of Canada                                  30,965        1,721,338
Nexen, Inc.                                              24,939        1,384,998
Petro-Canada                                            103,967        4,715,232
Royal Bank of Canada                                     36,074        1,471,874
                                                                  --------------
                                                                      20,824,552

DENMARK - 0.29%
A P Moller- Maersk AS, Class A (a)                          121          974,396
Danske Bank AS                                           25,519          974,812
DSV AS                                                    5,378          884,674
                                                                  --------------
                                                                       2,833,882

FINLAND - 2.73%
Amer Group Oyj                                           24,700          509,359
Elcoteq SE                                               14,700          309,366
Fortum Corp. Oyj                                        150,889        3,750,582
Kesko Oyj                                                39,767        1,574,817
Metra Oyj, B Shares                                       5,037          197,015
Metso Oyj                                                56,817        2,023,265
Neste Oil Oyj                                            30,400        1,020,133
Nokia AB - Oyj                                          314,735        6,748,900
OKO Bank - A                                             33,400          497,611
Orion Oyj, Series B                                      17,900          373,955
Outokumpu Oyj                                            91,904        2,076,851
Rautaruukki Oyj                                          80,009        2,403,542
Sampo Oyj, A Shares                                     205,358        3,958,157
YIT Oyj                                                  61,516        1,563,021
                                                                  --------------
                                                                      27,006,574

FRANCE - 9.33%
Alstom RGPT *                                            23,378        1,987,489
Arkema ADR *                                            100,740          358,091
Assurances Generales de France (a)                        6,994          847,694
AXA Group (a)                                            61,285        2,131,253
BNP Paribas SA (a)                                      190,343       17,781,966
Business Objects SA *                                    26,000          763,714
Caisse Nationale du Credit Agricole (a)                  72,330        2,700,062
Capgemini SA (a)                                         20,252        1,112,823
Carrefour SA (a)                                         47,503        2,758,361
Casino Guich Perrachon SA (a)                            28,529        2,185,608
Christian Dior SA                                         4,232          420,337
Compagnie De Saint Gobain SA (a)                         37,387        2,621,937

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Compagnie Generale des Etablissements
   Michelin, Class B (a)                                 20,853   $    1,367,417
L'Oreal SA (a)                                           25,951        2,326,119
LVMH Moet Hennessy SA (a)                                27,910        2,747,051
Peugeot SA (a)                                           78,172        4,975,588
Pinault-Printemps-Redoute SA (a)                          6,543          812,763
Publicis Groupe SA (a)                                   31,267        1,264,690
Renault Regie Nationale SA (a)                           70,024        8,060,293
Schneider Electric SA (a)                                14,096        1,464,280
Societe Generale (a)                                     30,923        4,769,772
Total SA (a)                                            402,960       26,165,193
Vallourec (a)                                             1,800        2,259,034
Zodiac SA (a)                                             9,454          525,794
                                                                  --------------
                                                                      92,407,329

GERMANY - 7.58%
Adidas-Salomon AG (a)                                     3,091          614,019
Allianz AG                                               17,181        2,676,570
Altana AG (a)                                            37,517        2,223,277
Bayerische Motoren Werke (BMW) AG (a)                    87,703        4,517,554
Commerzbank AG (a)                                      120,929        4,546,839
DaimlerChrysler AG                                       87,303        4,593,297
Deutsche Bank AG (a)                                     51,958        5,970,758
Deutsche Boerse AG (a)                                   23,493        3,057,550
Deutsche Post AG - REG                                   17,500          475,188
Deutsche Postbank AG (a)                                 11,678          817,775
E.ON AG                                                  63,685        7,355,144
Fresenius AG                                              7,981        1,303,451
Henkel KGaA                                               5,400          559,492
Hochtief AG                                              25,863        1,523,030
Karstadt Quelle AG (a)                                   24,188          673,863
MAN AG (a)                                               34,858        2,509,887
Merck & Company AG                                        8,230          845,948
Muenchener Rueckversicherungs-
   Gesellschaft AG (a)                                   45,893        6,227,852
Salzgitter AG                                            26,553        2,325,561
SAP AG                                                   11,123        2,339,014
Schering AG                                              36,545        3,990,414
Suedzucker AG                                            41,389        1,022,946
Thyssen Krupp AG (a)                                    193,019        6,625,754
Tui AG (a)                                               91,763        1,862,883
Volkswagen AG (a)                                        90,455        6,420,188
                                                                  --------------
                                                                      75,078,254

HONG KONG - 0.34%
Cheung Kong Holdings, Ltd.                               35,011          379,576
CLP Holdings, Ltd.                                      224,904        1,290,194
Hong Kong Electric Holdings, Ltd.                       254,854        1,125,252
MTR Corp.                                               203,500          491,885
Sino Land Company, Ltd.                                  58,029           89,020
                                                                  --------------
                                                                       3,375,927

IRELAND - 0.70%
CRH PLC                                                  90,356        3,049,469

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

IRELAND (CONTINUED)
DCC PLC                                                  30,072   $      706,581
Depfa Bank PLC                                          146,197        2,365,729
Kerry Group PLC                                          34,358          771,574
                                                                  --------------
                                                                       6,893,353

ITALY - 2.65%
Banca Monte dei Paschi Siena SpA (a)                    359,993        2,105,388
Benetton Group SpA                                       48,523          724,790
Eni SpA (a)                                             635,534       19,157,256
ERG SpA (a)                                              12,675          315,220
Fiat SpA - RNC *                                         39,512          483,714
Fiat SpA * (a)                                          117,215        1,579,370
Fondiaria-Sai SpA (a)                                    20,600          594,522
Impregilo SpA * (a)                                     173,107          668,641
Italcementi SpA                                          36,738          588,358
                                                                  --------------
                                                                      26,217,259

JAPAN - 25.75%
Aderans Company, Ltd.                                    12,565          348,049
AEON Company, Ltd.                                       75,989        1,617,579
Alps Electric Company (a)                                42,346          552,167
Amada Company, Ltd.                                     100,487        1,018,519
Asics Corp.                                              54,000          582,445
Canon, Inc. (a)                                          14,300          988,359
Chiyoda Corp.                                            35,992          700,446
Chubu Electric Power Company, Inc.                      159,999        4,403,446
Chugoku Electric Power Company, Inc.                      7,600          162,797
Cosmo Oil Company Ltd. (a)                              141,000          679,412
Daido Steel Company, Ltd.                               135,040        1,111,351
Daiei Inc. * (a)                                         60,858        1,365,951
Daiichi Sankyo Company, Ltd.                             50,631        1,379,923
Daikyo, Inc. * (a)                                      244,888        1,121,108
Daiwa Securities Group, Inc.                            246,000        3,019,265
Eisai Company, Ltd.                                      55,380        2,510,659
Fanuc, Ltd.                                              16,014        1,416,335
Fuji Electric Holdings                                  153,000          810,822
Fuji Heavy Industries Ltd. (a)                          333,116        1,973,032
Haseko Corp. * (a)                                      764,847        2,636,346
Hokkaido Electric Power Company, Inc.                    39,499          928,767
Honda Motor Company, Ltd.                               313,606       20,446,189
Hoya Corp.                                               53,824        2,051,808
Ibiden Company, Ltd. (a)                                 29,636        1,478,171
Inpex Holdings Inc. *                                       115        1,020,174
Isetan Company, Ltd.                                     48,403          875,156
Ishikawajima Harima Heavy Industries
   Company, Ltd. (a)                                    462,769        1,471,463
Isuzu Motors, Ltd. (a)                                  432,542        1,498,631
Itochu Corp.                                            572,047        4,830,110
JAFCO Company, Ltd. (a)                                  13,100          726,903
JGC Corp.                                                40,375          596,230
Kansai Electric Power Company, Ltd.                     106,500        2,537,408
Kao Corp.                                                93,050        2,316,408
Kawasaki Heavy Industries, Ltd. (a)                     439,438        1,463,815

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kawasaki Kisen Kaisha, Ltd. (a)                         201,000   $    1,251,383
Keisei Electric Railway Company, Ltd.                    99,458          585,542
Kenedix, Inc. (a)                                           224        1,087,330
KK DaVinci Advisors * (a)                                   968        1,025,981
Kobe Steel Company, Ltd.                                592,744        1,948,097
Komatsu, Ltd.                                           235,949        4,696,914
Konami Corp.                                             50,223        1,167,509
Kubota Corp. (a)                                        201,000        1,856,486
Kyushu Electric Power                                    85,880        1,996,409
LeoPalace21 Corp.                                        21,790          652,099
Marubeni Corp.                                          525,824        2,842,798
Marui Company, Ltd. (a)                                  58,510        1,008,910
Matsushita Electric Works, Ltd.                          52,000          600,704
Mazda Motor Corp. (a)                                   395,488        2,370,638
Mediceo Holdings Company, Ltd.                           34,700          664,485
Mitsubishi Corp.                                        384,595        8,101,244
Mitsubishi Estate Company, Ltd.                         110,404        2,158,422
Mitsubishi Heavy Industries, Ltd.                       449,000        1,983,558
Mitsubishi Materials Corp. (a)                          332,130        1,482,050
Mitsubishi Motors Corp. * (a)                           230,188          448,997
Mitsubishi Rayon Company, Ltd. (a)                      171,920        1,483,772
Mitsubishi UFJ Financial Group, Inc.                        815       11,106,212
Mitsui & Company, Ltd.                                  158,560        2,232,762
Mitsui Trust Holdings, Inc.                             309,553        3,697,266
Mizuho Financial Group, Inc.                                635        5,129,771
Mizuho Trust & Banking Company, Ltd. * (a)              272,000          729,210
NGK Spark Plug Company, Ltd. (a)                         52,000        1,032,821
Nikko Cordial Corp.                                     100,000        1,456,246
Nikon Corp. (a)                                          68,227        1,312,584
Nintendo Company, Ltd.                                    9,500        1,595,814
Nippon Telegraph & Telephone Corp.                          960        4,694,188
Nippon Yusen Kabushiki Kaisha                            61,000          393,899
Nippon Zeon Company                                      16,462          221,253
Nissan Chemical Industries, Ltd.                         66,992          918,884
Nissan Motor Company, Ltd.                              835,400       10,044,890
Nitto Denko Corp.                                        27,199        2,083,379
Nomura Research Institute, Ltd.                           8,634        1,019,700
Nomura Securities Company, Ltd.                         129,800        2,520,276
NTT DoCoMo, Inc.                                          1,438        2,318,219
Orient Corp. (a)                                        230,000          796,883
Orix Corp.                                               15,947        4,552,228
Osaka Gas Company, Ltd.                                 598,120        2,088,292
Resona Holdings, Inc. *                                   1,768        5,306,756
Ricoh Company, Ltd.                                     173,000        3,366,778
Sanken Electric Company (a)                               4,732           68,657
Sapporo Hokuyo Holdings, Inc.                                 4           47,384
SBI Holdings, Inc.                                        1,378          629,627
Secom Company, Ltd.                                      13,202          663,187
Seven & I Holdings Company, Ltd.                         30,000        1,034,068
Shimamura Company, Ltd.                                   4,400          527,491
Shimizu Corp. (a)                                       147,715          849,912
Shinko Electric Industries Company, Ltd.                 39,867        1,042,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Shinko Securities Company, Ltd.                         196,000   $      937,448
Showa Shell Sekiyu K.K.                                  52,000          616,914
SMC Corp.                                                 9,996        1,387,999
SOFTBANK Corp. (a)                                       75,000        1,816,967
Sumitomo Corp.                                          181,596        2,353,348
Sumitomo Light Metal Industries, Ltd. (a)               217,000          574,028
Sumitomo Metal Industries, Ltd.                       1,028,334        4,579,532
Sumitomo Metal Mining Company, Ltd.                      78,000        1,018,464
Sumitomo Mitsui Financial Group, Inc.                       106        1,076,286
Sumitomo Trust & Banking Company, Ltd.                  121,448        1,158,502
Taiheiyo Cement Corp.                                   236,097          986,235
Taisho Pharmaceuticals Company, Ltd. (a)                 43,790          803,450
Takashimaya Company, Ltd. (a)                            57,436          763,255
Takeda Pharmaceutical Company, Ltd.                     327,489       21,176,309
The Japan Steel Works, Ltd.                              87,000          596,660
THK Company, Ltd.                                        29,308          892,749
Tohoku Electric Power Company, Ltd.                      76,800        1,778,490
Tokyo Electric Power Company, Ltd.                       50,039        1,372,702
Tokyo Gas Company, Ltd.                                 466,397        2,317,965
Tokyo Seimitsu Company, Ltd. (a)                         14,401          788,832
Tokyu Land Corp. (a)                                    111,516          833,328
TonenGeneral Sekiyu K.K. (a)                            118,133        1,242,619
Toyo Tire & Rubber Company, Ltd.                         53,812          243,957
Toyota Industries Corp. (a)                              10,800          435,751
Toyota Motor Corp.                                      276,400       14,598,548
Ube Industries, Ltd. (a)                                283,282          867,949
UFJ NICOS Company, Ltd. (a)                              65,548          544,701
Urban Corp. (a)                                          85,891        1,037,348
Yakult Honsha Company, Ltd.                              19,044          459,668
Yamada Denki Company, Ltd.                               20,720        2,124,134
Yamaha Corp.                                             50,310        1,030,621
Yaskawa Electric Corp. (a)                               94,696        1,024,766
                                                                  --------------
                                                                     254,972,904
LUXEMBOURG - 0.54%
Arcelor SA (a)                                          125,961        5,382,596

NETHERLANDS - 8.10%
ABN AMRO Holdings NV                                    586,640       16,253,085
Aegon NV (a)                                            467,066        7,791,715
Akzo Nobel NV                                            38,171        2,063,652
Buhrmann NV                                              66,030        1,025,270
Corio NV                                                  2,469          149,356
CSM NV                                                   31,180          901,465
DSM NV                                                   34,013        1,444,286
Euronext NV                                              20,411        1,754,893
Heineken Holding NV                                      27,851          971,051
Heineken NV                                              76,772        3,072,768
ING Groep NV (a)                                        605,796       23,733,659
Koninklijke Ahold NV *                                  145,136        1,188,249
Oce-Van Der Grinten NV                                   37,046          585,209
Reed Elsevier NV (a)                                     85,386        1,245,829
Royal Dutch Shell PLC, A Shares (a)                     322,333       10,626,258

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
Royal Dutch Shell PLC, B Shares                         144,966   $    4,980,100
Stork N.V.                                               12,001          656,206
TNT Post Group NV                                        31,505        1,160,307
Wereldhave NV                                             6,158          597,015
                                                                  --------------
                                                                      80,200,373

NORWAY - 0.66%
Acergy SA * (a)                                          38,600          575,322
Norsk Hydro ASA (a)                                     149,655        4,165,368
Statoil ASA (a)                                          61,868        1,793,305
                                                                  --------------
                                                                       6,533,995

SINGAPORE - 1.17%
Ascendas, REIT (a)                                      333,000          426,801
CapitaLand, Ltd.                                        242,203          630,077
Cosco Corp. Singapore, Ltd. (a)                         908,600          732,161
DBS Group Holdings, Ltd.                                325,231        3,569,999
Keppel Corp., Ltd.                                      108,072          925,714
Keppel Land, Ltd. (a)                                   234,538          601,208
K-REIT Asia *                                            46,908           43,156
Neptune Orient Lines, Ltd. (a)                          389,488          472,017
SembCorp Industries, Ltd. (a)                           396,802          755,310
SembCorp Marine, Ltd. (a)                               111,267          207,560
Singapore Technologies Engineering, Ltd.                189,683          340,600
Singapore Telecommunications, Ltd.                      824,578        1,323,678
StarHub Ltd.                                            533,290          724,114
United Overseas Bank, Ltd.                               87,668          828,814
                                                                  --------------
                                                                      11,581,209

SPAIN - 1.47%
Acciona SA (a)                                            6,028          974,665
ACS Actividades SA                                       26,705        1,066,115
Fomento de Construcciones SA                             14,015        1,078,186
Gas Natural SDG SA (a)                                   39,326        1,194,005
Iberdrola SA (a)                                        117,599        3,780,270
Metrovacesa SA (a)                                        6,036          566,598
Repsol SA (a)                                           210,295        5,874,878
                                                                  --------------
                                                                      14,534,717

SWEDEN - 0.75%
Atlas Copco AB, Series A (a)                             55,200        1,498,784
Boliden AB                                               25,600          496,492
Electrolux AB, Series B (a)                              85,873        2,385,146
Svenska Cellulosa AB, Series B                           34,994        1,459,164
Tele2 AB, Series B (a)                                  145,220        1,528,918
                                                                  --------------
                                                                       7,368,504

SWITZERLAND - 4.93%
ABB, Ltd. (a)                                           387,836        4,911,941
Compagnie Financiere
   Richemont AG, Series A (a)                            39,074        1,828,456
Nestle SA                                                23,642        7,067,615
Roche Holdings AG                                       100,155       15,625,152
Serono AG, Series B (a)                                   1,449          920,558
Swiss Life Holding * (a)                                  1,440          333,665

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Swiss Reinsurance Company AG (a)                         24,893   $    1,753,432
UBS AG (a)                                               46,174        5,232,762
Zurich Financial Services AG *                           49,142       11,134,192
                                                                  --------------
                                                                      48,807,773
UNITED KINGDOM - 20.85%
Alliance & Leicester PLC                                 94,733        2,093,900
Anglo American PLC                                      193,127        7,792,222
Arriva PLC                                               69,991          705,993
AstraZeneca Group PLC                                   393,959       20,839,550
Aviva PLC                                               235,548        3,273,829
BAE Systems PLC                                         197,831        1,415,567
Barclays PLC                                            155,290        1,797,648
Barratt Developments PLC                                160,270        2,755,926
BBA Group PLC                                           189,201          872,715
Berkeley Group Holdings PLC *                            22,065          458,775
BG Group PLC                                            443,634        5,900,051
BHP Billiton PLC                                         94,336        1,855,408
Boots Group PLC (a)                                     166,799        2,202,699
BP PLC                                                  500,418        5,858,488
British American Tobacco Australasia, Ltd.              141,978        3,558,359
BT Group PLC                                          2,144,056        9,407,806
Cable & Wireless PLC                                    695,286        1,344,702
Cadbury Schweppes PLC                                   299,513        2,869,683
Cairn Energy PLC *                                       24,900        1,022,847
Centrica PLC                                            979,323        5,108,857
Cobham PLC                                              440,656        1,399,078
Compass Group PLC                                       383,363        1,698,298
Dixons Group PLC                                        775,589        2,829,318
E D & F Manitoba Treasury Management PLC                 17,860          782,500
Gallaher Group PLC                                       41,915          647,733
George Wimpey PLC                                       286,428        2,481,417
GlaxoSmithKline PLC                                   1,079,922       29,938,271
GUS PLC                                                 181,289        3,141,129
Hanson PLC                                              136,952        1,675,152
HBOS PLC                                                452,431        7,750,125
IMI PLC                                                 106,304          998,604
Imperial Chemical Industries PLC                        279,166        1,874,668
Imperial Tobacco Group PLC                              224,085        6,862,829
J Sainsbury PLC (a)                                     371,910        2,222,292
Johnson Matthey PLC                                      33,103          836,473
Kingfisher PLC                                          502,919        2,133,727
Ladbrokes PLC                                            43,857          326,550
Lloyds TSB Group PLC                                    384,595        3,627,235
Marks & Spencer Group PLC                               165,230        1,680,588
Next Group PLC                                          100,613        3,062,528
Northern Rock                                            40,447          778,089
Rank Group PLC                                          149,952          581,427
Rio Tinto PLC                                           295,930       16,424,542
Rolls-Royce Group PLC - B Shares *                    7,698,780           14,421
Rolls-Royce Group PLC *                                 143,100        1,107,037
Royal & Sun Alliance PLC                              1,150,888        2,764,796

INTERNATIONAL CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland Group PLC                        330,172   $   10,662,281
Scottish & Newcastle PLC                                129,258        1,199,703
Scottish & Southern Energy PLC                           48,176        1,019,722
Scottish Power PLC                                      227,500        2,380,001
Standard Chartered PLC                                   40,636          999,421
Taylor Woodrow PLC                                      377,312        2,374,721
Tomkins PLC                                             189,745        1,002,287
United Utilities PLC                                     91,326        1,129,900
Vodafone Group PLC                                    2,646,646        6,097,806
Wolseley PLC                                             32,268          753,117
                                                                  --------------
                                                                     206,392,811
                                                                  --------------
TOTAL COMMON STOCKS (Cost $809,753,134)                           $  925,457,856
                                                                  --------------
PREFERRED STOCKS - 0.40%

GERMANY - 0.22%
Bayerische Motoren Werke (BMW) AG                        10,400          502,603
Henkel KGaA-Vorzug, Non-Voting (a)                        8,530          961,508
Volkswagen AG, Non-Voting                                13,410          675,946
                                                                  --------------
                                                                       2,140,057
ITALY - 0.18%
IFI-Istituto Finanziario Industriale SPA *               24,500          524,413
Unipol SpA (a)                                          452,055        1,279,120
                                                                  --------------
                                                                       1,803,533
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost$ 3,095,986)                          $    3,943,590
                                                                  --------------
SHORT TERM INVESTMENTS - 22.18%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $  212,622,905   $  212,622,905
United States Treasury Bills zero coupon due
   08/24/2006 ****                                    7,050,000        6,973,585
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $219,597,411)                                            $  219,596,490
                                                                  --------------
REPURCHASE AGREEMENTS - 4.66%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $46,122,740 on 06/01/2006,
   collateralized by $48,125,000 Federal Home
   Loan Mortgage Corporation, 5.40% due
   03/17/2021 (valued at $47,042,188,
   including interest) (c)                       $   46,118,000   $   46,118,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $46,118,000)                                             $   46,118,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL CORE FUND)
   (COST $1,078,564,531) - 120.72%                                $1,195,115,936
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (20.72)%                                                         (205,090,718)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  990,025,218
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Banking             11.74%
Automobiles          8.40%
International Oil    7.50%
Pharmaceuticals      7.14%
Insurance            6.83%

INTERNATIONAL EQUITY INDEX FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.72%

ARGENTINA - 0.02%
Petrobras Energia
   Participaciones SA, ADR, B Shares* (a)                 2,130   $       21,471
Siderar SA, Class A Shares, ADR (a)                         173           10,367
Telecom Argentina SA, ADR, B Shares* (a)                  1,856           20,342
                                                                  --------------
                                                                          52,180

AUSTRALIA - 4.18%
ABC Learning Centres, Ltd.                                7,100           38,854
Alinta, Ltd. (a)                                          5,481           42,643
Alumina, Ltd.                                            23,489          116,887
Amcor, Ltd.                                              17,584           87,106
AMP, Ltd. (a)                                            38,507          253,275
Ansell, Ltd.                                              2,657           19,553
APN News & Media, Ltd. (a)                                5,322           20,803
Aristocrat Leisure, Ltd. (a)                              5,913           59,649
Australia and New Zealand Bank Group, Ltd. (a)           37,252          740,662
Australia Gas & Light Company, Ltd.                       9,352          117,399
Australian Stock Exchange, Ltd. (a)                       1,967           45,097
Axa Asia Pacific Holdings, Ltd. (a)                      17,831           79,885
Babcock & Brown, Ltd. (a)                                 2,882           43,371
BHP Billiton, Ltd. (a)                                   69,367        1,472,002
Billabong International, Ltd. (a)                         2,595           28,421
Bluescope Steel, Ltd. (a)                                14,575           83,485
Boral, Ltd.                                              12,060           82,496
Brambles Industries, Ltd. (a)                            19,770          158,419
Caltex Australia, Ltd.                                    2,589           37,269
Centro Properties Group, Ltd.                            16,913           84,036
CFS Gandel Retail Trust, New Shares *                       828            1,083
CFS Gandel Retail Trust                                  28,143           39,349
Challenger Financial Services Group, Ltd.                 7,777           19,175
Coca-Cola Amatil, Ltd. (a)                               11,100           58,407
Cochlear, Ltd.                                            1,084           40,090
Coles Myer, Ltd. (a)                                     24,148          206,389
Commonwealth Bank of Australia, Ltd. (a)                 25,561          829,669
Commonwealth Property Office Fund, Ltd.                  28,338           28,438
Computershare, Ltd.                                       7,683           44,874
CSL, Ltd. (a)                                             3,762          145,637
CSR, Ltd.                                                19,679           52,958
DB RREEF Trust                                           51,605           57,023
DCA Group, Ltd. (a)                                       7,794           15,936
Downer EDI, Ltd.                                          5,366           34,165
Foster's Group, Ltd.                                     41,167          164,938
Futuris Corp., Ltd.                                      10,913           17,965

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
General Property Trust                                   37,206   $      113,829
Goodman Fielder, Ltd. *                                  23,651           37,335
Harvey Norman Holding, Ltd.                              10,391           30,072
Iluka Resources, Ltd. (a)                                 4,497           22,513
ING Industrial Fund                                      14,814           23,274
Investa Property Group, Ltd.                             31,699           48,371
James Hardie Industries, Ltd.                             9,513           60,425
John Fairfax Holdings, Ltd.                              17,773           49,966
Leighton Holdings, Ltd.                                   2,745           35,635
Lend Lease Corp.                                          7,477           74,190
Lion Nathan, Ltd. (a)                                     5,445           31,721
Macquarie Airports, Ltd.                                 11,988           27,395
Macquarie Bank, Ltd. (a)                                  4,707          226,413
Macquarie Communications
   Infrastructure Group, Ltd. (a)                         6,672           26,983
Macquarie Goodman Group, Ltd. (a)                        25,587          106,554
Macquarie Infrastructure Group, Ltd.                     49,406          125,528
Macquarie Office Trust (a)                               40,728           40,412
Mayne Nickless, Ltd. (a)                                 12,345           29,046
Mayne Pharma, Ltd. * (a)                                 12,243           24,664
Mirvac Group, Ltd. (a)                                   16,856           54,230
Multiplex Group, Ltd. (a)                                11,609           27,401
National Australia Bank, Ltd. (a)                        32,555          858,708
Newcrest Mining, Ltd.                                     6,656          100,817
NRMA Insurance Group, Ltd. (a)                           32,564          127,532
OneSteel, Ltd.                                           10,874           29,508
Orica, Ltd.                                               6,352          112,017
Origin Energy, Ltd.                                      15,754           81,357
Pacific Brands, Ltd.                                      9,227           14,635
Paladin Resources, Ltd. *                                 9,622           35,079
PaperlinX, Ltd.                                           8,216           18,837
Perpetual Trust of Australia, Ltd.                          843           42,862
Publishing & Broadcasting, Ltd.                           2,590           36,115
Qantas Airways, Ltd., ADR                                20,871           49,420
QBE Insurance Group, Ltd.                                15,921          256,351
Rinker Group, Ltd.                                       18,871          262,429
Rio Tinto, Ltd. (a)                                       5,834          342,501
Santos, Ltd.                                             12,295          106,285
SFE Corporation, Ltd.                                     2,593           30,387
Sonic Healthcare, Ltd.                                    5,460           57,665
Stockland Company, Ltd.                                  26,385          133,877
Stockland *                                                 816            4,116
Suncorp-Metway, Ltd. (a)                                 11,262          157,884
TABCORP Holdings, Ltd. (a)                               10,490          120,015
Telstra Corp., Ltd. (a)                                  43,155          120,351
Toll Holdings, Ltd. (a)                                  10,336          114,446
Transurban Group, Ltd. * (a)                             16,265           81,672
UNiTAB, Ltd.                                              2,327           25,538
Wesfarmers, Ltd. (a)                                      7,810          203,422
Westfield Group- New Shares *                               925           11,257
Westfield Group (a)                                      29,783          363,803
Westpac Banking Corp., Ltd. (a)                          37,170          640,959

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Woodside Petroleum, Ltd.                                  9,581   $      316,890
Woolworths, Ltd.                                         24,000          335,559
WorleyParsons, Ltd.                                       3,104           53,455
Zinifex, Ltd.                                             9,325           83,554
                                                                  --------------
                                                                      11,912,668

AUSTRIA - 0.40%
Andritz AG (a)                                              192           30,675
Bohler Uddeholm AG                                          215           44,737
Erste Bank der Oesterreichischen
   Sparkassen AG (a)                                      3,778          215,644
Flughafen Wien AG (a)                                       200           14,757
Immofinanz Immobilien Anlage AG *                         7,058           77,439
Mayr-Melnhof Karton AG                                       80           13,247
Meinl European Land, Ltd. *                               3,030           61,201
Oesterreichische Elektrizitaets AG, Class A               1,630           74,757
OMV AG (a)                                                3,491          203,429
Raiffeisen International Bank Holding AG * (a)              747           61,992
RHI AG *                                                    486           15,280
Telekom Austria AG (a)                                    7,407          165,483
Voestalpine AG                                              416           59,079
Wiener Staedtische Allgemeine Versicherung
   AG * (a)                                                 661           40,910
Wienerberger Baustoffindustrie AG (a)                     1,326           68,064
                                                                  --------------
                                                                       1,146,694

BELGIUM - 0.98%
Agfa Gevaert NV (a)                                       2,039           41,315
Barco NV (a)                                                216           19,209
Bekaert SA                                                  272           28,028
Belgacom SA                                               3,393          107,110
Cofinimmo SA                                                112           18,900
Colruyt SA                                                  316           48,702
Compagnie Maritime Belge SA (a)                             338            8,831
Delhaize Group (a)                                        1,481           94,854
Dexia (a)                                                11,377          279,727
Euronav NV (a)                                              320            8,295
Fortis Group SA (a)                                      24,248          886,502
Groupe Bruxelles Lambert SA (a)                           1,533          166,329
Interbrew                                                 3,780          181,998
KBC Bancassurance Holding NV (a)                          3,798          409,154
Mobistar SA (a)                                             599           47,734
Omega Pharma SA                                             422           28,728
SA D'Ieteren Trading NV (a)                                  53           15,779
Solvay SA (a)                                             1,321          149,599
Suez SA                                                   2,066           79,642
UCB SA (a)                                                1,827           95,562
Union Miniere SA                                            512           74,178
                                                                  --------------
                                                                       2,790,176

BERMUDA - 0.23%
Brilliance China Automotive Holdings, Ltd. *             37,709            6,174
Central European Media Enterprises, Ltd. *                  493           29,118
Cheung Kong Infrastructure Holdings, Ltd.                 9,000           26,627

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BERMUDA (CONTINUED)
Cosco Pacific, Ltd.                                      18,855   $       38,891
Credicorp, Ltd., ADR                                        967           25,335
Esprit Holdings, Ltd.                                    19,500          157,742
Frontline, Ltd.                                           1,050           34,067
Giordano International, Ltd.                             28,000           14,438
Johnson Electronic Holdings, Ltd.                        27,500           19,498
Kerry Properties, Ltd.                                    9,500           31,903
Li & Fung, Ltd.                                          39,600           81,680
Noble Group, Ltd. (a)                                    17,000           10,894
Orient Overseas International, Ltd.                       4,000           14,902
SeaDrill, Ltd., GDR *                                     4,018           61,542
Shangri-La Asia, Ltd.                                    22,000           42,825
Ship Finance International, Ltd. (a)                         37              629
Texwinca Holdings, Ltd.                                  12,000            8,276
TPV Technology, Ltd.                                     19,211           19,069
Yue Yuen Industrial Holdings, Ltd.                        9,500           26,024
                                                                  --------------
                                                                         649,634
BRAZIL - 0.77%
Aracruz Celulose SA, ADR                                    845           43,222
Brasil Telecom Participacoes SA, ADR                        905           27,693
Centrais Eletricas Brasileiras SA, ADR, B
   Shares (a)                                             2,071           18,641
Centrais Eletricas Brasileiras SA, ADR                    3,447           32,935
CIA Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR (a)                                          436           14,410
CIA de Bebidas das Americas, ADR                            900           32,373
CIA Energetica De Minas Gerais, ADR (a)                   1,976           75,681
Companhia Siderurgica Nacional SA, ADR (a)                3,126           92,780
Companhia Vale Do Rio Doce, ADR                           6,841          266,867
Companhia Vale Do Rio Doce, ADR                           4,817          224,424
Empresa Brasileira de Aeronautica SA, ADR                 1,575           52,684
Gerdau SA, SADR (a)                                       6,241           89,246
Petroleo Brasileiro SA, ADR, Petro                        5,916          451,746
Petroleo Brasileiro SA, ADR                               4,276          371,371
Tele Norte Leste Participacoes SA, ADR                    5,457           71,596
Unibanco - Uniao De Bancos Brasileiros SA,
   ADR                                                    1,717          109,596
Usinas Siderurgicas de Minas Gerais SA,
   ADR * (a)                                              1,567           50,879
Vivo Participacoes SA, ADR * (a)                          8,174           20,680
Votorantim Celulose e Papel SA, SADR (a)                  1,189           16,919
                                                                  --------------
                                                                       2,183,270

CANADA - 6.46%
Aber Diamond Corp.                                        1,000           34,863
Abitibi Consolidated, Inc.                                7,100           24,334
ACE Aviation Holdings, Inc. *                             1,500           45,154
Agnico-Eagle Mines, Ltd.                                  1,900           63,569
Agrium, Inc.                                              2,600           63,627
Alcan Aluminum, Ltd. USD                                  7,500          387,954
Algoma Steel, Inc. *                                        800           24,372
Aliant, Inc.                                                900           28,806
Alimentation Couche Tard, Inc., ADR                       2,800           64,104

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Angiotech Pharmaceuticals, Inc. *                         1,700   $       23,583
ARC Energy Trust, ADR *                                   2,000           51,229
ATI Technologies, Inc. *                                  4,900           80,415
Ballard Power Systems, Inc. *                               200            1,429
Bank Nova Scotia Halifax                                 20,300          813,178
Bank of Montreal                                         10,200          573,490
Barrick Gold Corp.                                       17,208          524,244
BCE, Inc.                                                 6,200          149,252
Bema Gold Corp. *                                         9,100           50,083
Biovail Corp.                                             2,600           63,980
Bombardier, Inc. *                                       28,000           79,971
Brookfield Asset Management, Inc.                         7,150          291,472
Brookfield Properties Corp.                               2,600           73,552
CAE, Inc.                                                 4,900           40,474
Cameco Corp.                                              7,200          295,011
Canadian Imperial Bank of Commerce                        6,800          497,129
Canadian National Railway Company                        11,200          495,058
Canadian Natural Resources, Ltd.                         10,900          573,216
Canadian Oil Sands Trust, ADR                             4,500          144,845
Canadian Pacific Railway, Ltd.                            3,200          164,222
Canadian Tire Corp., Ltd.                                 1,600           97,851
Canetic Resources Trust *                                 4,000           87,696
Canfor Corp. *                                            1,800           20,809
Celestica, Inc. *                                         3,800           35,867
CGI Group, Inc. *                                         5,300           35,080
CI Financial, Inc., ADR                                   3,300           92,845
Cognos, Inc. *                                            1,700           51,513
Cott Corp. *                                              1,000           14,444
Domtar, Inc.                                              3,900           25,496
Enbridge, Inc.                                            6,800          213,020
EnCana Corp. - CAD                                       17,500          881,585
Enerplus Resources Fund *                                 2,400          134,917
Ensign Energy Services, Inc., ADR *                       2,600           60,161
Fairfax Financial Holdings, Ltd.                            400           45,698
Falconbridge, Ltd.                                        6,100          302,815
Finning International, Inc.                               1,700           58,110
First Calgary Petroleums, Ltd., ADR *                     4,400           46,238
First Quantum Minerals, Ltd., ADR                         1,300           64,417
Fortis, Inc. *                                            2,100           45,983
Four Seasons Hotels, Inc.                                   500           31,268
George Weston, Ltd.                                       1,000           74,667
Gildan Activewear, Inc. *                                 1,200           50,050
Glamis Gold, Ltd. *                                       2,800          108,532
Goldcorp, Inc. - New                                      7,100          217,912
Great-West Lifeco, Inc.                                   5,500          137,837
Harvest Energy Trust *                                    1,900           58,142
Husky Energy, Inc.                                        2,500          146,659
IGM Financial, Inc.                                       2,300           95,408
Imperial Oil, Ltd.                                        7,200          258,649
Inco, Ltd.                                                3,800          249,796
Intrawest Corp.                                             900           28,977
Ipsco, Inc.                                               1,000           93,671

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Ivanhoe Mines, Ltd. *                                     4,300   $       29,241
Jean Coutu Group, Inc.                                    2,800           30,592
Kinross Gold Corp. *                                      6,500           70,958
Loblaw Companies, Ltd.                                    2,100          101,144
Magna International, Inc.                                 2,100          161,084
Manulife Financial Corp.                                 32,200        1,058,346
MDS, Inc.                                                 2,800           52,552
Meridian Gold, Inc. *                                     2,100           64,929
Methanex Corp.                                            2,200           51,365
MI Developments, Inc.                                       900           31,417
National Bank of Canada                                   3,400          189,005
Nexen, Inc.                                               5,300          294,338
Nortel Networks Corp. *                                  89,400          210,753
Nova Chemicals Corp.                                      1,600           48,614
Novelis, Inc.                                             1,500           31,839
Onex Corp.                                                2,300           45,358
Open Text Corp. *                                           800           11,504
OPTI Canada, Inc. *                                       3,200           66,414
Penn West Energy Trust                                    1,600           63,106
Petro-Canada                                             10,500          476,208
Petrofund Energy Trust *                                  2,300           58,100
Potash Corp. of Saskatchewan, Inc.                        2,100          188,522
Power Corporation Of Canada                               6,500          176,983
Power Financial Corp.                                     5,100          146,494
Precision Drilling Trust, ADR                             1,200           40,910
PrimeWest Energy Trust *                                  1,600           48,091
Provident Energy Trust *                                  3,800           49,098
QLT, Inc. *                                               1,600           11,388
Quebecor World, Inc.                                      1,600           15,958
Research In Motion, Ltd. *                                3,300          213,577
Rogers Communications, Inc.                               4,400          183,117
RONA, Inc. *                                              2,200           44,882
Royal Bank of Canada                                     26,700        1,089,401
Saputo, Inc.                                                900           27,566
Shaw Communications, Inc.                                 3,600          100,209
Shell Canada, Ltd.                                        4,200          152,440
Shoppers Drug Mart Corp.                                  3,900          148,518
SNC-Lavalin Group, Inc.                                   3,000           80,270
Sun Life Financial, Inc.                                 11,800          483,384
Suncor Energy, Inc.                                       9,300          749,464
Talisman Energy, Inc.                                    22,500          409,035
Teck Cominco, Ltd.                                        4,000          254,239
Telus Corp. - Non Voting Shares                           3,200          128,679
Telus Corp.                                               1,200           49,832
Thomson Corp.                                             4,600          193,943
TransAlta Corp.                                           4,200           88,730
Trans-Canada Corp.                                        9,800          297,670
Trican Well Service, Ltd. *                               2,300           56,390
TSX Group, Inc.                                           1,300           52,806
UTS Energy Corp., ADR *                                   8,500           56,107
Western Oil Sands, Inc. *                                 2,900           80,934

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Yamana Gold, Inc. *                                       5,100   $       52,623
                                                                  --------------
                                                                      18,406,856
CAYMAN ISLANDS - 0.08%
Agile Property Holdings, Ltd.                             3,211            2,153
ASM Pacific Technology, Ltd.                              3,500           18,048
China Resources Land, Ltd.                               13,211            6,855
Foxconn International Holdings, Ltd. *                   42,000          112,889
Hutchison Telecommunications
   International, Ltd. *                                 29,000           47,105
Kingboard Chemical Holdings, Ltd.                        12,000           31,403
Solomon Systech International, Ltd.                      34,000           11,725
                                                                  --------------
                                                                         230,178

CHILE - 0.19%
Banco Santander Chile SA, ADR (a)                         2,117           85,844
CIA Cervecerias Unidas SA, ADR (a)                          357            8,300
Compania de Telecomunicaciones de Chile
   SA, ADR (a)                                            6,134           49,379
Distribucion y Servicio D&S SA, ADR (a)                     766           12,731
Embotelladora Andina SA, ADR, Series A                      715            9,443
Embotelladora Andina SA, ADR, Series B                      806           11,485
Empresa Nacional de Electricidad SA, ADR                  5,119          138,367
Enersis SA, ADR                                          12,235          142,660
Sociedad Quimica y Minera de
   Chile SA, ADR, B Shares (a)                              567           57,029
Vina Concha Y Toro S.A., ADR                                711           18,059
                                                                  --------------
                                                                         533,297

CHINA - 0.55%
Air China, Ltd.                                          44,066           17,468
Aluminum Corp. of China, Ltd.                            44,780           36,080
Angang New Steel Company, Ltd. Class H                   14,141           12,396
Bank of Communications Company, Ltd., H
   Shares                                               103,879           64,948
Beijing Capital International Airport Company,
   Ltd., Class H                                         19,211           11,826
Beijing Datang Power Generation
   Company , Ltd., Class H                               25,568           16,810
BYD Company, Ltd., H Shares *                             2,446            4,761
Chaoda Modern Agriculture Holdings, Ltd.                 25,925           16,376
China Construction Bank                                 442,118          192,358
China Life Insurance Company, Ltd.                      120,376          180,786
China Mengniu Dairy Company, Ltd.                        16,498           19,779
China Overseas Land & Investment, Ltd.                   58,921           34,750
China Petroleum & Chemical Corp., Class H               300,030          178,885
China Shipping Container Lines Company, Ltd.             38,888           10,528
China Shipping Development Company, Ltd.,
   Class H                                               23,568           17,166
China Telecom Corp., Ltd.                               236,396           76,948
China Travel International Investment Hong
   Kong, Ltd.                                            39,709            9,675
COSCO Holdings                                           29,460           13,957
Dongfeng Motor Group Company, Ltd. *                      6,780            3,299
Guangdong Investment, Ltd.                               42,780           15,718

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CHINA (CONTINUED)
Guangshen Railway Company, Ltd., Class H                 21,211   $        7,930
Huadian Power International Corp., Ltd.,
   Class H                                               21,211            5,605
Huaneng Power International, Inc., Class H               54,564           35,170
Jiangsu Expressway, Ltd.                                 22,855           13,258
Jiangxi Copper Company, Ltd., Class H                    25,925           24,731
Lenovo Group, Ltd.                                       60,564           18,348
Maanshan Iron & Steel Company, Ltd., Class H             31,925           11,318
PetroChina Company, Ltd., Class H                       339,739          365,704
PICC Property & Casualty Company, Ltd.,
   Class H                                               44,780           15,586
Qingling Motors Co.                                         855              115
Shanghai Electric Group Company, Ltd.                    51,136           18,623
Shanghai Forte Land Company                              15,211            5,834
Shenzhen Expressway Company, Ltd.                        12,141            5,791
Sinopec Shanghai Petrochemical
   Company, Ltd., H Shares                               42,066           18,709
Sinopec Yizheng Chemical Fibre Company,
   Ltd. *                                                21,925            4,324
Sinotrans, Ltd., Class H                                 23,390            7,463
Tsingtao Brewery Company, Ltd., Series H                  5,070            5,980
Weichai Power Company, Ltd.                               2,357            4,740
Yanzhou Coal Mining Company, Ltd., Class H               35,210           25,419
Zhejiang Expressway Company, Ltd., Class H               24,282           13,147
Zijin Mining Group, Ltd.                                 48,149           25,914
ZTE Corp., Class H                                        2,557            8,719
                                                                  --------------
                                                                       1,576,942

COLOMBIA - 0.03%
BanColombia SA, ADR                                       3,207           86,589

CZECH REPUBLIC - 0.09%
Cesky Telecom AS *                                        2,268           47,090
CEZ AS                                                    4,171          129,410
Komercni Banka AS                                           306           43,098
Philip Morris CR AS                                          14            7,893
Unipetrol AS *                                            1,460           12,802
Zentiva NV                                                  460           21,923
                                                                  --------------
                                                                         262,216

DENMARK - 0.60%
A P Moller- Maersk AS, Class B (a)                           23          186,007
AS Det Ostasiatiske Kompagni                                375           15,019
Bang & Olufsen AS - B Series (a)                            225           26,482
Carlsberg AS, B Shares                                      700           49,083
Codan A/S                                                   300           20,855
Coloplast AS                                                507           38,124
Dampskibsselskabet Torm AS (a)                              300           13,009
Danisco AS (a)                                            1,000           81,303
Danske Bank AS                                            8,600          328,515
DSV AS                                                      400           65,799
FLS Industries AS, B Shares                                 900           35,773
GN Store Nord AS (a)                                      4,500           50,524
H. Lundbeck AS (a)                                        1,100           24,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
Jyske Bank *                                              1,246   $       82,329
NKT Holdings AS                                             400           25,260
Novo Nordisk AS, Class B                                    200           12,389
Novo Nordisk AS                                           4,800          297,336
Novozymes AS, B Shares                                    1,050           75,160
Sydbank AS                                                1,320           47,698
Topdanmark AS *                                             400           55,200
TrygVesta AS (a)                                            544           32,715
Vestas Wind Systems AS                                    3,800           98,080
William Demant Holdings AS *                                500           37,726
                                                                  --------------
                                                                       1,698,613

FINLAND - 1.22%
Amer Group Oyj                                            1,350           27,839
Asko Oyj                                                  1,200           34,833
Cargotec Corp. Oyj                                          736           33,680
Elisa Oyj, A Shares                                       3,300           64,410
Fortum Corp. Oyj                                          9,000          223,709
KCI Konecranes Oyj                                        1,150           23,479
Kesko Oyj                                                 1,300           51,481
Kone Corp. Oyj                                            1,592           69,419
Metra Oyj, B Shares                                       1,300           50,847
Metso Oyj                                                 2,200           78,342
Neste Oil Oyj                                             2,676           89,799
Nokia AB - Oyj                                           86,950        1,864,479
Nokian Renkaat Oyj (a)                                    2,100           31,449
OKO Bank - A                                              2,000           29,797
Orion Oyj, Series B                                       1,700           35,515
Outokumpu Oyj                                             2,000           45,196
Rautaruukki Oyj                                           1,800           54,074
Sampo Oyj, A Shares                                       8,300          159,978
Stora Enso Oyj, R Shares                                 12,600          176,403
TietoEnator Oyj                                           1,660           47,248
UPM-Kymmene Oyj                                          10,900          234,150
YIT Oyj                                                   2,596           65,960
                                                                  --------------
                                                                       3,492,087

FRANCE - 7.50%
Accor SA (a)                                              3,982          233,829
Air France KLM (a)                                        2,241           48,284
Alcatel SA * (a)                                         27,554          367,023
Alstom RGPT *                                             2,207          187,629
Arkema ADR *                                             11,225           39,900
Atos Origin SA *                                          1,390           95,786
AXA Group                                                29,728        1,033,824
BNP Paribas SA (a)                                       17,329        1,618,886
Bouygues SA (a)                                           3,946          214,701
Business Objects SA *                                     1,247           36,629
Caisse Nationale du Credit Agricole (a)                  12,165          454,117
Capgemini SA (a)                                          2,571          141,273
Carrefour SA (a)                                         11,856          688,443
Casino Guich Perrachon SA (a)                               721           55,236
CNP Assurances SA (a)                                       669           66,533

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Compagnie De Saint Gobain SA (a)                          6,295   $      441,466
Compagnie Generale des Etablissements
   Michelin, Class B (a)                                  2,871          188,263
Dassault Systemes SA (a)                                  1,091           57,079
Essilor International SA                                  1,972          198,776
European Aeronautic Defence &
   Space Company                                          6,355          226,711
France Telecom SA (a)                                    34,508          773,171
Gaz de France (a)                                         3,979          139,497
Gecina SA (a)                                               184           22,148
Groupe Danone SA (a)                                      4,821          582,464
Hermes International SA (a)                                 438          108,535
Imerys SA                                                   610           49,002
Klepierre SA                                                445           48,625
Lafarge SA (a)                                            2,934          352,033
Lagardere S.C.A. (a)                                      2,472          195,407
L'Air Liquide SA (a)                                      2,201          458,123
L'Oreal SA (a)                                            6,040          541,396
LVMH Moet Hennessy SA (a)                                 4,996          491,733
M6-Metropole Television                                   1,462           47,297
Neopost SA (a)                                              613           65,841
PagesJaunes Groupe SA                                     2,409           67,020
Pernod-Ricard SA (a)                                      1,532          299,413
Peugeot SA (a)                                            3,126          198,968
Pinault-Printemps-Redoute SA (a)                          1,331          165,335
Publicis Groupe SA (a)                                    2,807          113,538
Renault Regie Nationale SA (a)                            3,762          433,035
Safran SA (a)                                             3,386           74,605
Sanofi-Aventis (a)                                       20,429        1,928,152
Schneider Electric SA (a)                                 4,634          481,376
SCOR (a)                                                 16,126           38,283
Societe BIC SA (a)                                          609           40,833
Societe Des Autoroutes Paris-Rhin-Rhone * (a)               660           53,358
Societe Generale * (a)                                    6,887        1,062,297
Societe Television Francaise 1 (a)                        2,191           72,511
Sodexho Alliance (a)                                      1,829           81,842
STMicroelectronics NV                                    12,847          209,701
Suez SA Strip VVPR *                                      1,452               19
Suez SA (a)                                              18,883          726,949
Technip SA (a)                                            1,780          106,215
Thales SA (a)                                             1,484           57,187
Thomson SA * (a)                                          5,367          101,931
Total SA (a)                                             44,417        2,884,106
Unibail                                                     916          150,811
Valeo SA * (a)                                              922           35,376
Vallourec                                                   142          178,213
Veolia Environnement SA (a)                               5,588          310,137
Vinci SA (a)                                              3,972          365,460
Vivendi Universal SA (a)                                 22,862          821,162
Zodiac SA (a)                                               739           41,100
                                                                  --------------
                                                                      21,368,593

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY - 5.49%
Adidas-Salomon AG (a)                                     1,042   $      206,990
Allianz AG                                                8,169        1,272,621
Altana AG (a)                                             1,364           80,831
BASF AG                                                  10,348          843,221
Bayer AG                                                 13,388          601,993
Beiersdorf AG (a)                                           330           47,429
Celesio AG                                                  744           71,405
Commerzbank AG (a)                                       12,019          451,905
Continental AG (a)                                        2,691          294,319
DaimlerChrysler AG (a)                                   18,490          972,819
Deutsche Bank AG (a)                                     10,354        1,189,831
Deutsche Boerse AG (a)                                    2,072          269,665
Deutsche Lufthansa AG (a)                                 4,458           78,031
Deutsche Post AG - REG                                   13,567          368,393
Deutsche Post AG, GDR                                     1,460           39,408
Deutsche Postbank AG (a)                                  1,171           82,002
Deutsche Telekom AG (a)                                  55,348          899,891
Douglas Holding AG                                          661           30,027
E.ON AG (a)                                              12,524        1,446,429
Fresenius Medical Care AG (a)                             1,277          143,256
Heidelberger Druckmaschinen AG                            1,016           46,336
Hochtief AG                                               1,168           68,782
Hypo Real Estate Holding AG                               2,772          175,404
Infineon Technologies AG *                               12,639          142,889
IVG Immobilien AG (a)                                     1,387           42,806
Karstadt Quelle AG (a)                                    1,238           34,490
Linde AG (a)                                              1,691          140,029
MAN AG (a)                                                2,608          187,784
Merck & Company AG                                          942           96,827
Metro AG                                                  2,946          166,416
MLP AG (a)                                                1,068           23,861
Muenchener Rueckversicherungs-
   Gesellschaft AG                                        3,963          537,794
Premiere AG * (a)                                         1,468           21,287
ProSieben Sat.1 Media AG                                  1,600           41,475
Puma AG                                                     240           87,777
Qiagen AG *                                               2,757           38,776
Rheinmetall AG                                              788           58,751
RWE AG                                                    8,974          767,419
Salzgitter AG *                                             883           77,335
SAP AG (a)                                                4,460          937,877
Schering AG                                               3,392          370,379
Siemens AG                                               17,022        1,466,135
Solarworld AG                                               201           55,972
Suedzucker AG                                             1,309           32,352
Thyssen Krupp AG                                          7,280          249,900
Tui AG (a)                                                4,369           88,695
Volkswagen AG (a)                                         3,673          260,697
Wincor Nixdorf AG                                           312           41,679
                                                                  --------------
                                                                      15,650,390

GREECE - 0.49%
Alpha Bank SA                                             7,924          198,285

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Athens Stock Exchange S.A. (ASE)                            930   $       17,782
Bank of Piraeus SA                                        3,525          104,854
Coca Cola Hell Bottling                                   2,200           69,732
Commercial Bank of Greece SA *                            1,620           50,516
Cosmote Mobile Communications SA                          2,720           61,781
EFG Eurobank Ergas SA                                     4,704          134,129
Folli-Follie SA                                             340            8,944
Germanos SA                                               1,160           27,241
Greek Organization of Football Prognostics                4,570          155,408
Hellenic Petroleum SA                                     2,190           29,059
Hellenic Technodomiki Tev SA                              2,430           22,826
Hellenic Telecommunications Organization SA *             6,030          133,867
Hyatt Regency Hotel SA                                      860           12,140
Intracom SA                                               1,750           11,812
National Bank Of Greece SA                                5,555          229,821
Public Power Corp.                                        2,140           52,507
Techniki Olympiaki SA                                     1,630            8,450
Titan Cement Company SA                                   1,180           61,781
Viohalco SA                                               2,250           22,406
                                                                  --------------
                                                                       1,413,341

HONG KONG - 1.41%
Anhui Conch Cement Company, Ltd., Series H                7,070           13,124
Bank of East Asia, Ltd.                                  28,600          108,948
Beijing Enterprises Holdings, Ltd.                        4,714            7,930
BOC Hong Kong Holdings, Ltd.                             74,500          144,061
Cathay Pacific Airways, Ltd.                             21,000           34,517
Cheung Kong Holdings, Ltd.                               30,000          325,248
China Eastern Airlines Corp., Ltd.                       24,639            3,526
China Everbright, Ltd. *                                 11,784            6,950
China Merchants Holdings
   International Company, Ltd.                           18,858           56,036
China Mobile, Ltd.                                       87,970          458,156
China Pharmaceutical Group, Ltd. *                          498               55
China Resource Power Holdings, Ltd.                      19,211           14,364
China Resources Enterprises, Ltd.                        18,855           36,338
China Southern Airlines Company, Ltd. *                  18,855            4,545
Citic Pacific, Ltd.                                      20,033           59,527
CLP Holdings, Ltd.                                       36,000          206,519
CNOOC, Ltd.                                             220,720          169,300
Cofco International, Ltd.                                 9,784            5,676
Denway Motors, Ltd.                                      89,559           31,461
Global Bio-Chem Technology Group Company                 22,855            9,355
Gome Electrical Appliances Holdings, Ltd.                 9,427            7,231
Guangzhou Investment Company, Ltd.                       49,493            8,550
Hang Lung Properties, Ltd.                               36,000           63,580
Hang Seng Bank, Ltd.                                     15,500          194,421
Henderson Land Development Company, Ltd.                 14,000           73,094
Hong Kong & China Gas Company, Ltd.                      72,000          161,038
Hong Kong Electric Holdings, Ltd.                        27,500          121,420
Hong Kong Exchange & Clearing, Ltd.                      22,000          148,186
Hopewell Holdings, Ltd.                                  13,000           35,361
Hutchison Whampoa, Ltd.                                  43,000          391,632

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Hysan Development Company, Ltd.                          13,000   $       33,266
Li Ning Company, Ltd.                                     8,249            8,188
Link, REIT *                                             43,054           84,086
MTR Corp.                                                26,500           64,054
New World Development Company, Ltd.                      51,575           83,109
PCCW, Ltd.                                               75,000           46,650
Ping An Insurance Group Company of China, Ltd.           18,855           52,745
Semiconductor Manufacturing International
   Corp. *                                              132,912           19,533
Shanghai Industrial Holdings, Ltd.                        7,070           14,036
Shenzhen Investment, Ltd.                                17,568            5,549
Sino Land Company, Ltd.                                  28,415           43,591
Sun Hung Kai Properties, Ltd.                            27,000          280,367
Swire Pacific, Ltd., Class A                             19,000          179,660
TCL Multimedia Technology Holdings, Ltd. *               21,925            2,629
Techtronic Industries Company, Ltd.                      21,500           31,181
Television Broadcasting Company, Ltd.                     6,000           34,575
Travelsky Technology, Ltd.                                4,714            5,773
Weiqiao Textile Company, Ltd.                             5,749            7,226
Wharf Holdings, Ltd.                                     24,000           85,856
Wing Hang Bank, Ltd.                                      3,500           31,336
                                                                  --------------
                                                                       4,013,559

HUNGARY - 0.15%
BorsodChem Rt.                                            1,006           11,300
Gedeon Richter Rt.                                          284           55,481
Magyar Telekom Rt. *                                      9,529           39,372
MOL Magyar Olaj - es Gazipari Rt.                         1,439          147,586
OTP Bank Rt.                                              5,117          170,213
                                                                  --------------
                                                                         423,952

INDIA - 0.79%
Bajaj Auto, Ltd., ADR                                       987           57,542
Dr Reddy's Laboratories, Ltd., ADR (a)                    2,251           65,279
Grasim Industries, Ltd., ADR                              1,533           59,220
Hindalco Industries, Ltd., ADR                            2,729           10,316
ICICI Bank, Ltd., SADR                                   11,779          313,321
Infosys Technologies, Ltd., ADR (a)                       7,800          550,680
Larsen & Toubro, Ltd., ADR                                  558           27,940
Mahindra & Mahindra, Ltd., ADR                              800           10,480
Ranbaxy Laboratories, Ltd., ADR                           6,577           58,864
Reliance Industries, Ltd., GDR                           15,116          615,221
Satyam Computer Services, Ltd., ADR (a)                   5,572          179,251
State Bank of India, Ltd., ADR (a)                        1,019           44,225
Tata Motors, Ltd., ADR (a)                                7,719          129,679
Videsh Sanchar Nigam, Ltd., ADR (a)                       1,097           18,364
Wipro, Ltd., ADR (a)                                      8,936          107,143
                                                                  --------------
                                                                       2,247,525

INDONESIA - 0.21%
Aneka Tambang Tbk PT                                     14,000            6,731
Astra Agro Lestari Tbk PT                                 8,500            5,970
Astra International Tbk PT                               42,000           44,473

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDONESIA (CONTINUED)
Bank Central Asia Tbk PT                                126,500   $       56,040
Bank Danamon Indonesia Tbk PT                            35,500           17,645
Bank Internasional Indonesia Tbk PT                     402,500            7,828
Bank Mandiri Tbk PT                                     125,500           22,917
Bank Pan Indonesia Tbk PT                               103,000            4,786
Bank Rakyat Indonesia Tbk PT                            112,000           47,801
Berlian Laju Tanker Tbk PT *                             48,500            9,590
Bumi Resources Tbk PT                                   343,500           30,805
Energi Mega Persada Tbk PT *                             91,500            7,217
Gudang Garam Tbk PT                                      12,000           12,382
Indocement Tunggal Prakarsa Tbk PT *                     19,500            8,112
Indofood Sukses Makmur Tbk PT                            90,000            9,141
International Nickel Indonesia Tbk PT                     4,000            8,536
Kalbe Farma Tbk PT                                       96,000           13,588
Perusahaan Gas Negara Tbk PT                             37,500           49,635
PT Indonesian Satellite Corp.                            50,500           27,283
PT Telekomunikiasi Indonesia, ADR (a)                     4,500          138,870
Ramayana Lestari Sentosa Tbk PT                          53,000            4,352
Semen Gresik Persero Tbk PT                               3,000            7,164
Telekomunikasi Indonesia Tbk PT                          23,500           17,901
Unilever Indonesia Tbk PT                                32,000           13,917
United Tractors Tbk PT                                   27,000           15,754
                                                                  --------------
                                                                         588,438

IRELAND - 0.68%
Allied Irish Banks PLC - Dublin                          17,414          417,657
Bank of Ireland                                          19,333          334,426
Blackrock International Land PLC *                        5,978            2,762
C&C Group PLC                                             5,586           48,027
CRH PLC                                                  10,766          363,351
DCC PLC                                                   1,627           38,228
Depfa Bank PLC                                            6,838          110,651
Eircom Group PLC - Dublin                                16,113           44,249
Elan Corp. - Dublin *                                     7,973          152,447
Fyffes PLC - Dublin                                       5,978           11,047
Grafton Group PLC *                                       4,417           58,382
Greencore Group PLC - Dublin                              2,954           14,973
Iaws Group PLC, ADR                                       2,146           38,279
Independent News & Media PLC                             11,317           33,692
Irish Life & Permanent PLC - Dublin                       5,409          130,493
Kerry Group PLC                                           2,634           59,151
Kingspan Group PLC - Dublin                               2,237           40,074
Paddy Power PLC                                             795           14,986
Ryanair Holdings PLC, ADR * (a)                             608           29,786
                                                                  --------------
                                                                       1,942,661

ISRAEL - 0.41%
Africa-Israel Investments, Ltd.                              42            2,282
Aladdin Knowledge Systems, ADR * (a)                      1,030           21,908
Alvarion, Ltd., ADR * (a)                                 1,224            8,886
Audio Codes, Ltd., ADR * (a)                              3,016           36,403
Bank Hapoalim, Ltd.                                      19,985           93,272
Bank Leumi Le-Israel                                     17,834           66,981

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
Bezek Israeli Telecommunications Corp., Ltd.              5,845   $        7,174
Check Point Software Technologies, Ltd., ADR *            3,884           75,039
Clal Industries & Investments, Ltd.                         277            1,434
Clal Insurance Enterprise Holdings, Ltd.                     69            1,468
Discount Investment Corp.                                   110            2,662
ECI Telecom, Ltd., ADR *                                  3,561           34,257
Elbit Systems, Ltd.                                         120            3,180
Given Imaging Corp., ADR * (a)                            2,956           51,316
Harel Insurance Investments, Ltd.                            33            1,475
ICL Israel Chemicals, Ltd.                                2,763           11,703
IDB Development Corp., Ltd.                                 131            4,346
Israel Corporation, Ltd.                                     10            3,922
Israel Discount Bank, Ltd. *                              2,507            4,664
Koor Industries, Ltd. *                                      61            3,493
Lipman Electronic Engineering, Ltd., ADR *                1,861           54,732
Makhteshim-Agam Industries, Ltd.                          1,634            9,415
Migdal Insurance Holdings, Ltd.                             919            1,268
M-Systems Flash Disk Pioneers, Ltd., ADR * (a)              697           23,315
Nice Systems, Ltd. *                                        188            5,165
Orbotech, Ltd. *                                          2,577           64,734
Partner Communications, Ltd. *                              388            3,342
RADWARE, Ltd. ADR * (a)                                   1,054           14,640
Retalix, Ltd. *                                              65            1,553
Strauss-Elite, Ltd.                                         156            1,576
Super-Sol, Ltd. *                                           430            1,250
Syneron Medical, Ltd., ADR * (a)                            327            6,383
Tadiran Communications Industries, Ltd.                      35            1,205
Teva Pharmaceutical Industries, Ltd.                     14,486          530,609
United Mizrahi Bank, Ltd. *                                 684            4,167
                                                                  --------------
                                                                       1,159,219

ITALY - 3.03%
Alleanza Assicuraz SpA (a)                                8,326           96,907
Assicurazioni Generali SpA (a)                           19,511          710,815
Autogrill SpA (a)                                         2,441           38,247
Autostrade SpA (a)                                        5,934          172,552
Banca Fideuram SpA (a)                                    6,100           33,425
Banca Intesa SpA - Non convertible                       18,949          100,791
Banca Intesa SpA (a)                                     79,409          460,341
Banca Monte dei Paschi Siena SpA (a)                     22,310          130,478
Banca Popolare di Milano SpA (a)                          7,791           97,679
Banche Popolari Unite SpA (a)                             7,127          177,976
Banco Popolare Di Verona e Novara SpA (a)                 7,638          209,653
Benetton Group SpA (a)                                    1,203           17,969
Bulgari SpA (a)                                           3,076           34,835
Capitalia SpA                                            34,426          285,606
Enel SpA (a)                                             87,837          783,946
Eni SpA (a)                                              53,217        1,604,150
Fiat SpA * (a)                                           11,272          151,880
Finmeccanica SpA                                          5,976          137,730
Gruppo Editoriale L'Espresso SpA (a)                      3,249           16,364
Italcementi SpA (a)                                       1,507           36,647

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Lottomatica SpA (a)                                         576   $       21,398
Luxottica Group SpA (a)                                   2,712           73,849
Mediaset SpA (a)                                         15,883          184,456
Mediobanca SpA (a)                                        9,769          197,192
Mediolanum SpA (a)                                        5,322           37,630
Mondadori (Arnoldo) Editore SpA (a)                       2,181           19,829
Pirelli & Company SpA (a)                                58,148           55,740
San Paolo-IMI SpA (a)                                    22,812          408,951
Seat Pagine Gialle SpA (a)                               83,914           36,827
Snam Rete Gas SpA (a)                                    19,673           86,655
T.E.R.N.A SpA (a)                                        23,850           64,654
Telecom Italia SpA                                      218,144          611,655
Telecom Italia SpA-RNC (a)                              122,612          313,268
Tiscali SpA * (a)                                         4,438           14,594
UniCredito Italiano SpA (a)                             159,083        1,214,495
                                                                  --------------
                                                                       8,639,184

JAPAN - 19.61%
Access Company, Ltd. *                                        5           37,898
Acom Company, Ltd.                                        1,400           82,797
Aderans Company, Ltd.                                       900           24,930
Advantest Corp. (a)                                       1,500          151,770
AEON Company, Ltd.                                       13,400          285,246
AEON Credit Service Company, Ltd.                         1,600           42,253
Aiful Corp.                                               1,250           68,916
Aisin Seiki Company                                       4,000          136,451
Ajinomoto Company, Inc.                                  12,000          141,937
Alfresa Holdings Corp. (a)                                  500           31,574
All Nippon Airways Company, Ltd.                         12,000           44,462
Alps Electric Company                                     3,400           44,334
Amada Company, Ltd.                                       7,000           70,951
Amano Corp. (a)                                           1,600           24,982
Aoyama Trading Company, Ltd.                              1,100           35,075
Asahi Breweries, Ltd.                                     7,600          111,690
Asahi Glass Company, Ltd.                                21,000          278,130
Asahi Kasei Corp.                                        26,000          166,502
ASATSU-DK, Inc.                                             600           20,468
Asics Corp.                                               4,000           43,144
Astellas Pharmaceuticals, Inc.                           11,100          435,003
Autobacs Seven Company, Ltd. (a)                            600           25,918
Bank of Fukuoka, Ltd. (a)                                11,000           80,045
Bank of Kyoto, Ltd.                                       5,000           51,481
Benesse Corp.                                             1,300           47,473
Bridgestone Corp.                                        14,000          285,549
Canon Sales Company, Inc.                                 1,800           38,156
Canon, Inc. (a)                                          15,300        1,057,475
Casio Computer Company, Ltd. (a)                          4,300           73,189
Central Glass Company, Ltd. (a)                           5,000           29,392
Central Japan Railway Company, Ltd.                          32          319,216
Chiba Bank, Ltd.                                         14,000          125,816
Chiyoda Corp. (a)                                         3,000           58,383
Chubu Electric Power Company, Inc.                       12,000          330,261

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Chugai Pharmaceutical Company, Ltd.                       5,400   $      116,393
Circle K Sunkus Company, Ltd.                               700           16,086
Citizen Watch Company, Ltd. (a)                           7,100           65,451
Coca-Cola West Japan Company, Ltd.                        1,100           25,669
COMSYS Holdings Corp.                                     3,000           35,271
Credit Saison Company, Ltd.                               3,300          165,184
CSK Corp.                                                 1,300           60,904
Dai Nippon Printing Company, Ltd.                        13,000          213,975
Daicel Chemical Industries, Ltd.                          5,000           38,655
Daido Steel Company, Ltd.                                 7,000           57,609
Daiichi Sankyo Company, Ltd.                             14,900          406,092
Daikin Industries, Ltd.                                   4,600          150,363
Daimaru, Inc.                                             4,000           53,440
Dainippon Ink & Chemicals, Inc. (a)                      12,000           45,745
Dainippon Screen Manufacturing Company, Ltd.              5,000           48,720
Daito Trust Construction Company, Ltd.                    1,700           92,362
Daiwa House Industry Company, Ltd. (a)                   10,000          157,025
Daiwa Securities Group, Inc.                             26,000          319,109
Denki Kagaku Kogyo Kabushiki Kaisha                       8,000           35,769
Denso Corp.                                              10,800          374,188
Dentsu, Inc. (a)                                             35          101,625
Dowa Mining Company, Ltd.                                 5,000           44,712
E Trade Securities Corp.                                     23           34,006
E-Access, Ltd. (a)                                           37           22,310
East Japan Railway Company, Ltd.                             69          492,265
Ebara Corp.                                               6,000           27,094
Eisai Company, Ltd.                                       5,100          231,209
Electric Power Development Company, Ltd.                  3,500          128,746
Elpida Memory, Inc. * (a)                                   700           31,485
Familymart Company, Ltd.                                  1,300           37,052
Fanuc, Ltd.                                               3,600          318,397
Fast Retailing Company, Ltd.                              1,100           95,916
Fuji Electric Holdings                                   11,000           58,294
Fuji Photo Film Company, Ltd. (a)                         9,700          317,070
Fuji Software ABC, Inc.                                     900           29,098
Fuji Television Network, Inc.                                11           24,591
Fujikura, Ltd.                                            6,000           66,800
Fujitsu, Ltd.                                            35,000          257,181
Furukawa Electric Company, Ltd. (a)                      13,000           82,093
Glory, Ltd.                                               1,100           22,387
Goodwill Group, Inc.                                         42           33,854
Gunma Bank (a)                                            7,000           52,247
Gunze, Ltd.                                               4,000           23,799
Hakuhodo DY Holdings, Inc.                                  430           33,894
Hankyu Department Stores (a)                              2,000           17,030
Hanshin Electric Railway Company, Ltd. *                  2,000           16,834
Haseko Corp. *                                           10,500           36,192
Hikari Tsushin, Inc.                                        500           27,789
Hino Motors, Ltd. (a)                                     6,000           34,896
Hirose Electric Company, Ltd.                               600           77,007
Hitachi Cable, Ltd. (a)                                   5,000           23,336

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Hitachi Capital Corp.                                       900   $       16,152
Hitachi Chemical, Ltd.                                    2,100           56,673
Hitachi Construction Machinery Company, Ltd.              1,800           43,287
Hitachi High-Technologies Corp *                          1,400           40,151
Hitachi, Ltd.                                            65,000          438,254
Hokkaido Electric Power Company, Inc.                     3,400           79,947
Hokugin Financial Group, Inc.                            22,000           91,899
Honda Motor Company, Ltd.                                16,100        1,049,673
House Food Corp. (a)                                      1,500           23,727
Hoya Corp. (a)                                            8,800          335,462
Ibiden Company, Ltd. (a)                                  2,700          134,669
Index Corp.                                                  26           27,557
Inpex Holdings Inc. *                                        17          150,808
Isetan Company, Ltd.                                      3,300           59,666
Ishikawajima Harima Heavy Industries Company,
   Ltd. (a)                                              22,000           69,953
ITO EN, Ltd. (a)                                          1,200           39,011
Itochu Corp.                                             31,000          261,750
Itochu Techno-Science Corp.                                 500           22,979
JAFCO Company, Ltd.                                         600           33,293
Japan Airlines System Corp.                              13,000           34,505
Japan Prime Realty Investment Corp. (a)                       8           25,936
Japan Real Estate Investment Corp.                            6           54,509
Japan Retail Fund                                             5           40,971
Japan Tobacco, Inc.                                          92          328,586
JFE Holdings, Inc. (a)                                   11,400          489,405
JGC Corp.                                                 4,000           59,069
Joyo Bank, Ltd. (a)                                      13,000           76,420
JS Group Corporation                                      5,400          113,507
JSR Corp.                                                 3,500           91,806
Kajima Corp.                                             18,000           88,016
Kaken Pharmaceutical Company, Ltd.                        2,000           14,821
Kamigumi Company, Ltd.                                    5,000           40,525
Kaneka Corp.                                              6,000           58,036
Kansai Electric Power Company, Ltd.                      15,700          374,059
Kansai Paint Company, Ltd.                                4,000           35,627
Kao Corp.                                                11,000          273,837
Katokichi Company, Ltd.                                   3,500           31,049
Kawasaki Heavy Industries, Ltd. (a)                      23,000           76,615
Kawasaki Kisen Kaisha, Ltd. (a)                           9,000           56,032
KDDI Corp.                                                   51          318,878
Keihin Electric Express Railway Company,
   Ltd. (a)                                               8,000           62,703
Keio Electric Railway Company, Ltd.                      11,000           72,501
Keisei Electric Railway Company, Ltd.                     4,000           23,549
Keyence Corp.                                               700          178,375
Kikkoman Corp. (a)                                        3,000           38,103
Kinden Corp.                                              2,000           18,009
Kintetsu Corp. (a)                                       29,000          103,318
Kirin Brewery Company, Ltd.                              17,000          270,425
Kobe Steel Company, Ltd.                                 54,000          177,475
Kokuyo Company, Ltd. (a)                                  1,700           29,859

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Komatsu, Ltd.                                            19,000   $      378,223
Komori Corp.                                              1,000           20,753
Konami Corp.                                              1,700           39,519
Konica Minolta Holdings, Inc.                             9,000          107,816
Kose Corp.                                                  640           21,433
Koyo Seiko Company, Ltd.                                  3,900           77,114
Kubota Corp.                                             21,000          193,961
Kuraray Company, Ltd.                                     7,500           90,381
Kurita Water Industries, Ltd.                             2,200           46,146
Kyocera Corp.                                             3,300          272,465
KYOWA HAKKO KOGYO Company, Ltd.                           6,000           40,989
Kyushu Electric Power                                     7,800          181,323
Lawson, Inc.                                              1,200           43,607
LeoPalace21 Corp.                                         2,400           71,824
Mabuchi Motor Company, Ltd. (a)                             600           35,324
Makita Corp.                                              2,200           67,994
Marubeni Corp.                                           26,000          140,566
Marui Company, Ltd. (a)                                   6,100          105,185
Matsui Securities Company, Ltd. (a)                       2,000           21,910
Matsumotokiyoshi Company, Ltd. (a)                          800           20,165
Matsushita Electric Industrial Company, Ltd.             43,000          924,916
Matsushita Electric Works, Ltd.                           7,000           80,864
Mediceo Holdings Company, Ltd.                            3,000           57,448
Meiji Dairies Corp. (a)                                   5,000           34,959
Meiji Seika Kaisha, Ltd. (a)                              5,000           24,315
Meitec Corp. (a)                                            800           25,224
Millea Holdings, Inc.                                        30          526,386
Minebea Company, Ltd. (a)                                 7,000           41,274
Mitsubishi Chemical Holdings Corp, ADR (a)               24,500          161,697
Mitsubishi Corp.                                         27,200          572,950
Mitsubishi Electric Corp.                                39,000          315,751
Mitsubishi Estate Company, Ltd.                          23,000          449,655
Mitsubishi Gas & Chemicals Company, Inc.                  8,000           97,760
Mitsubishi Heavy Industries, Ltd.                        61,000          269,481
Mitsubishi Logistc Corp.                                  3,000           45,157
Mitsubishi Materials Corp. (a)                           20,000           89,245
Mitsubishi Rayon Company, Ltd. (a)                       10,000           86,306
Mitsubishi Securities Company, Ltd. (a)                   6,000           83,955
Mitsubishi UFJ Financial Group, Inc.                        173        2,357,515
Mitsui & Company, Ltd.                                   32,000          450,608
Mitsui Chemicals, Inc.                                   12,000           84,542
Mitsui Engineering & Shipbuilding Company,
   Ltd. * (a)                                            13,000           38,210
Mitsui Fudosan Company, Ltd.                             16,000          326,342
Mitsui Mining & Smelting Company, Ltd.                   12,000           77,275
Mitsui O.S.K. Lines, Ltd.                                22,000          154,211
Mitsui Sumitomo Insurance Company, Ltd.                  25,000          303,941
Mitsui Trust Holdings, Inc.                              11,000          131,383
Mitsukoshi, Ltd.                                          8,000           41,185
Mitsumi Electric Company, Ltd. (a)                        2,100           25,662
Mizuho Financial Group, Inc.                                194        1,567,206
Murata Manufacturing Company, Ltd.                        4,100          263,656

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Namco Bandai Holdings, Inc. (a)                           4,100   $       59,852
NEC Corp.                                                42,000          249,886
NEC Electronics Corp. (a)                                   700           24,876
Net One Systems Company, Ltd. (a)                            10           19,951
NGK Insulators, Ltd.                                      5,000           59,230
NGK Spark Plug Company, Ltd. (a)                          4,000           79,448
NHK Spring Company, Ltd. (a)                              3,000           34,629
NICHIREI Corp.                                            5,000           27,121
Nidec Corp. (a)                                           2,100          157,675
Nikko Cordial Corp. (a)                                  16,500          240,281
Nikon Corp. (a)                                           6,000          115,431
Nintendo Company, Ltd.                                    2,000          335,961
Nippon Building Fund, Inc. (a)                                9           92,184
Nippon Electric Glass Company, Ltd.                       4,000           87,286
Nippon Express Company, Ltd. (a)                         16,000           80,089
Nippon Kayaku Company, Ltd. (a)                           3,000           25,571
Nippon Light Metal Company, Ltd. (a)                     10,000           26,631
NIPPON MEAT PACKERS, Inc.                                 3,000           37,756
Nippon Mining Holdings, Inc.                             16,000          139,942
Nippon Oil Corp.                                         25,000          182,810
Nippon Paper Group, Inc. (a)                                 19           78,352
Nippon Sheet Glass Company, Ltd. (a)                      8,000           41,683
Nippon Shokubai Company, Ltd.                             3,000           37,435
Nippon Steel Corp.                                      124,000          462,757
Nippon Telegraph & Telephone Corp.                          105          513,427
Nippon Yusen Kabushiki Kaisha                            21,000          135,605
Nippon Zeon Company                                       3,000           40,321
Nishimatsu Construction Company, Ltd. (a)                 5,000           19,817
Nishi-Nippon City Bank, Ltd.                              9,000           41,683
Nissan Chemical Industries, Ltd.                          3,000           41,149
Nissan Motor Company, Ltd.                               46,000          553,106
Nisshin Seifun Group, Inc.                                3,500           37,813
Nisshin Steel Company (a)                                17,000           56,780
Nisshinbo Industries, Inc.                                3,000           31,904
Nissin Food Products Company, Ltd.                        1,800           63,006
Nitori Company, Ltd.                                        750           38,544
Nitto Denko Corp.                                         3,300          252,772
NOK Corp.                                                 2,100           63,968
Nomura Real Estate Office Fund, Inc.                          4           33,347
Nomura Research Institute, Ltd.                             400           47,241
Nomura Securities Company, Ltd. (a)                      35,800          695,115
NSK, Ltd.                                                 9,000           75,751
NTN Corp.                                                 7,000           55,489
NTT Data Corp.                                               24          101,536
NTT DoCoMo, Inc.                                            363          585,197
NTT Urban Development Corp.                                   4           30,140
Obayashi Corp.                                           12,000           84,649
OBIC Co., Ltd.                                              150           30,808
Odakyu Electric Railway Company (a)                      12,000           72,037
Oji Paper Company, Ltd. (a)                              16,000           89,352
Oki Electric Industry Company, Ltd. (a)                  10,000           24,850
Okuma Holdings, Inc. *                                    2,000           23,621

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Okumura Corp. (a)                                         4,000   $       22,231
Olympus Optical Company, Ltd.                             5,000          135,827
Omron Corp.                                               4,100          111,378
Onward Kashiyama Company, Ltd.                            3,000           43,955
Oracle Corp. - Japan (a)                                    600           26,667
Oriental Land Company, Ltd. (a)                           1,000           58,339
Orix Corp.                                                1,720          490,991
Osaka Gas Company, Ltd.                                  39,000          136,166
Otsuka Corp. *                                              200           24,208
Park24 Company, Ltd. *                                    1,100           36,936
Pioneer Electronic Corp.                                  3,000           49,486
Promise Company, Ltd. (a)                                 1,700          101,750
Q.P. Corp. (a)                                            2,700           25,347
Rakuten, Inc.                                               134           94,764
Resona Holdings, Inc. *                                      92          276,143
Ricoh Company, Ltd.                                      14,000          272,456
Rinnai Corp. (a)                                          1,000           29,748
Rohm Company, Ltd. (a)                                    2,100          189,472
Ryohin Keikaku Company, Ltd.                                500           42,797
Sanken Electric Company (a)                               3,000           43,527
SANKYO Company, Ltd.                                      1,000           65,464
Santen Pharmaceutical Company, Ltd.                       1,300           32,652
Sanwa Shutter Corp.                                       3,000           19,132
Sanyo Electric Company, Ltd. * (a)                       30,000           72,144
Sapporo Hokuyo Holdings, Inc.                                 4           47,384
Sapporo Holdings (a)                                      6,000           29,339
SBI Holdings, Inc.                                          161           73,563
Secom Company, Ltd.                                       4,500          226,052
Sega Sammy Holdings, Inc.                                 2,800          110,978
Seiko Epson Corp. (a)                                     2,100           56,299
Seino Transportation Company, Ltd. (a)                    3,000           31,503
Sekisui Chemical Company, Ltd.                            9,000           76,152
Sekisui House, Ltd.                                      11,000          154,309
Seven & I Holdings Company, Ltd.                         16,300          561,844
SFCG Company, Ltd. (a)                                      100           21,821
Sharp Corp.                                              20,000          331,329
Shimachu Company, Ltd.                                      900           24,930
Shimamura Company, Ltd. (a)                                 400           47,954
Shimano, Inc.                                             1,500           45,157
Shimizu Corp. (a)                                        12,000           69,045
Shin-Etsu Chemical Company, Ltd.                          7,900          441,176
Shinko Electric Industries Company, Ltd.                  1,600           41,826
Shinko Securities Company, Ltd.                          10,000           47,829
Shinsei Bank, Ltd.                                       25,000          165,887
Shionogi & Company, Ltd.                                  7,000          126,253
Shiseido Company, Ltd. (a)                                7,000          124,694
Shizuoka Bank, Ltd.                                      11,000          115,315
Showa Denko K.K.                                         20,000           84,970
Showa Shell Sekiyu K.K.                                   3,100           36,778
Skylark Company, Ltd. (a)                                 1,600           31,280
SMC Corp.                                                 1,100          152,741
SOFTBANK Corp. (a)                                       14,800          358,548

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sojitz Holdings Corp. * (a)                               7,400   $       32,823
Sompo Japan Insurance, Inc.                              17,000          215,159
Sony Corp.                                               20,300          905,838
Stanley Electric Corp. (a)                                2,900           62,636
Sumco Corp *                                              1,100           64,859
Sumitomo Bakelite Company, Ltd. (a)                       3,000           28,110
Sumitomo Chemical Company, Ltd.                          30,000          257,315
Sumitomo Corp.                                           21,000          272,144
Sumitomo Electric Industries, Ltd. (a)                   14,500          206,635
Sumitomo Heavy Industries, Ltd.                          11,000          102,872
Sumitomo Metal Industries, Ltd.                          83,000          369,628
Sumitomo Metal Mining Company, Ltd.                      11,000          143,629
Sumitomo Mitsui Financial Group, Inc.                       120        1,218,437
Sumitomo Osaka Cement Company, Ltd.                       8,000           26,364
Sumitomo Realty & Development Company, Ltd.               8,000          192,385
Sumitomo Rubber Industries, Inc.                          2,700           33,812
Sumitomo Trust & Banking Company, Ltd.                   25,000          238,477
Suruga Bank, Ltd.                                         4,000           55,898
Suzuken Company, Ltd.                                     1,200           49,486
T&D Holdings, Inc.                                        4,700          326,101
Taiheiyo Cement Corp. (a)                                17,000           71,013
Taisei Corp.                                             18,000           68,136
Taisho Pharmaceuticals Company, Ltd. (a)                  3,000           55,043
Taiyo Nippon Sanso Corp.                                  6,000           48,257
Taiyo Yuden Company, Ltd. (a)                             3,000           39,439
Takara Holdings                                           3,000           17,983
Takashimaya Company, Ltd. (a)                             6,000           79,733
Takeda Pharmaceutical Company, Ltd.                      18,000        1,163,928
Takefuji Corp. (a)                                        2,120          132,364
Tanabe Seiyaku Company, Ltd.                              4,000           48,951
TDK Corp.                                                 2,500          202,405
Teijin, Ltd.                                             16,000          113,008
Terumo Corp. (a)                                          3,200          113,721
The 77th Bank, Ltd.                                       6,000           44,355
The Bank of Yokohama, Ltd.                               25,000          177,021
The Japan Steel Works, Ltd.                               4,000           27,433
THK Company, Ltd.                                         2,000           60,922
TIS, Inc.                                                 1,100           28,853
Tobu Railway Company, Ltd. (a)                           17,000           78,584
Toda Corp.                                                4,000           18,419
Toho Company, Ltd.                                        2,800           49,653
Toho Titanium Company, Ltd. *                               600           37,301
Tohoku Electric Power Company, Ltd.                       8,900          206,101
Tokuyama Corp.                                            5,000           75,128
Tokyo Broadcasting Company, Ltd.                            600           16,566
Tokyo Electric Power Company, Ltd.                       23,200          636,437
Tokyo Electron, Ltd.                                      3,200          225,161
Tokyo Gas Company, Ltd.                                  46,000          228,617
Tokyo Seimitsu Company, Ltd.                                400           21,910
Tokyo Steel Manufacturing Company, Ltd. (a)               2,200           48,595
Tokyo Style Company, Ltd.                                 2,000           25,135

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tokyo Tatemono Company, Ltd.                              5,000   $       52,772
Tokyu Corp. (a)                                          18,000          117,355
Tokyu Land Corp. (a)                                      8,000           59,782
TonenGeneral Sekiyu K.K. (a)                              6,000           63,113
Toppan Printing Company, Ltd. (a)                        12,000          150,167
Toray Industries, Inc.                                   27,000          237,595
Toshiba Corp. (a)                                        59,000          394,122
Tosoh Corp.                                               9,000           38,637
Toto, Ltd. (a)                                            5,000           50,323
Toyo Seikan Kaisha, Ltd.                                  3,000           55,444
Toyo Suisan Kaisha, Ltd.                                  2,000           33,133
Toyobo Company, Ltd.                                     12,000           34,095
Toyoda Gosei Company, Ltd.                                1,400           32,982
Toyota Industries Corp.                                   3,800          153,320
Toyota Motor Corp.                                       58,700        3,100,343
Toyota Tsusho Corp.                                       4,000           96,192
Trend Micro, Inc.                                         2,000           68,403
Ube Industries, Ltd. (a)                                 18,000           55,150
UNI Charm Corp.                                             900           49,940
Uniden Corp.                                              1,000           11,899
UNY Company, Ltd.                                         3,000           46,760
Ushio, Inc.                                               2,000           42,396
USS Company, Ltd.                                           500           34,513
Wacoal Corp. (a)                                          3,000           44,409
West Japan Railway Company, Ltd.                             33          139,613
Yahoo Japan Corp.                                           316          166,338
Yakult Honsha Company, Ltd.                               1,900           45,861
Yamada Denki Company, Ltd.                                1,600          164,026
Yamaha Corp.                                              3,400           69,650
Yamaha Motor Company, Ltd.                                3,700           98,700
Yamato Transport Company, Ltd.                            8,000          135,026
Yamazaki Baking Company, Ltd.                             3,000           25,197
Yaskawa Electric Corp. (a)                                4,000           43,287
Yokogawa Electric Corp. (a)                               4,000           57,359
                                                                  --------------
                                                                      55,898,383

KOREA - 0.01%
LG.Philips LCD Company Ltd., ADR * (a)                    2,120           39,792

LUXEMBOURG - 0.21%
Arcelor SA (a)                                           10,352          442,364
Arcelor                                                     666           28,332
Tenaris SA, ADR                                           3,800          140,182
                                                                  --------------
                                                                         610,878

MEXICO - 0.75%
Alfa SA de CV                                             6,600           30,396
America Movil S.A. de C.V., Series L                     13,200          431,112
America Movil SA de CV                                  110,600          181,215
Cemex SA de CV *                                         19,500          111,273
Cemex SA, ADR *                                           5,379          306,442
Coca-Cola Femsa SA de CV *                                1,700            5,264
Consorcio ARA SA de CV                                    1,000            4,163
Controladora Comercial Mexicana SA de CV                  2,000            3,144

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

MEXICO (CONTINUED)
Corp GEO SA de CV *                                       8,900   $       30,899
Empresas ICA Sociedad Controladora SA de CV *             7,600           24,460
Fomento Economico Mexicano SA de CV *                    14,500          124,992
Grupo Aeroportuario del Pacifico SA de CV                 8,900           29,488
Grupo Aeroportuario del Sureste SA de CV                  1,500            5,103
Grupo Bimbo SA de CV                                      1,700            4,968
Grupo Carso SA de CV                                     12,467           26,279
Grupo Financiero Banorte SA de CV                        26,976           64,770
Grupo Mexico SA                                          21,349           60,884
Grupo Modelo SA                                          10,800           38,739
Grupo Televisa SA, SADR                                   9,040          166,245
Grupo Televisa SA                                        14,200           51,940
Industrias Penoles SA de CV                                 600            4,092
Kimberly-Clark de Mexico SA de CV                        10,000           34,009
Telefonos de Mexico SA de CV, Class L, SADR               7,300          144,467
Telefonos de Mexico SA de CV                             67,400           66,499
TV Azteca SA de CV *                                      7,400            4,588
Urbi Desarrollos Urbanos SA de CV *                       2,400            5,852
Wal-Mart de Mexico SA                                    63,200          173,463
                                                                  --------------
                                                                       2,134,746

NETHERLANDS - 4.18%
ABN AMRO Holdings NV                                     36,283        1,005,245
Aegon NV                                                 28,224          470,847
Akzo Nobel NV (a)                                         5,255          284,103
ASML Holding NV *                                         9,786          198,289
Buhrmann NV                                               2,261           35,107
Corio NV                                                    774           46,821
DSM NV                                                    3,111          132,102
Euronext NV                                               1,755          150,891
Getronics NV (a)                                          2,318           27,545
Hagemeyer NV * (a)                                        9,873           48,778
Heineken NV                                               4,959          198,482
ING Groep NV (a)                                         36,444        1,427,790
Koninklijke (Royal) KPN NV                               37,518          430,898
Koninklijke (Royal) Philips Electronics NV (a)           24,282          764,664
Koninklijke Ahold NV *                                   30,021          245,786
Oce-Van Der Grinten NV                                    1,518           23,980
Randstad Holdings NV                                        882           54,328
Reed Elsevier NV                                         14,217          207,434
Rodamco Europe NV (a)                                       929           92,093
Royal Dutch Shell PLC, A Shares                          79,164        2,603,903
Royal Dutch Shell PLC, B Shares                          55,546        1,908,204
Royal Numico NV                                           3,459          153,785
SBM Offshore NV                                             716           76,858
TNT Post Group NV                                         8,418          310,029
Unilever NV (a)                                          33,300          754,651
Vedior NV                                                 3,467           74,432
Wereldhave NV                                               395           38,295
Wolters Kluwer NV                                         5,955          140,765
                                                                  --------------
                                                                      11,906,105

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NEW ZEALAND - 0.14%
Auckland International Airport, Ltd.                     21,664   $       28,679
Contact Energy, Ltd.                                      6,386           31,580
Fisher & Paykel Appliances Holdings, Ltd.                 5,572           15,533
Fisher & Paykel Healthcare Corp.                         10,678           30,582
Fletcher Building, Ltd.                                  10,519           60,923
Kiwi Income Property Trust                               16,181           13,697
Sky City Entertainment Group, Ltd.                        9,523           32,305
Sky Network Television, Ltd.                              4,317           15,276
Telecom Corp. of New Zealand, Ltd. (a)                   44,359          126,763
Tower, Ltd. *                                             5,738           11,905
Vector, Ltd. (a)                                          5,002            7,959
Warehouse Group, Ltd.                                     2,751            6,776
Waste Management Corp.                                    2,006           10,980
                                                                  --------------
                                                                         392,958

NORWAY - 0.68%
Acergy SA * (a)                                           3,861           57,547
Aker Kvaerner ASA                                           556           56,040
Den Norske Bank ASA                                      13,400          172,689
DET Norske Oljeselskap *                                  4,000           37,056
Norsk Hydro ASA (a)                                      14,300          398,014
Norske Skogindustrier ASA (a)                             3,300           47,827
Ocean RIG ASA *                                           3,683           26,931
Orkla ASA (a)                                             3,850          189,904
Petroleum Geo-Services ASA *                              1,081           67,564
Prosafe ASA (a)                                             650           36,986
Schibsted ASA (a)                                         1,000           28,492
Statoil ASA (a)                                          13,200          382,615
Stolt-Nielsen SA (a)                                        800           20,751
Storebrand ASA                                            4,600           49,622
Tandberg ASA                                              2,600           22,159
Tandberg Television ASA *                                 1,400           25,420
Telenor ASA (a)                                          15,600          197,187
TGS Nopec Geophysical Company ASA *                         500           38,497
Tomra Systems ASA (a)                                     3,400           32,058
Yara International ASA (a)                                4,200           57,239
                                                                  --------------
                                                                       1,944,598

PERU - 0.03%
Cia de Minas Buenaventura SA                                404           10,064
Compania de Minas Buenaventura SA, ADR (a)                1,366           35,202
Edegel SA                                                 8,051            2,812
Luz Del Sur SA                                            1,797            1,528
Minsur SA                                                 6,938            8,640
Southern Peru Copper Corp.                                  134           11,323
Volcan Compania Minera SA, CMN Series B *                 6,195            8,053
                                                                  --------------
                                                                          77,622

PHILIPPINES - 0.08%
ABS-CBN Broadcasting Corp. *                                 70               19
Ayala Corp.                                               2,676           20,629
Ayala Land, Inc.                                        113,000           28,325
Banco De Oro                                              7,314            5,050
Bank of the Philippine Islands                           27,840           27,650

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHILIPPINES (CONTINUED)
Equitable PCI Bank Corp. *                                7,567   $       10,379
Filinvest Land, Inc. *                                  101,057            2,677
First Philippine Holdings Corp.                           5,924            5,267
Globe Telecommunications, Inc.                              690           11,748
Jollibee Foods Corp.                                      9,000            6,044
Manila Electric Company *                                 8,311            3,538
Megaworld Corp.                                         152,823            4,510
Metropolitan Bank & Trust Company                        12,800            8,717
Petron Corp.                                             48,152            3,872
Philippine Long Distance Telephone Company                1,120           41,846
San Miguel Corp.                                          9,600           12,804
SM Investments Corp.                                      3,447           14,672
SM Prime Holdings, Ltd.                                  91,000           14,117
                                                                  --------------
                                                                         221,864

POLAND - 0.21%
Agora SA                                                    628            7,672
Bank BPH SA                                                 173           38,887
Bank Pekao SA                                             1,674           94,887
Bank Zachodni WBK SA                                        440           25,299
Boryszew SA                                                 550            3,942
BRE Bank SA *                                               174            9,976
Budimex SA *                                                231            3,499
Computerland SA *                                           124            4,423
Debica SA                                                   125            2,362
Globe Trade Centre SA *                                     120            9,734
Grupa Kety SA                                               176            7,195
KGHM Polska Miedz SA                                      2,213           70,722
Mondi Packaging Paper Swiecie SA                            251            4,317
Orbis SA                                                    510            7,161
Polska Grupa Farmaceutyczna SA                              198            3,831
Polski Koncern Naftowy Orlen SA                           6,022          105,542
Powszechna Kasa Oszczednosci Bank Polski SA               8,046           91,214
Prokom Software SA                                          210            8,586
Softbank SA *                                               228            2,808
Telekomunikacja Polska SA                                14,080           88,295
TVN SA *                                                    515           14,680
                                                                  --------------
                                                                         605,032

PORTUGAL - 0.25%
Banco BPI, SA                                             6,404           47,089
Banco Comercial dos Acores, SA                           41,088          119,161
Banco Espirito Santo SA                                   2,213           31,409
Brisa Auto Estrada, SA                                    6,945           72,634
Cimpor-Cimentos De Portugal, SA                           4,257           29,445
Electricidade De Portugal, SA                            38,429          142,024
Jeronimo Martins, SGPS, SA                                  715           12,671
Portugal Telecom, SGPS, SA                               16,420          193,010
PT Multimedia.com, SGPS, SA                               1,659           18,628
Sonae Industria SGPS SA New *                             1,154            9,522
Sonae, SGPS, SA                                          18,991           29,732
                                                                  --------------
                                                                         705,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RUSSIA - 1.11%
AFK Sistema, Reg. S, Spons. GDR                           2,162   $       47,132
Comstar United Telesystems, ADR                           3,812           22,681
Gazprom, ADR                                             23,501        1,003,493
JSC MMC Norilsk Nickel, ADR (a)                           1,642          198,189
Lukoil Oil Company, ADR                                   9,345          723,303
Mechel Steel Group, ADR (a)                                 588           12,701
Mobile Telesystems, ADR                                   4,425          132,750
NovaTek OAO, ADR                                          1,696           65,635
Novolipetsk Steel, ADR                                    2,495           57,385
RAO Unified Energy System, ADR (a)                        1,814          110,473
Rostelecom, ADR (a)                                       1,362           33,110
Sberbank of Russian Federation, ADR                         832          134,784
Sibirtelecom, ADR * (a)                                     106            6,131
Surgutneftegaz, ADR for PFD Shares                        1,535          162,710
Surgutneftegaz, ADR (a)                                   3,154          210,056
Tatneft, ADR (a)                                          1,441          126,650
UralsvyAzinform, ADR (a)                                    991            7,611
VolgaTelecom, ADR * (a)                                     612            4,174
Vympel Communicatii, ADR *                                2,038           85,311
Wimm-Bill-Dann Foods OJSC, ADR * (a)                        311           11,712
                                                                  --------------
                                                                       3,155,991

SINGAPORE - 0.63%
Allgreen Properties, Ltd.                                 9,000            7,195
Ascendas, REIT (a)                                       17,000           21,789
CapitaLand, Ltd.                                         22,000           57,232
CapitaMall Trust                                         17,000           23,191
Chartered Semiconductor Manufacturing,
   Ltd. * (a)                                            19,000           17,963
City Developments, Ltd.                                  10,000           59,643
ComfortDelGro Corp., Ltd. (a)                            35,000           32,423
Cosco Corp. Singapore, Ltd. (a)                          15,000           12,087
Creative Technology, Ltd. (a)                             1,050            5,929
DBS Group Holdings, Ltd. (a)                             23,000          252,467
Fraser & Neave, Ltd.                                      4,000           48,729
Haw Par Corp., Ltd.                                       2,000            6,980
Jardine Cycle and Carriage, Ltd.                          3,000           19,606
Keppel Corp., Ltd.                                       11,000           94,223
Keppel Land, Ltd. (a)                                     7,000           17,944
K-REIT Asia *                                             1,000              920
Neptune Orient Lines, Ltd.                               10,000           12,119
Olam International, Ltd.                                 12,000           11,497
Oversea-Chinese Banking Corp., Ltd.                      51,000          203,864
Parkway Holdings, Ltd.                                   11,000           16,541
SembCorp Industries, Ltd.                                17,000           32,359
SembCorp Marine, Ltd. (a)                                10,000           18,654
Singapore Airlines, Ltd.                                 11,000           86,546
Singapore Exchange, Ltd. (a)                             14,000           34,288
Singapore Land, Ltd. (a)                                  3,000           11,992
Singapore Petroleum Company, Ltd.                         3,000            9,403
Singapore Post, Ltd.                                     26,000           17,487
Singapore Press Holdings, Ltd.                           31,000           78,284
Singapore Technologies Engineering, Ltd.                 27,000           48,482

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
Singapore Telecommunications, Ltd.                      133,000   $      213,502
SMRT Corporation, Ltd. (a)                               12,000            8,299
ST Assembly Test Services, Ltd. * (a)                    25,000           16,180
Suntec Real Estate Investment Trust * (a)                16,000           12,792
United Overseas Bank, Ltd.                               23,000          217,442
United Overseas Land, Ltd.                               10,000           18,400
Venture Corp., Ltd.                                       5,000           35,849
Want Want Holdings Company, Ltd.                          8,000           10,640
Wing Tai Holdings, Ltd. (a)                               9,000            8,851
                                                                  --------------
                                                                       1,801,792

SOUTH AFRICA - 0.30%
African Bank Investments, Ltd. *                          2,638           11,243
Alexander Forbes, Ltd. *                                  1,992            4,156
Allan Gray Property Trust                                 6,248            5,289
Anglo Platinum, Ltd.                                        323           28,736
AngloGold Ashanti, Ltd.                                     653           30,069
Aspen Pharmacare Holdings, Ltd.                           1,234            6,878
Aveng, Ltd.                                               2,354            7,735
AVI, Ltd.                                                 1,907            4,391
Barloworld, Ltd.                                          1,068           18,192
Bidvest Group, Ltd. *                                     1,266           18,868
Consol, Ltd.                                              2,028            4,035
Edgars Consolidated Stores, Ltd.                          2,360           12,218
Ellerine Holdings, Ltd.                                     499            6,099
FirstRand, Ltd.                                          13,864           36,590
Foschini, Ltd.                                              984            7,933
Gold Fields, Ltd.                                         2,202           48,402
Grindrod, Ltd.                                            1,467            2,612
Harmony Gold Mining Company, Ltd. *                       1,648           23,134
Impala Platinum Holdings, Ltd.                              315           53,279
Imperial Holdings, Ltd. *                                   917           19,678
Investec, Ltd.                                              159            8,151
JD Group, Ltd.                                              973           11,455
Kumba Resources, Ltd.                                       377            6,500
Liberty Group, Ltd.                                         531            6,093
Massmart Holdings, Ltd.                                   1,110            8,486
Metropolitan Holdings, Ltd.                               2,671            4,995
Mittal Steel South Africa, Ltd.                             971            9,116
MTN Group, Ltd.                                           6,594           54,734
Murray & Roberts Holdings, Ltd.                           1,779            6,498
Nampak, Ltd.                                              2,496            6,453
Naspers, Ltd.                                             1,471           26,963
Nedbank Group, Ltd.                                         977           16,743
Network Healthcare Holdings, Ltd. *                       7,009            9,557
Pick'n Pay Stores, Ltd.                                   1,360            5,596
Pretoria Portland Cement Company, Ltd.                       61            3,246
Reunert, Ltd.                                               843            8,166
Sanlam, Ltd.                                             11,267           25,706
Sappi, Ltd.                                                 993           12,284
Sasol, Ltd.                                               2,870          107,480
Shoprite Holdings, Ltd.                                   2,089            7,752

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Spar Group, Ltd.                                          1,061   $        5,306
Standard Bank Group, Ltd.                                 6,032           70,141
Steinhoff International Holdings, Ltd. *                  4,434           14,187
Super Group, Ltd.                                         1,290            2,095
Telkom SA, Ltd.                                           1,496           31,880
Tiger Brands, Ltd.                                          790           17,953
Tongaat-Hulett Group, Ltd.                                  315            4,319
Truworths International, Ltd.                             2,240            8,061
Woolworths Holdings, Ltd.                                 3,809            8,645
                                                                  --------------
                                                                         858,098

SOUTH KOREA - 1.67%
Kookmin Bank, ADR                                        21,104        1,698,450
Korea Electric Power Corp., ADR                          31,636          641,894
KT Corp., Sponsored ADR                                  17,541          386,779
POSCO, SADR                                              18,857        1,212,505
Samsung Electronics Company, Ltd., GDR                      770          243,320
SK Telecom Company, Ltd., SADR                           22,087          576,471
                                                                  --------------
                                                                       4,759,419

SPAIN - 2.97%
Abertis Infraestructuras SA (a)                           4,428          106,258
Acciona SA (a)                                              581           93,942
Acerinox SA (a)                                           3,530           59,341
ACS Actividades SA                                        5,030          200,807
Aguas De Barcelona SA-Class A (a)                         1,149           32,069
Altadis SA, Series A                                      5,648          267,806
Antena 3 de Television SA                                 1,504           37,172
Banco Bilbao Vizcaya Argentaria SA (a)                   67,635        1,403,437
Banco Popular Espanol SA (a)                             17,540          257,269
Banco Santander Central Hispano SA (a)                  118,552        1,714,527
Cintra Concesiones de Infraestructuras de
   Transporte SA (a)                                      3,766           48,569
Corporacion Mapfre SA (a)                                 2,065           40,146
Ebro Puleva SA (a)                                        1,639           32,096
Endesa SA (a)                                            18,965          636,165
Fomento de Construcciones SA                                934           71,853
Gamesa Corporation Tecno SA (a)                           3,488           72,958
Gas Natural SDG SA (a)                                    3,678          111,670
Grupo Ferrovial SA (a)                                    1,293          102,458
Iberdrola SA (a)                                         16,135          518,667
Iberia Lineas Aereas de Espana SA (a)                     9,151           23,134
Indra Sistemas SA (a)                                     2,538           49,635
Industria de Diseno Textil SA (a)                         4,450          176,682
Inmobiliaria Colonial SA                                    572           39,784
Metrovacesa SA (a)                                          888           83,356
NH Hoteles SA (a)                                         1,516           25,193
Promotora de Informaciones SA (a)                         1,493           25,098
Repsol SA (a)                                            18,653          521,097
Sacyr Vallehermoso SA (a)                                 2,249           70,766
Sociedad General de Aguas de Barcelona SA * (a)               7              182
Sogecable SA * (a)                                          829           26,521
Telefonica Publicidad e Informacion SA                    3,138           33,866

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Telefonica SA                                            88,967   $    1,457,912
Union Fenosa SA (a)                                       2,706          105,772
Zeltia SA * (a)                                           3,073           24,331
                                                                  --------------
                                                                       8,470,539

SWEDEN - 1.85%
Alfa Laval AB                                             1,900           57,906
Assa Abloy AB, Series B                                   6,000          106,391
Atlas Copco AB, Series A                                  6,700          181,918
Atlas Copco AB, Series B                                  4,200          105,020
Axfood AB                                                   600           16,540
Billerud Aktibolag AB                                     1,000           14,338
Boliden AB                                                5,500          106,668
Capio AB - Paid Subscr Shares *                             320            5,874
Capio AB *                                                1,600           29,368
Castellum AB (a)                                          3,000           27,013
D. Carnegie & Company AB                                    900           18,140
Electrolux AB, Series B (a)                               5,200          144,431
Elekta AB, Series B                                       1,687           26,876
Eniro AB                                                  3,600           39,024
Ericsson LM, Series B                                   290,000          928,013
Fabege AB (a)                                             1,500           26,494
Gambro AB- A shares (a)                                   3,500           54,546
Gambro AB- B shares (a)                                   2,000           31,308
Getinge AB, Series B                                      3,600           58,598
Hennes & Mauritz AB, Series B (a)                         9,500          344,143
Hoganas AG, B Shares (a)                                    600           15,294
Holmen AB, Series B (a)                                   1,000           40,797
Kungsleden AB                                             2,802           29,791
Lundin Petroleum AB, Series A * (a)                       3,149           40,133
Modern Time Group AB, Series B *                          1,050           53,673
Nordea Bank AB                                           42,500          513,687
OMX AB (a)                                                1,400           24,049
Oriflame Cosmetics AB (a)                                   550           18,667
Sandvik AB                                                3,900          227,993
SAS AB * (a)                                              1,500           16,312
Scania AB, Series B                                       1,900           82,647
Securitas AB, B Shares                                    6,000          114,703
Skandinaviska Enskilda Banken AB, Series A                9,000          215,068
Skanska AB, Series B                                      7,500          116,885
SKF AB, Series B                                          8,200          130,066
SSAB Svenskt Stal AB, Series A (a)                        1,000           57,074
SSAB Svenskt Stal AB, Series B                              600           31,585
Svenska Cellulosa AB, Series B                            3,600          150,111
Svenska Handelsbanken AB, Series A                       10,500          281,458
Swedish Match AB                                          6,500          102,651
Tele2 AB, Series B                                        6,354           66,897
Telelogic AB * (a)                                        4,000            9,531
Teliasonera AB (a)                                       38,000          231,096
Trelleborg AB, Series B (a)                               1,600           32,693
Volvo AB, Series A (a)                                    2,000           96,001
Volvo AB, Series B                                        4,400          214,860

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SWEDEN (CONTINUED)
Wihlborgs Fastigheter AB                                    582   $        9,393
WM Data AB, Series B (a)                                  6,000           18,037
                                                                  --------------
                                                                       5,263,761

SWITZERLAND - 5.40%
ABB, Ltd. (a)                                            40,386          511,489
Adecco SA (a)                                             2,673          171,246
Ciba Specialty Chemicals Holding AG (a)                   1,369           79,937
Clariant AG * (a)                                         4,422           66,733
Compagnie Financiere
   Richemont AG, Series A (a)                            10,105          472,860
Credit Suisse Group AG (a)                               23,640        1,367,716
Geberit AG (a)                                               84           91,602
Givaudan AG (a)                                             135          109,526
Holcim, Ltd. (a)                                          4,053          318,632
Kudelski SA (a)                                             688           17,371
Kuehne & Nagel International AG                           1,115           83,399
Kuoni Reisen Holding AG, Series B *                          55           30,147
Logitech International SA, REG *                          1,743           70,669
Lonza Group AG                                              711           48,649
Micronas Semiconductor Holding AG *                         604           16,094
Nestle SA                                                 8,060        2,409,482
Nobel Biocare Holding AG, Series BR (a)                     463          112,613
Novartis AG                                              46,511        2,583,838
Phonak Holding AG (a)                                       798           45,939
PSP Swiss Property AG *                                     732           37,625
Rieter Holdings AG                                           90           35,269
Roche Holdings AG                                        14,030        2,188,816
Schindler Holding AG                                      1,109           58,143
Serono AG, Series B (a)                                     115           73,060
SIG Holding AG, REG *                                       121           25,599
Societe Generale de Surveillance Holdings AG                 91           90,704
Straumann Holding AG                                        146           38,062
Sulzer AG                                                    70           50,401
Swatch Group AG, BR shares (a)                              685          111,373
Swatch Group AG (a)                                       1,007           34,079
Swiss Reinsurance Company AG                              7,005          493,424
Swisscom AG (a)                                             355          114,446
Syngenta AG *                                             2,160          297,545
Synthes AG                                                  921          113,009
UBS AG (a)                                               20,655        2,340,770
Unaxis Holding AG * (a)                                     105           29,619
Zurich Financial Services AG *                            2,862          648,449
                                                                  --------------
                                                                      15,388,335

THAILAND - 0.22%
Advanced Information Service, Public
   Company, Ltd.                                         18,000           43,718
Airports of Thailand, Public Company, Ltd.                6,100            9,130
Airports of Thailand, Public Company, Ltd.                2,600            3,857
Aromatics Thailand PCL                                    4,700            2,962
Bangkok Bank, Public Company, Ltd., NVDR                  4,900           13,252
Bangkok Bank, Public Company, Ltd.                        2,100            5,679

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Bangkok Bank, Public Company, Ltd.                       19,100   $       53,160
Bangkok Expressway, Public Company, Ltd.                  5,600            3,000
Bangkok Expressway, Public Company, Ltd.                  1,500              748
Banpu PCL                                                 1,700            6,160
Banpu, Public Company, Ltd., Reg.                           900            3,308
BEC World, Public Company, Ltd.                          18,400            7,827
C.P. Seven Eleven, Public Company, Ltd.                   9,800            1,801
Charoen Pokphand Foods, Public Company, Ltd.             61,300            9,094
CP Seven Eleven PCL                                      21,800            4,007
Delta Electronics Thailand, Public Company,
   Ltd.                                                   7,300            3,450
Electricity Generating, Public Company, Ltd.,
   NVDR                                                   1,900            3,991
Electricity Generating, Public Company, Ltd.                800            1,680
Hana Microelectronics, Public Company, Ltd.              11,500            7,700
Italian-Thai Development, Public Company, Ltd.           27,400            4,353
Kasikornbank, Public Company, Ltd., NVDR                  7,000           11,396
Kasikornbank, Public Company, Ltd.                       25,900           43,408
Kiatnakin Bank PCL                                        3,600            2,765
Kiatnakin Finance, Public Company, Ltd.                     900              733
Kim Eng Securities Thailand, Public Company,
   Ltd.                                                   3,900            2,314
Krung Thai Bank, Public Company, Ltd.                    57,000           15,565
Land & Houses, Public Company, Ltd., NVDR                21,200            3,757
Land & Houses, Public Company,
   Ltd., Alien MKT REG                                   42,300            7,830
Land & Houses, Public Company, Ltd.                       9,300            1,648
National Finance, Public Company, Ltd.                   13,300            5,442
Precious Shipping PCL                                     4,200            3,198
PTT Chemical PCL                                          5,500           11,842
PTT Exploration & Production, Public
   Company, Ltd.                                         26,700           77,117
PTT, Public Company, Ltd.                                17,500          111,199
Ratchaburi Electricity Generating Holding,
   Public Company, Ltd.                                   5,900            5,732
Sahaviriya Steel Industries, Public Company,
   Ltd. *                                               106,900            3,481
Siam Cement, Public Company, Ltd., NVDR                   1,900           11,075
Siam Cement, Public Company, Ltd.                         6,900           43,744
Siam City Cement, Public Company, Ltd.                    1,300            8,397
Siam Commercial Bank, Public Company, Ltd.               16,500           25,152
Siam Makro, Public Company, Ltd.                          2,000            3,676
Sino Thai Engineering & Construction, Public
   Company, Ltd.                                         11,800            2,091
Thai Airways International, Public Company,
   Ltd.                                                  10,400           12,288
Thai Union Frozen Products, Public Company,
   Ltd., NVDR                                             4,300            3,077
Thai Union Frozen Products, Public Company,
   Ltd.                                                   1,900            1,360
Tisco Bank PCL                                            4,200            2,536
Tisco Finance PLC                                         1,200              753

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
True Corp., Public Company, Ltd. *                       33,900   $        8,950
                                                                  --------------
                                                                         619,403

TURKEY - 0.21%
Akbank AS                                                12,925           76,528
Akcansa Cimento AS                                          982            5,283
Aksigorta AS                                              2,511            8,633
Anadolu Efes Biracilik Ve Malt Sanayii AS                 1,158           28,753
Arcelik AS                                                2,051           12,797
Aygaz AS *                                                1,336            3,913
Cimsa Cimento Sanayi VE Tica AS                             747            4,423
Dogan Sirketler Grubu Holdings AS                         5,280           17,480
Dogan Yayin Holding AS *                                  4,369           16,689
Dogus Otomotiv Servis ve Ticaret AS                         790            3,370
Eregli Demir ve Celik Fabrikalari TAS                     4,004           16,952
Ford Otomotiv Sanayi AS                                   1,440           11,643
HACI Omer Sabanci Holdings, AS                            9,232           28,800
Hurriyet Gazetecilik AS                                   3,847           10,581
Is Gayrimenkul Yatirim Ortakligi AS                       3,046            5,023
KOC Holdings AS *                                         4,718           18,323
Migros Turk TAS *                                         1,623           13,433
Petkim Petrokimya Holding AS *                            1,680            5,669
Tofas Turk Otomobil Fabrik AS                             2,564            6,301
Trakya Cam Sanayi AS                                      1,634            4,973
Tupras Turkiye Petrol Rafine AS                           1,798           30,335
Turk Sise ve Cam Fabrikalari AS *                         3,041            8,983
Turkcell Iletisim Hizmetleri AS - ADR (a)                 2,843           35,537
Turkiye Garanti Bankasi AS                               19,387           58,259
Turkiye Is Bankasi AS                                    14,137           82,804
Turkiye Vakiflar Bankasi Tao                              7,872           35,082
Ulker Gida Sanayi ve Ticaret AS                           1,484            3,911
Vestel Elektronik Sanayi AS *                             1,632            4,239
Yapi ve Kredi Bankasi AS *                               17,510           28,427
                                                                  --------------
                                                                         587,144

UNITED KINGDOM - 17.61%
3I Group PLC                                             10,739          178,527
Aegis Group PLC                                          19,151           49,415
Aggreko PLC                                               4,157           20,635
Alliance Unichem PLC                                      4,921           85,310
AMEC PLC                                                  6,569           44,666
Amvescap PLC                                             14,973          145,422
Anglo American PLC                                       27,926        1,126,747
ARM Holdings PLC                                         26,923           58,500
Arriva PLC                                                3,852           38,855
Associated British Ports Holdings PLC                     5,886           84,950
AstraZeneca Group PLC                                    31,745        1,679,240
Aviva PLC                                                48,941          680,220
BAA PLC                                                  21,758          355,596
BAE Systems PLC                                          65,825          471,006
Barclays PLC                                            130,769        1,513,788
Barratt Developments PLC                                  4,483           77,088
BBA Group PLC                                             9,142           42,169

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Bellway PLC                                               2,214   $       46,738
Berkeley Group Holdings PLC *                             1,981           41,189
BG Group PLC                                             72,316          961,757
BHP Billiton PLC                                         50,312          989,540
BICC PLC                                                  7,829           49,201
BOC Group PLC                                            10,073          295,665
Boots Group PLC (a)                                      10,067          132,942
Bovis Homes Group PLC                                     2,613           40,135
BP PLC                                                  415,104        4,859,701
Brambles Industries, Ltd.                                13,503          109,836
Britannic Group PLC                                       3,919           50,175
British Airways PLC *                                    12,165           77,589
British American Tobacco Australasia, Ltd.               32,059          803,487
British Land Company PLC                                 10,471          248,310
British Sky Broadcasting Group PLC                       24,787          246,774
Brixton PLC                                               5,015           45,184
BT Group PLC                                            171,464          752,359
Bunzl PLC                                                 6,810           78,259
Burberry Group PLC                                        9,066           74,211
Cadbury Schweppes PLC                                    42,658          408,713
Capita Group PLC                                         12,774          109,050
Carnival PLC                                              3,450          140,363
Carphone Warehouse                                        5,187           31,480
Cattles PLC                                               5,644           37,002
Centrica PLC                                             74,743          389,914
Charter Plc *                                             2,133           32,743
Close Brothers Group PLC                                  2,373           43,383
Cobham PLC                                               22,160           70,358
Collins Stewart Tullett PLC                               2,993           40,254
Compass Group PLC                                        44,063          195,199
Cookson Group PLC                                         3,285           30,628
Corus Group PLC                                          18,434          134,926
CSR PLC *                                                 1,883           51,073
Daily Mail and General Trust PLC                          6,226           75,688
Davis Service Group PLC                                   2,751           22,995
De La Rue PLC                                             3,325           32,667
Diageo PLC                                               55,959          919,268
Dixons Group PLC                                         36,133          131,812
E D & F Manitoba Treasury Management PLC                  6,013          263,447
Electrocomponents PLC                                     8,643           41,000
EMAP PLC                                                  5,016           82,213
EMI Group PLC                                            15,447           78,991
Enterprise Inns PLC                                       6,717          117,390
First Choice Holidays PLC                                 7,552           30,414
FirstGroup PLC                                            7,722           57,966
FKI PLC                                                   9,466           19,061
Friends Provident Ethical Investment Trust PLC           38,864          129,217
Gallaher Group PLC                                       13,488          208,438
George Wimpey PLC                                         7,901           68,447
GKN PLC                                                  14,104           71,793
GlaxoSmithKline PLC                                     117,020        3,244,101
Great Portland Estates PLC                                3,281           28,747

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Group 4 Securicor PLC                                    22,508   $       73,676
GUS PLC                                                  17,924          310,563
Hammerson PLC                                             5,810          123,522
Hanson PLC                                               14,827          181,359
Hays PLC                                                 29,667           89,330
HBOS PLC                                                 78,606        1,346,525
HMV Group PLC                                             6,714           20,657
HSBC Holdings PLC                                       227,798        3,966,180
ICAP PLC                                                  8,948           82,632
IMI PLC                                                   6,793           63,812
Imperial Chemical Industries PLC                         24,504          164,550
Imperial Tobacco Group PLC                               14,473          443,250
Inchcape Plc                                              8,832           72,834
InterContinental Hotels Group PLC                         8,570          146,162
International Power PLC                                  30,333          164,631
Intertek Group PLC                                        3,065           39,700
Invensys PLC *                                          113,023           49,222
Investec PLC *                                            1,023           54,996
ITV PLC                                                  83,385          165,564
J Sainsbury PLC                                          27,911          166,778
Johnson Matthey PLC                                       4,091          103,375
Kesa Electricals PLC                                     10,401           57,717
Kingfisher PLC                                           47,523          201,625
Ladbrokes PLC                                            11,390           84,807
Land Securities Group PLC                                 9,440          321,822
Legal & General Group PLC                               131,119          314,375
Liberty International PLC                                 4,478           87,319
Lloyds TSB Group PLC                                    114,067        1,075,801
Logicacmg PLC                                            21,882           70,807
London Stock Exchange Group PLC                           3,980           82,454
Marks & Spencer Group PLC                                33,365          339,362
Meggitt PLC                                               8,411           46,714
MFI Furniture Group PLC (a)                               9,729           21,003
Michael Page International Plc                            4,275           31,671
Misys PLC                                                 9,647           32,481
National Express Group PLC                                2,690           40,209
National Grid PLC ADR                                    54,306          616,952
Next Group PLC                                            4,832          147,080
Old Mutual PLC                                          111,523          351,473
Pearson PLC                                              16,204          218,994
Persimmon PLC                                             5,618          126,280
Pilkington PLC                                           20,322           62,333
Premier Farnell PLC                                       6,379           23,151
Provident Financial PLC                                   5,072           57,764
Prudential Corp. PLC                                     49,718          542,944
Punch Taverns PLC                                         5,573           89,515
Rank Group PLC                                           12,301           47,696
Reckitt Benckiser PLC                                    12,473          459,099
Reed Elsevier PLC                                        25,813          251,428
Rentokil Initial PLC                                     35,146           95,459
Reuters Group PLC                                        28,199          199,927
Rexam PLC                                                11,508          103,254

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Rio Tinto PLC                                            21,436   $    1,189,729
Rolls-Royce Group PLC - B Shares *                    1,206,250            2,259
Rolls-Royce Group PLC *                                  36,219          280,194
Royal & Sun Alliance PLC                                 62,837          150,954
Royal Bank of Scotland Group PLC                         64,051        2,068,406
SAB Miller PLC                                           18,509          346,008
Schroders PLC                                             2,444           46,833
Scottish & Newcastle PLC                                 15,761          146,285
Scottish & Southern Energy PLC                           17,333          366,881
Scottish Power PLC *                                     30,492          318,993
Serco Group PLC                                           9,062           53,427
Severn Trent PLC                                          7,147          150,742
Signet Group PLC                                         36,125           63,946
Slough Estates PLC                                        7,854           89,521
Smith & Nephew PLC                                       19,062          155,857
Smiths Group PLC                                         11,395          189,326
Sportingbet PLC                                           5,228           41,252
SSL International PLC                                     3,083           16,213
Stagecoach Group PLC                                     17,628           33,598
Tate & Lyle PLC                                           9,060           96,903
Taylor Woodrow PLC                                       11,265           70,900
Tesco PLC                                               158,764          953,131
The Sage Group PLC                                       26,621          115,562
Tomkins PLC                                              14,939           78,912
Travis Perkins PLC                                        2,254           64,471
Trinity Mirror PLC                                        5,754           54,861
Unilever PLC                                             25,199          564,050
United Business Media PLC                                 5,512           67,473
United Utilities PLC                                     17,560          217,255
Vodafone Group PLC                                    1,270,971        2,928,285
Whitbread PLC                                             5,365          105,419
William Hill PLC                                          7,627           87,934
Wolseley PLC                                             11,923          278,276
WPP Group PLC                                            24,102          297,291
Xstrata PLC                                               8,701          347,153
Yell Group PLC                                           14,063          132,106
Yorkshire Water PLC                                       7,227          101,936
                                                                  --------------
                                                                      50,197,103

UNITED STATES - 1.64%
iShares FTSE/Xinhua China 25 Index Fund * (a)             6,806          498,676
iShares MSCI Brazil Index Fund (a)                       29,713        1,097,895
iShares MSCI Malaysia Index Fund (a)                    140,848        1,060,585
iShares MSCI South Korea Index Fund (a)                  43,163        1,955,284
Southern Copper Corp. (a)                                   700           59,605
                                                                  --------------
                                                                       4,672,045

COMMON STOCKS - 95.72%

BRAZIL - 0.77%
CIA de Bebidas das Americas, ADR, PFD Shares              2,916          119,527
                                                                  --------------
TOTAL COMMON STOCKS (Cost $252,742,872)                           $  272,779,195
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
PREFERRED STOCKS - 0.31%

BRAZIL - 0.15%
Banco Bradesco SA                                         6,900   $      211,238
Banco Itau Holding Financeira SA *                        7,800          204,978
                                                                  --------------
                                                                         416,216

GERMANY - 0.16%
Henkel KGaA-Vorzug, Non-Voting (a)                        1,204          135,716
Porsche AG, Non-Voting                                      161          156,256
RWE AG, Non-Voting                                          766           59,224
Volkswagen AG, Non-Voting                                 2,041          102,879
                                                                  --------------
                                                                         454,075

SOUTH AFRICA - 0.00%
Lereko Mobility Proprietary, Ltd.                            64              386
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $859,282)                            $      870,677
                                                                  --------------

RIGHTS - 0.00%

ITALY - 0.00%
Lottomatica SpA                                             576            1,493

LUXEMBOURG - 0.00%
Oriflame Cosmetics SA, GDR                                  550              583

PORTUGAL - 0.00%
Banco Espirito Santo SA                                     368                0

SPAIN - 0.00%
Abertis Infraestructuras SA                               4,428            5,228
Sacyr Vallehermoso SA                                     2,249            2,597
Zeltia SA                                                    61                0
                                                                  --------------
                                                                           7,825
                                                                  --------------
TOTAL RIGHTS (Cost $0)                                            $        9,901
                                                                  --------------

SHORT TERM INVESTMENTS - 25.00%
AIM Short-Term Investment Trust,
   STIC Prime Portfolio, Institutional
   Class                                         $   10,940,552   $   10,940,552
State Street Navigator Securities Lending
   Prime Portfolio (c)                               60,245,227       60,245,227
Yellow Pages Income Fund                         CAD      4,800           71,157
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $71,256,848)                                                $   71,256,936
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX
   FUND)
   (COST $324,859,002) - 121.03%                                  $  344,916,709
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.03)%                     (59,942,506)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  284,974,203
                                                                  ==============

INTERNATIONAL OPPORTUNITIES FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.95%

AUSTRALIA - 1.02%
CSL, Ltd. (a)                                           134,192   $    5,194,914

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRIA - 1.53%
Erste Bank der Oesterreichischen
   Sparkassen AG (a)                                    137,119   $    7,826,614

BERMUDA - 3.47%
Esprit Holdings, Ltd.                                 1,223,500        9,897,272
Shangri-La Asia, Ltd.                                 4,035,778        7,856,010
                                                                  --------------
                                                                      17,753,282

BRAZIL - 2.55%
Gafisa SA *                                             251,932        2,520,195
Petroleo Brasileiro SA, ADR                              67,333        5,847,871
Unibanco - Uniao De Bancos Brasileiros SA,
   ADR                                                   72,648        4,637,122
                                                                  --------------
                                                                      13,005,188

CANADA - 6.69%
Canadian National Railway Company                       235,289       10,517,418
Shoppers Drug Mart Corp.                                270,401       10,297,255
Talisman Energy, Inc.                                   736,016       13,380,289
                                                                  --------------
                                                                      34,194,962

CHINA - 0.98%
CNOOC, Ltd., ADR (a)                                     65,211        5,017,986

FRANCE - 9.22%
JC Decaux SA (a)                                        169,647        4,839,463
LVMH Moet Hennessy SA (a)                               130,166       12,811,631
Vallourec (a)                                            12,890       16,177,196
Veolia Environnement SA (a)                             239,816       13,309,929
                                                                  --------------
                                                                      47,138,219

GERMANY - 7.07%
Continental AG (a)                                      162,856       17,811,797
Hypo Real Estate Holding AG (a)                         206,067       13,039,320
Metro AG (a)                                             93,067        5,257,233
                                                                  --------------
                                                                      36,108,350

INDIA - 0.98%
ICICI Bank, Ltd., SADR                                  188,393        5,011,254

IRELAND - 1.11%
Anglo Irish Bank Corp. PLC                              359,334        5,673,285

ITALY - 0.20%
Saras SpA Raffinerie Sarde *                            157,558        1,030,140

JAPAN - 17.66%
Credit Saison Company, Ltd.                             148,876        7,452,087
Fanuc, Ltd.                                              60,438        5,345,352
Marubeni Corp.                                        2,273,000       12,288,675
Misawa Homes Holdings, Inc. * (a)                             0                0
Mitsubishi UFJ Financial Group, Inc.                        907       12,359,920
Murata Manufacturing Company, Ltd.                       75,069        4,827,416
Nippon Electric Glass Company, Ltd. (a)                 404,305        8,822,510
Sega Sammy Holdings, Inc.                               273,518       10,840,838
Seiyu, Ltd. * (a)                                     2,240,000        4,608,684
Sumitomo Realty &
   Development Company, Ltd. (a)                        193,958        4,664,321
Toyota Motor Corp.                                      224,335       11,848,644

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Yamada Denki Company, Ltd.                               70,228   $    7,199,504
                                                                  --------------
                                                                      90,257,951

MEXICO - 6.21%
America Movil S.A. de C.V., Series L                    496,388       16,212,032
Cemex SA, ADR                                           272,101       15,501,594
                                                                  --------------
                                                                      31,713,626

NORWAY - 1.51%
Acergy SA * (a)                                         516,691        7,701,137

SINGAPORE - 2.91%
CapitaLand, Ltd.                                      1,782,587        4,637,294
DBS Group Holdings, Ltd. (a)                            930,000       10,208,432
                                                                  --------------
                                                                      14,845,726

SOUTH KOREA - 1.92%
Samsung Electronics Company, Ltd., GDR                   31,053        9,812,748

SWEDEN - 1.39%
Telefonaktiebolaget LM Ericsson, SADR                   221,652        7,099,514

SWITZERLAND - 15.91%
ABB, Ltd. (a)                                         1,150,213       14,567,441
Lonza Group AG (a)                                      184,993       12,657,936
Roche Holdings AG (a)                                   101,638       15,856,514
Syngenta AG *                                           128,345       17,679,829
UBS AG (a)                                              181,267       20,542,451
                                                                  --------------
                                                                      81,304,171

UNITED KINGDOM - 13.62%
BAE Systems PLC                                       1,261,618        9,027,424
BHP Billiton PLC                                        468,286        9,210,286
BP PLC                                                  853,564        9,992,835
Carphone Warehouse                                      847,055        5,140,783
Diageo PLC                                              761,170       12,504,141
GlaxoSmithKline PLC                                     457,062       12,670,958
Reckitt Benckiser PLC                                   299,938       11,039,939
                                                                  --------------
                                                                      69,586,366
                                                                  --------------
TOTAL COMMON STOCKS (Cost $440,363,525)                           $  490,275,433
                                                                  --------------

SHORT TERM INVESTMENTS - 25.12%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $  128,351,748   $  128,351,748
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $128,351,748)                                            $  128,351,748
                                                                  --------------

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 4.22%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at 3.70% to
   be repurchased at $21,593,219 on 6/1/2006,
   collateralized by $21,970,000 Federal Home
   Loan Mortgage Corporation, 5.125% due
   10/24/2007 (valued at $22,024,925,
   including interest) (c)                       $   21,591,000   $   21,591,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,591,000)                                                $   21,591,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL OPPORTUNITIES
   FUND) (COST $590,306,273) - 125.29%                            $  640,218,181
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.29)%                                                         (129,242,884)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  510,975,297
                                                                  ==============

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Banking           12.97%
Chemicals          5.94%
Electronics        5.60%
Pharmaceuticals    5.58%
Retail Trade       5.28%

INTERNATIONAL SMALL CAP FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 94.21%

AUSTRALIA - 3.87%
Billabong International, Ltd. (a)                       324,316   $    3,551,996
Downer EDI, Ltd.                                        347,100        2,209,950
PaperlinX, Ltd. (a)                                   2,195,958        5,034,640
Repco Corp., Ltd.                                     2,650,813        3,447,226
                                                                  --------------
                                                                      14,243,812

BELGIUM - 1.21%
Barco NV (a)                                             50,160        4,460,692

BERMUDA - 5.46%
Giordano International, Ltd.                          9,100,365        4,692,633
Ngai Lik Industrial Holding, Ltd.                    18,284,513        2,003,550
People's Food Holdings, Ltd.                         10,481,174        7,448,314
Texwinca Holdings, Ltd.                               5,486,907        3,784,245
Yue Yuen Industrial Holdings, Ltd.                      789,333        2,162,305
                                                                  --------------
                                                                      20,091,047

BRAZIL - 0.54%
Companhia de Saneamento de Minas Gerais *               244,500        1,975,371

CANADA - 8.84%
CAE, Inc.                                               225,812        1,865,217
Domtar, Inc.                                            431,222        2,819,032
Dorel Industries, Inc. *                                123,900        3,033,185

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Legacy Hotels Real Estate Investment, REIT              624,001   $    4,554,545
Linamar Corp.                                            98,217        1,349,159
MDS, Inc.                                               280,877        5,271,696
North West Company                                      155,533        5,639,464
Open Text Corp. *                                       357,953        5,147,461
Quebecor World, Inc.                                    285,346        2,845,957
                                                                  --------------
                                                                      32,525,716

CAYMAN ISLANDS - 0.33%
TCL Communication Technology Holdings, Ltd. *        37,286,192        1,201,672

CHINA - 0.53%
BYD Company, Ltd., H Shares *                           993,269        1,933,489

DENMARK - 2.44%
Vestas Wind Systems AS (a)                              347,110        8,959,065

FINLAND - 2.36%
Amer Group Oyj                                          222,914        4,596,896
Huhtamaki Oyj (a)                                       227,926        4,091,882
                                                                  --------------
                                                                       8,688,778

GERMANY - 3.20%
Jenoptik AG *                                           679,455        6,216,726
Vossloh AG (a)                                          110,805        5,536,901
                                                                  --------------
                                                                      11,753,627

HONG KONG - 7.17%
China Oilfield Services Ltd., H shares                8,017,031        4,134,008
China Pharmaceutical Group, Ltd. *                    8,402,384          931,534
China Resource Power Holdings, Ltd.                   4,873,273        3,643,733
Chitaly Holdings, Ltd.                                9,456,729        2,560,107
Dah Sing Financial Group                                371,574        3,017,753
Fountain Set Holdings, Ltd.                          11,313,425        4,047,202
Lerado Group Holdings                                12,649,682          880,585
TCL Multimedia Technology Holdings, Ltd. *           13,861,942        1,661,900
Travelsky Technology, Ltd.                            2,277,566        2,789,282
Weiqiao Textile Company, Ltd.                         2,136,106        2,684,882
                                                                  --------------
                                                                      26,350,986

INDONESIA - 0.45%
Astra International Tbk PT                            1,560,881        1,652,797
PT Indonesian Satellite Corp.                             2,571            1,389
                                                                  --------------
                                                                       1,654,186

JAPAN - 5.03%
Meitec Corp. (a)                                        114,611        3,613,653
Nichii Gakkan Company, Ltd. (a)                         235,466        4,802,647
Sohgo Security Services Company, Ltd. (a)               462,573        7,811,520
Tokyo Individualized Educational Institute,
   Inc. (a)                                             509,085        2,276,203
                                                                  --------------
                                                                      18,504,023

LUXEMBOURG - 0.70%
Thiel Logistik AG *                                     577,341        2,585,647

MEXICO - 0.07%
Promotora Ambiental SA de CV *                          226,581          249,839

NETHERLANDS - 7.02%
Aalberts Industries NV                                   46,833        3,476,697

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
Draka Holdings * (a)                                    216,668   $    3,600,610
Imtech NV                                                20,798        1,022,190
OPG Groep NV                                             68,477        6,225,813
Pyaterochka Holding NV, GDR-USD *                        31,845          527,035
Pyaterochka Holding NV-GBP *                            108,308        1,787,082
SBM Offshore NV                                          29,476        3,164,069
Vedior NV                                               280,804        6,028,520
                                                                  --------------
                                                                      25,832,016

NORWAY - 0.74%
Prosafe ASA (a)                                          47,544        2,705,323

SINGAPORE - 3.00%
Bio-Treat Technology, Ltd.                            2,969,612        2,148,001
Huan Hsin Holdings, Ltd.                              3,335,298        1,142,769
Osim International                                    3,083,008        2,934,242
Venture Corp., Ltd.                                     668,229        4,791,084
                                                                  --------------
                                                                      11,016,096

SOUTH KOREA - 7.50%
Daeduck Electronics Company, Ltd.                       448,800        3,858,247
Daegu Bank                                              405,850        6,716,245
Halla Climate Control Company, Ltd.                     693,940        6,824,196
Pusan Bank                                              495,420        6,391,164
Sindo Ricoh Company, Ltd.                                57,080        2,643,654
Youngone Corp.                                          269,520        1,148,531
                                                                  --------------
                                                                      27,582,037

SWEDEN - 1.48%
D. Carnegie & Company AB                                270,066        5,443,484

SWITZERLAND - 2.26%
Kuoni Reisen Holding AG, Series B *                       4,610        2,526,884
Verwaltungs-und Privat-Bank AG                           25,155        5,792,508
                                                                  --------------
                                                                       8,319,392

TAIWAN - 9.80%
Acbel Polytech, Inc.                                  5,000,000        2,348,993
D-Link Corp.                                          8,906,000       10,786,727
Fu Sheng Industrial Company, Ltd.                     4,733,000        4,809,088
Giant Manufacturing Company, Ltd.                       850,000        1,369,128
KYE System Corp.                                      2,993,000        2,760,829
Pihsiang Machinery Mfg. Company, Ltd.                   833,000        1,630,376
Taiwan Fu Hsing                                       2,886,000        3,256,716
Taiwan Green Point Enterprises Company, Ltd.          2,330,000        6,145,934
Test-Rite International Company, Ltd.                 3,936,000        2,930,345
                                                                  --------------
                                                                      36,038,136

THAILAND - 3.84%
BEC World, Public Company, Ltd.                       5,959,479        2,534,950
Glow Energy PCL                                       6,865,525        5,227,786
Total Access Communication PCL *                      1,766,412        6,359,083
                                                                  --------------
                                                                      14,121,819

UNITED KINGDOM - 13.64%
Bodycote International                                1,043,903        5,191,553
Burberry Group PLC                                      336,989        2,758,479

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Cambridge Antibody Technology Group PLC *               362,584   $    8,863,225
DS Smith PLC                                          1,108,462        3,166,382
DX Services PLC                                       1,343,454        8,178,596
Future PLC                                            1,829,000        1,387,527
Game Group PLC                                        6,340,196        9,322,770
iSOFT Group PLC                                       1,856,079        3,050,817
John Wood Group PLC                                     801,703        3,498,985
Yule Catto & Company PLC                              1,036,184        4,755,274
                                                                  --------------
                                                                      50,173,608

UNITED STATES - 2.73%
CAE, Inc.                                                95,766          800,604
GSI Group, Inc. *                                       381,584        3,598,337
Quebecor World, Inc.                                    146,526        1,463,795
Steiner Leisure, Ltd. *                                 100,245        4,179,214
                                                                  --------------
                                                                      10,041,950
                                                                  --------------
TOTAL COMMON STOCKS (Cost $313,160,782)                           $  346,451,811
                                                                  --------------

PREFERRED STOCKS - 0.69%

GERMANY - 0.69%
Hugo Boss AG                                             61,497        2,539,519
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $2,062,313)                          $    2,539,519
                                                                  --------------
SHORT TERM INVESTMENTS - 6.61%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $24,299,766   $   24,299,766
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $24,299,766)                                             $   24,299,766
                                                                  --------------

REPURCHASE AGREEMENTS - 2.80%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $10,289,057 on 06/01/2006,
   collateralized by $10,330,000 Federal
   National Mortgage Association, 3.58% due
   06/02/2008 (valued at $10,497,863,
   including interest) (c)                       $10,288,000      $   10,288,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $10,288,000)                                             $   10,288,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL
   CAP FUND)
   (COST $349,810,861) - 104.31%                                  $  383,579,096
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (4.31)%                                                           (15,860,642)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  367,718,454
                                                                  ==============

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Electrical Equipment             5.99%
Apparel & Textiles               5.58%
Banking                          5.14%
Business Services                4.75%
Computers & Business Equipment   4.60%

INTERNATIONAL SMALL COMPANY FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.75%

AUSTRALIA - 5.18%
ABB Grain Ltd.                                           14,140   $       76,529
Adelaide Bank, Ltd.                                       9,846           91,627
Adsteam Marine, Ltd.                                     28,262           40,365
Alesco Corp., Ltd.                                        5,414           39,680
Amalgamated Holdings, Ltd.                                1,198            4,458
ARB Corp., Ltd.                                          16,596           39,921
Aspen Group                                              35,509           40,972
Austal Ltd. *                                            18,319           34,701
Austar United Communications, Ltd. *                     85,750           76,705
Austereo Group, Ltd.                                     31,516           38,616
Australian Agricultural Company, Ltd.                    26,185           36,906
Australian Pipeline Trust                                 8,282           25,338
Australian Worldwide Exploration, Ltd. *                 27,469           61,945
Babcock & Brown Environmental
   Investments, Ltd. *                                   19,026           40,760
Ballarat Goldfields NL *                                103,838           24,197
Bank of Queensland, Ltd.                                  7,468           77,469
Beach Petroleum, Ltd.                                    39,172           42,402
Billabong International, Ltd.                           151,435        1,658,557
Boom Logistics, Ltd.                                     13,319           42,651
Bradken Ltd.                                             11,400           43,704
Cabcharge Australia Ltd.                                  8,734           40,705
Campbell Brothers, Ltd.                                   2,619           30,712
Cellestis, Ltd. *                                        15,855           43,978
City Pacific, Ltd.                                       14,563           39,847
Commander Communications, Ltd. *                         25,046           38,596
Compass Resources NL *                                   15,577           44,963
Corporate Express Australia, Ltd.                         8,894           41,785
Count Financial, Ltd.                                    24,455           44,119
Crane Group, Ltd.                                         4,162           38,794
David Jones, Ltd. (a)                                    41,159           86,320
Downer EDI, Ltd.                                        573,938        3,654,205
Energy Developments, Ltd.                                12,931           40,339
Equigold NL                                              27,470           33,245
FKP Property Group                                       19,603           81,782
Fleetwood Corp., Ltd.                                     7,891           37,132
Funtastic, Ltd.                                          32,287           39,560
Futuris Corp., Ltd.                                      30,295           49,872
GrainCorp., Ltd.                                          3,774           27,376
Great Southern Plantations, Ltd.                         12,707           36,393
GUD Holdings, Ltd.                                        6,613           38,674
Gunns, Ltd.                                              16,001           35,843

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Hills Industries, Ltd.                                   11,658   $       39,610
HPAL, Ltd.                                               31,154           40,748
IBA Health, Ltd.                                         60,537           39,135
Incitec Pivot, Ltd.                                       3,555           58,790
Invocare, Ltd.                                           11,197           37,960
IOOF Holdings, Ltd.                                       6,473           38,196
Iress Market Technology, Ltd.                             9,995           40,196
IWL, Ltd.                                                11,971           40,134
JB Hi-Fi, Ltd.                                           10,698           38,198
Jubilee Mines NL                                          7,732           42,080
Just Group, Ltd.                                         15,700           40,716
Kingsgate Consolidated, Ltd.                             11,709           43,392
MacArthur Coal, Ltd.                                     12,246           42,805
Macmahon Holdings Ltd.                                   44,000           23,483
Miller's Retail, Ltd. *                                  29,126           36,563
Mineral Deposits, Ltd. *                                 39,608           40,492
Monadelphous Group, Ltd.                                  8,229           38,228
Mount Gibson Iron, Ltd. *                                64,184           44,387
New Hope Corp., Ltd.                                     82,455           81,816
OAMPs, Ltd.                                              15,524           38,509
Oceana Gold, Ltd. *                                      73,000           43,899
Pacifica Group. Ltd.                                     20,331           35,150
Pan Australian Resources, Ltd. *                        123,891           29,801
PaperlinX, Ltd.                                         707,704        1,622,542
Peptech, Ltd. *                                          37,842           36,980
Perilya, Ltd.                                            22,014           47,493
Petsec Energy, Ltd, *                                    19,163           46,960
Pharmaxis, Ltd. *                                        22,639           34,035
Primary Health Care, Ltd.                                 8,875           78,055
Rebel Sport, Ltd.                                        10,898           28,263
Roc Oil Company, Ltd. *                                  14,799           44,720
Rural Press, Ltd.                                         2,124           17,132
S8, Ltd.                                                 12,001           36,806
ServCorp, Ltd.                                            4,727           20,609
Silex Systems, Ltd. *                                    13,874           38,379
Sino Gold, Ltd. *                                        12,685           47,677
Sino Strategic International, Ltd. *                     11,948           31,435
Skilled Group, Ltd.                                       2,875            9,423
Smorgon Steel Group, Ltd.                                39,905           39,895
Spotless Group, Ltd.                                     10,410           37,952
St. Barbara, Ltd. *                                     100,516           46,090
Straits Resources, Ltd.                                  14,399           42,646
STW Communications Group, Ltd.                           17,758           39,913
Sunland Group, Ltd.                                      20,548           34,290
Thakral Holdings Group                                   66,469           38,473
Vision Group Holdings, Ltd.                              10,200           30,133
Vision Systems, Ltd. *                                   30,230           41,358
Western Areas NL *                                       27,319           42,714
WHK Group, Ltd.                                           9,096           37,264
                                                                  --------------
                                                                      10,587,268

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUSTRIA - 2.11%
Wienerberger Baustoffindustrie AG                        84,077   $    4,315,675

BELGIUM - 0.23%
Barco NV (a)                                                518           46,065
CFE (CIE Francois D'enter)                                   34           35,406
Icos Vision Systems NV *                                    922           41,162
Innogenetics *                                            3,366           43,021
Ion Beam Applications *                                   2,557           42,624
Melexis NV                                                2,471           41,539
Omega Pharma SA                                             901           61,337
Option NV *                                               1,821           43,768
Quick Restaurants SA                                      1,233           43,069
SA D'Ieteren Trading NV                                     141           41,978
VAN DE Velde                                                174           36,842
                                                                  --------------
                                                                         476,811

BERMUDA - 0.78%
Giordano International, Ltd.                          1,973,708        1,017,749
Texwinca Holdings, Ltd.                                 833,961          575,171
                                                                  --------------
                                                                       1,592,920

BRAZIL - 2.30%
Aracruz Celulose SA, ADR (a)                             92,153        4,713,626

CANADA - 5.81%
Algoma Steel, Inc. *                                        800           24,372
Angiotech Pharmaceuticals, Inc. *                         3,200           44,392
ATS Automation Tooling Systems, Inc. *                    1,000           10,336
CAE, Inc.                                               298,402        2,464,813
Calfrac Well Services, Ltd.                               1,024           28,225
Centurion Energy International, Inc. *                    5,700           39,692
Denison Mines, Inc. *                                     1,017           13,048
Domtar, Inc.                                            381,188        2,491,944
Enerflex Systems, Ltd.                                      781           22,618
Forzani Group, Ltd. *                                       200            2,709
Galleon Energy, Inc. *                                      775           20,968
High River Gold Mines, Ltd. *                             5,100           10,219
Kingsway Financial Services, Inc.                         2,100           42,099
Laurentian Bank of Canada                                   100            2,873
Linamar Corp.                                           290,762        3,994,056
Mega Bloks, Inc. *                                        2,100           41,604
Mosaid Technologies, Inc.                                 1,600           43,159
North West Company                                       18,961          687,506
Northern Orion Resources, Inc. *                          8,000           39,750
Open Text Corp. *                                        71,989        1,035,221
Patheon, Inc. *                                           3,767           23,601
Petrobank Energy & Resources, Ltd. *                      3,000           47,031
QLT, Inc. *                                               5,400           38,435
Quebecor World, Inc.                                     55,545          553,990
Reitman's Canada, Ltd.                                      400            7,798
Saskatchewan Wheat Pool *                                 2,800           19,675
ShawCor, Ltd.                                             1,400           23,484
Sierra Wireless, Inc. *                                     950           16,004
Tesco Corp. *                                             2,100           42,861
Tundra Semiconductor Corp. *                                600            9,004

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Zarlink Semiconductor, Inc. *                            12,600   $       33,474
                                                                  --------------
                                                                      11,874,961

DENMARK - 0.31%
Alm. Brand Skadesforsikring A/S *                           700           38,002
Amagerbanken A/S                                            400           30,284
AS Det Ostasiatiske Kompagni                              1,050           42,052
Bang & Olufsen AS - B Series                                350           41,193
DiBa Bank A/S                                               110           35,963
EDB Gruppen                                                 700           41,434
Fionia Bank A/S                                             125           33,338
Fluegger A/S                                                300           33,554
Forstaedernes Bank A/S                                      275           36,909
Genmab AS *                                               2,600           83,437
Nordjyske Bank A/S                                        1,190           35,424
Royal UNIBREW A/S                                           375           38,070
SimCorp. A/S                                                500           77,001
TK Development Corp. *                                    3,000           39,232
Vestjysk Bank A/S                                           700           34,207
                                                                  --------------
                                                                         640,100

FINLAND - 4.68%
Amer Group Oyj                                          129,043        2,661,104
Huhtamaki Oyj (a)                                       135,117        2,425,712
KCI Konecranes Oyj                                       88,484        1,806,535
Metso Oyj                                                75,327        2,682,410
                                                                  --------------
                                                                       9,575,761

FRANCE - 1.45%
Alten *                                                   1,090           38,368
Altran Technologies SA *                                  6,114           76,104
April Group                                               1,015           55,369
Archos *                                                    710           37,355
Assystem                                                  1,340           42,404
Avanquest Software *                                      1,218           31,541
Bacou Dalloz                                                319           37,559
Beneteau SA                                               1,308          109,018
Bonduelle S.C.A.                                            486           39,166
Bongrain SA                                                 588           40,369
Bull SA *                                                 4,481           45,139
Canal Plus                                                3,497           35,451
Carbone Lorraine                                            765           42,409
Cegid                                                       872           40,787
CFF Recycling                                             1,115           41,279
Club Mediterranee * (a)                                     826           50,242
Delachaux SA                                                166           49,761
Electricite de Strasbourg                                   386           67,861
Etam Developpement SA                                       487           34,466
Fleury Michon SA                                            344           18,761
Foncia Groupe                                             1,152           48,991
Geodis                                                      235           38,027
GFI Informatique *                                        4,848           40,127
GL Events                                                   722           31,038
Groupe Crit                                                 930           42,176

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Groupe Go Sport *                                           364   $       34,029
Groupe Steria SCA                                         1,693           95,874
Guerbet                                                     312           53,050
Guyenne et Gascogne SA                                      378           43,559
IMS-Intl Metal Service                                    1,512           34,770
Ingenico *                                                2,456           54,587
IPSOS                                                       364           48,859
Kaufman & Broad SA                                        1,531           81,337
Lafuma SA                                                   416           36,834
Laurent-Perrier                                             490           39,614
LISI                                                        610           41,135
Manitou BF SA                                             1,243           59,209
Manutan (Societe)                                           694           46,711
Mr Bricolage                                              1,756           35,401
Nexans SA (a)                                             1,224           94,635
Norbert Dentressangle                                       531           36,796
Orpea *                                                     931           68,994
Penauille Polyservices *                                  2,528           42,627
Petit Forestier                                             643           40,266
Pierre & Vacances                                           489           44,836
Pinguely-Haulotte                                         1,656           46,284
Provimi SA                                                1,715           57,220
Radiall SA *                                                349           36,724
Robertet SA                                                 258           40,392
SEB SA (a)                                                  604           67,704
Sopra Group SA                                              572           48,555
SR Teleperformance *                                      1,580           69,098
Stallergenes                                                293           44,480
Sucriere de Pithiviers-Le-Vieil                              53           50,329
Synergie SA                                                 816           38,189
Toupargel-Agrigel                                           936           51,396
Trigano SA                                                1,311           67,125
Viel et Compagnie                                         7,076           38,137
Vilmorin et Compagnie                                       901           69,315
Virbac SA                                                   649           35,637
Vranken - Pommery Monopole                                  721           39,322
                                                                  --------------
                                                                       2,966,798

GERMANY - 1.82%
Aareal Bank AG *                                            997           42,924
Adlink Internet Media AG *                                1,815           33,912
ADVA AG Optical Networking *                              4,237           46,922
Aixtron AG * (a)                                          9,268           33,182
Baader Wertpapierhandelsbank AG                           2,770           32,916
Balda AG                                                  3,189           39,204
Bechtle AG                                                1,610           35,164
Boewe Systec AG                                             616           37,224
CENTROTEC Sustainable AG *                                1,081           42,379
Curanum AG                                                4,385           46,142
Douglas Holding AG                                        2,229          101,257
Duerr AG *                                                1,181           34,099
DVB Bank AG                                                  11            2,696

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Epcos AG * (a)                                            2,587   $       38,377
Escada AG *                                               1,204           35,458
Evotec AG *                                               8,820           36,445
Fielmann AG *                                               468           42,574
Gerry Weber International AG                              1,613           37,568
GFK AG                                                    1,033           41,504
GPC Biotech AG * (a)                                      2,679           38,676
Grenkeleasing AG                                            652           45,632
Indus Holding AG                                          1,154           44,130
IWKA AG *                                                 1,636           44,402
Jenoptik AG *                                            92,515          846,473
Kloeckner-Werke AG                                        2,621           36,997
Kontron AG *                                              3,442           38,869
Krones AG                                                   333           42,967
KSB AG *                                                    139           40,028
KWS Saat AG                                                 415           38,610
Leoni AG                                                  1,659           63,654
Mediclin AG *                                             3,253           17,324
Medion AG (a)                                             2,808           38,160
MVV Energie AG                                            1,377           38,963
Nemetschek AG                                             1,701           43,241
Pfeiffer Vacuum Technology AG *                             563           35,257
Pfleiderer AG *                                           1,986           55,558
Qiagen AG *                                               3,085           43,389
QSC AG *                                                  7,139           40,675
R Stahl AG *                                              1,092           40,638
Sartorius AG                                                997           38,395
SGL Carbon AG *                                           3,465           73,589
SHB Stuttgarter Finanz- und Beteiligungs AG                 951           42,103
Singulus Technologies * (a)                               2,735           38,501
Software AG                                               1,345           69,091
STRABAG AG *                                                320           35,065
Vossloh AG                                               18,963          947,577
Wire Card AG *                                            6,167           45,821
Wuerttembergische Lebensversicherung AG                     906           38,367
                                                                  --------------
                                                                       3,722,099

GREECE - 0.51%
Aspis Bank SA *                                           7,900           39,740
Astir Palace Hotel SA *                                   4,120           31,616
Attica Holdings SA                                        6,320           35,360
Bank of Attica *                                          5,325           34,987
Bank of Greece                                              540           68,603
Blue Star Maritime S.A.                                  12,260           44,995
C. Rokas S.A.                                             1,740           39,968
Delta Holdings SA                                         2,380           34,573
Ethniki General Insurance Company *                       5,340           44,130
Forthnet SA *                                             3,580           36,752
Fourlis SA                                                2,950           42,399
GEK Group of Companies, SA                                4,450           36,547
Halcor SA                                                 9,000           42,039
Hellenic Technodomiki Tev SA                              9,950           93,464

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Heracles General Cement Company                           2,260   $       42,284
Iaso SA                                                   5,350           36,524
Intracom SA                                               4,530           30,577
J&P-Avax SA                                               4,780           30,056
Metka SA                                                  4,120           42,507
Michaniki SA                                              7,460           33,123
Minoan Lines Shipping SA                                  7,570           36,914
Mytilineos Holdings SA                                    1,970           50,611
Terna SA                                                  2,430           33,678
Viohalco SA                                               9,160           91,216
                                                                  --------------
                                                                       1,052,663

HONG KONG - 5.13%
Asia Satellite Telecom Holdings Company, Ltd.         1,124,220        1,920,282
China Resource Power Holdings, Ltd.                   1,865,285        1,394,669
Dah Sing Financial Group                                186,285        1,512,921
Fountain Set Holdings, Ltd.                           1,260,011          450,749
Hopewell Holdings, Ltd.                                 993,357        2,702,002
Hung Hing Printing                                    1,672,216          991,626
Techtronic Industries Company, Ltd.                   1,041,707        1,510,761
                                                                  --------------
                                                                      10,483,010

HUNGARY - 0.02%
EGIS Nyrt                                                   305           40,889

INDONESIA - 0.70%
PT Indonesian Satellite Corp.                         2,654,297        1,433,980

IRELAND - 0.49%
Abbey PLC                                                 6,015           78,654
DCC PLC                                                   5,562          130,687
Dragon Oil PLC *                                         34,938          125,536
FBD Holdings PLC *                                        2,859          131,894
Greencore Group PLC - Dublin                             13,337           67,603
Iaws Group PLC, ADR                                       4,643           82,818
IFG Group PlC                                            17,394           43,526
Independent News & Media PLC - London                    41,826          122,375
Irish Continental Group PLC *                             2,896           39,913
Kenmare Resources PLC *                                  66,301           47,645
McInerney Holdings PLC                                    2,765           42,933
United Drug PLC                                          19,149           89,691
                                                                  --------------
                                                                       1,003,275

ISRAEL - 0.71%
Azorim-Investment Development & Construction
   Company, Ltd.                                          2,942           38,862
Electra (Israel) Ltd. *                                     392           41,350
Elron Electronic Industries                               3,817           39,158
Formula Systems, Ltd. *                                   3,301           39,559
Israel Salt Industries, Ltd.                              6,825           39,945
Orbotech, Ltd. *                                         45,156        1,134,319
Super-Sol, Ltd. *                                        13,963           40,583
Tadiran Communications Industries, Ltd.                   1,243           42,780
Union Bank of Israel *                                    7,661           39,364
                                                                  --------------
                                                                       1,455,920

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ITALY - 0.62%
Actelios SpA *                                            4,033   $       48,157
Amplifon SpA                                             10,972           98,629
Astaldi SpA                                               5,175           34,333
Banca Intermobiliare SpA                                  2,180           23,359
Banca Popolare dell'Etruria e del Lazio                   2,772           53,073
Banca Profilo SpA                                        11,108           34,781
Banco di Desio e della Brianza SpA                        5,472           44,589
Biesse SpA                                                3,083           49,691
Brembo SpA                                                3,900           36,459
Caltagirone Editore SpA                                   4,526           39,523
Cementir SpA                                              5,631           41,224
Credito Artigiano SpA                                     6,568           28,446
Credito Bergamasco SpA                                    1,294           45,166
De Longhi SpA                                            11,253           39,422
Esprinet SpA                                              2,526           46,515
Gemina SpA *                                              7,019           24,387
GranitiFiandre SpA                                        3,469           37,171
Impregilo SpA *                                           9,234           35,667
Interpump SpA                                             4,566           39,140
Meliorbanca SpA                                           8,231           37,972
Navigazione Montanari SpA                                 8,589           39,128
Permasteelisa SpA                                         2,040           38,220
Piccolo Credito Valtellinese Scarl                        2,882           41,052
Premafin Finanziaria SpA                                 13,954           35,813
Recordati SpA                                             6,304           50,924
SAES Getters SpA                                          1,115           36,415
Societa Partecipazioni Finanziarie SpA *                 37,094           36,343
Sol SpA                                                   6,699           38,254
Trevi Finanziaria SpA                                     5,462           45,279
Vianini Lavori SpA                                        2,862           35,405
Vittoria Assicurazioni SpA                                2,686           37,088
                                                                  --------------
                                                                       1,271,625

JAPAN - 23.56%
A&A Material Corp.                                       19,000           32,999
ABILIT Corp.                                              3,000           34,068
Aderans Company, Ltd.                                     4,600          127,419
Advan Company, Ltd. *                                     2,200           35,721
Aeon Fantasy Company, Ltd. *                              1,400           51,997
Ahresty Corp. *                                           1,800           46,172
Aica Kogyo Company, Ltd. *                                6,000           80,695
Aichi Corp. (a)                                           6,200           64,112
Aichi Tokei Denki Company, Ltd.                          10,000           36,072
Aigan Company, Ltd.                                       4,600           39,865
Aiphone Company, Ltd.                                     2,800           48,306
Airport Facilities Company, Ltd.                          7,000           47,010
Aisan Industry Company, Ltd.                              5,100           54,872
Akebono Brake Industry Company, Ltd.                     10,000           96,014
Akindo Sushiro Company, Ltd.                              1,000           37,319
Akita Bank, Ltd.                                         19,000          100,859
Aloka Company, Ltd.                                       5,000           53,529
Alpha Corp.                                               1,000           48,987

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Alpha Systems, Inc. * (a)                                 1,700   $       55,720
Alpine Electronics, Inc. (a)                              4,400           62,938
Amano Corp.                                               7,000          109,294
Ando Corp. *                                             14,000           36,909
Anest Iwata Corp.                                         6,000           35,003
Anritsu Corp.                                            12,000           70,541
AOI Electronic Company, Ltd.                              1,700           38,913
AOKI Holdings, Inc.                                       2,500           46,092
Aomori Bank, Ltd.                                        18,000           72,465
Arakawa Chemical Industries, Ltd.                         3,500           36,816
Araya Industrial Company, Ltd.                           14,000           36,785
Ariake Japan Company, Ltd. (a)                            2,500           59,564
Arisawa Manufacturing Company, Ltd. *                     3,400           71,922
Aronkasei Company, Ltd.                                   7,000           38,842
Art Corp.                                                 2,000           62,881
As One Corp.                                              1,800           50,180
Asahi Diamond Industrial Company, Ltd. (a)                7,000           64,030
Asahi Kogyosha Company, Ltd. *                            8,000           37,052
Asahi Organic Chemicals Industry Company, Ltd.            9,000           37,916
Asahi Pretec Corp. (a)                                    1,900           59,230
Asahi Soft Drinks Company, Ltd. (a)                       5,000           79,225
Asahi TEC Corp. *                                        15,000           36,607
Asanuma Corp. *                                          17,000           36,188
Ashimori Industry Company, Ltd.                          13,000           36,241
Asia Securities Printing Company, Ltd.                    4,000           40,650
ASKA Pharmaceutical Company, Ltd.                         5,000           43,955
Asunaro Aoki Construction Company, Ltd. *                 5,000           43,198
Atsugi Company, Ltd. *                                   27,000           39,679
Azel Corp. *                                             17,000           35,734
Bando Chemical Industries, Ltd.                          10,000           45,335
Bank of Ikeda, Ltd. *                                     2,400          117,782
Bank of Okinawa, Ltd.                                     2,200           97,386
Bank of Saga, Ltd.                                       17,000           61,777
Bank of the Ryukyus, Ltd. *                               3,200           82,654
Belluna Company, Ltd. *                                   3,400           65,714
Best Denki Company, Ltd. *                               14,000           56,611
Bookoff Corp. *                                           3,000           63,727
BSL Corp. * (a)                                          27,000           36,553
Cabin Company, Ltd. *                                     7,000           39,403
CAC Corp.                                                 3,400           36,188
Calpis Company, Ltd.                                      9,000           89,619
Canon Electronics, Inc.                                   3,000          112,492
Canon Finetech, Inc.                                      4,000           75,351
Capcom Company, Ltd. (a)                                  5,300           55,939
Cawachi, Ltd. *                                           1,800           65,250
Cecile Company, Ltd. *                                    6,400           31,694
Central Finance Company, Ltd.                             8,000           72,536
Central Glass Company, Ltd.                               7,000           41,149
Century Leasing System, Inc.                              4,800           74,132
CFS Corp.                                                 6,000           39,279
Chiba Kogyo Bank, Ltd. * (a)                              3,500           67,179

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Chino Corp. *                                            11,000   $       36,544
Chiyoda Company, Ltd.                                     3,800           92,060
Chudenko Corp.                                            3,000           50,127
Chuetsu Pulp & Paper Company, Ltd.                       15,000           38,210
Chugai Mining Company, Ltd. *                            34,900           28,287
Chugai Ro Company, Ltd. *                                 9,000           32,625
Chukyo Bank, Ltd.                                        21,000           69,018
Chuo Spring Company, Ltd.                                 9,000           51,303
CI Kasei Company, Ltd.                                    4,000           16,709
CKD Corp.                                                 5,000           80,027
Clarion Company, Ltd. * (a)                              25,000           42,307
Cleanup Corp.                                             5,000           48,319
CMK Corp.                                                 5,000           76,553
Coca-Cola Central Japan Company, Ltd.                        10           89,958
Colowide Company, Ltd. *                                  5,500           39,532
Columbia Music Entertainment, Inc. *                     29,000           34,353
Commuture Corp.                                           4,000           42,930
Computer Engineering & Consulting, Ltd.                   2,900           37,324
Corona Corp.                                              2,800           49,878
Cosel Company, Ltd.                                       3,200           63,273
Cosmo Securities Company, Ltd. (a)                       22,000           47,223
Cross Plus, Inc.                                          2,000           56,647
Cybozu, Inc. *                                               45           28,457
D&M Holdings, Inc. *                                     12,000           44,355
D.G. Roland Corp.                                         1,700           47,241
Dai Nippon Toryo Company, Ltd. *                         22,000           37,230
Dai-Dan Company, Ltd.                                     6,000           38,049
Daido Kogyo Company, Ltd. *                              11,000           35,956
Daido Metal Company, Ltd.                                 5,000           35,226
Daidoh, Ltd. *                                            4,000           56,148
Daihen Corp. *                                           11,000           60,842
Daiho Corp. * (a)                                        14,000           35,288
Daiichi Jitsugyo Company, Ltd. *                          7,000           36,660
Daiken Corp.                                             11,000           42,423
Daiki Company, Ltd.                                       3,600           43,800
Daiko Clearing Services Corp.                             3,000           53,173
Daikoku Denki Company, Ltd.                               1,400           48,381
Dainichi Company, Ltd. *                                  3,800           38,042
Dainichiseika Color & Chemicals Manufacturing
   Company, Ltd.                                          7,000           37,408
Daio Paper Corp.                                          4,000           40,330
Daisan Bank, Ltd.                                        18,000           61,563
Daiseki Company, Ltd.                                     2,700           56,754
Daiso Company, Ltd.                                      11,000           37,328
Daisyo Corp.                                              2,800           42,969
Daito Bank, Ltd. *                                       19,000           33,845
Daiwa Industries, Ltd.                                    4,000           43,785
Daiwa Seiko, Inc. *                                      18,000           37,355
Daiwabo Information System Company, Ltd.                  3,000           52,558
DC Company, Ltd. *                                        8,000           38,406
Denki Kogyo Company, Ltd. (a)                             8,000           72,750
Densei-Lambda KK                                          2,400           40,657

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Denyo Company, Ltd.                                       3,000   $       42,378
Descente, Ltd. *                                          7,000           35,974
DIA Kensetsu Company, Ltd. *                             15,300           26,982
Dodwell BMS, Ltd.                                         5,900           42,040
Doshisha Company, Ltd.                                    1,800           37,836
Doutor Coffee Company, Ltd. *                             2,300           39,414
DTS Corp.                                                 1,200           41,042
Dydo Drinco, Inc.                                         1,200           53,226
Eagle Industry Company, Ltd.                              5,000           56,869
Ehime Bank, Ltd.                                         13,000           49,210
Eighteenth Bank, Ltd.                                    18,000           99,399
Eiken Chemical Company, Ltd.                              4,000           46,030
Eizo Nanao Corp.                                          1,600           56,433
Enplas Corp.                                              2,300           46,912
Epson Toyocom Corp. *                                     7,000           53,681
ESPEC Corp                                                3,000           46,921
Fancl Corp. (a)                                           2,200           37,661
FDC Products, Inc.                                        1,900           34,776
FDK Corp. *                                              21,000           36,099
Foster Electric Company, Ltd.                             3,000           53,841
FP Corp.                                                  1,700           60,566
France Bed Holdings Company, Ltd.                        22,000           49,771
Fudo Construction Company, Ltd. *                        27,000           32,224
Fuji Company, Ltd.                                        3,200           52,015
Fuji Corp., Ltd.                                          5,000           37,141
Fuji Kiko Company, Ltd. *                                11,000           36,740
Fuji Kosan Company, Ltd. *                               21,000           34,041
Fuji Kyuko Company, Ltd. *                               10,000           44,712
Fuji Oil Company, Ltd.                                    8,200           84,501
Fuji Software ABC, Inc. (a)                               4,000          129,325
Fujibo Holdings, Inc. *                                  15,000           42,886
Fujicco Company, Ltd.                                     4,000           48,987
Fujikura Rubber, Ltd.                                     5,000           40,080
Fujita Corp. *                                            5,400           37,900
Fujita Kanko, Inc.                                        7,000           49,815
Fujitec Company, Ltd.                                     7,000           49,566
Fujitsu Access, Ltd. *                                    5,800           36,213
Fujitsu Business Systems, Ltd.                            2,500           42,129
Fujitsu Devices, Inc.                                     3,000           44,355
Fujitsu Frontech, Ltd.                                    4,000           36,696
Fujitsu General, Ltd. *                                  14,000           44,017
Fujiya Company, Ltd. *                                   19,000           36,384
Fukuda Corp.                                              8,000           40,045
Fukui Bank, Ltd.                                         25,000           89,067
Fukushima Bank, Ltd. *                                   25,000           41,194
Fukuyama Transporting Company, Ltd. (a)                  20,000           74,994
Funai Consulting Company, Ltd.                            5,000           36,963
Furukawa Company, Ltd.                                   26,000           55,809
Furusato Industries, Ltd.                                 2,000           33,845
Fuso Lexel, Inc. *                                        3,800           38,245
Fuso Pharmaceutical Industries, Ltd.                     13,000           46,315
Futaba Corp. (a)                                          3,800          100,690

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Future System Consulting Corp.                               36   $       32,385
Fuyo General Lease Company, Ltd.                          1,000           37,943
Gakken Company, Ltd. *                                   13,000           37,283
Gecoss Corp.                                              5,500           37,083
Godo Steel, Ltd. (a)                                     11,000           65,838
Goldwin, Inc. *                                          12,000           39,760
Gourmet Kineya Company, Ltd.                              5,000           39,902
GS Yuasa Corp. *                                         33,000           89,940
Gulliver International Company, Ltd.                        340           38,732
Gun-Ei Chemical Industry Company, Ltd.                   11,000           37,916
H.I.S. Company, Ltd.                                      2,300           62,890
Hakuto Company, Ltd.                                      2,700           38,645
Hakuyosha Company, Ltd.                                   5,000           15,898
Hanwa Company, Ltd.                                      21,000           87,348
Happinet Corp.                                            1,600           39,332
Harashin Narus Holdings Company, Ltd.                     3,000           39,092
Harima Chemicals, Inc.                                    5,000           40,125
Haruyama Trading Company, Ltd. *                          2,700           38,621
Heiwado Company, Ltd.                                     6,000          120,508
Higashi-Nippon Bank, Ltd. *                              15,000           70,407
Hitachi Information Systems, Ltd.                         4,200           99,880
Hitachi Kokusai Electric, Inc.                            4,000           47,704
Hitachi Systems & Services, Ltd.                          2,000           45,959
Hitachi Tool Engineering, Ltd.                            2,000           45,157
Hitachi Transport System, Ltd.                            9,000           88,016
Hitachi Zosen Corp. *                                    53,500           73,382
Hochiki Corp. *                                           7,000           42,521
Hodogaya Chemical Company, Ltd. *                         8,000           32,135
Hogy Medical Company, Ltd.                                1,300           67,388
Hokkaido Gas Company, Ltd. *                             14,000           40,151
Hokkan Holdings, Ltd.                                    11,000           40,659
Hokuetsu Bank, Ltd.                                      21,000           59,853
Hokuetsu Paper Mills, Ltd.                               17,000           98,873
Hokuriku Electric Industry Compnay, Ltd.                 12,000           43,180
Hokuto Corp. (a)                                          2,800           47,359
Homac Corp.                                               4,000           68,012
Horipro, Inc.                                             3,300           34,418
Hosiden Corp.                                             8,100           93,283
Hosokawa Micron Corp.                                     4,000           35,377
Howa Machinery, Ltd. *                                   20,000           33,845
IBJ Leasing Company, Ltd.                                 4,000          118,281
Ichikoh Industries, Ltd.                                 12,000           37,408
Ichiyoshi Securities Company, Ltd.                        5,000           79,804
ICOM, Inc.                                                1,400           39,902
IDEC Corp.                                                3,500           62,815
Ihara Chemical Industry Company, Ltd.                    10,000           41,238
Iino Kaiun Kaisha, Ltd.                                  10,000           86,751
Ikegami Tsushinki Company, Ltd. *                        13,000           42,147
Impact 21 Company, Ltd.                                   1,600           36,909
Inaba Denki Sangyo Company, Ltd. *                        1,900           68,368
Inaba Seisakusho Company, Ltd.                            2,400           40,230
Inabata & Company, Ltd.                                   5,000           40,971

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Inageya Company, Ltd.                                     6,000   $       45,424
Ines Corp. *                                              6,600           46,675
Information Services International - Dentsu,
   Ltd.                                                   3,400           36,491
Intec, Inc.                                               5,000           78,334
Invoice, Inc. * (a)                                       1,108           34,047
Iseki & Company, Ltd. *                                  18,000           66,854
Ishihara Sangyo                                          32,000           60,993
Ishii Hyoki Company, Ltd. *                               1,600           36,981
Itochu Enex Company, Ltd.                                 6,200           39,649
Itochu-Shokuhin Company, Ltd.                             1,300           48,052
Itoham Foods, Inc. * (a)                                 19,000           81,060
Itoki Corp.                                               4,000           45,959
Iwasaki Electric Company, Ltd. *                         11,000           32,527
Iwatani International Corp. *                            19,000           64,645
Iwatsu Electric Company, Ltd. * (a)                      17,000           41,790
Izumiya Company, Ltd.                                     5,000           40,570
J. Bridge Corp. *                                         7,000           34,603
Jalux, Inc. * (a)                                         2,200           38,308
Jamco Corp. *                                             3,000           37,542
Janome Sewing Machine Company, Ltd. *                    19,000           35,199
Japan Airport Terminal Company, Ltd.                      8,000           80,445
Japan Digital Laboratory Company, Ltd.                    2,900           40,785
Japan Foundation Engineering Company, Ltd. *              7,000           30,114
Japan General Estate Company, Ltd. *                      2,500           49,544
Japan Pulp & Paper Company, Ltd.                         12,000           48,417
Japan Radio Company, Ltd. * (a)                          15,000           48,898
Japan Transcity Corp.                                     9,000           44,810
Japan Vilene Company, Ltd.                                6,000           43,287
Japan Wool Textile Company, Ltd. (a)                      8,000           70,114
JBCC Holdings, Inc.                                       4,200           37,371
Jeol, Ltd.                                                8,000           54,580
JFE Shoji Holdings, Inc. *                               18,000           90,581
JMS Company, Ltd.                                         9,000           35,351
J-Oil Mills, Inc.                                        11,000           56,335
Joshin Denki Company, Ltd. *                              6,000           44,462
JSAT Corp.                                                   17           50,572
JSP Corp.                                                 3,800           39,836
Juki Corp.                                               13,000           59,862
Kabuki-Za Company, Ltd. *                                 1,000           44,444
Kadokawa Holdings, Inc. * (a)                             2,200           78,967
Kaga Electronics Company, Ltd.                            2,800           58,980
Kagawa Bank, Ltd.                                         8,000           51,160
Kagome Company, Ltd. *                                    8,400          108,558
Kahma Company, Ltd. *                                     3,100           84,489
Kaken Pharmaceutical Company, Ltd. (a)                   11,000           81,514
Kameda Seika Company, Ltd.                                4,000           41,648
Kamei Corp.                                               5,000           39,145
Kanaden Corp.                                             6,000           40,508
Kanagawa Chuo Kotsu Company, Ltd.                         8,000           39,474
Kanamoto Company, Ltd.                                    5,000           43,509
Kanematsu Corp. *                                        36,000           67,655

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kanto Auto Works, Ltd.                                    6,400   $       83,908
Kanto Natural Gas Development, Ltd.                       5,000           40,481
Kanto Tsukuba Bank, Ltd. *                                6,500           74,856
Kasai Kogyo Company, Ltd. *                               8,000           37,764
Kasumi Company, Ltd.                                      6,000           40,134
Katakura Industries Company, Ltd.                         2,000           34,344
Kato Sangyo Company, Ltd.                                 4,000           66,622
Kato Works Company, Ltd.                                 10,000           35,805
Katokichi Company, Ltd.                                  16,400          145,486
Kawai Musical Instruments Manufacturing
   Company, Ltd. *                                       16,000           32,777
Kawashima Selkon Textiles Company, Ltd. *                17,000           34,220
Kayaba Industry Company, Ltd. (a)                        18,000           71,022
Keihanshin Real Estate Company, Ltd.                      6,000           44,623
Keiiyu Company, Ltd.                                      4,400           42,677
Kentucky Fried Chicken Japan, Ltd.                        3,000           56,914
Kenwood Corp. (a)                                        40,000           77,310
KEY Coffee, Inc.                                          3,100           43,874
Kibun Food Chemifa Company, Ltd. *                        4,000           67,085
Kinki Nippon Tourist Company, Ltd.                        9,000           37,355
Kinki Sharyo Company, Ltd. *                              7,000           31,173
Kintetsu World Express, Inc.                              2,100           50,501
Kioritz Corp.                                            10,000           35,805
Kishu Paper Company, Ltd. *                              17,000           35,734
Kisoji Company, Ltd.                                      2,200           43,108
Kissei Pharmaceutical Company, Ltd. *                     5,000           91,516
Kitagawa Iron Works Company, Ltd. *                      12,000           33,881
Kita-Nippon Bank, Ltd.                                      800           43,393
Kitano Construction Corp. *                              12,000           32,599
Kitz Corp.                                               10,000           85,682
Koa Corp.                                                 4,800           64,000
Koatsu Gas Kogyo Company, Ltd.                            7,000           47,010
Koike Sanso Kogyo Company, Ltd. *                         9,000           38,477
Kojima Company, Ltd.                                      3,100           38,462
Komatsu Electronic Metals Company, Ltd.                   2,800           76,063
Komatsu Seiren Company, Ltd.                              9,000           38,878
Komatsu Wall Industry Company, Ltd.                       2,100           39,559
Konaka Company, Ltd.                                      2,100           43,861
Kosaido Company, Ltd. *                                   3,800           39,938
Kosei Securities Company, Ltd.                           18,000           35,431
Krosaki Harima Corp.                                      5,000           18,838
Kumagai Gumi Company, Ltd. *                             11,000           35,173
Kumiai Chemical Industry Company, Ltd.                   15,000           38,343
Kurabo Industries, Ltd. *                                25,000           77,266
KUREHA Corp.                                             15,000           71,476
Kurimoto, Ltd.                                           13,000           42,031
Kuroda Electric Company, Ltd. (a)                         2,900           37,659
Kyoden Company, Ltd. *                                    7,000           30,737
Kyokuto Kaihatsu Kogyo Company, Ltd.                      5,300           44,420
Kyokuyo Company, Ltd. *                                  16,000           40,900
Kyoritsu Maintenance Company, Ltd.                          700           25,063
Kyosan Electric Manufacturing Company, Ltd.              11,000           41,541

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Kyoto Kimono Yuzen Company, Ltd.                             24   $       43,607
Kyowa Leather Cloth Company, Ltd.                         5,200           38,534
Kyushu-Shinwa Holdings, Inc. *                           32,000           54,723
Laox Company, Ltd. *                                     10,000           34,914
Life Corp.                                                5,000           73,658
Livedoor Auto Company, Ltd. *                            29,500           34,420
Macnica, Inc. *                                           1,800           48,257
Maeda Corp. *                                            16,000           91,062
Maeda Road Construction Company, Ltd. * (a)               8,000           60,779
Maezawa Industries, Inc.                                  5,100           35,703
Maezawa Kasei Industries Company, Ltd.                    2,000           39,546
Maezawa Kyuso Industries Company, Ltd.                    2,400           38,904
Mandom Corp. (a)                                          2,500           61,790
Mars Engineering Corp. (a)                                1,600           46,315
Marubun Corp.                                             3,000           41,817
Marudai Food Company, Ltd. *                             18,000           44,890
Maruetsu, Inc. *                                         13,000           59,399
Maruha Group, Inc. * (a)                                 27,000           77,435
Marusan Securities Company, Ltd. *                        3,000           44,115
Maruwa Company, Ltd.                                      1,400           38,406
Maruyama Manufacturing Company, Inc.                     10,000           32,955
Maruzen Company, Ltd. *                                  23,000           38,308
Maruzen Company, Ltd.                                     4,000           32,777
Maruzen Showa Unyu Company, Ltd.                         12,000           42,004
Maspro Denkoh Corp.                                       4,000           38,477
Matsuda Sangyo Company, Ltd. *                            2,000           34,914
Matsui Construction Company, Ltd.                         8,000           37,052
Matsuya Company, Ltd. (a)                                 5,000           82,209
Matsuya Foods Company, Ltd.                               2,000           38,121
Max Company, Ltd. *                                       4,000           60,566
Maxvalu Tokai Company, Ltd. *                             3,000           56,914
MEC Company, Ltd.                                         2,400           38,349
Megachips Corp. *                                         2,400           43,180
Meidensha Corp. *                                        17,000           63,291
Meitec Corp. (a)                                         59,082        1,862,839
Meiwa Corp. *                                             8,000           32,064
Meiwa Estate Company, Ltd. *                              2,500           44,400
Mercian Corp.                                            15,000           40,214
Michinoku Bank, Ltd.                                     15,000           68,136
Mikuni Coca-Cola Bottling Company, Ltd.                   5,000           57,938
Milbon Company, Ltd.                                      1,200           49,379
Minato Bank, Ltd. *                                      36,000           94,910
Mito Securities Company, Ltd.                             8,000           59,069
Mitsuba Corp. *                                           4,000           46,244
Mitsubishi Cable Industries, Ltd. *                      19,000           32,830
Mitsubishi Kakoki Kaisha, Ltd. *                         11,000           35,466
Mitsubishi Paper Mills, Ltd. *                           25,000           45,647
Mitsubishi Pencil Company, Ltd.                           4,000           47,740
Mitsubishi Plastics, Inc.                                17,000           55,569
Mitsubishi Shindoh Company, Ltd.                         11,000           38,112
Mitsubishi Steel Manufacturing Company, Ltd.             10,000           53,440
Mitsuboshi Belting Company, Ltd.                          7,000           47,882

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Mitsui High-Tec, Inc.                                     3,300   $       37,240
Mitsui Home Company, Ltd.                                 6,000           45,852
Mitsui Knowledge Industry Company, Ltd. *                 2,600           35,894
Mitsui Mining Company, Ltd. *                            19,000           38,415
Mitsui Sugar Company, Ltd. * (a)                         14,000           59,978
Mitsui-Soko Company, Ltd.                                12,000           63,914
Mitsumi Electric Company, Ltd.                            8,600          105,092
Mitsumura Printing Company, Ltd. *                        7,000           36,161
Mitsuuroko Company, Ltd. *                                7,000           50,937
Miura Company, Ltd.                                       3,000           75,885
Miyazaki, Bank Ltd.                                      14,000           71,450
Miyoshi Oil & Fat Company, Ltd.                          14,000           31,298
Miyuki Holdings Company, Ltd.                             8,000           38,049
Mizuno Corp.                                             11,000           73,088
Mochida Pharmaceutical Company, Ltd.                     11,000          100,227
Modec, Inc.                                               3,300           75,244
Morinaga & Company, Ltd. *                               25,000           70,140
Morinaga Milk Industry Company, Ltd. *                   25,000           93,966
Morita Corp.                                              6,000           45,638
Mory Industries, Inc.                                    11,000           36,838
MOS Food Services, Inc.                                   4,000           60,209
Moshi Moshi Hotline, Inc.                                 1,100           38,602
Mr Max Corp.                                              7,300           37,646
Myojo Foods Company, Ltd.                                 7,000           41,585
Nagano Bank, Ltd.                                        13,000           47,010
Nagatanien Company, Ltd.                                  5,000           40,659
Nakabayashi Company, Ltd.                                14,000           38,655
Nakamuraya Company, Ltd.                                  6,000           37,889
Nakayama Steel Works, Ltd.                               11,000           48,301
NEC Fielding, Ltd. (a)                                    5,100           67,909
NEC Mobiling, Ltd.                                        2,000           37,853
NEC Networks & System Integration Corp.                   4,300           54,269
NEC Tokin Corp. * (a)                                    11,000           73,480
Net One Systems Company, Ltd. (a)                            66          131,677
Netmarks, Inc. (a)                                           29           38,228
Neturen Company, Ltd.                                     4,000           44,142
Nice Corp. *                                             11,000           41,541
Nichia Steel Works, Ltd.                                  8,000           38,548
Nichias Corp.                                             9,000           65,170
Nichiban Company, Ltd. *                                 10,000           40,971
Nichicon Corp.                                            8,700          108,871
Nichiha Corp. *                                           2,000           41,327
Nichii Gakkan Company, Ltd. (a)                          41,934          855,300
Nichimo Corp.                                            29,000           33,578
Nichiro Corp. *                                          23,000           50,394
Nidec Copal Corp.                                         2,700           39,319
Nidec Tosok Corp.                                         2,800           39,553
Nifco, Inc./Japan                                         5,000          103,095
Nihon Dempa Kogyo Company, Ltd.                           2,000           70,541
Nihon Eslead Corp.                                        2,000           59,853
Nihon Inter Electronics Corp.                             5,000           43,242
Nihon Kagaku Sangyo Company, Ltd.                         5,000           41,817

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nihon Kohden Corp.                                        5,000   $       85,727
Nihon Nohyaku Company, Ltd.                              10,000           41,594
Nihon Parkerizing Company, Ltd.                           5,000           85,415
Nihon Tokushu Toryo Company, Ltd.                         6,000           44,302
Nihon Yamamura Glass Company, Ltd.                       13,000           39,715
Nikkiso Company, Ltd. *                                   4,000           42,610
Nippei Toyama Corp. *                                     4,000           35,983
Nippo Corp. *                                             6,000           54,135
Nippon Beet Sugar Manufacturing Company,
   Ltd. *                                                15,000           45,023
Nippon Carbide Industries Company, Inc. *                16,000           36,197
Nippon Ceramic Company, Ltd.                              3,000           40,080
Nippon Chemical Industrial Company, Ltd. *               13,000           40,062
Nippon Chemi-Con Corp.                                   15,000           94,188
Nippon Chemiphar Company, Ltd. *                          5,000           30,416
Nippon Denko Company, Ltd.                               14,000           41,523
Nippon Densetsu Kogyo Company, Ltd. *                     5,000           35,538
Nippon Denwa Shisetsu Company, Ltd.                      10,000           39,279
Nippon Felt Company, Ltd.                                 5,000           36,696
Nippon Fine Chemical Company, Ltd.                        6,000           40,615
Nippon Flour Mills Company, Ltd.                         16,000           77,096
Nippon Gas Company, Ltd.                                  5,000           42,530
Nippon Kanzai Company, Ltd.                               1,600           35,271
Nippon Kasei Chemical Company, Ltd. *                    16,000           36,339
Nippon Kinzoku Company, Ltd.                             16,000           35,342
Nippon Koei Company, Ltd. *                              11,000           35,760
Nippon Konpo Unyu Soko Company, Ltd.                      7,000           99,319
Nippon Koshuha Steel Company, Ltd. *                     17,000           36,794
Nippon Paint Company, Ltd.                               26,000          121,576
Nippon Piston Ring Company, Ltd. *                       13,000           34,620
Nippon Restaurant System, Inc.                            1,300           43,768
Nippon Road Company, Ltd. *                              15,000           35,404
Nippon Seiki Company, Ltd.                                6,000          119,973
Nippon Sharyo, Ltd.                                      20,000           48,096
Nippon Shinyaku Company, Ltd.                             7,000           61,349
Nippon Signal Company, Ltd.                               5,000           47,428
Nippon Soda Company, Ltd. *                              14,000           74,068
Nippon Synthetic Chemical Industry Company,
   Ltd. *                                                 9,000           39,920
Nippon System Development Company, Ltd.                   2,300           74,157
Nippon Thompson Company, Ltd.                             8,000           94,340
Nippon Valqua Industries, Ltd.                           11,000           38,994
Nippon Yakin Kogyo Company, Ltd. *                        8,500           36,794
Nippon Yusoki Company, Ltd. *                             5,000           38,254
Nipro Corp.                                               6,000          111,957
Nishimatsu Construction Company, Ltd. (a)                28,000          110,978
Nissan Shatai Company, Ltd.                              10,000           67,246
Nissei Corp.                                              2,900           39,519
Nissei Plastic Industrial Company, Ltd.                   4,000           41,042
Nissen Company, Ltd.                                      5,300           80,391
Nisshin Fire & Marine Insurance Company,
   Ltd. *                                                21,000           92,959
Nisshin Fudosan Company *                                 3,000           43,607

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nissin Corp.                                             11,000   $       41,247
Nissin Electric Company, Ltd. *                           9,000           45,130
Nissin Kogyo Company, Ltd.                                4,600           82,761
Nissin Sugar Manufacturing Company, Ltd. *               12,000           41,470
Nitta Corp.                                               2,400           49,486
Nittan Valve Company, Ltd.                                4,000           37,479
Nittetsu Mining Company, Ltd.                             7,000           53,618
Nitto Boseki Company, Ltd. *                             29,000           87,820
Nitto Fuji Flour Milling Company, Ltd.                   11,000           37,328
Nitto Kogyo Corp.                                         3,600           66,693
Nitto Kohki Company, Ltd. *                               1,800           42,405
NIWS Company HQ, Ltd.                                        78           79,198
NOF Corp                                                 18,000          103,407
Nohmi Bosai, Ltd.                                         6,000           52,478
Nomura Company, Ltd.                                      6,000           37,515
Noritake Company, Ltd.                                   13,000           77,577
Noritsu Koki Company, Ltd.                                1,900           42,984
Noritz Corp.                                              4,100           72,889
Nosan Corp. *                                            11,000           35,858
NS Solutions Corp.                                        5,000          116,455
Oenon Holdings, Inc.                                      9,000           35,832
Oiles Corp.                                               2,000           41,060
Oita Bank, Ltd.                                          15,000          116,767
Okabe Company, Ltd. *                                     9,000           36,794
Okamoto Industries, Inc.                                 11,000           44,088
Okamoto Machine Tool Works, Ltd. *                        7,000           40,526
Okamura Corp.                                             9,000           92,665
Okinawa Electric Power Company, Inc.                      1,700          108,715
OKK Corp.                                                10,000           38,299
Okumura Corp. (a)                                        21,000          116,713
Okuwa Company, Ltd.                                       4,000           55,578
Olympic Corp. *                                           4,600           38,922
O-M, Ltd. *                                               8,000           36,981
ONO Sokki Company, Ltd.                                   5,000           40,526
Onoken Company, Ltd.                                      3,000           44,596
Organo Corp.                                              5,000           50,768
Oriental Yeast Company, Ltd.                              6,000           38,958
Origin Electric Company, Ltd.                             6,000           37,248
Osaka Steel Company, Ltd.                                 2,000           36,607
Osaki Electric Comany, Ltd.                               4,000           39,724
Oyo Corp.                                                 3,300           38,269
Pacific Industrial Company, Ltd.                          7,000           41,336
Pacific Metals Company, Ltd.                             16,000           93,770
Paramount Bed Company, Ltd.                               3,100           70,960
Parco Company, Ltd.                                       6,000           67,655
Paris Miki, Inc. (a)                                      3,400           73,890
Pasona, Inc. (a)                                             34           68,136
Patlite Corp.                                             3,700           39,150
PCA Corp. *                                               1,500           32,198
Penta-Ocean Construction Company, Ltd. * (a)             47,000           62,792
Pentax Corp. *                                           13,000           71,672
Pigeon Corp. *                                            2,800           41,024

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Piolax, Inc.                                              1,800   $       41,924
Press Kogyo Company, Ltd.                                12,000           66,587
Prima Meat Packers, Ltd. *                               30,000           45,959
Q'Sai Company, Ltd.                                       3,200           45,745
Raito Kogyo Company, Ltd. *                               9,900           38,004
Rasa Industries, Ltd. *                                  10,000           40,704
Renown, Inc. *                                            4,000           52,015
Resort Solution Company, Ltd. *                           9,000           38,878
Rhythm Watch Company, Ltd. *                             20,000           39,189
Ricoh Elemex Corp. *                                      4,000           40,615
Right On Company, Ltd.                                    2,600          103,051
Riken Corp.                                              10,000           74,727
Riken Keiki Company, Ltd.                                 4,000           40,365
Riken Technos Corp.                                       8,000           34,701
Ringer Hut Company, Ltd.                                  3,000           39,866
Rock Field Company, Ltd.                                  1,800           36,633
Roland Corp.                                              2,400           54,723
Royal Holdings Company, Ltd.                              3,000           49,967
Ryobi, Ltd. *                                            15,000          105,812
Ryoden Trading Company, Ltd.                              5,000           42,886
Ryosan Company, Ltd.                                      4,400          125,014
Ryoshoku, Ltd.                                            4,000          112,224
Ryoyo Electro Corp.                                       3,200           42,097
S Foods, Inc.                                             4,500           43,086
S Science Company, Ltd.                                 102,000           40,882
Sagami Chain Company, Ltd.                                4,000           39,546
Saibu Gas Company, Ltd.                                  35,000           80,739
Saizeriya Company, Ltd. (a)                               3,600           53,419
Sakai Chemical Industry Company, Ltd. *                  10,000           51,659
Sakata INX Corp.                                          8,000           44,320
Sakata Seed Corp. (a)                                     4,800           64,983
Sala Corp.                                                8,000           39,831
San-Ai Oil Company, Ltd.                                 10,000           45,335
Sanden Corp. (a)                                         15,000           75,084
Sanei-International Company, Ltd.                         1,300           54,073
Sankei Building Company, Ltd.                             5,000           40,882
Sanki Engineering Company, Ltd.                           6,000           45,798
Sankyo Seiko Company, Ltd. *                              7,000           45,887
Sankyo-Tateyama Holdings, Inc. (a)                       29,000           64,832
Sanoh Industrial Company, Ltd.                            5,000           41,104
Sanrio Company, Ltd. *                                    6,100           80,410
Sanshin Electronics Company, Ltd.                         5,000           55,845
Sanyo Chemical Industries, Ltd.                          10,000           82,298
Sanyo Electric Credit Company, Ltd.                       2,200           48,399
Sanyo Shokai, Ltd.                                       12,000           92,131
Sasebo Heavy Industries Company, Ltd. *                  18,000           37,194
Sato Corp.                                                2,500           56,112
Sato Shoji Corp.                                          3,000           33,828
Satori Electric Company, Ltd.                             2,400           42,709
Secom Techno Service Compnay, Ltd.                        1,000           45,424
Seijo Corp.                                               1,300           40,757
Seika Corp. *                                            16,000           39,189

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Seikagaku Corp.                                           3,800   $       41,122
Seiko Corp.                                              10,000           93,431
Seiren Company, Ltd. (a)                                  6,000           90,047
Senko Company, Ltd.                                      12,000           38,584
Senshu Electric Company, Ltd.                             1,500           43,153
Senshukai Company, Ltd.                                   4,000           48,702
Shaddy Company, Ltd. (a)                                  2,400           37,451
Shibaura Mechatronics Corp.                               4,000           38,156
Shibuya Kogyo Company, Ltd.                               3,300           29,715
Shikibo, Ltd. *                                          20,000           34,024
Shikoku Bank, Ltd.                                       17,000           84,186
Shikoku Chemicals Corp.                                   6,000           39,920
Shikoku Coca-Cola Bottling Company, Ltd.                  3,300           39,709
Shima Seiki Manufacturing, Ltd.                           2,700           68,056
Shimizu Bank, Ltd. (a)                                      900           44,168
Shin Nippon Air Technologies Company, Ltd.                4,500           36,874
Shinagawa Refractories Company, Ltd.                      8,000           32,634
Shindengen Electric Manufacturing Company,
   Ltd.                                                   7,000           36,411
Shin-Etsu Polymer Company, Ltd.                           7,000          105,865
Shinkawa, Ltd.                                            2,000           55,222
Shin-Keisei Electric Railway Company, Ltd.               10,000           39,368
Shinki Company, Ltd.                                      5,200           36,496
Shinko Electric Company, Ltd. * (a)                      12,000           46,065
Shinko Plantech Company, Ltd. *                           6,000           43,019
Shinko Shoji Company, Ltd.                                3,000           38,370
Shin-Kobe Electric Machinery Company, Ltd.                7,000           46,261
Shinmaywa Industries, Ltd.                               10,000           52,282
Shinsho Corp. *                                          13,000           38,094
Shinwa Kaiun Kaisha, Ltd.                                14,000           37,782
Shiroki Corp. *                                          12,000           35,591
Shizuki Electric Company, Inc.                            8,000           34,914
Shizuoka Gas Company, Ltd.                                7,000           60,040
Sho-Bond Corp.                                            4,200           40,625
Shobunsha Publications, Inc. *                            2,400           32,684
Shochiku Company, Ltd. * (a)                             11,000           87,491
Shoko Company, Ltd.                                      20,000           38,121
Showa Aircraft Industry Company, Ltd. *                   3,000           48,096
Showa Highpolymer Company, Ltd.                          11,000           41,639
Showa KDE Company, Ltd. *                                10,000           30,461
Showa Sangyo Company, Ltd. *                             18,000           50,020
Siix Corp.                                                2,000           35,627
Sinanen Company, Ltd. *                                   7,000           36,660
Sintokogio, Ltd.                                          5,000           70,630
SMK Corp.                                                 7,000           47,384
Snow Brand Milk * (a)                                    17,000           66,622
SNT Corp. *                                               7,000           40,338
Sodick Company, Ltd. (a)                                  4,000           48,987
Software Research Associates, Inc. *                      3,300           44,558
Sogo Medical Company, Ltd.                                1,400           36,660
Sohgo Security Services Company, Ltd. (a)               112,640        1,902,164
Sorun Corp. *                                             4,700           41,192

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Space Company, Ltd.                                       4,200   $       38,194
ST Chemical Company, Ltd.                                 3,000           43,580
St Marc Holdings Company, Ltd.                            1,000           69,561
Star Micronics Company, Ltd.                              5,000           98,196
Starzen Company, Ltd. *                                  14,000           39,403
STB Leasing Company, Ltd.                                 2,000           34,220
Stella Chemifa Corp. (a)                                  1,000           45,068
Sugimoto & Company, Ltd.                                  2,000           34,558
Sumida Corp. *                                            1,800           37,595
Suminoe Textile Company, Ltd.                            11,000           42,129
Sumisho Computer Systems Corp.                            2,900           52,563
Sumitomo Coal Mining Company, Ltd. *                     20,000           29,748
Sumitomo Light Metal Industries, Ltd.                    29,000           76,713
Sumitomo Mitsui Construction Company,
   Ltd. * (a)                                             9,000           31,904
Sumitomo Pipe & Tube Company, Ltd.                        6,000           37,034
Sumitomo Precision Products Company, Ltd.                 6,000           38,530
Sumitomo Seika Chemicals Company, Ltd.                    8,000           49,450
Sun Wave Corp. *                                         11,000           38,406
Suntelephone Company, Ltd.                                5,000           43,420
Suruga Corp.                                                700           46,137
SWCC Showa Holdings Company, Ltd. *                      29,000           43,393
SxL Corp. *                                              25,000           33,400
T. Hasegawa Company, Ltd.                                 4,000           60,387
Tachibana Eletech Company, Ltd.                           4,000           41,826
Tachihi Enterprise Company, Ltd. *                        1,300           57,430
Tachikawa Corp.                                           4,600           33,842
Tadano, Ltd.                                             10,000           82,387
Taihei Dengyo Kaisha, Ltd. *                              6,000           49,058
Taihei Kogyo Company, Ltd. *                             12,000           34,736
Taiho Kogyo Company, Ltd.                                 3,400           45,121
Taikisha, Ltd.                                            3,000           40,695
Taisei Rotec Corp. *                                     18,000           38,156
Takagi Securities Company, Ltd.                           6,000           35,591
Takano Company, Ltd. *                                    2,000           44,979
Takaoka Electric Manufacturing Company, Ltd. *           18,000           37,996
Takara Printing Company, Ltd.                             3,000           38,557
Takara Standard Company, Ltd. *                          12,000           73,747
Takasago International Corp.                              8,000           37,622
Takasago Thermal Engineering Company, Ltd.                7,000           64,155
Takiron Company, Ltd.                                    10,000           39,724
Takuma Company, Ltd.                                      7,000           50,750
Tamura Corp.                                             11,000           46,440
Tamura Taiko Holdings, Inc. *                             9,000           48,737
Tasaki Shinju Company, Ltd.                               7,000           33,106
Tatsuta Electric Wire & Cable Company, Ltd. *            12,000           34,095
Tayca Corp. *                                            11,000           34,291
TCM Corp. *                                              12,000           39,653
Teac Corp. *                                             26,000           34,736
Tecmo, Ltd.                                               5,300           41,541
Teikoku Piston Ring Company, Ltd.                         3,000           39,011
Teikoku Tsushin Kogyo Company, Ltd.                       7,000           34,977

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tekken Corp. *                                           19,000   $       38,584
Tenma Corp.                                               2,900           56,050
TIS, Inc.                                                 4,800          125,905
TKC Corp.                                                 2,900           60,570
Toagosei Company, Ltd.                                   22,000           90,332
Tobishima Corp. *                                        38,500           31,548
Tobu Store Company, Ltd. *                               14,000           38,406
TOC Company, Ltd.                                         7,000           37,845
Tocalo Company, Ltd.                                      2,000           74,638
Tochigi Bank, Ltd.                                       11,000           92,585
Toda Kogyo Corp.                                          9,000           37,034
Toei Company, Ltd. (a)                                   11,000           79,849
Toenec Corp.                                              8,000           36,767
Tohcello Company, Ltd.                                    4,000           44,177
Toho Bank, Ltd.                                          24,000          115,003
Toho Company, Ltd.                                        6,000           44,409
Toho Real Estate Company, Ltd.                            6,000           36,339
Toho Tenax Company, Ltd. *                               12,000           97,261
Toho Zinc Company, Ltd. *                                12,000           97,796
Tohoku Bank, Ltd.                                        15,000           38,210
Tohoku Pioneer Corp.                                      2,700           47,519
Tokai Carbon Company, Ltd. (a)                           19,000          115,413
Tokai Corp.                                               7,000           39,279
Tokai Pulp & Paper Company, Ltd.                         11,000           38,210
Tokimec, Inc. *                                          13,000           33,347
Toko Electric Corp.                                       8,000           38,548
Toko, Inc. *                                             16,000           55,293
Tokushima Bank, Ltd.                                      8,000           62,062
Tokushu Paper Manufacturing Company, Ltd.                 7,000           40,463
Tokyo Dome Corp. *                                       21,000          132,051
Tokyo Energy & Systems, Inc.                              5,000           51,525
Tokyo Individualized Educational Institute,
   Inc. (a)                                             322,875        1,443,627
Tokyo Kikai Seisakusho, Ltd.                             10,000           36,785
Tokyo Leasing Company, Ltd.                               5,300           83,837
Tokyo Rakutenchi Company, Ltd.                            9,000           47,134
Tokyo Rope Manufacturing Company, Ltd. *                 16,000           37,479
Tokyo Style Company, Ltd.                                 8,000          100,539
Tokyo Tekko Company, Ltd. *                               4,000           39,118
Tokyo Theatres Company, Inc. *                           12,000           32,492
Tokyotokeiba Company, Ltd.                               18,000           57,876
Tokyu Community Corp.                                     1,300           37,978
Tokyu Livable, Inc. *                                       800           47,597
Tokyu Recreation Company, Ltd.                            6,000           37,462
Tokyu Store Chain Company, Ltd.                           8,000           57,217
Toli Corp. *                                             10,000           36,250
Tomato Bank, Ltd.                                        16,000           41,897
Tomen Electronics Corp.                                   2,200           53,298
Tomoe Corp. *                                             8,000           30,568
Tomy Company, Ltd.                                        5,600           40,900
Tonami Transportation Company, Ltd.                      11,000           32,919
Topre Corp.                                               5,000           49,967
Topy Industries, Ltd.                                    17,000           67,228

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Tori Holdings Company, Ltd. *                            73,000   $       35,110
Torigoe Company, Ltd.                                     5,000           39,902
Torii Pharmaceutical Company, Ltd.                        2,800           52,371
Torishima Pump Manufacturing Company, Ltd.                5,000           40,303
Toshiba Ceramics Company, Ltd.                           12,000           45,959
Toshiba Plant Systems & Services Corp. * (a)              8,000           40,828
Tosho Printing Company, Ltd.                              9,000           37,996
Tottori Bank, Ltd.                                       13,000           45,041
Touei Housing Corp.                                       2,600           54,073
Towa Bank, Ltd. *                                        24,000           62,846
Towa Corp. *                                              4,900           34,041
Towa Pharmaceutical Company, Ltd.                         1,600           39,688
Towa Real Estate Development Company, Ltd. *              7,000           42,645
Toyo Construction Company, Ltd. *                        26,000           27,557
Toyo Corp.                                                3,400           50,724
Toyo Electric Manufacturing Company, Ltd.                 6,000           43,714
Toyo Engineering Corp. * (a)                             10,000           61,723
Toyo Kanetsu K K *                                       14,000           37,533
Toyo Kohan Company, Ltd.                                 10,000           39,546
Toyo Machinery & Metal Company, Ltd. (a)                  4,000           45,602
Toyo Securities Company, Ltd.                             9,000           53,146
Toyo Tire & Rubber Company, Ltd.                         20,000           90,670
Toyo Wharf & Warehouse Company, Ltd.                     17,000           38,611
TRAD Company, Ltd.                                       11,000           49,673
Trans Cosmos, Inc. *                                      3,900           81,283
Trusco Nakayama Corp.                                     1,900           40,445
Tsubaki Nakashima Company, Ltd.                           4,000           73,035
Tsubakimoto Chain Company                                16,000          113,721
Tsugami Corp.                                             7,000           46,137
Tsukishima Kikai Company, Ltd. (a)                        4,000           52,621
Tsurumi Manufacturing Company, Ltd.                       4,000           41,683
Tsutsumi Jewelry Company, Ltd.                            1,900           76,491
Tsutsunaka Plastic Industry Company, Ltd.                10,000           40,615
Ube Material Industries, Ltd. *                          12,000           41,363
Uchida Yoko Company, Ltd.                                 8,000           50,091
Unicharm Petcare Corp.                                    2,000           78,379
Uniden Corp.                                              8,000           95,195
Unimat Life Corp. *                                       2,800           39,029
Unitika, Ltd. *                                          49,000           85,104
U-Shin, Ltd.                                              5,000           54,999
Valor Company, Ltd.                                       4,000           84,436
Venture Link Company, Ltd. *                              9,800           36,311
Wakachiku Construction Company, Ltd. *                   17,000           30,434
Warabeya Nichiyo Company, Ltd. *                          2,500           36,851
Watabe Wedding Corp.                                      2,000           34,914
WATAMI Company, Ltd.                                      3,000           42,806
Wood One Company, Ltd.                                    6,000           44,142
Yahagi Construction Company, Ltd.                         8,000           36,054
Yaizu Suisankagaku Industry Company, Ltd.                 2,700           37,034
Yamagata Bank, Ltd.                                      19,000          101,029
Yamaichi Electronics Company, Ltd.                        3,100           33,740
Yamatane Corp. *                                         20,000           36,161

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Yamazen Corp. *                                           6,000   $       36,713
Yaoko Company, Ltd.                                       1,900           46,199
Yasuda Warehouse Company, Ltd.                            4,000           44,925
Yellow Hat, Ltd.                                          3,600           37,259
Yodogawa Steel Works, Ltd.                               15,000           86,707
Yokohama Reito Company, Ltd. (a)                          5,000           44,177
Yokowo Company, Ltd.                                      2,800           38,306
Yomeishu Seizo Company, Ltd. *                            2,000           22,534
Yomiuri Land Company, Ltd.                                6,000           33,240
Yondenko Corp.                                            7,000           43,643
Yonekyu Corp. *                                           3,500           41,866
Yorozu Corp.                                              3,000           30,782
Yoshimoto Kogyo Company, Ltd.                             4,000           90,492
Yoshinoya D&C Company, Ltd. (a)                              48           93,627
Yuasa Trading Company, Ltd. *                            16,000           33,632
Yuraku Real Estate Company, Ltd. *                        4,000           22,979
Yurtec Corp.                                              7,000           38,717
Yushiro Chemical Industry Company, Ltd.                   2,000           45,602
Zenrin Company, Ltd.                                      3,400           73,587
ZERIA Pharmaceutical Company, Ltd.                        5,000           48,675
Zuken, Inc.                                               3,800           38,922
                                                                  --------------
                                                                      48,191,646

LUXEMBOURG - 0.32%
Thiel Logistik AG *                                     145,482          651,548

MEXICO - 0.12%
Consorcio ARA SA de CV                                    9,900           41,210
Corp GEO SA de CV *                                      14,600           50,688
Embotelladoras Arca SA de CV                              5,426           13,360
Gruma SA de CV                                           17,000           42,579
Grupo Aeroportuario del Sureste SA de CV                 13,000           44,224
Grupo Cementos de Chihuahua SA de CV *                    5,000           16,141
Industrias CH SA *                                       15,600           39,542
                                                                  --------------
                                                                         247,744

NETHERLANDS - 6.39%
Aalberts Industries NV                                   43,961        3,263,491
Draka Holdings * (a)                                    145,418        2,416,570
Imtech NV                                                51,498        2,531,049
OPG Groep NV                                             21,452        1,950,380
SBM Offshore NV                                          16,313        1,751,101
Vedior NV                                                54,074        1,160,903
                                                                  --------------
                                                                      13,073,494

NEW ZEALAND - 0.02%
Tower, Ltd. *                                            22,320           46,310

NORWAY - 1.57%
Aktiv Kapital ASA                                         2,200           39,493
DOF ASA                                                   5,500           42,392
EDB Business Partner ASA                                  4,400           38,044
Ekornes ASA                                               1,900           40,210
Expert ASA                                                2,800           39,658
Farstad Shipping ASA                                      2,000           36,891

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NORWAY (CONTINUED)
Leroy Seafood Group ASA                                   2,000   $       37,879
Ocean RIG ASA *                                           7,500           54,843
Prosafe ASA (a)                                          48,233        2,744,528
Solstad Offshore ASA                                      2,200           39,856
Tandberg Television ASA *                                 3,200           58,104
Veidekke ASA                                                900           34,092
                                                                  --------------
                                                                       3,205,990

PORTUGAL - 0.06%
Impresa SGPS *                                            6,950           40,936
Mota Engil SGPS SA                                        7,326           40,143
Semapa-Sociedade de Investimento e Gestao                 3,946           41,269
                                                                  --------------
                                                                         122,348

SINGAPORE - 0.85%
Allgreen Properties, Ltd.                                50,000           39,973
Creative Technology, Ltd.                                 7,200           40,659
GES International, Ltd.                                  72,000           39,517
K1 Ventures, Ltd. *                                     189,000           38,974
MFS Technology, Ltd. *                                   56,000           40,506
Osim International                                      903,130          859,551
Petra Foods, Ltd.                                        46,000           39,110
United Test and Assembly Center, Ltd. *                  76,000           38,819
Want Want Holdings Company, Ltd.                        456,000          606,480
                                                                  --------------
                                                                       1,743,589

SOUTH AFRICA - 1.42%
Aeci, Ltd.                                                5,003           43,578
Afgri, Ltd. *                                            51,918           47,582
African Oxygen, Ltd.                                      9,965           47,520
African Rainbow Minerals, Ltd. *                          6,527           47,661
Allied Technologies, Ltd.                                11,687          100,056
Amalgamated Appliance Holding                            46,719           40,033
Argent Industrial, Ltd.                                  20,036           39,472
Astral Foods, Ltd.                                        4,745           62,297
Aveng, Ltd.                                              48,452          159,211
Bytes Technology Group Ltd.                              35,480           64,770
Capitec Bank Holdings, Ltd.                               8,290           38,483
Ceramic Industries, Ltd.                                  1,781           35,565
DataTec, Ltd. *                                          22,638          101,207
Dimension Data Holdings PLC *                            91,187           72,021
Distell Group, Ltd.                                       3,600           19,313
Distribution & Warehousing Network, Ltd. *               29,007           38,904
Ellerine Holdings, Ltd.                                  10,264          125,455
Famous Brands, Ltd.                                      21,997           39,304
Grindrod, Ltd.                                           23,622           42,066
Group Five, Ltd.                                          8,998           38,216
Highveld Steel & Vanadium Corp., Ltd.                     3,483           37,371
Iliad Africa, Ltd.                                       18,612           33,283
Illovo Sugar, Ltd.                                       32,149           95,818
Johnnic Communications, Ltd.                              9,418           81,403
Medi-Clinic Corp., Ltd.                                  27,770           80,698
Metorex, Ltd. *                                          26,175           39,982
Metropolitan Holdings, Ltd.                              56,533          105,730

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Mr Price Group, Ltd. *                                   28,241   $       86,275
Murray & Roberts Holdings, Ltd.                          36,534          133,442
Mvelaphanda Group, Ltd.                                  40,873           51,469
Nampak, Ltd.                                             65,311          168,864
New Clicks Holdings, Ltd. *                              39,503           55,336
Northam Platinum, Ltd.                                   20,166          110,441
Omnia Holdings, Ltd.                                      5,039           33,416
Peregrine Holdings, Ltd.                                 26,506           35,550
Primedia, Ltd. *                                         25,101           63,590
PSG Group, Ltd.                                          12,523           35,831
Rainbow Chicken, Ltd.                                    31,021           47,060
Santam, Ltd.                                              8,279           90,681
Sun International, Ltd.                                  10,121          128,338
Tongaat-Hulett Group, Ltd.                                5,292           72,554
Trencor, Ltd.                                             8,556           33,151
Western Areas, Ltd. *                                     7,297           45,671
Wilson Bayly Holmes-Ovcon, Ltd.                           5,031           39,661
                                                                  --------------
                                                                       2,908,329

SOUTH KOREA - 2.96%
Binggrae Company, Ltd.                                      990           46,899
Bukwang Pharmaceutical Company, Ltd.                      2,450           40,674
Byucksan Engineering & Construction Company,
   Ltd.                                                   4,400           34,104
Cheil Communications, Inc.                                  330           67,696
Chong Kun Dang Pharm Corp.                                1,240           42,876
Choongwae Pharma Corp.                                      990           42,240
CJ CGV Company, Ltd.                                      2,000           48,747
Crown Confectionery Company, Ltd.                           310           38,680
Dacom Corp.                                               2,890           51,951
Dae Han Flour Mills Company, Ltd.                           230           32,103
Daeduck Electronics Company, Ltd.                         6,110           52,527
Daeduck GDS Company, Ltd.                                 3,600           34,451
Daehan City Gas Company, Ltd.                             1,530           37,372
Daekyo Company, Ltd.                                      1,000           78,566
Daerim Corp. *                                            1,180           35,561
Daesang Corp. *                                           3,090           48,358
Daesung Industrial Company, Ltd.                            550           37,512
Daewoo Motor Sales                                        3,090           71,883
Daishin Securities Company, Ltd.                          6,150          117,056
Daou Technology, Inc. *                                   5,570           36,694
DC Chemical Company, Ltd.                                 1,720           64,566
Dong Su Industrial Company, Ltd.                          1,490           36,080
Dong-A Pharmaceutical Company, Ltd.                       1,180           72,245
Dongbu Corp.                                              1,680           34,197
Dongbu Securities Company, Ltd.                           3,240           33,233
Dongbu Steel Company, Ltd.                                3,980           33,037
DongbuElectronics Company, Ltd. *                        17,000           35,952
Dongkuk Steel Mill Company, Ltd.                          3,520           62,345
Dongwon Systems Corp.                                    16,920           37,214
Doosan Corp. *                                            1,300           41,102
Doosan Industrial Development Company, Ltd. *             4,510           44,971
E1 Corp.                                                    890           37,456

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
Fursys, Inc.                                              1,250   $       40,446
Gwangju Shinsegae Company, Ltd.                             260           37,940
Halla Climate Control Company, Ltd.                       6,280           61,757
Hana Securities Company, Ltd.                             2,370           33,957
Handsome Company, Ltd.                                    3,160           56,804
Hanil Cement Manufacturing Company, Ltd.                    720           51,162
Hanjin Transportation Company, Ltd.                       1,110           32,512
Hankuk Paper Manufacturing Company, Ltd.                  1,070           36,206
Hanmi Pharm Company, Ltd.                                   510           64,175
Hansol CSN                                                8,980           32,095
Hansol LCD, Inc.                                            910           39,067
Hansol Paper Company                                      4,460           50,934
Hanwha Chem Corp.                                         5,190           54,715
Hanwha Securities Company                                 3,850           33,790
Hotel Shilla Company, Ltd.                                5,200           85,228
Hwa Sung Industrial Company, Ltd.                         2,440           33,154
Hyosung Corp. *                                           3,690           63,796
Hyundai Cement Company                                      960           31,824
Hyundai Corp. *                                           1,900           44,702
Hyundai Elevator Company, Ltd.                              610           52,957
Hyundai H&S Company, Ltd.                                   530           37,157
Hyundai Hysco                                             4,500           55,435
Hyundai Marine & Fire Insurance Company, Ltd.             3,650           53,262
Ilyang Pharmaceutical Company, Ltd.                       1,190           40,141
Jeonbuk Bank                                              4,050           35,674
KISWIRE, Ltd.                                             1,480           37,559
Kolon Engineering & Construction Company, Ltd.            2,190           34,620
Kolon Industries, Inc. *                                  3,240           37,686
Korea Development Corp.                                   1,290           35,193
Korea Development Financing Corp.                           710           37,163
Korea Iron & Steel Company, Ltd.                          1,150           44,993
Korea Kumho Petrochemical                                 1,680           50,274
Korean Petrochemical Ind. Company, Ltd.                   1,280           33,973
Korean Reinsurance Company                                6,740           85,524
KP Chemical Corp. *                                       8,930           43,437
KTBNetwork *                                              6,720           34,783
Kumho Electric Company, Ltd.                                700           32,124
Kumho Industrial Company, Ltd.                            2,530           58,722
Kwang Dong Pharmaceutical Company, Ltd.                  10,360           36,041
Kyeryong Construction Industrial Company, Ltd.              880           34,290
Kyobo Securities Company                                  3,590           33,216
LG Household & Health Care, Ltd.                          1,110           82,396
LG International Corp.                                    5,820          141,546
LG Life Sciences, Ltd. *                                  1,060           55,203
LG Petrochemical Company, Ltd.                            2,270           46,327
LIG Non-Life Insurance Company, Ltd.                      6,360          108,275
Lotte Chilsung Beverage Company, Ltd.                        70           88,083
Lotte Midopa Company, Ltd. *                              3,840           63,344
Lotte Samkang Company, Ltd.                                 190           38,173

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA (CONTINUED)
LS Cable, Ltd.                                            2,360   $       80,605
LS Industrial Systems Company, Ltd.                       1,290           43,514
Meritz Securities Company, Ltd.                           5,270           33,380
Namyang Dairy Products Company, Ltd.                         80           60,315
NH Investment & Securities Co., Ltd.                      2,440           31,735
Nong Shim Holdings Company, Ltd.                            490           46,269
Ottogi Corp.                                                350           42,746
Pantech & Curitel Communications, Inc. *                 26,460           32,876
Pantech Company, Ltd. *                                  11,070           50,334
Poongsan Corp.                                            3,420           70,338
Pulmuone Company, Ltd.                                    1,020           31,117
Pusan City Gas Company, Ltd.                              1,820           38,105
Sam Young Electronics Company, Ltd.                       4,150           37,520
Samchully Company, Ltd.                                     430           54,108
Samjin Pharmaceutical Company, Ltd.                         630           35,374
Samsung Fine Chemicals Company, Ltd.                      2,450           64,767
Samwhan Corp.                                             1,500           33,626
Samyang Corp.                                               840           49,919
Samyang Genex Company, Ltd.                                 400           39,717
Seoul Securities Company, Ltd.                           26,110           38,791
Shinmoorim Paper Manufacturing Company, Ltd.              3,770           35,878
Sindo Ricoh Company, Ltd.                                 1,060           49,094
SK Chemicals Company, Ltd.                                1,870           66,341
SK Gas Company, Ltd.                                      1,000           39,547
SK Securities Company, Ltd.                              30,720           37,194
SKC Company, Ltd.                                         3,270           71,921
Solomon Mutual Savings Bank                               1,530           31,548
Ssangyong Cement Industrial Company, Ltd. *               3,930           53,608
Ssangyong Motor Company *                                12,690           70,850
STX Corp.                                                 2,730           33,198
STX Engine Company, Ltd.                                  3,000           52,977
Sungshin Cement Company, Ltd.                             2,140           37,337
Tae Young Corp.                                             680           50,477
Taekwang Industrial Company, Ltd.                            70           43,893
Taihan Electric Wire Company, Ltd.                        2,370           48,869
Tong Yang Investment Bank *                               1,370           18,470
Tong Yang Major Corp. *                                   5,140           34,241
Union Steel                                               1,390           34,320
Woongjin Thinkbig Company, Ltd.                           3,360           64,841
Youlchon Chemical Company, Ltd.                           3,520           36,663
Young Poong Corp.                                           136           29,840
Youngone Corp.                                            8,130           34,645
Yuhan Corp.                                                 960          147,193
Yungjin Pharmaceutical Company, Ltd. *                   11,000           36,058
                                                                  --------------
                                                                       6,054,342

SPAIN - 0.91%
Adolfo Dominguez                                            773           43,100
Construcciones y Auxiliar de Ferrocarriles SA               288           39,545
Electrificaciones del Norte                               1,340           41,269
FAES FARMA SA                                             1,785           42,811
Grupo Empresarial Ence SA                                 1,054           42,308

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Mecalux SA *                                              1,211   $       44,445
Obrascon Huarte Lain SA                                   2,147           44,055
Sol Melia SA                                             97,114        1,487,982
Tubacex SA                                                7,125           41,601
Viscofan SA *                                             2,592           38,118
                                                                  --------------
                                                                       1,865,234

SWEDEN - 2.11%
Active Biotech AB *                                       4,200           37,673
AddTech AB *                                              2,400           35,907
Axfood AB                                                 1,400           38,595
Bergman & Beving AB                                       2,500           46,754
Biacore International AB                                  1,050           35,637
Billerud Aktibolag AB (a)                                 2,600           37,278
D. Carnegie & Company AB                                168,415        3,394,594
IBS AB *                                                 10,000           36,572
Industrial & Financial Systems Corp. *                   26,000           35,117
JM AB                                                       600           41,185
Lindex AB *                                               3,700           55,357
Micronic Laser Systems AB *                               2,500           47,100
Nibe Industrier AB                                        1,200           48,208
Nolato AB                                                 3,400           38,858
Obsever AB *                                              8,200           35,328
Peab AB                                                   2,600           44,302
Pergo AB *                                                6,000           41,559
Protect Data AB                                           2,000           31,031
Q-Med AB                                                  1,000           47,654
Skanditek Industriforvaltning AB                          7,000           38,788
SkiStar AB                                                3,000           39,897
Studsvik AB                                               1,200           39,647
Teleca AB *                                               6,400           34,577
WM Data AB, Series B                                     13,000           39,079
                                                                  --------------
                                                                       4,320,697

SWITZERLAND - 7.32%
AFG Arbonia-Forster Holdings                                121           42,242
Allreal Holding AG                                          553           55,484
Ascom Holding AG *                                        2,827           40,105
Bank Sarasin & Compagnie AG                                  23           61,645
Barry Callebaut AG *                                        109           42,221
Berner Kantonalbank                                         504           85,385
Bucher Industries AG                                        470           44,374
Charles Voegele Holding AG *                                553           44,115
Clariant AG *                                             5,086           76,753
Converium Holding AG                                      9,789          117,135
Conzzeta Holding AG                                          25           41,531
Daetwyler Holding AG                                         10           40,290
Energiedienst Holding AG *                                  140           56,532
Forbo Holding AG *                                          157           41,124
Georg Fischer AG *                                          141           63,951
Gurit Heberlein                                           2,056        2,477,109
Helvetia Patria Holding                                     163           42,360
Hiestand Holding AG                                          37           37,915

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Jelmoli Holding AG                                           23   $       40,762
Kuoni Reisen Holding AG, Series B *                       2,919        1,599,995
Luzerner Kantonalbank *                                     435           91,583
PubliGroupe SA *                                            124           40,791
Rieter Holdings AG                                          166           65,051
Saurer AG *                                                 690           51,071
SIG Holding AG, REG *                                    12,407        2,624,862
Sika AG *                                                    38           42,814
St. Galler Kantonalbank                                     156           54,140
Sulzer AG                                                    26           18,720
Swiss Prime Site AG *                                     1,559           79,235
Swissfirst AG                                               465           40,919
Tamedia AG                                                  447           46,687
Tecan Group AG                                              748           40,600
Valiant Holding *                                         1,167          126,686
Valora Holding AG                                           226           46,652
Verwaltungs-und Privat-Bank AG                           19,629        4,520,021
Vontobel Holdings AG                                     55,710        2,027,359
                                                                  --------------
                                                                      14,968,219

THAILAND - 0.23%
BEC World, Public Company, Ltd.                       1,011,153          430,108
Kiatnakin Finance, Public Company, Ltd.                  49,600           40,373
                                                                  --------------
                                                                         470,481

UNITED KINGDOM - 14.93%
Abacus Group PLC                                         13,889           42,406
Abbot Group PLC                                          10,804           61,320
Aberdeen Asset Management PLC                            50,973          157,542
AEA Technology PLC *                                     18,852           37,696
Aga Foodservice Group PLC                                 7,975           56,766
Aggreko PLC                                              10,851           53,863
Alfred McAlpine PLC                                       4,944           42,229
Alizyme PLC *                                            20,600           52,575
Amstrad PLC                                              11,470           39,855
Anite Group PLC *                                        41,216           51,340
Arena Leisure PLC                                        50,686           37,740
Arla Foods UK PLC                                        42,378           43,262
Arriva PLC                                                9,180           92,598
Ashtead Group PLC                                        16,238           60,832
Atkins WS PLC                                             6,965          106,851
Autonomy Corp. PLC *                                      8,304           63,930
Aveva Group PLC                                           2,632           58,373
Avis Europe PLC *                                        29,881           40,999
Axis-Shield PLC *                                         6,029           39,865
Axon Group PLC                                            6,844           41,568
Babcock International Group                               9,840           56,816
Barr (A.G.) Plc                                           2,441           45,609
Bespak PLC                                                7,040           83,144
Blacks Leisure Group PLC                                  5,193           51,457
Bloomsbury Publishing PlC                                 8,443           51,952
Bodycote International                                  561,566        2,792,788
Bovis Homes Group PLC                                     7,687          118,071

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
BPP Holdings PLC                                          5,823   $       46,411
Brewin Dolphin Holdings PLC                              19,068           63,309
Brit Insurance Holdings PLC                              22,710          110,815
Burberry Group PLC                                      253,039        2,071,293
Business Post Group PlC                                   6,109           43,999
Cambridge Antibody Technology Group PLC *               108,366        2,648,965
Capital & Regional PLC                                    4,682           84,807
Care UK PLC                                               6,169           53,502
Carillion PLC                                            11,910           67,708
Carpetright PLC                                           2,159           47,316
Charles Stanley Group PlC                                 5,789           38,061
Chemring Group PLC                                        3,041           59,526
Chloride Group                                           23,317           43,895
Chrysalis Group PLC                                      18,683           47,507
Colt Telecom Group PlC *                                 46,870           56,189
Computacenter PLC                                         9,282           38,207
Cookson Group PLC                                        12,000          111,883
Costain Group PLC *                                      39,007           37,812
Countrywide PLC                                          12,010          108,152
Cranswick PLC                                             5,595           68,698
Crest Nicholson                                           5,817           55,271
Croda International                                       5,534           46,751
Dairy Crest Group PLC                                     4,576           38,700
Dana Petroleum PLC *                                      3,885           70,443
Datamonitor PlC                                           6,875           47,423
Davis Service Group PLC                                   8,389           70,123
De La Rue PLC                                            12,089          118,770
Delta PLC                                                17,178           41,428
Detica Group PLC                                          2,645           62,030
Development Securities PLC                                4,792           44,522
Devro PLC                                                16,247           38,878
Dicom Group PLC                                           9,710           39,650
Diploma PLC                                               2,919           40,379
Domestic & General Group                                  4,202           76,545
Domino Printing Sciences                                 11,323           58,963
DS Smith PLC                                            660,348        1,886,320
DTZ Holdings PLC                                          6,186           82,270
DX Services PLC                                         163,396          994,712
Electrocomponents PLC                                   121,262          575,237
Elementis PLC                                            43,610           64,942
Emerald Energy PLC *                                      6,316           34,723
Ennstone PLC                                             39,739           37,032
Enodis PLC                                               17,849           62,688
Enterprise PLC                                            7,767           60,377
Entertainment Rights PLC *                               57,976           36,923
Erinaceous Group PLC                                     12,246           79,712
Euromoney Institutional Investor PLC                     11,645           81,253
European Motor Holdings PLC                               6,076           46,293
Evolution Group PLC                                      27,569           81,076
Expro International Group                                 4,247           59,267
F&C Asset Management PLC                                 44,888          177,833
Fenner PLC                                               16,871           66,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Filtrona PLC                                             16,280   $       94,229
Findel PLC                                                4,939           50,744
First Choice Holidays PLC                                37,488          150,974
FKI PLC                                                  45,272           91,161
Forth Ports PLC                                           2,037           64,293
Fuller Smith & Turner                                     1,929           40,397
Galliford Try PLC                                        21,926           45,280
Game Group PLC                                          672,855          989,381
Go-Ahead Group PLC                                        3,185          101,183
Greene King PLC                                           9,777          138,635
Gyrus Group PLC *                                         9,073           55,744
Halfords Group PLC                                       12,850           70,826
Headlam Group PLC                                         4,647           43,218
Helical Bar PLC                                          11,397           83,258
Helphire PLC                                              5,497           41,496
Henderson Group PLC *                                   110,916          159,977
Henry Boot PLC                                            2,686           40,376
Highway Insurance Holdings PLC                           25,517           36,326
Hill & Smith Holdings PlC                                 8,877           40,115
Hiscox PLC                                               25,563          102,351
Holidaybreak PLC                                          5,473           72,275
Homeserve PLC                                            73,642        2,216,736
Homestyle Group PLC *                                    29,873           71,065
Hunting PLC                                               7,267           49,208
Intec Telecom Systems PLC *                              40,144           39,666
Interserve PLC                                            6,095           45,182
iSOFT Group PLC                                         382,831          629,255
Isotron PLC                                               3,348           37,534
ITE Group PLC                                            25,437           60,274
J.D. Wetherspoon PLC                                      8,267           61,167
James Fisher & Sons PLC                                   6,216           53,909
JJB Sports PLC                                           14,463           47,139
JKX Oil & Gas PLC                                         8,622           64,440
John Laing PLC                                            9,595           49,830
John Wood Group PLC                                     365,501        1,595,207
Johnson Service Group PLC                                 5,820           46,714
Keller Group PLC                                          6,773           67,367
Kensington Group PLC                                      2,683           52,267
Kier Group PLC                                            1,554           44,507
Kiln PLC                                                 38,104           63,166
London Clubs International PLC *                         29,221           53,367
Lookers PLC                                               4,328           62,424
Luminar PLC                                               8,758           86,127
Marshalls PLC                                             6,732           39,722
Marylebone Warwick Balfour Group PLC *                   13,073           45,425
Matalan PLC                                              23,841           78,486
Mcbride PLC                                              13,458           43,107
McCarthy & Stone PLC                                      6,438           92,375
Melrose Resources PLC                                     6,844           49,997
Metal Bulletin PLC                                        7,120           41,678
MFI Furniture Group PLC                                  44,865           96,855
Minerva PLC                                               8,952           42,760

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Misys PLC                                                32,278   $      108,680
Mitie Group                                              12,701           46,333
MJ Gleeson Group PLC                                      5,863           44,396
Morgan Crucible Company                                  13,094           60,336
Morgan Sindall PLC                                        2,172           43,777
Morse PLC                                                21,375           29,829
Mothercare PLC                                            6,090           39,413
Mouchel Parkman PLC                                       7,623           49,977
MyTravel Group PLC *                                     28,370          126,476
N Brown Group PLC                                        17,713           67,851
Northgate Information Solutions PLC *                    34,647           47,376
Northgate PLC                                             5,310          101,454
NSB Retail Systems PLC *                                 64,125           34,834
Pace Micro Technology PlC *                              44,430           38,699
Pendragon PLC                                             7,677           80,817
Premier Farnell PLC                                      10,825           39,286
Premier Foods PLC                                        16,880           97,465
Premier Oil PLC *                                         4,931           90,194
Protherics PLC *                                         31,033           47,666
Psion PLC                                                17,318           50,605
PZ Cussons PLC                                            1,476           40,089
QXL Ricardo PLC *                                           202           42,310
Rathbone Brothers                                         2,600           57,079
Redrow PLC                                               10,006           88,185
Regus Group PLC *                                        40,529           85,027
Renishaw PLC                                              4,595           74,323
Rensburg Sheppards PLC                                    4,945           63,079
Restaurant Group PLC                                     11,193           40,884
Retail Decisions PLC *                                   14,432           38,928
RM PLC                                                   11,530           38,119
Robert Walters PLC                                        8,452           42,746
Robert Wiseman Dairies PLC                                9,457           57,527
ROK PLC                                                   4,096           44,807
Rotork PLC                                                5,236           68,655
Royalblue Group PLC                                       3,727           49,427
RPC Group PLC                                            19,627           86,856
RPS Group PLC                                            19,978           76,995
Sanctuary Group PLC *                                    41,903           37,087
Savills PLC                                               6,242           66,646
SDL PLC *                                                10,149           35,645
Senior PLC                                               36,311           42,170
Severfield-Rowen PLC                                      1,973           45,827
Shanks Group PLC                                         12,423           39,908
Shore Capital Group PLC                                  39,654           39,553
SIG PLC                                                   7,605          120,088
Skyepharma PLC *                                         57,728           39,739
Soco International PLC *                                  5,995          139,864
Sondex PLC                                                6,737           36,470
Speedy Hire PLC                                           4,678           76,673
Spirax-Sarco Engineering PLC                              3,497           59,740
SSL International PLC                                    12,162           63,958
ST Modwen Properties PLC                                  7,873           64,925

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Stagecoach Group PLC                                     36,547   $       69,656
Stanley Leisure PLC                                       3,615           44,658
Surfcontrol PLC *                                         4,312           38,002
Taylor Nelson Sofres PLC                                 26,006          114,719
Ted Baker PLC                                             4,286           39,780
Telent PLC *                                             12,810          122,495
The Weir Group PLC                                       14,185          116,911
THUS Group PLC *                                         17,980           44,036
Topps Tiles PLC                                          12,720           52,657
Town Centre Securities PLC                                7,270           62,778
TT electronics PLC                                       12,232           39,753
UK Coal PLC *                                            32,311           98,653
Ultra Electronics Holdings                                2,812           54,938
Vanco PLC *                                               4,357           39,582
Venture Production PLC *                                  6,480           80,961
Vernalis PLC *                                           62,378           86,172
Victrex PLC                                               3,269           40,567
Viridian Group PLC                                        7,576          130,699
Vitec Group PLC                                           8,660           77,823
VT Group PLC                                              7,174           63,662
W.H. Smith PLC                                           10,465           85,565
Wagon PLC                                                23,762          101,037
Wellington Underwriting PLC                              31,932           50,692
Whatman PLC                                              12,326           73,421
Wolfson Microelectronics PLC *                            6,881           58,001
Wolverhampton & Dudley Brew PLC                           7,142          168,831
Woolworths Group PLC                                     94,167           55,563
WSP Group PLC                                             6,248           49,389
Xaar Plc                                                  8,223           41,742
Xansa PLC                                                21,636           31,206
Yule Catto & Company PLC                                263,098        1,207,414
                                                                  --------------
                                                                      30,535,593

UNITED STATES - 1.13%
Canadian Western Bank                                       300           11,697
GSI Group Inc/Canada *                                  128,528        1,212,019
Steiner Leisure, Ltd. *                                  25,841        1,077,311
                                                                  --------------
                                                                       2,301,027
                                                                  --------------
TOTAL COMMON STOCKS (Cost $208,367,918)                           $  197,913,972
                                                                  --------------
PREFERRED STOCKS - 0.42%

GERMANY - 0.42%
Hugo Boss AG                                             20,679          853,939
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $978,905)                            $      853,939
                                                                  --------------
RIGHTS - 0.00%

SOUTH KOREA - 0.00%
NH Investment & Securities Co., Ltd.                      2,248            1,070
                                                                  --------------
TOTAL RIGHTS (Cost $0)                                            $        1,070
                                                                  --------------

INTERNATIONAL SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 7.83%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   16,018,952   $   16,018,952
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $16,018,952)                                             $   16,018,952
                                                                  --------------

REPURCHASE AGREEMENTS - 3.41%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $6,974,717 on 06/01/2006, collateralized
   by $7,100,000 Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007 (valued at
   $7,117,750, including interest) (c)           $    6,974,000   $    6,974,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,974,000)                                              $    6,974,000
                                                                  --------------

TOTAL INVESTMENTS (INTERNATIONAL SMALL COMPANY
   FUND)
   (COST $232,339,775) - 108.41%                                  $  221,761,933

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.41)%                                                           (17,199,378)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  204,562,555
                                                                  ==============

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Paper                                6.01%
Industrial Machinery                 5.61%
Industrials                          5.56%
Building Materials & Construction    4.92%
Financial Services                   4.75%

INTERNATIONAL VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.92%

AUSTRALIA - 1.99%
National Australia Bank, Ltd. (a)                       448,016   $   11,817,386
Qantas Airways, Ltd., ADR                             2,526,558        5,982,523
                                                                  --------------
                                                                      17,799,909

BELGIUM - 2.15%
Agfa Gevaert NV (a)                                     686,120       13,902,525
Belgacom SA                                             169,350        5,346,035
                                                                  --------------
                                                                      19,248,560

CANADA - 1.48%
Domtar, Inc.                                          1,139,444        7,448,899
Quebecor World, Inc.                                    583,900        5,823,647
                                                                  --------------
                                                                      13,272,546

CAYMAN ISLANDS - 1.35%
ACE, Ltd. (a)                                           162,056        8,389,639
XL Capital, Ltd., Class A                                58,833        3,722,952
                                                                  --------------
                                                                      12,112,591

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CHINA - 0.89%
China Telecom Corp., Ltd.                            24,415,589   $    7,947,424

DENMARK - 1.75%
Vestas Wind Systems AS (a)                              607,927       15,690,868

FINLAND - 2.58%
Stora Enso Oyj, R Shares - EUR                          720,110       10,081,730
UPM-Kymmene Oyj                                         605,431       13,005,636
                                                                  --------------
                                                                      23,087,366

FRANCE - 6.98%
Arkema ADR *                                             46,273          164,482
AXA Group (a)                                           309,466       10,762,018
France Telecom SA (a)                                   823,831       18,458,392
Sanofi-Aventis (a)                                      152,966       14,437,403
Thomson SA (a)                                          348,150        6,612,103
Total SA (a)                                            185,092       12,018,483
                                                                  --------------
                                                                      62,452,881

GERMANY - 5.67%
Bayerische Motoren Werke (BMW) AG (a)                   191,764        9,877,702
Deutsche Post AG - REG                                  419,401       11,388,240
E.ON AG                                                  35,799        4,134,518
Muenchener Rueckversicherungs-
   Gesellschaft AG                                       93,616       12,704,043
Siemens AG                                              146,169       12,589,797
                                                                  --------------
                                                                      50,694,300

HONG KONG - 1.85%
Cheung Kong Holdings, Ltd.                              287,444        3,116,356
Hutchison Whampoa, Ltd.                               1,475,620       13,439,543
                                                                  --------------
                                                                      16,555,899

ISRAEL - 1.72%
Check Point Software Technologies, Ltd., ADR *          794,420       15,348,195

ITALY - 2.58%
Eni SpA (a)                                             479,819       14,463,451
UniCredito Italiano SpA (a)                           1,129,147        8,621,423
                                                                  --------------
                                                                      23,084,874

JAPAN - 5.00%
KDDI Corp.                                                1,518        9,491,303
Konica Minolta Holdings, Inc. (a)                       962,462       11,529,828
Sony Corp.                                              293,114       13,079,502
Takeda Pharmaceutical Company, Ltd. (a)                 165,186       10,681,366
                                                                  --------------
                                                                      44,781,999

MEXICO - 0.46%
Telefonos de Mexico SA de CV, Class L, ADR              207,665        4,109,690

NETHERLANDS - 6.74%
ING Groep NV (a)                                        431,202       16,893,478
Koninklijke (Royal) Philips Electronics NV              372,296       11,723,962
Reed Elsevier NV (a)                                  1,342,355       19,585,711
Royal Dutch Shell PLC, B Shares                         352,313       12,103,211
                                                                  --------------
                                                                      60,306,362

NORWAY - 3.48%
Norske Skogindustrier ASA (a)                           767,124       11,117,922

INTERNATIONAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NORWAY (CONTINUED)
Telenor ASA (a)                                       1,582,921   $   20,008,430
                                                                  --------------
                                                                      31,126,352

PORTUGAL - 0.73%
Portugal Telecom, SGPS, SA                              552,556        6,495,061

SINGAPORE - 2.12%
Flextronics International, Ltd. *                       577,220        6,499,497
Venture Corp., Ltd.                                   1,742,840       12,495,855
                                                                  --------------
                                                                      18,995,352

SOUTH AFRICA - 0.40%
Sappi, Ltd.                                             290,327        3,591,447

SOUTH KOREA - 4.35%
Kookmin Bank, ADR                                        76,721        6,174,506
KT Corp., Sponsored ADR                                 181,994        4,012,968
Samsung Electronics Company, Ltd., GDR                   57,800       18,264,800
Samsung Electronics Company, Ltd.-London, GDR                64           20,224
SK Telecom Company, Ltd., SADR                          399,323       10,422,330
                                                                  --------------
                                                                      38,894,828

SPAIN - 4.43%
Gamesa Corporation Tecno SA (a)                         573,283       11,991,352
Iberdrola SA (a)                                        140,164        4,505,632
Repsol SA (a)                                           542,822       15,164,474
Telefonica SA - EUR (a)                                 484,300        7,936,278
                                                                  --------------
                                                                      39,597,736

SWEDEN - 0.74%
Securitas AB, B Shares (a)                              344,958        6,594,613

SWITZERLAND - 3.10%
Nestle SA (a)                                            33,027        9,873,198
Swiss Reinsurance Company AG (a)                        177,723       12,518,586
UBS AG (a)                                               47,324        5,363,088
                                                                  --------------
                                                                      27,754,872

TAIWAN - 5.83%
Chunghwa Telecom Company, Ltd., ADR (a)                 478,379        9,801,986
Compal Electronics, Inc., GDR                           550,762        2,808,886
Compal Electronics, Inc.                              6,134,000        6,280,481
Lite-On Technology Corp.                                842,580       13,177,193
Mega Financial Holding Company, Ltd.                 28,130,000       20,108,537
                                                                  --------------
                                                                      52,177,083

UNITED KINGDOM - 27.55%
Amvescap PLC                                            382,002        3,710,112
Aviva PLC                                               322,460        4,481,799
BAE Systems PLC                                         610,443        4,367,985
Boots Group PLC (a)                                     907,312       11,981,699
BP PLC                                                1,186,062       13,885,452
British Sky Broadcasting Group PLC                    1,900,376       18,919,751
Centrica PLC                                          2,211,102       11,534,708
Compass Group PLC                                     7,152,917       31,687,425
GlaxoSmithKline PLC                                     482,985       13,389,612
Group 4 Securicor PLC                                 3,286,910       10,759,141
HSBC Holdings PLC                                       971,360       16,912,283

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Morrison W Supermarket                                3,649,277   $   13,380,773
Old Mutual PLC                                        1,987,022        6,262,250
Pearson PLC                                             808,116       10,921,509
Reed Elsevier PLC                                        89,874          875,407
Rentokil Initial PLC (a)                              3,336,007        9,060,821
Royal Bank of Scotland Group PLC                        706,882       22,827,419
Tesco PLC                                             1,174,590        7,051,588
Unilever PLC                                            511,052       11,439,451
Vodafone Group PLC                                   10,012,007       23,067,412
                                                                  --------------
                                                                     246,516,597
                                                                  --------------
TOTAL COMMON STOCKS (Cost $775,362,802)                           $  858,237,405
                                                                  --------------
SHORT TERM INVESTMENTS - 20.66%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $  184,859,308   $  184,859,308
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $184,859,308)                                            $  184,859,308
                                                                  --------------
REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $485,050 on 06/01/2006, collateralized
   by $510,000 Federal Home Loan Mortgage
   Corp., 5.40% due 03/17/2021 (valued at
   $498,525, including interest) (c)             $      485,000   $      485,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $485,000)                                                $      485,000
                                                                  --------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE FUND)
   (COST $960,707,110) - 116.64%                                  $1,043,581,713
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (16.64)%                                                         (148,842,796)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  894,738,917
                                                                  ==============

The portfolio had the following five top industry concentrations as of May 31, 2006 (as a percentage of total net assets):

Telecommunications Equipment & Services   10.11%
Electronics                                8.74%
Insurance                                  8.46%
Banking                                    6.13%
Food & Beverages                           4.64%

INVESTMENT QUALITY BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 18.37%

TREASURY INFLATION PROTECTED SECURITIES
   (D) - 3.49%
   2.375% due 04/15/2011                         $    4,175,979   $    4,184,786

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY BONDS - 8.75%
   6.25% due 08/15/2023                          $    2,000,000   $    2,197,500
   7.875% due 02/15/2021                              2,339,000        2,938,004
   8.125% due 08/15/2019 ****                           885,000        1,119,663
   8.75% due 08/15/2020                               1,535,000        2,053,541
   8.875% due 08/15/2017 to 02/15/2019                1,655,000        2,176,584
                                                                  --------------
                                                                      10,485,292

U.S. TREASURY NOTES - 6.13%
   4.25% due 08/15/2013                               5,525,000        5,247,023
   6.50% due 02/15/2010                               2,000,000        2,098,594
                                                                  --------------
                                                                       7,345,617
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $22,473,999)                                             $   22,015,695
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.81%

FEDERAL HOME LOAN BANK - 1.77%
   5.80% due 09/02/2008                               2,105,000        2,120,430

FEDERAL HOME LOAN MORTGAGE CORP. - 2.65%
   4.00% due 11/15/2019                                 135,265          116,515
   5.00% due 03/01/2019 to 12/01/2019                   925,328          894,693
   6.30% due 03/15/2023                                   8,157            8,180
   6.50% due 04/01/2029 to 08/01/2034                    38,932           39,414
   6.625% due 09/15/2009                              2,030,000        2,107,775
   7.50% due 06/01/2010 to 05/01/2028                    15,202           15,771
                                                                  --------------
                                                                       3,182,348

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.94%
   3.125% due 12/15/2007                                541,000          523,524
   4.682% due 05/01/2013                                216,787          206,438
   4.874% due 02/01/2013                                361,353          347,429
   5.00% due 03/01/2019 to 06/01/2019                 1,837,659        1,778,257
   5.25% due 04/15/2007                                 676,000          675,330
   5.393% due 09/01/2014                              2,940,036        2,887,244
   5.50% due 08/01/2035 to 11/01/2035                 1,452,314        1,399,656
   5.636% due 12/01/2011                                226,827          226,272
   5.885% due 11/01/2011                                239,105          241,253
   6.048% due 03/01/2012 to 05/01/2012                  283,641          287,891
   6.085% due 10/01/2011                                157,072          159,208
   6.27% due 11/01/2007                                 200,931          201,385
   6.28% due 04/01/2011                                 135,265          139,515
   6.34% due 01/01/2008                                  33,346           33,479
   6.43% due 01/01/2008                                  38,544           38,739
   6.44% due 02/01/2011                                 472,823          489,069
   6.46% due 06/01/2009                                 186,069          189,040
   6.50% due 09/01/2031                                     169              171
   6.625% due 09/15/2009                                850,000          882,673
   6.80% due 10/01/2007                                   5,279            5,312
   7.00% due 06/01/2029                                     610              626
                                                                  --------------
                                                                      10,712,511

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   0.38%
   6.00% due 08/15/2008 to 04/15/2035                   132,088          132,261

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (CONTINUED)
   6.50% due 06/15/2028 to 08/15/2034            $       79,854   $       81,418
   7.00% due 11/15/2031 to 05/15/2033                   229,774          237,432
   8.00% due 07/15/2030 to 10/15/2030                     4,237            4,523
                                                                  --------------
                                                                         455,634

HOUSING & URBAN DEVELOPMENT - 0.07%
   7.498% due 08/01/2011                                 81,000           85,729
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $16,971,525)                                             $   16,556,652
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.25%

SOUTH AFRICA - 0.12%
Republic of South Africa
   7.375% due 04/25/2012                                143,000          152,116

TRINIDAD AND TOBAGO - 0.13%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                                 117,000          153,618
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $321,232)                                                $      305,734
                                                                  --------------
CORPORATE BONDS - 43.10%

ADVERTISING - 0.01%
R.H. Donnelley Corp.
   6.875% due 01/15/2013                                 10,000            9,150

AEROSPACE - 0.41%
Argo-Tech Corp.
   9.25% due 06/01/2011                                   5,000            5,250
DRS Technologies, Inc.
   6.625% due 02/01/2016                                  5,000            4,850
   7.625% due 02/01/2018                                  5,000            5,050
Goodrich Corp.
   7.10% due 11/15/2027                                 240,000          252,856
Moog, Inc.
   6.25% due 01/15/2015                                   1,000              956
Northrop Grumman Corp.
   7.875% due 03/01/2026                                 15,000           17,646
Raytheon Company
   4.85% due 01/15/2011                                 208,000          201,028
Sequa Corp.
   9.00% due 08/01/2009                                   6,000            6,375
                                                                  --------------
                                                                         494,011

AGRICULTURE - 0.58%
Agrium Inc.
   7.125% due 05/23/2036                                225,000          226,495
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                 135,000          142,266
Bunge Limited Finance Corp.
   5.10% due 07/15/2015                                  79,000           72,192
Case New Holland, Inc.
   7.125% due 03/01/2014                                 10,000            9,700
   9.25% due 08/01/2011                                  12,000           12,750
Monsanto Co.
   5.50% due 07/30/2035                                 125,000          108,286

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE (CONTINUED)
Monsanto Co. (continued)
   5.50% due 08/15/2025                          $      135,000   $      120,960
                                                                  --------------
                                                                         692,649

AIR TRAVEL - 0.61%
American Airlines
   3.857% due 07/09/2010                                 26,148           24,815
Continental Airlines, Inc., Series 974A
   6.90% due 01/02/2018                                 136,549          137,427
Continental Airlines, Inc., Series 981A
   6.648% due 09/15/2017                                296,606          295,699
Continental Airlines, Inc., Series ERJ1
   9.798% due 04/01/2021                                 14,643           15,301
Southwest Airlines Company
   5.125% due 03/01/2017                                200,000          181,513
   5.25% due 10/01/2014                                  84,000           78,880
                                                                  --------------
                                                                         733,635

ALUMINUM - 0.34%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                 27,000           25,676
   6.45% due 03/15/2011                                 159,000          163,375
Alcoa, Inc.
   6.75% due 01/15/2028                                 208,000          218,445
                                                                  --------------
                                                                         407,496

AUTO PARTS - 0.01%
Tenneco Automotive, Inc., Series B
   10.25% due 07/15/2013                                  1,000            1,100
TRW Automotive, Inc.
   11.00% due 02/15/2013                                  2,000            2,215
United Rentals North America, Inc.
   6.50% due 02/15/2012                                  10,000            9,600
Visteon Corp.
   7.00% due 03/10/2014                                   3,000            2,483
                                                                  --------------
                                                                          15,398

AUTO SERVICES - 0.02%
Avis Budget Car Rental LLC
   7.625% due 05/15/2014                                 15,000           15,075
Hertz Corp., Class A
   8.875% due 01/01/2014                                  5,000            5,200
   10.50% due 01/01/2016                                  5,000            5,413
                                                                  --------------
                                                                          25,688

AUTOMOBILES - 0.51%
Chrysler Corp.
   7.45% due 02/01/2097                                 135,000          129,759
DaimlerChrysler N.A. Holding Corp.
   4.75% due 01/15/2008                                 305,000          300,525
   8.50% due 01/18/2031                                 150,000          171,933
Ford Motor Company
   7.45% due 07/16/2031                                  10,000            7,250
General Motors Corp.
   8.375% due 07/15/2033                                  4,000            3,035
                                                                  --------------
                                                                         612,502

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING - 4.53%
American Express Centurion Bank
   4.375% due 07/30/2009                         $      250,000   $      242,014
Bank of America Corp.
   4.375% due 12/01/2010                                436,000          415,537
   7.40% due 01/15/2011                                 402,000          430,124
BB & T Corp.
   4.90% due 06/30/2017                                 192,000          175,027
Chase Manhattan Corp.
   7.00% due 11/15/2009                                 135,000          140,498
Chevy Chase Bank
   6.875% due 12/01/2013                                  5,000            5,000
China Development Bank
   5.00% due 10/15/2015                                 175,000          164,081
Citicorp
   6.375% due 11/15/2008                                231,000          235,897
First Republic Bank of San Francisco
   7.75% due 09/15/2012                                 111,000          119,960
First Union National Bank
   7.80% due 08/18/2010                                 350,000          376,009
Frost National Bank
   6.875% due 08/01/2011                                135,000          141,678
HBOS PLC, MTN
   6.00% due 11/01/2033                                 210,000          203,381
Huntington National Bank
   4.90% due 01/15/2014                                 250,000          232,563
National Australia Bank Ltd.
   8.60% due 05/19/2010                                  23,000           25,326
National City Corp.
   6.875% due 05/15/2019                                260,000          277,689
NBD Bancorp
   8.25% due 11/01/2024                                 270,000          318,940
Regions Financial Corp.
   7.00% due 03/01/2011                                  12,000           12,683
Republic New York Corp.
   9.50% due 04/15/2014                                 135,000          162,779
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                                 696,000          714,663
Sanwa Bank Ltd., New York Branch
   7.40% due 06/15/2011                                 300,000          319,695
Sovereign Bancorp, Inc.
   4.80% due 09/01/2010                                  30,000           28,795
VTB Capital SA
   6.25% due 07/02/2035                                 150,000          145,125
Wachovia Corp.
   5.50% due 08/01/2035                                 250,000          218,645
Wells Fargo Bank NA
   7.55% due 06/21/2010                                 300,000          321,720
                                                                  --------------
                                                                       5,427,829

BROADCASTING - 1.72%
BSkyB Finance UK Ltd.
   5.625% due 10/15/2015                                300,000          286,734
CanWest Media, Inc.
   8.00% due 09/15/2012                                  10,000           10,075
Chancellor Media Corp.
   8.00% due 11/01/2008                                  54,000           56,492

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                          $      316,000   $      331,229
Comcast Cable Communications
   8.50% due 05/01/2027                                 189,000          218,925
CSC Holdings, Inc.
   7.625% due 07/15/2018                                 21,000           20,895
Grupo Televisa S.A.
   6.625% due 03/18/2025                                250,000          236,250
Liberty Media Corp.
   5.70% due 05/15/2013                                   4,000            3,676
   7.875% due 07/15/2009                                  9,000            9,370
   8.25% due 02/01/2030                                   2,000            1,929
News America Holdings, Inc.
   7.75% due 01/20/2024                                 328,000          349,617
Viacom, Inc.
   6.25% due 04/30/2016                                 277,000          269,988
   7.875% due 07/30/2030                                250,000          264,110
                                                                  --------------
                                                                       2,059,290

BUILDING MATERIALS & CONSTRUCTION - 0.48%
American Standard, Inc.
   7.375% due 02/01/2008                                135,000          138,019
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                 273,000          283,838
SCL Terminal Aereo Santiago
   6.95% due 07/01/2012                                 156,946          158,014
                                                                  --------------
                                                                         579,871

BUSINESS SERVICES - 0.23%
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                                   1,000            1,070
FedEx Corp., Series 981A
   6.72% due 01/15/2022                                 158,971          165,466
GTECH Holdings Corp.
   4.75% due 10/15/2010                                  45,000           43,400
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                   5,000            5,025
Invensys PLC
   9.875% due 03/15/2011                                  9,000            9,765
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                 23,000           24,121
   10.25% due 08/15/2015                                  4,000            4,180
Xerox Corp.
   6.40% due 03/15/2016                                  10,000            9,550
   7.20% due 04/01/2016                                  15,000           15,300
                                                                  --------------
                                                                         277,877

CABLE AND TELEVISION - 1.33%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                  13,000           12,870
Coleman Cable, Inc.
   9.875% due 10/01/2012                                  5,000            4,613
Comcast Corp.
   5.85% due 11/15/2015                                 350,000          338,057
   6.50% due 11/15/2035                                 175,000          165,154
Cox Communications, Inc.
   7.125% due 10/01/2012                                208,000          216,041

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Cox Enterprises, Inc.
   4.375% due 05/01/2008                         $       64,000   $       62,022
Echostar DBS Corp.
   6.375% due 10/01/2011                                  6,000            5,760
LIN Television Corp.
   6.50% due 05/15/2013                                   5,000            4,638
LIN Television Corp., Series B
   6.50% due 05/15/2013                                   7,000            6,492
Mediacom Broadband LLC
   8.50% due 10/15/2015                                   2,000            1,950
   11.00% due 07/15/2013                                  4,000            4,220
Mediacom LLC/Mediacom Capital Corp.
   7.875% due 02/15/2011                                  5,000            4,869
   9.50% due 01/15/2013                                   4,000            4,020
Quebecor Media Inc.
   7.75% due 03/15/2016                                  10,000           10,150
Rogers Cable, Inc.
   6.25% due 06/15/2013                                  10,000            9,525
Shaw Communications, Inc.
   8.25% due 04/11/2010                                   4,000            4,180
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                   6,000            6,142
TCI Communications, Inc.
   8.75% due 08/01/2015                                 183,000          210,595
Time Warner, Inc.
   7.25% due 10/15/2017                                  60,000           63,003
   7.70% due 05/01/2032                                 427,000          458,662
                                                                  --------------
                                                                       1,592,963

CELLULAR COMMUNICATIONS - 0.65%
American Cellular Corp.
   10.00% due 08/01/2011                                  6,000            6,443
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                 94,000          101,920
   8.75% due 03/01/2031                                 217,000          266,349
Cingular Wireless LLC
   7.125% due 12/15/2031                                 67,000           70,196
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                 56,000           62,089
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                 15,000           15,581
Nextel Communications, Inc.
   7.375% due 08/01/2015                                  7,000            7,215
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                 27,000           29,700
Vodafone Group PLC
   7.75% due 02/15/2010                                 211,000          224,106
                                                                  --------------
                                                                         783,599

CHEMICALS - 0.62%
Cytec Industries, Inc.
   4.60% due 07/01/2013                                 135,000          120,751
   5.50% due 10/01/2010                                  90,000           87,767
Dow Chemical Company
   5.75% due 12/15/2008                                  54,000           54,296
   6.00% due 10/01/2012                                 154,000          155,676

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Equistar Chemicals LP
   10.625% due 05/01/2011                        $        8,000   $        8,660
IMC Global, Inc.
   7.30% due 01/15/2028                                   3,000            2,730
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                43,000           46,225
   11.25% due 06/01/2011                                  4,000            4,225
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                  9,000            9,259
Methanex Corp.
   8.75% due 08/15/2012                                   4,000            4,380
Millennium America, Inc.
   9.25% due 06/15/2008                                   4,000            4,130
Nalco Company
   7.75% due 11/15/2011                                   4,000            4,010
Potash Corp.
   4.875% due 03/01/2013                                250,000          235,819
                                                                  --------------
                                                                         737,928

COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010                                  2,000            2,000

CONTAINERS & GLASS - 0.04%
Ball Corp.
   6.625% due 03/15/2018                                  5,000            4,775
Crown Holdings, Inc.
   7.625% due 11/15/2013                                  5,000            5,025
   7.75% due 11/15/2015                                   5,000            5,038
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                  16,000           16,160
Stone Container Corp.
   9.25% due 02/01/2008                                  10,000           10,525
                                                                  --------------
                                                                          41,523

CORRECTIONAL FACILITIES - 0.00%
Corrections Corporation of America
   6.25% due 03/15/2013                                   2,000            1,900

CRUDE PETROLEUM & NATURAL GAS - 0.18%
Burlington Resources Finance Company
   7.40% due 12/01/2031                                 159,000          182,383
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                  10,000            9,450
   6.625% due 01/15/2016                                 12,000           11,490
   7.50% due 09/15/2013                                   3,000            3,067
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                   4,000            4,142
                                                                  --------------
                                                                         210,532

DOMESTIC OIL - 0.59%
Amerada Hess Corp.
   7.30% due 08/15/2031                                   2,000            2,132
Delta Petroleum Corp.
   7.00% due 04/01/2015                                  25,000           22,875
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                305,000          319,979
Exco Resources, Inc.
   7.25% due 01/15/2011                                   4,000            3,900

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                          $        2,000   $        2,123
Motiva Enterprises LLC
   5.20% due 09/15/2012                                 148,000          144,221
Valero Energy Corp.
   8.75% due 06/15/2030                                 162,000          201,160
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                   3,000            2,895
   7.25% due 05/01/2013                                   3,000            2,925
                                                                  --------------
                                                                         702,210

DRUGS & HEALTH CARE - 0.04%
Allegiance Corp.
   7.00% due 10/15/2026                                  13,000           13,268
Angiotech Pharmaceuticals, Inc.
   7.75% due 04/01/2014                                   4,000            3,990
Biovail Corp.
   7.875% due 04/01/2010                                 10,000           10,125
Rite Aid Corp.
   8.125% due 05/01/2010                                 18,000           18,135
                                                                  --------------
                                                                          45,518

ELECTRICAL EQUIPMENT - 0.38%
Exelon Generation Company LLC
   5.35% due 01/15/2014                                 187,000          178,932
Nisource Finance Corp.
   3.20% due 11/01/2006                                  81,000           80,242
Northern States Power Co.
   6.25% due 06/01/2036                                 125,000          124,646
   6.50% due 03/01/2028                                  67,000           68,638
                                                                  --------------
                                                                         452,458

ELECTRICAL UTILITIES - 2.44%
AES Corp.
   9.00% due 05/15/2015                                  14,000           15,155
Alabama Power Company
   5.875% due 12/01/2022                                 63,000           61,150
Arizona Public Service Company
   6.375% due 10/15/2011                                135,000          136,467
Avista Corp.
   9.75% due 06/01/2008                                  17,000           18,166
Carolina Power & Light Company
   6.50% due 07/15/2012                                 371,000          382,924
CMS Energy Corp.
   8.50% due 04/15/2011                                   4,000            4,220
Commonwealth Edison Company
   6.15% due 03/15/2012                                  92,000           93,035
Duke Energy Corp.
   5.375% due 01/01/2009                                135,000          134,021
Edison Mission Energy
   7.75% due 06/15/2016                                  20,000           19,800
Georgia Power Company
   5.25% due 12/15/2015                                 150,000          143,864
Midwest Generation LLC
   8.75% due 05/01/2034                                   6,000            6,420
Nevada Power Company
   9.00% due 08/15/2013                                   3,000            3,279
   10.875% due 10/15/2009                                 9,000            9,632


INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                          $       74,000   $       69,135
NSTAR
   8.00% due 02/15/2010                                 270,000          290,559
Ohio Edison Company
   4.00% due 05/01/2008                                 312,000          302,607
Old Dominion Electric Coop.
   6.25% due 06/01/2011                                 141,000          144,755
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                158,000          160,233
Pacificorp
   6.375% due 05/15/2008                                135,000          136,934
Pacificorp Australia LLC
   6.15% due 01/15/2008                                 111,000          111,993
PSEG Power LLC
   8.625% due 04/15/2031                                154,000          188,738
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                  54,000           57,481
Reliant Energy, Inc.
   6.75% due 12/15/2014                                  15,000           13,575
Southern California Edison Company
   6.00% due 01/15/2034                                 201,000          191,852
TXU Corp., Series O
   4.80% due 11/15/2009                                  74,000           70,872
TXU Corp., Series P
   5.55% due 11/15/2014                                  26,000           23,882
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                  94,000           96,890
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                  33,000           31,582
                                                                  --------------
                                                                       2,919,221

ENERGY - 0.50%
Aquila, Inc.
   9.95 due 02/01/2011                                   10,000           11,175
Midamerican Funding LLC
   6.75% due 03/01/2011                                 260,000          270,021
Mirant North America LLC
   7.375% due 12/31/2013                                 20,000           19,750
NRG Energy, Inc.
   7.25% due 02/01/2014                                   5,000            5,000
   7.375% due 02/01/2016                                 20,000           20,025
Peabody Energy Corp.
   6.875% due 03/15/2013                                 11,000           11,000
Pioneer Natural Resources Company
   6.875% due 05/01/2018                                 15,000           14,457
PPL Energy Supply LLC
   6.20% due 05/15/2016                                 250,000          249,347
TECO Energy, Inc.
   6.75% due 05/01/2015                                   2,000            2,000
                                                                  --------------
                                                                         602,775

FINANCIAL SERVICES - 8.00%
Aiful Corp.
   5.00% due 08/10/2010                                 225,000          214,359
AMBAC Financial Group, Inc.
   5.95% due 12/05/2035                                 185,000          171,491

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
American Financial Group, Inc.
   7.125% due 04/15/2009                         $      245,000   $      254,204
American General Finance Corp.
   5.375% due 10/01/2012                                154,000          150,190
Ameriprise Financial, Inc.
   5.65% due 11/15/2015                                 275,000          266,234
Amerus Capital I
   8.85% due 02/01/2027                                 101,000          106,374
Arch Western Finance LLC
   6.75% due 07/01/2013                                  16,000           15,520
Associates Corp. of North America
   8.55% due 07/15/2009                                  81,000           87,752
Beneficial Corp.
   8.40% due 05/15/2008                                  47,000           49,336
CIT Group, Inc.
   5.00% due 02/01/2015                                 300,000          279,476
Citigroup, Inc.
   4.875% due 05/07/2015                                586,000          544,329
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                                450,000          456,794
E*TRADE Financial Corp.
   7.375% due 09/15/2013                                  2,000            2,025
   8.00% due 06/15/2011                                   3,000            3,105
Equitable Companies, Inc.
   7.00% due 04/01/2028                                 235,000          250,280
Erac USA Finance Company
   8.00% due 01/15/2011                                 534,000          580,040
Farmers Exchange Capital
   7.05% due 07/15/2028                                 350,000          343,785
Ford Motor Credit Company
   6.625% due 06/16/2008                                 20,000           18,942
   7.00% due 10/01/2013                                   6,000            5,176
General Electric Capital Corp.
   6.125% due 02/22/2011                                 67,000           68,501
   6.75% due 03/15/2032                                 634,000          678,507
General Motors Acceptance Corp.
   6.875% due 09/15/2011                                135,000          126,822
   8.00% due 11/01/2031                                  30,000           28,179
Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                                304,000          287,144
   6.875% due 01/15/2011                                208,000          217,396
Hartford Financial Services Group, Inc.
   7.90% due 06/15/2010                                  27,000           29,120
Household Finance Corp.
   6.375% due 11/27/2012                                410,000          420,576
   7.00% due 05/15/2012                                 283,000          299,259
International Lease Finance Corp.
   5.75% due 10/15/2006                                  94,000           94,055
   5.875% due 05/01/2013                                150,000          149,036
John Deere Capital Corp.
   7.00% due 03/15/2012                                 104,000          110,611
JP Morgan Chase Capital XV
   5.875% due 03/15/2035                                467,000          417,474
JSG Funding PLC
   9.625% due 10/01/2012                                  2,000            2,085

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                         $      117,000   $      111,181
Mizuho Financial Group Cayma
   5.79% due 04/15/2014                                 246,000          242,289
Morgan Stanley
   4.75% due 04/01/2014                                 401,000          368,169
   6.75% due 04/15/2011                                 106,000          110,653
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                                 135,000          140,591
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                                 196,000          199,669
Pemex Finance, Ltd.
   8.875% due 11/15/2010                                162,000          176,292
Sun Canada Financial Company
   7.25% due 12/15/2015                                 229,000          241,342
Sunamerica, Inc.
   8.125% due 04/28/2023                                135,000          160,354
TIAA Global Markets
   4.125% due 11/15/2007                                200,000          195,899
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                                 111,000          115,900
United States Bancorp Oregon
   7.50% due 06/01/2026                                 700,000          793,784
Western Financial Bank
   9.625% due 05/15/2012                                  8,000            8,840
                                                                  --------------
                                                                       9,593,140

FOOD & BEVERAGES - 1.64%
Cia Brasileira de Bebidas
   8.75% due 09/15/2013                                 371,000          411,810
Conagra, Inc.
   6.75% due 09/15/2011                                 275,000          284,734
General Mills, Inc.
   6.00% due 02/15/2012                                  86,000           86,549
Kraft Foods, Inc.
   5.625% due 11/01/2011                                160,000          158,354
   6.50% due 11/01/2031                                 266,000          267,299
Molson Coors Capital Financial
   4.85% due 09/22/2010                                 117,000          112,988
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                 142,000          154,816
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                 147,000          152,109
Tyson Foods, Inc.
   8.25% due 10/01/2011                                 312,000          332,875
                                                                  --------------
                                                                       1,961,534

FOREST PRODUCTS - 0.30%
Weyerhaeuser Company
   6.75% due 03/15/2012                                 308,000          316,233
   7.95% due 03/15/2025                                  40,000           43,065
                                                                  --------------
                                                                         359,298

GAS & PIPELINE UTILITIES - 0.61%
Duke Energy Field Services
   5.75% due 11/15/2006                                  33,000           33,014
El Paso Production Holding Company
   7.75% due 06/01/2013                                  10,000           10,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan Energy Partners
   7.125% due 03/15/2012                         $      208,000   $      215,811
National Gas Company
   6.05% due 01/15/2036                                 250,000          228,842
Northern Border Partners, LP
   7.10% due 03/15/2011                                 135,000          141,471
Praxair, Inc.
   6.50% due 03/01/2008                                  81,000           82,329
Tennessee Gas Pipeline Company
   8.375% due 06/15/2032                                  5,000            5,472
Williams Companies, Inc.
   7.125% due 09/01/2011                                 13,000           13,260
   7.875% due 09/01/2021                                  1,000            1,038
   8.125% due 03/15/2012                                  1,000            1,060
                                                                  --------------
                                                                         732,497

HEALTHCARE PRODUCTS - 0.01%
CDRV Investors, Inc.
   zero coupon, Step up to 9.625% on
      01/01/2010 due 01/01/2015                          13,000            9,360

HEALTHCARE SERVICES - 0.15%
DaVita, Inc.
   6.625% due 03/15/2013                                  2,000            1,923
   7.25% due 03/15/2015                                   2,000            1,950
WellPoint, Inc.
   5.00% due 01/15/2011                                 185,000          179,219
                                                                  --------------
                                                                         183,092

HOMEBUILDERS - 0.66%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                                 12,000           12,510
Centex Corp.
   7.875% due 02/01/2011                                260,000          276,700
D.R. Horton, Inc.
   7.875% due 08/15/2011                                225,000          237,772
   9.75% due 09/15/2010                                  14,000           15,590
KB Home
   6.25% due 06/15/2015                                   5,000            4,566
Pulte Homes, Inc.
   7.875% due 08/01/2011                                100,000          106,138
   8.125% due 03/01/2011                                125,000          133,387
                                                                  --------------
                                                                         786,663

HOTELS & RESTAURANTS - 0.22%
Aztar Corp.
   9.00% due 08/15/2011                                   4,000            4,200
Majestic Star LLC
   9.75% due 01/15/2011                                  15,000           15,450
Marriott International, Inc.
   4.625% due 06/15/2012                                228,000          212,161
Park Place Entertainment Corp.
   8.125% due 05/15/2011                                 24,000           25,560
Riviera Holdings Corp.
   11.00% due 06/15/2010                                 10,000           10,562
                                                                  --------------
                                                                         267,933

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.31%
Procter & Gamble, Series A
   9.36% due 01/01/2021                          $      300,000   $      372,282
INDUSTRIAL MACHINERY - 0.01%
The Manitowoc Company, Inc.
   10.50% due 08/01/2012                                  7,000            7,630
INDUSTRIALS - 0.02%
Dynegy Holdings, Inc.
   7.125% due 05/15/2018                                 15,000           13,350
Goodman Global Holding Company, Inc.
   7.875% due 12/15/2012                                 10,000            9,800
                                                                  --------------
                                                                          23,150

INSURANCE - 4.57%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                                231,000          236,032
ACE Capital Trust II
   9.70% due 04/01/2030                                 198,000          252,039
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                125,000          121,821
AIG SunAmerica Global Financing X
   6.90% due 03/15/2032                                 100,000          106,259
Allstate Corp.
   5.55% due 05/09/2035                                 294,000          258,155
Cigna Corp.
   7.875% due 05/15/2027                                 11,000           12,271
Citizens Property Insurance Corp.
   7.125% due 02/25/2019                                503,000          544,188
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                                 200,000          193,944
Equitable Life Assurance Society
   7.70% due 12/01/2015                                 250,000          278,398
Everest Reinsurance Holdings, Inc.
   8.75% due 03/15/2010                                 394,000          430,965
Fidelity National Title Group, Inc.
   7.30% due 08/15/2011                                  81,000           82,633
Jackson National Life Insurance Company
   8.15% due 03/15/2027                                 377,000          438,202
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                                429,000          408,109
Metlife, Inc.
   5.375% due 12/15/2012                                150,000          145,579
   5.70% due 06/15/2035                                 208,000          186,611
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                                 260,000          298,729
Navigators Group, Inc.
   7.00% due 05/01/2016                                  59,000           58,001
New York Life Insurance Company
   5.875% due 05/15/2033                                100,000           95,514
Ohio National Life Insurance Company
   8.50% due 05/15/2026                                 155,000          174,529
Premium Asset Trust
   4.125% due 03/12/2009                                 87,000           82,628
Principal Life Global Funding I
   6.125% due 10/15/2033                                108,000          105,128
Prudential Financial
   7.65% due 07/01/2007                                 200,000          204,385

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                          $      135,000   $      139,001
Safeco Corp.
   4.875% due 02/01/2010                                132,000          128,306
   7.25% due 09/01/2012                                  18,000           19,281
The St. Paul Companies, Inc.
   5.50% due 12/01/2015                                  55,000           52,743
   5.75% due 03/15/2007                                 127,000          127,228
W.R. Berkley Corp.
   5.125% due 09/30/2010                                 54,000           52,234
   5.60% due 05/15/2015                                 263,000          248,827
                                                                  --------------
                                                                       5,481,740

INTERNATIONAL OIL - 0.42%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                  37,000           36,434
Canadian Oil Sands
   7.90% due 09/01/2021                                 135,000          153,921
Kerr-McGee Corp.
   7.125% due 10/15/2027                                 15,000           14,891
Newfield Exploration Co.
   6.625% due 04/15/2016                                 10,000            9,525
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                260,000          286,650
                                                                  --------------
                                                                         501,421

LEISURE TIME - 0.31%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                 15,000           16,200
Harrah's Operating Company, Inc.
   8.00% due 02/01/2011                                 275,000          295,177
Mandalay Resort Group
   10.25% due 08/01/2007                                  7,000            7,333
MGM Mirage, Inc.
   6.00% due 10/01/2009                                  20,000           19,725
Movie Gallery, Inc.
   11.00% due 05/01/2012                                  2,000            1,520
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                  10,000           10,100
Seneca Gaming Corp.
   7.25% due 05/01/2012                                   1,000              988
Station Casinos, Inc.
   6.00% due 04/01/2012                                   5,000            4,787
   6.625% due 03/15/2018                                  5,000            4,650
   6.875% due 03/01/2016                                  1,000              966
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                  9,000            8,539
                                                                  --------------
                                                                         369,985

LIFE SCIENCES - 0.00%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                  4,000            3,890
   6.75% due 08/15/2014                                   1,000            1,008
                                                                  --------------
                                                                           4,898

MANUFACTURING - 0.28%
Koppers, Inc.
   9.875% due 10/15/2013                                  1,000            1,100

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

MANUFACTURING (CONTINUED)
Tyco International Group SA
   6.75% due 02/15/2011                          $      325,000   $      336,954
                                                                  --------------
                                                                         338,054

MEDICAL-HOSPITALS - 0.38%
HCA, Inc.
   6.375% due 01/15/2015                                 15,000           14,210
   7.875% due 02/01/2011                                 20,000           20,721
Laboratory Corp. of America Holdings
   5.625% due 12/15/2015                                200,000          191,537
Quest Diagnostics, Inc.
   5.45% due 11/01/2015                                 125,000          118,984
   7.50% due 07/12/2011                                 100,000          107,124
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                   4,000            3,965
                                                                  --------------
                                                                         456,541

METAL & METAL PRODUCTS - 0.32%
FastenTech, Inc.
   11.50% due 05/01/2011                                 10,000           10,237
Hawk Corp.
   8.75% due 11/01/2014                                   2,000            2,010
Inco, Ltd.
   5.70% due 10/15/2015                                 233,000          220,059
Novelis, Inc.
   7.25% due 02/15/2015                                   3,000            2,865
Vale Overseas, Ltd.
   6.25% due 01/11/2016                                 150,000          144,000
                                                                  --------------
                                                                         379,171

MINING - 0.17%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                                200,000          205,035

NEWSPAPERS - 0.11%
News America Holdings, Inc.
   9.25% due 02/01/2013                                 109,000          126,027

PAPER - 0.25%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                                   9,000            8,865
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                  16,000           15,600
Georgia-Pacific Corp.
   8.00% due 01/15/2024                                   7,000            6,755
Longview Fibre Company
   10.00% due 01/15/2009                                  2,000            2,106
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                                  5,000            4,975
Temple-Inland, Inc.
   6.375% due 01/15/2016                                100,000           99,820
   6.625% due 01/15/2018                                125,000          124,483
Willamette Industries, Inc.
   7.00% due 02/01/2018                                  40,000           40,536
                                                                  --------------
                                                                         303,140

PETROLEUM SERVICES - 0.70%
Baker Hughes, Inc.
   6.875% due 01/15/2029                                 27,000           29,129

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Halliburton Company
   5.50% due 10/15/2010                          $      192,000   $      191,032
Hornbeck Offshore Services, Inc.
   6.125% due 12/01/2014                                  3,000            2,797
Noram Energy Corp.
   6.50% due 02/01/2008                                 263,000          266,101
Petroleum Export, Ltd.
   5.265% due 06/15/2011                                116,982          113,838
Pride International, Inc.
   7.375% due 07/15/2014                                  5,000            5,112
XTO Energy, Inc.
   4.90% due 02/01/2014                                 250,000          232,614
                                                                  --------------
                                                                         840,623

PHARMACEUTICALS - 0.39%
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                  3,000            2,923
   5.875% due 09/15/2015                                  3,000            2,889
Athena Neurosciences, Inc.
   7.25% due 02/21/2008                                   3,000            2,985
Mylan Laboratories, Inc.
   6.375% due 08/15/2015                                  4,000            3,860
Omnicare, Inc.
   6.75% due 12/15/2013                                   5,000            4,850
   6.875% due 12/15/2015                                  5,000            4,850
Schering Plough Corp.
   5.55% due 12/01/2013                                  85,000           82,694
   6.75% due 12/01/2033 (b)                             344,000          358,520
                                                                  --------------
                                                                         463,571

PUBLISHING - 0.10%
Dex Media East LLC
   12.125% due 11/15/2012                                 4,000            4,510
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                           7,000            5,880
   8.00% due 11/15/2013                                  15,000           15,187
E.W. Scripps Company
   6.625% due 10/15/2007                                 67,000           67,524
Scholastic Corp.
   5.00% due 04/15/2013                                  35,000           30,207
                                                                  --------------
                                                                         123,308

RAILROADS & EQUIPMENT - 0.14%
Canadian National Railway Company
   7.375% due 10/15/2031                                142,000          162,555
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                                  2,000            2,060
                                                                  --------------
                                                                         164,615

REAL ESTATE - 3.28%
AMB Property LP, REIT
   5.45% due 12/01/2010                                  80,000           78,596
   7.50% due 06/30/2018                                 106,000          113,892
Archstone-Smith Trust, REIT
   5.75% due 03/15/2016                                 300,000          291,199
Developers Diversified Realty Corp., REIT
   5.375% due 10/15/2012                                228,000          219,647

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Duke Realty Corp. LP, REIT
   5.25% due 01/15/2010                          $      275,000   $      269,203
EOP Operating LP, REIT
   4.65% due 10/01/2010                                 175,000          167,471
ERP Operating LP, REIT
   5.125% due 03/15/2016                                201,000          186,535
   5.375% due 08/01/2016                                125,000          117,954
Federal Realty Investment Trust, REIT
   5.65% due 06/01/2016                                  55,000           52,890
Health Care Property Investors, Inc., REIT
   6.00% due 03/01/2015                                 175,000          170,577
   7.072 due 06/08/2015 (b)                              67,000           70,209
Healthcare Realty Trust, Inc., REIT
   8.125% due 05/01/2011                                377,000          407,306
Host Marriott LP, REIT
   9.50% due 01/15/2007                                  16,000           16,300
Kimco Realty Corp. - REIT
   5.584% due 11/23/2015                                125,000          119,983
Liberty Property LP, REIT
   7.25% due 03/15/2011                                 377,000          396,277
Prologis, REIT
   5.625% due 11/15/2015                                175,000          167,003
Realty Income Corp., REIT
   5.375% due 09/15/2017                                135,000          125,218
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                 235,000          227,807
Regency Centers LP, REIT
   7.95% due 01/15/2011                                 169,000          182,236
Rouse Company LP/TRC, REIT
   6.75% due 05/01/2013                                  15,000           14,850
Simon Property Group LP, REIT
   5.10% due 06/15/2015                                 129,000          120,112
   5.75% due 12/01/2015                                 225,000          219,304
Spieker Properties LP, REIT
   7.25% due 05/01/2009                                  60,000           62,926
United Dominion Realty Trust, Inc., REIT
   5.25% due 01/15/2016                                 142,000          130,988
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                   2,000            2,008
   7.125% due 06/01/2015                                  3,000            3,026
                                                                  --------------
                                                                       3,933,517

RETAIL - 0.29%
CVS Corp.
   5.88% due 01/10/2028                                 362,689          350,500

RETAIL GROCERY - 0.16%
Delhaize America, Inc.
   9.00% due 04/15/2031                                   2,000            2,242
Kroger Co.
   6.75% due 04/15/2012                                 179,000          184,489
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                   8,000            7,740
                                                                  --------------
                                                                         194,471

RETAIL TRADE - 0.64%
Federated Department Stores, Inc.
   6.90% due 04/01/2029                                 156,000          157,413

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
Fortune Brands, Inc.
   5.125% due 01/15/2011                         $      245,000   $      238,569
GSC Holdings Corp.
   8.00% due 10/01/2012                                   8,000            7,960
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                                  9,000            8,775
Neff Corp.
   11.25% due 06/15/2012                                  5,000            5,525
Target Corp.
   6.35% due 01/15/2011                                 142,000          146,488
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                                218,000          205,517
                                                                  --------------
                                                                         770,247

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                  22,000           23,073

SEMICONDUCTORS - 0.00%
MagnaChip Semiconductor SA
   6.875% due 12/15/2011                                  2,000            1,860
   8.00% due 12/15/2014                                   3,000            2,610
                                                                  --------------
                                                                           4,470

SOFTWARE - 0.00%
Activant Solutions, Inc.
   10.53% due 04/01/2010 (b)                              5,000            4,950

STEEL - 0.01%
United States Steel LLC
   10.75% due 08/01/2008                                  9,000            9,765

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.91%
Bellsouth Corp.
   4.75% due 11/15/2012                                 302,000          281,827
Citizens Communications Company
   9.25% due 05/15/2011                                  12,000           13,035
Embarq Corp.
   7.082% due 06/01/2016                                 65,000           65,077
France Telecom SA
   8.0 due 03/01/2011                                   267,000          288,360
GCI, Inc.
   7.25% due 02/15/2014                                  15,000           14,775
Insight Midwest LP
   10.50% due 11/01/2010                                 12,000           12,600
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                                   4,000            4,100
Intelsat Subsidiary Holding Co., Ltd.
   8.25% due 01/15/2013                                  17,000           17,064
   8.63% due 01/15/2015                                   2,000            2,025
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                   2,000            1,743
Panamsat Corp.
   9.00% due 08/15/2014                                   1,000            1,037
SBC Communications, Inc.
   5.875% due 08/15/2012                                150,000          149,547
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                                208,000          233,012

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                          $        6,000   $        5,985
United States West Communications, Inc.
   6.875% due 09/15/2033                                  3,000            2,644
                                                                  --------------
                                                                       1,092,831

TELEPHONE - 1.24%
Alltel Corp.
   7.875% due 07/01/2032                                 40,000           45,802
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                                 148,000          144,620
AT&T Corp.
   7.30% due 11/15/2011 (b)                               9,000            9,617
   8.00% due 11/15/2031 (b)                               2,000            2,304
British Telecommunications PLC
   8.375% due 12/15/2010 (b)                            156,000          172,039
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011                                   5,000            4,888
Qwest Communications International, Inc.
   7.25% due 02/15/2011                                  13,000           12,870
Sprint Capital Corp.
   6.875% due 11/15/2028                                402,000          405,376
Telecom Italia Capital SA
   6.00% due 09/30/2034                                 409,000          354,326
Verizon Communications, Inc.
   8.75% due 11/01/2021                                 285,000          331,088
                                                                  --------------
                                                                       1,482,930

TOBACCO - 0.26%
Alliance One International, Inc.
   11.00% due 05/15/2012                                  2,000            1,900
Altria Group, Inc.
   7.00% due 11/04/2013                                 269,000          284,065
Reynolds American, Inc.
   7.25% due 06/01/2013                                  15,000           14,813
RJ Reynolds Tobacco Holdings, Inc.
   7.30% due 07/15/2015                                   6,000            5,865
                                                                  --------------
                                                                         306,643
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $53,686,039)                          $   51,656,128
                                                                  --------------
MUNICIPAL BONDS - 0.94%

ARIZONA - 0.12%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                                 135,000          137,224

CALIFORNIA - 0.43%
Los Angeles County California Pension, Series
   A 8.62% due 06/30/2006                               200,000          200,564
San Bernardino County California, Series A
   5.15% due 08/01/2011                                 120,000          117,548
Southern California Public Power Authority
   Project, Series B
   6.93% due 05/15/2017                                 175,000          193,862
                                                                  --------------
                                                                         511,974

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
MUNICIPAL BONDS (CONTINUED)

FLORIDA - 0.13%
   Miami Beach Florida Redevelopment Agency
   Tax Increment Revenue
   8.95% due 12/01/2022                          $      135,000   $      157,043

INDIANA - 0.01%
Indiana Bond Bank Revenue
   5.02% due 01/15/2016                                  15,000           14,146

MARYLAND - 0.03%
Maryland State Transportation Authority, Ltd.
   5.84% due 07/01/2011                                  40,000           40,620

MICHIGAN - 0.15%
Detroit Michigan Downtown Development
   Authority 6.20% due 07/01/2008                       180,000          182,615

NEW JERSEY - 0.02%
Jersey City, NJ, Municipal Utilities Authority
   4.55% due 05/15/2012                                  20,000           18,921

NEW YORK - 0.05%
Sales Tax Asset Receivable Corp., Series B
   4.25% due 10/15/2011                                  65,000           61,095
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $1,161,411)                           $    1,123,638
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.88%
Asset Securitization Corp.,
   Series 1997-D5, Class A1B
   6.66% due 02/14/2043                                  75,465           75,790
Asset Securitization Corp.,
   Series 1997-D5, Class A1D
   6.85% due 02/14/2043                                 500,000          521,096
Banc of America Commercial Mortgage, Inc.,
   Series 2002-PB2 Class A4
   6.186% due 06/11/2035                                405,797          415,198
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039                                 405,797          380,427
Chase Commercial Mortgage Securities Corp.,
   Series 1998-1, Class A2
   6.56% due 05/18/2030                                 434,344          439,942
Chase Commercial Mortgage Securities Corp.,
   Series 1998-2, Class A2
   6.39% due 11/18/2030                                 319,516          324,060
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class A4
   5.224% due 09/15/2020 (b)                            500,000          480,894
Commercial Mortgage Asset Trust, Series
   1999-C1, Class A3
   6.64% due 01/17/2032                                 405,797          416,096
Commercial Mortgage Pass Through Certificates,
   Series 2005-C6, Class A5A
   5.116% due 06/10/2044 (b)                            500,000          474,394
CS First Boston Mortgage Securities Corp,
   Series
   2003-C3, Class A5
   3.936% due 05/15/2038                                500,000          449,452
First Union - Chase Commercial Mortgage,
   Series 1999-C2, Class A2
   6.645% due 06/15/2031                                381,691          390,442

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

General Electric Capital Assurance Company,
   Series 2003-1, Class A5
   5.7426% due 05/12/2035                        $       89,275   $       87,906
Government National Mortgage Association,
   Series 2005-74, Class HA
   7.50% due 09/16/2035                                  54,721           56,841
Government National Mortgage Association,
   Series 2005-74, Class HB
   7.50% due 09/16/2035                                  37,297           38,463
Government National Mortgage Association,
   Series 2005-74, Class HC
   7.50% due 09/16/2035                                  26,389           27,411
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG5, Class A5
   5.224% due 04/10/2037 (b)                            500,000          477,236
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class A4
   4.918% due 10/15/2042 (b)                            500,000          467,219
LB-UBS Commercial Mortgage Trust,
   Series 2001-C7, Class A3
   5.642% due 12/15/2025                                305,191          305,733
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                                202,898          210,434
Merrill Lynch Mortgage Trust, Series
   2005-CIP1, Class A4
   5.047% due 07/12/2038 (b)                            500,000          472,314
Morgan Stanley Capital I, Inc., Series
   1998-WF2, Class A2
   6.54% due 07/15/2030                                 142,639          144,654
Morgan Stanley Capital I, Inc., Series
   1999-WF1, Class A2
   6.21% due 11/15/2031                                 380,876          384,918
Morgan Stanley Dean Witter Capital I, Series
   2001-TOP5, Class A4
   6.39% due 10/15/2035                                 270,531          278,631
Morgan Stanley Dean Witter Capital I,
   Series 2001, Class A4
   6.39% due 07/15/2033                                 113,623          117,039
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                  40,579           41,042
Nomura Asset Securities Corp.,
   Series 1998-D6, Class A1B
   6.59% due 03/15/2030                                 385,507          392,033
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                405,797          378,371
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $8,474,854)                                              $    8,248,036
                                                                  --------------
ASSET BACKED SECURITIES - 7.42%
Advanta Business Card Master Trust,
   Series 2005-A4, Class A4
   4.75% due 01/20/2011                                 370,000          366,005
AESOP Funding II LLC, Series 2003-4, Class A
   2.86% due 08/20/2009                                 235,000          223,167

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
AmeriCredit Automobile Receivables Trust,
   Series 2005-AX, Class A4
   3.93% due 10/06/2011                          $      700,000   $      682,461
Bank One Auto Securitization Trust,
   Series 2003-1, Class A4
   2.43% due 03/22/2010                                 602,000          590,162
Capital One Multi-Asset Execution Trust,
   Series 2003-A4, Class A4
   3.65% due 07/15/2011                                 415,000          399,596
Carmax Auto Owner Trust,
   Series 2004-2, Class A4
   3.46% due 09/15/2011                                 405,000          391,406
Chase Manhattan Auto Owner Trust,
   Series 2005-B, Class A4
   4.88% due 06/15/2012                                 700,000          691,042
Ford Credit Auto Owner Trust, Series 2005-C,
   Class A4
   4.36% due 06/15/2010                                 279,000          271,259
Harley-Davidson Motorcycle Trust,
   Series 2005-1, Class A2
   3.76% due 12/17/2012                                 405,000          395,046
Honda Auto Receivables Owner Trust,
   Series 2005-1, Class A4
   3.82% due 05/21/2010                                 606,000          587,033
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                 700,000          690,825
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                 600,000          624,157
Massachusetts RRB Special Purpose Trust,
   Series 2001-1, Class A
   6.53% due 06/01/2015                                  94,483           97,683
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                  33,000           34,137
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                                 405,000          393,991
USAA Auto Owner Trust, Series 2004-1, Class A4
   2.67% due 10/15/2010                                 112,000          109,059
USAA Auto Owner Trust, Series 2005-4, Class A4
   4.89% due 08/15/2012                                 700,000          689,880
Wachovia Auto Owner Trust,
   Series 2005-B, Class A5
   4.93% due 11/20/2012                                 700,000          691,469
WFS Financial Owner Trust,
   Series 2005-2, Class A4
   4.39% due 11/19/2012                                 290,000          285,226
World Omni Auto Receivables Trust,
   Series 2005-A, Class A4
   3.82% due 11/12/2011                                 700,000          677,613
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $8,979,043)                                              $    8,891,217
                                                                  --------------

INVESTMENT QUALITY BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 8.14%
Bank of America Tri-Party
   Repurchase Agreement dated 05/31/2006 at
   4.90% to be repurchased at $9,759,328 on
   06/01/2006, collateralized by $8,545,000
   U.S. Treasury Bonds, 7.25% due 05/15/2016
   (valued at $9,962,010, including interest)    $    9,758,000   $    9,758,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,758,000)                                              $    9,758,000
                                                                  --------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND
   FUND)
   (COST $121,826,103) - 98.91%                                   $  118,555,100
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.09%                          1,304,082
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  119,859,182
                                                                  ==============

LARGE CAP FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.58%

ADVERTISING - 2.40%
Omnicom Group, Inc.                                      45,475   $    4,325,127

AEROSPACE - 1.63%
Lockheed Martin Corp.                                    14,888        1,079,231
Northrop Grumman Corp.                                   28,765        1,860,520
                                                                  --------------
                                                                       2,939,751
AUTO PARTS - 2.67%
BorgWarner, Inc.                                         19,169        1,260,937
Johnson Controls, Inc.                                   41,527        3,536,854
                                                                  --------------
                                                                       4,797,791
BANKING - 5.23%
Fifth Third Bancorp                                      94,495        3,590,810
Wells Fargo Company                                      87,839        5,829,874
                                                                  --------------
                                                                       9,420,684
BIOTECHNOLOGY - 2.56%
Cephalon, Inc. * (a)                                     17,403        1,039,307
Genzyme Corp. *                                          59,902        3,564,169
                                                                  --------------
                                                                       4,603,476
BROADCASTING - 0.65%
News Corp.                                               35,700          680,799
Univision Communications, Inc., Class A *                13,755          494,492
                                                                  --------------
                                                                       1,175,291
BUILDING MATERIALS & CONSTRUCTION - 2.41%
Masco Corp.                                             139,678        4,332,812

BUSINESS SERVICES - 2.30%
Accenture, Ltd., Class A                                 49,370        1,389,766
Cendant Corp.                                            76,014        1,229,146
H & R Block, Inc.                                        14,100          320,775
R.H. Donnelley Corp. * (a)                               21,724        1,190,910
                                                                  --------------
                                                                       4,130,597

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 1.36%
The DIRECTV Group, Inc. *                               139,509   $    2,449,778

COMPUTERS & BUSINESS EQUIPMENT - 1.18%
Dell, Inc. *                                             84,000        2,131,920

CRUDE PETROLEUM & NATURAL GAS - 1.52%
Marathon Oil Corp.                                       36,569        2,744,504

DRUGS & HEALTH CARE - 3.23%
Wyeth                                                   127,018        5,809,803

ELECTRICAL UTILITIES - 4.25%
American Electric Power Company, Inc.                    43,143        1,478,510
Exelon Corp.                                             87,413        4,948,450
Northeast Utilities                                      22,400          453,152
Pepco Holdings, Inc.                                     33,681          773,316
                                                                  --------------
                                                                       7,653,428
ENERGY - 1.02%
Sempra Energy                                            40,914        1,839,903

FINANCIAL SERVICES - 14.94%
Citigroup, Inc.                                         169,734        8,367,886
Federal Home Loan Mortgage Corp.                         44,945        2,698,498
JPMorgan Chase & Company                                 83,799        3,573,189
Mellon Financial Corp.                                   99,432        3,597,450
Morgan Stanley                                          101,913        6,076,053
PNC Financial Services Group, Inc.                       37,504        2,584,401
                                                                  --------------
                                                                      26,897,477

FOOD & BEVERAGES - 0.96%
Sysco Corp.                                              56,500        1,727,770

GAS & PIPELINE UTILITIES - 0.62%
NiSource, Inc.                                           51,398        1,118,935

HEALTHCARE PRODUCTS - 3.49%
Johnson & Johnson                                        67,008        4,035,222
Medtronic, Inc.                                          37,534        1,895,092
Zimmer Holdings, Inc. *                                   5,684          344,166
                                                                  --------------
                                                                       6,274,480

HEALTHCARE SERVICES - 4.52%
Healthsouth Corp. * (a)                                  22,089           95,645
Medco Health Solutions, Inc. *                           41,550        2,239,545
UnitedHealth Group, Inc.                                 88,643        3,896,746
Wellpoint, Inc. *                                        26,539        1,899,662
                                                                    ------------
                                                                       8,131,598

INSURANCE - 4.48%
American International Group, Inc.                       68,268        4,150,694
Hartford Financial Services Group, Inc.                  23,338        2,052,344
The Allstate Corp.                                       33,800        1,859,338
                                                                  --------------
                                                                       8,062,376

INTERNET RETAIL - 0.75%
Expedia, Inc. * (a)                                      95,201        1,352,806

INTERNET SOFTWARE - 1.22%
Symantec Corp. *                                        140,688        2,194,733

LARGE CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME - 1.59%
Carnival Corp.                                           71,499   $    2,853,525

LIFE SCIENCES - 0.89%
Waters Corp. *                                           38,445        1,601,234

LIQUOR - 0.77%
Anheuser-Busch Companies, Inc.                           30,200        1,378,328

MANUFACTURING - 3.09%
Harley-Davidson, Inc.                                    31,200        1,555,320
Illinois Tool Works, Inc.                                80,848        4,014,103
                                                                  --------------
                                                                       5,569,423

PETROLEUM SERVICES - 3.00%
Baker Hughes, Inc.                                       16,728        1,443,626
Exxon Mobil Corp.                                        28,369        1,727,956
GlobalSantaFe Corp. (a)                                  37,100        2,230,823
                                                                  --------------
                                                                       5,402,405

PHARMACEUTICALS - 3.57%
Allergan, Inc.                                           37,063        3,514,314
Bristol-Myers Squibb Company                             54,199        1,330,585
Caremark Rx, Inc. *                                      33,113        1,588,431
                                                                  --------------
                                                                       6,433,330

RAILROADS & EQUIPMENT - 1.95%
Burlington Northern Santa Fe Corp.                       45,350        3,510,544

RETAIL GROCERY - 1.37%
The Kroger Company                                      122,398        2,461,424

RETAIL TRADE - 3.11%
Costco Wholesale Corp.                                   59,990        3,175,271
Kohl's Corp. *                                           45,005        2,416,318
                                                                  --------------
                                                                       5,591,589

SEMICONDUCTORS - 2.81%
Analog Devices, Inc.                                     47,100        1,588,683
Intel Corp.                                             134,000        2,414,680
Xilinx, Inc.                                             40,791        1,060,566
                                                                  --------------
                                                                       5,063,929

SOFTWARE - 6.28%
Mercury Interactive Corp. *                              40,324        1,427,469
Microsoft Corp.                                         277,189        6,278,331
Oracle Corp. *                                          252,785        3,594,603
                                                                  --------------
                                                                      11,300,403

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.26%
Embarq Corp. *                                           11,066          461,135

TELEPHONE - 3.85%
AT&T, Inc.                                               85,774        2,235,270
Sprint Corp.                                            221,327        4,694,346
                                                                  --------------
                                                                       6,929,616

TRUCKING & FREIGHT - 1.65%
Fedex Corp.                                              27,183        2,970,286
                                                                  --------------
TOTAL COMMON STOCKS (Cost $170,294,923)                           $  175,642,211
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 2.97%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $    4,852,898   $    4,852,898
United States Treasury Bills
   zero coupon due 07/06/2006                           335,000          333,564
   zero coupon due 07/06/2006 (a)                       160,000          159,311
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,345,773)                                              $    5,345,773
                                                                  --------------
REPURCHASE AGREEMENTS - 1.47%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at 3.70% to
   be repurchased at $2,641,271 on 06/01/2006,
   collateralized by $2,750,000 Federal Home
   Loan Bank, 5.365% due 09/09/2024 (valued at
   $2,695,000, including interest) (c)           $    2,641,000   $    2,641,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,641,000)                                              $    2,641,000
                                                                  --------------
TOTAL INVESTMENTS (LARGE CAP FUND)
   (COST $178,281,696) - 102.02%                                  $  183,628,984
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (2.02)%                                                            (3,637,292)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  179,991,692
                                                                  ==============

LARGE CAP VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.82%

AEROSPACE - 2.05%
Lockheed Martin Corp.                                     6,520   $      472,635
Northrop Grumman Corp.                                   34,000        2,199,120
Raytheon Company                                         46,000        2,109,100
                                                                  --------------
                                                                       4,780,855
AGRICULTURE - 1.45%
Archer-Daniels-Midland Company                           81,000        3,367,170

APPAREL & TEXTILES - 1.14%
Jones Apparel Group, Inc.                                61,000        1,978,840
Polo Ralph Lauren Corp., Class A                         12,000          678,000
                                                                  --------------
                                                                       2,656,840
AUTO SERVICES - 0.74%
AutoNation, Inc. *                                       80,000        1,735,200

BANKING - 1.50%
Bank of America Corp.                                    72,000        3,484,800

BUSINESS SERVICES - 2.29%
Cadence Design Systems, Inc. *                           51,000          920,040
Computer Sciences Corp. *                                33,000        1,856,250
Convergys Corp. *                                        96,000        1,789,440
Electronic Data Systems Corp.                            13,000          318,760
NCR Corp. *                                              11,454          447,622
                                                                  --------------
                                                                       5,332,112

LARGE CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 1.19%
Motorola, Inc.                                          131,000   $    2,762,790

CHEMICALS - 0.24%
Eastman Chemical Company                                  9,868          556,358

COMPUTERS & BUSINESS EQUIPMENT - 3.86%
Hewlett-Packard Company                                 178,000        5,763,640
International Business Machines Corp.                    38,000        3,036,200
Sybase, Inc. *                                            9,000          183,330
                                                                  --------------
                                                                       8,983,170

CONSTRUCTION MATERIALS - 0.94%
Louisiana-Pacific Corp.                                  90,000        2,183,400

CRUDE PETROLEUM & NATURAL GAS - 7.09%
Apache Corp.                                             30,000        1,946,400
ChevronTexaco Corp.                                      33,000        1,973,070
Devon Energy Corp.                                       57,000        3,269,520
Marathon Oil Corp.                                       44,000        3,302,200
Occidental Petroleum Corp.                               40,000        3,963,600
Sunoco, Inc.                                             30,000        2,057,700
                                                                  --------------
                                                                      16,512,490

ELECTRICAL UTILITIES - 0.65%
Alliant Corp.                                            44,000        1,513,600

ELECTRONICS - 1.98%
Agilent Technologies, Inc. *                             46,000        1,604,940
Solectron Corp. *                                       431,000        1,534,360
Synopsys, Inc. *                                         72,000        1,470,960
                                                                  --------------
                                                                       4,610,260

FINANCIAL SERVICES - 16.35%
Bear Stearns Companies, Inc.                              4,000          535,000
CIT Group, Inc.                                          51,000        2,621,400
Citigroup, Inc.                                         152,000        7,493,600
Countrywide Financial Corp.                              54,000        2,067,120
E*TRADE Financial Corp. *                               110,000        2,669,700
Goldman Sachs Group, Inc.                                28,000        4,226,600
JPMorgan Chase & Company                                181,000        7,717,840
Lehman Brothers Holdings, Inc.                           55,000        3,663,550
Morgan Stanley                                           72,000        4,292,640
State Street Corp. (c)                                   45,000        2,794,500
                                                                  --------------
                                                                      38,081,950

FOOD & BEVERAGES - 0.41%
Del Monte Foods Company (a)                              80,000          947,200

HEALTHCARE SERVICES - 3.34%
Cardinal Health, Inc.                                    26,000        1,739,660
Humana, Inc. *                                           48,000        2,430,240
McKesson Corp.                                           10,926          540,837
Wellpoint, Inc. *                                        43,000        3,077,940
                                                                  --------------
                                                                       7,788,677

HOUSEHOLD APPLIANCES - 0.77%
Whirlpool Corp. (a)                                      20,000        1,798,400

INDUSTRIAL MACHINERY - 0.71%
Cummins, Inc. (a)                                        15,000        1,653,150

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 11.40%
Aetna, Inc.                                              65,000   $    2,499,900
Ambac Financial Group, Inc.                              32,000        2,564,800
American Financial Group, Inc.                            1,586           66,866
Aon Corp.                                                39,000        1,390,350
Hartford Financial Services Group, Inc.                  23,000        2,022,620
Lincoln National Corp. (a)                               51,000        2,865,180
MetLife, Inc.                                            13,569          698,396
MGIC Investment Corp. (a)                                37,000        2,437,190
PMI Group, Inc.                                          54,000        2,457,000
Principal Financial Group, Inc. (a)                      40,000        2,186,000
Prudential Financial, Inc.                               33,000        2,512,950
SAFECO Corp.                                             28,000        1,550,360
St. Paul Travelers Companies, Inc.                       46,000        2,024,920
UnumProvident Corp.                                      71,000        1,275,160
                                                                  --------------
                                                                      26,551,692
INTERNATIONAL OIL - 5.28%
Anadarko Petroleum Corp.                                 64,000        3,178,880
ConocoPhillips                                           97,000        6,139,130
Kerr-McGee Corp.                                         28,000        2,991,800
                                                                  --------------
                                                                      12,309,810
INTERNET SOFTWARE - 0.80%
Checkfree Corp. *                                        30,000        1,497,900
McAfee, Inc. *                                           15,507          366,741
                                                                  --------------
                                                                       1,864,641
LEISURE TIME - 1.69%
Walt Disney Company                                     129,000        3,934,500

LIFE SCIENCES - 0.71%
PerkinElmer, Inc.                                        79,000        1,647,940

MANUFACTURING - 3.78%
Honeywell International, Inc.                            86,000        3,541,480
Illinois Tool Works, Inc.                                48,000        2,383,200
Rockwell Automation, Inc.                                 8,282          565,495
SPX Corp.                                                44,000        2,314,840
                                                                  --------------
                                                                       8,805,015
MINING - 0.81%
Phelps Dodge Corp.                                       22,000        1,885,180

PAPER - 0.65%
MeadWestvaco Corp.                                       55,000        1,507,000

PETROLEUM SERVICES - 10.47%
Exxon Mobil Corp.                                       263,000       16,019,330
Hess Corp.                                               20,000        3,000,000
Tesoro Petroleum Corp.                                   24,000        1,634,640
Valero Energy Corp.                                      61,000        3,742,350
                                                                  --------------
                                                                      24,396,320
PHARMACEUTICALS - 4.14%
AmerisourceBergen Corp.                                  14,450          629,875
Caremark Rx, Inc. *                                      54,000        2,590,380
Merck & Company, Inc.                                   132,000        4,394,280

LARGE CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Pfizer, Inc.                                             85,469   $    2,022,197
                                                                  --------------
                                                                       9,636,732
PUBLISHING - 0.38%
American Greetings Corp., Class A (a)                    39,000          877,110

RAILROADS & EQUIPMENT - 0.93%
Norfolk Southern Corp.                                   41,000        2,163,160

RETAIL GROCERY - 0.71%
Safeway, Inc.                                            70,000        1,650,600

RETAIL TRADE - 2.89%
AnnTaylor Stores Corp. *                                 62,000        2,384,520
Circuit City Stores, Inc.                                67,000        2,013,350
J.C. Penney Company, Inc.                                31,000        1,883,560
Nordstrom, Inc.                                          12,159          447,816
                                                                  --------------
                                                                       6,729,246
SEMICONDUCTORS - 2.12%
Advanced Micro Devices, Inc. *                           74,000        2,285,860
Intersil Corp., Class A (a)                               3,172           85,041
Micron Technology, Inc. *                               155,000        2,566,800
                                                                  --------------
                                                                       4,937,701
SOFTWARE - 0.81%
BMC Software, Inc. *                                     12,335          248,550
CA, Inc.                                                 16,000          347,680
Compuware Corp. *                                       175,000        1,288,000
                                                                  --------------
                                                                       1,884,230
STEEL - 2.41%
Nucor Corp.                                              28,000        2,947,560
United States Steel Corp.                                40,000        2,655,200
                                                                  --------------
                                                                       5,602,760
TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.44%
Avaya, Inc. *                                            46,000          543,260
Citizens Communications Company                          39,000          494,520
                                                                  --------------
                                                                       1,037,780
TELEPHONE - 0.87%
Qwest Communications International, Inc. * (a)          290,000        2,032,900

TIRES & RUBBER - 0.64%
Goodyear Tire & Rubber Company *                        118,000        1,500,960

TOYS, AMUSEMENTS & SPORTING GOODS - 0.60%
Hasbro, Inc.                                             75,000        1,390,500

TRAVEL SERVICES - 0.59%
Sabre Holdings Corp. (a)                                 64,000        1,369,600
                                                                  --------------
TOTAL COMMON STOCKS (Cost $221,190,589)                           $  232,463,799
                                                                  --------------
SHORT TERM INVESTMENTS - 4.68%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   10,892,909   $   10,892,909
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $10,892,909)                                             $   10,892,909
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $193,020 on 06/01/2006, collateralized
   by $205,000 Federal Home Loan Mortgage
   Corporation, 5.40% due 03/17/2021 (valued
   at $200,388, including interest) (c)          $      193,000   $      193,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $193,000)                                                $      193,000
                                                                  --------------
TOTAL INVESTMENTS (LARGE CAP VALUE FUND)
   (COST $232,276,498) - 104.58%                                  $  243,549,708

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.58)%                                                  (10,660,869)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  232,888,839
                                                                  ==============

MID CAP CORE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 83.77%

ADVERTISING - 1.26%
Omnicom Group, Inc.                                      37,649   $    3,580,796

AEROSPACE - 0.30%
Goodrich Corp.                                           20,252          863,343

AUTO PARTS - 1.20%
Genuine Parts Company                                    78,669        3,387,487

BANKING - 1.69%
Investors Financial Services Corp. (a)                    5,162          225,786
Marshall & Ilsley Corp.                                  65,328        2,961,972
SVB Financial Group * (a)                                32,950        1,588,849
                                                                  --------------
                                                                       4,776,607
BIOTECHNOLOGY - 1.13%
Techne Corp. *                                           58,340        3,190,031

BROADCASTING - 0.33%
Belo Corp., Class A                                      53,456          923,720

BUILDING MATERIALS & CONSTRUCTION - 1.63%
Masco Corp.                                             149,248        4,629,673

BUSINESS SERVICES - 7.71%
Cadence Design Systems, Inc. *                          272,158        4,909,730
Fair Isaac Corp.                                         72,970        2,595,543
H & R Block, Inc.                                       178,196        4,053,959
Pitney Bowes, Inc.                                       75,744        3,088,840
Rentokil Initial PLC                                  1,708,710        4,640,973
The ServiceMaster Company                               234,690        2,534,652
                                                                  --------------
                                                                      21,823,697
CABLE AND TELEVISION - 1.08%
E.W. Scripps Company, Class A                            66,076        3,057,997

CHEMICALS - 3.94%
Rohm & Haas Company                                      89,497        4,511,544

MID CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Sigma-Aldrich Corp. (a)                                  95,690   $    6,642,800
                                                                  --------------
                                                                      11,154,344
COAL - 0.83%
Massey Energy Company (a)                                62,632        2,337,426

COMPUTERS & BUSINESS EQUIPMENT - 2.15%
Xerox Corp. *                                           444,045        6,096,738

CONSTRUCTION MATERIALS - 1.26%
Sherwin-Williams Company                                 73,702        3,564,966

CONTAINERS & GLASS - 1.36%
Pactiv Corp. *                                          156,219        3,853,923

COSMETICS & TOILETRIES - 6.13%
Avon Products, Inc.                                     165,426        5,244,004
Estee Lauder Companies, Inc., Class A (a)               163,752        6,704,007
International Flavors & Fragrances, Inc.                151,588        5,395,017
                                                                  --------------
                                                                      17,343,028
DRUGS & HEALTH CARE - 0.64%
ImClone Systems, Inc. * (a)                              45,074        1,802,960

ELECTRICAL UTILITIES - 1.38%
Wisconsin Energy Corp.                                   97,907        3,903,552

FOOD & BEVERAGES - 2.40%
Cadbury Schweppes PLC                                   708,899        6,792,077

FUNERAL SERVICES - 1.81%
Service Corp. International                             642,466        5,133,303

GAS & PIPELINE UTILITIES - 1.31%
UGI Corp.                                               159,900        3,719,274

HEALTHCARE PRODUCTS - 2.35%
Biomet, Inc.                                             93,681        3,298,508
Kinetic Concepts, Inc. *                                 86,452        3,362,983
                                                                  --------------
                                                                       6,661,491
HOLDINGS COMPANIES/CONGLOMERATES - 1.16%
Groupe Bruxelles Lambert SA                              30,388        3,297,063

INDUSTRIAL MACHINERY - 6.14%
Briggs & Stratton Corp.                                  95,824        3,104,698
Dover Corp.                                              83,810        4,093,280
FMC Technologies, Inc. *                                 44,838        2,992,488
Pall Corp.                                              173,480        5,220,013
Parker-Hannifin Corp.                                    25,453        1,985,843
                                                                  --------------
                                                                      17,396,322
INSURANCE - 6.43%
ACE, Ltd.                                                69,054        3,574,926
Axis Capital Holdings, Ltd.                             102,248        2,678,898
Genworth Financial, Inc.                                103,248        3,457,775
Marsh & McLennan Companies, Inc.                        145,775        4,086,073
XL Capital, Ltd., Class A (a)                            69,707        4,411,059
                                                                  --------------
                                                                      18,208,731
INTERNATIONAL OIL - 0.79%
Noble Corp.                                              31,990        2,224,265

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES - 3.09%
PerkinElmer, Inc.                                       221,416   $    4,618,738
Waters Corp. *                                           99,482        4,143,425
                                                                  --------------
                                                                       8,762,163
LIQUOR - 1.80%
Heineken NV                                             127,354        5,097,291

MANUFACTURING - 1.34%
Mettler-Toledo International, Inc. *                     58,431        3,785,745

MEDICAL-HOSPITALS - 0.36%
Health Management Associates, Inc., Class A              49,045        1,022,588

PAPER - 0.42%
MeadWestvaco Corp.                                       43,288        1,186,091

PETROLEUM SERVICES - 1.35%
Japan Petroleum Exploration Company, Ltd. *              10,600          720,356
Smith International, Inc.                                75,760        3,103,130
                                                                  --------------
                                                                       3,823,486
PHARMACEUTICALS - 1.60%
Forest Laboratories, Inc. *                             109,667        4,110,319
Watson Pharmaceuticals, Inc. *                           16,428          416,121
                                                                  --------------
                                                                       4,526,440
POLLUTION CONTROL - 1.43%
Republic Services, Inc.                                  99,034        4,040,587

RETAIL GROCERY - 1.07%
The Kroger Company                                      150,038        3,017,264

RETAIL TRADE - 4.29%
99 Cents Only Stores * (a)                              171,558        1,918,018
Bed Bath & Beyond, Inc. *                                94,474        3,322,651
Dollar General Corp.                                    131,984        2,151,339
Gap, Inc.                                               210,003        3,822,055
RadioShack Corp.                                         55,284          929,877
                                                                  --------------
                                                                      12,143,940
SEMICONDUCTORS - 4.55%
Analog Devices, Inc.                                    130,265        4,393,839
Linear Technology Corp.                                 106,003        3,577,601
Microchip Technology, Inc.                               53,394        1,831,414
Xilinx, Inc.                                            118,445        3,079,570
                                                                  --------------
                                                                      12,882,424
SOFTWARE - 1.03%
Business Objects SA, ADR * (a)                           60,851        1,794,496
CA, Inc. (a)                                             51,088        1,110,142
                                                                  --------------
                                                                       2,904,638
STEEL - 1.13%
Tenaris SA, ADR (a)                                      86,929        3,206,811

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.74%
ADTRAN, Inc.                                             33,251          838,590
SK Telecom Company, Ltd., SADR                          156,119        4,074,706
                                                                  --------------
                                                                       4,913,296

MID CAP CORE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS - 0.87%
Nintendo Company, Ltd.                                   14,687   $    2,467,128

TRAVEL SERVICES - 1.29%
Sabre Holdings Corp. (a)                                170,756        3,654,178
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 223,883,654)                          $  237,156,884
                                                                  --------------
PREFERRED STOCKS - 0.35%

HOUSEHOLD PRODUCTS - 0.35%
Henkel KGaA-Vorzug, Non-Voting                            8,771          988,674
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $ 1,060,265)                         $      988,674
                                                                  --------------
SHORT TERM INVESTMENTS - 9.20%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   26,028,877   $   26,028,877
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $26,028,877)                                             $   26,028,877
                                                                  --------------
REPURCHASE AGREEMENTS - 15.00%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 4.67% to be repurchased
   at $42,467,509 on 06/01/2006,
   collateralized by $43,920,000 Federal Home
   Loan Bank, 4.375% due 09/17/2010 (valued at
   $42,812,909, including interest) and
   $505,000 Federal National Mortgage
   Association, 5.125% due 04/15/2011 (valued
   at $503,106, including interest) (c)          $   42,462,000   $   42,462,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,462,000)                                             $   42,462,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP CORE FUND)
   (COST $293,434,796) - 108.32%                                  $  306,636,435

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.32)%                      (23,544,949)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  283,091,486
                                                                  ==============

MID CAP INDEX FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 93.55%

AEROSPACE - 0.47%
Alliant Techsystems, Inc. *                               4,911   $      383,353
DRS Technologies, Inc.                                    5,363          285,633
Sequa Corp., Class A *                                      868           70,091
                                                                  --------------
                                                                         739,077
AIR TRAVEL - 0.34%
Airtran Holdings, Inc. *                                 12,035          148,030
Alaska Air Group, Inc. *                                  4,504          174,485
JetBlue Airways Corp. *                                  20,733          216,038
                                                                  --------------
                                                                         538,553

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES - 0.75%
Mohawk Industries, Inc. *                                 7,115   $      524,375
Polo Ralph Lauren Corp., Class A                          8,194          462,961
Timberland Company, Class A *                             7,387          204,103
                                                                  --------------
                                                                       1,191,439

AUTO PARTS - 1.18%
ArvinMeritor, Inc.                                        9,488          159,114
BorgWarner, Inc.                                          7,701          506,572
Federal Signal Corp.                                      6,476           98,953
Gentex Corp.                                             20,806          301,479
Lear Corp.                                                9,046          214,390
Modine Manufacturing Company                              4,520          106,220
O'Reilly Automotive, Inc. *                              15,090          478,202
                                                                  --------------
                                                                       1,864,930

AUTO SERVICES - 0.34%
ADESA, Inc.                                              12,059          274,463
Copart, Inc. *                                            9,359          256,811
                                                                  --------------
                                                                         531,274

BANKING - 5.35%
Associated Banc-Corp.                                    18,315          605,494
Astoria Financial Corp.                                  11,629          351,894
Bank of Hawaii Corp.                                      6,909          350,494
Cathay General Bancorp, Inc.                              6,755          242,437
City National Corp.                                       5,597          407,070
Colonial Bancgroup, Inc.                                 20,775          553,861
Commerce Bancorp, Inc.                                   23,380          918,600
Cullen Frost Bankers, Inc.                                6,390          362,313
First Niagara Financial Group, Inc.                      15,241          214,746
FirstMerit Corp.                                         10,750          247,357
Greater Bay Bancorp                                       6,795          202,559
Independence Community Bank Corp.                         9,938          417,197
Investors Financial Services Corp.                        8,796          384,737
Mercantile Bankshares Corp.                              16,577          595,943
New York Community Bancorp, Inc.                         35,241          587,115
SVB Financial Group *                                     4,700          226,634
TCF Financial Corp.                                      15,261          407,469
Texas Regional Bancshares, Inc., Class A                  6,117          193,236
Washington Federal, Inc.                                 11,728          269,040
Webster Financial Corp.                                   7,163          347,334
Westamerica Bancorporation                                4,252          206,392
Wilmington Trust Corp.                                    9,142          390,455
                                                                  --------------
                                                                       8,482,377

BIOTECHNOLOGY - 1.47%
Affymetrix, Inc. *                                        9,074          249,626
Cephalon, Inc. *                                          8,081          482,597
Charles River Laboratories International,
   Inc. *                                                 9,737          389,870
Invitrogen Corp. *                                        7,145          455,422
Martek Biosciences Corp. *                                4,317          109,436
Millennium Pharmaceuticals, Inc. *                       42,024          359,725
Techne Corp. *                                            5,295          289,531
                                                                  --------------
                                                                       2,336,207

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.31%
Belo Corp., Class A                                      12,295   $      212,458
Emmis Communications Corp., Class A *                     4,967           79,770
Entercom Communications Corp.                             4,658          124,182
Westwood One, Inc.                                        8,595           68,932
                                                                  --------------
                                                                         485,342

BUILDING MATERIALS & CONSTRUCTION - 0.26%
Dycom Industries, Inc. *                                  5,425          116,854
RPM International, Inc.                                  15,922          296,627
                                                                  --------------
                                                                         413,481

BUSINESS SERVICES - 5.41%
Acxiom Corp.                                             10,391          245,020
Alliance Data Systems Corp. *                             8,993          477,259
Banta Corp.                                               3,257          161,091
Brinks Company                                            6,504          357,395
Cadence Design Systems, Inc. *                           38,170          688,587
Catalina Marketing Corp.                                  5,284          154,768
Ceridian Corp. *                                         19,558          475,846
ChoicePoint, Inc. *                                      11,896          529,491
Corporate Executive Board Company                         5,316          540,744
CSG Systems International, Inc. *                         6,544          152,344
Deluxe Corp.                                              6,750          145,057
DST Systems, Inc. *                                       8,482          498,742
Dun & Bradstreet Corp. *                                  9,012          656,704
Fair Isaac Corp.                                          8,757          311,486
Gartner Group, Inc., Class A *                            7,854          122,915
Harte-Hanks, Inc.                                         7,644          208,987
Jacobs Engineering Group, Inc. *                          7,861          613,394
Kelly Services, Inc., Class A                             2,605           70,491
Korn/Ferry International *                                5,706          116,973
Manpower, Inc.                                           11,827          778,571
MPS Group, Inc. *                                        13,619          204,830
Navigant Consulting Company *                             6,773          136,882
Reynolds & Reynolds Company, Class A                      6,886          192,877
Rollins, Inc.                                             3,971           78,229
Sotheby's Holdings, Inc., Class A *                       6,036          161,463
SRA International, Inc., Class A *                        5,049          158,842
The BISYS Group, Inc. *                                  16,265          239,909
Wind River Systems, Inc. *                               10,065           95,114
                                                                  --------------
                                                                       8,574,011

CELLULAR COMMUNICATIONS - 0.46%
RF Micro Devices, Inc. *                                 25,498          184,860
Telephone & Data Systems, Inc.                           13,816          538,548
                                                                  --------------
                                                                         723,408

CHEMICALS - 2.55%
Airgas, Inc.                                              9,065          347,099
Albemarle Corp.                                           5,147          247,056
Cabot Corp.                                               8,515          282,102
Cabot Microelectronics Corp. *                            3,275           94,189
Chemtura Corp.                                           32,299          317,499
Cytec Industries, Inc.                                    5,372          309,320
Ferro Corp.                                               5,642           99,299

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
FMC Corp.                                                 5,208   $      336,281
Lubrizol Corp.                                            9,184          371,217
Lyondell Chemical Company                                27,593          667,751
Minerals Technologies, Inc.                               2,686          156,701
Olin Corp.                                                9,716          172,070
The Scotts Company, Class A                               6,131          267,680
Valspar Corp.                                            13,687          376,666
                                                                  --------------
                                                                       4,044,930

COAL - 1.99%
Arch Coal, Inc.                                          19,178          927,448
Peabody Energy Corp.                                     35,624        2,220,800
                                                                  --------------
                                                                       3,148,248

COLLEGES & UNIVERSITIES - 0.70%
Career Education Corp. *                                 13,219          430,807
Corinthian Colleges, Inc. *                              11,575          159,851
DeVry, Inc. *                                             7,886          193,207
ITT Educational Services, Inc. *                          5,045          327,925
                                                                  --------------
                                                                       1,111,790

COMPUTERS & BUSINESS EQUIPMENT - 3.29%
3Com Corp. *                                             52,591          237,185
Anteon International Corp. *                              4,406          242,418
Avocent Corp. *                                           6,634          150,857
CDW Corp.                                                 8,434          471,714
Cognizant Technology Solutions Corp.,
   Class A *                                             18,605        1,097,695
Diebold, Inc.                                             9,334          396,788
GTECH Holdings Corp.                                     17,024          588,179
Henry, Jack & Associates, Inc.                           10,108          189,626
Ingram Micro, Inc., Class A *                            15,608          269,394
National Instruments Corp.                                7,452          208,731
Plexus Corp. *                                            5,989          235,547
Sybase, Inc. *                                           12,266          249,859
Tech Data Corp. *                                         7,602          275,953
Western Digital Corp. *                                  29,526          600,854
                                                                  --------------
                                                                       5,214,800

CONSTRUCTION MATERIALS - 0.91%
Florida Rock Industries, Inc.                             6,360          334,536
Granite Construction, Inc.                                4,437          183,382
Martin Marietta Materials, Inc.                           6,163          563,976
Trinity Industries, Inc.                                  5,871          365,998
                                                                  --------------
                                                                       1,447,892

CONTAINERS & GLASS - 0.48%
Longview Fibre Company                                    6,877          175,639
Packaging Corp. of America                                8,097          172,466
Sonoco Products Company                                  13,285          420,869
                                                                  --------------
                                                                         768,974

CRUDE PETROLEUM & NATURAL GAS - 2.31%
Helmerich & Payne, Inc.                                   7,032          462,424
Newfield Exploration Company *                           17,301          739,272
Patterson-UTI Energy, Inc.                               23,265          695,624

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS
(CONTINUED)
Pioneer Natural Resources Company                        17,320   $      706,829
Plains Exploration & Production Company *                10,556          376,849
Pogo Producing Company                                    8,066          363,454
Quicksilver Resources, Inc. *                             9,040          317,033
                                                                  --------------
                                                                       3,661,485

DOMESTIC OIL - 1.11%
Denbury Resources, Inc. *                                15,529          490,716
Forest Oil Corp. *                                        7,358          240,165
Noble Energy, Inc.                                       23,702        1,030,089
                                                                  --------------
                                                                       1,760,970

DRUGS & HEALTH CARE - 0.38%
Hillenbrand Industries, Inc.                              8,257          417,309
Perrigo Company                                          11,150          187,543
                                                                  --------------
                                                                         604,852

EDUCATIONAL SERVICES - 0.44%
Education Management Corp. *                              9,041          388,311
Laureate Education, Inc. *                                6,700          316,441
                                                                  --------------
                                                                         704,752

ELECTRICAL EQUIPMENT - 0.65%
AMETEK, Inc.                                              9,511          433,987
Hubbell, Inc., Class B                                    8,155          410,604
Varian, Inc. *                                            4,188          184,314
                                                                  --------------
                                                                       1,028,905

ELECTRICAL UTILITIES - 3.92%
Alliant Corp.                                            15,781          542,866
Black Hills Corp.                                         4,460          150,882
DPL, Inc.                                                17,039          456,645
Duquesne Light Holdings, Inc.                            10,524          170,804
Great Plains Energy, Inc.                                10,076          280,818
Hawaiian Electric Industries, Inc.                       10,914          293,259
IDACORP, Inc.                                             5,721          191,139
Northeast Utilities                                      20,657          417,891
NSTAR                                                    14,380          397,751
OGE Energy Corp.                                         12,194          379,599
Pepco Holdings, Inc.                                     25,580          587,317
PNM Resources, Inc.                                       9,258          233,950
Puget Energy, Inc.                                       15,546          329,420
Quanta Services, Inc. *                                  15,887          264,519
Sierra Pacific Resources *                               27,046          374,587
Westar Energy, Inc.                                      11,707          249,476
Wisconsin Energy Corp.                                   15,750          627,952
WPS Resources Corp.                                       5,385          262,896
                                                                  --------------
                                                                       6,211,771

ELECTRONICS - 2.48%
Amphenol Corp., Class A                                  11,966          664,711
Arrow Electronics, Inc. *                                16,242          527,865
Avnet, Inc. *                                            19,695          434,866
Imation Corp.                                             4,700          180,856
Kemet Corp. *                                            11,682          111,680

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Mentor Graphics Corp. *                                  10,660   $      133,996
Synopsys, Inc. *                                         19,372          395,770
Teleflex, Inc.                                            5,452          334,426
Thomas & Betts Corp. *                                    7,130          409,975
Vishay Intertechnology, Inc. *                           24,825          403,406
Zebra Technologies Corp., Class A *                       9,472          334,456
                                                                  --------------
                                                                       3,932,007

ENERGY - 1.63%
Energy East Corp.                                        19,883          474,011
Hanover Compressor Company *                             12,363          222,163
MDU Resources Group, Inc.                                16,150          573,002
SCANA Corp.                                              15,414          587,582
Southwestern Energy Company *                            22,562          728,752
                                                                  --------------
                                                                       2,585,510

FINANCIAL SERVICES - 3.07%
A.G. Edwards, Inc.                                       10,195          546,452
Americredit Corp. *                                      17,371          504,454
Eaton Vance Corp.                                        17,402          461,501
Fidelity National Information Services, Inc.             12,597          462,814
IndyMac Bancorp, Inc.                                     8,683          398,550
Jefferies Group, Inc.                                    13,586          397,254
Leucadia National Corp.                                  11,058          708,154
Moneygram International, Inc.                            11,491          401,955
Raymond James Financial, Inc.                            11,693          342,722
SEI Investment Company                                    8,551          388,130
Waddell & Reed Financial, Inc., Class A                  11,290          251,541
                                                                  --------------
                                                                       4,863,527

FOOD & BEVERAGES - 1.01%
Bob Evans Farms, Inc.                                     4,827          134,625
Hormel Foods Corp.                                        9,840          353,354
PepsiAmericas, Inc.                                       8,211          183,352
Sensient Technologies Corp.                               6,336          127,861
Smithfield Foods, Inc. *                                 13,319          370,401
The J.M. Smucker Company                                  7,837          324,922
Tootsie Roll Industries, Inc.                             3,488          105,791
                                                                  --------------
                                                                       1,600,306

FOREST PRODUCTS - 0.25%
Rayonier, Inc.                                           10,280          399,789

FURNITURE & FIXTURES - 0.09%
Furniture Brands International, Inc.                      6,847          147,347

GAS & PIPELINE UTILITIES - 2.38%
AGL Resources, Inc.                                      10,481          383,290
Aquila, Inc. *                                           50,310          216,836
Equitable Resources, Inc.                                16,136          542,976
National Fuel Gas Company                                11,378          407,333
ONEOK, Inc.                                              15,785          530,218
Questar Corp.                                            11,482          846,109
Vectren Corp.                                            10,258          272,145
Western Gas Resources, Inc.                               7,809          382,719

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
WGL Holdings, Inc.                                        6,565   $      189,072
                                                                  --------------
                                                                       3,770,698

HEALTHCARE PRODUCTS - 2.67%
Advanced Medical Optics, Inc. *                           8,983          407,109
Beckman Coulter, Inc.                                     8,499          469,995
Cytyc Corp. *                                            15,528          408,076
DENTSPLY International, Inc.                             10,586          633,043
Edwards Lifesciences Corp. *                              7,976          353,656
Gen-Probe, Inc. *                                         6,919          373,626
Henry Schein, Inc. *                                     11,758          541,926
STERIS Corp.                                              9,109          207,230
Varian Medical Systems, Inc. *                           17,788          834,257
                                                                  --------------
                                                                       4,228,918

HEALTHCARE SERVICES - 1.58%
Apria Healthcare Group, Inc. *                            5,707          109,575
Covance, Inc. *                                           8,488          501,386
Health Net, Inc. *                                       15,470          665,520
Lincare Holdings, Inc. *                                 12,871          480,088
Omnicare, Inc.                                           16,134          747,972
                                                                  --------------
                                                                       2,504,541

HOMEBUILDERS - 0.90%
Beazer Homes USA, Inc.                                    5,539          275,565
Hovnanian Enterprises, Inc., Class A *                    4,819          153,389
M.D.C. Holdings, Inc.                                     4,383          237,339
Ryland Group, Inc.                                        6,199          305,053
Toll Brothers, Inc. *                                    15,838          447,582
                                                                  --------------
                                                                       1,418,928

HOTELS & RESTAURANTS - 1.25%
Applebee's International, Inc.                           10,013          202,463
Boyd Gaming Corp.                                         5,884          264,780
Brinker International, Inc.                              11,540          423,518
CBRL Group, Inc.                                          6,374          238,579
OSI Restaurant Partners, Inc.                             8,846          324,471
Ruby Tuesday, Inc.                                        7,819          217,446
The Cheesecake Factory, Inc. *                           10,617          310,654
                                                                  --------------
                                                                       1,981,911

HOUSEHOLD PRODUCTS - 0.62%
Blyth, Inc.                                               3,587           75,865
Church & Dwight, Inc.                                     8,682          313,854
Energizer Holdings, Inc. *                                8,430          440,552
Tupperware Corp.                                          7,192          147,940
                                                                  --------------
                                                                         978,211

INDUSTRIAL MACHINERY - 2.06%
AGCO Corp. *                                             12,189          298,143
Donaldson Company, Inc.                                   9,210          305,864
Flowserve Corp. *                                         7,569          402,519
FMC Technologies, Inc. *                                  9,230          616,010
Graco, Inc.                                               9,228          424,211
Grant Prideco, Inc. *                                    17,587          844,879
Kennametal, Inc.                                          5,297          316,761

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Tecumseh Products Company, Class A                        2,488   $       54,015
                                                                  --------------
                                                                       3,262,402

INDUSTRIALS - 0.91%
Crane Company                                             6,808          273,545
Fastenal Company                                         16,677          717,111
Harsco Corp.                                              5,633          456,386
                                                                  --------------
                                                                       1,447,042

INSURANCE - 5.55%
American Financial Group, Inc.                            6,315          266,240
Amerus Group Company                                      5,204          302,561
Arthur J. Gallagher & Company                            12,888          342,563
Brown & Brown, Inc.                                      14,972          456,197
Everest Re Group, Ltd.                                    8,730          780,026
Fidelity National Financial, Inc.                        23,363          969,331
First American Corp.                                     12,886          540,825
Hanover Insurance Group, Inc.                             7,229          342,293
HCC Insurance Holdings, Inc.                             14,958          459,061
Horace Mann Educators Corp.                               5,784           96,882
Mercury General Corp.                                     4,780          267,441
Ohio Casualty Corp.                                       8,538          255,030
Old Republic International Corp.                         30,912          660,589
PMI Group, Inc.                                          12,057          548,593
Protective Life Corp.                                     9,383          415,855
Radian Group, Inc.                                       11,196          684,300
Stancorp Financial Group, Inc.                            7,364          359,510
Unitrin, Inc.                                             6,089          272,848
W.R. Berkley Corp.                                       22,750          781,918
                                                                  --------------
                                                                       8,802,063

INTERNET SOFTWARE - 0.98%
Checkfree Corp. *                                        12,289          613,590
F5 Networks, Inc. *                                       5,381          261,086
McAfee, Inc. *                                           22,392          529,571
RSA Security, Inc. *                                      9,555          143,611
                                                                  --------------
                                                                       1,547,858

LEISURE TIME - 0.43%
Callaway Golf Company                                     8,846          117,917
International Speedway Corp., Class A                     4,738          229,982
Scientific Games Corp., Class A *                         8,789          335,125
                                                                  --------------
                                                                         683,024

LIFE SCIENCES - 0.31%
Pharmaceutical Product Development, Inc.                 13,540          491,908

MANUFACTURING - 1.87%
Cameron International Corp. *                            15,612          732,203
Carlisle Companies, Inc.                                  3,947          320,496
Lancaster Colony Corp.                                    3,371          131,368
Mine Safety Appliances Company                            3,543          146,007
Nordson Corp.                                             4,506          210,205
Pentair, Inc.                                            13,660          466,626
Roper Industries, Inc.                                   11,551          541,049

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
SPX Corp.                                                 8,037   $      422,826
                                                                  --------------
                                                                       2,970,780

MEDICAL-HOSPITALS - 1.56%
Community Health Systems, Inc. *                         13,125          494,812
Intuitive Surgical, Inc. *                                4,776          531,521
Lifepoint Hospitals, Inc. *                               7,687          271,582
Triad Hospitals, Inc. *                                  11,597          467,127
Universal Health Services, Inc., Class B                  7,347          372,934
VCA Antech, Inc. *                                       11,125          335,085
                                                                  --------------
                                                                       2,473,061

METAL & METAL PRODUCTS - 0.88%
Precision Castparts Corp.                                18,049        1,040,164
Timken Company                                           11,295          355,002
                                                                  --------------
                                                                       1,395,166

MINING - 0.56%
Joy Global, Inc.                                         16,567          890,311

MOBILE HOMES - 0.14%
Thor Industries, Inc.                                     4,660          224,053

NEWSPAPERS - 0.51%
Lee Enterprises, Inc.                                     6,158          176,057
Washington Post Company, Class B                            789          639,800
                                                                  --------------
                                                                         815,857

OFFICE FURNISHINGS & SUPPLIES - 0.40%
Herman Miller, Inc.                                       9,142          267,129
HNI Corp.                                                 6,978          364,252
                                                                  --------------
                                                                         631,381

PAPER - 0.30%
Bowater, Inc.                                             7,530          174,244
P.H. Glatfelter Company                                   5,955          104,094
Potlatch Corp.                                            5,160          194,377
                                                                  --------------
                                                                         472,715

PETROLEUM SERVICES - 2.06%
ENSCO International, Inc.                                20,666        1,033,093
Pride International, Inc. *                              21,802          705,295
Smith International, Inc.                                27,058        1,108,295
Tidewater, Inc.                                           8,144          413,064
                                                                  --------------
                                                                       3,259,747

PHARMACEUTICALS - 1.32%
Medicis Pharmaceutical Corp., Class A                     7,325          218,432
Par Pharmaceutical Companies, Inc. *                      4,611          105,822
PDL BioPharma, Inc. *                                    15,192          307,638
Sepracor, Inc. *                                         14,283          739,431
Valeant Pharmaceuticals International                    12,472          214,518
Vertex Pharmaceuticals, Inc. *                           14,774          509,703
                                                                  --------------
                                                                       2,095,544

POLLUTION CONTROL - 0.67%
Republic Services, Inc.                                  16,291          664,673
Stericycle, Inc. *                                        5,924          394,953
                                                                  --------------
                                                                       1,059,626

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PUBLISHING - 0.51%
American Greetings Corp., Class A                         8,557   $      192,447
Media General, Inc., Class A                              3,239          121,883
Readers Digest Association, Inc., Class A                13,055          185,773
Scholastic Corp. *                                        4,841          127,415
Valassis Communications, Inc. *                           6,407          185,739
                                                                  --------------
                                                                         813,257

RAILROADS & EQUIPMENT - 0.19%
GATX Corp.                                                6,835          296,707

REAL ESTATE - 3.34%
AMB Property Corp., REIT                                 11,789          582,730
Developers Diversified Realty Corp., REIT                14,671          750,422
Highwoods Properties, Inc., REIT                          7,274          225,494
Hospitality Properties Trust, REIT                        9,683          408,332
Liberty Property Trust, REIT                             11,881          505,893
Mack-California Realty Corp., REIT                        8,368          358,820
New Plan Realty Trust, Inc., REIT                        14,054          331,815
Regency Centers Corp., REIT                               9,182          565,703
The Macerich Company, REIT                                9,616          662,638
United Dominion Realty Trust, Inc., REIT                 18,080          488,341
Weingarten Realty Investors, REIT                        10,822          409,721
                                                                  --------------
                                                                       5,289,909

RETAIL GROCERY - 0.07%
Ruddick Corp.                                             4,651          109,020

RETAIL TRADE - 6.59%
99 Cents Only Stores *                                    6,461           72,234
Abercrombie & Fitch Company, Class A                     11,799          682,572
Advance Auto Parts, Inc.                                 14,565          555,218
Aeropostale, Inc. *                                       7,318          181,047
American Eagle Outfitters, Inc.                          17,712          578,297
AnnTaylor Stores Corp. *                                  9,788          376,446
Barnes & Noble, Inc.                                      7,086          270,543
BJ's Wholesale Club, Inc. *                               9,107          268,657
Borders Group, Inc.                                       8,990          186,632
CarMax, Inc. *                                           14,117          449,062
Chico's FAS, Inc. *                                      24,366          730,249
Claire's Stores, Inc.                                    13,379          363,507
Dollar Tree Stores, Inc. *                               14,323          378,557
Foot Locker, Inc.                                        21,011          507,836
GameStop Corp., Class A *                                 7,692          330,294
Michael's Stores, Inc.                                   17,998          699,582
MSC Industrial Direct Company, Inc., Class A              7,294          337,202
Pacific Sunwear of California, Inc. *                     9,987          219,215
Payless ShoeSource, Inc. *                                9,237          246,443
PETsMART, Inc.                                           18,901          504,279
Pier 1 Imports, Inc.                                     11,688           99,231
Regis Corp.                                               6,121          212,276
Rent-A-Center, Inc. *                                     9,323          221,701
Ross Stores, Inc.                                        19,460          549,745
Saks, Inc. *                                             18,712          300,328
United Rentals, Inc. *                                    9,013          293,644
Urban Outfitters, Inc. *                                 14,857          275,895

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Williams-Sonoma, Inc.                                    15,540   $      561,771
                                                                  --------------
                                                                      10,452,463

SANITARY SERVICES - 0.26%
Aqua America, Inc.                                       17,324          406,421

SEMICONDUCTORS - 3.65%
Atmel Corp. *                                            57,254          274,819
Credence Systems Corp. *                                 13,446           61,314
Cree, Inc. *                                             10,275          263,554
Cypress Semiconductor Corp. *                            18,225          276,655
Fairchild Semiconductor International, Inc. *            16,363          285,862
Integrated Device Technology, Inc. *                     26,962          386,635
International Rectifier Corp. *                           9,550          425,453
Intersil Corp., Class A                                  19,146          513,304
Lam Research Corp. *                                     18,831          843,440
Lattice Semiconductor Corp. *                            15,297           92,241
MEMC Electronic Materials, Inc. *                        22,237          778,740
Micrel, Inc. *                                            8,588           96,701
Microchip Technology, Inc.                               28,685          983,895
Semtech Corp. *                                           9,807          164,169
Silicon Laboratories, Inc. *                              6,094          237,727
Triquint Semiconductor, Inc. *                           18,849           97,261
                                                                  --------------
                                                                       5,781,770

SOFTWARE - 0.62%
Activision, Inc. *                                       37,233          486,635
Advent Software, Inc. *                                   2,166           71,067
Macrovision Corp. *                                       6,916          155,887
McDATA Corp., Class A *                                  20,585           77,811
Transaction Systems Architects, Inc.,
   Class A *                                              5,003          195,417
                                                                  --------------
                                                                         986,817

STEEL - 0.32%
Steel Dynamics, Inc.                                      5,835          338,955
Worthington Industries, Inc.                              9,631          164,016
                                                                  --------------
                                                                         502,971

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.74%
ADTRAN, Inc.                                              9,187          231,696
Commscope, Inc. *                                         7,623          222,820
Newport Corp. *                                           5,377           88,183
Plantronics, Inc.                                         6,331          136,433
Polycom, Inc. *                                          11,709          252,797
Powerwave Technologies, Inc. *                           14,891          145,783
UTStarcom, Inc. *                                        14,151           90,284
                                                                  --------------
                                                                       1,167,996

TELEPHONE - 0.54%
Cincinnati Bell, Inc. *                                  33,144          128,930
Harris Corp.                                             18,045          734,793
                                                                  --------------
                                                                         863,723

TIRES & RUBBER - 0.04%
Bandag, Inc.                                              1,571           58,567

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TOBACCO - 0.08%
Universal Corp.                                           3,463   $      127,646

TRANSPORTATION - 2.09%
Alexander & Baldwin, Inc.                                 5,949          269,192
C.H. Robinson Worldwide, Inc.                            23,012        1,013,449
Con-way, Inc.                                             7,027          415,226
Expeditors International of Washington, Inc.             14,356        1,413,348
Overseas Shipholding Group, Inc.                          3,992          204,989
                                                                  --------------
                                                                       3,316,204

TRUCKING & FREIGHT - 1.00%
J.B. Hunt Transport Services, Inc.                       16,614          406,545
Oshkosh Truck Corp.                                       9,910          523,743
Swift Transportation, Inc. *                              7,183          205,721
Werner Enterprises, Inc.                                  6,981          135,920
YRC Worldwide, Inc. *                                     7,820          308,421
                                                                  --------------
                                                                       1,580,350
                                                                  --------------
TOTAL COMMON STOCKS (Cost $147,366,782)                           $  148,277,520
                                                                  --------------

SHORT TERM INVESTMENTS - 6.26%
Export Development Canada
   5.05% due 06/01/2006                          $    1,850,000   $    1,850,000
Federal Home Loan Mortgage Corp. Discount
   Notes zero coupon due 06/27/2006                   5,000,000        4,982,143
Federal National Mortgage Association Discount
   Notes zero coupon due 06/13/2006                   2,700,000        2,695,599
United States Treasury Bills
   zero coupon due 07/20/2006 ****                      400,000          397,501
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,925,243)                                              $    9,925,243
                                                                  --------------
TOTAL INVESTMENTS (MID CAP INDEX FUND)
   (COST $157,292,025) - 99.81%                                   $  158,202,763
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.19%                            295,232
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  158,497,995
                                                                  ==============

MID CAP STOCK FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 93.02%

AEROSPACE - 2.67%
Alliant Techsystems, Inc. *                              64,115   $    5,004,817
Rockwell Collins, Inc.                                   46,192        2,522,083
                                                                  --------------
                                                                       7,526,900

AIR TRAVEL - 2.76%
Gol Linhas Aereas Inteligentes SA, ADR (a)               92,440        2,889,674
Ryanair Holdings PLC, ADR * (a)                          43,101        2,111,518
Southwest Airlines Company                              172,825        2,782,483
                                                                  --------------
                                                                       7,783,675

AUTO PARTS - 0.48%
LKQ Corp. *                                              69,300        1,354,815

MID CAP STOCK FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 2.31%
Cephalon, Inc. * (a)                                     58,777   $    3,510,162
ICOS Corp. * (a)                                         77,412        1,573,012
Millennium Pharmaceuticals, Inc. *                      167,483        1,433,655
                                                                  --------------
                                                                       6,516,829

BROADCASTING - 1.56%
Sirius Satellite Radio, Inc. * (a)                      686,175        3,108,373
XM Satellite Radio Holdings, Inc.,
   Class A * (a)                                         90,275        1,301,765
                                                                  --------------
                                                                       4,410,138

BUSINESS SERVICES - 5.56%
Corporate Executive Board Company                        21,815        2,219,022
DST Systems, Inc. *                                      50,800        2,987,040
Equifax, Inc.                                            99,500        3,589,960
Resources Connection, Inc. * (a)                        183,300        4,674,150
URS Corp. *                                              51,900        2,200,041
                                                                  --------------
                                                                      15,670,213

CELLULAR COMMUNICATIONS - 2.26%
American Tower Corp., Class A *                         128,649        3,984,260
Crown Castle International Corp. *                       74,820        2,377,031
                                                                  --------------
                                                                       6,361,291

CHEMICALS - 1.20%
Wacker Chemie AG *                                       29,211        3,392,396

COMMERCIAL SERVICES - 1.72%
Live Nation, Inc. *                                     212,300        4,840,440

COMPUTERS & BUSINESS EQUIPMENT - 4.19%
Cognizant Technology Solutions Corp.,
   Class A *                                             67,467        3,980,553
Kronos, Inc. *                                           61,600        2,464,000
Network Appliance, Inc. * (a)                           167,700        5,366,400
                                                                  --------------
                                                                      11,810,953

CONTAINERS & GLASS - 1.38%
Jarden Corp. * (a)                                      129,668        3,895,227

CRUDE PETROLEUM & NATURAL GAS - 1.85%
Chesapeake Energy Corp. (a)                              89,028        2,723,366
EOG Resources, Inc.                                      37,986        2,494,161
                                                                  --------------
                                                                       5,217,527

DRUGS & HEALTH CARE - 2.43%
CV Therapeutics, Inc. * (a)                              52,000          866,320
Shionogi & Company, Ltd.                                263,347        4,749,745
Zymogenetics, Inc. * (a)                                 72,200        1,245,450
                                                                  --------------
                                                                       6,861,515

ELECTRICAL EQUIPMENT - 0.89%
Tektronix, Inc.                                          80,646        2,512,929

ELECTRONICS - 2.50%
Barco NV                                                 28,781        2,559,473
Garmin, Ltd.                                             48,100        4,487,249
                                                                  --------------
                                                                       7,046,722

ENERGY - 1.51%
Q-Cells AG *                                             15,692        1,218,275

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
Suntech Power Holdings Co., Ltd., ADR * (a)             107,600   $    3,032,168
                                                                  --------------
                                                                       4,250,443

FINANCIAL SERVICES - 6.28%
Blackrock, Inc., Class A                                    800          107,200
E*TRADE Financial Corp. *                               117,495        2,851,604
Julius Baer Holding, Ltd.                                35,851        3,169,524
Nasdaq Stock Market, Inc. *                             111,916        3,406,723
Nuveen Investments, Class A (a)                          80,200        3,601,782
State Street Corp.                                       73,776        4,581,489
                                                                  --------------
                                                                      17,718,322

HEALTHCARE PRODUCTS - 1.99%
Kyphon, Inc. * (a)                                      106,100        4,211,109
The Medicines Company * (a)                              75,839        1,403,021
                                                                  --------------
                                                                       5,614,130

HEALTHCARE SERVICES - 2.33%
Covance, Inc. *                                          46,935        2,772,450
IMS Health, Inc.                                        140,600        3,793,388
                                                                  --------------
                                                                       6,565,838

HOMEBUILDERS - 1.03%
Walter Industries, Inc. (a)                              49,900        2,902,184

HOTELS & RESTAURANTS - 2.51%
Panera Bread Company, Class A * (a)                      42,800        2,771,728
Starwood Hotels & Resorts Worldwide, Inc.                70,343        4,297,957
                                                                  --------------
                                                                       7,069,685

INDUSTRIAL MACHINERY - 0.96%
Energy Conversion Devices, Inc. * (a)                    68,300        2,714,925

INTERNATIONAL OIL - 0.89%
Nabors Industries, Ltd. *                                69,600        2,499,336

INTERNET CONTENT - 0.79%
NetFlix, Inc. * (a)                                      81,000        2,242,890

INTERNET SERVICE PROVIDER - 0.70%
Redback Networks, Inc. * (a)                             83,000        1,982,870

LEISURE TIME - 1.89%
DreamWorks Animation SKG, Class A *                     100,239        2,601,202
Harrah's Entertainment, Inc.                             36,075        2,743,143
                                                                  --------------
                                                                       5,344,345

LIFE SCIENCES - 1.02%
Pharmaceutical Product Development, Inc.                 78,820        2,863,531

MANUFACTURING - 1.02%
Roper Industries, Inc.                                   61,700        2,890,028

MEDICAL-HOSPITALS - 0.94%
Intuitive Surgical, Inc. *                               23,800        2,648,702

METAL & METAL PRODUCTS - 1.19%
Cameco Corp.                                             80,752        3,349,593

MINING - 0.41%
Joy Global, Inc.                                         21,500        1,155,410

PETROLEUM SERVICES - 1.70%
BJ Services Company                                      59,684        2,187,419

MID CAP STOCK FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
GlobalSantaFe Corp.                                      43,302   $    2,603,749
                                                                  --------------
                                                                       4,791,168

PHARMACEUTICALS - 3.92%
Alkermes, Inc. * (a)                                     81,601        1,617,332
Amylin Pharmaceuticals, Inc. * (a)                       82,967        3,770,850
Elan Corp. PLC, ADR * (a)                               109,800        2,065,338
Forest Laboratories, Inc. *                              64,762        2,427,280
Vertex Pharmaceuticals, Inc. * (a)                       33,776        1,165,272
                                                                  --------------
                                                                      11,046,072

POLLUTION CONTROL - 1.28%
Stericycle, Inc. *                                       54,304        3,620,448

PUBLISHING - 1.12%
Gemstar-TV Guide International, Inc. *                  901,800        3,165,318

RETAIL TRADE - 6.95%
Dicks Sporting Goods, Inc. *                             70,200        2,729,376
Fossil, Inc. * (a)                                      115,900        2,112,857
GameStop Corp., Class A * (a)                            44,700        1,919,418
Kohl's Corp. *                                           93,600        5,025,384
Tiffany & Co.                                           104,307        3,566,256
Williams-Sonoma, Inc.                                   117,407        4,244,263
                                                                  --------------
                                                                      19,597,554

SEMICONDUCTORS - 5.74%
Cree, Inc. * (a)                                        102,900        2,639,385
CSR PLC *                                               226,347        6,139,259
Fairchild Semiconductor International, Inc. *           182,200        3,183,034
International Rectifier Corp. *                          94,800        4,223,340
                                                                  --------------
                                                                      16,185,018

SOFTWARE - 10.42%
Activision, Inc. *                                      328,100        4,288,267
Adobe Systems, Inc. *                                   153,300        4,388,979
American Reprographics Company *                         59,600        2,066,332
Cognos, Inc. * (a)                                      125,411        3,845,101
Red Hat, Inc. *                                           1,100           28,842
TomTom NV *                                              90,948        4,035,800
Transaction Systems Architects, Inc.,
   Class A *                                             72,900        2,847,474
VeriFone Holdings, Inc. * (a)                           175,494        5,552,630
Verint Systems, Inc. *                                   71,800        2,330,628
                                                                  --------------
                                                                      29,384,053

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 2.16%
Amdocs, Ltd. *                                           78,900        2,956,383
Polycom, Inc. * (a)                                     145,900        3,149,981
                                                                  --------------
                                                                       6,106,364

TRAVEL SERVICES - 0.51%
Ctrip.com International Ltd., ADR *                      29,800        1,433,380
                                                                  --------------
TOTAL COMMON STOCKS (Cost $246,267,660)                           $  262,343,177
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 22.66%
State Street Navigator Securities
   Lending Prime Portfolio                       $   63,896,306   $   63,896,306
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $63,896,306)                                             $   63,896,306
                                                                  --------------
REPURCHASE AGREEMENTS - 6.38%
Bank of America Tri-Party
   Repurchase Agreement dated 05/31/2006 at
   4.90% to be repurchased at $18,000,450 on
   06/01/2006, collateralized by $15,760,000
   U.S. Treasury Bonds, 7.25% due 05/15/2016
   (valued at $18,374,641, including interest)   $   17,998,000   $   17,998,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,998,000)                                             $   17,998,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP STOCK FUND)
   (COST $328,161,966) - 122.06%                                  $  344,237,483

LIABILITIES IN EXCESS OF OTHER ASSETS - (22.06)%                     (62,219,629)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  282,017,854
                                                                  ==============

MID CAP VALUE EQUITY FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.36%

ADVERTISING - 0.59%
The Interpublic Group of Companies, Inc. * (a)           55,893   $      532,660

AEROSPACE - 1.19%
Goodrich Corp.                                           14,211          605,815
Textron, Inc.                                             5,247          477,110
                                                                  --------------
                                                                       1,082,925

AGRICULTURE - 2.38%
Agrium, Inc.                                             11,811          289,724
Archer-Daniels-Midland Company                           21,371          888,393
Monsanto Company                                          5,894          496,039
Mosaic Company * (a)                                     31,388          488,397
                                                                  --------------
                                                                       2,162,553

AIR TRAVEL - 1.56%
AMR Corp. *                                              37,658          928,646
Continental Airlines, Inc., Class B * (a)                19,504          483,699
                                                                  --------------
                                                                       1,412,345

APPAREL & TEXTILES - 2.31%
Liz Claiborne, Inc.                                      25,540          987,632
Mohawk Industries, Inc. *                                 3,742          275,785
VF Corp.                                                 13,190          830,047
                                                                  --------------
                                                                       2,093,464

AUTO PARTS - 0.66%
Genuine Parts Company                                     5,100          219,606
Johnson Controls, Inc.                                    4,494          382,754
                                                                  --------------
                                                                         602,360

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUTOMOBILES - 0.09%
General Motors Corp.                                      3,100   $       83,483

BANKING - 2.12%
AmSouth Bancorp.                                         31,346          840,073
Comerica, Inc.                                           14,088          771,318
Huntington Bancshares, Inc.                              13,493          317,355
                                                                  --------------
                                                                       1,928,746

BUILDING MATERIALS & CONSTRUCTION - 2.27%
American Standard Companies, Inc.                        40,067        1,702,447
Chicago Bridge & Iron Company NV                         15,909          360,816
                                                                  --------------
                                                                       2,063,263

BUSINESS SERVICES - 4.66%
Computer Sciences Corp. *                                15,859          892,069
Dun & Bradstreet Corp. *                                  3,597          262,113
Electronic Data Systems Corp.                            44,812        1,098,790
Fluor Corp.                                               8,835          774,476
Pitney Bowes, Inc.                                        6,045          246,515
R.H. Donnelley Corp. *                                   10,485          574,788
R.R. Donnelley & Sons Company                            11,844          381,140
                                                                  --------------
                                                                       4,229,891

CHEMICALS - 3.57%
Cabot Corp.                                               9,199          304,763
Eastman Chemical Company                                 19,926        1,123,428
Imperial Chemical Industries PLC                         15,063          402,634
Lubrizol Corp.                                            7,974          322,309
PPG Industries, Inc.                                     16,806        1,081,298
Tronox, Inc. (a)                                            679            8,779
                                                                  --------------
                                                                       3,243,211

COMPUTERS & BUSINESS EQUIPMENT - 0.52%
Diebold, Inc.                                            11,188          475,602

CONSTRUCTION & MINING EQUIPMENT - 0.53%
National Oilwell, Inc. *                                  7,233          477,812

CONSTRUCTION MATERIALS - 0.63%
Louisiana-Pacific Corp.                                   5,310          128,821
USG Corp. * (a)                                           4,803          442,260
                                                                  --------------
                                                                         571,081

CRUDE PETROLEUM & NATURAL GAS - 2.59%
Newfield Exploration Company *                            9,065          387,348
Pioneer Natural Resources Company (a)                    29,299        1,195,692
Sunoco, Inc.                                             11,209          768,825
                                                                  --------------
                                                                       2,351,865

ELECTRICAL EQUIPMENT - 1.13%
Ballard Power Systems, Inc. * (a)                        13,805           99,672
Cooper Industries, Ltd., Class A                          9,888          880,625
Plug Power, Inc. * (a)                                    9,561           48,857
                                                                  --------------
                                                                       1,029,154

ELECTRICAL UTILITIES - 3.76%
American Electric Power Company, Inc.                     6,700          229,609
CMS Energy Corp. *                                       12,797          164,314
Consolidated Edison, Inc.                                10,024          442,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                          9,044   $      467,575
DPL, Inc.                                                12,234          327,871
DTE Energy Company                                        8,353          337,628
Edison International                                      5,800          227,592
Pinnacle West Capital Corp.                              31,023        1,221,996
                                                                  --------------
                                                                       3,418,643

ELECTRONICS - 0.67%
Solectron Corp. *                                       170,548          607,151

ENERGY - 1.31%
Energy East Corp.                                        26,862          640,390
Fuelcell Energy, Inc. * (a)                               7,167           74,967
Southwestern Energy Company *                             4,489          144,995
Xcel Energy, Inc.                                        17,667          331,609
                                                                  --------------
                                                                       1,191,961

FINANCIAL SERVICES - 0.25%
Amvescap PLC                                             23,605          229,258

FOOD & BEVERAGES - 1.30%
Del Monte Foods Company                                  37,107          439,347
Tyson Foods, Inc., Class A                               46,533          744,993
                                                                  --------------
                                                                       1,184,340

FOREST PRODUCTS - 0.82%
Rayonier, Inc.                                           19,137          744,238

GAS & PIPELINE UTILITIES - 2.43%
El Paso Corp.                                            28,393          442,079
Enbridge, Inc.                                           16,281          514,480
NiSource, Inc.                                           57,372        1,248,988
                                                                  --------------
                                                                       2,205,547

HEALTHCARE SERVICES - 1.07%
Humana, Inc. *                                           19,178          970,982

HOLDINGS COMPANIES/CONGLOMERATES - 1.34%
Loews Corp.                                              35,753        1,214,887

HOTELS & RESTAURANTS - 0.82%
Hilton Hotels Corp.                                      27,156          745,704

HOUSEHOLD APPLIANCES - 0.99%
Whirlpool Corp. (a)                                       9,950          894,704

INDUSTRIAL MACHINERY - 5.14%
AGCO Corp. *                                             54,920        1,343,343
Cummins, Inc.                                               801           88,278
Dover Corp.                                              22,364        1,092,258
Energy Conversion Devices, Inc. * (a)                     3,408          135,468
Ingersoll-Rand Company, Class A                          35,795        1,561,020
Manitowoc, Inc.                                           9,800          450,702
                                                                  --------------
                                                                       4,671,069

INSURANCE - 11.41%
ACE, Ltd.                                                32,777        1,696,865
Aon Corp.                                                54,645        1,948,094
Axis Capital Holdings, Ltd.                              23,072          604,487
Conseco, Inc. *                                           9,308          224,230
Everest Re Group, Ltd.                                   17,517        1,565,144

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Lincoln National Corp.                                   16,683   $      937,251
Torchmark, Inc.                                          10,389          611,704
Willis Group Holdings, Ltd.                              16,252          564,757
XL Capital, Ltd., Class A                                34,821        2,203,473
                                                                  --------------
                                                                      10,356,005

INTERNATIONAL OIL - 2.39%
Kerr-McGee Corp.                                          3,364          359,443
Nabors Industries, Ltd. * (a)                            23,476          843,023
Weatherford International, Ltd. *                        18,521          963,833
                                                                  --------------
                                                                       2,166,299

INTERNET SOFTWARE - 0.50%
McAfee, Inc. *                                           19,094          451,573

LEISURE TIME - 1.09%
Royal Caribbean Cruises, Ltd.                            25,895          986,082

MANUFACTURING - 5.69%
Cameron International Corp. *                            22,199        1,041,133
Eaton Corp.                                              25,549        1,878,873
Reddy Ice Holdings, Inc.                                 12,460          258,296
Rockwell Automation, Inc.                                17,087        1,166,700
Stanley Works                                            16,965          823,651
                                                                  --------------
                                                                       5,168,653

MEDICAL-HOSPITALS - 0.49%
Health Management Associates, Inc., Class A              21,345          445,043

MINING - 2.09%
Freeport-McMoran Copper & Gold, Inc., Class B            10,459          585,599
Phelps Dodge Corp.                                        7,675          657,671
Terex Corp. *                                             7,136          652,944
                                                                  --------------
                                                                       1,896,214

PAPER - 1.09%
Bowater, Inc. (a)                                        13,808          319,517
MeadWestvaco Corp.                                       11,577          317,210
Temple-Inland, Inc.                                       8,197          352,553
                                                                  --------------
                                                                         989,280

PETROLEUM SERVICES - 7.54%
BJ Services Company                                      29,490        1,080,808
ENSCO International, Inc.                                13,294          664,567
GlobalSantaFe Corp.                                      29,828        1,793,558
Hess Corp.                                                4,903          735,450
McDermott International, Inc. *                          23,052        1,512,442
Smith International, Inc.                                17,619          721,674
Suncor Energy, Inc.                                       4,167          338,069
                                                                  --------------
                                                                       6,846,568

PHARMACEUTICALS - 2.01%
AmerisourceBergen Corp.                                  13,735          598,709
Hospira, Inc. *                                           5,735          256,985
King Pharmaceuticals, Inc. *                             19,471          346,195
Mylan Laboratories, Inc.                                 20,463          427,881

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Watson Pharmaceuticals, Inc. *                            7,730   $      195,801
                                                                  --------------
                                                                       1,825,571

PHOTOGRAPHY - 0.72%
Eastman Kodak Company (a)                                27,305          658,324

PUBLISHING - 0.85%
Tribune Company                                          25,934          773,871

RAILROADS & EQUIPMENT - 1.78%
CSX Corp.                                                24,160        1,616,787

REAL ESTATE - 1.57%
Boston Properties, Inc., REIT                             2,706          229,063
Crescent Real Estate Equities Company, REIT              20,945          370,308
Equity Residential, REIT                                 18,685          824,008
                                                                  --------------
                                                                       1,423,379

RETAIL TRADE - 2.40%
AnnTaylor Stores Corp. *                                  8,834          339,756
Family Dollar Stores, Inc.                               26,716          667,366
Federated Department Stores, Inc.                         3,100          225,773
J.C. Penney Company, Inc.                                 9,390          570,536
Ritchie Brothers Auctioneers, Inc.                        6,429          379,311
                                                                  --------------
                                                                       2,182,742

SANITARY SERVICES - 0.13%
Insituform Technologies, Inc., Class A *                  4,505          115,328

SEMICONDUCTORS - 2.68%
Intersil Corp., Class A                                  31,554          845,963
Microchip Technology, Inc.                               14,308          490,764
National Semiconductor Corp.                             42,541        1,092,453
                                                                  --------------
                                                                       2,429,180

SOFTWARE - 0.95%
BMC Software, Inc. *                                     42,667          859,740

STEEL - 0.91%
Nucor Corp.                                               7,876          829,107

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.61%
Citizens Communications Company                          17,800          225,704
Tellabs, Inc. *                                          86,356        1,234,891
                                                                  --------------
                                                                       1,460,595

TELEPHONE - 1.87%
CenturyTel, Inc.                                         24,414          872,800
Qwest Communications International, Inc. *              117,595          824,341
                                                                  --------------
                                                                       1,697,141

TOBACCO - 1.61%
Loews Corp. - Carolina Group                             19,500          905,580
Reynolds American, Inc. (a)                               5,073          557,726
                                                                  --------------
                                                                       1,463,306

TOYS, AMUSEMENTS & SPORTING GOODS - 0.28%
Hasbro, Inc.                                             13,576          251,699
                                                                  --------------
TOTAL COMMON STOCKS (Cost $92,640,966)                            $   89,311,386
                                                                  --------------

MID CAP VALUE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
PREFERRED STOCKS - 0.02%

COMPUTERS & BUSINESS EQUIPMENT - 0.02%
Xerox Corp. *                                               156   $       17,731
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $18,747)                             $       17,731
                                                                  --------------

CORPORATE BONDS - 0.57%

TELEPHONE - 0.57%
Qwest Communications International, Inc.
   3.50% due 11/15/2025                          $      381,000          516,731
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $515,303)                             $      516,731
                                                                  --------------

SHORT TERM INVESTMENTS - 8.43%
General Electric Company
   zero coupon due 06/01/2006                    $      800,000   $      800,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                6,854,696        6,854,696
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $7,654,696)                                              $    7,654,696
                                                                  --------------
TOTAL INVESTMENTS (MID CAP VALUE EQUITY FUND)
   (COST $100,829,712) - 107.38%                                  $   97,500,544

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (7.38)%                                                   (6,700,704)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   90,799,840
                                                                  ==============

MID CAP VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.26%

ADVERTISING - 2.16%
The Interpublic Group of Companies, Inc. *              309,906   $    2,953,404

AGRICULTURE - 3.14%
Monsanto Company                                         23,098        1,943,928
Mosaic Company * (a)                                    150,929        2,348,455
                                                                  --------------
                                                                       4,292,383

AUTO PARTS - 1.94%
Genuine Parts Company                                    61,493        2,647,889

BROADCASTING - 2.20%
Clear Channel Communications, Inc.                       81,900        2,522,520
Westwood One, Inc.                                       61,353          492,051
                                                                  --------------
                                                                       3,014,571

BUSINESS SERVICES - 6.32%
Cadence Design Systems, Inc. *                          154,829        2,793,115
R.H. Donnelley Corp. * (a)                               51,153        2,804,207
R.R. Donnelley & Sons Company                            94,876        3,053,110
                                                                  --------------
                                                                       8,650,432

CHEMICALS - 3.74%
Chemtura Corp.                                          167,431        1,645,847
Eastman Chemical Company                                 61,462        3,465,227
                                                                  --------------
                                                                       5,111,074

COMPUTERS & BUSINESS EQUIPMENT - 1.08%
Sybase, Inc. * (a)                                       72,856        1,484,077

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS - 4.21%
Ball Corp.                                               66,822   $    2,500,479
Pactiv Corp. *                                          132,273        3,263,175
                                                                  --------------
                                                                       5,763,654

CRUDE PETROLEUM & NATURAL GAS - 1.53%
EOG Resources, Inc.                                      31,915        2,095,539

ELECTRICAL EQUIPMENT - 1.76%
Hubbell, Inc., Class B                                   47,937        2,413,628

ELECTRICAL UTILITIES - 6.08%
Ameren Corp.                                             54,142        2,679,488
CMS Energy Corp. *                                      178,223        2,288,383
Northeast Utilities (a)                                 119,621        2,419,933
Puget Energy, Inc.                                       43,757          927,211
                                                                  --------------
                                                                       8,315,015

GAS & PIPELINE UTILITIES - 2.24%
NiSource, Inc.                                          108,351        2,358,801
Southwest Gas Corp.                                      24,145          702,861
                                                                  --------------
                                                                       3,061,662

HEALTHCARE PRODUCTS - 1.45%
Bausch & Lomb, Inc. (a)                                  40,245        1,978,042

HOTELS & RESTAURANTS - 2.86%
Brinker International, Inc. (a)                          55,432        2,034,354
OSI Restaurant Partners, Inc. (a)                        34,800        1,276,464
Yum! Brands, Inc.                                        11,882          598,853
                                                                  --------------
                                                                       3,909,671

HOUSEHOLD PRODUCTS - 2.01%
Newell Rubbermaid, Inc. (a)                              64,279        1,700,822
Tupperware Corp. (a)                                     51,161        1,052,382
                                                                  --------------
                                                                       2,753,204

INDUSTRIAL MACHINERY - 3.58%
CNH Global NV                                            25,608          634,566
Cummins, Inc. (a)                                        18,117        1,996,675
W.W. Grainger, Inc.                                      31,388        2,264,958
                                                                  --------------
                                                                       4,896,199

INSURANCE - 10.87%
ACE, Ltd.                                                18,763          971,361
Aetna, Inc.                                              26,828        1,031,805
Conseco, Inc. *                                          95,863        2,309,340
Everest Re Group, Ltd.                                   15,470        1,382,244
Genworth Financial, Inc.                                 48,317        1,618,136
PartnerRe, Ltd.                                          40,115        2,463,863
PMI Group, Inc.                                          22,454        1,021,657
SAFECO Corp.                                             31,800        1,760,766
XL Capital, Ltd., Class A (a)                            36,486        2,308,834
                                                                  --------------
                                                                      14,868,006

INTERNET SOFTWARE - 1.81%
McAfee, Inc. *                                          104,754        2,477,432

MANUFACTURING - 1.78%
Snap-on, Inc.                                            58,234        2,438,840

MID CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 2.03%
Timken Company                                           88,144   $    2,770,366

MINING - 0.77%
Potash Corp. of Saskatchewan, Inc.                       11,539        1,053,511

OFFICE FURNISHINGS & SUPPLIES - 1.87%
OfficeMax, Inc.                                          61,845        2,556,054

PAPER - 3.05%
Bowater, Inc. (a)                                        67,565        1,563,454
MeadWestvaco Corp.                                       95,179        2,607,905
                                                                  --------------
                                                                       4,171,359

PETROLEUM SERVICES - 3.95%
GlobalSantaFe Corp.                                      46,966        2,824,066
Halliburton Company                                      34,643        2,584,021
                                                                  --------------
                                                                       5,408,087

PHARMACEUTICALS - 3.94%
King Pharmaceuticals, Inc. *                            155,029        2,756,416
Mylan Laboratories, Inc. (a)                            125,588        2,626,045
                                                                  --------------
                                                                       5,382,461

PUBLISHING - 1.09%
American Greetings Corp., Class A (a)                    66,574        1,497,249

REAL ESTATE - 1.76%
Host Marriott Corp., REIT (a)                           119,922        2,406,835

RETAIL GROCERY - 2.10%
Safeway, Inc.                                            60,373        1,423,595
The Kroger Company *                                     71,900        1,445,909
                                                                  --------------
                                                                       2,869,504

RETAIL TRADE - 3.40%
Federated Department Stores, Inc.                        29,383        2,139,964
Foot Locker, Inc.                                       103,926        2,511,891
                                                                  --------------
                                                                       4,651,855

SANITARY SERVICES - 0.73%
Allied Waste Industries, Inc. * (a)                      83,800          999,734

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 5.76%
ADC Telecommunications, Inc. * (a)                       90,649        1,624,430
Avaya, Inc. *                                           188,644        2,227,886
Embarq Corp. *                                           16,800          700,056
JDS Uniphase Corp. * (a)                                434,300        1,315,929
Tellabs, Inc. *                                         140,111        2,003,587
                                                                  --------------
                                                                       7,871,888

TELEPHONE - 3.63%
CenturyTel, Inc.                                         46,553        1,664,270
Qwest Communications International, Inc. * (a)          470,300        3,296,803
                                                                  --------------
                                                                       4,961,073

TRAVEL SERVICES - 2.42%
Sabre Holdings Corp.                                    154,531        3,306,963
                                                                  --------------
TOTAL COMMON STOCKS (Cost $123,819,368)                           $  133,031,661
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 19.32%
State Street Navigator Securities
   Lending Prime Portfolio(c)                    $   26,429,338   $   26,429,338
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $26,429,338)                                             $   26,429,338
                                                                  --------------
REPURCHASE AGREEMENTS - 3.45%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at 3.70% to
   be repurchased at $4,722,485 on 06/01/2006,
   collateralized by $4,740,000 Federal
   National Mortgage Association, 3.58% due
   02/06/2008 (valued at $4,817,025, including
   interest) (c)                                 $    4,722,000   $    4,722,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,722,000)                                              $    4,722,000
                                                                  --------------
TOTAL INVESTMENTS (MID CAP VALUE FUND)
   (COST $154,970,706) - 120.03%                                  $  164,182,999

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (20.03)%                                                 (27,402,883)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  136,780,116
                                                                  ==============

NATURAL RESOURCES FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.34%

ALUMINUM - 1.54%
Alcoa, Inc.                                             356,225   $   11,299,457

CHEMICALS - 0.04%
Arkema, ADR * (a)                                         7,569          272,183

COAL - 1.95%
CONSOL Energy, Inc. (a)                                 100,543        8,872,920
Massey Energy Company (a)                               146,423        5,464,506
                                                                  --------------
                                                                      14,337,426

CRUDE PETROLEUM & NATURAL GAS - 6.75%
EOG Resources, Inc.                                     291,669       19,150,986
Newfield Exploration Company * (a)                      153,852        6,574,096
Surgutneftegaz, ADR (a)                                 105,545        7,029,297
XTO Energy, Inc.                                        407,886       16,813,061
                                                                  --------------
                                                                      49,567,440

DOMESTIC OIL - 5.97%
Noble Energy, Inc. (a)                                  160,064        6,956,382
Suncor Energy, Inc.                                     274,307       22,105,727
Western Oil Sands, Inc. *                               527,111       14,710,741
                                                                  --------------
                                                                      43,772,850

GAS & PIPELINE UTILITIES - 1.68%
Equitable Resources, Inc. (a)                           151,460        5,096,629
Western Gas Resources, Inc.                             147,648        7,236,228
                                                                  --------------
                                                                      12,332,857

NATURAL RESOURCES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

GOLD - 1.82%
Barrick Gold Corp. (a)                                  190,656   $    5,835,980
Gold Fields, Ltd.                                       340,631        7,487,344
                                                                  --------------
                                                                      13,323,324

INTERNATIONAL OIL - 23.90%
Canadian Natural Resources, Ltd.                        737,233       38,770,073
China Petroleum and Chemical Corp., ADR (a)             122,865        7,421,046
ConocoPhillips                                          229,128       14,501,511
EnCana Corp. - CAD                                      688,054       34,661,602
Lukoil Oil Company, ADR (a)                             193,627       14,986,730
Petroleo Brasileiro SA, ADR                             193,649       16,818,416
Royal Dutch Shell PLC, ADR, Class B shares              113,349        7,844,884
Royal Dutch Shell PLC, ADR                              147,669        9,791,931
Talisman Energy, Inc.                                 1,683,498       30,604,892
                                                                  --------------
                                                                     175,401,085

METAL & METAL PRODUCTS - 16.63%
Alumina, Ltd.                                         2,055,082       10,226,610
Cameco Corp.                                            716,122       29,704,741
Companhia Siderurgica Nacional SA, ADR (a)              227,097        6,740,239
Companhia Vale Do Rio Doce, ADR                         722,326       28,177,937
Companhia Vale Do Rio Doce, ADR                         226,889       10,570,758
Inco, Ltd.                                              214,679       14,155,933
Vedanta Resources PLC                                   827,199       22,420,802
                                                                  --------------
                                                                     121,997,020

MINING - 11.53%
Aluminum Corp. China, Ltd., ADR (a)                     111,672        8,971,729
Anglo American PLC                                      171,975        6,938,788
Anglo Platinum, Ltd.                                    203,807       18,131,971
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                          201,030       11,255,670
Impala Platinum Holdings, Ltd.                           36,650        6,198,997
Newmont Mining Corp. (a)                                209,100       10,904,565
Xstrata PLC                                             557,322       22,236,089
                                                                  --------------
                                                                      84,637,809

PAPER - 2.80%
Abitibi Consolidated, Inc.                            1,184,619        4,086,935
International Paper Company                             484,065       16,448,529
                                                                  --------------
                                                                      20,535,464

PETROLEUM SERVICES - 20.04%
BP PLC, ADR (a)                                         336,327       23,778,319
Exxon Mobil Corp.                                       471,605       28,725,461
GlobalSantaFe Corp. (a)                                 114,223        6,868,229
Halliburton Company                                     139,051       10,371,814
Petro-Canada                                            237,031       10,750,105
Repsol YPF SA, ADR                                      179,976        5,048,327
Total SA, ADR (a)                                       302,762       19,743,110
Transocean, Inc. *                                       96,785        7,875,395
Valero Energy Corp.                                     552,266       33,881,519
                                                                  --------------
                                                                     147,042,279

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

STEEL - 1.69%
Mittal Steel Company, NV (a)                            375,725   $   12,391,411
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 588,725,072)                          $  706,910,605
                                                                  --------------

PREFERRED STOCKS - 0.20%

MINING - 0.20%
Anglo American Platinum Corp., Ltd.- ZAR *               42,800        1,466,977
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,196,524)                          $    1,466,977
                                                                  --------------

SHORT TERM INVESTMENTS - 14.32%
State Street Navigator Securities
   Lending Prime Portfolio                       $  105,053,321   $  105,053,321
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $105,053,321)                                            $  105,053,321
                                                                  --------------
REPURCHASE AGREEMENTS - 3.08%
Bank of America Tri-Party
   Repurchase Agreement dated 05/31/2006 at
   4.90% to be repurchased at $22,612,077 on
   06/01/2006, collateralized by $19,800,000
   U.S. Treasury Bonds, 7.25% due 05/15/2016
   (valued at $23,083,418, including interest)   $   22,609,000   $   22,609,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $22,609,000)                                             $   22,609,000
                                                                  --------------
TOTAL INVESTMENTS (NATURAL RESOURCES FUND)
   (COST $717,583,917) - 113.94%                                  $  836,039,903

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (13.94)%                                                (102,255,587)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  733,784,316
                                                                  ==============

QUANTITATIVE MID CAP FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.91%

ADVERTISING - 0.49%
Monster Worldwide, Inc. *                               18,700    $      913,869

APPAREL & TEXTILES - 3.17%
Carter's, Inc. *                                        44,881         2,622,846
Coach, Inc. *                                           51,041         1,484,272
Polo Ralph Lauren Corp., Class A                        32,600         1,841,900
                                                                  --------------
                                                                       5,949,018

BANKING - 4.92%
Colonial Bancgroup, Inc.                                62,900         1,676,914
Corus Bankshares, Inc. (a)                              79,184         2,236,948
Cullen Frost Bankers, Inc.                              37,800         2,143,260
Zions Bancorp.                                          39,040         3,163,411
                                                                  --------------
                                                                       9,220,533

BIOTECHNOLOGY - 0.91%
Techne Corp. *                                          31,300         1,711,484

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.49%
Grupo Televisa SA, SADR                                  49,900   $      917,661

BUSINESS SERVICES - 5.94%
Alliance Data Systems Corp. *                            34,950        1,854,796
Cadence Design Systems, Inc. *                           31,500          568,260
Corporate Executive Board Company                        25,555        2,599,455
Global Payments, Inc.                                    65,648        3,057,884
MPS Group, Inc. *                                        90,100        1,355,104
URS Corp. *                                              40,200        1,704,078
                                                                  --------------
                                                                      11,139,577

CELLULAR COMMUNICATIONS - 1.03%
American Tower Corp., Class A *                          62,200        1,926,334

CHEMICALS - 2.48%
Airgas, Inc.                                            121,561        4,654,571

COAL - 0.23%
Peabody Energy Corp.                                      7,000          436,380

COMMERCIAL SERVICES - 2.69%
CB Richard Ellis Group, Inc. *                           28,000        2,166,360
Pool Corp. (a)                                           66,504        2,872,308
                                                                  --------------
                                                                       5,038,668

COMPUTERS & BUSINESS EQUIPMENT - 1.44%
Cognizant Technology Solutions Corp.,
   Class A *                                             45,679        2,695,061

CONTAINERS & GLASS - 1.77%
Pactiv Corp. *                                           61,700        1,522,139
Silgan Holdings, Inc.                                    48,159        1,800,665
                                                                  --------------
                                                                       3,322,804

CRUDE PETROLEUM & NATURAL GAS - 2.83%
Patterson-UTI Energy, Inc.                               95,650        2,859,935
XTO Energy, Inc.                                         59,174        2,439,152
                                                                  --------------
                                                                       5,299,087

DOMESTIC OIL - 3.69%
Helix Energy Solutions Group, Inc. * (a)                 65,332        2,316,673
Oil States International, Inc. *                         65,900        2,289,366
St. Mary Land & Exploration Company (a)                  58,960        2,304,746
                                                                  --------------
                                                                       6,910,785

ELECTRICAL EQUIPMENT - 4.10%
AMETEK, Inc.                                             69,442        3,168,639
Anixter International, Inc. *                            34,000        1,656,820
Wesco International, Inc. *                              43,600        2,866,264
                                                                  --------------
                                                                       7,691,723

ELECTRICAL UTILITIES - 1.02%
Sierra Pacific Resources *                              138,300        1,915,455

ELECTRONICS - 3.26%
Amphenol Corp., Class A                                  31,371        1,742,659
Jabil Circuit, Inc.                                      48,123        1,675,643
Thomas & Betts Corp. *                                   46,900        2,696,750
                                                                  --------------
                                                                       6,115,052

ENERGY - 1.72%
NRG Energy, Inc. *                                       64,650        3,216,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 4.18%
Affiliated Managers Group, Inc. * (a)                    30,650   $    2,764,630
AllianceBernstein Holding LP * (a)                       36,409        2,376,779
American Capital Strategies, Ltd. (a)                    48,800        1,671,400
CIT Group, Inc.                                          19,752        1,015,253
                                                                  --------------
                                                                       7,828,062

FOOD & BEVERAGES - 2.72%
Constellation Brands, Inc., Class A *                    71,586        1,768,174
Fomento Economico Mexicano SA de CV, SADR                21,000        1,801,590
Hormel Foods Corp.                                       42,810        1,537,307
                                                                  --------------
                                                                       5,107,071

FOREST PRODUCTS - 0.60%
Rayonier, Inc.                                           28,700        1,116,143

GAS & PIPELINE UTILITIES - 2.95%
Magellan Midstream Partners LP (a)                       57,453        1,990,172
Questar Corp.                                            48,062        3,541,689
                                                                  --------------
                                                                       5,531,861

HEALTHCARE PRODUCTS - 3.33%
Hologic, Inc. *                                          50,700        2,002,143
IDEXX Laboratories, Inc. *                               32,400        2,476,332
ResMed, Inc. *                                           38,600        1,754,756
                                                                  --------------
                                                                       6,233,231

HEALTHCARE SERVICES - 1.82%
Express Scripts, Inc. *                                  19,991        1,464,940
Humana, Inc. *                                           38,495        1,949,002
                                                                  --------------
                                                                       3,413,942

HOTELS & RESTAURANTS - 1.59%
Darden Restaurants, Inc.                                 60,100        2,128,141
Ruby Tuesday, Inc.                                       30,800          856,548
                                                                  --------------
                                                                       2,984,689

HOUSEHOLD APPLIANCES - 0.94%
Black & Decker Corp.                                     20,156        1,752,766

INDUSTRIAL MACHINERY - 1.37%
IDEX Corp.                                               53,234        2,573,864

INDUSTRIALS - 1.75%
Harsco Corp.                                             40,366        3,270,453

INSURANCE - 5.18%
American Financial Group, Inc.                           58,900        2,483,224
Assurant, Inc.                                           32,100        1,569,048
PMI Group, Inc.                                          47,057        2,141,094
W.R. Berkley Corp.                                      102,247        3,514,229
                                                                  --------------
                                                                       9,707,595

INTERNET SERVICE PROVIDER - 0.66%
Salesforce.Com, Inc. * (a)                               42,100        1,242,371

INTERNET SOFTWARE - 0.17%
Akamai Technologies, Inc. *                               9,900          309,771

LEISURE TIME - 1.99%
Penn National Gaming, Inc. *                             55,776        2,143,472

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Scientific Games Corp., Class A * (a)                    41,510   $    1,582,776
                                                                  --------------
                                                                       3,726,248

LIFE SCIENCES - 0.94%
Pharmaceutical Product Development, Inc.                 48,700        1,769,271

MEDICAL-HOSPITALS - 1.30%
Intuitive Surgical, Inc. * (a)                           21,900        2,437,251

MINING - 1.16%
Joy Global, Inc.                                         40,500        2,176,470

MUTUAL FUNDS - 3.66%
Midcap SPDR Trust Series 1 (a)                           48,900        6,854,313

PETROLEUM SERVICES - 1.16%
Tesoro Petroleum Corp.                                   31,800        2,165,898

PHARMACEUTICALS - 2.56%
Barr Pharmaceuticals, Inc. *                             43,400        2,287,180
Biovail Corp. - USD                                      18,800          461,728
Celgene Corp. *                                          49,578        2,055,008
                                                                  --------------
                                                                       4,803,916

POLLUTION CONTROL - 2.09%
Republic Services, Inc.                                  96,000        3,916,800

RETAIL TRADE - 4.50%
Barnes & Noble, Inc.                                     47,300        1,805,914
Chico's FAS, Inc. * (a)                                  33,021          989,639
Coldwater Creek, Inc. *                                 113,800        2,924,660
MSC Industrial Direct Company, Inc., Class A             31,200        1,442,376
Payless ShoeSource, Inc. *                               47,300        1,261,964
                                                                  --------------
                                                                       8,424,553

SANITARY SERVICES - 1.33%
Aqua America, Inc. (a)                                  106,481        2,498,044

SEMICONDUCTORS - 3.17%
Intersil Corp., Class A                                  52,900        1,418,249
Marvell Technology Group, Ltd. *                         34,463        1,642,851
MEMC Electronic Materials, Inc. *                        42,450        1,486,599
Microsemi Corp. *                                        58,149        1,394,413
                                                                  --------------
                                                                       5,942,112

SOFTWARE - 1.84%
ANSYS, Inc. *                                            28,900        1,457,716
Citrix Systems, Inc. *                                   21,700          815,486
Red Hat, Inc. * (a)                                      44,600        1,169,412
                                                                  --------------
                                                                       3,442,614

TELEPHONE - 1.05%
Harris Corp.                                             48,472        1,973,780

TRANSPORTATION - 1.72%
UTI Worldwide, Inc. (a)                                 118,500        3,226,755
                                                                  --------------
TOTAL COMMON STOCKS (Cost $171,703,092)                           $  183,504,244
                                                                  --------------
SHORT TERM INVESTMENTS - 20.32%
Export Development Canada
   5.05% due 06/01/2006                          $    2,392,000   $    2,392,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal Home Loan Mortgage Corp. Discount Notes
   4.955% due 06/27/2006                         $    6,000,000   $    5,978,528
State Street Navigator Securities Lending
   Prime Portfolio (c)                               29,711,238       29,711,238
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $38,081,766)                                             $   38,081,766
                                                                  --------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP FUND)
   (COST $209,784,858) - 118.23%                                  $  221,586,010

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (18.23)%                                                 (34,165,653)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  187,420,357
                                                                  ==============

QUANTITATIVE VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.75%

AEROSPACE - 2.30%
Lockheed Martin Corp.                                    46,400   $    3,363,536
Northrop Grumman Corp.                                   97,500        6,306,300
                                                                  --------------
                                                                       9,669,836

APPAREL & TEXTILES - 1.72%
Coach, Inc. *                                           248,500        7,226,380

BANKING - 10.23%
Bank of America Corp.                                   305,300       14,776,520
KeyCorp                                                 195,100        6,968,972
US Bancorp                                              328,300       10,134,621
Wachovia Corp.                                          208,800       11,170,800
                                                                  --------------
                                                                      43,050,913

BUSINESS SERVICES - 2.63%
Alliance Data Systems Corp. *                            43,900        2,329,773
Cadence Design Systems, Inc. *                          214,400        3,867,776
MPS Group, Inc. *                                       323,000        4,857,920
                                                                  --------------
                                                                      11,055,469

CABLE AND TELEVISION - 0.39%
Time Warner, Inc.                                        96,500        1,660,765

CHEMICALS - 1.18%
Dow Chemical Company                                     80,900        3,225,483
Lyondell Chemical Company                                71,500        1,730,300
                                                                  --------------
                                                                       4,955,783

COAL - 0.82%
CONSOL Energy, Inc.                                      39,100        3,450,575

COMPUTERS & BUSINESS EQUIPMENT - 1.20%
Cisco Systems, Inc. *                                    83,500        1,643,280
EMC Corp. *                                             201,400        2,577,920
Network Appliance, Inc. * (a)                            26,700          854,400
                                                                  --------------
                                                                       5,075,600

CONSTRUCTION MATERIALS - 0.45%
Sherwin-Williams Company                                 39,100        1,891,267

QUANTITATIVE VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CONTAINERS & GLASS - 0.29%
Ball Corp.                                               32,600   $    1,219,892

COSMETICS & TOILETRIES - 1.14%
Alberto Culver Company, Class B                          42,300        1,967,373
Procter & Gamble Company                                 52,600        2,853,550
                                                                  --------------
                                                                       4,820,923

CRUDE PETROLEUM & NATURAL GAS - 4.50%
ChevronTexaco Corp.                                     149,900        8,962,521
Patterson-UTI Energy, Inc.                              211,900        6,335,810
Pogo Producing Company (a)                               80,700        3,636,342
                                                                  --------------
                                                                      18,934,673

ELECTRICAL EQUIPMENT - 1.42%
General Electric Company                                174,800        5,988,648

ELECTRICAL UTILITIES - 1.23%
PPL Corp.                                               173,400        5,162,118

ELECTRONICS - 1.68%
Arrow Electronics, Inc. *                                99,300        3,227,250
Avnet, Inc. *                                           173,700        3,835,296
                                                                  --------------
                                                                       7,062,546

ENERGY - 2.79%
Sempra Energy                                           261,700       11,768,649

FINANCIAL SERVICES - 18.03%
American Capital Strategies, Ltd. (a)                    86,600        2,966,050
Bear Stearns Companies, Inc.                             95,300       12,746,375
Citigroup, Inc.                                         392,400       19,345,320
Countrywide Financial Corp.                              90,500        3,464,340
Federal National Mortgage Association                    77,500        3,855,625
Franklin Resources, Inc.                                 16,300        1,466,185
Goldman Sachs Group, Inc.                                44,500        6,717,275
JPMorgan Chase & Company                                 53,900        2,298,296
Lehman Brothers Holdings, Inc.                          163,500       10,890,735
Morgan Stanley                                          203,600       12,138,632
                                                                  --------------
                                                                      75,888,833

FOOD & BEVERAGES - 2.69%
Pepsi Bottling Group, Inc.                              175,200        5,490,768
PepsiCo, Inc.                                            96,600        5,840,436
                                                                  --------------
                                                                      11,331,204

FURNITURE & FIXTURES - 0.70%
Ethan Allen Interiors, Inc. (a)                          77,300        2,942,038

GAS & PIPELINE UTILITIES - 1.71%
ONEOK, Inc.                                             162,900        5,471,811
Southern Union Company (a)                               69,900        1,716,045
                                                                  --------------
                                                                       7,187,856

HEALTHCARE PRODUCTS - 1.48%
Johnson & Johnson                                        45,000        2,709,900
Varian Medical Systems, Inc. *                           75,200        3,526,880
                                                                  --------------
                                                                       6,236,780

HEALTHCARE SERVICES - 0.28%
UnitedHealth Group, Inc.                                 27,100        1,191,316

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 3.60%
Brinker International, Inc.                             112,600   $    4,132,420
McDonald's Corp.                                        331,900       11,009,123
                                                                  --------------
                                                                      15,141,543

INSURANCE - 5.78%
American Financial Group, Inc.                           24,000        1,011,840
Axis Capital Holdings, Ltd.                             229,300        6,007,660
CNA Financial Corp. * (a)                                33,900        1,104,462
Endurance Specialty Holdings, Ltd.                      179,200        5,474,560
Reinsurance Group of America, Inc. (a)                   87,300        4,142,385
RenaissanceRe Holdings, Ltd.                            146,000        6,577,300
                                                                  --------------
                                                                      24,318,207

INTERNATIONAL OIL - 4.50%
ConocoPhillips                                          268,300       16,980,707
Nabors Industries, Ltd. * (a)                            54,300        1,949,913
                                                                  --------------
                                                                      18,930,620

INTERNET SOFTWARE - 0.49%
Akamai Technologies, Inc. *                              66,200        2,071,398

MANUFACTURING - 0.65%
Eaton Corp.                                              37,400        2,750,396

MEDICAL-HOSPITALS - 0.49%
VCA Antech, Inc. *                                       68,100        2,051,172

METAL & METAL PRODUCTS - 0.42%
Southern Copper Corp. (a)                                20,600        1,754,090

MINING - 0.53%
Alliance Resource Partners LP (a)                        60,600        2,243,412

PETROLEUM SERVICES - 4.32%
Exxon Mobil Corp.                                       298,500       18,181,635

PHARMACEUTICALS - 3.36%
Caremark Rx, Inc. *                                      94,700        4,542,759
Eli Lilly & Company                                      84,400        4,358,416
Pfizer, Inc.                                            221,400        5,238,324
                                                                  --------------
                                                                      14,139,499

REAL ESTATE - 3.02%
CBL & Associates Properties, Inc., REIT                  98,400        3,681,144
Hospitality Properties Trust, REIT                      113,200        4,773,644
iStar Financial, Inc., REIT                             112,000        4,264,960
                                                                  --------------
                                                                      12,719,748

RETAIL TRADE - 3.01%
CVS Corp.                                               317,400        8,855,460
Staples, Inc.                                           162,700        3,821,823
                                                                  --------------
                                                                      12,677,283

SEMICONDUCTORS - 2.77%
Applied Micro Circuits Corp. *                          649,600        1,909,824
Conexant Systems, Inc. * (a)                            491,800        1,440,974
Marvell Technology Group, Ltd. *                         71,400        3,403,638
Maxim Integrated Products, Inc.                          47,800        1,468,894
National Semiconductor Corp.                             61,400        1,576,752

QUANTITATIVE VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Taiwan Semiconductor
   Manufacturing Company, Ltd., SADR                    195,800   $    1,854,226
                                                                  --------------
                                                                      11,654,308

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.38%
Ciena Corp. * (a)                                       443,800        1,859,522
Citizens Communications Company                         163,700        2,075,716
SK Telecom Company, Ltd., SADR                           72,100        1,881,810
                                                                  --------------
                                                                       5,817,048

TELEPHONE - 4.55%
AT&T, Inc.                                              620,600       16,172,836
BellSouth Corp.                                          45,400        1,533,158
CenturyTel, Inc.                                         41,100        1,469,325
                                                                  --------------
                                                                      19,175,319

TOBACCO - 1.02%
Altria Group, Inc.                                       59,100        4,275,885
                                                                  --------------
TOTAL COMMON STOCKS (Cost $408,922,447)                           $  415,673,627
                                                                  --------------

SHORT TERM INVESTMENTS - 4.50%
Export Development Canada
   5.05% due 06/01/2006                          $    3,095,000   $    3,095,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               15,850,739       15,850,739
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $18,945,739)                                             $   18,945,739
                                                                  --------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE FUND)
   (COST $427,868,186) - 103.25%                                  $  434,619,366

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (3.25)%                                                  (13,667,958)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  420,951,408
                                                                  ==============

REAL ESTATE EQUITY FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.52%

CONSTRUCTION MATERIALS - 1.11%
Forest City Enterprises, Inc. (a)                        62,300   $    2,797,270

HOTELS & RESTAURANTS - 3.01%
Hilton Hotels Corp.                                     124,100        3,407,786
Starwood Hotels & Resorts Worldwide, Inc.                68,410        4,179,851
                                                                  --------------
                                                                       7,587,637

PAPER - 1.29%
Plum Creek Timber Company, Inc.                          91,100        3,256,825

REAL ESTATE - 93.11%
Alexandria Real Estate Equities, Inc., REIT              32,600        2,737,096
AMB Property Corp., REIT                                131,130        6,481,756
Archstone-Smith Trust, REIT                             226,590       10,955,626
Avalon Bay Communities, Inc., REIT                       48,990        5,207,637
Boston Properties, Inc., REIT                           105,250        8,909,412

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
BRE Properties, Inc., Class A, REIT                      69,940   $    3,646,672
Camden Property Trust, REIT                              97,000        6,925,800
CBL & Associates Properties, Inc., REIT                  84,100        3,146,181
Cousins Properties, Inc., REIT                           93,300        2,819,526
Developers Diversified Realty Corp., REIT               113,300        5,795,295
Duke Realty Corp., REIT                                 112,110        3,805,013
EastGroup Properties, Inc., REIT                        150,900        6,644,127
Equity Office Properties Trust, REIT                    131,620        4,429,013
Equity Residential, REIT                                245,250       10,815,525
Essex Property Trust, Inc., REIT                         31,100        3,312,150
Federal Realty Investment Trust, REIT                    61,380        4,197,164
General Growth Properties, Inc., REIT                   153,260        6,706,658
Host Marriott Corp., REIT                               442,750        8,885,992
Kilroy Realty Corp., REIT                                67,930        4,505,797
Kimco Realty Corp., REIT                                166,600        5,972,610
LaSalle Hotel Properties, REIT                          125,320        5,204,540
Mack-California Realty Corp., REIT                      138,210        5,926,445
New Plan Realty Trust, Inc., REIT                       229,000        5,406,690
Pan Pacific Retail Properties, Inc., REIT                55,900        3,704,493
Post Properties, Inc., REIT                              75,800        3,244,240
ProLogis, REIT                                          211,670       10,467,082
PS Business Parks, Inc., REIT                            53,570        2,847,246
Public Storage, Inc., REIT                               62,000        4,444,160
Reckson Associates Realty Corp., REIT                   234,410        9,010,720
Regency Centers Corp., REIT                              92,250        5,683,523
Simon Property Group, Inc., REIT                        171,480       13,654,952
SL Green Realty Corp., REIT                              79,870        7,923,903
The Macerich Company, REIT                              135,020        9,304,228
Trizec Properties, Inc., REIT                           328,500        7,749,315
United Dominion Realty Trust, Inc., REIT                109,900        2,968,399
Vornado Realty Trust, REIT                              100,800        9,060,912
Washington REIT (a)                                     193,880        6,776,106
Weingarten Realty Investors, REIT                       139,600        5,285,256
                                                                  --------------
                                                                     234,561,260
                                                                  --------------
TOTAL COMMON STOCKS (Cost $255,084,957)                           $  248,202,992
                                                                  --------------
SHORT TERM INVESTMENTS - 0.28%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $      710,369   $      710,369
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $710,369)                                                $      710,369
                                                                  --------------

REAL ESTATE EQUITY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $4,178,429 on 06/01/2006, collateralized
   by $4,610,000 Federal National Mortgage
   Association, 5.50% due 07/14/2028 (valued
   at $4,265,545, including interest) (c)        $    4,178,000   $    4,178,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,178,000)                                              $    4,178,000
                                                                  --------------
TOTAL INVESTMENTS (REAL ESTATE EQUITY FUND)
   (COST $259,973,326) - 100.46%                                  $  253,091,361

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.46)%                                                   (1,153,848)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  251,937,513
                                                                  ==============

REAL ESTATE SECURITIES FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.23%

HOTELS & RESTAURANTS - 2.38%
Starwood Hotels & Resorts Worldwide, Inc.                56,284   $    3,438,952

REAL ESTATE - 96.85%
AMB Property Corp., REIT                                 90,240        4,460,563
American Land Lease, Inc., REIT                          18,361          460,494
Apartment Investment & Management
   Company, Class A, REIT                                85,363        3,691,950
Archstone-Smith Trust, REIT                             151,680        7,333,728
Avalon Bay Communities, Inc., REIT                       57,524        6,114,801
BioMed Realty Trust, Inc., REIT                          48,280        1,384,188
Boston Properties, Inc., REIT                            92,142        7,799,820
Brandywine Realty Trust, REIT                            60,450        1,754,259
BRE Properties, Inc., Class A, REIT                      33,630        1,753,468
Brookfield Properties Corp.                              47,050        1,395,503
Corporate Office Properties Trust, REIT                  40,231        1,589,124
Digital Realty Trust, Inc., REIT                         53,118        1,333,262
Entertainment Properties Trust, REIT                     25,843        1,060,855
Equity Lifestyle Properties, Inc., REIT                  34,361        1,482,677
Equity One, Inc., REIT                                   34,043          755,755
Equity Residential, REIT                                175,860        7,755,426
Essex Property Trust, Inc., REIT                         21,274        2,265,681
Federal Realty Investment Trust, REIT                    52,246        3,572,581
Felcor Lodging Trust, Inc., REIT                         79,550        1,655,435
General Growth Properties, Inc., REIT                   112,754        4,934,115
Highwoods Properties, Inc., REIT                         33,540        1,039,740
Host Marriott Corp., REIT                               424,650        8,522,726
Innkeepers USA Trust, REIT                               40,100          622,352
Kilroy Realty Corp., REIT                                25,410        1,685,445
LaSalle Hotel Properties, REIT                           31,112        1,292,081
Liberty Property Trust, REIT                             43,938        1,870,880
LTC Properties, Inc., REIT                               27,581          605,679

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Mack-California Realty Corp., REIT                       45,497   $    1,950,911
Maguire Properties, Inc., REIT                           44,460        1,407,604
Nationwide Health Properties, Inc., REIT                 70,164        1,472,742
Pan Pacific Retail Properties, Inc., REIT                22,721        1,505,721
ProLogis, REIT                                          106,442        5,263,557
PS Business Parks, Inc., REIT                            17,510          930,657
Public Storage, Inc., REIT                               70,080        5,023,334
Reckson Associates Realty Corp., REIT                    73,420        2,822,265
Regency Centers Corp., REIT                              57,420        3,537,646
Simon Property Group, Inc., REIT                        152,993       12,182,833
SL Green Realty Corp., REIT                              32,030        3,177,696
Sovran Self Storage, Inc., REIT                          21,522        1,015,193
The Macerich Company, REIT                               72,124        4,970,065
Trizec Properties, Inc., REIT                            88,910        2,097,387
Ventas, Inc., REIT                                      121,516        3,941,979
Vornado Realty Trust, REIT                              101,159        9,093,183
Washington REIT                                          35,500        1,240,725
                                                                  --------------
                                                                     139,826,086
                                                                  --------------
TOTAL COMMON STOCKS (Cost $126,297,991)                           $  143,265,038
                                                                  --------------
REPURCHASE AGREEMENTS - 1.30%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $1,878,193 on 06/01/2006, collateralized
   by $1,915,000 Federal Home Loan Mortgage
   Corporation, 5.125% due 10/24/2007 (valued
   at $1,919,788, including interest) (c)        $    1,878,000   $    1,878,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,878,000)                                              $    1,878,000
                                                                  --------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES
   FUND) (COST $128,175,991) - 100.53%                            $  145,143,038
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (0.53)%                                                     (765,607)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  144,377,431
                                                                  ==============

REAL RETURN BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 101.21%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 97.13%
   0.875% due 04/15/2010 ***                     $   80,926,832   $   76,766,707
   1.875% due 07/15/2013 to
      07/15/2015 (a)***                             125,407,360      120,569,866
   2.00% due 07/15/2014 to
      01/15/2016 (a)***                             115,597,300      111,858,149
   2.375% due 04/15/2011 to
      01/15/2025 (a)***                              69,928,776       68,763,598
   3.00% due 07/15/2012 (a)***                       30,886,912       32,046,376

REAL RETURN BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

TREASURY INFLATION PROTECTED
   SECURITIES (D) (CONTINUED)
   3.375% due 01/15/2007                         $    4,819,274   $    4,861,443
   3.50% due 01/15/2011 (a)***                       48,829,575       51,454,164
   3.625% due 04/15/2028 (a)***                       3,705,300        4,440,135
   3.625% due 01/15/2008 ***                         52,735,000       54,078,108
   3.875% due 01/15/2009 (a)***                      32,035,504       33,464,576
   3.875% due 04/15/2029 ***                         75,582,952       94,416,712
                                                                  --------------
                                                                     652,719,834

U.S. TREASURY BONDS - 0.33%
   4.50% due 02/15/2036 (a)***                        2,500,000        2,233,595

U.S. TREASURY NOTES - 3.75%
   2.00% due 01/15/2026 (a)***                       22,947,744       21,228,453
   4.50% due 02/28/2011 (a)***                          700,000          684,141
   5.125% due 05/15/2016                              3,300,000        3,302,577
                                                                  --------------
                                                                      25,215,171
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $697,717,586)                                            $  680,168,600
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.39%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.71%
   5.088% due 10/01/2044 (b)***                         271,659          272,498
   5.50% due 03/01/2034 to 09/01/2035 ***            11,642,736       11,226,046
                                                                  --------------
                                                                      11,498,544

SMALL BUSINESS ADMINISTRATION - 0.68%
   4.88% due 11/01/2024 ***                           3,141,621        2,977,376
   4.504% due 02/01/2014 ***                          1,684,871        1,591,993
                                                                  --------------
                                                                       4,569,369
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $15,867,056)                                             $   16,067,913
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.28%

CANADA - 0.07%
Government of Canada
   3.00% due 12/01/2036 ***                      CAD    421,924          486,473

RUSSIA - 0.21%
Russian Federation
   5.00% due 03/31/2030 ***                      $    1,300,000        1,390,740
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $1,892,531)                                              $    1,877,213
                                                                  --------------
SHORT TERM INVESTMENTS - 39.50%

FRANCE - 5.06%
Government of France
   zero coupon due 07/13/2006 ***                EUR 26,590,000       34,020,640
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $261,333,834)                                            $  265,469,268
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS - 1.91%

BANKING - 0.21%
Wachovia Bank NA, Series BKNT
   4.8925% due 12/02/2010 (b)***                 $    1,400,000   $    1,399,989

CABLE AND TELEVISION - 0.21%
CSC Holdings, Inc.
   7.875% due 12/15/2007 ***                          1,400,000        1,424,500

CRUDE PETROLEUM & NATURAL GAS - 0.06%
Pemex Project Funding Master Trust
   9.25% due 03/30/2018 ***                             350,000          415,625

FINANCIAL SERVICES - 1.02%
Citigroup, Inc.
   5.1656% due 01/30/2009 (b)***                        600,000          599,896
General Electric Capital Corp., MTN
   4.93% due 12/12/2008 (b)***                          500,000          500,246
General Motors Acceptance Corp.
   4.50% due 07/15/2006 (a)***                        5,300,000        5,288,293
Rabobank Nederland
   5.0883% due 01/15/2009 (b)***                        500,000          499,800
                                                                  --------------
                                                                       6,888,235

GAS & PIPELINE UTILITIES - 0.02%
El Paso Corp.
   7.625% due 08/16/2007 ***                            100,000          101,250

HOTELS & RESTAURANTS - 0.24%
Park Place Entertainment Corp.
   8.875% due 09/15/2008 ***                          1,500,000        1,586,250

PAPER - 0.15%
Koch Forest Products, Inc.
   6.88% due 12/20/2012 (b)(f)                          997,500        1,002,994
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $12,780,093)                          $   12,818,843
                                                                  --------------
MUNICIPAL BONDS - 0.03%

NEW YORK - 0.03%
New York City Municipal Finance Authority
   Water & Sewer System Revenue, Series D
   4.75% due 06/15/2038 ***                             200,000          197,724
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $202,086)                             $      197,724
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.03%
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                          186,556          185,184
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $185,536)                                                $      185,184
                                                                  --------------
ASSET BACKED SECURITIES - 0.13%
Merrill Lynch Mortgage Investors, Inc.,
   Series 2006-WMC1, Class A2A
   5.1613% due 01/25/2037 (b)***                        443,359          443,428
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI1
   5.1513% due 04/25/2036 (b)***                        189,685          189,745

REAL RETURN BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Soundview Home Equity Loan Trust,
   Series 2006-1, Class A1
   5.1513% due 02/25/2036 (b)***                 $      167,295   $      167,321
Soundview Home Equity Loan Trust,
   Series 2006-2, Class A1
   5.1513% due 03/25/2036 (b)***                         87,584           87,598
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $887,923)                                                $      888,092
                                                                  --------------
OPTIONS - 0.04%

PUT OPTIONS - 0.04%
Over The Counter European Purchase Put 30 Yrs.
   Interest Rate Swap
   Expiration 06/12/2006 at $4.25 *                   1,500,000          130,144
Over The Counter Purchased European Put Option
   on the USD vs. JPY
   Expiration 07/03/2006 at $114.00 *                 7,900,000          173,989
                                                                  --------------
                                                                         304,133
                                                                  --------------
TOTAL OPTIONS (Cost $126,863)                                     $      304,133
                                                                  --------------
SHORT TERM INVESTMENTS - 39.50%
Government of France
   zero coupon due 09/28/2006 ***                EUR 46,240,000   $   58,793,564
Societe Generale North America, Inc.
   5.05% due 08/16/2006 ***                      $      400,000          395,735
State Street Navigator Securities Lending
   Prime Portfolio (c)                              171,447,218      171,447,218
United States Treasury Bills
   zero coupon due 08/31/2006                           195,000          192,676
   zero coupon due 06/15/2006 ***                        20,000           19,964
   zero coupon due 06/01/2006 to
      06/15/2006 *** ****                               600,000          599,471
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $261,333,834)                                            $  265,469,268
                                                                  --------------
REPURCHASE AGREEMENTS - 0.99%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $6,667,685 on 06/01/2006, collateralized
   by $6,785,000 Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007 (valued at
   $6,801,963, including interest) (c)           $    6,667,000   $    6,667,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $6,667,000)                                              $    6,667,000
                                                                  --------------
TOTAL INVESTMENTS (REAL RETURN BOND FUND)
   (COST $997,660,508) - 146.51%                                  $  984,643,970
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (46.51)%                                                         (312,585,086)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  672,058,884
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.41%

ADVERTISING - 1.99%
Ventiv Health, Inc. * (a)                               144,300   $    4,262,622

APPAREL & TEXTILES - 3.39%
Hartmarx Corp. * (a)                                    263,400        1,967,598
Warnaco Group, Inc. * (a)                               293,300        5,276,467
                                                                  --------------
                                                                       7,244,065

AUTO PARTS - 2.29%
LKQ Corp. * (a)                                         250,600        4,899,230

BANKING - 6.60%
Boston Private Financial Holdings, Inc. (a)             172,700        5,181,000
First Community Bancorp (a)                              70,800        4,110,648
Placer Sierra Bancshares (a)                            108,600        2,609,658
Tierone Corp. (a)                                        68,100        2,233,680
                                                                  --------------
                                                                      14,134,986

BUSINESS SERVICES - 1.19%
Infocrossing, Inc. * (a)                                231,500        2,537,240

CHEMICALS - 5.03%
Arch Chemicals, Inc.                                    121,600        4,225,600
Cytec Industries, Inc. (a)                              113,700        6,546,846
                                                                  --------------
                                                                      10,772,446

COAL - 1.54%
James River Coal Company * (a)                          104,100        3,303,093

COMPUTERS & BUSINESS EQUIPMENT - 3.51%
Avocent Corp. * (a)                                     211,000        4,798,140
Parametric Technology Corp. * (a)                       202,599        2,702,671
                                                                  --------------
                                                                       7,500,811

CONSTRUCTION MATERIALS - 1.90%
Clarcor, Inc. (a)                                       129,400        4,069,630

COSMETICS & TOILETRIES - 4.04%
Intermediate Parfums, Inc. (a)                          174,700        3,128,877
Playtex Products, Inc. * (a)                            479,700        5,516,550
                                                                  --------------
                                                                       8,645,427

CRUDE PETROLEUM & NATURAL GAS - 2.48%
Petroquest Energy, Inc. * (a)                           509,000        5,298,690

DOMESTIC OIL - 1.54%
Forest Oil Corp. * (a)                                   71,000        2,317,440
Mariner Energy, Inc. *                                   57,400          980,392
                                                                  --------------
                                                                       3,297,832

ELECTRICAL EQUIPMENT - 2.05%
Encore Wire Corp. * (a)                                 114,800        4,384,212

ELECTRONICS - 8.04%
Daktronics, Inc. (a)                                    178,400        8,497,192
Trimble Navigation, Ltd. *                              189,800        8,719,412
                                                                  --------------
                                                                      17,216,604

GAS & PIPELINE UTILITIES - 2.09%
Dresser-Rand Group, Inc. *                              184,700        4,462,352

HEALTHCARE PRODUCTS - 8.50%
Cantel Medical Corp. * (a)                              252,000        3,480,120
Hologic, Inc. * (a)                                     112,900        4,458,421

SMALL CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Inverness Medical Innovations, Inc. * (a)               178,700   $    5,155,495
Kensey Nash Corp. * (a)                                 135,200        3,981,640
SurModics, Inc. *                                        28,400        1,105,044
                                                                  --------------
                                                                      18,180,720

HEALTHCARE SERVICES - 0.89%
Radiation Therapy Services, Inc. * (a)                   78,400        1,902,768

INDUSTRIAL MACHINERY - 2.94%
Presstek, Inc. * (a)                                    248,200        2,424,914
Watts Industries, Inc., Class A (a)                     112,800        3,866,784
                                                                  --------------
                                                                       6,291,698

INSURANCE - 6.31%
James River Group, Inc. * (a)                            39,800        1,041,168
National Interstate Corp. (a)                           112,100        2,525,613
Philadelphia Consolidated Holding Corp. * (a)           180,000        5,967,000
Scottish Re Group, Ltd. (a)                             204,600        3,973,332
                                                                  --------------
                                                                      13,507,113

INTERNET SOFTWARE - 1.65%
Lionbridge Technologies, Inc. * (a)                     536,200        3,538,920

LEISURE TIME - 3.18%
Gaylord Entertainment Company * (a)                     155,400        6,809,628

MEDICAL-HOSPITALS - 1.68%
Lifepoint Hospitals, Inc. * (a)                         102,000        3,603,660

PETROLEUM SERVICES - 1.37%
Hercules Offshore, Inc. * (a)                            79,900        2,921,943

PUBLISHING - 1.79%
Courier Corp. (a)                                       100,600        3,840,908

RAILROADS & EQUIPMENT - 2.14%
Genesee & Wyoming, Inc., Class A * (a)                  152,699        4,587,078

RETAIL TRADE - 7.93%
Big Lots, Inc. *                                        348,900        5,659,158
Build A Bear Workshop, Inc. * (a)                       145,600        4,324,320
Cost Plus, Inc. * (a)                                   234,000        3,535,740
New York & Company, Inc. * (a)                          291,500        3,460,105
                                                                  --------------
                                                                      16,979,323

SANITARY SERVICES - 1.41%
Aqua America, Inc. (a)                                  128,400        3,012,264

SEMICONDUCTORS - 1.52%
Silicon Image, Inc. * (a)                               341,800        3,253,936

SOFTWARE - 7.42%
Emageon, Inc. * (a)                                     128,300        1,655,070
Secure Computing Corp. * (a)                            516,000        4,582,080
Take-Two Interactive Software, Inc. * (a)               225,700        3,676,653
Transaction Systems Architects, Inc.,
   Class A * (a)                                        152,800        5,968,368
                                                                  --------------
                                                                      15,882,171
                                                                  --------------
TOTAL COMMON STOCKS (Cost $192,139,679)                           $  206,341,370
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 25.10%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   53,711,585   $   53,711,585
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $53,711,585)                                              $   53,711,585
                                                                  --------------
REPURCHASE AGREEMENTS - 3.89%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at $8,330,856 on
   06/01/2006, collateralized by $8,830,000
   Federal Home Loan Mortgage Corp., 4.125%
   due 11/18/2009 (valued at $8,498,875,
   including interest) (c)                       $    8,330,000   $    8,330,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,330,000)                                              $    8,330,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP FUND)
   (COST $254,181,264) - 125.40%                                  $  268,382,955
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.40)%                                                          (54,363,424)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  214,019,531
                                                                  ==============

SMALL CAP INDEX FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 93.05%

ADVERTISING - 0.31%
Aquantive, Inc. *                                         5,479   $      135,825
Marchex, Inc., Class B *                                  1,777           30,351
ValueClick, Inc. *                                        7,108          112,022
Ventiv Health, Inc. *                                     2,348           69,360
                                                                  --------------
                                                                         347,558

AEROSPACE - 1.44%
AAR Corp. *                                               2,975           71,638
ARGON ST, Inc. *                                            837           23,863
Armor Holdings, Inc. *                                    2,819          161,021
Aviall, Inc. *                                            2,744          129,380
BE Aerospace, Inc. *                                      6,053          134,195
Curtiss Wright Corp.                                      3,535          119,483
DRS Technologies, Inc.                                    3,092          164,680
EDO Corp.                                                 1,318           34,492
Esterline Technologies Corp. *                            2,047           83,947
GenCorp, Inc. *                                           4,509           81,793
HEICO Corp.                                               1,815           55,630
Herley Industries, Inc. *                                 1,242           23,499
Innovative Solutions & Support, Inc. *                    1,199           16,138
Integral Systems, Inc.                                      931           26,776
K&F Industries Holdings, Inc. *                           1,499           28,556
Moog, Inc., Class A *                                     2,982          103,684
MTC Technologies, Inc. *                                    883           24,477
Orbital Sciences Corp., Class A *                         4,535           67,980

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Sequa Corp., Class A *                                      518   $       41,828
Teledyne Technologies, Inc. *                             2,737           93,742
Triumph Group, Inc. *                                     1,305           61,635
Woodward Governor Company                                 2,436           77,124
                                                                  --------------
                                                                       1,625,561

AGRICULTURE - 0.17%
Alico, Inc.                                                 387           21,285
Delta & Pine Land Company                                 2,969           84,082
Tejon Ranch Company *                                       740           30,843
The Andersons, Inc.                                         546           56,391
                                                                  --------------
                                                                         192,601

AIR FREIGHT - 0.05%
ABX Air, Inc. *                                           4,957           33,410
ExpressJet Holdings, Inc. *                               3,774           22,154
                                                                  --------------
                                                                          55,564

AIR TRAVEL - 0.52%
Airtran Holdings, Inc. *                                  7,085           87,145
Alaska Air Group, Inc. *                                  2,707          104,869
Continental Airlines, Inc., Class B *                     6,972          172,906
Frontier Airlines Holdings, Inc. *                        3,079           19,059
Mesa Air Group, Inc. *                                    2,948           28,242
Pinnacle Airline Corp. *                                  1,859           12,716
Republic Airways Holdings, Inc. *                         1,259           19,326
SkyWest, Inc.                                             5,196          120,703
World Air Holdings, Inc. *                                2,114           19,977
                                                                  --------------
                                                                         584,943

ALUMINUM - 0.17%
Aleris International, Inc. *                              2,530          109,372
Century Aluminum Company *                                1,869           77,844
                                                                  --------------
                                                                         187,216

AMUSEMENT & THEME PARKS - 0.02%
Great Wolf Resorts, Inc. *                                2,329           27,529

APPAREL & TEXTILES - 1.29%
Angelica Corp.                                              880           16,905
Brown Shoe, Inc.                                          2,247           79,049
Carter's, Inc. *                                          1,505           87,952
Cherokee, Inc.                                              710           26,831
Crocs, Inc. *                                               837           19,176
Deckers Outdoor Corp. *                                     848           30,070
dELiA*s, Inc. *                                           1,720           17,114
Dixie Group, Inc. *                                       1,023           14,015
G & K Services, Class A                                   1,646           63,568
Guess, Inc. *                                             1,318           54,644
Hartmarx Corp. *                                          2,372           17,719
Interface, Inc., Class A *                                3,811           43,750
Joseph A. Bank Clothiers, Inc. *                          1,483           53,863
Kellwood Company                                          2,130           66,435
K-Swiss, Inc., Class A                                    2,108           55,609
Maidenform Brands, Inc. *                                 1,256           15,574
Movado Group, Inc.                                        1,571           29,362

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Oakley, Inc.                                              2,047   $       33,775
Oxford Industries, Inc.                                   1,170           47,174
Perry Ellis International, Inc. *                           945           22,831
Phillips-Van Heusen Corp.                                 2,850          101,032
Russell Corp.                                             2,756           50,297
Skechers United States of America, Inc.,
   Class A *                                              1,848           49,637
Stage Stores, Inc.                                        2,272           73,954
Stride Rite Corp.                                         3,257           41,006
The Gymboree Corp. *                                      2,727           96,509
Under Armour, Inc. *                                        961           34,308
Unifirst Corp.                                              833           26,698
Warnaco Group, Inc. *                                     3,847           69,208
Wellman, Inc.                                             2,913           12,730
Wolverine World Wide, Inc.                                4,506          103,368
                                                                  --------------
                                                                       1,454,163

AUTO PARTS - 0.68%
Aftermarket Technology Corp. *                            1,821           44,214
American Axle & Manufacturing Holdings, Inc.              3,559           62,389
ArvinMeritor, Inc.                                        5,790           97,098
Commercial Vehicle Group, Inc. *                          1,299           26,682
CSK Auto Corp. *                                          3,782           48,069
Federal Signal Corp.                                      4,061           62,052
Hayes Lemmerz International, Inc. *                       3,604            9,226
Keystone Automotive Industries, Inc. *                    1,326           53,464
LKQ Corp. *                                               2,931           57,301
Modine Manufacturing Company                              2,938           69,043
Noble International, Ltd.                                 1,132           17,603
Pep Boys - Manny, Moe & Jack                              4,605           62,398
Strattec Security Corp. *                                   409           17,383
Superior Industries International, Inc.                   1,916           35,235
Titan International, Inc.                                 1,303           25,057
Visteon Corp. *                                          10,670           79,171
                                                                  --------------
                                                                         766,385

AUTO SERVICES - 0.15%
Dollar Thrifty Automotive Group, Inc. *                   2,075           94,371
Lithia Motors, Inc., Class A                              1,318           42,176
Midas, Inc. *                                             1,439           29,888
                                                                  --------------
                                                                         166,435

AUTOMOBILES - 0.35%
Americas Car Mart, Inc. *                                   892           17,653
Group 1 Automotive, Inc.                                  1,723          104,707
Monaco Coach Corp.                                        2,266           29,549
Monro Muffler Brake, Inc.                                   920           33,239
Rush Enterprises, Inc., Class A *                         1,819           31,687
Tenneco, Inc. *                                           3,609           86,038
United Auto Group, Inc.                                   2,194           92,455
                                                                  --------------
                                                                         395,328

BANKING - 8.32%
1st Source Corp.                                          1,028           29,329
Alabama National BanCorp                                  1,144           77,243

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Amcore Financial, Inc.                                    1,776   $       53,546
Americanwest BanCorp                                      1,152           26,865
Ameris Bancorp                                            1,298           27,647
Ames National Corp.                                         932           21,501
Anchor BanCorp Wisconsin, Inc.                            1,987           57,921
Arrow Financial Corp.                                     1,183           29,480
Bancorp, Inc. *                                           1,002           23,006
BancorpSouth, Inc.                                        6,341          164,993
BancTrust Financial Group, Inc.                           1,051           22,786
Bank Granite Corp.                                        1,469           28,087
Bank Mutual Corp.                                         5,035           58,557
Bank of the Ozarks, Inc.                                  1,030           33,238
BankAtlantic Bancorp, Inc., Class A                       3,673           53,993
BankFinancial Corp.                                       2,237           35,792
BankUnited Financial Corp., Class A                       2,595           80,497
Banner Corp.                                                949           35,018
Berkshire Hill Bancorp, Inc.                                814           28,002
BFC Financial Corp. *                                     2,390           15,511
Boston Private Financial Holdings, Inc.                   2,849           85,470
Brookline Bancorp, Inc.                                   5,311           76,054
Camden National Corp.                                       757           29,576
Capital City Bank Group, Inc.                             1,070           35,331
Capital Corp of the West                                    870           28,823
Capitol Bancorp, Ltd.                                     1,105           45,261
Cardinal Financial Corp.                                  2,199           26,740
Cascade Bancorp                                           1,489           42,064
Cathay General Bancorp, Inc.                              3,723          133,618
Centennial Bank Holdings, Inc. *                          5,112           55,721
Center Financial Corp.                                    1,058           24,683
Central Pacific Financial Corp.                           2,518           90,572
Chemical Financial Corp.                                  2,174           63,503
Chittenden Corp.                                          3,823          103,412
Citizens & Northern Corp.                                   915           19,087
Citizens Banking Corp.                                    3,610           96,170
City Bank Lynnwood WA                                       708           32,511
Coastal Financial Corp.                                   1,763           22,831
CoBiz, Inc.                                               1,400           29,218
Columbia Banking System, Inc.                             1,359           45,662
Community Bank Systems, Inc.                              2,560           49,638
Community Banks, Inc.                                     1,943           50,032
Community Trust Bancorp, Inc.                             1,300           44,239
Corus Bankshares, Inc.                                    3,046           86,050
CVB Financial Corp.                                       4,945           80,109
Digital Insight Corp. *                                   2,859           92,489
Dime Community Bancorp, Inc.                              2,453           34,685
Doral Financial Corp.                                     7,130           53,760
Enterprise Financial Services Corp.                         825           21,318
F.N.B. Corp.                                              4,785           77,182
Fidelity Bankshares, Inc.                                 1,886           61,125
First BanCorp Puerto Rico                                 5,674           60,315
First Bancorp                                             1,203           25,275
First Charter Corp.                                       2,578           61,717

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
First Citizens Bancshares, Inc.                             488   $       92,139
First Commonwealth Financial Corp.                        5,880           77,028
First Community Bancorp                                   1,375           79,833
First Community Bancshares, Inc.                            997           31,804
First Defiance Financial Corp.                              891           24,128
First Financial BanCorp                                   2,780           45,119
First Financial Bankshares, Inc.                          1,555           54,347
First Financial Corp.                                     1,340           40,991
First Financial Holdings, Inc.                            1,222           37,968
First Indiana Corp.                                       1,236           32,408
First Merchants Corp.                                     1,690           40,070
First Midwest Bancorp, Inc.                               4,033          141,800
First Niagara Financial Group, Inc.                       8,958          126,218
First Oak Brook Bancshares, Inc., Class A                   770           28,251
First Place Financial Corp.                               1,419           32,424
First Regional Bancorp *                                    236           20,143
First Republic Bank                                       1,768           74,291
First State Bancorporation                                1,571           36,699
FirstFed Financial Corp. *                                1,368           79,125
Flagstar Bancorp, Inc.                                    2,935           47,371
Flushing Financial Corp.                                  1,890           31,450
FNB Corp. of Virginia                                       829           28,103
Franklin Bank Corp. *                                     1,840           36,616
Frontier Financial Corp.                                  2,150           73,487
GB&T Bancshares, Inc.                                     1,330           28,688
Glacier Bancorp, Inc.                                     2,619           76,632
Great Southern Bancorp, Inc.                              1,078           28,567
Greater Bay Bancorp                                       4,213          125,590
Greene County Bancshares, Inc.                              878           26,401
Greenhill & Company, Inc.                                   925           54,945
Hancock Holding Company                                   2,188          118,021
Hanmi Financial Corp.                                     3,291           63,088
Harleysville National Corp.                               2,330           46,623
Heritage Commerce Corp.                                   1,203           28,932
Horizon Financial Corp.                                   1,120           27,406
IBERIABANK Corp.                                            839           51,087
Independent Bank Corp. - MA                                 799           25,432
Independent Bank Corp. - MI                               1,911           51,501
Integra Bank Corp.                                        1,474           33,268
Interchange Financial Services Corp.                      1,600           35,968
Irwin Financial Corp.                                     1,571           32,363
KNBT Bancorp, Inc.                                        2,713           44,222
Lakeland Bancorp, Inc.                                    1,907           26,641
Lakeland Financial Corp.                                  1,281           29,130
Macatawa Bank Corp.                                       1,011           32,660
MAF Bancorp, Inc.                                         2,845          123,160
Main Street Banks, Inc.                                   1,383           38,005
MainSource Financial Group, Inc.                          1,492           25,364
MB Financial, Inc.                                        1,866           67,288
MBT Financial Corp.                                       1,587           25,900
Mercantile Bankcorp                                         796           31,999
Mid-State Bancshares                                      1,983           52,431

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Midwest Banc Holdings, Inc.                               1,217   $       27,127
Nara Bancorp, Inc.                                        1,774           34,416
National Penn Bancshares, Inc.                            3,925           74,732
Netbank, Inc.                                             4,239           26,748
Newalliance Bancshares, Inc.                              9,458          133,074
Northern Empire Bancshares *                                920           21,066
Northwest Bancorp, Inc.                                   1,712           42,869
Old National Bancorp                                      5,643          108,233
Old Second Bancorp, Inc.                                  1,250           37,650
Omega Financial Corp.                                     1,177           37,652
Oriental Financial Group, Inc.                            1,967           24,430
Pacific Capital Bancorp                                   3,766          129,475
Park National Corp.                                       1,008           95,710
Partners Trust Financial Group, Inc.                      4,301           49,074
Peapack Gladstone Financial Corp.                           968           23,561
Peoples Bancorp, Inc.                                     1,021           29,078
PFF Bancorp, Inc.                                         1,610           54,740
Pinnacle Financial Partners, Inc. *                       1,087           30,588
PremierWest Bancorp                                       1,395           19,941
PrivateBancorp, Inc.                                      1,364           60,125
Prosperity Bancshares, Inc.                               1,982           63,999
Provident Bankshares Corp.                                2,737           96,561
Provident Financial Services, Inc.                        5,618          103,147
Provident New York Bancorp                                3,314           42,817
R & G Financial Corp., Class B                            2,428           22,095
Renasant Corp.                                            1,010           38,208
Republic Bancorp, Inc.                                    6,536           71,046
S & T Bancorp, Inc.                                       2,295           78,351
S.Y. Bancorp, Inc.                                        1,206           31,171
Sandy Spring Bancorp, Inc.                                1,301           45,704
SCBT Financial Corp.                                        915           30,918
Seacoast Banking Corp. of Florida                         1,157           32,616
Security Bank Corp.                                       1,214           26,878
Signature Bank *                                            960           34,301
Simmons First National Corp., Class A                     1,345           35,508
Sound Federal Bancorp, Inc.                               1,238           25,602
Southwest Bancorp, Inc.                                   1,309           31,429
Sterling Bancorp                                          1,727           31,863
Sterling Bancshares, Inc.                                 3,773           64,481
Sterling Financial Corp., Pennsylvania                    2,226           47,392
Sterling Financial Corp., Washington                      2,892           86,876
Suffolk Bancorp                                           1,032           31,631
Sun Bancorp, Inc. of New Jersey *                         1,212           20,543
Susquehanna Bancshares, Inc.                              3,863           88,231
SVB Financial Group *                                     2,901          139,886
Texas Capital Bancshares, Inc. *                          1,898           43,559
Texas Regional Bancshares, Inc., Class A                  3,722          117,578
Tierone Corp.                                             1,562           51,234
Tompkins Trustco, Inc.                                      747           30,601
Trico Bancshares                                            677           18,340
TrustCo Bank Corp.                                        6,500           71,435
Trustmark Corp.                                           3,864          115,959

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
UCBH Holdings, Inc.                                       7,509   $      132,759
Umpqua Holdings Corp.                                     3,680           96,931
Union Bankshares Corp.                                      814           32,129
United Bankshares, Inc.                                   3,074          108,420
United Community Banks, Inc.                              2,649           78,861
Univest Corp. of Pennsylvania                             1,155           30,296
Vineyard National Bancorp Company                           833           21,391
Virginia Commerce Bancorp, Inc. *                         1,221           31,429
Virginia Financial Group, Inc.                              752           29,448
W Holding Company, Inc.                                   9,112           67,976
Washington Trust Bancorp, Inc.                            1,177           30,555
Wesbanco, Inc.                                            1,920           57,715
West Bank Corp.                                           1,721           28,930
West Coast Bancorp                                        1,373           37,332
Westamerica Bancorporation                                2,699          131,009
Western Sierra Bancorp                                      634           26,850
Wilshire Bancorp, Inc.                                    1,369           24,218
Wintrust Financial Corp.                                  1,938           99,478
Yardville National Bancorp                                  845           31,104
                                                                  --------------
                                                                       9,377,458

BIOTECHNOLOGY - 1.66%
Aastrom Biosciences, Inc. *                              10,353           13,355
Applera Corp. - Celera Genomics Group *                   6,089           68,197
Arena Pharmaceuticals, Inc. *                             3,742           51,041
Arqule, Inc. *                                            2,904           15,682
Bio Reference Labs, Inc. *                                  934           17,494
Bio-Rad Laboratories, Inc., Class A *                     1,448           96,176
Cell Therapeutics, Inc. *                                 9,128           12,871
Cotherix, Inc. *                                          1,316           10,357
deCODE genetics, Inc. *                                   4,634           32,021
Digene Corp. *                                            1,358           50,762
Discovery Laboratories, Inc. *                            5,345           11,919
Exelixis, Inc. *                                          6,865           74,485
Genitope Corp. *                                          2,635           18,919
Geron Corp. *                                             5,340           37,166
Human Genome Sciences, Inc. *                            10,744          117,754
ICOS Corp. *                                              5,266          107,005
Integra LifeSciences Holdings Corp. *                     1,615           62,081
Intermune, Inc. *                                         2,107           33,417
Keryx Biopharmaceuticals, Inc. *                          2,301           32,904
Lexicon Genetics, Inc. *                                  5,489           27,445
Martek Biosciences Corp. *                                2,591           65,682
Medarex, Inc. *                                          10,039          103,000
MGI Pharma, Inc. *                                        6,338          114,147
Momenta Pharmaceuticals, Inc. *                             808           11,506
Monogram Biosciences, Inc. *                             11,626           21,624
Myogen, Inc. *                                            1,698           52,893
Myriad Genetics, Inc. *                                   3,208           83,761
Nabi Biopharmaceuticals *                                 4,945           29,027
Nektar Therapeutics *                                     7,349          146,907
Neurocrine Biosciences, Inc. *                            3,002           59,169

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Orchid Cellmark, Inc. *                                   2,243   $        8,770
PRA International *                                         978           24,519
Progenics Pharmaceuticals, Inc. *                         1,759           37,308
Serologicals Corp. *                                      2,847           88,741
StemCells, Inc. *                                         6,731           14,943
Tanox, Inc. *                                             2,034           29,066
Telik, Inc. *                                             4,306           68,810
Trimeris, Inc. *                                          1,600           17,248
                                                                  --------------
                                                                       1,868,172

BROADCASTING - 0.49%
Citadel Broadcasting Corp.                                3,355           31,906
Cox Radio, Inc., Class A *                                3,209           45,151
Cumulus Media, Inc., Class A *                            4,214           48,798
Emmis Communications Corp., Class A *                     2,709           43,507
Entercom Communications Corp.                             2,686           71,609
Entravision Communications Corp., Class A *               5,384           42,318
Gray Television, Inc.                                     3,806           25,196
Journal Communications, Inc.                              2,281           26,277
Mediacom Communications Corp., Class A *                  5,266           33,439
Radio One, Inc., Class D *                                6,540           47,938
Regent Communications, Inc. *                             3,653           15,233
Saga Communications, Inc., Class A *                      1,780           17,960
Salem Communications Corp., Class A *                     1,096           15,859
Sinclair Broadcast Group, Inc., Class A                   3,802           32,355
Spanish Broadcasting System, Inc., Class A *              3,581           19,552
World Wrestling Entertainment, Inc., Class A              1,740           31,059
                                                                  --------------
                                                                         548,157

BUILDING MATERIALS & CONSTRUCTION - 1.03%
Apogee Enterprises, Inc.                                  2,378           35,670
Beacon Roofing Supply, Inc. *                             1,498           56,474
BlueLinx Holdings, Inc.                                     862           11,620
Builders FirstSource, Inc. *                              1,031           21,403
Corrections Corp. of America *                            3,207          164,038
Dycom Industries, Inc. *                                  3,320           71,513
Eagle Materials, Inc.                                     4,105          200,037
ElkCorp.                                                  1,677           48,214
Griffon Corp. *                                           2,383           64,675
Infrasource Services, Inc. *                              1,079           19,854
Interline Brands, Inc. *                                  1,053           25,630
Lennox International, Inc.                                4,637          131,969
Levitt Corp., Class A                                     1,423           22,654
LSI Industries, Inc.                                      1,760           25,872
NCI Building Systems, Inc. *                              1,700          103,088
Perini Corp. *                                            1,588           39,001
Trex Company, Inc. *                                        971           26,363
WCI Commmunities, Inc. *                                  2,853           60,455
Williams Scotsman International, Inc. *                   1,294           33,644
                                                                  --------------
                                                                       1,162,174

BUSINESS SERVICES - 4.50%
ABM Industries, Inc.                                      3,332           57,810
Acxiom Corp.                                              7,190          169,540

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Administaff, Inc.                                         1,691   $       64,985
ADVO, Inc.                                                2,588           69,022
AMERCO, Inc. *                                              843           74,530
Arbitron, Inc.                                            2,598          103,556
Banta Corp.                                               2,013           99,563
BearingPoint, Inc. *                                     15,043          120,795
Black Box Corp.                                           1,380           71,277
Bowne & Company, Inc.                                     2,663           38,614
Bright Horizons Family Solutions, Inc. *                  2,252           80,171
Catalina Marketing Corp.                                  4,094          119,913
CDI Corp.                                                 1,074           31,629
Central Parking Corp.                                     1,527           21,851
Clark, Inc.                                               1,485           19,602
Coinstar, Inc. *                                          2,296           53,910
Compucredit Corp. *                                       1,841           70,437
COMSYS IT Partners, Inc. *                                1,411           19,345
CoStar Group, Inc. *                                      1,344           71,702
CRA International, Inc. *                                   937           41,603
CSG Systems International, Inc. *                         4,148           96,565
DiamondCluster International, Inc., Class A *             2,390           22,801
eFunds Corp. *                                            3,732           84,269
Electro Rent Corp. *                                      1,583           26,120
Ennis Business Forms, Inc.                                2,187           42,690
Escala Group, Inc. *                                        495            3,579
Euronet Worldwide, Inc. *                                 2,561           89,712
Exponent, Inc. *                                            771           23,130
FactSet Research Systems, Inc.                            2,797          125,613
Forrester Research, Inc. *                                1,106           28,325
FTI Consulting, Inc. *                                    3,197           84,369
Gartner Group, Inc., Class A *                            4,568           71,489
Geo Group, Inc. *                                           829           30,922
Gevity HR, Inc.                                           2,165           58,736
Global Cash Access, Inc. *                                1,367           21,202
GSI Commerce, Inc. *                                      2,708           42,651
Healthcare Services Group, Inc.                           2,310           46,916
Heidrick & Struggles International, Inc. *                1,629           57,536
Hudson Highland Group, Inc. *                             2,043           24,353
Huron Consulting Group, Inc. *                              571           17,490
Infocrossing, Inc. *                                      1,817           19,914
Informatica Corp. *                                       7,151          100,543
Insight Enterprises, Inc. *                               4,038           73,249
Intervoice Brite, Inc. *                                  3,279           21,576
Jackson Hewitt Tax Service, Inc.                          2,897           94,732
John H. Harland Company                                   2,247           96,239
Kanbay International, Inc. *                              2,434           33,662
Kelly Services, Inc., Class A                             1,571           42,511
Kenexa Corp. *                                              559           16,938
Kforce, Inc. *                                            2,704           41,317
Korn/Ferry International *                                2,972           60,926
Labor Ready, Inc. *                                       4,381          101,420
LECG Corp. *                                              1,283           22,453
MAXIMUS, Inc.                                             1,571           49,942

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
McGrath Rentcorp                                          1,729   $       45,905
MPS Group, Inc. *                                         8,489          127,675
Navigant Consulting Company *                             4,043           81,709
NCO Group, Inc. *                                         2,682           70,563
Paxar Corp. *                                             2,883           61,321
Perot Systems Corp., Class A *                            6,677           93,745
PHH Corp. *                                               4,298          109,857
Pre-Paid Legal Services, Inc.                               837           29,245
Quest Software, Inc. *                                    5,291           73,439
Rent-Way, Inc. *                                          2,617           18,869
Resource America, Inc.                                    1,426           26,381
Resources Connection, Inc. *                              3,911           99,731
Rollins, Inc.                                             2,434           47,950
Scansource, Inc. *                                        1,044           61,471
Seachange International, Inc. *                           2,317           14,458
SFBC International, Inc. *                                1,526           23,729
Sirva, Inc. *                                             2,084           14,609
Sonicwall, Inc. *                                         4,414           37,210
Sotheby's Holdings, Inc., Class A *                       3,005           80,384
Source Interlink Companies *                              2,795           31,695
SOURCECORP, Inc. *                                        1,346           33,488
Spherion Corp. *                                          4,828           40,362
StarTek, Inc.                                               996           15,020
TALX Corp.                                                2,348           62,457
Teletech Holdings, Inc. *                                 2,781           33,483
Tetra Tech, Inc. *                                        4,294           75,574
Tyler Technologies, Inc. *                                3,043           32,347
URS Corp. *                                               3,534          149,806
Viad Corp.                                                1,835           56,316
Viisage Technology, Inc. *                                1,214           16,268
Volt Information Sciences, Inc. *                           694           20,737
Watson Wyatt & Company Holdings                           3,452          123,720
Wind River Systems, Inc. *                                5,891           55,670
Wireless Facilities, Inc. *                               4,821           17,934
Zhone Technologies, Inc. *                                9,457           19,860
                                                                  --------------
                                                                       5,076,733

CABLE AND TELEVISION - 0.21%
Charter Communications, Inc., Class A *                  33,319           34,985
Lin TV Corp. *                                            2,468           21,718
LodgeNet Entertainment Corp. *                            1,443           27,287
Superior Essex, Inc. *                                    1,444           49,009
Time Warner Telecom, Inc., Class A *                      4,859           74,003
TiVo, Inc. *                                              4,706           29,789
                                                                  --------------
                                                                         236,791

CELLULAR COMMUNICATIONS - 0.41%
Brightpoint, Inc. *                                       4,004           85,614
Dobson Communications Corp., Class A *                   11,612           99,747
EndWave Corp. *                                             651            8,378
Novatel Wireless, Inc *                                   2,451           27,304
RF Micro Devices, Inc. *                                 15,379          111,498
Syniverse Holdings, Inc. *                                1,447           23,586

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
UbiquiTel, Inc. *                                         6,245   $       65,011
USA Mobility, Inc. *                                      2,218           45,003
                                                                  --------------
                                                                         466,141

CHEMICALS - 1.51%
A. Schulman, Inc.                                         2,531           61,124
Albany Molecular Research, Inc. *                         2,120           21,857
American Vanguard Corp.                                   1,259           23,833
Arch Chemicals, Inc.                                      1,955           67,936
Balchem Corp.                                             1,120           23,184
Cabot Microelectronics Corp. *                            2,051           58,987
Calgon Carbon Corp.                                       2,957           20,167
Cambrex Corp.                                             2,211           44,662
CF Industries Holdings, Inc.                              3,362           57,423
Ferro Corp.                                               3,508           61,741
Georgia Gulf Corp.                                        2,808           90,502
Glenayre Technologies, Inc. *                             5,605           15,638
H.B. Fuller Company                                       2,351          113,436
Hercules, Inc. *                                          9,306          143,964
Innospec, Inc.                                            1,086           26,227
MacDermid, Inc.                                           2,517           78,329
Minerals Technologies, Inc.                               1,682           98,128
Newmarket Corp.                                           1,395           67,518
Olin Corp.                                                5,845          103,515
OM Group, Inc. *                                          2,334           73,941
Pioneer Companies, Inc. *                                   963           26,742
Polyone Corp. *                                           7,566           71,499
Rockwood Holdings, Inc. *                                 1,673           39,550
Terra Industries, Inc. *                                  7,628           56,981
Tronox, Inc.                                              3,332           43,083
UAP Holding Corp.                                         2,802           66,127
Valence Technology, Inc. *                                4,112            7,936
W. R. Grace & Company *                                   5,496           78,043
Westlake Chemical Corp.                                   1,101           34,373
Zoltek Companies, Inc. *                                  1,006           28,218
                                                                  --------------
                                                                       1,704,664

COAL - 0.11%
Foundation Coal Holdings, Inc.                            1,943           88,076
James River Coal Company *                                1,103           34,998
                                                                  --------------
                                                                         123,074

COLLEGES & UNIVERSITIES - 0.19%
Corinthian Colleges, Inc. *                               7,115           98,258
DeVry, Inc. *                                             4,798          117,551
                                                                  --------------
                                                                         215,809

COMMERCIAL SERVICES - 0.62%
CBIZ, Inc. *                                              5,068           41,811
Cenveo, Inc. *                                            4,327           81,997
Chemed Corp.                                              2,079          111,954
Coinmach Service Corp.                                    2,510           24,975
Color Kinetics, Inc. *                                    1,129           17,296
First Advantage Corp., Class A *                            732           17,151
Morningstar, Inc. *                                         730           30,799

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

COMMERCIAL SERVICES (CONTINUED)
Odyssey Marine Exploration, Inc. *                        3,907   $        9,416
Providence Service Corp. *                                1,030           32,126
Shaw Group, Inc. *                                        6,338          168,844
TNS, Inc. *                                                 915           18,849
Vertrue, Inc. *                                             670           26,096
Waste Services, Inc. *                                    5,707           16,607
Wright Express Corp. *                                    3,318           97,682
                                                                  --------------
                                                                         695,603

COMPUTERS & BUSINESS EQUIPMENT - 3.02%
3Com Corp. *                                             31,422          141,713
3D Systems Corp. *                                        1,133           22,433
ADE Corp. *                                                 850           27,379
Advanced Digital Information Corp. *                      5,313           63,065
Agilysys, Inc.                                            2,543           41,960
Anteon International Corp. *                              2,249          123,740
Applied Films Corp. *                                     1,342           38,046
Avocent Corp. *                                           4,085           92,893
Benchmark Electronics, Inc. *                             5,087          123,144
Blue Coat Systems, Inc. *                                 1,037           16,468
Brocade Communications Systems, Inc. *                   22,057          134,768
Cogent, Inc. *                                            1,985           30,807
Digi International, Inc. *                                1,976           23,495
Dot Hill Systems Corp. *                                  3,857           14,811
Echelon Corp. *                                           2,576           21,690
Electronics for Imaging, Inc. *                           4,661          109,207
Extreme Networks, Inc. *                                 10,118           44,924
Falconstor Software, Inc. *                               2,167           13,804
FileNET Corp. *                                           3,399           88,544
Foundry Networks, Inc. *                                 10,041          129,127
Gateway, Inc. *                                          21,503           36,985
Henry, Jack & Associates, Inc.                            5,934          111,322
Hypercom Corp. *                                          4,634           50,140
IHS, Inc., Class A *                                      1,255           33,822
InPhonic, Inc. *                                          1,527           10,994
Intergraph Corp. *                                        2,328           82,760
Intermec, Inc. *                                          4,014           92,483
Ixia *                                                    2,751           28,363
Komag, Inc. *                                             2,516          104,490
Kronos, Inc. *                                            2,636          105,440
Lexar Media, Inc. *                                       6,555           61,814
Merge Technologies, Inc. *                                1,754           22,293
Micros Systems, Inc. *                                    3,126          128,635
Mobility Electronics, Inc. *                              2,382           17,031
MTS Systems Corp.                                         1,618           67,552
Ness Technologies, Inc. *                                 1,678           18,307
Netscout Systems, Inc. *                                  2,123           16,920
Palm, Inc. *                                              6,836          112,657
Parametric Technology Corp. *                             8,969          119,646
Phoenix Technology, Ltd. *                                2,477           14,367
Plexus Corp. *                                            3,549          139,582
Quantum Corp. *                                          15,285           44,479

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Rackable Systems, Inc. *                                    677   $       25,665
Radiant Systems, Inc. *                                   2,127           22,950
RadiSys Corp. *                                           1,691           35,088
Rimage Corp. *                                              898           18,966
Seagate Technology, Inc. *                                7,689          179,529
SI International, Inc. *                                    954           30,232
Silicon Storage Technology, Inc. *                        7,350           27,342
Sonic Solutions *                                         2,045           31,207
Standard Microsystems Corp. *                             1,736           39,563
Stratasys, Inc. *                                           892           26,992
Sykes Enterprises, Inc. *                                 2,132           36,756
Synaptics, Inc. *                                         1,825           43,216
Trident Microsystems, Inc. *                              4,452           98,300
Virage Logic Corp. *                                      1,317           12,775
Witness Systems, Inc. *                                   2,655           54,799
                                                                  --------------
                                                                       3,405,480

CONSTRUCTION & MINING EQUIPMENT - 0.49%
A.S.V., Inc. *                                            1,464           29,939
Astec Industries, Inc. *                                  1,375           47,493
Bucyrus International, Inc., Class A                      2,494          127,294
Carbo Ceramics, Inc.                                      1,612           81,035
Dril-Quip, Inc. *                                           639           50,308
Gulf Islands Fabrication, Inc.                            1,045           23,962
Kaman Corp., Class A                                      1,945           36,177
Layne Christensen Company *                                 981           26,585
Washington Group International, Inc. *                    2,360          127,180
                                                                  --------------
                                                                         549,973

CONSTRUCTION MATERIALS - 1.13%
Ameron International Corp.                                  704           40,325
Applied Industrial Technologies, Inc.                     2,462           94,910
Clarcor, Inc.                                             4,189          131,744
Comfort Systems USA, Inc.                                 3,274           42,562
EMCOR Group, Inc. *                                       2,509          120,658
Granite Construction, Inc.                                2,831          117,005
JLG Industries, Inc.                                      8,330          181,178
Regal-Beloit Corp.                                        2,104          100,845
Simpson Manufacturing, Inc.                               2,960          102,682
Standex International Corp.                               1,124           32,989
Trinity Industries, Inc.                                  3,675          229,100
Universal Forest Products, Inc.                           1,288           84,660
                                                                  --------------
                                                                       1,278,658

CONTAINERS & GLASS - 0.49%
Graphic Packaging Corp. *                                 5,488           21,293
Greif, Inc., Class A                                      1,257           79,694
Jarden Corp. *                                            5,572          167,383
Longview Fibre Company                                    4,187          106,936
Mobile Mini, Inc. *                                       2,901           90,946
Silgan Holdings, Inc.                                     1,840           68,798
TAL International Group, Inc. *                             971           22,537
                                                                  --------------
                                                                         557,587

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES - 0.24%
Chattem, Inc. *                                           1,478   $       51,848
Elizabeth Arden, Inc. *                                   2,151           43,880
Nu Skin Enterprises, Inc., Class A                        4,664           80,034
Parlux Fragrances, Inc. *                                   549           15,131
Playtex Products, Inc. *                                  3,403           39,135
Revlon, Inc., Class A *                                  12,247           36,496
                                                                  --------------
                                                                         266,524

CRUDE PETROLEUM & NATURAL GAS - 1.07%
Bois d'Arc Energy, Inc. *                                 1,159           18,196
Cabot Oil & Gas Corp., Class A                            3,989          174,997
Cimarex Energy Company                                    6,604          267,858
Edge Petroleum Corp. *                                    1,455           30,133
Endeavour International Corp. *                           5,536           15,058
EXCO Resources, Inc. *                                    4,145           49,740
FX Energy, Inc. *                                         3,182           15,433
Gasco Energy, Inc. *                                      6,380           28,519
Goodrich Petroleum Corp. *                                  864           21,168
Harvest Natural Resources, Inc. *                         3,143           43,405
Hydril *                                                  1,562          116,978
Parallel Petroleum Corp. *                                2,806           67,849
Penn Virginia Corp.                                       1,522          103,344
Petroquest Energy, Inc. *                                 3,403           35,425
Swift Energy Company *                                    2,320           93,171
Toreador Resources Corp. *                                1,296           36,936
Tri-Valley Corp. *                                        2,052           18,489
W&T Offshore, Inc.                                        1,030           39,521
Western Refining, Inc.                                    1,881           33,670
                                                                  --------------
                                                                       1,209,890

DOMESTIC OIL - 2.20%
Atlas America, Inc. *                                     1,492           68,035
Berry Petroleum Company, Class A                          1,402           87,064
Brigham Exploration Company *                             2,386           18,372
Carrizo Oil & Gas, Inc. *                                 1,660           46,779
Comstock Resources, Inc. *                                3,521           99,785
Delta Petroleum Corp. *                                   3,608           62,058
Encore Aquisition Company *                               4,419          117,369
Energy Partners, Ltd. *                                   2,763           58,576
Frontier Oil Corp.                                        4,486          251,216
Giant Industries, Inc. *                                  1,181           74,639
Helix Energy Solutions Group, Inc. *                      6,351          225,206
Holly Corp.                                               1,680          140,162
Houston Exploration Company *                             2,341          124,752
KCS Energy, Inc. *                                        4,078          114,918
McMoran Exploration Company *                             2,022           34,233
Meridian Resource Corp. *                                 7,408           23,854
Oil States International, Inc. *                          3,326          115,545
Remington Oil Gas Corp. *                                 1,902           80,531
St. Mary Land & Exploration Company                       4,664          182,316
Stone Energy Corp. *                                      1,957           97,556
Syntroleum Corp. *                                        3,342           21,756
TETRA Technologies, Inc. *                                5,558          161,404

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Warren Resources, Inc. *                                  2,234   $       27,903
Whiting Petroleum Corp. *                                 2,943          111,393
Williams Clayton Energy, Inc. *                             499           19,860
World Fuel Services Corp.                                 2,226          111,189
                                                                  --------------
                                                                       2,476,471

DRUGS & HEALTH CARE - 1.85%
1 800 Contacts *                                            924           13,574
Abaxis, Inc. *                                            1,654           28,250
Abiomed, Inc. *                                           1,691           22,659
Acadia Pharmaceuticals, Inc. *                            1,416           14,670
Alpharma, Inc., Class A                                   3,234           75,740
Ariad Pharmaceuticals, Inc. *                             5,148           26,409
Arrow International, Inc.                                 1,782           57,452
Bioenvision, Inc. *                                       3,457           19,981
Biomarin Pharmaceutical, Inc. *                           6,900           89,631
Candela Corp. *                                           1,878           32,339
Cell Genesys, Inc. *                                      3,940           24,389
CNS, Inc.                                                 1,260           28,741
Conmed Corp. *                                            2,458           47,784
Conor Medsystems, Inc. *                                    699           16,287
Curagen Corp. *                                           4,181           15,762
CV Therapeutics, Inc. *                                   3,597           59,926
Datascope Corp.                                           1,003           34,413
Dendreon Corp. *                                          5,950           26,180
Diversa Corp. *                                           2,108           19,752
DOV Pharmaceutical, Inc. *                                1,987            6,140
Durect Corp., Inc. *                                      3,618           17,005
Enzo Biochem, Inc. *                                      2,386           24,695
Enzon Pharmaceuticals, Inc. *                             3,730           27,788
Gentiva Health Services, Inc. *                           2,264           39,326
Healthextras, Inc. *                                      1,770           53,171
I-Flow Corp. *                                            1,755           22,341
Illumina, Inc. *                                          2,950           80,623
Immucor Corp. *                                           5,616          102,155
Immunogen, Inc. *                                         3,745           13,669
Invacare Corp.                                            2,539           71,904
K-V Pharmaceutical Company, Class A *                     2,967           60,171
Landauer, Inc.                                              783           36,488
Luminex Corp. *                                           2,149           35,029
Mannatech, Inc.                                           1,323           18,509
Matria Healthcare, Inc. *                                 1,700           49,062
Maxygen, Inc. *                                           2,335           18,073
Mentor Corp.                                              2,642          106,710
Meridian Bioscience, Inc.                                 1,530           36,399
Molina Healthcare, Inc. *                                   928           35,097
Nanogen, Inc. *                                           5,476           11,664
NeoPharm, Inc. *                                          1,886           10,618
Neurogen Corp. *                                          2,233           12,215
New River Pharmaceuticals, Inc. *                           998           29,441
Northfield Laboratories, Inc. *                           2,088           19,210
Option Care, Inc.                                         1,938           21,841

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
OraSure Technologies, Inc. *                              3,739   $       32,641
Pain Therapeutics, Inc. *                                 2,365           20,102
Parexel International Corp. *                             2,156           61,877
Perrigo Company                                           6,950          116,899
Res-Care, Inc. *                                          1,716           34,063
Savient Pharmaceuticals, Inc. *                           5,208           29,946
Seattle Genetics, Inc. *                                  2,641           10,960
Vital Signs, Inc.                                           478           23,910
West Pharmaceutical Services, Inc.                        2,574           87,567
Xenoport, Inc. *                                            439            9,728
Zymogenetics, Inc. *                                      2,521           43,487
                                                                  --------------
                                                                       2,084,463

EDUCATIONAL SERVICES - 0.21%
eCollege.com *                                            1,473           33,702
Educate, Inc. *                                           1,672           14,680
Leapfrog Enterprises, Inc., Class A *                     2,780           28,495
Strayer Education, Inc.                                   1,211          120,737
Universal Technical Institute, Inc. *                     1,800           44,550
                                                                  --------------
                                                                         242,164

ELECTRICAL EQUIPMENT - 1.52%
A.O. Smith Corp.                                          1,365           59,992
Aaon, Inc. *                                                808           18,843
American Science & Engineering, Inc. *                      673           38,677
Anaren, Inc. *                                            1,487           29,234
Anixter International, Inc. *                             2,590          126,211
Audiovox Corp., Class A *                                 1,583           19,313
Baldor Electric Company                                   2,738           81,510
C & D Technologies, Inc.                                  2,349           15,503
Cohu, Inc.                                                1,832           31,749
DTS, Inc. *                                               1,509           28,399
Encore Wire Corp. *                                       1,302           49,723
Excel Technology, Inc. *                                  1,049           31,281
General Cable Corp. *                                     4,113          132,685
Genlyte Group, Inc. *                                     1,965          137,118
Global Power Equipment Group, Inc. *                      3,245           11,390
Greatbatch, Inc. *                                        1,799           40,819
Littelfuse, Inc. *                                        1,945           68,133
Methode Electronics, Inc., Class A                        3,122           29,784
Metrologic Instruments, Inc. *                            1,018           15,301
Plug Power, Inc. *                                        4,317           22,060
Powell Industries, Inc. *                                   653           14,725
Power-One, Inc. *                                         6,225           38,221
Sirf Technology Holdings, Inc. *                          3,031           88,839
Ultralife Batteries, Inc. *                               1,383           14,093
Universal Electronics, Inc. *                             1,396           24,835
Varian, Inc. *                                            2,642          116,274
Vicor Corp.                                               1,582           28,160
W.H. Brady Company, Class A                               3,380          134,558
Watsco, Inc.                                              1,746           97,793
Wesco International, Inc. *                               2,613          171,779
                                                                  --------------
                                                                       1,717,002

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 1.44%
Allete, Inc.                                              2,078   $       94,507
Avista Corp.                                              3,992           88,822
Black Hills Corp.                                         2,691           91,037
Central Vermont Public Service Corp.                      1,174           21,073
CH Energy Group, Inc.                                     1,321           60,832
Cleco Corp.                                               4,121           91,527
Connecticut Water Service, Inc.                           1,048           24,376
Duquesne Light Holdings, Inc.                             6,380          103,547
El Paso Electric Company *                                3,976           76,657
Empire District Electric Company                          2,222           48,440
IDACORP, Inc.                                             3,411          113,961
ITC Holdings Corp.                                        1,072           27,776
MGE Energy, Inc.                                          1,765           54,609
NorthWestern Corp.                                        2,922          101,686
Otter Tail Corp.                                          2,414           62,981
Pike Electric Corp. *                                     1,141           22,307
Quanta Services, Inc. *                                   9,578          159,474
Sierra Pacific Resources *                               16,392          227,029
UIL Holding Corp.                                         1,203           66,442
Unisource Energy Corp.                                    2,856           86,537
                                                                  --------------
                                                                       1,623,620

ELECTRONICS - 1.77%
Adaptec, Inc. *                                           9,228           41,249
Analogic Corp.                                            1,131           64,614
Ansoft Corp. *                                            1,114           21,812
Bel Fuse, Inc., Class B                                     997           31,286
Belden CDT, Inc.                                          3,552          113,060
Bell Microproducts, Inc. *                                2,674           16,151
Checkpoint Systems, Inc. *                                3,080           69,577
CTS Corp.                                                 3,075           41,758
Cubic Corp.                                               1,332           24,975
Daktronics, Inc.                                          1,236           58,871
Directed Electronics, Inc. *                                835           11,523
Electro Scientific Industries, Inc. *                     2,385           47,438
Enersys *                                                 3,814           53,587
Fargo Electronics, Inc. *                                 1,198           29,746
FEI Company *                                             1,973           46,168
Franklin Electric, Inc.                                   1,828           95,623
Hutchinson Technology, Inc. *                             2,100           48,783
Identix, Inc. *                                           7,405           43,689
II-VI, Inc. *                                             1,922           36,480
Imation Corp.                                             2,747          105,705
Integrated Silicon Solution, Inc. *                       3,300           18,612
Itron, Inc. *                                             2,030          121,394
Keithley Instruments, Inc.                                1,206           15,376
Kemet Corp. *                                             7,071           67,599
LaBarge, Inc. *                                             995           13,184
LeCroy Corp. *                                            1,192           16,330
LoJack Corp. *                                            1,527           26,952
Measurement Specialties, Inc. *                           1,039           28,396
Medis Technologies, Ltd. *                                1,288           31,221

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Mentor Graphics Corp. *                                   6,472   $       81,353
Mercury Computer Systems, Inc. *                          1,802           29,589
Multi-Fineline Electronix, Inc. *                           656           21,825
OSI Systems, Inc. *                                       1,309           26,062
Park Electrochemical Corp.                                1,648           52,357
Photon Dynamics, Inc. *                                   1,469           23,431
Portalplayer, Inc. *                                      1,400           14,070
Rogers Corp. *                                            1,338           76,212
Supertex, Inc. *                                            833           33,786
Sycamore Networks, Inc. *                                14,506           64,117
Taser International, Inc. *                               5,055           47,113
Technitrol, Inc.                                          3,335           76,105
TTM Technologies, Inc. *                                  3,399           49,659
Universal Display Corp. *                                 2,116           30,936
X-Rite, Inc.                                              1,931           22,554
                                                                  --------------
                                                                       1,990,328

ENERGY - 0.73%
Alon USA Energy, Inc.                                       902           30,596
Covanta Holding Corp. *                                   8,852          142,517
Evergreen Solar, Inc. *                                   3,461           38,590
Fuelcell Energy, Inc. *                                   3,983           41,662
Hanover Compressor Company *                              7,397          132,924
Headwaters, Inc. *                                        3,400           93,330
KFx, Inc. *                                               5,712           80,539
New Jersey Resources Corp.                                2,272          102,058
Ormat Technologies, Inc.                                    599           22,325
Pioneer Drilling Company *                                1,822           25,818
Quantum Fuel Systems Technologies Worldwide,
   Inc. *                                                 3,987           15,948
Rosetta Resources, Inc. *                                 4,163           73,186
SunPower Corp., Class A. *                                  662           20,118
                                                                  --------------
                                                                         819,611

FINANCIAL SERVICES - 2.55%
Accredited Home Lenders Holding Company *                 1,444           75,001
Ace Cash Express, Inc. *                                    992           26,397
Advance America Cash Advance Centers, Inc.                5,715           86,582
Advanta Corp., Class B                                    1,579           57,792
Asset Acceptance Capital Corp. *                            794           13,736
Asta Funding, Inc.                                          877           32,063
Bankrate, Inc. *                                            766           34,891
Calamos Asset Management, Inc.                            1,902           60,465
Charter Municipal Mortgage Acceptance
   Company, SBI                                           3,463           62,299
City Holding Company                                      1,537           55,578
Cohen & Steers, Inc.                                        728           17,894
Commercial Capital Bancorp, Inc.                          3,710           58,247
Delphi Financial Group, Inc.                              2,313          122,288
Encore Capital Group, Inc. *                              1,307           11,972
Federal Agricultural Mortgage Corp., Class C                984           24,649
Financial Federal Corp.                                   2,179           60,947
Fremont General Corp.                                     5,327          107,765

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
GFI Group, Inc. *                                           505   $       27,452
Harbor Florida Bancshares, Inc.                           1,768           64,992
Heartland Payment Systems, Inc. *                           714           18,978
Intercontinental Exchange, Inc. *                         1,551           86,391
International Securities Exchange, Inc.                     925           37,796
Investment Technology Group, Inc. *                       3,241          153,299
Investors Bancorp, Inc. *                                 4,466           61,184
Investors Real Estate Trust, SBI                          4,264           39,186
ITLA Capital Corp.                                          590           29,412
Knight Capital Group, Inc. *                              8,820          136,005
LaBranche & Company, Inc. *                               4,428           57,298
MarketAxess Holdings, Inc. *                              2,238           24,506
Moneygram International, Inc.                             7,088          247,938
Nasdaq Stock Market, Inc. *                               4,165          126,783
National Financial Partners Corp.                         3,056          137,062
NBT Bancorp, Inc.                                         2,903           64,011
Ocwen Financial Corp. *                                   2,895           32,829
optionsXpress Holdings, Inc.                              1,700           48,977
Piper Jaffray Companies, Inc. *                           1,683          106,517
Portfolio Recovery Associates, Inc. *                     1,293           63,706
Stifel Financial Corp. *                                    859           31,886
SWS Group, Inc.                                           1,318           30,617
UMB Financial Corp.                                       2,532           81,581
United Community Financial Corp.                          2,609           30,030
Waddell & Reed Financial, Inc., Class A                   6,239          139,005
World Acceptance Corp. *                                  1,611           51,826
WSFS Financial Corp.                                        533           32,678
                                                                  --------------
                                                                       2,870,511

FOOD & BEVERAGES - 1.49%
American Italian Pasta Company, Class A *                 1,672           12,256
Bob Evans Farms, Inc.                                     2,918           81,383
Buffalo Wild Wings, Inc. *                                  603           23,674
Chiquita Brands International, Inc.                       3,471           49,670
Coca-Cola Bottling Company                                  498           24,327
Corn Products International, Inc.                         6,163          164,429
Denny's Corp. *                                           7,644           35,162
Domino's Pizza, Inc.                                      2,629           62,255
Fisher Communications, Inc. *                               628           27,488
Flowers Foods, Inc.                                       4,125          119,914
Gold Kist, Inc. *                                         4,317           64,712
Green Mountain Coffee Roasters, Inc. *                      444           17,529
Hain Celestial Group, Inc. *                              2,408           61,813
Hansen Natural Corp. *                                    1,220          225,541
J & J Snack Foods Corp.                                   1,075           34,776
Lance, Inc.                                               2,489           59,288
Nuco2, Inc. *                                               934           24,975
Peets Coffee & Tea, Inc. *                                1,205           34,933
Performance Food Group Company *                          2,851           92,914
Premium Standard Farms, Inc.                                880           14,617
Ralcorp Holdings, Inc. *                                  2,462          102,936
Ruth's Chris Steak House, Inc. *                          1,136           22,834

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Sanderson Farms, Inc.                                     1,496   $       45,808
Seabord Corp.                                                29           38,048
Sensient Technologies Corp.                               3,949           79,691
Spartan Stores, Inc.                                      1,878           24,883
The Steak & Shake Company *                               2,350           38,493
Tootsie Roll Industries, Inc.                             2,156           65,394
USANA Health Sciences, Inc. *                               857           32,232
                                                                  --------------
                                                                       1,681,975

FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                              2,526           22,254
Deltic Timber Corp.                                         830           47,642
                                                                  --------------
                                                                          69,896

FUNERAL SERVICES - 0.10%
Alderwoods Group, Inc. *                                  3,313           64,074
Stewart Enterprises, Inc., Class A                        8,880           50,527
                                                                  --------------
                                                                         114,601

FURNITURE & FIXTURES - 0.32%
American Woodmark Corp.                                     960           33,734
Ethan Allen Interiors, Inc.                               2,692          102,458
Furniture Brands International, Inc.                      3,728           80,227
Hooker Furniture Corp.                                    1,025           16,461
Kimball International, Inc., Class B                      2,001           30,015
La-Z-Boy, Inc.                                            4,317           64,582
Stanley Furniture Company, Inc.                           1,096           28,058
                                                                  --------------
                                                                         355,535

GAS & PIPELINE UTILITIES - 1.21%
American States Water Company                             1,403           51,771
Aquila, Inc. *                                           30,573          131,770
Bill Barrett Corp. *                                      1,093           35,085
California Water Service Group                            1,438           53,968
Crosstex Energy, Inc.                                       520           46,940
Global Industries, Ltd. *                                 6,841          132,784
Maverick Tube Corp. *                                     3,022          145,660
Middlesex Water Company                                   1,385           25,096
Nicor, Inc.                                               3,543          145,192
Northwest Natural Gas Company                             2,316           80,782
Peoples Energy Corp.                                      3,067          115,074
South Jersey Industries, Inc.                             2,326           62,476
Southwest Gas Corp.                                       3,282           95,539
Southwest Water Company                                   1,932           25,020
The Laclede Group, Inc.                                   1,762           59,291
Transmontaigne, Inc. *                                    3,539           40,699
WGL Holdings, Inc.                                        3,963          114,135
                                                                  --------------
                                                                       1,361,282

GOLD - 0.04%
Royal Gold, Inc.                                          1,538           43,495

HEALTHCARE PRODUCTS - 2.20%
Align Technology, Inc. *                                  5,175           38,243
American Medical Systems Holdings, Inc. *                 5,704          112,768
Arthrocare Corp. *                                        2,003           84,607

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Aspect Medical Systems, Inc. *                            1,366   $       26,801
Biosite, Inc. *                                           1,397           62,851
Bruker BioSciences Corp. *                                3,259           18,870
Caliper Life Sciences, Inc. *                             2,805           14,418
Cantel Medical Corp. *                                    1,055           14,570
Computer Programs & Systems, Inc.                           668           26,840
Cyberonics, Inc. *                                        1,787           44,657
Cypress Biosciences, Inc. *                               2,847           19,616
Diagnostic Products Corp.                                 1,875          108,225
DJ Orthopedics, Inc. *                                    1,784           68,416
Encore Medical Corp. *                                    4,720           23,506
Foxhollow Technologies, Inc. *                            1,258           32,721
Haemonetics Corp. *                                       2,130          107,565
Health Tronics, Inc. *                                    2,971           21,926
Hologic, Inc. *                                           3,575          141,177
ICU Medical, Inc. *                                       1,167           48,395
Intralase Corp. *                                         1,111           21,276
Inverness Medical Innovations, Inc. *                     1,911           55,132
Kensey Nash Corp. *                                         824           24,267
Kyphon, Inc. *                                            2,394           95,018
LCA-Vision, Inc.                                          1,674           90,965
LifeCell Corp. *                                          2,633           71,091
Mannkind Corp. *                                          2,092           39,832
Merit Medical Systems, Inc. *                             2,371           27,148
Molecular Devices Corp. *                                 1,417           40,725
Nuvasive, Inc. *                                          1,723           28,309
Owens & Minor, Inc.                                       3,280           97,416
Polymedica Corp.                                          1,996           76,626
PSS World Medical, Inc. *                                 5,338           94,803
Somanetics Corp. *                                        1,117           17,481
SonoSite, Inc. *                                          1,287           47,336
Stereotaxis, Inc. *                                       1,501           14,725
STERIS Corp.                                              5,698          129,629
SurModics, Inc. *                                         1,272           49,493
The Medicines Company *                                   4,094           75,739
Thermogenesis Corp. *                                     4,911           21,608
Thoratec Corp. *                                          4,338           61,469
Tripath Imaging, Inc. *                                   2,655           18,983
Ventana Medical Systems, Inc. *                           2,568          121,877
Viasys Healthcare, Inc. *                                 2,562           64,537
Wright Medical Group, Inc. *                              2,415           54,579
Zoll Medical Corp. *                                        934           27,665
                                                                  --------------
                                                                       2,483,901

HEALTHCARE SERVICES - 1.51%
Allied Healthcare International, Inc. *                   2,990           11,422
Amedisys, Inc. *                                          1,286           45,974
America Service Group, Inc. *                             1,016           13,919
American Dental Partners, Inc. *                          1,226           16,992
American Retirement Corp. *                               2,562           82,522
AMN Healthcare Services, Inc. *                           1,111           21,864
Apria Healthcare Group, Inc. *                            3,529           67,757

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Barrier Therapeutics, Inc. *                              1,402   $        8,300
Brookdale Senior Living, Inc.                               913           45,148
CorVel Corp. *                                              592           14,048
Cross Country Healthcare, Inc. *                          2,723           48,006
Eclipsys Corp. *                                          3,336           64,852
Genesis HealthCare Corp. *                                1,625           76,489
Healthspring, Inc. *                                      1,571           26,299
Healthways, Inc. *                                        2,728          144,966
Hooper Holmes, Inc.                                       5,914           17,801
Horizon Health Corp. *                                      948           20,079
Intermagnetics General Corp. *                            3,491           81,236
Kindred Healthcare, Inc. *                                2,347           59,520
Magellan Health Services, Inc. *                          2,222           89,880
National Healthcare Corp.                                   560           24,836
Nitromed, Inc. *                                          1,806            7,387
Odyssey Healthcare, Inc. *                                2,879           46,956
Pediatrix Medical Group, Inc. *                           4,035          186,377
Per-Se Technologies, Inc. *                               2,528           62,998
Phase Forward, Inc. *                                     1,883           23,971
Radiation Therapy Services, Inc. *                          932           22,620
Star Scientific, Inc. *                                   3,513            9,555
Symbion, Inc. *                                           1,480           32,471
The Advisory Board Company *                              1,575           81,427
United Surgical Partners International, Inc. *            3,561          110,783
US Physical Therapy, Inc. *                               1,183           17,780
Vistacare, Inc. *                                         1,046           14,456
WebMD Health Corp. *                                        586           23,000
Wellcare Health Plans, Inc. *                             1,528           76,018
                                                                  --------------
                                                                       1,697,709

HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
United Industrial Corp.                                     801           39,377

HOMEBUILDERS - 0.30%
Champion Enterprises, Inc. *                              6,235           74,196
M/I Homes, Inc.                                           1,024           36,864
Palm Harbor Homes, Inc. *                                   889           17,175
Walter Industries, Inc.                                   3,216          187,043
William Lyon Homes, Inc. *                                  204           22,636
                                                                  --------------
                                                                         337,914

HOTELS & RESTAURANTS - 1.41%
AFC Enterprises, Inc. *                                   1,761           23,844
Ameristar Casinos, Inc.                                   2,028           42,223
Aztar Corp. *                                             2,842          147,386
BJ's Restaurants, Inc. *                                  1,233           32,872
California Pizza Kitchen, Inc. *                          1,612           46,764
CEC Entertainment, Inc. *                                 2,890           96,410
Chipotle Mexican Grill, Inc. *                              660           38,128
CKE Restaurants, Inc.                                     4,858           81,469
IHOP Corp.                                                1,568           75,295
Jack In the Box, Inc. *                                   2,827          117,773
Krispy Kreme Doughnuts, Inc. *                            4,609           43,463
Landry's Restaurants, Inc.                                1,324           40,528

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Lodgian, Inc. *                                           2,185   $       25,149
Lone Star Steakhouse & Saloon, Inc.                       1,514           39,409
Luby's Cafeterias, Inc. *                                 2,248           23,469
Magna Entertainment Corp., Class A *                      3,374           19,400
Marcus Corp.                                              1,729           30,448
McCormick & Schmick's Seafood Restaurants,
   Inc. *                                                   693           16,597
Morgans Hotel Group Company *                             1,543           23,130
MTR Gaming Group, Inc. *                                  2,075           20,210
O'Charley's, Inc. *                                       2,088           34,765
P.F. Chang's China Bistro, Inc. *                         2,154           89,197
Papa Johns International, Inc. *                          1,797           56,534
RARE Hospitality International, Inc. *                    2,842           87,392
Red Robin Gourmet Burgers, Inc. *                         1,182           49,585
Ruby Tuesday, Inc.                                        4,734          131,653
Ryan's Restaurant Group, Inc. *                           3,543           43,827
Texas Roadhouse, Inc., Class A *                          3,821           52,004
Triarc Companies, Inc.                                    4,198           63,768
                                                                  --------------
                                                                       1,592,692

HOUSEHOLD APPLIANCES - 0.20%
Bassett Furniture Industries, Inc.                        1,156           19,641
Consolidated Tomoka Land Company                            503           29,224
Drew Industries, Inc. *                                   1,252           39,689
Jacuzzi Brands, Inc. *                                    6,349           59,490
Libbey, Inc.                                              1,236           14,053
Lifetime Brands, Inc.                                       736           20,387
National Presto Industries, Inc.                            437           23,729
Technical Olympic USA, Inc.                               1,322           23,875
                                                                  --------------
                                                                         230,088

HOUSEHOLD PRODUCTS - 0.35%
Blyth, Inc.                                               2,240           47,376
Central Garden & Pet Company *                            1,586           66,406
Martha Stewart Living Omnimedia, Inc., Class
   A *                                                    1,869           31,754
Select Comfort Corp. *                                    2,960           96,970
Tupperware Corp.                                          4,372           89,932
TurboChef Technologies, Inc. *                            1,112           12,443
WD-40 Company                                             1,478           48,079
                                                                  --------------
                                                                         392,960

INDUSTRIAL MACHINERY - 2.25%
Actuant Corp., Class A                                    2,192          129,394
AGCO Corp. *                                              7,359          180,001
Albany International Corp., Class A                       2,363           94,425
Badger Meter, Inc.                                          485           26,772
Briggs & Stratton Corp.                                   4,211          136,436
Cascade Corp.                                             1,019           38,314
Ceradyne, Inc. *                                          2,167           94,633
Circor International, Inc.                                1,335           39,075
Cognex Corp.                                              3,406           85,525
Dionex Corp. *                                            1,666           89,731
Energy Conversion Devices, Inc. *                         2,148           85,383

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
EnPro Industries, Inc. *                                  1,702   $       59,162
Flowserve Corp. *                                         4,505          239,576
Gardner Denver, Inc. *                                    2,050          154,693
Gehl Company *                                              995           26,407
Gorman Rupp Company                                         894           20,759
H&E Equipment Services, Inc. *                            1,049           31,208
Kadant, Inc. *                                            1,231           28,855
Kennametal, Inc.                                          3,074          183,825
Lindsay Manufacturing Company                             1,038           22,888
Lufkin Industries, Inc.                                   1,156           69,926
Manitowoc, Inc.                                           4,921          226,317
Middleby Corp. *                                            419           37,429
NACCO Industries, Inc., Class A                             421           60,152
Presstek, Inc. *                                          2,497           24,396
Robbins & Myers, Inc.                                     1,034           24,237
Rofin Sinar Technologies, Inc. *                          1,246           67,982
Sauer-Danfoss, Inc.                                         856           21,297
Tecumseh Products Company, Class A                        1,419           30,807
Tennant Company                                             668           33,166
Tredegar Industries, Inc.                                 2,410           34,150
Valmont Industries, Inc.                                  1,416           67,826
Watts Industries, Inc., Class A                           2,057           70,514
                                                                  --------------
                                                                       2,535,261

INDUSTRIALS - 0.33%
Brookfield Homes Corp.                                    1,077           38,341
Clean Harbors, Inc. *                                     1,575           57,157
Crane Company                                             4,223          169,680
GrafTech International, Ltd. *                            8,107           50,020
Intevac, Inc. *                                           1,680           36,019
Lawson Products, Inc.                                       429           15,783
                                                                  --------------
                                                                         367,000

INSURANCE - 1.97%
21st Century Insurance Group                              2,799           42,321
Alfa Corp.                                                2,827           43,903
American Equity Investment Life Holding
   Company                                                3,806           49,668
American Physicians Capital, Inc. *                         648           29,951
Argonaut Group, Inc. *                                    2,491           76,623
Bristol West Holdings, Inc.                               1,578           26,637
Ceres Group, Inc. *                                       3,478           20,833
Citizens, Inc. Class A *                                  3,509           18,528
CNA Surety Corp. *                                        1,370           23,523
Crawford & Company, Class B                               2,424           14,762
Direct General Corp.                                      1,407           24,918
Donegal Group, Inc.                                       1,189           21,010
EMC Insurance Group, Inc.                                   595           18,969
Enstar Group, Inc. *                                        299           24,644
FBL Financial Group, Inc., Class A                        1,169           41,827
First Acceptance Corp. *                                  1,548           19,164
FPIC Insurance Group, Inc. *                                895           33,625
Harleysville Group, Inc.                                  1,137           31,484

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Hilb, Rogal and Hamilton Company                          2,645   $      102,917
Horace Mann Educators Corp.                               3,618           60,601
Infinity Property & Casualty Corp.                        1,720           73,306
KMG America Corp. *                                       2,166           18,476
LandAmerica Financial Group, Inc.                         1,475           98,707
Midland Company                                             943           37,437
National Western Life Insurance Company, Class
   A *                                                      193           43,614
Navigators Group, Inc. *                                    954           39,324
Odyssey Re Holdings Corp.                                 1,072           26,243
Ohio Casualty Corp.                                       5,159          154,099
Phoenix Companies, Inc.                                   9,278          131,562
PICO Holdings, Inc. *                                       786           26,724
PMA Capital Corp., Class A *                              2,897           29,984
Presidential Life Corp.                                   1,741           43,542
ProAssurance Corp. *                                      2,320          109,527
RLI Corp.                                                 1,875           88,687
Safety Insurance Group, Inc.                                988           46,574
Selective Insurance Group, Inc.                           2,354          128,293
State Auto Financial Corp.                                1,195           38,838
Stewart Information Services Corp.                        1,411           53,632
Tower Group, Inc.                                         1,414           43,848
Triad Guaranty, Inc. *                                      762           41,247
U.S.I. Holdings Corp. *                                   3,780           52,088
United Fire & Casualty Company                            1,476           46,273
Universal American Financial Corp. *                      2,291           32,051
Zenith National Insurance Corp.                           2,160           86,400
                                                                  --------------
                                                                       2,216,384

INTERNATIONAL OIL - 0.27%
ATP Oil & Gas Corp. *                                     1,504           63,138
Callon Petroleum Company *                                1,176           21,003
Cheniere Energy, Inc. *                                   3,925          152,800
Parker Drilling Company *                                 8,955           66,088
                                                                  --------------
                                                                         303,029

INTERNET CONTENT - 0.60%
Alloy, Inc. *                                               879           10,522
AMICAS, Inc. *                                            4,870           17,337
Applied Digital Solutions, Inc. *                         6,162           13,125
Audible, Inc. *                                           2,046           19,130
Autobytel, Inc. *                                         3,831           12,374
CMGI, Inc. *                                             39,612           52,288
CNET Networks, Inc. *                                    10,611           92,952
Digitas, Inc. *                                           7,344           95,545
Harris Interactive, Inc. *                                4,472           22,270
InfoSpace, Inc. *                                         2,540           57,582
Internet Cap Group, Inc. *                                3,198           27,567
Jupitermedia Corp. *                                      1,670           24,900
NetFlix, Inc. *                                           3,011           83,375
Netratings, Inc. *                                        1,233           17,755
ProQuest Company *                                        2,154           25,676
RightNow Technologies, Inc. *                               964           15,723

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
Schawk, Inc., Class A                                     1,047   $       19,809
Sohu.com, Inc. *                                          2,030           50,608
Travelzoo, Inc. *                                           294            8,755
WebSideStory, Inc. *                                        835           11,448
                                                                  --------------
                                                                         678,741

INTERNET RETAIL - 0.41%
1-800-Flowers.com, Inc. *                                 2,463           15,542
Ariba, Inc. *                                             5,974           50,719
Blue Nile, Inc. *                                         1,258           37,614
Drugstore.com, Inc. *                                     5,952           17,082
HomeStore, Inc. *                                        12,136           72,331
Navarre Corp. *                                           2,401            8,403
Nutri/System, Inc. *                                      2,087          141,749
Overstock.com, Inc. *                                       896           19,291
Priceline.com, Inc. *                                     2,071           64,408
Stamps.com, Inc. *                                        1,330           39,887
                                                                  --------------
                                                                         467,026

INTERNET SERVICE PROVIDER - 0.33%
C-COR.net Corp. *                                         4,018           27,564
Earthlink, Inc. *                                         9,797           81,609
Entrust, Inc. *                                           5,469           17,501
eSPEED, Inc., Class A *                                   2,043           15,833
Online Resources Corp. *                                  1,818           22,234
Redback Networks, Inc. *                                  3,439           82,158
Terremark Worldwide, Inc. *                               2,532           15,901
TriZetto Group, Inc. *                                    3,513           50,095
United Online, Inc.                                       5,008           59,695
                                                                  --------------
                                                                         372,590

INTERNET SOFTWARE - 1.04%
Agile Software Corp. *                                    4,896           32,265
Click Commerce, Inc. *                                      768           14,922
Cybersource Corp. *                                       2,272           21,629
DealerTrack Holdings, Inc. *                                858           18,576
Digital River, Inc. *                                     3,229          141,947
eResearch Technology, Inc. *                              4,179           38,112
Internet Security Systems, Inc. *                         3,461           70,881
Interwoven, Inc. *                                        3,455           31,717
Keynote Systems, Inc. *                                   1,684           17,665
Lionbridge Technologies, Inc. *                           4,286           28,288
NIC, Inc. *                                               2,937           18,856
Openwave Systems, Inc. *                                  7,300          103,222
RealNetworks, Inc. *                                      8,747           82,747
RSA Security, Inc. *                                      5,852           87,956
S1 Corp. *                                                6,075           33,413
Safenet, Inc. *                                           2,041           33,921
Sapient Corp. *                                           6,740           36,059
Stellent, Inc. *                                          2,148           23,907
SupportSoft, Inc. *                                       3,920           15,288
TIBCO Software, Inc. *                                   17,751          136,150
VASCO Data Security International, Inc. *                 2,052           17,134
Vignette Corp. *                                          2,464           33,584

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
WebEx Communications, Inc. *                              2,702   $       88,761
WebMethods, Inc. *                                        4,465           40,319
                                                                  --------------
                                                                       1,167,319

INVESTMENT COMPANIES - 0.35%
Apollo Investment Corp.                                   4,997           95,143
Ares Cap Corp.                                            3,195           55,497
Capital Southwest Corp.                                     265           26,232
GAMCO Investors, Inc.                                       678           24,008
Gladstone Capital Corp.                                   1,197           26,370
Gladstone Investment Corp.                                1,584           22,398
Harris & Harris Group, Inc. *                             1,841           20,214
MCG Capital Corp.                                         4,416           69,464
NGP Capital Resources Company                             1,869           25,980
Technology Investment Capital Corp.                       1,858           26,124
                                                                  --------------
                                                                         391,430

LEISURE TIME - 1.30%
4Kids Entertainment, Inc. *                               1,338           22,224
Arctic Cat, Inc.                                          1,233           22,613
Bally Technologies, Inc. *                                4,213           64,796
Blockbuster, Inc., Class A                               15,827           73,596
Bluegreen Corp. *                                         1,791           21,564
Callaway Golf Company                                     6,309           84,099
Carmike Cinemas, Inc.                                     1,113           23,518
Churchill Downs, Inc.                                       697           28,953
Dover Downs Gaming & Entertainment, Inc.                    860           21,844
Gaylord Entertainment Company *                           3,287          144,036
Handleman Company                                         1,888           16,086
Isle of Capri Casinos, Inc. *                             1,180           33,347
K2, Inc. *                                                3,999           44,109
Life Time Fitness, Inc. *                                 2,040           93,330
Monarch Casino & Resort, Inc. *                             803           22,131
Multimedia Games, Inc. *                                  2,316           25,962
Pinnacle Entertainment, Inc. *                            3,849          119,126
Progressive Gaming International Corp. *                  2,918           29,501
RC2 Corp. *                                               1,493           53,076
Riviera Holdings Corp. *                                    760           15,998
Shuffle Master, Inc. *                                    2,934          106,974
Six Flags, Inc. *                                         7,607           63,899
Speedway Motorsports, Inc.                                1,290           49,600
Steinway Musical Instruments, Inc. *                        673           18,205
Sturm Ruger & Company, Inc.                               2,137           13,142
Sunterra Corp. *                                          1,733           17,919
The Nautilus Group, Inc.                                  2,779           46,965
Topps, Inc.                                               3,158           25,801
Vail Resorts, Inc. *                                      2,701           97,101
West Marine, Inc. *                                       1,225           17,591
WMS Industries, Inc. *                                    1,774           46,018
                                                                  --------------
                                                                       1,463,124

LIFE SCIENCES - 0.15%
American Ecology Corp.                                    1,017           25,822
Incyte Corp. *                                            7,048           29,390

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES (CONTINUED)
Ionatron, Inc. *                                          1,970   $       13,120
Senomyx, Inc. *                                           2,051           32,755
Symyx Technologies, Inc. *                                2,710           72,357
                                                                  --------------
                                                                         173,444

LIQUOR - 0.07%
Boston Beer Company, Inc. *                                 918           24,813
Central European Distribution Corp. *                     1,591           50,944
                                                                  --------------
                                                                          75,757

MANUFACTURING - 0.95%
Acuity Brands, Inc.                                       3,605          143,840
American Railcar Industries, Inc.                           774           26,602
Barnes Group, Inc.                                        1,406           58,054
Blout International, Inc. *                               2,499           32,037
Coherent, Inc. *                                          2,530           83,313
ESCO Technologies, Inc. *                                 2,074          106,396
Freightcar America, Inc.                                    689           41,588
Hexcel Corp. *                                            6,510          133,976
Kaydon Corp.                                              2,297           95,854
Koppers Holdings, Inc.                                      936           18,308
Lancaster Colony Corp.                                    2,162           84,253
Mine Safety Appliances Company                            2,371           97,709
Nordson Corp.                                             2,034           94,886
Raven Industries, Inc.                                    1,288           40,662
Reddy Ice Holdings, Inc.                                    925           19,175
                                                                  --------------
                                                                       1,076,653

MEDICAL-HOSPITALS - 0.87%
AmSurg Corp. *                                            2,455           59,141
Centene Corp. *                                           3,447           89,794
Cepheid, Inc. *                                           4,402           42,611
EV3, Inc. *                                               1,304           18,947
Intuitive Surgical, Inc. *                                2,998          333,647
IRIS International, Inc. *                                1,539           21,885
Laserscope, Inc. *                                        1,666           35,319
Medcath Corp. *                                             688           10,719
MWI Veterinary Supply, Inc. *                               437           13,329
Neurometrix, Inc. *                                         489           14,250
Palomar Medical Technologies, Inc. *                      1,393           62,170
Psychiatric Solutions, Inc. *                             4,181          122,921
RehabCare Group, Inc. *                                   1,485           25,052
Sunrise Senior Living, Inc. *                             3,271          109,546
Vital Images, Inc. *                                      1,118           26,038
                                                                  --------------
                                                                         985,369

METAL & METAL PRODUCTS - 0.99%
A. M. Castle & Company                                      924           25,595
Commercial Metals Company                                 9,892          243,442
Dynamic Materials Corp.                                     479           13,350
Gibraltar Industries, Inc.                                1,997           55,616
Matthews International Corp., Class A                     2,664           92,601
Metal Management, Inc.                                    1,771           55,592
Mueller Industries, Inc.                                  3,015           98,440
NN, Inc.                                                  1,681           21,886

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Quanex Corp.                                              3,079   $      121,066
RBC Bearings, Inc. *                                        929           23,253
Reliance Steel & Aluminum Company                         2,477          199,671
Sun Hydraulics, Inc.                                        669           13,179
Titanium Metals Corp. *                                   4,104          148,524
                                                                  --------------
                                                                       1,112,215

MINING - 0.79%
Alpha Natural Resources, Inc. *                           2,440           52,606
AMCOL International Corp.                                 1,779           48,086
Brush Wellman, Inc. *                                     1,606           33,196
Charles & Colvard, Ltd.                                   1,381           14,777
Cleveland-Cliffs, Inc.                                    1,791          131,854
Coeur d'Alene Mines Corp. *                              22,709          108,549
Compass Minerals International, Inc.                      1,684           42,908
Hecla Mining Company *                                    9,718           53,060
Lincoln Electric Holding, Inc.                            2,987          164,166
RTI International Metals, Inc. *                          1,816          109,051
Stillwater Mining Company *                               3,359           46,119
USEC, Inc.                                                7,087           85,469
                                                                  --------------
                                                                         889,841

MOBILE HOMES - 0.26%
Fleetwood Enterprises, Inc. *                             5,312           49,933
Skyline Corp.                                               664           24,555
Thor Industries, Inc.                                     2,841          136,595
Winnebago Industries, Inc.                                2,780           78,896
                                                                  --------------
                                                                         289,979

NEWSPAPERS - 0.03%
Journal Register Company                                  3,568           35,680

OFFICE FURNISHINGS & SUPPLIES - 0.30%
Global Imaging Systems, Inc. *                            1,924           78,788
IKON Office Solutions, Inc.                               8,892          114,884
The Standard Register Company                             1,543           20,028
United Stationers, Inc. *                                 2,635          122,317
                                                                  --------------
                                                                         336,017

PAPER - 0.42%
Bowater, Inc.                                             4,523          104,662
Buckeye Technologies, Inc. *                              2,753           21,501
Chesapeake Corp.                                          1,758           24,049
Mercer International, Inc. *                              2,597           22,828
Neenah Paper, Inc.                                        1,263           38,749
P.H. Glatfelter Company                                   3,573           62,456
Potlatch Corp.                                            3,142          118,359
Rock-Tenn Company, Class A                                2,453           37,948
Wausau-Mosinee Paper Corp.                                3,512           46,956
                                                                  --------------
                                                                         477,508

PETROLEUM SERVICES - 1.59%
Atwood Oceanics, Inc. *                                   2,166          105,636
Basic Energy Services, Inc. *                             1,028           33,780
Bronco Drilling Company, Inc. *                             602           12,582
Grey Wolf, Inc. *                                        15,715          120,220

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Gulfmark Offshore, Inc. *                                 1,278   $       32,154
Hercules Offshore, Inc. *                                   812           29,695
Hornbeck Offshore Services, Inc. *                        1,530           54,162
Input/Output, Inc. *                                      5,734           55,390
Lone Star Technologies, Inc. *                            2,451          118,874
Newpark Resources, Inc. *                                 7,403           43,530
Oceaneering International, Inc. *                         2,120          159,000
PetroHawk Energy Corp. *                                  4,999           58,638
Petroleum Development Corp. *                             1,389           50,615
RPC, Inc.                                                 1,815           42,453
SEACOR SMIT, Inc. *                                       1,462          119,153
Superior Energy Services, Inc. *                          6,372          209,639
Superior Well Services, Inc. *                              562           17,860
Todco, Class A *                                          3,868          170,850
Universal Compression Holdings, Inc. *                    1,369           79,566
Veritas DGC, Inc. *                                       2,914          137,628
W-H Energy Services, Inc. *                               2,420          136,343
                                                                  --------------
                                                                       1,787,768

PHARMACEUTICALS - 2.21%
Adams Respiratory Therapeutics, Inc. *                      710           32,859
Adolor Corp. *                                            3,633           84,903
Alexion Pharmaceuticals, Inc. *                           2,530           82,250
Alkermes, Inc. *                                          7,415          146,965
Altus Pharmaceuticals, Inc. *                               655           12,301
Amylin Pharmaceuticals, Inc. *                           10,119          459,908
Andrx Corp. *                                             6,006          140,300
Array BioPharma, Inc. *                                   2,788           20,520
Atherogenics, Inc. *                                      3,161           42,010
AVANIR Pharmaceuticals *                                  2,594           25,395
Bentley Pharmaceuticals, Inc. *                           1,564           18,439
BioScrip, Inc. *                                          3,296           18,293
Caraco Pharmaceutical Labs *                                881            9,453
Connetics Corp. *                                         2,944           34,592
Cubist Pharmaceuticals, Inc. *                            4,386          103,817
Dusa Pharmaceuticals, Inc. *                              1,644            9,732
Encysive Pharmaceuticals, Inc. *                          4,998           21,741
First Horizon Pharmaceutical Corp. *                      2,283           48,194
Hi-Tech Pharmacal Company, Inc. *                           675           13,378
Idenix Pharmaceuticals, Inc. *                            1,257           11,351
Inspire Pharmaceuticals, Inc. *                           3,792           18,126
Isis Pharmaceuticals, Inc. *                              5,987           46,818
Medicis Pharmaceutical Corp., Class A                     4,441          132,431
Nastech Pharmaceutical Company, Inc. *                    1,755           24,552
Noven Pharmaceuticals, Inc. *                             1,992           34,900
NPS Pharmaceuticals, Inc. *                               3,983           22,066
Nuvelo, Inc. *                                            4,263           69,743
Onyx Pharmaceuticals, Inc. *                              3,341           66,787
Par Pharmaceutical Companies, Inc. *                      2,824           64,811
Penwest Pharmaceuticals Company *                         1,836           35,508
Pharmion Corp. *                                          2,065           40,495
Pozen, Inc. *                                             2,009           28,126

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Prestige Brands Holdings, Inc. *                          2,419   $       26,077
Regeneron Pharmaceuticals, Inc. *                         2,870           37,138
Renovis, Inc. *                                           1,882           30,677
Rigel Pharmaceuticals, Inc. *                             2,136           20,997
Salix Pharmaceuticals, Ltd. *                             3,762           45,445
Supergen, Inc. *                                          4,454           18,707
United Therapeutics Corp. *                               1,853           89,240
Vertex Pharmaceuticals, Inc. *                            8,870          306,015
                                                                  --------------
                                                                       2,495,060

PLASTICS - 0.05%
Spartech Corp.                                            2,645           60,729

POLLUTION CONTROL - 0.02%
Duratek, Inc. *                                           1,213           26,613

PUBLISHING - 0.56%
Consolidated Graphics, Inc. *                               922           46,967
Courier Corp.                                               841           32,109
Gemstar-TV Guide International, Inc. *                   20,401           71,607
Hollinger International, Inc., Class A                    5,102           36,581
Media General, Inc., Class A                              1,774           66,756
Playboy Enterprises, Inc., Class B *                      1,873           18,056
PRIMEDIA, Inc. *                                         12,719           23,276
Readers Digest Association, Inc., Class A                 8,218          116,942
Scholastic Corp. *                                        2,705           71,196
Thomas Nelson, Inc.                                         984           29,274
Valassis Communications, Inc. *                           4,116          119,323
                                                                  --------------
                                                                         632,087

RAILROADS & EQUIPMENT - 0.65%
Florida East Coast Indiana, Inc.                          2,649          146,781
GATX Corp.                                                3,565          154,757
Genesee & Wyoming, Inc., Class A *                        2,862           85,975
Greenbrier Company, Inc.                                    557           19,300
Kansas City Southern *                                    5,997          159,100
RailAmerica, Inc. *                                       3,241           36,461
Wabtec Corp.                                              3,828          133,865
                                                                  --------------
                                                                         736,239

REAL ESTATE - 5.87%
Aames Investment Corp., REIT                              3,825           20,234
Acadia Realty Trust, REIT                                 2,313           49,475
Affordable Residential Communities, REIT                  2,348           24,889
Agree Realty Corp., REIT                                    856           26,408
Alexander's, Inc., REIT *                                   163           41,154
Alexandria Real Estate Equities, Inc., REIT               1,813          152,219
American Campus Communities, Inc., REIT                   1,508           35,981
American Home Mortgage Investment Corp., REIT             3,551          118,497
Anthracite Capital, Inc., REIT                            4,825           54,330
Anworth Mortgage Asset Corp., REIT                        4,130           32,627
Arbor Realty Trust, Inc. - REIT                           1,197           29,279
Ashford Hospitality Trust, Inc., REIT                     3,866           46,199
Avatar Holdings, Inc., REIT *                               510           28,739
BioMed Realty Trust, Inc., REIT                           3,688          105,735

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Boykin Lodging Company, REIT *                            1,743   $       18,633
Brandywine Realty Trust, REIT                             7,050          204,591
California Coastal Communities, Inc. *                      706           24,908
Capital Lease Funding, Inc., REIT                         2,298           27,346
Capital Trust, Inc., REIT                                 1,096           37,330
Cedar Shopping Centers, Inc., REIT                        2,404           34,954
CentraCore Properties Trust, REIT                         1,093           26,472
Colonial Properties Trust, REIT                           3,576          159,847
Columbia Equity Trust, Inc., REIT                         1,405           21,328
Corporate Office Properties Trust, REIT                   2,510           99,145
Cousins Properties, Inc., REIT                            3,200           96,704
Deerfield Triarc Capital Corp., REIT                      2,075           26,934
DiamondRock Hospitality Company                           2,890           43,841
Digital Realty Trust, Inc., REIT                            934           23,443
EastGroup Properties, Inc., REIT                          1,767           77,801
Education Realty Trust, Inc., REIT                        2,295           32,360
Entertainment Properties Trust, REIT                      2,218           91,049
Equity Inns, Inc., REIT                                   4,411           68,150
Equity Lifestyle Properties, Inc., REIT                   1,585           68,393
Equity One, Inc., REIT                                    3,002           66,644
Extra Space Storage, Inc., REIT                           4,302           65,347
Felcor Lodging Trust, Inc., REIT                          4,094           85,196
Fieldstone Investment Corp., REIT                         4,132           43,055
First Industrial Realty Trust, Inc., REIT                 3,450          127,650
First Potomac Realty Trust, REIT                          1,679           44,863
Getty Realty Corp., REIT                                  1,522           39,191
Glenborough Realty Trust, Inc., REIT                      2,438           48,541
Glimcher Realty Trust, REIT                               3,011           76,028
GMH Communities Trust, REIT                               3,396           38,714
Government Properties Trust, Inc., REIT                   2,276           19,551
Gramercy Captial Corp., REIT                              1,424           37,252
Heritage Property Investment Trust, REIT                  2,168           75,923
Highland Hospitality Corp., REIT                          4,933           59,689
Highwoods Properties, Inc., REIT                          4,297          133,207
Home Properties, Inc., REIT                               2,536          126,141
HomeBanc Corp., Georgia, REIT                             4,976           38,813
Impac Mortgage Holdings, Inc., REIT                       6,242           66,477
Inland Real Estate Corp., REIT                            5,626           79,664
Innkeepers USA Trust, REIT                                3,536           54,879
Jones Lang LaSalle, Inc.                                  2,784          221,356
Kilroy Realty Corp., REIT                                 2,340          155,212
Kite Realty Group Trust, REIT                             2,501           37,115
LaSalle Hotel Properties, REIT                            3,215          133,519
Lexington Corporate Property Trust, REIT                  4,274           86,933
LTC Properties, Inc., REIT                                1,998           43,876
Luminent Mortgage Capital, Inc., REIT                     3,600           32,076
Maguire Properties, Inc., REIT                            3,000           94,980
MFA Mortgage Investments, Inc., REIT                      6,888           46,701
Mid-America Apartment Communities, Inc., REIT             1,621           81,860
MortgageIT Holdings, Inc., REIT                           2,248           27,403
National Health Investments, Inc., REIT                   1,968           52,664

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
National Retail Properties, Inc., REIT                    4,527   $       87,371
Nationwide Health Properties, Inc., REIT                  5,984          125,604
Newcastle Investment Corp., REIT                          3,641           89,569
Newkirk Realty Trust, Inc., REIT                          1,389           23,738
NorthStar Realty Finance Corp., REIT                      2,527           27,949
Novastar Financial, Inc., REIT                            2,382           74,985
Omega Healthcare Investors, REIT                          4,613           56,878
Opteum, Inc., REIT                                        2,502           21,117
Parkway Properties, Inc., REIT                            1,189           46,787
Pennsylvania Real Estate Investment Trust,
   REIT                                                   2,981          111,191
Post Properties, Inc., REIT                               3,373          144,364
PS Business Parks, Inc., REIT                             1,363           72,443
RAIT Investment Trust, REIT                               2,266           57,103
Ramco-Gershenson Properties Trust, REIT                   1,328           34,528
Redwood Trust, Inc., REIT                                 1,607           73,858
Republic Property Trust, REIT                             2,328           23,978
Saul Centers, Inc., REIT                                    954           34,029
Saxon Capital, Inc., REIT                                 4,208           46,919
Senior Housing Properties Trust, REIT                     4,881           84,002
Sizeler Property Investors, Inc., REIT                    1,856           26,745
Sovran Self Storage, Inc., REIT                           1,399           65,991
Spirit Finance Corp., REIT                                6,572           76,564
Strategic Hotel Cap, Inc., REIT                           4,803           98,558
Sun Communities, Inc., REIT                               1,447           47,027
Sunstone Hotel Investors, Inc., REIT                      2,983           82,629
Tanger Factory Outlet Centers, Inc., REIT                 2,502           75,986
Tarragon Realty Investments, Inc., REIT                   1,111           16,965
Taubman Centers, Inc., REIT                               4,093          159,218
Trammell Crow Company, REIT *                             2,866           99,250
Trustreet Properties, Inc., REIT                          5,520           71,650
Universal Health Realty Income Trust, REIT                1,140           35,534
Urstadt Biddle Properties, Inc., REIT                     2,087           33,935
U-Store-It Trust, REIT                                    3,618           58,069
Washington REIT                                           3,433          119,983
Winston Hotels, Inc., REIT                                2,605           28,342
                                                                  --------------
                                                                       6,622,374

RETAIL GROCERY - 0.36%
Ingles Markets, Inc.                                      1,221           21,087
Nash-Finch Company                                        1,098           25,507
Pathmark Stores, Inc. *                                   4,251           39,747
Ruddick Corp.                                             2,834           66,429
Smart & Final, Inc. *                                     1,175           20,151
The Great Atlantic & Pacific Tea Company,
   Inc. *                                                 1,419           35,759
United Natural Foods, Inc. *                              3,380          111,878
Weis Markets, Inc.                                        1,181           47,287
Wild Oats Markets, Inc. *                                 2,393           38,168
                                                                  --------------
                                                                         406,013

RETAIL TRADE - 3.84%
99 Cents Only Stores *                                    3,565           39,857
A.C. Moore Arts & Crafts, Inc. *                          1,274           22,308

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Aaron Rents, Inc., Class B                                3,239   $       87,453
Aeropostale, Inc. *                                       4,564          112,913
Asbury Automotive Group, Inc. *                           1,158           24,156
Big 5 Sporting Goods Corp.                                1,788           37,834
Big Lots, Inc. *                                          9,340          151,495
Bombay Company, Inc. *                                    3,464            7,967
Bon-Ton Stores, Inc.                                        572           15,112
Build A Bear Workshop, Inc. *                               817           24,265
Building Materials Holding Corp.                          2,291           65,339
Cabela's, Inc. *                                          2,606           46,465
Cache, Inc. *                                             1,138           19,881
Casey's General Stores, Inc.                              4,141           92,717
Cash America International, Inc.                          2,404           73,971
Casual Male Retail Group, Inc. *                          2,284           22,269
Cato Corp., Class A                                       2,557           60,320
Charlotte Russe Holding, Inc. *                           1,262           26,792
Charming Shoppes, Inc. *                                  9,852          109,751
Childrens Place Retail Stores, Inc. *                     1,727          100,460
Christopher & Banks Corp.                                 2,948           79,419
Citi Trends, Inc. *                                         362           16,294
Coldwater Creek, Inc. *                                   4,377          112,489
Conn's, Inc. *                                              406           11,741
Cost Plus, Inc. *                                         1,896           28,648
CSS Industries, Inc.                                        549           16,662
DSW, Inc., Class A *                                        965           28,950
Finish Line, Inc.                                         3,553           45,478
First Cash Financial Services, Inc. *                     2,128           45,667
Fossil, Inc. *                                            3,816           69,566
Fred's, Inc., Class A                                     3,356           48,863
GameStop Corp., Class A *                                 4,469          191,899
Genesco, Inc. *                                           1,857           65,348
Guitar Center, Inc. *                                     2,136          102,848
Haverty Furniture Companies, Inc.                         1,788           25,068
Hibbett Sporting Goods, Inc. *                            2,970           76,804
Hot Topic, Inc. *                                         3,764           52,094
Jo Ann Stores, Inc. *                                     1,991           33,051
Kenneth Cole Productions, Inc., Class A                     839           20,614
Longs Drug Stores Corp.                                   2,523          116,159
Marinemax, Inc. *                                         1,194           34,351
NBTY, Inc. *                                              4,578          120,035
New York & Company, Inc. *                                1,126           13,366
Pacific Sunwear of California, Inc. *                     6,203          136,156
Pantry, Inc. *                                            1,392           80,458
Payless ShoeSource, Inc. *                                5,510          147,007
PETCO Animal Supplies, Inc. *                             4,784          101,229
Pier 1 Imports, Inc.                                      7,123           60,474
Regis Corp.                                               3,695          128,143
Restoration Hardware, Inc. *                              2,733           17,710
Retail Ventures, Inc. *                                   1,551           23,653
School Specialty, Inc. *                                  1,927           69,449
Sharper Image Corp. *                                     1,054           14,292
Shoe Carnival, Inc. *                                       678           15,791

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Sonic Automotive, Inc.                                    2,423   $       57,982
Stein Mart, Inc.                                          2,230           34,565
Steven Madden, Ltd. *                                     1,703           54,446
Talbots, Inc.                                             1,907           40,562
The Buckle, Inc.                                            652           27,006
The Dress Barn, Inc. *                                    3,510           82,099
The Wet Seal, Inc., Class A *                             5,616           25,553
The Yankee Candle, Inc.                                   3,392           92,534
Too, Inc. *                                               2,824          115,784
Tractor Supply Company *                                  2,696          149,924
Tuesday Morning Corp.                                     2,188           35,161
United Rentals, Inc. *                                    5,522          179,907
ValueVision Media, Inc., Class A *                        2,380           29,536
Zale Corp. *                                              3,957           92,910
Zumiez, Inc. *                                              523           17,568
                                                                  --------------
                                                                       4,326,638

SANITARY SERVICES - 0.23%
Casella Waste Systems, Inc., Class A *                    1,721           26,848
Darling International, Inc. *                             5,761           23,217
Flanders Corp. *                                          1,224           12,423
Insituform Technologies, Inc., Class A *                  2,226           56,985
Waste Connections, Inc. *                                 3,764          144,726
                                                                  --------------
                                                                         264,199

SEMICONDUCTORS - 3.99%
Actel Corp. *                                             2,180           30,258
Advanced Energy Industries, Inc. *                        2,308           32,543
American Superconductor Corp. *                           2,762           25,880
Amis Holdings, Inc. *                                     3,697           36,268
Amkor Technology, Inc. *                                  8,228           78,248
Applied Micro Circuits Corp. *                           25,299           74,379
Asyst Technologies, Inc. *                                3,961           27,252
Atmel Corp. *                                            34,494          165,571
ATMI, Inc. *                                              3,064           80,277
Axcelis Technologies, Inc. *                              8,299           52,865
Brooks Automation, Inc. *                                 6,153           74,328
Cirrus Logic, Inc. *                                      7,004           57,293
Conexant Systems, Inc. *                                 38,650          113,245
Credence Systems Corp. *                                  7,389           33,694
Cymer, Inc. *                                             2,965          137,546
Cypress Semiconductor Corp. *                            11,376          172,688
Diodes, Inc. *                                            1,358           48,358
DSP Group, Inc. *                                         2,483           65,278
Emcore Corp. *                                            3,074           29,295
Emulex Corp. *                                            6,819          120,833
Entegris, Inc. *                                          9,728           94,167
Exar Corp. *                                              2,942           38,834
Fairchild Semiconductor International, Inc. *             9,765          170,595
FormFactor, Inc. *                                        3,202          124,046
Genesis Microchip, Inc. *                                 2,923           35,748
Hittite Microwave Corp. *                                   416           14,793
Integrated Device Technology, Inc. *                     16,048          230,128

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
International Displayworks, Inc. *                        3,867   $       19,799
IXYS Corp. *                                              2,203           22,030
Kopin Corp. *                                             5,934           26,466
Kulicke & Soffa Industries, Inc. *                        4,307           34,758
Lattice Semiconductor Corp. *                             9,373           56,519
LTX Corp. *                                               5,203           38,606
Mattson Technology, Inc. *                                3,538           31,701
Micrel, Inc. *                                            5,138           57,854
Microsemi Corp. *                                         5,540          132,849
Microtune, Inc. *                                         4,398           28,147
MIPS Technologies, Inc., Class A *                        3,651           21,066
MKS Instruments, Inc. *                                   2,671           58,308
Netlogic Microsystems, Inc *                                967           31,582
OmniVision Technologies, Inc. *                           4,304          126,107
ON Semiconductor Corp. *                                 14,378           86,843
Pericom Semiconductor Corp. *                             2,450           21,315
Photronics, Inc. *                                        3,317           55,958
Pixelworks, Inc. *                                        4,115           11,563
PLX Technology, Inc. *                                    1,979           23,629
PMC-Sierra, Inc. *                                       14,775          142,431
Power Integrations, Inc. *                                2,449           43,151
Rambus, Inc. *                                            8,165          198,083
Rudolph Technologies, Inc. *                              2,017           33,442
Semitool, Inc. *                                          1,624           14,713
Semtech Corp. *                                           6,060          101,444
Sigmatel, Inc. *                                          3,136           17,185
Silicon Image, Inc. *                                     6,563           62,480
Silicon Laboratories, Inc. *                              3,681          143,596
Skyworks Solutions, Inc. *                               12,944           73,263
Spansion, Inc. *                                          3,441           62,041
Tessera Technologies, Inc. *                              3,620          102,229
TranSwitch Corp. *                                       10,712           20,031
Triquint Semiconductor, Inc. *                           11,464           59,154
Ultratech, Inc. *                                         1,990           35,601
Varian Semiconductor Equipment Associates,
   Inc. *                                                 4,511          139,615
Veeco Instruments, Inc. *                                 2,170           52,449
Vitesse Semiconductor Corp. *                            18,186           30,553
Volterra Semiconductor Corp. *                            1,304           19,899
Zoran Corp. *                                             3,826           94,694
                                                                  --------------
                                                                       4,495,564

SHIPBUILDING - 0.02%
Maritrans, Inc.                                           1,036           26,718

SOFTWARE - 2.22%
Advent Software, Inc. *                                   1,784           58,533
Allscripts Healthcare Solution, Inc. *                    3,493           60,918
Altiris, Inc. *                                           1,974           34,446
American Reprographics Company *                          1,083           37,548
ANSYS, Inc. *                                             2,602          131,245
AsiaInfo Holdings, Inc. *                                 3,402           13,982
Aspen Technology, Inc. *                                  3,578           41,863

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Blackbaud, Inc.                                             867   $       16,655
Blackboard, Inc. *                                        1,496           39,614
Borland Software Corp. *                                  6,770           35,813
Bottomline Technologies, Inc. *                           1,457           14,657
Catapult Communications Corp. *                             932           11,464
CIBER, Inc. *                                             4,516           28,677
Concur Technologies, Inc. *                               2,620           39,483
Covansys Corp. *                                          2,602           35,804
Dendrite International, Inc. *                            3,579           36,398
Emageon, Inc. *                                           1,296           16,718
Epicor Software Corp. *                                   4,412           47,606
EPIQ Systems, Inc. *                                      1,324           21,211
Equinix, Inc. *                                           1,516           88,353
Faro Technologies, Inc. *                                 1,003           15,075
Igate Corp. *                                             1,864           11,203
InfoUSA, Inc. *                                           2,757           28,645
Intermediate Telephone, Inc.                              1,781           37,276
iPass, Inc. *                                             4,534           28,836
JDA Software Group, Inc. *                                2,477           34,480
Keane, Inc. *                                             3,750           51,975
Lawson Software, Inc. *                                   5,219           35,228
Macrovision Corp. *                                       4,175           94,105
Magma Design Automation, Inc. *                           3,091           21,606
Manhattan Associates, Inc. *                              2,334           46,960
Mantech International Corp. *                             1,293           43,768
MapInfo Corp. *                                           1,855           25,265
McDATA Corp., Class A *                                  12,825           48,479
MicroStrategy, Inc., Class A *                            1,135          107,121
Midway Games, Inc. *                                      1,614           11,540
Monolithic Power Systems, Inc. *                          1,539           22,546
MRO Software, Inc. *                                      1,702           35,708
NetIQ Corp. *                                             3,378           41,110
Nuance Communications, Inc. *                            10,741           93,662
Open Solutions, Inc. *                                    1,655           45,926
Opsware, Inc. *                                           6,173           48,273
Packeteer, Inc. *                                         2,823           32,323
PDF Solutions, Inc. *                                     1,592           21,158
Progress Software Corp. *                                 3,316           77,196
Quality Systems, Inc. *                                   1,249           41,492
Secure Computing Corp. *                                  4,083           36,257
SPSS, Inc. *                                              1,597           59,089
THQ, Inc. *                                               5,098          118,936
Tradestation Group, Inc. *                                1,761           24,496
Transaction Systems Architects, Inc., Class
   A *                                                    3,106          121,320
Ultimate Software Group, Inc. *                           2,032           46,106
VeriFone Holdings, Inc. *                                 2,012           63,660
Verint Systems, Inc. *                                    1,119           36,323
Websense, Inc. *                                          3,943           87,337
                                                                  --------------
                                                                       2,505,468

STEEL - 1.10%
Alaska Steel Holding Corp. *                              9,014          121,238

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

STEEL (CONTINUED)
Carpenter Technology Corp.                                2,014   $      225,165
Chaparral Steel Company *                                 1,865          114,567
NS Group, Inc. *                                          1,819           90,804
Oregon Steel Mills, Inc. *                                2,903          136,238
Ryerson, Inc.                                             2,053           53,583
Schnitzer Steel Industries, Inc.                          1,788           64,082
Steel Dynamics, Inc.                                      3,666          212,958
Steel Technologies, Inc.                                    977           18,329
Texas Industries, Inc.                                    1,849           90,546
Wheeling-Pittsburgh Corp. *                                 751           15,343
Worthington Industries, Inc.                              5,676           96,662
                                                                  --------------
                                                                       1,239,515

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.84%
ADTRAN, Inc.                                              5,371          135,457
Aeroflex, Inc. *                                          6,114           71,595
Airspan Networks, Inc. *                                  3,423           18,142
Applied Signal Technology, Inc.                           1,058           18,568
Arris Group, Inc. *                                       8,533          102,567
Atheros Communications, Inc. *                            2,819           62,272
Broadwing Corp. *                                         5,954           67,876
Ciena Corp. *                                            46,980          196,846
Commonwealth Telephone Enterprises, Inc.                  1,821           60,184
Commscope, Inc. *                                         4,683          136,884
Comtech Telecommunications Corp. *                        1,876           56,393
Consolidated Communications Holdings, Inc.                1,452           23,784
CT Communications, Inc.                                   1,765           28,664
Ditech Networks, Inc. *                                   2,717           24,562
Essex Corp. *                                             1,448           26,339
Fairpoint Communications, Inc.                            2,381           32,096
Finisar Corp. *                                          17,758           81,154
General Communication, Inc. *                             4,718           61,711
GlobeTel Communications Corp. *                           6,138            8,225
Golden Telecom, Inc.                                      1,795           45,180
Harmonic, Inc. *                                          6,111           27,499
InterDigital Communication Corp. *                        4,395          124,598
Iowa Telecommunications Services, Inc.                    2,055           36,990
J2 Global Communications, Inc. *                          3,850          102,256
Level 3 Communications, Inc. *                           67,131          333,641
Mastec, Inc. *                                            2,837           36,512
MRV Communications, Inc. *                               10,362           30,982
NETGEAR, Inc. *                                           2,625           61,451
NeuStar, Inc., Class A *                                  2,327           74,860
Newport Corp. *                                           3,032           49,725
NTELOS Holdings Corp. *                                   1,292           17,985
Oplink Communications, Inc. *                             1,251           23,631
Plantronics, Inc.                                         3,991           86,006
Polycom, Inc. *                                           7,110          153,505
Powerwave Technologies, Inc. *                            8,964           87,758
Premiere Global Services, Inc. *                          5,978           44,835
Price Communications Corp. *                              3,756           61,335
RCN Corp. *                                               1,887           49,571

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
SBA Communications Corp. *                                6,979   $      159,749
Shenandoah Telecommunications Company                       624           27,756
Sonus Networks, Inc. *                                   20,357           94,864
Spectralink Corp.                                         1,752           16,259
SureWest Communications                                   1,334           25,826
Symmetricom, Inc. *                                       3,913           28,369
Tekelec, Inc. *                                           4,671           67,403
Telkonet, Inc. *                                          3,279           12,132
UTStarcom, Inc. *                                         8,688           55,429
Viasat, Inc. *                                            1,771           45,160
Westell Technologies, Inc., Class A *                     4,781           12,717
                                                                  --------------
                                                                       3,207,303

TELEPHONE - 0.21%
Centennial Communications Corp., Class A *                1,973           11,522
Cincinnati Bell, Inc. *                                  20,329           79,080
IDT Corp. *                                               4,575           63,318
North Pittsburgh Systems, Inc.                            1,419           35,759
TALK America Holdings, Inc. *                             2,624           20,467
Valor Communications Group, Inc.                          2,565           31,601
                                                                  --------------
                                                                         241,747

TIRES & RUBBER - 0.12%
Bandag, Inc.                                              1,008           37,578
Cooper Tire & Rubber Company                              5,349           60,872
Myers Indiana, Inc.                                       2,186           34,757
                                                                  --------------
                                                                         133,207

TOBACCO - 0.16%
Alliance One International, Inc.                          7,259           31,359
Schweitzer Mauduit International, Inc.                    1,339           33,970
Universal Corp.                                           2,096           77,259
Vector Group, Ltd.                                        2,562           43,016
                                                                  --------------
                                                                         185,604

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
Jakks Pacific, Inc. *                                     2,098           40,890
Russ Berrie & Company, Inc. *                             1,141           14,833
                                                                  --------------
                                                                          55,723

TRANSPORTATION - 0.42%
Bristow Group, Inc. *                                     1,919           69,103
Dynamex, Inc. *                                           1,193           23,562
Frozen Food Express Industries, Inc. *                    1,516           15,297
Horizon Lines, Inc.                                       1,321           17,398
Kirby Corp. *                                             1,777          133,506
Marten Transport, Ltd. *                                  1,271           24,874
Pacer International, Inc.                                 3,091           91,215
SCS Transportation, Inc. *                                1,293           31,640
Star Maritime Acquisition Corp. *                         1,820           17,326
U. S. Xpress Enterprises, Inc., Class A *                   853           18,996
Universal Truckload Services, Inc. *                        508           16,347
USA Truck, Inc. *                                           586           11,585
                                                                  --------------
                                                                         470,849

SMALL CAP INDEX FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TRAVEL SERVICES - 0.03%
Ambassadors Group, Inc.                                   1,419   $       37,107

TRUCKING & FREIGHT - 0.67%
Arkansas Best Corp.                                       2,089           86,088
EGL, Inc. *                                               2,661          119,931
Forward Air Corp.                                         2,679          100,248
Heartland Express, Inc.                                   5,000           84,300
Hub Group, Inc., Class A *                                1,599           75,665
Knight Transportation, Inc.                               4,702           89,526
Old Dominion Freight Lines, Inc. *                        2,329           71,756
Wabash National Corp.                                     2,646           44,453
Werner Enterprises, Inc.                                  4,212           82,008
                                                                  --------------
                                                                         753,975

UTILITY SERVICE - 0.03%
SJW Corp.                                                 1,369           30,967
                                                                  --------------
TOTAL COMMON STOCKS (Cost $102,084,878)                           $  104,927,600
                                                                  --------------

SHORT TERM INVESTMENTS - 6.59%
Export Development Canada
   5.05% due 06/01/2006                          $    1,149,000   $    1,149,000
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 06/27/2006                         3,000,000        2,989,286
Federal National Mortgage Association
   Discount Notes
   zero coupon due 06/13/2006                         3,000,000        2,995,110
United States Treasury Bills
   zero coupon due 07/20/2006 ****                      300,000          298,125
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $7,431,521)                                              $    7,431,521
                                                                  --------------
TOTAL INVESTMENTS (SMALL CAP INDEX FUND)
   (COST $109,516,399) - 99.64%                                   $  112,359,121
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.36%                            407,376
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  112,766,497
                                                                  ==============

SMALL CAP OPPORTUNITIES FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.15%

ALUMINUM - 0.97%
Century Aluminum Company * (a)                           52,908   $    2,203,618

APPAREL & TEXTILES - 0.76%
Wolverine World Wide, Inc. (a)                           75,014        1,720,821

AUTO PARTS - 4.33%
American Axle & Manufacturing Holdings, Inc.
   (a)                                                   68,357        1,198,298
BorgWarner, Inc.                                         73,010        4,802,598
Commercial Vehicle Group, Inc. *                        121,712        2,499,965
Noble International, Ltd. (a)                            84,702        1,317,116
                                                                  --------------
                                                                       9,817,977

AUTO SERVICES - 1.00%
Lithia Motors, Inc., Class A                             50,556        1,617,792

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUTO SERVICES (CONTINUED)
Spartan Motors, Inc. *                                   46,271   $      642,704
                                                                  --------------
                                                                       2,260,496

AUTOMOBILES - 1.43%
Rush Enterprises, Inc., Class A *                        19,628          341,920
United Auto Group, Inc. (a)                              69,007        2,907,955
                                                                  --------------
                                                                       3,249,875

BANKING - 0.43%
Bank of the Ozarks, Inc. (a)                             30,445          982,460

BIOTECHNOLOGY - 0.52%
Techne Corp. *                                           21,500        1,175,620

BUILDING MATERIALS & CONSTRUCTION - 2.27%
Builders FirstSource, Inc. *                            196,149        4,072,053
Eagle Materials, Inc. (a)                                22,040        1,074,009
                                                                  --------------
                                                                       5,146,062

BUSINESS SERVICES - 0.85%
Exponent, Inc. *                                         11,900          357,000
SRA International, Inc., Class A * (a)                   49,700        1,563,562
                                                                  --------------
                                                                       1,920,562

COMPUTERS & BUSINESS EQUIPMENT - 4.08%
CACI International, Inc., Class A *                      41,092        2,503,325
Digi International, Inc. *                              239,402        2,846,490
Komag, Inc. * (a)                                        37,300        1,549,069
Sonic Solutions * (a)                                   153,605        2,344,012
                                                                  --------------
                                                                       9,242,896

CONSTRUCTION & MINING EQUIPMENT - 1.74%
Pason Systems, Inc.                                     245,672        3,953,829

CONSTRUCTION MATERIALS - 1.04%
Universal Forest Products, Inc. (a)                      35,818        2,354,317

CRUDE PETROLEUM & NATURAL GAS - 1.57%
Cimarex Energy Company (a)                               36,800        1,492,608
Unit Corp. *                                             34,631        2,075,089
                                                                  --------------
                                                                       3,567,697

DOMESTIC OIL - 2.56%
Brigham Exploration Company * (a)                       165,957        1,277,869
Oil States International, Inc. * (a)                     65,876        2,288,532
TETRA Technologies, Inc. *                               77,360        2,246,535
                                                                  --------------
                                                                       5,812,936

DRUGS & HEALTH CARE - 1.33%
Qiagen NV * (a)                                         124,400        1,772,700
West Pharmaceutical Services, Inc. (a)                   36,300        1,234,926
                                                                  --------------
                                                                       3,007,626

ELECTRICAL EQUIPMENT - 2.45%
AMETEK, Inc.                                             87,795        4,006,086
FLIR Systems, Inc. * (a)                                 60,500        1,544,565
                                                                  --------------
                                                                       5,550,651

ELECTRICAL UTILITIES - 0.95%
Allete, Inc.                                             20,841          947,849

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Pike Electric Corp. * (a)                                61,100   $    1,194,505
                                                                  --------------
                                                                       2,142,354

ELECTRONICS - 0.61%
TTM Technologies, Inc. *                                 94,132        1,375,269

ENERGY - 2.87%
Headwaters, Inc. * (a)                                   50,318        1,381,229
New Jersey Resources Corp.                               28,445        1,277,749
Southwestern Energy Company *                           119,146        3,848,416
                                                                  --------------
                                                                       6,507,394

FINANCIAL SERVICES - 5.46%
Accredited Home Lenders Holding Company * (a)            70,640        3,669,042
Ace Cash Express, Inc. * (a)                            108,776        2,894,529
Affiliated Managers Group, Inc. * (a)                    34,220        3,086,644
Commercial Capital Bancorp, Inc.                        100,280        1,574,396
Harbor Florida Bancshares, Inc. (a)                      31,100        1,143,236
                                                                  --------------
                                                                      12,367,847

HEALTHCARE PRODUCTS - 2.32%
American Medical Systems Holdings, Inc. * (a)            47,000          929,190
Orthofix International NV *                              29,356        1,115,528
Polymedica Corp. (a)                                     55,716        2,138,937
Respironics, Inc. *                                      31,576        1,074,216
                                                                  --------------
                                                                       5,257,871

HOMEBUILDERS - 3.64%
Beazer Homes USA, Inc. (a)                               12,600          626,850
Comstock Homebuilding Companies, Inc. * (a)              93,142          653,857
Meritage Homes Corp. * (a)                               66,300        3,553,017
Ryland Group, Inc. (a)                                   69,412        3,415,764
                                                                  --------------
                                                                       8,249,488

HOUSEHOLD APPLIANCES - 1.85%
Drew Industries, Inc. * (a)                              60,244        1,909,735
Technical Olympic USA, Inc. (a)                         126,986        2,293,367
                                                                  --------------
                                                                       4,203,102

HOUSEHOLD PRODUCTS - 0.97%
Tempur-Pedic International, Inc. * (a)                  160,348        2,206,388

INDUSTRIAL MACHINERY - 6.50%
Actuant Corp., Class A (a)                               46,957        2,771,872
Ceradyne, Inc. * (a)                                     89,612        3,913,356
FMC Technologies, Inc. *                                 27,083        1,807,519
Graco, Inc.                                              45,604        2,096,416
Middleby Corp. * (a)                                     29,256        2,613,439
Rush Enterprises, Inc., Class B *                        94,165        1,518,881
                                                                  --------------
                                                                      14,721,483

INSURANCE - 3.55%
American Equity Investment Life Holding
   Company (a)                                           32,400          422,820
Aspen Insurance Holdings, Ltd.                           86,610        1,876,839
Assured Guaranty, Ltd. (a)                               54,153        1,348,951
Hub International, Ltd.                                  48,423        1,326,306
Max Re Capital, Ltd.                                     35,800          859,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Scottish Re Group, Ltd. (a)                              27,341   $      530,962
Triad Guaranty, Inc. * (a)                               31,143        1,685,771
                                                                  --------------
                                                                       8,050,849

INTERNET CONTENT - 0.36%
Schawk, Inc., Class A (a)                                43,000          813,560

INTERNET SERVICE PROVIDER - 0.52%
Tom Online, Inc., ADR * (a)                              54,900        1,177,605

LEISURE TIME - 1.33%
Penn National Gaming, Inc. *                             78,249        3,007,109

MANUFACTURING - 2.20%
Carlisle Companies, Inc.                                 36,955        3,000,746
Raven Industries, Inc. (a)                               62,526        1,973,946
                                                                  --------------
                                                                       4,974,692

MEDICAL-HOSPITALS - 0.68%
VCA Antech, Inc. *                                       50,868        1,532,144

METAL & METAL PRODUCTS - 1.27%
Quanex Corp. (a)                                         45,550        1,791,026
Reliance Steel & Aluminum Company                        13,392        1,079,529
                                                                  --------------
                                                                       2,870,555

MINING - 1.42%
AMCOL International Corp. (a)                           119,410        3,227,652

MOBILE HOMES - 2.22%
Thor Industries, Inc. (a)                                65,278        3,138,566
Winnebago Industries, Inc. (a)                           66,573        1,889,342
                                                                  --------------
                                                                       5,027,908

PETROLEUM SERVICES - 0.99%
Core Laboratories NV *                                   39,766        2,246,779

RAILROADS & EQUIPMENT - 1.11%
Genesee & Wyoming, Inc., Class A *                       83,373        2,504,525

REAL ESTATE - 19.89%
Aames Investment Corp., REIT (a)                        332,447        1,758,645
American Home Mortgage Investment Corp.,
   REIT (a)                                             171,543        5,724,390
Anthracite Capital, Inc., REIT                           92,756        1,044,433
Ashford Hospitality Trust, Inc., REIT (a)               248,389        2,968,248
BioMed Realty Trust, Inc., REIT                          41,000        1,175,470
Corporate Office Properties Trust, REIT                  59,547        2,352,106
Equity One, Inc., REIT (a)                               94,073        2,088,421
First Potomac Realty Trust, REIT                         44,400        1,186,368
Gramercy Captial Corp., REIT                             69,604        1,820,841
HomeBanc Corp., Georgia, REIT (a)                       143,700        1,120,860
Jer Investors Trust, Inc., REIT (a)                     167,548        2,618,775
KKR Financial Corp., REIT                               175,537        3,782,822
LaSalle Hotel Properties, REIT                           79,180        3,288,345
Luminent Mortgage Capital, Inc., REIT                   118,611        1,056,824
MortgageIT Holdings, Inc., REIT (a)                      76,000          926,440
New Century Financial Corp., REIT (a)                    58,702        2,733,752
Newcastle Investment Corp., REIT                        148,165        3,644,859
RAIT Investment Trust, REIT (a)                         100,543        2,533,684

SMALL CAP OPPORTUNITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Redwood Trust, Inc., REIT                                53,846   $    2,474,762
Saxon Capital, Inc., REIT (a)                            70,100          781,615
                                                                  --------------
                                                                      45,081,660

RETAIL GROCERY - 0.74%
Ruddick Corp. (a)                                        44,971        1,054,120
United Natural Foods, Inc. * (a)                         19,145          633,700
                                                                  --------------
                                                                       1,687,820

RETAIL TRADE - 1.78%
Cabela's, Inc. * (a)                                     88,340        1,575,102
First Cash Financial Services, Inc. *                    86,572        1,857,835
Ritchie Brothers Auctioneers, Inc.                       10,280          606,520
                                                                  --------------
                                                                       4,039,457

SEMICONDUCTORS - 1.51%
Diodes, Inc. * (a)                                       96,396        3,432,662

SOFTWARE - 0.57%
Websense, Inc. * (a)                                     58,034        1,285,453

STEEL - 0.60%
NS Group, Inc. * (a)                                     27,400        1,367,808

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.08%
J2 Global Communications, Inc. * (a)                     89,200        2,369,152
NETGEAR, Inc. * (a)                                     100,248        2,346,806
                                                                  --------------
                                                                       4,715,958

TRUCKING & FREIGHT - 3.83%
Landstar Systems, Inc.                                   25,468        1,125,431
Old Dominion Freight Lines, Inc. *                      122,187        3,764,581
Oshkosh Truck Corp.                                      71,834        3,796,427
                                                                  --------------
                                                                       8,686,439
                                                                  --------------
TOTAL COMMON STOCKS (Cost $200,936,880)                           $  224,729,274
                                                                  --------------
SHORT TERM INVESTMENTS - 25.03%
State Street Navigator Securities Lending
   Prime Portfolio (c)                           $   56,734,538   $   56,734,538
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $56,734,538)                                             $   56,734,538
                                                                  --------------
REPURCHASE AGREEMENTS - 1.00%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $2,264,233 on 06/01/2006, collateralized
   by $2,305,000 Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007 (valued at
   $2,310,763, including interest) (c)           $    2,264,000   $    2,264,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,264,000)                                              $    2,264,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES
   FUND)
   (COST $259,935,418) - 125.18%                                  $  283,727,812
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.18)%                                                          (57,071,050)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  226,656,762
                                                                  ==============

SMALL COMPANY FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.39%

AEROSPACE - 0.18%
Armor Holdings, Inc. * (a)                                2,780   $      158,794

AIR TRAVEL - 0.29%
Frontier Airlines Holdings, Inc. * (a)                    4,054           25,094
Mesa Air Group, Inc. * (a)                                3,607           34,555
SkyWest, Inc. (a)                                         8,420          195,597
                                                                  --------------
                                                                         255,246

APPAREL & TEXTILES - 2.50%
Brown Shoe, Inc. (a)                                     27,989          984,653
DHB Industries, Inc. * (a)                               33,324           52,319
Guess, Inc. * (a)                                         4,139          171,603
Kellwood Company (a)                                     19,449          606,614
The Gymboree Corp. *                                     10,070          356,377
                                                                  --------------
                                                                       2,171,566

AUTO PARTS - 0.95%
Accuride Corp. * (a)                                     10,365          118,990
ArvinMeritor, Inc. (a)                                   41,853          701,875
                                                                  --------------
                                                                         820,865

AUTOMOBILES - 1.44%
Group 1 Automotive, Inc.                                 20,600        1,251,862

BANKING - 5.21%
Anchor BanCorp Wisconsin, Inc. (a)                            0                0
BancFirst Corp.                                           2,352          105,252
Bank of Hawaii Corp.                                     17,308          878,035
Capital Crossing Bank * (a)                                 490           11,123
Center Financial Corp. (a)                                3,676           85,761
City National Corp.                                       7,646          556,094
Columbia Banking System, Inc. (a)                           506           17,002
Commerce Bancshares, Inc. (a)                             6,218          321,533
Community Trust Bancorp, Inc.                               488           16,607
Corus Bankshares, Inc. (a)                               29,963          846,455
Cullen Frost Bankers, Inc. (a)                            3,197          181,270
Downey Financial Corp. (a)                               13,591          925,547
First Citizens Bancshares, Inc. (a)                         650          122,726
First Indiana Corp. (a)                                   1,250           32,775
First Regional Bancorp * (a)                                676           57,697
Greater Bay Bancorp                                       1,076           32,076
Hancock Holding Company                                     342           18,447
Intervest Bancshares Corp *                               3,051          122,772
Old Second Bancorp, Inc. (a)                              1,419           42,740
Pacific Capital Bancorp                                   1,293           44,453
Whitney Holding Corp. (a)                                 1,109           40,079
Wilmington Trust Corp.                                    1,312           56,035
                                                                  --------------
                                                                       4,514,479
BIOTECHNOLOGY - 0.40%
Digene Corp. * (a)                                        9,300          347,634

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.15%
New Frontier Media, Inc. *                                2,300   $       19,872
Sinclair Broadcast Group, Inc., Class A (a)              12,541          106,724
                                                                  --------------
                                                                         126,596

BUILDING MATERIALS & CONSTRUCTION - 1.11%
BlueLinx Holdings, Inc. (a)                              20,392          274,884
Lennox International, Inc. (a)                           24,179          688,135
                                                                  --------------
                                                                         963,019

BUSINESS SERVICES - 4.67%
Acxiom Corp.                                             34,491          813,298
Administaff, Inc.                                        15,785          606,618
Arbinet-Thexchange. Inc. * (a)                            6,121           33,849
Dun & Bradstreet Corp. *                                    439           31,990
Ezcorp, Inc., Class A *                                   2,722           87,948
Global Payments, Inc.                                    29,717        1,384,218
ICT Group, Inc. * (a)                                       744           19,924
John H. Harland Company                                  20,129          862,125
Kendle International, Inc. *                              2,282           73,982
Spherion Corp. * (a)                                     16,687          139,503
                                                                  --------------
                                                                       4,053,455

CABLE AND TELEVISION - 0.11%
LodgeNet Entertainment Corp. * (a)                        4,810           90,957

CELLULAR COMMUNICATIONS - 0.53%
Brightpoint, Inc. * (a)                                  16,602          354,951
Tessco Technologies, Inc. * (a)                           5,373          104,343
                                                                  --------------
                                                                         459,294

CHEMICALS - 2.39%
Celanese Corp., Series A (a)                             18,873          371,987
FMC Corp.                                                 3,742          241,621
Glenayre Technologies, Inc. * (a)                        62,688          174,899
Olin Corp. (a)                                           19,390          343,397
Pioneer Companies, Inc. * (a)                             8,405          233,407
UAP Holding Corp. (a)                                     6,935          163,666
Westlake Chemical Corp. (a)                              17,346          541,542
                                                                  --------------
                                                                       2,070,519

COAL - 0.19%
Massey Energy Company (a)                                 4,392          163,909

COMMERCIAL SERVICES - 0.27%
Vertrue, Inc. * (a)                                       6,111          238,023

COMPUTERS & BUSINESS EQUIPMENT - 5.09%
Agilysys, Inc. (a)                                       28,711          473,731
CalAmp Corp. *                                           13,431          131,355
Intergraph Corp. * (a)                                   10,026          356,424
Komag, Inc. * (a)                                        27,152        1,127,623
Lasercard Corp. * (a)                                    12,401          205,237
MTS Systems Corp. (a)                                    10,931          456,369
Palm, Inc. * (a)                                         11,521          189,866
Plexus Corp. * (a)                                       29,925        1,176,950
Sybase, Inc. *                                              651           13,261
Sykes Enterprises, Inc. *                                16,640          286,874
                                                                  --------------
                                                                       4,417,690

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS - 5.39%
Applied Industrial Technologies, Inc.                    23,379   $      901,260
Columbus McKinnon Corp. *                                 7,626          200,564
EMCOR Group, Inc. *                                       8,154          392,126
JLG Industries, Inc. (a)                                 14,547          316,397
Louisiana-Pacific Corp.                                  33,720          818,047
Universal Forest Products, Inc.                           7,034          462,345
USG Corp. * (a)                                          17,232        1,586,723
                                                                  --------------
                                                                       4,677,462

CONTAINERS & GLASS - 0.41%
Greif, Inc., Class A                                      1,773          112,408
Silgan Holdings, Inc.                                     6,441          240,829
                                                                  --------------
                                                                         353,237

CRUDE PETROLEUM & NATURAL GAS - 2.13%
Harvest Natural Resources, Inc. * (a)                    31,959          441,354
Penn Virginia Corp.                                         300           20,370
Pogo Producing Company                                   18,938          853,346
Swift Energy Company * (a)                                2,596          104,256
W&T Offshore, Inc. (a)                                   11,084          425,293
                                                                  --------------
                                                                       1,844,619

DOMESTIC OIL - 2.68%
Frontier Oil Corp.                                       25,062        1,403,472
Giant Industries, Inc. *                                  2,879          181,953
St. Mary Land & Exploration Company (a)                  18,850          736,846
                                                                  --------------
                                                                       2,322,271

DRUGS & HEALTH CARE - 1.71%
Alliance Imaging, Inc. * (a)                              9,640           55,912
Alpharma, Inc., Class A (a)                              33,484          784,195
Candela Corp. * (a)                                      22,040          379,529
Nutraceutical International Corp. *                       8,093          131,511
Pain Therapeutics, Inc. * (a)                             5,179           44,022
Vital Signs, Inc. (a)                                     1,322           66,127
West Pharmaceutical Services, Inc.                          710           24,154
                                                                  --------------
                                                                       1,485,450

ELECTRICAL EQUIPMENT - 1.71%
A.O. Smith Corp. (a)                                     14,573          640,483
American Science & Engineering, Inc. * (a)                  600           34,482
Ampex Corp. *                                               982           14,543
Lamson & Sessions Company * (a)                          14,794          360,826
Wesco International, Inc. * (a)                           6,623          435,396
                                                                  --------------
                                                                       1,485,730

ELECTRICAL UTILITIES - 0.56%
Cleco Corp.                                               5,237          116,314
Pepco Holdings, Inc. (a)                                  4,100           94,136
Unisource Energy Corp. (a)                                8,984          272,215
                                                                  --------------
                                                                         482,665

ELECTRONICS - 3.03%
Ansoft Corp. * (a)                                        3,168           62,029
Arrow Electronics, Inc. *                                29,711          965,608
AVX Corp. (a)                                            16,763          274,410
Multi-Fineline Electronix, Inc. * (a)                     3,596          119,639

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Planar Systems Inc. * (a)                                15,957   $      213,505
Teleflex, Inc.                                           13,898          852,503
Zygo Corp. *                                              9,455          142,203
                                                                  --------------
                                                                       2,629,897

ENERGY - 1.23%
Energen Corp. (a)                                        31,461        1,065,899

FINANCIAL SERVICES - 1.57%
Americredit Corp. * (a)                                  30,783          893,938
Calamos Asset Management, Inc. (a)                        2,076           65,996
City Holding Company (a)                                  3,387          122,474
Ocwen Financial Corp. * (a)                               3,288           37,286
SWS Group, Inc. (a)                                       8,997          209,000
Taylor Capital Group, Inc. (a)                              866           35,619
                                                                  --------------
                                                                       1,364,313

FOOD & BEVERAGES - 3.13%
Chiquita Brands International, Inc. (a)                  16,275          232,895
Del Monte Foods Company                                  76,794          909,241
Domino's Pizza, Inc.                                     32,806          776,846
Hansen Natural Corp. * (a)                                  328           60,638
J & J Snack Foods Corp.                                     503           16,272
M & F Worldwide Corp. * (a)                               7,776          122,861
Seabord Corp. (a)                                           392          514,304
Spartan Stores, Inc. (a)                                  6,261           82,958
                                                                  --------------
                                                                       2,716,015

GAS & PIPELINE UTILITIES - 0.94%
Maverick Tube Corp. *                                       999           48,152
UGI Corp.                                                30,084          699,754
Vectren Corp. (a)                                         2,676           70,994
                                                                  --------------
                                                                         818,900

HEALTHCARE PRODUCTS - 3.91%
Cantel Medical Corp. * (a)                                  800           11,048
Cutera, Inc. * (a)                                       12,675          209,011
Dade Behring Holdings, Inc.                              19,997          744,888
Haemonetics Corp. *                                      15,306          772,953
Health Tronics, Inc. * (a)                                4,201           31,003
Henry Schein, Inc. * (a)                                    400           18,436
Hologic, Inc. * (a)                                       2,800          110,572
ICU Medical, Inc. * (a)                                   4,305          178,528
IDEXX Laboratories, Inc. *                                  606           46,317
Kinetic Concepts, Inc. *                                  7,608          295,951
Molecular Devices Corp. * (a)                             7,914          227,448
Natus Medical, Inc. * (a)                                 2,661           33,183
PetMed Express, Inc. * (a)                                  689            8,530
PSS World Medical, Inc. * (a)                            16,484          292,756
STERIS Corp.                                              2,941           66,908
SurModics, Inc. * (a)                                     7,124          277,195
Zoll Medical Corp. * (a)                                  2,204           65,282
                                                                  --------------
                                                                       3,390,009

HEALTHCARE SERVICES - 3.64%
Air Methods Corp *                                        7,511          168,622

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Magellan Health Services, Inc. *                         17,233   $      697,075
Odyssey Healthcare, Inc. * (a)                            1,500           24,465
Pediatrix Medical Group, Inc. * (a)                         600           27,714
Sierra Health Services, Inc. * (a)                       32,833        1,352,720
Wellcare Health Plans, Inc. *                            17,803          885,699
                                                                  --------------
                                                                       3,156,295

HOLDINGS COMPANIES/CONGLOMERATES - 0.79%
United Industrial Corp. (a)                              13,962          686,372

HOMEBUILDERS - 0.96%
NVR, Inc. * (a)                                           1,365          831,285

HOTELS & RESTAURANTS - 1.32%
Luby's Cafeterias, Inc. * (a)                            13,387          139,760
Main Street Restaurant Group, Inc. *                      8,386           52,329
Marcus Corp. (a)                                          5,867          103,318
Papa Johns International, Inc. * (a)                     26,920          846,903
                                                                  --------------
                                                                       1,142,310

INDUSTRIAL MACHINERY - 1.68%
Cummins, Inc. (a)                                        10,624        1,170,871
Flow International Corp. * (a)                            9,936          133,142
Mitcham Industries, Inc. *                               10,227          150,746
                                                                  --------------
                                                                       1,454,759

INDUSTRIALS - 0.37%
Crane Company                                             7,892          317,101

INSURANCE - 4.19%
American Financial Group, Inc. (a)                        9,181          387,071
Conseco, Inc. * (a)                                       4,025           96,962
EMC Insurance Group, Inc. (a)                             1,970           62,804
First American Corp.                                      7,465          313,306
FPIC Insurance Group, Inc. * (a)                          1,323           49,705
LandAmerica Financial Group, Inc. (a)                    17,190        1,150,355
PICO Holdings, Inc. * (a)                                 1,031           35,054
Protective Life Corp.                                    12,573          557,235
Safety Insurance Group, Inc.                              4,638          218,635
Selective Insurance Group, Inc.                             930           50,685
Zenith National Insurance Corp.                          17,882          715,280
                                                                  --------------
                                                                       3,637,092

INTERNATIONAL OIL - 0.17%
Parker Drilling Company * (a)                            19,666          145,135

INTERNET SERVICE PROVIDER - 0.55%
Earthlink, Inc. * (a)                                     1,636           13,628
TriZetto Group, Inc. * (a)                               14,494          206,685
United Online, Inc. (a)                                  21,208          252,799
                                                                  --------------
                                                                         473,112

INTERNET SOFTWARE - 0.63%
RealNetworks, Inc. *                                     57,400          543,004

LEISURE TIME - 1.09%
DreamWorks Animation SKG, Class A * (a)                  10,874          282,180
Monarch Casino & Resort, Inc. * (a)                       1,249           34,423
Multimedia Games, Inc. * (a)                             31,640          354,684

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Steinway Musical Instruments, Inc. * (a)                  4,232   $      114,476
Sunterra Corp. * (a)                                      8,574           88,655
Vail Resorts, Inc. * (a)                                  1,886           67,802
                                                                  --------------
                                                                         942,220

MANUFACTURING - 0.74%
Acuity Brands, Inc. (a)                                     553           22,065
Blout International, Inc. *                               7,135           91,470
Mettler-Toledo International, Inc. *                      8,187          530,436
                                                                  --------------
                                                                         643,971

METAL & METAL PRODUCTS - 2.76%
Metal Management, Inc. (a)                               11,716          367,765
Quanex Corp. (a)                                         13,375          525,885
Reliance Steel & Aluminum Company                        17,616        1,420,026
Shiloh Industries, Inc *                                  4,016           78,834
                                                                  --------------
                                                                       2,392,510

MINING - 0.47%
Cleveland-Cliffs, Inc. (a)                                5,579          410,726

OFFICE FURNISHINGS & SUPPLIES - 0.02%
CompX International, Inc. (a)                             1,227           19,141

PETROLEUM SERVICES - 3.26%
Grey Wolf, Inc. * (a)                                    48,190          368,654
Lone Star Technologies, Inc. * (a)                       10,150          492,275
McDermott International, Inc. *                          14,071          923,198
SEACOR SMIT, Inc. * (a)                                   3,013          245,560
Seitel, Inc. * (a)                                       94,856          378,475
Tesoro Petroleum Corp.                                    6,185          421,260
                                                                  --------------
                                                                       2,829,422

PHARMACEUTICALS - 2.13%
Alkermes, Inc. * (a)                                     46,340          918,459
King Pharmaceuticals, Inc. * (a)                         48,127          855,698
ViroPharma, Inc. * (a)                                    7,720           75,115
                                                                  --------------
                                                                       1,849,272

PLASTICS - 0.19%
Spartech Corp.                                            7,213          165,611

PUBLISHING - 0.48%
Consolidated Graphics, Inc. *                             7,180          365,749
John Wiley & Sons, Inc.,Class A                             500           17,415
Playboy Enterprises, Inc., Class B * (a)                  3,687           35,543
                                                                  --------------
                                                                         418,707

RAILROADS & EQUIPMENT - 0.39%
Kansas City Southern * (a)                               12,596          334,172

REAL ESTATE - 2.56%
CBL & Associates Properties, Inc., REIT                  21,534          805,587
Innkeepers USA Trust, REIT                                4,453           69,111
Mission West Properties, Inc., REIT (a)                   8,196           87,861
New Century Financial Corp., REIT                           995           46,337
NorthStar Realty Finance Corp., REIT                     17,069          188,783
Saul Centers, Inc., REIT (a)                              1,200           42,804
Tanger Factory Outlet Centers, Inc., REIT                 2,700           81,999

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Taubman Centers, Inc., REIT                              23,063   $      897,151
                                                                  --------------
                                                                       2,219,633

RETAIL GROCERY - 0.06%
Wild Oats Markets, Inc. * (a)                             3,348           53,401

RETAIL TRADE - 5.98%
Barnes & Noble, Inc. (a)                                 21,464          819,495
Blair Corp.                                               1,700           60,588
Bon-Ton Stores, Inc. (a)                                 12,263          323,988
Building Materials Holding Corp. (a)                     28,892          824,000
Dollar Tree Stores, Inc. *                                2,862           75,643
Longs Drug Stores Corp. (a)                               1,516           69,797
Pantry, Inc. * (a)                                       16,090          930,002
Payless ShoeSource, Inc. *                               33,639          897,489
The Dress Barn, Inc. * (a)                               50,497        1,181,125
                                                                  --------------
                                                                       5,182,127

SEMICONDUCTORS - 1.81%
Cymer, Inc. * (a)                                         4,513          209,358
MKS Instruments, Inc. *                                  14,588          318,456
OmniVision Technologies, Inc. * (a)                         415           12,159
ON Semiconductor Corp. * (a)                            147,171          888,913
Zoran Corp. *                                             5,821          144,070
                                                                  --------------
                                                                       1,572,956

SOFTWARE - 1.78%
Actuate Corp. *                                          14,106           56,847
American Reprographics Company *                            603           20,906
Aspen Technology, Inc. * (a)                             43,307          506,692
DucoCorp, Inc. *                                          2,500           19,875
InfoUSA, Inc. * (a)                                       1,432           14,879
MicroStrategy, Inc., Class A * (a)                        7,943          749,660
SPSS, Inc. *                                              4,698          173,826
                                                                  --------------
                                                                       1,542,685

STEEL - 2.33%
Chaparral Steel Company * (a)                             1,837          112,847
Novamerican Steel, Inc *                                  1,337           59,964
Olympic Steel, Inc. (a)                                  12,685          422,664
Ryerson, Inc. (a)                                        19,743          515,292
Steel Dynamics, Inc. (a)                                 15,606          906,553
                                                                  --------------
                                                                       2,017,320

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.09%
Premiere Global Services, Inc. * (a)                      6,980           52,350
Sirenza Microdevices Inc *                                1,845           21,070
                                                                  --------------
                                                                          73,420

TELEPHONE - 0.47%
CenturyTel, Inc. (a)                                     10,301          368,261
TALK America Holdings, Inc. * (a)                         2,233           17,417
Valor Communications Group, Inc. (a)                      1,686           20,772
                                                                  --------------
                                                                         406,450

TIRES & RUBBER - 0.35%
Goodyear Tire & Rubber Company * (a)                     23,777          302,443

SMALL COMPANY FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TOBACCO - 1.06%
Loews Corp. - Carolina Group                             19,826   $      920,719

TOYS, AMUSEMENTS & SPORTING GOODS - 0.98%
Hasbro, Inc.                                              1,576           29,219
Jakks Pacific, Inc. * (a)                                41,980          818,190
                                                                  --------------
                                                                         847,409
TRANSPORTATION - 0.49%
Bristow Group, Inc. * (a)                                 3,112          112,063
Kirby Corp. *                                             4,182          314,194
                                                                  --------------
                                                                         426,257
TRUCKING & FREIGHT - 1.72%
Arkansas Best Corp. (a)                                   3,728          153,631
EGL, Inc. *                                               4,733          213,316
Forward Air Corp.                                         4,834          180,888
Heartland Express, Inc. (a)                              11,107          187,259
Knight Transportation, Inc. (a)                          11,394          216,942
Landstar Systems, Inc. (a)                                9,327          412,160
Old Dominion Freight Lines, Inc. *                        4,131          127,276
                                                                  --------------
                                                                       1,491,472
                                                                  --------------
TOTAL COMMON STOCKS (Cost $82,831,145)                            $   86,188,884
                                                                  --------------
SHORT TERM INVESTMENTS - 25.35%

State Street Navigator Securities
   Lending Prime Portfolio                       $   21,985,920   $   21,985,920
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $21,985,920)                                             $   21,985,920
                                                                  --------------
REPURCHASE AGREEMENTS - 0.83%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $717,074 on 06/01/2006, collateralized
   by $735,000 Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007
   (valued at $736,838, including interest)      $      717,000   $      717,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $717,000)                       $      717,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL COMPANY FUND)
   (COST $105,534,065) - 125.57%                                  $  108,891,804
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.57)%                                                          (22,171,997)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   86,719,807
                                                                  ==============

SMALL COMPANY GROWTH FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.59%

ADVERTISING - 1.31%
Aquantive, Inc. *                                        20,649   $      511,889

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ADVERTISING (CONTINUED)
ValueClick, Inc. *                                       22,502   $      354,631
                                                                  --------------
                                                                         866,520

AEROSPACE - 0.53%
TransDigm Group, Inc. *                                  14,015          353,038

AGRICULTURE - 0.52%
Delta & Pine Land Company                                12,110          342,955

APPAREL & TEXTILES - 1.41%
Joseph A. Bank Clothiers, Inc. *                         15,108          548,723
Warnaco Group, Inc. *                                    21,448          385,849
                                                                  --------------
                                                                         934,572

BANKING - 4.35%
East West Bancorp, Inc.                                  15,764          629,772
Greenhill & Company, Inc.                                 5,074          301,396
PrivateBancorp, Inc.                                      7,530          331,922
SVB Financial Group *                                    10,737          517,738
Texas Capital Bancshares, Inc. *                         12,759          292,819
Texas Regional Bancshares, Inc., Class A                 10,044          317,290
UCBH Holdings, Inc.                                      27,824          491,928
                                                                  --------------
                                                                       2,882,865

BIOTECHNOLOGY - 3.08%
Integra LifeSciences Holdings Corp. *                    12,425          477,617
MGI Pharma, Inc. *                                       18,572          334,482
Millipore Corp. *                                         5,613          389,542
Myriad Genetics, Inc. *                                  16,405          428,335
Nektar Therapeutics *                                    20,684          413,473
                                                                  --------------
                                                                       2,043,449

BUILDING MATERIALS & CONSTRUCTION - 0.94%
Eagle Materials, Inc.                                    12,801          623,793

BUSINESS SERVICES - 4.45%
CoStar Group, Inc. *                                     10,521          561,295
Euronet Worldwide, Inc. *                                19,677          689,285
Global Payments, Inc.                                     7,784          362,579
Jackson Hewitt Tax Service, Inc.                         10,781          352,539
Korn/Ferry International *                               26,065          534,333
MPS Group, Inc. *                                        29,759          447,575
                                                                  --------------
                                                                       2,947,606

CHEMICALS - 0.26%
Rockwood Holdings, Inc. *                                 7,400          174,936

COMPUTERS & BUSINESS EQUIPMENT - 2.20%
Blue Coat Systems, Inc. *                                 6,948          110,334
Cogent, Inc. *                                           19,252          298,791
Kronos, Inc. *                                           11,073          442,920
Merge Technologies, Inc. *                               14,216          180,686
Micros Systems, Inc. *                                   10,429          429,153
                                                                  --------------
                                                                       1,461,884

CONSTRUCTION MATERIALS - 1.52%
JLG Industries, Inc.                                     21,833          474,868
Regal-Beloit Corp.                                       11,181          535,905
                                                                  --------------
                                                                       1,010,773

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 1.88%
Hydril *                                                  7,140   $      534,715
Unit Corp. *                                             11,831          708,913
                                                                  --------------
                                                                       1,243,628

DOMESTIC OIL - 1.89%
Encore Aquisition Company *                              17,682          469,634
Range Resources Corp.                                    18,405          476,689
Whiting Petroleum Corp. *                                 8,106          306,812
                                                                  --------------
                                                                       1,253,135

DRUGS & HEALTH CARE - 1.62%
CV Therapeutics, Inc. *                                  11,854          197,488
Immucor Corp. *                                          21,417          389,566
Mentor Corp.                                             11,977          483,751
                                                                  --------------
                                                                       1,070,805

ELECTRICAL EQUIPMENT - 3.63%
FLIR Systems, Inc. *                                     21,133          539,526
General Cable Corp. *                                    16,103          519,483
Varian, Inc. *                                           14,347          631,411
Wesco International, Inc. *                              10,883          715,448
                                                                  --------------
                                                                       2,405,868

ELECTRICAL UTILITIES - 0.81%
Pike Electric Corp. *                                    27,397          535,611

ELECTRONICS - 2.33%
Thomas & Betts Corp. *                                   14,340          824,550
Trimble Navigation, Ltd. *                               15,661          719,466
                                                                  --------------
                                                                       1,544,016

FINANCIAL SERVICES - 1.35%
Affiliated Managers Group, Inc. *                         6,768          610,473
National Financial Partners Corp.                         6,356          285,067
                                                                  --------------
                                                                         895,540

FOOD & BEVERAGES - 0.81%
Performance Food Group Company *                         16,408          534,737

GAS & PIPELINE UTILITIES - 0.67%
Bill Barrett Corp. *                                     13,921          446,864

HEALTHCARE PRODUCTS - 4.22%
American Medical Systems Holdings, Inc. *                27,285          539,424
Cyberonics, Inc. *                                       16,048          401,040
Gen-Probe, Inc. *                                         9,422          508,788
Nuvasive, Inc. *                                         29,871          490,781
The Medicines Company *                                  17,555          324,767
Wright Medical Group, Inc. *                             23,688          535,349
                                                                  --------------
                                                                       2,800,149

HEALTHCARE SERVICES - 3.31%
Genesis HealthCare Corp. *                               10,146          477,572
Pediatrix Medical Group, Inc. *                          12,635          583,611
Per-Se Technologies, Inc. *                              22,442          559,255
The Advisory Board Company *                             11,089          573,301
                                                                  --------------
                                                                       2,193,739
HOLDINGS COMPANIES/CONGLOMERATES - 0.67%
United Industrial Corp.                                   8,991          441,998

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS - 4.13%
Applebee's International, Inc.                           16,848   $      340,667
Choice Hotels, Inc.                                      10,279          555,785
Four Seasons Hotels, Inc.                                 6,619          409,187
Jack In the Box, Inc. *                                  11,307          471,050
P.F. Chang's China Bistro, Inc. *                        12,071          499,860
RARE Hospitality International, Inc. *                   14,995          461,096
                                                                  --------------
                                                                       2,737,645

HOUSEHOLD APPLIANCES - 0.76%
The Toro Company                                         10,461          504,952

HOUSEHOLD PRODUCTS - 1.53%
Church & Dwight, Inc.                                    12,940          467,781
Tempur-Pedic International, Inc. *                       39,501          543,534
                                                                  --------------
                                                                       1,011,315

INDUSTRIAL MACHINERY - 2.65%
Actuant Corp., Class A                                    8,839          521,766
Ceradyne, Inc. *                                          9,881          431,503
FMC Technologies, Inc. *                                 12,024          802,482
                                                                  --------------
                                                                       1,755,751

INSURANCE - 1.47%
HCC Insurance Holdings, Inc.                             15,914          488,401
ProAssurance Corp. *                                     10,343          488,293
                                                                  --------------
                                                                         976,694

INTERNET CONTENT - 0.71%
Digitas, Inc. *                                          36,175          470,637

INTERNET SOFTWARE - 1.51%
F5 Networks, Inc. *                                      10,547          511,740
Safenet, Inc. *                                          13,284          220,780
Sapient Corp. *                                          50,039          267,709
                                                                  --------------
                                                                       1,000,229

LEISURE TIME - 0.74%
RC2 Corp. *                                              13,718          487,675

MANUFACTURING - 1.50%
Acuity Brands, Inc.                                      12,468          497,473
Coherent, Inc. *                                         15,154          499,021
                                                                  --------------
                                                                         996,494

MEDICAL-HOSPITALS - 2.45%
AmSurg Corp. *                                           14,198          342,030
Lifepoint Hospitals, Inc. *                              14,560          514,405
Palomar Medical Technologies, Inc. *                      1,609           71,809
VCA Antech, Inc. *                                       23,051          694,296
                                                                  --------------
                                                                       1,622,540

MINING - 0.93%
Lincoln Electric Holding, Inc.                           11,226          616,981

PETROLEUM SERVICES - 3.38%
Core Laboratories NV *                                   10,444          590,086
Grey Wolf, Inc. *                                        58,794          449,774
Superior Energy Services, Inc. *                         19,438          639,510
Veritas DGC, Inc. *                                      11,851          559,723
                                                                  --------------
                                                                       2,239,093

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 2.85%
Alkermes, Inc. *                                         20,211   $      400,582
Encysive Pharmaceuticals, Inc. *                         29,353          127,686
First Horizon Pharmaceutical Corp. *                     22,558          476,199
Medicis Pharmaceutical Corp., Class A                    13,785          411,069
NPS Pharmaceuticals, Inc. *                              15,161           83,992
United Therapeutics Corp. *                               8,146          392,311
                                                                  --------------
                                                                       1,891,839

REAL ESTATE - 0.53%
BioMed Realty Trust, Inc., REIT                          12,324          353,329

RETAIL TRADE - 8.62%
BJ's Wholesale Club, Inc. *                              15,230          449,285
Charlotte Russe Holding, Inc. *                          27,152          576,437
Childrens Place Retail Stores, Inc. *                    11,742          683,032
Coldwater Creek, Inc. *                                  23,070          592,899
Dicks Sporting Goods, Inc. *                             12,924          502,485
DSW, Inc., Class A *                                     11,373          341,190
Guitar Center, Inc. *                                     7,966          383,563
Hot Topic, Inc. *                                        37,995          525,851
Longs Drug Stores Corp.                                  11,055          508,972
New York & Company, Inc. *                               27,899          331,161
Regis Corp.                                               9,750          338,130
United Rentals, Inc. *                                   14,843          483,585
                                                                  --------------
                                                                       5,716,590

SEMICONDUCTORS - 5.62%
Cirrus Logic, Inc. *                                     60,959          498,645
Emulex Corp. *                                           38,829          688,050
FormFactor, Inc. *                                       12,892          499,436
Genesis Microchip, Inc. *                                13,808          168,872
Microsemi Corp. *                                        24,982          599,068
Power Integrations, Inc. *                               18,804          331,326
Tessera Technologies, Inc. *                             17,084          482,452
Varian Semiconductor Equipment Associates,
   Inc. *                                                14,702          455,027
                                                                  --------------
                                                                       3,722,876

SOFTWARE - 5.14%
Allscripts Healthcare Solution, Inc. *                   22,185          386,906
ANSYS, Inc. *                                            10,822          545,862
Avid Technology, Inc. *                                   8,179          322,171
Blackboard, Inc. *                                       18,772          497,083
Epicor Software Corp. *                                  33,462          361,055
MicroStrategy, Inc., Class A *                            5,522          521,166
Orbotech, Ltd. *                                         12,690          318,773
THQ, Inc. *                                              19,421          453,092
                                                                  --------------
                                                                       3,406,108

STEEL - 0.96%
Carpenter Technology Corp.                                5,716          639,049

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   5.45%
Aeroflex, Inc. *                                         39,783          465,859
NETGEAR, Inc. *                                          26,554          621,629

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS
EQUIPMENT & SERVICES (CONTINUED)
NeuStar, Inc., Class A *                                 15,728   $      505,970
NICE Systems, Ltd. *                                     21,890          595,408
Polycom, Inc. *                                          31,872          688,116
SBA Communications Corp. *                               32,141          735,708
                                                                  --------------
                                                                       3,612,690

TOYS, AMUSEMENTS & SPORTING GOODS - 0.69%
Marvel Entertainment, Inc. *                             24,119          460,673

TRANSPORTATION - 0.88%
Kirby Corp. *                                             7,759          582,934

TRUCKING & FREIGHT - 2.33%
Forward Air Corp.                                        13,509          505,507
Hub Group, Inc., Class A *                                7,438          351,966
Swift Transportation, Inc. *                             24,084          689,766
                                                                  --------------
                                                                       1,547,239
                                                                  --------------
TOTAL COMMON STOCKS (Cost $60,204,608)                            $   65,361,814
                                                                  --------------
REPURCHASE AGREEMENTS - 1.58%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 4.67% to be repurchased
   at $1,050,136 on 06/01/2006, collateralized
   by $1,080,000 Federal Home Loan Bank, 4.00%
   due 06/13/2008 (valued at $1,073,376,
   including interest) (c)                       $    1,050,000   $    1,050,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,050,000)                                              $    1,050,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL COMPANY GROWTH FUND)
   (COST $61,254,608) - 100.17%                                   $   66,411,814
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.17)%                                                              (115,192)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $   66,296,622
                                                                  ==============

SMALL COMPANY VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 96.67%

AEROSPACE - 1.10%
EDO Corp. (a)                                            55,200   $    1,444,584
Woodward Governor Company                                81,600        2,583,456
                                                                  --------------
                                                                       4,028,040
APPAREL & TEXTILES - 0.91%
Culp, Inc. *                                             40,000          186,400
G & K Services, Class A                                  82,000        3,166,840
                                                                  --------------
                                                                       3,353,240

AUTO PARTS - 0.24%
Accuride Corp. *                                         77,000          883,960

SMALL COMPANY VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUTO SERVICES - 1.19%
Dollar Thrifty Automotive Group, Inc. * (a)              96,000   $    4,366,080

BANKING - 7.18%
Boston Private Financial Holdings, Inc. (a)              49,500        1,485,000
East West Bancorp, Inc.                                 143,500        5,732,825
First Republic Bank (a)                                 146,500        6,155,930
Netbank, Inc.                                           126,000          795,060
SVB Financial Group * (a)                               113,000        5,448,860
Texas Regional Bancshares, Inc., Class A (a)            214,769        6,784,553
                                                                  --------------
                                                                      26,402,228

BIOTECHNOLOGY - 1.40%
Exelixis, Inc. * (a)                                    145,700        1,580,845
Myriad Genetics, Inc. * (a)                             136,100        3,553,571
                                                                  --------------
                                                                       5,134,416

BROADCASTING - 0.30%
Saga Communications, Inc., Class A * (a)                109,400        1,103,846

BUILDING MATERIALS & CONSTRUCTION - 0.40%
ElkCorp. (a)                                             50,600        1,454,750

BUSINESS SERVICES - 4.32%
Electro Rent Corp. * (a)                                130,400        2,151,600
FTI Consulting, Inc. * (a)                              117,200        3,092,908
McGrath Rentcorp                                        147,500        3,916,125
MPS Group, Inc. *                                       287,300        4,320,992
StarTek, Inc.                                            98,900        1,491,412
Wireless Facilities, Inc. * (a)                         243,700          906,564
                                                                  --------------
                                                                      15,879,601

CHEMICALS - 2.89%
Airgas, Inc.                                            109,600        4,196,584
Arch Chemicals, Inc.                                     92,500        3,214,375
MacDermid, Inc.                                         103,000        3,205,360
                                                                  --------------
                                                                      10,616,319
COMMERCIAL SERVICES - 1.59%
Live Nation, Inc. *                                      44,700        1,019,160
Pool Corp. (a)                                          111,500        4,815,685
                                                                  --------------
                                                                       5,834,845

CONSTRUCTION & MINING EQUIPMENT - 0.60%
Carbo Ceramics, Inc. (a)                                 43,700        2,196,799

CONSTRUCTION MATERIALS - 3.61%
Ameron International Corp.                               41,500        2,377,120
Florida Rock Industries, Inc.                            85,837        4,515,026
JLG Industries, Inc.                                    293,400        6,381,450
                                                                  --------------
                                                                      13,273,596

CRUDE PETROLEUM & NATURAL GAS - 1.62%
Penn Virginia Corp.                                      87,800        5,961,620

DOMESTIC OIL - 4.09%
Forest Oil Corp. *                                      100,000        3,264,000
Mariner Energy, Inc. *                                   82,002        1,400,594
TETRA Technologies, Inc. *                              241,300        7,007,352
Union Drilling, Inc. *                                   27,600          410,964

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Whiting Petroleum Corp. * (a)                            77,900   $    2,948,515
                                                                  --------------
                                                                      15,031,425

DRUGS & HEALTH CARE - 2.20%
Arrow International, Inc. (a)                            62,200        2,005,328
Diversa Corp. * (a)                                     165,000        1,546,050
Landauer, Inc. (a)                                       35,200        1,640,320
West Pharmaceutical Services, Inc. (a)                   85,400        2,905,308
                                                                  --------------
                                                                       8,097,006

ELECTRICAL EQUIPMENT - 2.07%
C & D Technologies, Inc. (a)                            110,000          726,000
Genlyte Group, Inc. *                                    51,500        3,593,670
Littelfuse, Inc. *                                       76,944        2,695,348
Methode Electronics, Inc., Class A                       61,800          589,572
                                                                  --------------
                                                                       7,604,590

ELECTRICAL UTILITIES - 2.19%
Black Hills Corp. (a)                                    87,500        2,960,125
Cleco Corp.                                             112,000        2,487,520
El Paso Electric Company *                              117,400        2,263,472
Otter Tail Corp. (a)                                     13,200          344,388
                                                                  --------------
                                                                       8,055,505

ELECTRONICS - 2.87%
Analogic Corp. (a)                                       22,200        1,268,286
Belden CDT, Inc. (a)                                    116,050        3,693,872
Franklin Electric, Inc. (a)                             106,700        5,581,477
                                                                  --------------
                                                                      10,543,635

FINANCIAL SERVICES - 0.38%
American Capital Strategies, Ltd. (a)                    41,000        1,404,250

FOOD & BEVERAGES - 0.16%
Centerplate, Inc. (a)                                    40,500          569,025

FOREST PRODUCTS - 0.97%
Deltic Timber Corp. (a)                                  61,900        3,553,060

FURNITURE & FIXTURES - 0.69%
Stanley Furniture Company, Inc.                          99,400        2,544,640

GAS & PIPELINE UTILITIES - 1.27%
Southwest Gas Corp.                                      81,100        2,360,821
Valley National Gases, Inc. (a)                          32,200          731,906
Vectren Corp. (a)                                        59,100        1,567,923
                                                                  --------------
                                                                       4,660,650

GOLD - 0.69%
Meridian Gold, Inc. * (a)                                81,000        2,531,250

HEALTHCARE PRODUCTS - 1.18%
Owens & Minor, Inc. (a)                                 146,100        4,339,170

HOTELS & RESTAURANTS - 1.65%
RARE Hospitality International, Inc. *                  136,500        4,197,375
Ruby Tuesday, Inc. (a)                                   66,900        1,860,489
                                                                  --------------
                                                                       6,057,864

INDUSTRIAL MACHINERY - 1.14%
IDEX Corp.                                               86,950        4,204,032

SMALL COMPANY VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE - 4.23%
Markel Corp. *                                            9,700   $    3,276,175
Max Re Capital, Ltd.                                    108,500        2,604,000
Midland Company (a)                                      72,400        2,874,280
ProAssurance Corp. * (a)                                125,000        5,901,250
Scottish Re Group, Ltd. (a)                              45,800          889,436
                                                                  --------------
                                                                      15,545,141

INTERNET SOFTWARE - 0.67%
RSA Security, Inc. *                                    164,800        2,476,944

INVESTMENT COMPANIES - 1.66%
Allied Capital Corp. (a)                                 91,600        2,755,328
First Financial Fund, Inc.                              170,800        2,816,492
Hercules Technology Growth Capital, Inc. (a)             43,999          527,988
                                                                  --------------
                                                                       6,099,808

LIFE SCIENCES - 0.52%
Symyx Technologies, Inc. *                               71,000        1,895,700

MANUFACTURING - 2.09%
AptarGroup, Inc.                                         70,400        3,703,040
Nordson Corp.                                            85,500        3,988,575
                                                                  --------------
                                                                       7,691,615

METAL & METAL PRODUCTS - 3.03%
Gibraltar Industries, Inc. (a)                          129,400        3,603,790
Matthews International Corp., Class A                   129,500        4,501,420
Metal Management, Inc.                                   96,700        3,035,413
                                                                  --------------
                                                                      11,140,623

MOBILE HOMES - 1.06%
Skyline Corp. (a)                                        49,200        1,819,416
Winnebago Industries, Inc. (a)                           73,200        2,077,416
                                                                  --------------
                                                                       3,896,832

MUTUAL FUNDS - 0.74%
iShares Russell 2000 Index Fund (a)                      15,000        1,078,050
iShares Russell 2000 Value Index Fund (a)                23,000        1,651,400
                                                                  --------------
                                                                       2,729,450

NEWSPAPERS - 0.31%
Journal Register Company                                112,500        1,125,000

PAPER - 0.76%
Chesapeake Corp. (a)                                     33,800          462,384
Potlatch Corp.                                            7,700          290,059
Wausau-Mosinee Paper Corp. (a)                          152,600        2,040,262
                                                                  --------------
                                                                       2,792,705

PETROLEUM SERVICES - 3.34%
Atwood Oceanics, Inc. * (a)                              53,200        2,594,564
Lone Star Technologies, Inc. * (a)                       42,800        2,075,800
Todco, Class A *                                         98,500        4,350,745
W-H Energy Services, Inc. *                              57,500        3,239,550
                                                                  --------------
                                                                      12,260,659

PHARMACEUTICALS - 0.29%
Pharmion Corp. * (a)                                     54,000        1,058,940

PUBLISHING - 0.08%
Courier Corp. (a)                                         7,700          293,986

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT - 1.08%
Genesee & Wyoming, Inc., Class A *                      132,150   $    3,969,786

REAL ESTATE - 5.96%
Columbia Equity Trust, Inc., REIT (a)                    56,000          850,080
First Potomac Realty Trust, REIT                         96,200        2,570,464
Glenborough Realty Trust, Inc., REIT                     61,000        1,214,510
Innkeepers USA Trust, REIT                               85,600        1,328,512
Kilroy Realty Corp., REIT                                93,000        6,168,690
LaSalle Hotel Properties, REIT                           93,200        3,870,596
Strategic Hotel Cap, Inc., REIT                         145,400        2,983,608
Washington REIT (a)                                      83,400        2,914,830
                                                                  --------------
                                                                      21,901,290

RETAIL GROCERY - 0.56%
Nash-Finch Company (a)                                   40,100          931,523
Wild Oats Markets, Inc. * (a)                            70,800        1,129,260
                                                                  --------------
                                                                       2,060,783

RETAIL TRADE - 5.70%
Aaron Rents, Inc., Class A                                5,350          131,075
Aaron Rents, Inc., Class B (a)                          246,400        6,652,800
Building Materials Holding Corp. (a)                     55,700        1,588,564
Casey's General Stores, Inc.                            127,100        2,845,769
CSS Industries, Inc. (a)                                 70,000        2,124,500
Fred's, Inc., Class A (a)                               108,400        1,578,304
Hancock Fabrics, Inc. (a)                                93,100          307,230
Haverty Furniture Companies, Inc. (a)                   164,000        2,299,280
Stein Mart, Inc.                                        220,000        3,410,000
                                                                  --------------
                                                                      20,937,522

SANITARY SERVICES - 2.52%
Casella Waste Systems, Inc., Class A *                  158,600        2,474,160
Insituform Technologies, Inc., Class A * (a)            142,500        3,648,000
Synagro Technologies, Inc.                              101,900          457,531
Waste Connections, Inc. *                                70,200        2,699,190
                                                                  --------------
                                                                       9,278,881

SEMICONDUCTORS - 2.01%
ATMI, Inc. * (a)                                         65,100        1,705,620
Brooks Automation, Inc. *                               290,598        3,510,424
Entegris, Inc. *                                        225,437        2,182,230
                                                                  --------------
                                                                       7,398,274

SOFTWARE - 3.01%
Packeteer, Inc. *                                       136,200        1,559,490
Progress Software Corp. *                               122,400        2,849,472
SPSS, Inc. *                                            100,000        3,700,000
Websense, Inc. *                                        134,000        2,968,100
                                                                  --------------
                                                                      11,077,062

STEEL - 1.32%
Carpenter Technology Corp. (a)                           43,300        4,840,940

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.45%
Premiere Global Services, Inc. *                        222,800        1,671,000

SMALL COMPANY VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TIRES & RUBBER - 0.51%
Myers Indiana, Inc.                                     118,400   $    1,882,560

TOBACCO - 0.19%
Alliance One International, Inc. (a)                    163,000          704,160

TRANSPORTATION - 3.40%
Kirby Corp. *                                            75,300        5,657,289
Macquarie Infrastructure Company Trust (a)               88,000        2,446,400
UTI Worldwide, Inc. (a)                                 161,700        4,403,091
                                                                  --------------
                                                                      12,506,780
TRUCKING & FREIGHT - 2.28%
Landstar Systems, Inc.                                  189,300        8,365,167
                                                                  --------------
TOTAL COMMON STOCKS (Cost $314,418,497)                           $  355,287,050
                                                                  --------------
SHORT TERM INVESTMENTS - 21.95%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   68,940,403   $   68,940,403
T. Rowe Price Reserve Investment Fund (c)            11,726,699       11,726,699
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $80,667,102)                                             $   80,667,102
                                                                  --------------
REPURCHASE AGREEMENTS - 0.45%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $1,668,171 on 06/01/2006, collateralized
   by $1,700,000 Federal Home Loan Mortgage
   Corporation, 5.125% due 10/24/2007 (valued
   at $1,704,250, including interest) (c)        $    1,668,000   $    1,668,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,668,000)                     $    1,668,000
                                                                  --------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE FUND)
   (Cost $396,753,599) - 119.07%                                  $  437,622,152
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (19.07)%                                                          (70,100,067)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  367,522,085
                                                                  ==============

SPECIAL VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 90.78%

AEROSPACE - 2.52%
DRS Technologies, Inc.                                   19,712   $    1,049,861
HEICO Corp., Class A                                     36,201          974,893
Orbital Sciences Corp., Class A * (a)                    65,005          974,425
                                                                  --------------
                                                                       2,999,179
AIR TRAVEL - 0.67%
Airtran Holdings, Inc. * (a)                             32,700          402,210
SkyWest, Inc.                                            16,753          389,172
                                                                  --------------
                                                                         791,382

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES - 0.76%
Timberland Company, Class A *                            32,904   $      909,138

AUTO PARTS - 0.87%
Lear Corp. (a)                                           43,878        1,039,909

BANKING - 11.47%
Amcore Financial, Inc.                                   27,552          830,693
BancTrust Financial Group, Inc. (a)                      32,511          704,838
Cascade Financial Corp.                                  16,326          260,567
Central Pacific Financial Corp.                          39,133        1,407,614
City Bank Lynnwood WA (a)                                 4,093          187,951
City National Corp.                                       8,600          625,478
Cullen Frost Bankers, Inc.                               18,680        1,059,156
First Charter Corp. (a)                                  37,197          890,496
First Security Group, Inc.                               70,251          849,335
First State Bancorporation (a)                           38,575          901,112
IBERIABANK Corp. (a)                                      7,152          435,485
Investors Financial Services Corp. (a)                   13,200          577,368
Midwest Banc Holdings, Inc. (a)                          41,010          914,113
Tompkins Trustco, Inc. (a)                                6,707          274,706
UCBH Holdings, Inc. (a)                                 103,600        1,831,648
Umpqua Holdings Corp. (a)                                45,025        1,185,959
Webster Financial Corp.                                  14,353          695,977
                                                                  --------------
                                                                      13,632,496

BUSINESS SERVICES - 4.97%
Black Box Corp. (a)                                      22,444        1,159,233
John H. Harland Company (a)                              18,947          811,500
Korn/Ferry International * (a)                            9,463          193,991
Labor Ready, Inc. *                                      52,864        1,223,802
Perot Systems Corp., Class A *                           77,654        1,090,262
Watson Wyatt & Company Holdings                          39,973        1,432,632
                                                                  --------------
                                                                       5,911,420

CHEMICALS - 2.40%
Cabot Microelectronics Corp. * (a)                       16,510          474,828
Georgia Gulf Corp.                                       54,100        1,743,643
Olin Corp.                                               36,002          637,595
                                                                  --------------
                                                                       2,856,066

COMPUTERS & BUSINESS EQUIPMENT - 0.69%
Rimage Corp. * (a)                                       14,890          314,477
Tech Data Corp. *                                        13,909          504,896
                                                                  --------------
                                                                         819,373

CONSTRUCTION & MINING EQUIPMENT - 1.61%
National Oilwell, Inc. *                                 28,967        1,913,560

CONSTRUCTION MATERIALS - 1.76%
EMCOR Group, Inc. *                                      31,434        1,511,661
Patrick Industries, Inc. * (a)                           47,053          582,987
                                                                  --------------
                                                                       2,094,648

COSMETICS & TOILETRIES - 0.96%
Steiner Leisure, Ltd. *                                  27,368        1,140,972

CRUDE PETROLEUM & NATURAL GAS - 1.31%
Western Refining, Inc.                                   22,100          395,590

SPECIAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
XTO Energy, Inc.                                         28,268   $    1,165,207
                                                                  --------------
                                                                       1,560,797

DOMESTIC OIL - 1.32%
Denbury Resources, Inc. *                                49,530        1,565,148

EDUCATIONAL SERVICES - 0.88%
Leapfrog Enterprises, Inc., Class A * (a)               101,557        1,040,959

ELECTRICAL EQUIPMENT - 1.13%
Tektronix, Inc.                                          42,967        1,338,852

ELECTRICAL UTILITIES - 0.17%
MGE Energy, Inc. (a)                                      6,705          207,453

ELECTRONICS - 2.68%
ATI Technologies, Inc. * (a)                             61,855        1,021,226
Bel Fuse, Inc., Class B (a)                               9,556          299,867
Mercury Computer Systems, Inc. * (a)                     58,215          955,890
Woodhead Industries, Inc.                                51,780          904,597
                                                                  --------------
                                                                       3,181,580

ENERGY - 0.45%
New Jersey Resources Corp. (a)                           11,902          534,638

FINANCIAL SERVICES - 2.05%
Financial Federal Corp. (a)                              26,115          730,436
Portfolio Recovery Associates, Inc. * (a)                34,758        1,712,527
                                                                  --------------
                                                                       2,442,963

FOOD & BEVERAGES - 1.64%
Del Monte Foods Company                                 141,461        1,674,898
Pilgrim's Pride Corp. (a)                                10,300          278,409
                                                                  --------------
                                                                       1,953,307

FURNITURE & FIXTURES - 0.62%
Furniture Brands International, Inc. (a)                 34,469          741,773

GAS & PIPELINE UTILITIES - 0.43%
Northwest Natural Gas Company (a)                        14,789          515,840

HEALTHCARE SERVICES - 3.59%
AMERIGROUP Corp. * (a)                                   33,840          971,208
Apria Healthcare Group, Inc. *                           33,481          642,835
Cross Country Healthcare, Inc. * (a)                     58,705        1,034,969
MedQuist, Inc. *                                         48,225          675,632
National Dentex Corp. *                                  43,827          939,651
                                                                  --------------
                                                                       4,264,295

HOTELS & RESTAURANTS - 0.93%
O'Charley's, Inc. * (a)                                  66,491        1,107,075

INDUSTRIAL MACHINERY - 4.66%
Albany International Corp., Class A (a)                  32,183        1,286,033
IDEX Corp.                                               32,062        1,550,198
Kennametal, Inc.                                         19,287        1,153,362
Sauer-Danfoss, Inc. (a)                                  62,181        1,547,063
                                                                  --------------
                                                                       5,536,656

INDUSTRIALS - 2.49%
Crane Company                                            39,684        1,594,503

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIALS (CONTINUED)
Harsco Corp.                                             16,877   $    1,367,375
                                                                  --------------
                                                                       2,961,878

INSURANCE - 4.76%
CNA Surety Corp. *                                       44,726          767,946
EMC Insurance Group, Inc. (a)                            11,614          370,254
Midland Company (a)                                      31,042        1,232,367
PMI Group, Inc.                                          33,333        1,516,652
Triad Guaranty, Inc. * (a)                               32,724        1,771,350
                                                                  --------------
                                                                       5,658,569

INTERNET SOFTWARE - 0.34%
McAfee, Inc. *                                           16,962          401,151

LEISURE TIME - 0.39%
K2, Inc. * (a)                                           41,632          459,201

MANUFACTURING - 4.95%
AptarGroup, Inc.                                         19,727        1,037,640
Kaydon Corp.                                             36,627        1,528,445
Pentair, Inc.                                            39,140        1,337,023
Roper Industries, Inc.                                   26,268        1,230,393
Snap-on, Inc.                                            18,055          756,143
                                                                  --------------
                                                                       5,889,644

MEDICAL-HOSPITALS - 0.63%
RehabCare Group, Inc. * (a)                              44,567          751,845

METAL & METAL PRODUCTS - 2.89%
Gibraltar Industries, Inc.                               47,799        1,331,202
Mueller Industries, Inc.                                 24,502          799,990
Timken Company                                           41,539        1,305,571
                                                                  --------------
                                                                       3,436,763

MUTUAL FUNDS - 5.64%
iShares Nasdaq Biotechnology Index Fund * (a)            14,750        1,079,700
iShares Russell 2000 Value Index Fund (a)                78,323        5,623,591
                                                                  --------------
                                                                       6,703,291

OFFICE FURNISHINGS & SUPPLIES - 1.76%
IKON Office Solutions, Inc.                              73,984          955,873
United Stationers, Inc. *                                24,371        1,131,302
                                                                  --------------
                                                                       2,087,175

PETROLEUM SERVICES - 0.60%
Input/Output, Inc. * (a)                                 33,700          325,542
Superior Well Services, Inc. * (a)                       12,165          386,604
                                                                  --------------
                                                                         712,146

PHARMACEUTICALS - 0.66%
Bentley Pharmaceuticals, Inc. * (a)                      67,083          790,909

RAILROADS & EQUIPMENT - 1.10%
Wabtec Corp.                                             37,479        1,310,641

REAL ESTATE - 5.02%
American Land Lease, Inc., REIT (a)                      17,898          448,882
Cousins Properties, Inc., REIT                           30,547          923,130
Duke Realty Corp., REIT                                  12,509          424,555
Equity One, Inc., REIT                                   14,549          322,988
Host Marriott Corp., REIT                                40,795          818,756

SPECIAL VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
LaSalle Hotel Properties, REIT                           24,920   $    1,034,927
Liberty Property Trust, REIT                             11,096          472,468
Pan Pacific Retail Properties, Inc., REIT                22,937        1,520,035
                                                                  --------------
                                                                       5,965,741

RETAIL TRADE - 3.38%
Cato Corp., Class A                                      64,168        1,513,723
Deb Shops, Inc. (a)                                      32,015          937,399
Dillard's, Inc., Class A (a)                             29,971          815,811
The Buckle, Inc.                                         18,077          748,749
                                                                  --------------
                                                                       4,015,682

SEMICONDUCTORS - 0.59%
Exar Corp. *                                             52,783          696,736

SOFTWARE - 1.79%
Dendrite International, Inc. * (a)                       38,437          390,904
EPIQ Systems, Inc. * (a)                                 41,617          666,704
NetIQ Corp. * (a)                                        87,709        1,067,419
                                                                  --------------
                                                                       2,125,027

TIRES & RUBBER - 1.16%
Cooper Tire & Rubber Company (a)                        121,490        1,382,556

TRANSPORTATION - 1.11%
Kirby Corp. *                                            17,569        1,319,959

TRUCKING & FREIGHT - 0.98%
Arkansas Best Corp.                                      28,303        1,166,367
                                                                  --------------
TOTAL COMMON STOCKS (Cost $98,060,005)                            $  107,934,760
                                                                  --------------
SHORT TERM INVESTMENTS - 23.33%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   27,743,605   $   27,743,605
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $27,743,605)                                             $   27,743,605
                                                                  --------------
REPURCHASE AGREEMENTS - 9.27%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $11,016,132 on 06/01/2006,
   collateralized by $11,465,000 Federal Home
   Loan Bank, 5.365% due 09/09/2024 (valued at
   $11,235,700, including interest) (c)          $   11,015,000   $   11,015,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $11,015,000)                    $   11,015,000
                                                                  --------------
TOTAL INVESTMENTS (SPECIAL VALUE FUND)
   (COST $136,818,610) - 123.38%                                  $  146,693,365

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (23.38)%                                                          (27,794,171)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  118,899,194
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 17.14%

AEROSPACE - 0.25%
Lockheed Martin Corp.                                    10,500   $      761,145
Raytheon Company                                         22,500        1,031,625
                                                                  --------------
                                                                       1,792,770

ALUMINUM - 0.12%
Alcoa, Inc.                                              26,500          840,580

AUTO PARTS - 0.10%
Genuine Parts Company                                    16,200          697,572

AUTOMOBILES - 0.03%
Ford Motor Company (a)                                   33,100          236,996

BANKING - 0.82%
AmSouth Bancorp                                             390           10,452
Bank of America Corp.                                    20,460          990,264
Bank of Ireland                                          26,000          449,754
BB&T Corp.                                                  300           12,471
Citizens Banking Corp. (a)                                  300            7,992
Comerica, Inc.                                              180            9,855
Fifth Third Bancorp.                                     37,900        1,440,200
Mercantile Bankshares Corp.                              11,400          409,830
National City Corp.                                      15,070          555,781
Northern Trust Corp.                                      6,600          369,072
Regions Financial Corp.                                     660           22,341
SunTrust Banks, Inc.                                     13,900        1,052,369
US Bancorp                                                2,530           78,101
Wells Fargo Company                                       7,400          491,138
                                                                  --------------
                                                                       5,899,620

BIOTECHNOLOGY - 0.09%
MedImmune, Inc. * (a)                                    20,800          661,856

BROADCASTING - 0.13%
CBS Corp., Class B                                       34,650          897,782

BUSINESS SERVICES - 0.07%

H & R Block, Inc.                                        23,000          523,250

CABLE AND TELEVISION - 0.62%
Cablevision Systems New York Group, Class A *             8,900          174,974
Comcast Corp., Class A * (a)                             33,600        1,079,568
EchoStar Communications Corp., Class A * (a)             14,400          430,992
Rogers Communications, Inc.                               5,875          245,164
Time Warner, Inc. (a)                                    93,500        1,609,135
Viacom, Inc. *                                           23,850          900,337
                                                                  --------------
                                                                       4,440,170

CELLULAR COMMUNICATIONS - 0.15%
Motorola, Inc.                                           36,400          767,676
Nextel Partners, Inc., Class A *                          9,850          279,740
                                                                  --------------
                                                                       1,047,416

CHEMICALS - 0.26%
Chemtura Corp.                                           25,300          248,699
E.I. Du Pont De Nemours & Company                        32,990        1,403,065
Hercules, Inc. *                                         15,000          232,050
                                                                  --------------
                                                                       1,883,814

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 0.46%
Cisco Systems, Inc. *                                    47,000   $      924,960
Dell, Inc. *                                             34,900          885,762
International Business Machines Corp.                    18,800        1,502,120
                                                                  --------------
                                                                       3,312,842

CONSTRUCTION MATERIALS - 0.11%
Vulcan Materials Company                                 10,200          796,110

COSMETICS & TOILETRIES - 0.61%
Avon Products, Inc.                                      33,900        1,074,630
Colgate-Palmolive Company                                28,000        1,689,520
International Flavors & Fragrances, Inc.                 24,500          871,955
Kimberly-Clark Corp.                                     12,900          782,643
                                                                  --------------
                                                                       4,418,748

CRUDE PETROLEUM & NATURAL GAS - 0.32%
ChevronTexaco Corp.                                      39,050        2,334,800

DOMESTIC OIL - 0.11%
Murphy Oil Corp. (a)                                     14,700          775,131

DRUGS & HEALTH CARE - 0.19%
Wyeth                                                    29,900        1,367,626

ELECTRICAL EQUIPMENT - 0.62%
Cooper Industries, Ltd., Class A                          9,400          837,164
General Electric Company                                106,100        3,634,986
                                                                  --------------
                                                                       4,472,150

ELECTRICAL UTILITIES - 0.35%
Entergy Corp.                                            15,100        1,058,661
FirstEnergy Corp.                                        15,840          830,333
Pinnacle West Capital Corp.                               9,600          378,144
TECO Energy, Inc.                                        16,000          240,320
                                                                  --------------
                                                                       2,507,458

ELECTRONICS - 0.11%
Sony Corp.                                               18,000          803,206

ENERGY - 0.40%
Duke Energy Corp.                                        46,740        1,319,003
Progress Energy, Inc.                                    20,000          840,800
Xcel Energy, Inc.                                        39,230          736,347
                                                                  --------------
                                                                       2,896,150

FINANCIAL SERVICES - 1.39%
Charles Schwab Corp.                                     72,300        1,204,518
Citigroup, Inc.                                          12,840          633,012
Federal National Mortgage Association                    12,500          621,875
JPMorgan Chase & Company                                 74,230        3,165,167
Mellon Financial Corp.                                   39,200        1,418,256
Morgan Stanley                                           29,400        1,752,828
State Street Corp. (c)                                   19,500        1,210,950
Washington Mutual, Inc.                                     240           11,019
                                                                  --------------
                                                                      10,017,625

FOOD & BEVERAGES - 0.63%
Campbell Soup Company                                    28,800        1,013,472
General Mills, Inc.                                      21,300        1,105,257
McCormick & Company, Inc.                                16,800          578,760

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Sysco Corp.                                              11,200   $      342,496
The Coca-Cola Company                                    33,700        1,483,811
                                                                  --------------
                                                                       4,523,796

GAS & PIPELINE UTILITIES - 0.21%
NiSource, Inc.                                           60,660        1,320,568
Williams Companies, Inc.                                  9,695          219,107
                                                                  --------------
                                                                       1,539,675

HEALTHCARE PRODUCTS - 0.36%
Baxter International, Inc.                               19,000          716,300
Boston Scientific Corp. *                                27,200          562,496
Johnson & Johnson                                        22,200        1,336,884
                                                                  --------------
                                                                       2,615,680

HOTELS & RESTAURANTS - 0.03%
McDonald's Corp.                                          6,200          205,654

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc.                                      9,600          710,400
Newell Rubbermaid, Inc.                                  45,900        1,214,514
                                                                  --------------
                                                                       1,924,914

INDUSTRIAL MACHINERY - 0.25%
Deere & Company                                          11,200          958,720
Pall Corp.                                               27,300          821,457
                                                                  --------------
                                                                       1,780,177

INSURANCE - 0.95%
American International Group, Inc.                       22,800        1,386,240
Chubb Corp.                                              12,600          636,678
Lincoln National Corp.                                   20,200        1,134,836
Marsh & McLennan Companies, Inc.                         67,500        1,892,025
St. Paul Travelers Companies, Inc.                       24,800        1,091,696
UnumProvident Corp. (a)                                  40,600          729,176
                                                                  --------------
                                                                       6,870,651

INTERNATIONAL OIL - 0.42%
Anadarko Petroleum Corp.                                 21,600        1,072,872
Royal Dutch Shell PLC, ADR                               29,720        1,970,733
                                                                  --------------
                                                                       3,043,605

LEISURE TIME - 0.20%
Regal Entertainment Group, Class A (a)                   12,425          240,672
Walt Disney Company                                      39,800        1,213,900
                                                                  --------------
                                                                       1,454,572

LIQUOR - 0.21%
Anheuser-Busch Companies, Inc.                           33,300        1,519,812

MANUFACTURING - 0.42%
Eaton Corp.                                               7,300          536,842
Honeywell International, Inc.                            42,100        1,733,678
Tyco International, Ltd.                                 27,200          737,392
                                                                  --------------
                                                                       3,007,912

NEWSPAPERS - 0.37%
Dow Jones & Company, Inc. (a)                            26,000          899,080
Knight-Ridder, Inc.                                       9,400          582,894

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NEWSPAPERS (CONTINUED)
The New York Times Company, Class A (a)                  49,500   $    1,195,920
                                                                  --------------
                                                                       2,677,894

OFFICE FURNISHINGS & SUPPLIES - 0.15%
Avery Dennison Corp. (a)                                 18,100        1,074,959

PAPER - 0.37%
International Paper Company                              61,670        2,095,547
MeadWestvaco Corp.                                       20,920          573,208
                                                                  --------------
                                                                       2,668,755

PETROLEUM SERVICES - 0.82%
BP PLC, ADR                                              16,600        1,173,620
Exxon Mobil Corp.                                        37,200        2,265,852
Hess Corp.                                               10,160        1,524,000
Schlumberger, Ltd.                                       14,800          970,436
                                                                  --------------
                                                                       5,933,908
PHARMACEUTICALS - 0.97%

Abbott Laboratories                                      23,800        1,016,260
Bristol-Myers Squibb Company                             33,600          824,880
Eli Lilly & Company                                      22,800        1,177,392
Merck & Company, Inc.                                    54,340        1,808,978
Pfizer, Inc.                                             65,015        1,538,255
Schering-Plough Corp.                                    32,900          627,074
                                                                  --------------
                                                                       6,992,839

PHOTOGRAPHY - 0.12%
Eastman Kodak Company (a)                                36,600          882,426

PUBLISHING - 0.21%
Tribune Company                                          51,800        1,545,712

RAILROADS & EQUIPMENT - 0.36%
Norfolk Southern Corp.                                   13,600          717,536
Union Pacific Corp.                                      20,100        1,865,280
                                                                  --------------
                                                                       2,582,816

REAL ESTATE - 0.08%
Equity Residential, REIT                                    300           13,230
Simon Property Group, Inc., REIT                          5,600          445,928
Weingarten Realty Investors, REIT                         2,585           97,868
                                                                  --------------
                                                                         557,026

RETAIL TRADE - 0.33%
Home Depot, Inc.                                         14,900          567,988
RadioShack Corp.                                         22,600          380,132
Wal-Mart Stores, Inc.                                    29,900        1,448,655
                                                                  --------------
                                                                       2,396,775

SANITARY SERVICES - 0.17%
Synagro Technologies, Inc.                               26,900          120,781
Waste Management, Inc.                                   30,000        1,098,600
                                                                  --------------
                                                                       1,219,381

SEMICONDUCTORS - 0.18%
Analog Devices, Inc.                                     21,800          735,314
Intel Corp.                                              29,900          538,798
                                                                  --------------
                                                                       1,274,112

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 0.27%
Microsoft Corp.                                          84,900   $    1,922,985

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.33%
Embarq Corp. *                                            2,720          113,342
Lucent Technologies, Inc. * (a)                         125,000          318,750
Nokia Oyj, SADR                                          52,400        1,125,028
Telus Corp., Non Voting Shares                           15,205          615,042
Telus Corp.                                               4,300          178,566
                                                                  --------------
                                                                       2,350,728

TELEPHONE - 0.93%
ALLTEL Corp.                                             20,000        1,237,000
AT&T, Inc.                                               73,335        1,911,110
Qwest Communications International, Inc. * (a)          182,900        1,282,129
Sprint Corp.                                             54,400        1,153,824
Verizon Communications, Inc.                             34,800        1,086,108
                                                                  --------------
                                                                       6,670,171

TOBACCO - 0.08%
UST, Inc. (a)                                            12,820          564,208

TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Mattel, Inc.                                             61,600        1,035,496
                                                                  --------------
TOTAL COMMON STOCKS (Cost $115,592,291)                           $  123,460,311
                                                                  --------------
PREFERRED STOCKS - 0.27%

BROADCASTING - 0.04%
Spanish Broadcasting System, Series B *                     300          333,300

BUILDING MATERIALS & CONSTRUCTION - 0.11%
General Motors Corp., Series B *                         45,150          793,286

ENERGY - 0.05%
NRG Energy, Inc., Series 4 *                                100          135,637
NRG Energy, Inc. * (a)                                      150          203,903
                                                                  --------------
                                                                         339,540

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.07%
Lucent Technologies Capital Trust I *                       475          492,100
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $1,896,209)                          $    1,958,226
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 7.09%
TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.38%
   1.875% due 07/15/2013                         $      271,868          262,788
   2.00% due 07/15/2014 (a)                           2,156,266        2,090,482
   3.50% due 01/15/2011                                  95,248          100,368
   3.625% due 01/15/2008 (a)                            265,802          272,572
                                                                  --------------
                                                                       2,726,210

U.S. TREASURY BONDS - 3.55%
   4.50% due 02/15/2036 (a)                             200,000          178,687
   5.375% due 02/15/2031 (a)                          2,320,000        2,346,462
   5.50% due 08/15/2028 (a)                             477,000          487,397
   6.00% due 02/15/2026 (a)                           1,806,000        1,947,094
   6.125% due 08/15/2029 (a)                            877,000          969,908

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
   6.25% due 08/15/2023 to 05/15/2030 (a)        $    5,988,000   $    6,685,218
   6.375% due 08/15/2027 (a)                            425,000          480,017
   6.50% due 11/15/2026 (a)                             800,000          913,625
   7.125% due 02/15/2023 (a)                          1,756,000        2,094,578
   7.50% due 11/15/2016 (a)                             980,000        1,160,228
   7.625% due 02/15/2025 (a)                          1,906,000        2,411,536
   7.875% due 02/15/2021 (a)                            976,000        1,225,948
   8.00% due 11/15/2021 (a)                             270,000          344,672
   8.50% due 02/15/2020 (a)                             980,000        1,280,967
   8.875% due 08/15/2017                                380,000          496,375
   8.875% due 02/15/2019 (a)                          1,560,000        2,072,485
   3.625% due 06/30/2007 (a)                            460,000          452,902
                                                                  --------------
                                                                      25,548,099

U.S. TREASURY NOTES - 3.08%
   2.00% due 01/15/2026 (a)                             130,820          121,019
   2.50% due 05/31/2006                               3,000,000        3,000,000
   3.125% due 01/31/2007 (a)                            216,000          213,199
   3.375% due 11/15/2008 (a)                          2,650,000        2,549,072
   3.50% due 11/15/2006 to 05/31/2007 (a)             1,235,000        1,224,256
   4.00% due 03/15/2010 to 02/15/2015 (a)               995,000          946,282
   4.125% due 05/15/2015 (a)                          1,550,000        1,439,865
   4.25% due 08/15/2013 to 11/15/2014 (a)             5,395,000        5,101,456
   4.50% due 11/15/2015 (a)                             460,000          438,168
   4.75% due 03/31/2011                                 330,000          325,849
   4.875% due 02/15/2012 (a)                          5,410,000        5,366,044
   5.75% due 08/15/2010 (a)                           1,420,000        1,459,993
                                                                  --------------
                                                                      22,185,203

U.S. TREASURY STRIPS - 0.08%
   zero coupon due 05/15/2020                         1,250,000          591,025
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $51,962,177)                                             $   51,050,537
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.40%

FEDERAL FARM CREDIT BANK - 0.09%
   1.875% due 01/16/2007                                640,000          626,399

FEDERAL HOME LOAN BANK - 0.16%
   3.00% due 04/15/2009                                 600,000          563,312
   5.25% due 06/18/2014 (a)                             590,000          583,870
                                                                  --------------
                                                                       1,147,182

FEDERAL HOME LOAN MORTGAGE CORP. - 2.14%
   1.00% due 07/01/2035                                  99,600           98,319
   3.55% due 11/15/2007                                 600,000          584,479
   4.00% due 12/15/2009 (a)                             425,000          406,824
   4.50% due 10/01/2007 to 09/01/2035                 1,410,447        1,330,314
   4.522% due 09/01/2032                                 61,674           61,070
   4.545% due 09/01/2035                                340,444          327,504
   4.72% due 08/01/2035                                 498,015          481,305
   5.00% due 01/01/2009 to 11/01/2035                 7,092,594        6,714,850
   5.055% due 11/01/2035                                275,791          269,230
   5.125% due 07/15/2012                              1,960,000        1,932,094

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
   5.428% due 01/01/2036                         $      138,935   $      136,979
   5.50% due 03/01/2018 to 04/01/2029                 1,654,590        1,632,225
   6.00% due 11/01/2011 to 12/01/2033                   323,371          323,873
   6.50% due 05/01/2017 to 01/01/2036                   983,817          995,992
   7.00% due 02/01/2024 to 06/01/2032                    78,038           80,091
   7.50% due 05/01/2024 to 06/01/2024                     6,242            6,504
   10.50% due 05/01/2019                                  1,029            1,050
                                                                  --------------
                                                                      15,382,703

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.76%
   4.625% due 02/21/2008 (a)                            650,000          642,495
   1.00% due 11/01/2035                                 411,188          405,480
   2.50% due 06/15/2006 (a)                             215,000          214,771
   3.25% due 08/15/2008                                 325,000          311,128
   3.825% due 10/01/2033                                220,796          213,450
   4.026% due 07/01/2027                                  2,534            2,537
   4.375% due 09/15/2012                                410,000          387,960
   4.50% due 02/15/2011 to 09/01/2035                 7,365,404        6,900,131
   4.625% due 10/15/2014                                780,000          738,975
   4.694% due 09/01/2035                                592,073          573,685
   4.7375% due 02/17/2009 (b)                           260,000          254,046
   4.836% due 06/01/2035                                231,904          229,729
   5.00% due 01/01/2009 to 10/01/2035                 2,364,310        2,266,208
   5.319% due 12/01/2035                                232,120          228,376
   5.376% due 12/01/2035                                289,412          285,623
   5.455% due 01/01/2019                                  2,181            2,182
   5.50% due 07/01/2013 to 01/01/2036                16,100,527       15,664,666
   5.544% due 12/01/2035                                433,888          429,246
   5.685% due 12/01/2035                                145,869          144,291
   5.715% due 01/01/2036                                988,524          982,126
   5.75% due 02/15/2008 (a)                             580,000          583,854
   6.00% due 05/15/2011 to 05/01/2036                10,941,129       10,865,023
   6.00% TBA **                                         925,000          930,493
   6.50% due 06/01/2013 to 05/01/2036                 3,376,693        3,411,062
   7.00% due 12/01/2029 to 02/01/2030                     3,539            3,634
   7.125% due 06/15/2010 to 01/15/2030                1,840,000        2,015,969
                                                                  --------------
                                                                      48,687,140

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   12.25%
   4.00% due 09/15/2018                                 845,264          784,803
   4.50% due 09/15/2018 to 08/15/2035                 3,141,877        2,940,529
   5.00% due 02/15/2018 to 11/15/2034                20,762,784       19,761,516
   5.00% TBA **                                       1,475,000        1,393,990
   5.50% due 01/15/2018 to 12/20/2099                18,383,597       17,902,434
   5.50% TBA **                                       2,947,731        2,865,783
   6.00% due 12/20/2008 to 02/15/2036                12,628,401       12,624,314
   6.00% TBA **                                       8,939,325        8,903,027
   6.50% due 07/15/2009 to 03/15/2036                15,052,821       15,291,099
   6.50% TBA **                                         972,072          986,167
   7.00% due 09/15/2012 to 12/15/2034                 3,215,524        3,316,925
   7.50% due 09/15/2012 to 06/15/2032                   528,770          553,460

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (CONTINUED)
   8.00% due 08/15/2007 to 06/20/2029            $      435,606   $      463,493
   8.50% due 07/15/2008 to 02/15/2027                   116,728          124,741
   9.00% due 03/15/2009 to 05/15/2024                    68,991           73,723
   9.25% due 10/15/2016 to 12/15/2019                     8,067            8,743
   9.50% due 06/15/2009 to 12/15/2024                    21,145           22,896
   9.75% due 07/15/2017 to 02/15/2021                     4,654            5,045
   10.00% due 02/15/2016 to 03/15/2026                   86,044           94,068
   10.25% due 05/15/2020 to 11/15/2020                    4,871            5,323
   10.50% due 09/15/2015 to 07/15/2019                   11,111           12,213
   11.00% due 12/15/2009 to 07/20/2020                   39,915           43,470
   11.50% due 03/15/2010 to 11/15/2019                   21,365           23,499
   11.75% due 08/15/2013                                  1,687            1,863
   12.00% due 10/15/2010 to 06/15/2015                   18,981           21,077
   12.25% due 03/15/2014 to 07/20/2015                    1,629            1,776
   12.50% due 04/15/2010 to 07/15/2015                    7,547            8,239
   12.75% due 12/20/2013 to 12/20/2014                    1,839            2,011
   13.00% due 01/15/2011 to 09/20/2015                    6,369            7,031
   13.50% due 05/15/2010 to 01/15/2015                    4,451            4,940
                                                                  --------------
                                                                      88,248,198
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $156,950,512)                                            $  154,091,622
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 11.71%

ARGENTINA - 0.19%
Republic of Argentina
   zero coupon, Step up to 2.5% on 03/31/2009
   due
      12/31/2038 (a)                                    225,000           78,188
   zero coupon, Step up to 1.18% on 03/31/2009
   due
      12/31/2038 (b)                             ARS    700,000          100,606
   0.275% due 12/15/2035 (b)                          1,466,445           37,451
   4.50% due 12/15/2035 (a)(b)                   $      425,000           38,590
   4.889% due 08/03/2012 (b)                            725,000          594,500
   5.83% due 12/31/2033 (b)                      ARS    600,000          229,655
City of Buenos Aires
   7.875% due 04/11/2011                         $      300,000          295,350
                                                                  --------------
                                                                       1,374,340
AUSTRIA - 0.22%
Republic of Austria
   5.50% due 01/15/2010                          EUR    568,000          774,137
   5.875% due 07/15/2006                                546,000          702,828
   6.25% due 07/15/2027                                  49,000           80,056
                                                                  --------------
                                                                       1,557,021
BELGIUM - 0.25%
Kingdom of Belgium
   4.25% due 09/28/2013                                 484,000          635,785
   5.00% due 03/28/2035                                 610,000          868,307
   6.25% due 03/28/2007                                 246,000          323,302
                                                                  --------------
                                                                       1,827,394
BRAZIL - 0.59%
Federative Republic of Brazil
   6.00% due 05/15/2009                          BRL    735,000          451,281

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

BRAZIL (CONTINUED)
Federative Republic of Brazil (continued)
   6.00% due 08/15/2010                          BRL    130,000   $       77,295
   6.00% due 08/15/2024                                 400,000          209,160
   6.00% due 05/15/2045                                 710,000          340,072
   6.00% due 05/15/2015                                 343,000          185,713
   6.00% due 05/15/2011                                 216,000          123,546
   7.875% due 03/07/2015                         $       50,000           51,550
   8.00% due 01/15/2018 (a)                           1,045,000        1,089,412
   8.75% due 02/04/2025                                 375,000          399,375
   8.875% due 10/14/2019                                150,000          162,975
   10.00% due 01/01/2014                         BRL    585,000          208,820
   11.00% due 08/17/2040                         $      370,000          451,030
   12.75% due 01/15/2020                                350,000          488,705
                                                                  --------------
                                                                       4,238,934

CANADA - 0.14%
Government of Canada
   5.75% due 06/01/2033                          CAD    135,000          145,967
Province of Quebec
   9.375% due 01/16/2023                                186,000          249,924
Province of Ontario
   5.00% due 03/08/2014                                 552,000          510,434
Province of Quebec Canada
   9.375% due 01/16/2023                                 60,000           80,625
                                                                  --------------
                                                                         986,950

COLOMBIA - 0.05%
Republic of Colombia
   10.75% due 01/15/2013                         $      165,000          198,000
   11.75% due 02/25/2020                                100,000          134,750
                                                                  --------------
                                                                         332,750

DENMARK - 0.04%
Kingdom of Denmark
   5.00% due 11/15/2013                          DKK  1,077,000          198,206
   7.00% due 11/10/2024                                 364,000           83,806
                                                                  --------------
                                                                         282,012

ECUADOR - 0.04%
Republic of Ecuador
   zero coupon, Step up to 10% on
   08/15/2006 due 08/15/2030 (b)                 $      280,000          275,100

FINLAND - 0.02%
Republic of Finland
   5.00% due 07/04/2007                          EUR    136,000          177,786

FRANCE - 1.82%
Government of France
   4.00% due 10/25/2014                                 825,000        1,063,688
   4.00% due 04/25/2009                               1,400,000        1,819,852
   4.50% due 07/12/2006                               3,000,000        3,855,269
   4.75% due 10/25/2012                                 300,000          405,338
   5.00% due 07/16/2014                                  50,000           65,219
   5.00% due 10/25/2016                                 227,000          315,291
   5.50% due 04/25/2029                                 637,000          962,505
   5.50% due 04/25/2010                               2,470,000        3,380,546

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

FRANCE (CONTINUED)
Government of France (continued)
   5.75% due 10/25/2032                          EUR    767,000   $    1,205,165
                                                                  --------------
                                                                      13,072,873

GERMANY - 1.65%
Federal Republic of Germany
   3.25% due 07/04/2015                                 752,000          914,614
   4.00% due 01/04/2037                                 560,000          686,860
   4.00% due 02/16/2007                                 300,000          387,217
   4.25% due 01/04/2014                                 672,000          882,464
   4.50% due 08/18/2006                               1,600,000        2,059,369
   4.50% due 01/04/2013                               2,251,000        2,998,785
   4.75% due 07/04/2028                                 264,000          362,933
   4.75% due 07/04/2034                                 625,000          864,136
   5.50% due 01/04/2031                                 679,000        1,030,522
   6.00% due 07/04/2007                               1,308,000        1,726,287
                                                                  --------------
                                                                      11,913,187

GREECE - 0.55%
Republic of Greece
   2.75% due 06/21/2006                               3,000,000        3,849,409
   4.60% due 05/20/2013                                  70,000           92,783
                                                                  --------------
                                                                       3,942,192

INDONESIA - 0.08%
Republic of Indonesia
   6.875% due 03/09/2017 (a)                     $      400,000          390,297
   8.50% due 10/12/2035                                 175,000          191,625
                                                                  --------------
                                                                         581,922

IRAQ - 0.09%
Republic of Iraq, Series REGS
   5.80% due 01/15/2028                               1,000,000          678,750

IRELAND - 0.05%
Republic of Ireland
   4.00% due 04/18/2010                          EUR     96,000          124,886
   5.00% due 04/18/2013                                 185,000          253,979
                                                                  --------------
                                                                         378,865

ISRAEL - 0.20%
Israel Government Bond - Shahar, Series 2682
   7.50% due 03/31/2014                          ILS  5,990,000        1,423,900

ITALY - 0.40%
Republic of Italy
   4.25% due 08/01/2014                          EUR    427,000          553,945
   5.00% due 10/15/2007                                 332,000          435,125
   6.00% due 11/01/2007                               1,025,000        1,362,779
   6.00% due 05/01/2031                                 271,000          417,343
   7.25% due 11/01/2026                                  75,000          130,726
                                                                  --------------
                                                                       2,899,918

JAMAICA - 0.09%
Government of Jamaica
   9.00% due 06/02/2015                          $      215,000          218,762
   10.625% due 06/20/2017                               350,000          392,000
                                                                  --------------
                                                                         610,762

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

JAPAN - 1.59%
Government of Japan
   0.50% due 06/20/2008                          JPY352,150,000   $    3,116,760
   1.00% due 12/20/2012                              87,850,000          755,306
   1.10% due 09/20/2012                              67,450,000          585,048
   1.30% due 12/20/2013                             138,400,000        1,199,643
   1.40% due 03/21/2011                             225,000,000        2,010,569
   1.50% due 03/20/2015                              99,000,000          862,757
   1.90% due 03/20/2025                             109,100,000          934,515
   1.90% due 12/20/2010                             103,300,000          945,062
   2.00% due 06/20/2022                              55,200,000          487,408
   2.00% due 12/20/2033                              46,400,000          383,483
   2.20% due 06/22/2020                              18,000,000          163,882
                                                                  --------------
                                                                      11,444,433

LEBANON - 0.03%
Government of Lebanon
   8.25% due 04/12/2021                          $      200,000          200,740

MALAYSIA - 0.03%
Malaysia Government Bond
   3.756% due 04/28/2011                         MYR    781,000          207,876

MEXICO - 1.15%
Government of Mexico
   4.625% due 10/08/2008 (a)                     $      415,000          403,587
   5.625% due 01/15/2017                                350,000          325,500
   6.625% due 03/03/2015                                120,000          121,440
   7.50% due 04/08/2033                                  65,000           68,055
   8.00% due 12/24/2008                          MXN  9,500,000          834,731
   8.00% due 12/28/2006                               1,750,000          155,657
   8.00% due 12/17/2015                               3,680,000          302,555
   8.00% due 12/19/2013                              12,500,000        1,047,516
   8.125% due 12/30/2019 (a)                     $      285,000          319,628
   9.00% due 12/22/2011                          MXN 37,550,000        3,338,295
   9.00% due 12/20/2012                              10,295,000          910,785
   9.50% due 12/18/2014                               4,770,000          432,135
                                                                  --------------
                                                                       8,259,884

NETHERLANDS - 0.06%
Kingdom of Netherlands
   5.00% due 07/15/2011                          EUR    188,000          255,593
   5.50% due 01/15/2028                                 137,000          205,989
                                                                  --------------
                                                                         461,582

PANAMA - 0.02%
Republic of Panama
   6.70% due 01/26/2036                          $      163,000          154,035

PERU - 0.06%
Republic of Peru
   8.375% due 05/03/2016                                400,000          432,000

PHILIPPINES - 0.09%
Republic of Philippines
   9.50% due 02/02/2030                                 200,000          230,500
   9.875% due 01/15/2019                                200,000          233,500
   10.625% due 03/16/2025                               175,000          218,750
                                                                  --------------
                                                                         682,750

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

POLAND - 0.26%
Government of Poland
   5.00% due 10/24/2013                          PLN  2,600,000   $      833,519
   6.00% due 05/24/2009                               3,090,000        1,042,552
                                                                  --------------
                                                                       1,876,071

PORTUGAL - 0.17%
Republic of Portugal
   3.00% due 07/17/2006                          EUR    849,000        1,089,571
   5.15% due 06/15/2011                                 118,000          160,529
                                                                  --------------
                                                                       1,250,100

RUSSIA - 0.19%
Russian Federation
   5.00% due 03/31/2030                          $    1,300,000        1,390,740

SERBIA - 0.08%
Republic of Serbia
   zero coupon, Step up to
   6.75% on 11/01/2009 due 11/01/2024                   650,000          558,935

SOUTH AFRICA - 0.18%
Republic of South Africa
   6.50% due 06/02/2014                                 485,000          496,519
Republic of South Africa
   5.25% due 05/16/2013                          EUR     60,000           79,566
   13.00% due 08/31/2010                         ZAR  3,451,000          614,519
   13.50% due 09/15/2015                                500,000          102,357
                                                                  --------------
                                                                       1,292,961

SPAIN - 0.49%
Kingdom of Spain
   4.00% due 01/31/2010                          EUR     46,000           59,822
   5.75% due 07/30/2032                                 127,000          199,239
   6.00% due 01/31/2008                               2,427,000        3,242,104
                                                                  --------------
                                                                       3,501,165

SWEDEN - 0.10%
Kingdom of Sweden
   5.00% due 01/28/2009                          SEK  5,000,000          722,157

TURKEY - 0.31%
Republic of Turkey
   7.375% due 02/05/2025 (a)                     $      265,000          254,400
   14.00% due 01/19/2011                         TRY    295,000          176,921
   14.00% due 01/19/2011                                225,000          134,940
   15.00% due 02/10/2010                                605,000          377,090
   20.00% due 10/17/2007                              1,060,000          718,724
Republic of Turkey
   6.875% due 03/17/2036 (a)                     $      625,000          546,875
                                                                  --------------
                                                                       2,208,950

UKRAINE - 0.01%
Republic of Ukraine
   7.65% due 06/11/2013                                 100,000          101,020

UNITED KINGDOM - 0.33%
Government of United Kingdom
   4.25% due 06/07/2032                          GBP  1,260,000        2,351,909

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

URUGUAY - 0.02%
Republic of Uruguay
   9.25% due 05/17/2017 (a)                      $      150,000   $      164,250

VIETNAM - 0.07%
Socialist Republic of Vietnam
   6.875% due 01/15/2016 (a)                            525,000          532,339
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $84,004,138)                                             $   84,348,553
                                                                  --------------
CORPORATE BONDS - 27.54%

ADVERTISING - 0.38%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                                425,000          460,594
Advanstar Communications, Inc., Series B
   15.00% due 10/15/2011                                200,000          210,500
Lamar Advertising Company
   2.875% due 12/31/2010 (a)                            425,000          503,166
R.H. Donnelley Corp.
   8.875% due 01/15/2016                              1,175,000        1,177,937
   10.875% due 12/15/2012                               350,000          385,000
                                                                  --------------
                                                                       2,737,197

AEROSPACE - 0.33%
Aviall, Inc.
   7.625% due 07/01/2011 (a)                            225,000          234,563
BE Aerospace, Inc.
   8.50% due 10/01/2010                                  75,000           79,500
BE Aerospace, Inc., Series B
   8.875% due 05/01/2011                                250,000          260,000
Boeing Company
   8.75% due 08/15/2021                                  55,000           69,642
GenCorp, Inc.
   9.50% due 08/15/2013                                 550,000          594,000
Moog, Inc.
   6.25% due 01/15/2015                                 225,000          215,156
Northrop Grumman Corp.
   7.125% due 02/15/2011                                355,000          375,600
   7.75% due 03/01/2016                                  35,000           39,587
Rolls-Royce Group PLC, EMTN
   4.50% due 03/16/2011                          EUR     26,000           33,877
Sequa Corp.
   9.00% due 08/01/2009                          $       25,000           26,562
TransDigm, Inc.
   8.375% due 07/15/2011                                150,000          159,375
United Technologies Corp.
   5.40% due 05/01/2035                                 110,000           99,044
Vought Aircraft Industries, Inc.
   8.00% due 07/15/2011                                 200,000          188,000
                                                                  --------------
                                                                       2,374,906

AGRICULTURE - 0.21%
Bunge, Ltd.
   4.375% due 12/15/2008                                475,000          459,927
Case New Holland, Inc.
   9.25% due 08/01/2011                                 325,000          345,312

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE (CONTINUED)
Phosphate Resource Partners LP
   7.00% due 02/15/2008                          $      100,000   $      100,750
Terra Capital, Inc.
   11.50% due 06/01/2010                                150,000          165,750
UAP Holding Corp.
   zero coupon, Step up to
   10.75% on 01/15/2008 due 07/15/2012                   50,000           48,263
United Agri Products, Inc.
   8.25% due 12/15/2011                                 375,000          403,125
                                                                  --------------
                                                                       1,523,127

AIR TRAVEL - 0.01%
Air Jamaica, Ltd., Series REGS
   9.375% due 07/08/2015                                 75,000           76,875

ALUMINUM - 0.04%
Alcoa, Inc.
   4.25% due 08/15/2007                                  55,000           54,093
Century Aluminum Company
   7.50% due 08/15/2014                                 250,000          257,500
                                                                  --------------
                                                                         311,593

AMUSEMENT & THEME PARKS - 0.06%
Universal City Development Partners
   11.75% due 04/01/2010                                375,000          409,688

APPAREL & TEXTILES - 0.22%
Broder Brothers, Series B
   11.25% due 10/15/2010                                225,000          213,187
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                                 300,000          299,250
INVISTA
   9.25% due 05/01/2012                                 675,000          715,500
Jones Apparel Group, Inc.
   7.875% due 06/15/2006                                 55,000           55,022
Rafaella Apparel Group, Inc.
   11.25% due 06/15/2011                                300,000          294,000
                                                                  --------------
                                                                       1,576,959

AUTO PARTS - 0.23%
Accuride Corp.
   8.50% due 02/01/2015                                 250,000          244,375
Commercial Vehicle Group, Inc.
   8.00% due 07/01/2013                                  50,000           49,125
Lear Corp., Series B
   8.11% due 05/15/2009                                 525,000          511,875
Rexnord Corp.
   10.125% due 12/15/2012                               600,000          666,000
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                            175,000          175,875
                                                                  --------------
                                                                       1,647,250

AUTO SERVICES - 0.26%
Adesa, Inc.
   7.625% due 06/15/2012                                250,000          251,250
Avis Budget Car Rental LLC
   7.576% due 05/15/2014 (b)                             50,000           51,250
   7.625% due 05/15/2014                                375,000          376,875
   7.75% due 05/15/2016                                 150,000          151,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AUTO SERVICES (CONTINUED)
Hertz Corp., Class A
   8.875% due 01/01/2014                         $      625,000   $      650,000
   10.50% due 01/01/2016 (a)                            350,000          378,875
                                                                  --------------
                                                                       1,859,375

AUTOMOBILES - 0.23%
AutoNation, Inc.
   7.00% due 04/15/2014                                 550,000          547,250
   7.0447% due 04/15/2013 (b)                           100,000          101,000
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                  60,000           58,145
   4.75% due 01/15/2008                                 110,000          108,386
   5.36% due 09/10/2007 (b)                              70,000           70,241
   6.50% due 11/15/2013                                 460,000          463,521
   8.50% due 01/18/2031                                  60,000           68,773
ERAC USA Finance Company
   5.60% due 05/01/2015                                 240,000          230,122
                                                                  --------------
                                                                       1,647,438

BANKING - 1.39%
Australia & New Zealand Banking Group, Ltd.,
   EMTN
   4.45% due 02/05/2015 (b)                      EUR     39,000           50,913
BAC Capital Trust VI
   5.625% due 03/08/2035 (a)                     $      335,000          292,807
Banca Intesa SpA, EMTN
   5.85% due 05/08/2014 (b)                      EUR     67,000           90,739
Banca Monte dei Paschi di Siena SpA, EMTN
   4.50% due 09/24/2015 (b)                              75,000           97,583
Bank Nederlandse Gemeenten, EMTN
   4.00% due 07/15/2014                                 105,000          134,205
Bank of America Corp.
   5.25% due 02/01/2007                          $      150,000          149,891
Bank of Ireland
   6.45% due 02/10/2010                          EUR     49,000           68,177
Bank One Corp.
   5.25% due 01/30/2013                          $      200,000          193,875
Banknorth Capital Trust I, Series B
   10.52% due 05/01/2027                                 25,000           27,144
Banque du Liban, Series ECD
   10.00% due 04/25/2015                                300,000          346,890
Barclays Bank PLC, EMTN
   5.75% due 03/08/2011                          EUR     36,000           49,773
BB&T Capital Trust II
   6.75% due 06/07/2036                          $      405,000          403,259
BNP Paribas, EMTN
   5.25% due 12/17/2012                          EUR     36,000           49,137
Colonial Bank, N.A.
   9.375% due 06/01/2011                         $      185,000          207,352
Credit Agricole SA, Series TSDI
   zero coupon, Step up to 6% on
     06/20/2018 due 06/20/2049 (b)               GBP    100,000          179,483
Credit Suisse Group Finance Guernsey, Ltd.
   6.375% due 06/07/2013                         EUR     51,000           73,630
Deutsche Bank AG
   5.125% due 01/31/2013                                 72,000           97,191

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Festival Fun Parks LLC
   10.875% due 04/15/2014                        $      100,000   $      100,500
Greenpoint Capital Trust I
   9.10% due 06/01/2027                                  25,000           26,794
HBOS PLC
   3.125% due 01/12/2007                                170,000          167,648
HBOS PLC, EMTN
   4.375% due 10/30/2019 (b)                     EUR     54,000           69,240
HBOS PLC, MTN
   6.00% due 11/01/2033                          $      170,000          164,642
HSBC Bank PLC
   7.625% due 06/15/2006                                 95,000           95,057
HSBC Bank PLC, EMTN
   4.25% due 03/18/2016 (b)                      EUR     61,000           78,977
HSBC Holdings PLC
   6.50% due 05/02/2036                          $      125,000          123,852
   9.875% due 04/08/2018                         GBP     60,000          141,217
Hudson United Bancorp
   8.20% due 09/15/2006                          $       20,000           20,131
Huntington National Bank, Series BKNT
   4.375% due 01/15/2010                                220,000          211,402
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                              15,000           14,190
ING Bank NV, EMTN
   5.50% due 01/04/2012                          EUR     36,000           49,394
Islandsbanki HF
   5.2283% due 10/15/2008 (b)                    $      200,000          198,383
Keybank NA
   5.80% due 07/01/2014                                  40,000           39,578
Keybank NA, Series BKNT
   4.412% due 03/18/2008                                 55,000           54,108
KeyCorp, MTN, Series G
   4.70% due 05/21/2009                                  45,000           43,926
KfW Bankengruppe, EMTN
   4.75% due 12/07/2010                          GBP    524,000          973,319
Kreditanstalt fuer Wiederaufbau
   4.70% due 06/02/2037                          CAD    275,000          241,281
   6.375% due 02/17/2015                         NZD  1,050,000          659,534
Kreditanstalt fuer Wiederaufbau, Series EXCH
   5.50% due 12/07/2015                          GBP    140,000          273,590
Landwirtschaftliche Rentenbank, Series 7
   3.75% due 06/15/2009                          $      110,000          105,275
Marshall & Ilsley Bank, Series BKNT
   3.80% due 02/08/2008                                 110,000          106,962
   4.125% due 09/04/2007                                 50,000           49,096
Mizuho Capital Investment 1, Ltd.
   6.686% due 03/29/2049 (b)                            126,000          121,714
Mizuho Capital Investment EUR 1, Ltd.
   5.02% due 06/29/2049 (b)                      EUR     50,000           63,619
Nordea Bank Finland PLC, EMTN
   5.75% due 03/26/2014 (b)                              52,000           70,122
Northern Rock PLC, EMTN
   5.75% due 02/28/2017                          GBP     99,000          188,755
Northern Trust Company, Series BKNT
   4.60% due 02/01/2013                          $      120,000          112,297

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Rabobank Nederland, EMTN
   3.125% due 07/19/2010                         EUR     75,000   $       93,973
Regions Bank, Series BKNT
   2.90% due 12/15/2006                          $      120,000          118,525
Royal Bank of Scotland PLC, EMTN
   zero coupon, Step up to 6.935% on
      09/08/2014 due 06/29/2049 (b)              GBP    104,000          202,150
Sanpaolo IMI SpA, EMTN
   3.75% due 06/09/2015 (b)                      EUR     64,000           81,423
Standard Chartered Bank, EMTN
   3.625% due 02/03/2017 (b)                             64,000           79,438
Sumitomo Mitsui Banking Corp, Series REGS
   4.375% due 07/29/2049 (b)                             50,000           61,560
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)                     $      200,000          190,495
Suncorp-Metway, Ltd.
   4.625% due 06/15/2013                                 30,000           27,879
Svensk Exportkredit AB
   2.875% due 01/26/2007                                130,000          128,165
Svenska Handelsbanken, EMTN
   6.125% due 03/29/2049 (b)                     GBP     49,000           93,629
US Bancorp, MTN, Series P
   4.50% due 07/29/2010 (a)                      $      190,000          182,334
US Bank NA
   6.50% due 02/01/2008                                 260,000          264,489
Wachovia Bank NA, Series BKNT
   4.875% due 02/01/2015                                360,000          333,856
Wachovia Corp.
   5.1706% due 07/20/2007 (b)                            65,000           65,077
   5.50% due 08/01/2035                                 110,000           96,204
   6.40% due 04/01/2008                                  90,000           91,522
Webster Capital Trust II, Series B
   10.00% due 04/01/2027                                 35,000           37,629
Webster Financial Corp.
   5.125% due 04/15/2014                                200,000          186,147
Wells Fargo Company
   4.20% due 01/15/2010                                 205,000          196,063
   4.875% due 01/12/2011                                225,000          218,454
Westpac Banking Corp.
   2.875% due 06/25/2008                         EUR     21,000           26,571
World Savings Bank FSB, Series BKNT
   4.125% due 12/15/2009                         $      195,000          186,189
                                                                  --------------
                                                                      10,038,424

BIOTECHNOLOGY - 0.06%
Amgen, Inc.
   4.00% due 11/18/2009                                 130,000          123,756
Genentech, Inc.
   4.40% due 07/15/2010                                 125,000          119,685
   4.75% due 07/15/2015                                 205,000          188,283
                                                                  --------------
                                                                         431,724

BROADCASTING - 0.55%
Allbritton Communications Company
   7.75% due 12/15/2012                                 700,000          700,875
CanWest Media, Inc.
   8.00% due 09/15/2012                                 400,000          403,000

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Fisher Communications, Inc.
   8.625% due 09/15/2014                         $      225,000   $      235,687
Gray Television, Inc.
   9.25% due 12/15/2011                                 375,000          394,687
Liberty Media Corp.
   4.00% due 11/15/2029                                 600,000          380,250
   6.41% due 09/17/2006 (b)                              35,000           35,099
LIN Television Corp.
   2.50% due 05/15/2033                                  36,000           32,625
News America, Inc.
   6.20% due 12/15/2034                                 565,000          510,765
   6.40% due 12/15/2035                                 220,000          202,980
   7.375% due 10/17/2008                                125,000          129,318
Sirius Satellite Radio, Inc.
   9.625% due 08/01/2013 (a)                            350,000          330,750
Viacom, Inc.
   5.625% due 05/01/2007                                 95,000           95,073
   5.75% due 04/30/2011                                 240,000          236,653
XM Satellite Radio Holdings, Inc.
   9.75% due 05/01/2014 (a)                             300,000          279,000
                                                                  --------------
                                                                       3,966,762

BUILDING MATERIALS & CONSTRUCTION - 0.26%
Brand Services, Inc.
   12.00% due 10/15/2012                                350,000          398,563
Building Materials Corporation of America
   7.75% due 08/01/2014 (a)                             625,000          614,062
Columbus McKinnon Corp.
   8.875% due 11/01/2013                                300,000          308,250
CRH America, Inc.
   6.40% due 10/15/2033                                  65,000           63,037
Texas Industries, Inc.
   7.25% due 07/15/2013                                 450,000          459,000
                                                                  --------------
                                                                       1,842,912

BUILDINGS - 0.05%
D.R. Horton, Inc.
   4.875% due 01/15/2010 (a)                             70,000           66,862
   5.625% due 09/15/2014                                285,000          263,184
                                                                  --------------
                                                                         330,046

BUSINESS SERVICES - 0.74%
Affinity Group, Inc.
   9.00% due 02/15/2012                                 350,000          346,500
   10.875% due 02/15/2012                               105,437          103,328
Dun & Bradstreet Corp.
   5.50% due 03/15/2011                                 120,000          118,357
FTI Consulting, Inc.
   7.625% due 06/15/2013                                375,000          385,313
GTECH Holdings Corp.
   4.50% due 12/01/2009                                 250,000          240,779
   4.75% due 10/15/2010                                  30,000           28,933
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                 275,000          276,375
Insurance Auto Auctions, Inc.
   11.00% due 04/01/2013                                250,000          260,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Invensys PLC
   9.875% due 03/15/2011 (a)                     $      475,000   $      515,375
iPayment, Inc.
   9.75% due 05/15/2014                                 425,000          426,063
Nebraska Book Company, Inc.
   8.625% due 03/15/2012                                375,000          345,000
Pitney Bowes, Inc.
   4.625% due 10/01/2012                                315,000          296,570
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                              1,073,000        1,125,309
Universal Compression, Inc.
   7.25% due 05/15/2010                                 275,000          276,375
Xerox Corp.
   6.40% due 03/15/2016                                 250,000          238,750
   6.875% due 08/15/2011                                175,000          176,750
   7.20% due 04/01/2016 (a)                              75,000           76,500
   7.625% due 06/15/2013                                125,000          128,125
                                                                  --------------
                                                                       5,364,402

CABLE AND TELEVISION - 0.92%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                 775,000          769,188
Comcast Cable Communications, Inc.
   8.375% due 05/01/2007                                120,000          122,958
Comcast Corp.
   4.95% due 06/15/2016                                 425,000          381,206
   6.50% due 11/15/2035                                 255,000          240,654
Cox Communications, Inc.
   7.75% due 11/01/2010                                 480,000          509,965
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                135,000          130,828
CSC Holdings, Inc.
   7.25% due 07/15/2008                                 425,000          428,188
DirecTV Holdings LLC
   6.375% due 06/15/2015                                500,000          470,000
   8.375% due 03/15/2013                                150,000          158,813
E.W. Scripps Company
   4.30% due 06/30/2010                                  50,000           47,227
EchoStar Communications Corp.
   5.75% due 05/15/2008                                 150,000          147,562
Echostar DBS Corp.
   5.75% due 10/01/2008                                  15,000           14,756
   6.625% due 10/01/2014                                425,000          401,625
Kabel Deutschland GMBH
   10.625% due 07/01/2014                                75,000           80,250
Mediacom Broadband LLC
   8.50% due 10/15/2015                                 100,000           97,500
   11.00% due 07/15/2013                                 50,000           52,750
Rainbow National Services LLC
   8.75% due 09/01/2012                                 100,000          106,000
Rogers Cable, Inc.
   5.50% due 03/15/2014                                 160,000          144,800
   6.75% due 03/15/2015 (a)                             250,000          243,437
Shaw Communications, Inc.
   7.40% due 10/17/2007                          CAD     45,000           42,060
   8.25% due 04/11/2010                          $       75,000           78,375

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                          $      625,000   $      639,844
   8.75% due 12/15/2011                                 125,000          130,000
Time Warner Entertainment Company LP
   7.25% due 09/01/2008                                 475,000          490,041
   8.375% due 03/15/2023                                246,000          274,850
Videotron Ltee
   6.375% due 12/15/2015                                100,000           94,000
   6.875% due 01/15/2014                                315,000          306,337
                                                                  --------------
                                                                       6,603,214

CELLULAR COMMUNICATIONS - 1.15%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                425,000          468,563
America Movil SA de CV
   6.375% due 03/01/2035                                245,000          217,316
American Cellular Corp.
   10.00% due 08/01/2011                                200,000          214,750
American Tower Corp.
   3.00% due 08/15/2012                                 275,000          447,563
   7.125% due 10/15/2012 (a)                            250,000          255,625
   7.25% due 12/01/2011                                  50,000           51,125
   7.50% due 05/01/2012 (a)                              50,000           51,000
AT&T Broadband Corp.
   8.375% due 03/15/2013                                580,000          646,657
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                120,000          130,111
Centennial Communications Corp.
   8.125% due 02/01/2014                                 25,000           25,250
   10.00% due 01/01/2013                                 75,000           77,625
   10.125% due 06/15/2013                               375,000          404,062
Cingular Wireless Services, Inc.
   8.125% due 05/01/2012                                 10,000           11,087
Digicel, Ltd.
   9.25% due 09/01/2012                                 250,000          262,500
Dobson Cellular Systems, Inc.
   8.875% due 10/01/2013                                200,000          202,000
   9.875% due 11/01/2012 (a)                            225,000          243,000
Horizon PCS, Inc.
   11.375% due 07/15/2012                               125,000          141,875
mmO2 PLC, EMTN
   6.375% due 01/25/2007                         EUR     33,000           43,156
Motorola, Inc.
   7.50% due 05/15/2025                          $       65,000           71,411
Nextel Communications, Inc.
   6.875% due 10/31/2013                              1,290,000        1,314,275
   7.375% due 08/01/2015                                370,000          381,375
Nextel Partners, Inc.
   8.125% due 07/01/2011                                200,000          210,000
Rogers Wireless, Inc.
   7.50% due 03/15/2015                                  50,000           50,875
   8.00% due 12/15/2012                                 975,000        1,003,031
   8.035% due 12/15/2010 (b)                            100,000          103,125
   9.625% due 05/01/2011                                200,000          220,000
Rural Cellular Corp.
   9.875% due 02/01/2010                                150,000          157,875

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Rural Cellular Corp. (continued)
   10.8988% due 11/01/2012 (b)                   $      100,000   $      104,250
UbiquiTel Operating Company
   9.875% due 03/01/2011                                300,000          327,750
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                250,000          279,062
Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                165,000          164,902
                                                                  --------------
                                                                       8,281,196

CHEMICALS - 0.42%
Arco Chemical Company
   10.25% due 11/01/2010                                100,000          110,500
Chemtura Corp.
   9.875% due 08/01/2012                                 50,000           55,500
Compass Minerals International, Inc., Series B
   zero coupon, Step up to 12% on
   06/01/2008 due 06/01/2013                            475,000          437,000
Crystal US Holdings 3
   LLC/Crystal US Sub 3 Corp., Series A
   zero coupon, Step up to 10% on
   10/01/2009 due 10/01/2014                            250,000          199,375
Crystal US Holdings 3
   LLC/Crystal US Sub 3 Corp., Series B
   zero coupon, Step up to 10.5% on
   10/01/2009 due 10/01/2014                            375,000          295,313
Domtar, Inc.
   7.875% due 10/15/2011                                150,000          141,000
Dow Chemical Company
   6.125% due 02/01/2011                                120,000          121,951
Dow Chemical Company, EMTN
   4.375% due 06/25/2010                         EUR     38,000           49,310
Equistar Chemicals LP
   8.75% due 02/15/2009                          $       25,000           26,094
Hercules, Inc.
   6.75% due 10/15/2029                                  75,000           71,250
Huntsman LLC
   11.625% due 10/15/2010                               150,000          166,500
IMC Global, Inc.
   10.875% due 08/01/2013                                25,000           28,312
IMC Global, Inc., Series B
   10.875% due 06/01/2008                               100,000          107,500
   11.25% due 06/01/2011                                 25,000           26,406
Lubrizol Corp.
   4.625% due 10/01/2009                                 60,000           57,904
   5.875% due 12/01/2008                                195,000          195,291
Lyondell Chemical Company
   10.50% due 06/01/2013                                325,000          364,000
   11.125% due 07/15/2012                               100,000          110,000
Praxair, Inc.
   4.75% due 07/15/2007                                  85,000           84,370
Rockwood Specialties Group, Inc.
   7.50% due 11/15/2014                                 150,000          149,250
   10.625% due 05/15/2011                               225,000          243,000
                                                                  --------------
                                                                       3,039,826

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

COAL - 0.17%
Alpha Natural Resources LLC
   10.00% due 06/01/2012                         $      225,000   $      243,000
Foundation PA Coal Company
   7.25% due 08/01/2014                                 475,000          477,375
James River Coal Company
   9.375% due 06/01/2012                                250,000          258,125
Massey Energy Company
   6.625% due 11/15/2010                                 50,000           50,000
   6.875% due 12/15/2013                                200,000          192,000
                                                                  --------------
                                                                       1,220,500

COMMERCIAL SERVICES - 0.10%
Brickman Group, Ltd., Series B
   11.75% due 12/15/2009                                450,000          487,125
Mac-Gray Corp.
   7.625% due 08/15/2015                                225,000          229,500
                                                                  --------------
                                                                         716,625

COMPUTERS & BUSINESS EQUIPMENT - 0.17%
Cisco Systems, Inc.
   5.25% due 02/22/2011                                 290,000          285,585
Hewlett-Packard Co.
   5.50% due 07/01/2007                                 200,000          200,115
International Business Machines Corp., MTN
   2.375% due 11/01/2006                                120,000          118,614
   3.80% due 02/01/2008                                 180,000          175,450
Unisys Corp.
   6.875% due 03/15/2010 (a)                            225,000          213,469
   7.875% due 04/01/2008                                175,000          175,000
   8.00% due 10/15/2012 (a)                              75,000           70,406
                                                                  --------------
                                                                       1,238,639

CONSTRUCTION & MINING EQUIPMENT - 0.04%
JLG Industries, Inc.
   8.375% due 06/15/2012 (a)                            200,000          209,500
Terex Corp.
   7.375% due 01/15/2014                                100,000          100,250
                                                                  --------------
                                                                         309,750

CONTAINERS & GLASS - 0.53%
AEP Industries, Inc.
   7.875% due 03/15/2013                                350,000          348,250
Ball Corp.
   6.875% due 12/15/2012                                575,000          576,437
BWAY Corp.
   10.00% due 10/15/2010                                400,000          421,000
Graham Packaging Company
   8.50% due 10/15/2012                                  75,000           75,750
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                 275,000          277,063
   9.50% due 08/15/2013 (a)                              75,000           75,375
Greif, Inc.
   8.875% due 08/01/2012                                225,000          237,375
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                                 425,000          429,250
   8.75% due 11/15/2012                                 355,000          375,413
   8.875% due 02/15/2009                                350,000          361,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Owens-Illinois, Inc.
   7.35% due 05/15/2008                          $       75,000   $       74,812
Sealed Air Corp.
   5.375% due 04/15/2008                                230,000          228,331
Silgan Holdings, Inc.
   6.75% due 11/15/2013                                 125,000          123,438
Stone Container Corp.
   9.75% due 02/01/2011                                  75,000           76,875
Stone Container Finance
   7.375% due 07/15/2014 (a)                            125,000          111,875
                                                                  --------------
                                                                       3,792,619

COSMETICS & TOILETRIES - 0.05%
Chattem, Inc.
   7.00% due 03/01/2014                                 350,000          344,750

CRUDE PETROLEUM & NATURAL GAS - 0.79%
Amerada Hess Corp.
   7.375% due 10/01/2009                                 75,000           78,829
   7.875% due 10/01/2029                                415,000          464,650
Atlantic Richfield Corp.
   9.125% due 03/01/2011 (a)                            105,000          120,533
Chesapeake Energy Corp.
   6.375% due 06/15/2015                                450,000          424,125
   6.50% due 08/15/2017                                 250,000          236,250
   6.50% due 08/15/2017                                 125,000          118,125
   6.625% due 01/15/2016                                375,000          359,062
   7.00% due 08/15/2014                                 155,000          154,419
Clayton Williams Energy, Inc.
   7.75% due 08/01/2013                                  75,000           69,938
Compton Petroleum Finance Corp.
   7.625% due 12/01/2013                                450,000          438,750
Denbury Resources, Inc.
   7.50% due 04/01/2013                                 400,000          404,000
   7.50% due 12/15/2015                                 375,000          379,687
EnCana Corp.
   4.60% due 08/15/2009                                 190,000          184,212
   6.50% due 08/15/2034                                  45,000           45,163
EnCana Holdings Finance Corp.
   5.80% due 05/01/2014 (a)                             200,000          197,931
Encore Acquisition Company
   7.25% due 12/01/2017                                 350,000          338,625
Hilcorp Energy I LP
   7.75% due 11/01/2015                                 400,000          394,000
   10.50% due 09/01/2010                                375,000          407,812
Plains Exploration & Production Company
   8.75% due 07/01/2012 (a)                             275,000          287,375
Range Resources Corp.
   7.50% due 05/15/2016                                 425,000          423,938
Sempra Energy
   5.6594% due 05/21/2008 (b)                           180,000          180,197
                                                                  --------------
                                                                       5,707,621

DOMESTIC OIL - 0.58%
AmeriGas Partners LP
   7.25% due 05/20/2015 (a)                             900,000          877,500
ConocoPhillips
   5.90% due 10/15/2032 (a)                             180,000          173,468

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Devon Energy Corp.
   2.75% due 08/01/2006                          $      100,000   $       99,547
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                545,000          571,767
   7.875% due 09/30/2031                                185,000          215,078
Diamond Offshore Drilling, Inc.
   4.875% due 07/01/2015                                140,000          129,097
   5.15% due 09/01/2014                                 195,000          185,302
Forest Oil Corp.
   8.00% due 12/15/2011                                 100,000          103,750
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                  75,000           79,594
Range Resources Corp.
   6.375% due 03/15/2015 (a)                            700,000          647,500
   7.375% due 07/15/2013                                 25,000           24,875
Swift Energy Company
   7.625% due 07/15/2011                                200,000          200,000
   9.375% due 05/01/2012 (a)                             50,000           53,000
Valero Energy Corp.
   3.50% due 04/01/2009                                 470,000          442,859
   4.75% due 04/01/2014                                  65,000           59,776
Whiting Petroleum Corp.
   7.25% due 05/01/2013                                 300,000          292,500
                                                                  --------------
                                                                       4,155,613

DRUGS & HEALTH CARE - 0.03%
Biovail Corp.
   7.875% due 04/01/2010                                200,000          202,500

EDUCATIONAL SERVICES - 0.20%
AAC Group Holding Corp.
   zero coupon, Step up to 10.25% on
   10/01/2008 due 10/01/2012                            200,000          161,000
American Achievement Corp.
   8.25% due 04/01/2012                                 275,000          277,750
Education Management Corp
   10.25% due 06/01/2016                                725,000          730,437
Education Management LLC
   8.75% due 06/01/2014                                 275,000          276,375
                                                                  --------------
                                                                       1,445,562

ELECTRICAL EQUIPMENT - 0.11%
Exelon Generation Company LLC
   5.35% due 01/15/2014 (a)                             170,000          162,665
General Cable Corp.
   9.50% due 11/15/2010                                 275,000          296,656
Telex Communications Holdings, Inc.
   11.50% due 10/15/2008                                325,000          344,500
                                                                  --------------
                                                                         803,821

ELECTRICAL UTILITIES - 1.52%
AES Corp.
   7.75% due 03/01/2014                                 135,000          138,375
   8.875% due 02/15/2011                                275,000          292,531
   9.00% due 05/15/2015                                 930,000        1,006,725
   9.375% due 09/15/2010                                300,000          324,750
Alabama Power Company
   3.50% due 11/15/2007                                 150,000          145,851

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Alabama Power Company (continued)
   5.40% due 08/25/2009 (b)                      $      160,000   $      160,514
Allegheny Energy Supply Company LLC
   7.80% due 03/15/2011                                 250,000          263,437
   8.25% due 04/15/2012                                  50,000           53,625
Appalachian Power Company
   5.29% due 06/29/2007 (b)                              70,000           70,172
   6.375% due 04/01/2036                                170,000          163,290
Black Hills Corp.
   6.50% due 05/15/2013                                 235,000          232,584
CE Electric UK Funding Company
   6.995% due 12/30/2007                                200,000          202,221
CenterPoint Energy
   Transition Bond Co., LLC, Series A-2
   4.97% due 08/01/2014                                 175,000          171,503
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                                110,000          110,178
   7.25% due 09/01/2010                                 205,000          214,580
CMS Energy Corp.
   8.50% due 04/15/2011 (a)                              50,000           52,750
   9.875% due 10/15/2007                                475,000          498,156
Consumers Energy Co.
   5.80% due 09/15/2035 (a)                             100,000           89,430
Dominion Resources, Inc.
   4.125% due 02/15/2008                                 65,000           63,398
Edison SpA, EMTN
   5.125% due 12/10/2010                         EUR     30,000           40,071
El Paso Electric Company
   6.00% due 05/15/2035                          $      245,000          222,009
Elia System Operator SA
   4.75% due 05/13/2014                          EUR     68,000           89,633
Enbw International Finance BV, EMTN
   5.875% due 02/28/2012                                 36,000           50,248
Energy East Corp.
   5.75% due 11/15/2006                          $      125,000          125,079
Entergy Louisiana LLC
   5.83% due 11/01/2010                                  35,000           34,483
FirstEnergy Corp.
   6.45% due 11/15/2011                                 355,000          362,608
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                                  70,000           69,944
MidAmerican Energy Holdings Company
   6.125% due 04/01/2036                                220,000          207,487
Midwest Generation LLC
   8.75% due 05/01/2034                                 950,000        1,016,500
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                               650,000          650,000
Mission Energy Holding Co.
   13.50% due 07/15/2008                                400,000          451,500
National Grid PLC, EMTN
   5.00% due 07/02/2018                          EUR     22,000           28,654
National Power Corp.
   9.4438% due 08/23/2011 (b)                    $      200,000          222,756
Nevada Power Company
   5.875% due 01/15/2015                                 45,000           43,121

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Pacific Gas & Electric Company
   6.05% due 03/01/2034                          $      210,000   $      198,133
Pepco Holdings, Inc.
   5.50% due 08/15/2007                                 110,000          109,756
PPL Capital Funding, Inc.
   4.33% due 03/01/2009                                 285,000          273,359
RWE Finance BV, EMTN
   5.375% due 04/18/2008                         EUR     33,000           43,670
   6.375% due 06/03/2013                         GBP     49,000           97,539
San Diego Gas & Electric Company
   5.35% due 05/15/2035                          $       60,000           53,463
Scottish Power UK PLC
   8.375% due 02/20/2017                         GBP     39,000           90,444
Sierra Pacific Resources
   7.803% due 06/15/2012                         $      125,000          131,562
   8.625% due 03/15/2014 (a)                            850,000          915,602
Southern California Edison Company
   4.65% due 04/01/2015                                 275,000          251,332
Tri-State Generation & Transmission
   Association
   6.04% due 01/31/2018                                 110,000          108,203
Vattenfall Treasury AB, EMTN
   6.00% due 04/03/2009                          EUR     35,000           47,494
Virginia Electric and Power Company
   4.50% due 12/15/2010                          $       35,000           33,274
   6.00% due 01/15/2036                                 310,000          287,136
Westar Energy, Inc.
   5.10% due 07/15/2020                                 185,000          164,991
Western Power Distribution Holdings, Ltd.
   6.875% due 12/15/2007                                160,000          161,399
Wisconsin Electric Power Company
   3.50% due 12/01/2007                                 120,000          116,552
                                                                  --------------
                                                                      10,952,072

ELECTRONICS - 0.03%
Celestica, Inc.
   7.875% due 07/01/2011 (a)                            250,000          250,625

ENERGY - 0.85%
Duke Capital LLC
   6.25% due 02/15/2013 (a)                             265,000          268,062
Duke Capital LLC, Series B
   6.75% due 07/15/2018                                  90,000           93,003
Enterprise Products Operating LP
   4.95% due 06/01/2010                                 175,000          168,087
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                  80,000           77,994
   5.60% due 10/15/2014                                 120,000          113,254
Ferrellgas Partners LP
   8.75% due 06/15/2012                                 250,000          255,000
Florida Power & Light Company
   6.20% due 06/01/2036                                 110,000          109,539
Mirant North America LLC
   7.375% due 12/31/2013                              1,725,000        1,703,437
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                  50,000           52,216
NRG Energy, Inc.
   7.25% due 02/01/2014                                 400,000          400,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
NRG Energy, Inc. (continued)
   7.375% due 02/01/2016                         $    1,830,000   $    1,832,288
Orion Power Holdings, Inc.
   12.00% due 05/01/2010                                350,000          394,625
Peabody Energy Corp.
   6.875% due 03/15/2013                                200,000          200,000
Progress Energy, Inc.
   5.625% due 01/15/2016                                400,000          383,084
TXU Energy Company LLC
   6.125% due 03/15/2008                                 45,000           45,234
Xcel Energy, Inc.
   7.00% due 12/01/2010                                  30,000           31,366
                                                                  --------------
                                                                       6,127,189

FINANCIAL SERVICES - 3.22%
AIG SunAmerica Global Financing XII
   5.30% due 05/30/2007                                  75,000           74,864
Altria Finance Cayman Islands, Ltd.
   5.625% due 06/24/2008                         EUR     61,000           80,846
American Commercial Lines
   9.50% due 02/15/2015                          $      100,000          110,375
American Express Credit Corp.
   5.30% due 12/02/2015 (a)                              50,000           48,052
American Express Credit Corp., EMTN
   3.625% due 10/13/2009                         EUR     55,000           70,004
American General Finance Corp., Series I, MTN
   5.40% due 12/01/2015 (a)                      $      250,000          238,477
American Honda Finance Corp.
   4.50% due 05/26/2009                                 365,000          353,952
Arch Western Finance LLC
   6.75% due 07/01/2013                                 275,000          266,750
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                 560,000          690,984
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                550,000          603,625
BHP Billiton Finance USA, Ltd.
   4.80% due 04/15/2013                                 340,000          321,073
Boeing Capital Corp., MTN, Series X
   6.35% due 11/15/2007                                 160,000          161,696
Capital One Bank
   5.125% due 02/15/2014                                220,000          208,904
   6.50% due 06/13/2013                                 330,000          339,146
Capital One Financial Corp.
   4.738% due 05/17/2007                                160,000          158,723
Caterpillar Financial Services Corp., MTN,
   Series F
   4.50% due 09/01/2008 (a)                             140,000          136,921
Chukchansi Economic Development Authority
   8.06% due 11/15/2012                                 150,000          154,688
CIT Group, Inc.
   5.50% due 11/30/2007                                  65,000           64,972
   6.00% due 04/01/2036                                 165,000          152,982
CIT Group, Inc., GMTN
   4.25% due 09/22/2011                          EUR     50,000           64,235
CIT Group, Inc., MTN
   5.32% due 08/15/2008 (b)                      $      115,000          115,158
Citigroup, Inc.
   3.625% due 02/09/2009                                130,000          124,051

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. (continued)
   3.875% due 05/21/2010                         EUR     65,000   $       83,433
   4.75% due 02/10/2019 (b)                             100,000          131,240
   5.30% due 01/07/2016 (a)                      $      285,000          272,984
Countrywide Financial Corp.
   6.25% due 05/15/2016                                 455,000          452,711
Countrywide Home Loans, Inc., MTN
   4.125% due 09/15/2009                                150,000          142,937
Dollar Financial Group, Inc.
   9.75% due 11/15/2011                                 200,000          215,000
Erac USA Finance Co.
   6.75% due 05/15/2007                                 150,000          150,953
Ford Motor Credit Company
   5.625% due 06/06/2006                         EUR     42,000           53,898
   5.80% due 01/12/2009                          $      330,000          301,593
   5.88% due 03/21/2007 (b)                              50,000           49,629
   6.12% due 11/16/2006 (a)(b)                          110,000          109,839
   6.50% due 01/25/2007                                  60,000           59,966
   6.6383% due 01/15/2010 (b)                           100,000           90,573
   7.375% due 10/28/2009                              2,310,000        2,127,709
Franklin Resources, Inc.
   3.70% due 04/15/2008                                  60,000           57,985
Fund American Companies, Inc.
   5.875% due 05/15/2013                                205,000          198,973
GE Capital UK Funding, EMTN
   5.625% due 12/12/2014 (a)                     GBP     75,000          144,226
General Electric Capital Corp.
   6.125% due 02/22/2011                         $      220,000          224,929
General Electric Capital Corp., EMTN
   5.125% due 06/20/2007                         EUR     52,000           67,884
General Electric Capital Corp., Series A, MTN
   5.00% due 06/15/2007                          $      130,000          129,507
   6.00% due 06/15/2012                                 560,000          568,954
General Motors Acceptance Corp.
   5.625% due 05/15/2009 (a)                            635,000          597,700
   6.00% due 10/16/2006                          EUR     63,000           80,946
   6.0183% due 07/16/2007 (b)                    $      180,000          176,824
   6.875% due 08/28/2012                              1,000,000          920,319
   7.75% due 01/19/2010                                 625,000          612,330
GIE Suez Alliance, EMTN
   5.125% due 06/24/2015                         EUR     47,000           63,774
Global Cash Access LLC
   8.75% due 03/15/2012                          $      325,000          345,312
Goldman Sachs Capital, Inc.
   6.345% due 02/15/2034                                725,000          680,832
Goldman Sachs Group, Inc.
   4.25% due 08/04/2010                          EUR     48,000           62,210
   5.115% due 07/02/2007 (b)                     $       65,000           65,093
HSBC Finance Corp.
   5.00% due 06/30/2015                                 230,000          212,805
   5.50% due 01/19/2016                                 440,000          420,598
   5.75% due 01/30/2007                                  95,000           95,239
HSBC USA, Inc.
   4.625% due 04/01/2014                                100,000           91,892

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
International Lease Finance Corp.
   3.75% due 08/01/2007                          $      160,000   $      156,499
International Lease Finance Corp., EMTN
   4.125% due 10/09/2008                         EUR     70,000           90,549
International Lease Finance Corp., Series MTN
   5.45% due 03/24/2011                          $      325,000          320,774
iPCS, Inc.
   11.50% due 05/01/2012                                125,000          142,500
Jefferies Group, Inc.
   6.25% due 01/15/2036                                 260,000          236,053
John Deere Capital Corp.
   3.90% due 01/15/2008                                  85,000           82,882
   7.00% due 03/15/2012                                 200,000          212,713
JPMorgan Chase & Co, Series EMTN
   4.375% due 11/12/2019 (b)                     EUR     50,000           63,877
JPMorgan Chase & Company
   3.125% due 12/11/2006                         $      125,000          123,589
JPMorgan Chase & Company, EMTN
   4.25% due 06/09/2011                          EUR     39,000           50,578
JSG Funding PLC
   7.75% due 04/01/2015                          $      275,000          251,625
   9.625% due 10/01/2012                                425,000          443,063
Legg Mason, Inc.
   6.75% due 07/02/2008                                 165,000          168,748
Lehman Brothers Holdings, Inc.
   3.50% due 08/07/2008                                 290,000          278,210
Lehman Brothers Holdings, Inc., Series MTNG
   3.95% due 11/10/2009                                 325,000          307,426
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                            200,000          191,130
MBNA America Bank NA, EMTN
   4.625% due 08/03/2009                                300,000          292,203
MBNA Europe Funding Plc, EMTN
   4.50% due 01/23/2009                          EUR     33,000           43,121
Mellon Funding Corp.
   6.375% due 11/08/2011                         GBP     49,000           97,017
Merrill Lynch & Company, Inc.
   6.05% due 05/16/2016                          $      575,000          573,921
Merrill Lynch & Company, Inc., EMTN
   4.625% due 10/02/2013                         EUR     68,000           88,843
Merrill Lynch & Company, Inc., Series CPI
   4.33% due 03/02/2009 (b)                      $      150,000          145,679
Morgan Stanley, Series GMTN
   5.125% due 11/30/2015                         GBP    100,000          181,896
MUFG Capital Finance 1, Ltd.
   6.346% due 07/29/2049 (b)                     $      200,000          196,934
National Rural Utilities Cooperative Finance
   Corp.
   3.875% due 02/15/2008                                200,000          194,775
   4.375% due 10/01/2010                                100,000           95,377
Nationwide Building Society, EMTN
   3.375% due 08/17/2015 (b)                     EUR     55,000           68,957
Nell AF SARL
   8.375% due 08/15/2015 (a)                     $      625,000          617,187
   8.375% due 08/15/2015                         EUR     50,000           65,285

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
   04/01/2008 due 04/01/2013                     $      450,000   $      378,563
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                             150,000          140,062
Nisource Finance Corp.
   5.7638% due 11/23/2009 (b)                           140,000          140,192
Nissan Motor Acceptance Corp.
   4.625% due 03/08/2010                                120,000          114,857
Residential Capital Corp.
   6.125% due 11/21/2008                                151,000          149,358
   6.1683% due 04/17/2009 (b)                           170,000          169,322
   6.8983% due 04/17/2009 (b)                           125,000          124,955
SLM Corp., MTN
   5.625% due 08/01/2033                                 45,000           40,249
SLM Corp., MTN, Series A
   5.30% due 01/26/2009 (b)                             220,000          220,627
SLM Corp., Series CPI
   4.30% due 04/01/2009 (b)                             365,000          353,857
Stripes Acquisition LLC
   10.625% due 12/15/2013                               200,000          217,000
Sun Life Canada US Capital Trust
   8.526% due 05/29/2049                                270,000          286,576
The Bear Stearns Companies, Inc.
   4.00% due 01/31/2008                                 150,000          146,511
Toyota Motor Credit Corp.
   2.875% due 08/01/2008                                235,000          222,916
UBS AG
   4.50% due 09/16/2019                          EUR     62,000           84,029
                                                                  --------------
                                                                      23,171,760

FOOD & BEVERAGES - 0.55%
B&G Foods Holding Corp.
   8.00% due 10/01/2011                          $      500,000          503,750
Birds Eye Foods, Inc.
   11.875% due 11/01/2008                                75,000           76,406
Cott Beverages USA, Inc.
   8.00% due 12/15/2011                                 265,000          265,662
Del Monte Corp.
   8.625% due 12/15/2012                                325,000          338,813
Dole Food, Inc.
   8.625% due 05/01/2009                                175,000          172,375
   8.875% due 03/15/2011 (a)                            225,000          220,219
General Mills, Inc.
   3.875% due 11/30/2007                                215,000          209,750
   6.449% due 10/15/2006                                150,000          150,545
Kraft Foods, Inc.
   4.625% due 11/01/2006                                105,000          104,654
   5.625% due 11/01/2011                                180,000          178,148
Le*Nature's, Inc.
   10.00% due 06/15/2013                                200,000          209,000
Level 3 Financing, Inc.
   10.75% due 10/15/2011                                300,000          312,000
McCormick & Company, Inc.
   5.20% due 12/15/2015                                 430,000          409,444

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
McCormick & Company, Inc., MTN
   3.35% due 04/15/2009                          $      110,000   $      104,979
Panamerican Beverages, Inc.
   7.25% due 07/01/2009                                  35,000           36,137
PepsiAmericas, Inc.
   4.875% due 01/15/2015                                 55,000           51,185
Pierre Foods, Inc.
   9.875% due 07/15/2012                                100,000          102,000
Sysco Corp.
   5.375% due 09/21/2035                                100,000           89,402
The Wornick Company
   10.875% due 07/15/2011                               200,000          205,750
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                                 185,000          191,430
William Wrigley Jr. Company
   4.65% due 07/15/2015                                  60,000           55,166
                                                                  --------------
                                                                       3,986,815

FOREST PRODUCTS - 0.02%
Weyerhaeuser Company
   7.375% due 03/15/2032                                115,000          117,069

FURNITURE & FIXTURES - 0.11%
Norcraft Companies LP
   9.00% due 11/01/2011                                 275,000          286,000
Norcraft Holdings LP
   zero coupon, Step up to 9.75% on
      09/01/2008 due 09/01/2012                         225,000          189,000
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                             300,000          312,000
                                                                  --------------
                                                                         787,000

GAS & PIPELINE UTILITIES - 0.78%
ANR Pipeline Company
   8.875% due 03/15/2010                                110,000          116,445
Aquila Canada Finance Corp.
   7.75% due 06/15/2011 (a)                             200,000          208,500
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                                175,000          178,500
   8.125% due 12/15/2015                                 50,000           51,000
Atmos Energy Corp.
   4.00% due 10/15/2009                                 230,000          217,306
   5.95% due 10/15/2034                                  40,000           36,251
Boardwalk Pipelines LLC
   5.50% due 02/01/2017                                  90,000           84,998
Colorado Interstate Gas Company
   5.95% due 03/15/2015                                 300,000          280,214
   6.80% due 11/15/2015                                 400,000          394,651
Copano Energy LLC
   8.125% due 03/01/2016                                250,000          253,750
Duke Capital LLC
   7.50% due 10/01/2009                                 130,000          136,986
El Paso Natural Gas, Series A
   7.625% due 08/01/2010                                 15,000           15,488
El Paso Production Holding Company
   7.75% due 06/01/2013                                 575,000          586,500
Kinder Morgan Finance Company, ULC
   5.35% due 01/05/2011                                 130,000          122,275

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan Finance Company, ULC (continued)
   5.70% due 01/05/2016                          $      480,000   $      427,225
National Gas Co of
   Trinidad & Tobago Ltd, Series REGS
   6.05% due 01/15/2036                                 100,000           89,876
National Gas Company
   6.05% due 01/15/2036                                 105,000           96,114
Panhandle Eastern Pipe Line Company
   4.80% due 08/15/2008                                 155,000          151,898
Panhandle Eastern Pipe Line Company, Series B
   2.75% due 03/15/2007                                 130,000          127,129
Piedmont Natural Gas Company
   6.00% due 12/19/2033                                  15,000           14,339
Roseton/Danskammer, Series A
   7.27% due 11/08/2010                                 200,000          201,669
Southern California Gas Co.
   5.75% due 11/15/2035                                 265,000          250,272
Southern Natural Gas Company
   8.875% due 03/15/2010                                460,000          486,951
Sunoco, Inc.
   4.875% due 10/15/2014                                 30,000           27,860
Williams Companies, Inc.
   7.625% due 07/15/2019                                 50,000           51,625
   7.75% due 06/15/2031                                 100,000          101,750
   8.125% due 03/15/2012                                700,000          742,000
   8.75% due 03/15/2032                                  25,000           28,000
Williams Companies, Inc., Series A
   7.50% due 01/15/2031                                 125,000          124,375
                                                                  --------------
                                                                       5,603,947

GOLD - 0.02%
Newmont Mining Corp.
   5.875% due 04/01/2035                                130,000          116,449

HEALTHCARE PRODUCTS - 0.13%
Fresenius Medical Care Capital Trust
   7.875% due 02/01/2008                                    280          285,600
   7.875% due 06/15/2011                                 25,000           25,937
Medtronic, Inc., Series B
   4.375% due 09/15/2010                                145,000          138,527
   4.75% due 09/15/2015                                 330,000          303,597
VWR International, Inc.
   6.875% due 04/15/2012                                 50,000           49,000
   8.00% due 04/15/2014 (a)                             100,000          100,500
                                                                  --------------
                                                                         903,161

HEALTHCARE SERVICES - 0.28%
Concentra Operating Corp.
   9.125% due 06/01/2012                                200,000          209,250
   9.50% due 08/15/2010                                  75,000           78,844
DaVita, Inc.
   6.625% due 03/15/2013                                150,000          144,187
   7.25% due 03/15/2015                                 325,000          316,875
Team Health, Inc.
   11.25% due 12/01/2013                                225,000          233,438
UnitedHealth Group, Inc.
   5.25% due 03/15/2011                                 235,000          229,644

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
US Oncology, Inc.
   9.00% due 08/15/2012                          $      150,000   $      157,125
   10.75% due 08/15/2014                                 75,000           82,969
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                 250,000          256,250
WellPoint, Inc.
   4.25% due 12/15/2009                                  40,000           38,243
   5.00% due 01/15/2011                                 280,000          271,251
                                                                  --------------
                                                                       2,018,076

HOLDINGS COMPANIES/CONGLOMERATES - 0.27%
Hutchison Whampoa Finance, Ltd.
   5.875% due 07/08/2013                         EUR     62,000           85,664
   6.95% due 08/01/2007                          $      100,000          101,450
Hutchison Whampoa International, Ltd.
   6.25% due 01/24/2014                                 420,000          421,096
Leucadia National Corp.
   7.00% due 08/15/2013                                 415,000          408,775
Visant Corp.
   7.625% due 10/01/2012                                500,000          491,250
Visant Holding Corp.
   zero coupon, Step up to 10.25% on
   12/01/2008 due 12/01/2013                            600,000          474,000
                                                                  --------------
                                                                       1,982,235

HOMEBUILDERS - 0.20%
Centex Corp.
   4.55% due 11/01/2010                                  75,000           70,729
   5.45% due 08/15/2012                                 260,000          248,318
KB Home
   6.25% due 06/15/2015                                 190,000          173,514
Lennar Corp.
   5.95% due 10/17/2011                                  25,000           24,624
Lennar Corp., Series B
   5.60% due 05/31/2015                                 205,000          190,022
   5.68% due 03/19/2009 (b)                              70,000           70,087
MDC Holdings, Inc., MTN
   5.375% due 12/15/2014                                 60,000           53,781
NVR, Inc.
   5.00% due 06/15/2010                                 115,000          109,712
Pulte Homes, Inc.
   4.875% due 07/15/2009                                 70,000           67,844
   5.20% due 02/15/2015 (a)                             325,000          291,572
Ryland Group, Inc.
   5.375% due 01/15/2015                                 20,000           17,905
Ventas Realty LP/ Capital Corp.
   6.50% due 06/01/2016                                 150,000          145,125
                                                                  --------------
                                                                       1,463,233

HOTELS & RESTAURANTS - 0.34%
American Casino & Entertainment Properties LLC
   7.85% due 02/01/2012                                 400,000          407,000
Harrah's Operating Company, Inc.
   5.50% due 07/01/2010                                 505,000          495,792
   7.50% due 01/15/2009                                 110,000          114,267
Majestic Holding Company LLC
   zero coupon, Step up to 12.5% on
   10/15/2008 due 10/15/2011                            125,000           96,250

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Majestic Star Casino LLC
   9.50% due 10/15/2010                          $       75,000   $       79,500
O'Charleys, Inc.
   9.00% due 11/01/2013                                 250,000          255,625
Poster Financial Group, Inc.
   8.75% due 12/01/2011                                 400,000          421,000
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                                165,000          174,900
Resorts International Hotel and Casino, Inc.
   11.50% due 03/15/2009                                 25,000           27,250
Restaurant Company
   10.00% due 10/01/2013                                275,000          255,063
Yum! Brands, Inc.
   7.70% due 07/01/2012                                 130,000          140,261
                                                                  --------------
                                                                       2,466,908

HOUSEHOLD APPLIANCES - 0.02%
Gregg Appliances, Inc.
   9.00% due 02/01/2013                                 150,000          139,125

HOUSEHOLD PRODUCTS - 0.07%
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
   12/15/2009 due 12/15/2014                            350,000          245,875
   7.875% due 01/15/2014                                250,000          243,125
                                                                  --------------
                                                                         489,000

INSURANCE - 0.56%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                150,000          146,185
Allstate Financial Global Funding
   5.25% due 02/01/2007                                 100,000           99,877
Allstate Life Funding LLC, EMTN
   6.375% due 01/17/2011                         GBP     49,000           96,022
ASIF II, EMTN
   5.625% due 02/01/2012                                 49,000           93,255
Cigna Corp.
   7.40% due 05/15/2007                          $       80,000           81,190
Cincinnati Financial Corp.
   6.92% due 05/15/2028                                 150,000          156,234
Genworth Financial, Inc.
   5.75% due 06/15/2014                                 180,000          177,566
Highmark, Inc.
   6.80% due 08/15/2013                                 225,000          231,024
ING Security Life Institutional Funding
   2.70% due 02/15/2007                                 195,000          190,817
Jefferson-Pilot Capital Trust A
   8.14% due 01/15/2046                                 120,000          125,930
Marsh & McLennan Companies, Inc.
   5.375% due 07/15/2014                                465,000          435,729
MassMutual Global Funding II
   3.25% due 06/15/2007                                 140,000          136,753
Monumental Global Funding, Ltd., EMTN
   5.375% due 03/13/2009                         EUR     39,000           52,046
Nationwide Financial Services, Inc.
   5.90% due 07/01/2012                          $      200,000          200,075
Nationwide Mutual Insurance Company
   6.60% due 04/15/2034                                 135,000          125,913

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
New York Life Global Funding
   4.625% due 08/16/2010                         $      235,000   $      226,270
NLV Financial Corp.
   7.50% due 08/15/2033                                 160,000          161,797
Ohio National Financial Services, Inc.
   6.35% due 04/01/2013                                  15,000           15,119
Pacific Life Funding LLC, EMTN
   5.125% due 01/20/2015                         GBP     89,000          165,170
   5.50% due 05/14/2009                          EUR     39,000           52,324
Principal Financial Global Funding LLC, EMTN
   4.50% due 01/22/2009                                  39,000           50,704
Principal Life Global Funding I
   5.25% due 01/15/2013                                $190,000          184,835
Principal Life Income Funding Trusts
   5.20% due 11/15/2010 (a)                              40,000           39,246
Prudential Funding LLC, MTN
   6.60% due 05/15/2008                                 150,000          152,777
RLI Corp.
   5.95% due 01/15/2014                                  35,000           33,328
Security Benefit Life Insurance Company
   7.45% due 10/01/2033                                  95,000          100,873
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                                  55,000           55,099
Transamerica Capital II
   7.65% due 12/01/2026                                 135,000          145,381
Transatlantic Holdings, Inc.
   5.75% due 12/14/2015                                 170,000          163,846
Travelers Insurance Company
Institutional
   Funding, Ltd.
   5.75% due 12/06/2011                          GBP     49,000           93,962
Travelers Property Casualty Corp.
   3.75% due 03/15/2008                          $       40,000           38,869
                                                                  --------------
                                                                       4,028,216

INTERNATIONAL OIL - 0.42%
Canadian Natural Resources, Ltd.
   6.45% due 06/30/2033                                  75,000           73,854
Newfield Exploration Company
   6.625% due 09/01/2014                                 35,000           33,512
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 400,000          369,000
   6.21% due 06/15/2010 (b)                             395,000          404,480
   6.625% due 06/15/2035                                230,000          208,725
   6.625% due 06/15/2035                                335,000          304,012
   7.75% due 09/28/2049                                 344,000          342,108
   8.625% due 02/01/2022                                175,000          196,875
Pemex Project Funding Master Trust,
   Series REGS
   6.25% due 08/05/2013                          EUR     65,000           88,608
   6.625% due 06/15/2035                         $      200,000          181,500
Petro-Canada
   5.95% due 05/15/2035 (a)                             265,000          243,798
PF Export Receivables Master Trust
   6.436% due 06/01/2015                                 74,641           72,486
Repsol International Finance BV, EMTN
   4.625% due 10/08/2014                         EUR     35,000           44,507

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
XTO Energy, Inc.
   5.65% due 04/01/2016                          $      200,000   $      193,403
YPF SA, MTN, Series C
   10.00% due 11/02/2028                                220,000          253,000
                                                                  --------------
                                                                       3,009,868

INVESTMENT COMPANIES - 0.01%
BES Finance, Ltd., EMTN
   6.25% due 05/17/2011                          EUR     66,000           92,361

LEISURE TIME - 1.04%
AMC Entertainment, Inc.
   8.00% due 03/01/2014                          $      325,000          304,687
   11.00% due 02/01/2016 (a)                            650,000          702,000
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                200,000          204,500
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                             225,000          217,125
   7.75% due 12/15/2012                                 175,000          178,937
   8.75% due 04/15/2012                                 200,000          211,500
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
      03/15/2009 due 03/15/2014                         725,000          568,219
   9.00% due 02/01/2013                                 250,000          266,250
Herbst Gaming, Inc.
   7.00% due 11/15/2014                                 375,000          369,375
   8.125% due 06/01/2012                                 75,000           77,062
International Speedway Corp.
   4.20% due 04/15/2009                                  90,000           86,345
Little Traverse Bay Bands of Odawa Indians
   10.25% due 02/15/2014                                175,000          173,250
Lottomatica SpA
   4.80% due 12/22/2008                          EUR     30,000           39,098
Majestic Star Casino LLC
   9.50% due 10/15/2010                          $      150,000          159,000
Mandalay Resort Group
   10.25% due 08/01/2007                                 75,000           78,563
MGM Mirage, Inc.
   6.00% due 10/01/2009                                 180,000          177,525
   6.75% due 09/01/2012                                  15,000           14,737
   8.50% due 09/15/2010                                 450,000          474,750
   9.75% due 06/01/2007                                 100,000          103,375
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 100,000          101,000
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                 450,000          430,313
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 125,000          126,875
Royal Caribbean Cruises, Ltd.
   8.00% due 05/15/2010 (a)                              90,000           94,779
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                 335,000          328,300
Station Casinos, Inc.
   6.00% due 04/01/2012                                 140,000          134,050
   6.50% due 02/01/2014                                 200,000          191,000
   6.875% due 03/01/2016                                655,000          632,894

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Town Sports International, Inc.
   9.625% due 04/15/2011                         $      175,000   $      184,625
Trump Entertainment Resorts, Inc.
   8.50% due 06/01/2015                                 375,000          367,500
Warner Music Group
   7.375% due 04/15/2014                                275,000          272,250
Wynn Las Vegas LLC
   6.625% due 12/01/2014                                250,000          237,188
                                                                  --------------
                                                                       7,507,072

LIFE SCIENCES - 0.06%
Fisher Scientific International, Inc.
   6.125% due 07/01/2015                                425,000          413,313

MANUFACTURING - 0.11%
Koppers, Inc.
   9.875% due 10/15/2013                                256,000          281,600
Tyco International Group SA
   5.80% due 08/01/2006                                 135,000          135,071
   6.375% due 10/15/2011                                390,000          399,317
Tyco International Group SA, EMTN
   5.50% due 11/19/2008                          EUR     10,000           13,230
                                                                  --------------
                                                                         829,218

MEDICAL-HOSPITALS - 0.48%
Community Health Systems, Inc.
   6.50% due 12/15/2012                          $      200,000          191,750
CRC Health Corp.
   10.75% due 02/01/2016                                225,000          231,750
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                 400,000          422,000
HCA, Inc.
   6.375% due 01/15/2015                                500,000          473,664
   6.50% due 02/15/2016                                 325,000          307,435
   8.75% due 09/01/2010                                 650,000          695,101
Tenet Healthcare Corp.
   6.375% due 12/01/2011 (a)                            350,000          318,062
   6.50% due 06/01/2012                                 125,000          112,344
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                  75,000           74,344
   7.00% due 11/15/2013                                 625,000          605,469
                                                                  --------------
                                                                       3,431,919

METAL & METAL PRODUCTS - 0.34%
Earle M. Jorgensen Company
   9.75% due 06/01/2012                                 450,000          481,500
Falconbridge, Ltd.
   6.20% due 06/15/2035                                 135,000          117,904
Gibraltar Industries, Inc.
   8.00% due 12/01/2015                                 675,000          681,750
Hawk Corp.
   8.75% due 11/01/2014                                 181,000          181,905
Indalex Holding Corp.
   11.50% due 02/01/2014                                175,000          183,312
Metals USA, Inc.
   11.125% due 12/01/2015                               100,000          111,500
Mobile Mini, Inc.
   9.50% due 07/01/2013                                 124,000          134,230

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Neenah Foundary Company
   11.00% due 09/30/2010                         $      150,000   $      163,500
Novelis, Inc.
   7.25% due 02/15/2015                                 325,000          310,375
Rio Tinto Finance PLC, EMTN
   5.125% due 05/10/2007                         EUR     27,000           35,200
Vale Overseas, Ltd.
   6.25% due 01/11/2016                          $       60,000           57,600
                                                                  --------------
                                                                       2,458,776

MINING - 0.04%
Barrick Gold Finance Company
   4.875% due 11/15/2014                                 30,000           27,830
Placer Dome, Inc.
   6.375% due 03/01/2033                                 15,000           14,686
   6.45% due 10/15/2035                                  25,000           24,702
Rio Tinto Finance USA, Ltd.
   2.625% due 09/30/2008                                140,000          131,101
Teck Cominco, Ltd.
   5.375% due 10/01/2015 (a)                             75,000           70,333
                                                                  --------------
                                                                         268,652

OFFICE FURNISHINGS & SUPPLIES - 0.08%
ACCO Brands Corp.
   7.625% due 08/15/2015                                200,000          189,000
Interface, Inc.
   9.50% due 02/01/2014                                  25,000           25,937
   10.375% due 02/01/2010                               300,000          329,625
                                                                  --------------
                                                                         544,562

PAPER - 0.31%
Abitibi-Consolidated, Inc.
   5.25% due 06/20/2008                                 175,000          166,250
   6.95% due 12/15/2006                                  10,000           10,050
   8.55% due 08/01/2010 (a)                             125,000          123,125
Boise Cascade LLC
   7.125% due 10/15/2014                                485,000          438,925
Celulosa Arauco y Constitucion SA
   5.125% due 07/09/2013                                 80,000           73,886
   8.625% due 08/15/2010 (a)                            220,000          239,983
Jefferson Smurfit Corp.
   8.25% due 10/01/2012 (a)                             200,000          188,000
Longview Fibre Company
   10.00% due 01/15/2009                                375,000          394,875
NewPage Corp.
   10.00% due 05/01/2012                                 25,000           26,687
   11.3988% due 05/01/2012 (b)                          175,000          190,312
   12.00% due 05/01/2013 (a)                            175,000          187,250
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                                200,000          184,000
                                                                  --------------
                                                                       2,223,343

PETROLEUM SERVICES - 0.51%
Allis-Chalmers Energy, Inc.
   9.00% due 01/15/2014                                 150,000          152,250
BP Canada Finance Company
   3.375% due 10/31/2007                                 60,000           58,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Chaparral Energy, Inc.
   8.50% due 12/01/2015                          $      325,000   $      329,063
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                454,000          456,270
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034                                805,000          944,023
Halliburton Company
   5.50% due 10/15/2010                                 375,000          373,109
Hanover Compressor Company
   7.50% due 04/15/2013                                 250,000          247,500
   9.00% due 06/01/2014                                 100,000          106,250
Hanover Equipment Trust
   8.75% due 09/01/2011                                 350,000          364,000
Premcor Refining Group, Inc.
   6.75% due 02/01/2011                                 120,000          123,974
Pride International, Inc.
   7.375% due 07/15/2014                                 50,000           51,125
SESI LLC
   6.875% due 06/01/2014                                450,000          441,000
                                                                  --------------
                                                                       3,646,939

PHARMACEUTICALS - 0.23%
Abbott Laboratories
   5.625% due 07/01/2006                                 90,000           90,027
AmerisourceBergen Corp.
   5.625% due 09/15/2012                                350,000          341,025
Aventis SA, EMTN
   4.25% due 09/15/2010                          EUR     65,000           84,257
Hospira, Inc.
   4.95% due 06/15/2009                          $       80,000           78,277
Merck & Company, Inc.
   2.50% due 03/30/2007                                 100,000           97,688
Mylan Laboratories, Inc.
   5.75% due 08/15/2010 (a)                             150,000          145,500
Omnicare, Inc.
   6.75% due 12/15/2013                                 350,000          339,500
   6.875% due 12/15/2015                                125,000          121,250
Teva Pharmaceutical Finance LLC
   5.55% due 02/01/2016                                 180,000          170,764
Warner Chilcott Corp.
   8.75% due 02/01/2015                                 200,000          199,500
                                                                  --------------
                                                                       1,667,788

PHOTOGRAPHY - 0.09%
Eastman Kodak Company
   7.25% due 11/15/2013                                 640,000          620,534

PLASTICS - 0.09%
Covalence Specialty Materials Corp.
   10.25% due 03/01/2016                                675,000          681,750

POLLUTION CONTROL - 0.03%
Aleris International, Inc.
   9.00% due 11/15/2014 (a)                             200,000          207,500

PUBLISHING - 0.34%
Dex Media East LLC
   9.875% due 11/15/2009                                150,000          159,000
   12.125% due 11/15/2012                               250,000          281,875

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
Dex Media West
   9.875% due 08/15/2013                         $      225,000   $      245,250
Dex Media West LLC
   8.50% due 08/15/2010                                  25,000           25,875
Haights Cross Communications, Inc.
   12.50% due 08/15/2011 (a)                            175,000           94,500
Haights Cross Operating Company
   11.75% due 08/15/2011                                300,000          309,000
Houghton Mifflin Company
   8.25% due 02/01/2011                                 300,000          307,500
Mail-Well I Corp.
   9.625% due 03/15/2012                                275,000          294,250
Medianews Group, Inc.
   6.375% due 04/01/2014                                 75,000           67,875
   6.875% due 10/01/2013                                375,000          352,500
Morris Publishing Group LLC
   7.00% due 08/01/2013                                 300,000          285,375
                                                                  --------------
                                                                       2,423,000

RAILROADS & EQUIPMENT - 0.09%
Canadian National Railway Company
   6.25% due 08/01/2034                                 285,000          286,819
Norfolk Southern Corp.
   5.59% due 05/17/2025                                  30,000           27,786
   6.00% due 04/30/2008                                 240,000          241,845
   7.25% due 02/15/2031 (a)                              35,000           38,910
Union Pacific Corp.
   5.75% due 10/15/2007                                  85,000           85,092
                                                                  --------------
                                                                         680,452

REAL ESTATE - 0.41%
Archstone-Smith Operating Trust, REIT
   5.25% due 05/01/2015                                 180,000          169,781
   5.625% due 08/15/2014                                 15,000           14,601
Arden Realty LP, REIT
   5.20% due 09/01/2011                                  60,000           58,978
AvalonBay Communities, Inc., REIT
   4.95% due 03/15/2013                                  60,000           56,562
   6.125% due 11/01/2012                                185,000          187,268
BF Saul, REIT
   7.50% due 03/01/2014                                 150,000          153,000
Camden Property Trust, REIT
   4.375% due 01/15/2010                                 90,000           86,166
Developers Diversified Realty Corp., REIT
   3.875% due 01/30/2009 (a)                            170,000          162,037
Felcor Lodging LP, REIT
   8.83% due 06/01/2011 (b)                             225,000          232,031
   9.00% due 06/01/2011                                  75,000           80,250
Host Marriott LP, REIT
   6.375% due 03/15/2015 (a)                             75,000           71,437
   6.75% due 06/01/2016                                 300,000          291,375
   7.125% due 11/01/2013 (a)                            250,000          251,250
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                                 100,000          100,250
iStar Financial, Inc.
   5.80% due 03/15/2011                                  45,000           44,444

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                          $       45,000   $       44,062
iStar Financial, Inc., Series B, REIT
   4.875% due 01/15/2009                                 90,000           87,776
   5.125% due 04/01/2011 (a)                            115,000          110,389
Kimco Realty Corp., MTN, REIT
   4.904% due 02/18/2015                                 60,000           55,473
Reckson Operating Partnership, REIT
   6.00% due 03/31/2016                                 210,000          203,572
Simon Property Group LP, REIT
   3.75% due 01/30/2009                                 180,000          171,534
   5.375% due 06/01/2011                                 55,000           53,916
Ventas Realty LP, REIT
   6.75% due 06/01/2010                                 200,000          200,750
Vornado Realty LP, REIT
   4.50% due 08/15/2009                                  80,000           76,978
                                                                  --------------
                                                                       2,963,880

RETAIL - 0.22%
Home Depot, Inc.
   5.40% due 03/01/2016                                 280,000          269,726
JC Penney Company, Inc.
   7.375% due 08/15/2008                                385,000          397,726
Leslie's Poolmart
   7.75% due 02/01/2013 (a)                             350,000          344,750
NationsRent, Inc.
   9.50% due 10/15/2010 (a)                             325,000          349,375
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                225,000          237,938
                                                                  --------------
                                                                       1,599,515

RETAIL GROCERY - 0.20%
Couche-Tard US LP
   7.50% due 12/15/2013                                 450,000          453,375
Delhaize America, Inc.
   8.125% due 04/15/2011                                 45,000           47,912
Pathmark Stores, Inc.
   8.75% due 02/01/2012                                 325,000          314,438
Safeway, Inc.
   4.125% due 11/01/2008                                 65,000           62,587
The Kroger Company
   7.80% due 08/15/2007                                 110,000          112,476
   8.05% due 02/01/2010                                 420,000          449,112
                                                                  --------------
                                                                       1,439,900

RETAIL TRADE - 0.44%
American Greetings Corp.
   7.375% due 06/01/2016 (a)                            100,000          101,500
Fortune Brands, Inc.
   5.125% due 01/15/2011                                210,000          204,488
FTD, Inc.
   7.75% due 02/15/2014                                 525,000          519,750
GSC Holdings Corp.
   8.00% due 10/01/2012 (a)                             925,000          920,375
Home Depot, Inc.
   3.75% due 09/15/2009                                 115,000          109,099
Jean Coutu Group (PJC), Inc.
   7.625% due 08/01/2012 (a)                            275,000          267,437

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
May Department Stores Company
   3.95% due 07/15/2007                          $      125,000   $      122,224
Target Corp.
   7.50% due 07/15/2006                                  55,000           55,138
The Pantry, Inc.
   7.75% due 02/15/2014                                 375,000          377,344
Wal-Mart Stores, Inc.
   4.75% due 01/29/2013                          GBP     68,000          124,434
   5.25% due 09/01/2035                          $      235,000          204,442
   6.875% due 08/10/2009                                155,000          161,094
                                                                  --------------
                                                                       3,167,325

SANITARY SERVICES - 0.17%
Allied Waste North America, Inc.
   8.50% due 12/01/2008                                 225,000          235,969
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                                 175,000          186,594
Casella Waste Systems, Inc.
   9.75% due 02/01/2013                                 750,000          792,187
Oakmont Asset Trust
   4.514% due 12/22/2008                                 20,000           19,293
Waste Management, Inc.
   7.375% due 05/15/2029 (a)                             15,000           16,232
                                                                  --------------
                                                                       1,250,275

SEMICONDUCTORS - 0.22%
Flextronics International, Ltd.
   6.25% due 11/15/2014                                 175,000          166,250
Freescale Semiconductor, Inc.
   6.875% due 07/15/2011                                435,000          439,350
Intel Corp.
   2.95% due 12/15/2035                                 250,000          205,625
Spansion LLC
   11.25% due 01/15/2016                                175,000          179,812
STATS ChipPAC, Ltd.
   6.75% due 11/15/2011                                 100,000           96,500
   7.50% due 07/19/2010                                 500,000          500,000
                                                                  --------------
                                                                       1,587,537

SOFTWARE - 0.19%
Oracle Corp.
   5.00% due 01/15/2011                                 730,000          708,051
Serena Software, Inc.
   10.375% due 03/15/2016                               125,000          130,625
SS&C Technologies, Inc.
   11.75% due 12/01/2013                                100,000          106,250
UGS Corp.
   10.00% due 06/01/2012                                400,000          434,000
                                                                  --------------
                                                                       1,378,926

STEEL - 0.06%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                               375,000          405,938

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.86%
Canadian Satellite Radio Holdings, Inc.
   12.75% due 02/15/2014                                175,000          175,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES
   (CONTINUED)
Deutsche Telekom International Finance BV
   3.875% due 07/22/2008                         $       85,000   $       82,238
   5.75% due 03/23/2016                                 245,000          232,913
   6.625% due 07/11/2011                         EUR     60,000           85,397
   7.50% due 05/29/2007                                  26,000           34,642
Dycom Industries, Inc.
   8.125% due 10/15/2015                         $      275,000          283,250
Eircom Funding
   8.25% due 08/15/2013                                 300,000          321,750
France Telecom SA
   8.0 due 03/01/2011                                   520,000          561,601
France Telecom SA, EMTN
   7.00% due 12/23/2009                          EUR     65,000           91,511
   8.125% due 01/28/2033                                 10,000           16,992
Insight Midwest LP
   9.75% due 10/01/2009                          $      100,000          102,500
Intelsat Ltd.
   9.6138% due 01/15/2012 (b)                           400,000          405,500
Intelsat Subsidiary Holding Co., Ltd.
   8.25% due 01/15/2013                                 225,000          225,844
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                275,000          259,875
Lucent Technologies, Inc.
   8.00% due 08/01/2031 (a)                             236,000          239,625
Nutro Products Inc.
   9.23% due 10/15/2013 (b)                             150,000          151,875
   10.75% due 04/15/2014                                300,000          306,750
Panamsat Corp.
   9.00% due 08/15/2014                                 400,000          415,000
Panamsat Holding Corp.
   zero coupon, Step up to 10.375% on
   11/01/2009 due 11/01/2014                             75,000           54,562
SBC Communications, Inc.
   5.10% due 09/15/2014                                  80,000           74,730
   6.45% due 06/15/2034                                 405,000          385,837
Syniverse Technologies Inc., Series B
   7.75% due 08/15/2013                                 300,000          299,250
Telus Corp.
   7.50% due 06/01/2007                                 200,000          203,533
   8.00% due 06/01/2011                                 170,000          185,755
Verizon Global Funding Corp.
   7.25% due 12/01/2010                                 110,000          115,772
   7.75% due 12/01/2030                                 285,000          304,941
Wind Acquisition Finance SA
   10.75% due 12/01/2015                                450,000          483,750
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
   02/01/2010 due 02/01/2015                            100,000           72,250
                                                                  --------------
                                                                       6,172,643

TELEPHONE - 0.70%
AT&T Corp.
   7.30% due 11/15/2011 (b)                              50,000           53,428
AT&T, Inc.
   5.30% due 11/15/2010                                 340,000          333,384

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
AT&T, Inc. (continued)
   5.38% due 11/14/2008 (b)                      $      100,000   $      100,224
BellSouth Corp.
   5.295% due 11/15/2007 (b)                            110,000          110,161
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                              1,150,000        1,196,000
Nordic Telephone Company Holdings ApS
   8.25% due 05/01/2016                          EUR    100,000          132,816
Qwest Corp.
   7.875% due 09/01/2011                         $      350,000          360,062
   8.16% due 06/15/2013 (b)                             125,000          133,750
   8.875% due 03/15/2012                                200,000          214,500
Sprint Capital Corp.
   6.875% due 11/15/2028                                380,000          383,192
   7.625% due 01/30/2011                                295,000          315,879
Telecom Italia Capital SA
   4.00% due 01/15/2010                                 150,000          140,881
   5.25% due 11/15/2013                                 695,000          649,196
Telecom Italia Finance SA, EMTN
   5.875% due 01/24/2008                         EUR     14,000           18,574
   6.875% due 01/24/2013                                 52,000           75,017
   7.75% due 01/24/2033                                  11,000           17,084
Telefonica Europe BV, Series EMTN
   5.125% due 02/14/2013                                 30,000           39,686
Telefonos de Mexico SA de CV
   4.50% due 11/19/2008                          $      120,000          115,951
   4.75% due 01/27/2010                                 155,000          148,281
   5.50% due 01/27/2015                                 150,000          138,736
US LEC Corp.
   13.62% due 10/01/2009 (b)                            375,000          401,250
                                                                  --------------
                                                                       5,078,052

TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company
   7.857% due 08/15/2011                                325,000          314,438

TOBACCO - 0.14%
Altria Group, Inc.
   7.20% due 02/01/2007                                 130,000          130,955
BAT International Finance PLC, EMTN
   5.125% due 07/09/2013                         EUR     61,000           80,230
Imperial Tobacco Finance PLC, EMTN
   6.875% due 06/13/2012                         GBP     49,000           98,142
Reynolds American, Inc.
   7.25% due 06/01/2013                          $      675,000          666,586
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                                  45,000           44,213
                                                                  --------------
                                                                       1,020,126

TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%
K2, Inc.
   7.375% due 07/01/2014                                410,000          402,825

TRANSPORTATION - 0.27%
Bombardier, Inc.
   6.30% due 05/01/2014                                 375,000          334,687
   6.75% due 05/01/2012                                 875,000          824,688

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
CHC Helicopter Corp.
   7.375% due 05/01/2014                         $      450,000   $      441,000
FedEx Corp.
   2.65% due 04/01/2007                                 200,000          195,158
Grupo Transportacion Ferroviaria
   Mexicana, S.A. de C.V.
   9.375% due 05/01/2012                                125,000          133,125
                                                                  --------------
                                                                       1,928,658

UTILITY SERVICE - 0.04%
Public Service Company of New Mexico
   4.40% due 09/15/2008                                 210,000          203,812
Veolia Environnement, EMTN
   5.875% due 02/01/2012                         EUR     30,000           41,594
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013                                 50,000           66,156
                                                                  --------------
                                                                         311,562
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $200,444,588)                         $  198,332,441
                                                                  --------------
CONVERTIBLE BONDS - 0.11%

INSURANCE - 0.00%
Fortis Insurance NV
   7.75% due 01/26/2008                          $       25,000           32,375

INTERNET RETAIL - 0.05%
Amazon.com, Inc.
   4.75% due 02/01/2009                                 350,000          334,250

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.06%
Juniper Networks, Inc.
   zero coupon due 06/15/2008 (a)                       400,000          403,500
                                                                  --------------
TOTAL CONVERTIBLE BONDS (Cost $782,663)                           $      770,125
                                                                  --------------
MUNICIPAL BONDS - 0.14%

CALIFORNIA - 0.06%
California State Public Works Board
   5.00% due 01/01/2021                                 225,000          232,250
State of California
   5.25% due 04/01/2034                                 100,000          104,148
   5.50% due 11/01/2033                                 100,000          106,884
                                                                  --------------
                                                                         443,282

KANSAS - 0.02%
Kansas Development Finance Authority
   5.501% due 05/01/2034                                120,000          112,622

NEVADA - 0.03%
Clark County Nevada School District
   5.00% due 06/15/2018                                 220,000          231,055

NEW YORK - 0.02%
New York City Housing Development Corp.
   6.42% due 11/01/2027                                 160,000          161,062

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
MUNICIPAL BONDS (CONTINUED)

OREGON - 0.01%
State of Oregon
   5.892% due 06/01/2027                         $       60,000   $       59,255
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $1,020,459)                           $    1,007,276


COLLATERALIZED MORTGAGE OBLIGATIONS - 4.56%
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A1
   3.878% due 09/11/2036                                 89,266           84,780
Banc of America Commercial Mortgage, Inc.,
   Series 2003-1, Class A2
   4.648% due 09/11/2036                                796,000          750,671
Banc of America Mortgage Securities,
   Series 2003-L, Class 2A2
   4.2621% due 01/25/2034 (b)                           558,666          543,762
Banc of America Mortgage Securities,
   Series 2004-A, Class 2A2
   4.1162% due 02/25/2034 (b)                           306,315          297,874
Banc of America Mortgage Securities,
   Series 2004-D, Class 2A2
   4.1995% due 05/25/2034 (b)                           136,624          132,001
Banc of America Mortgage Securities,
   Series 2004-H, Class 2A2
   4.7514% due 09/25/2034 (b)                           317,827          310,144
Banc of America Mortgage Securities,
   Series 2004-I, Class 3A2
   4.9174% due 10/25/2034 (b)                           153,173          149,996
Banc of America Mortgage Securities,
   Series 2005-J, Class 2A1
   5.1019% due 11/25/2035 (b)                           539,494          529,049
Banc of America
Mortgage Securities, Series 2005-A, Class 2A2
   4.63% due 02/25/2035 (b)                           1,148,209        1,116,806
Bear Stearns Commercial Mortgage
   Securities, Series 1998-C1, Class A2
   6.44% due 06/16/2030                                 600,000          608,783
Bear Stearns Commercial Mortgage
   Securities, Series 2002-TOP8, Class A2
   4.83% due 08/15/2038                                 320,000          305,851
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PW10, Class A1
   5.085% due 12/11/2040                                976,377          963,567
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR8, Class A4
   4.674% due 06/11/2041                                578,000          531,421
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR9, Class A1
   4.498% due 09/15/2042                                150,115          146,354
Bear Stearns Commercial Mortgage
   Securities, Series 2005-PWR9, Class AAB
   4.804% due 09/11/2042                                462,000          438,962
Bear Stearns Commercial Mortgage
   Securities, Series 2005-T18, Class A1
   4.274% due 02/13/2042 (b)                            520,563          506,211
Bear Stearns Commercial Mortgage
   Securities, Series 2005-T20, Class A1
   4.94% due 10/12/2042                                  41,958           41,275

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Citigroup Mortgage Loan Trust, Inc.
   4.70% due 02/25/2036                          $      940,744   $      912,836
Citigroup Mortgage Loan Trust,
   Inc., Series 2006-AR2, Class 1AB
   5.591% due 03/25/2036                                518,388          512,643
Citigroup/Deutsche Bank Commercial Mortgage
   Trust, Series 2005-CD1, Class AJ
   5.399% due 07/15/2044 (b)                             75,000           71,647
Commercial Mortgage Pass Through
   Certificates, Series 2005-LP5, Class A1
   4.235% due 05/10/2043                                480,626          469,362
CS First Boston
   Mortgage Securities Corp., Series 2005-C1,
   Class A2
   4.609% due 02/15/2038                                149,000          144,071
DLJ Commercial Mortgage Corp.,
   Series 1999-CG2,Class A1B
   7.30% due 06/10/2032                                 629,000          656,883
Federal Home Loan Mortgage Corp. Stated Final,
   Series 2004-SF4, Class B
   2.37% due 12/15/2009                                  99,413           96,062
Federal Home Loan Mortgage Corp. Stated Final,
   Series 2004-SF4, Class C
   3.32% due 12/15/2011                                  64,000           60,568
Federal Home Loan Mortgage Corp. Strips,
   Series 1998-199, Class PO
   zero coupon PO due 08/01/2028                         13,257           10,183
Federal Home Loan Mortgage Corp., Series
   1993-1633, Class PL
   6.50% due 03/15/2023                                  89,939           89,987
Federal Home Loan Mortgage Corp., Series
   1994-1671, Class G
   6.50% due 08/15/2023                                  12,099           12,110
Federal Home Loan Mortgage Corp., Series
   2003-2586, Class NJ
   4.50% due 08/15/2016                                 417,802          406,757
Federal Home Loan Mortgage Corp., Series
   2003-2614, Class IH
   4.50% IO due 05/15/2016                              267,000           34,054
Federal Home Loan Mortgage Corp., Series
   2003-2627, Class IE
   4.50% IO due 04/15/2018                               98,458           10,231
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class KI
   4.50% IO due 01/15/2015                              280,012           15,752
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class LI
   4.50% IO due 06/15/2011                               98,714            2,524
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class MV
   4.00% due 01/15/2022                                 191,000          188,211
Federal Home Loan Mortgage Corp., Series
   2003-2631, Class PC
   4.50% due 03/15/2016                               1,224,000        1,183,984
Federal Home Loan Mortgage Corp., Series
   2003-2681, Class PC
   5.00% due 01/15/2019                                 255,000          250,643

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal Home Loan Mortgage Corp., Series
   2003-2686, Class JG
   5.50% due 04/15/2028                          $      847,000   $      831,837
Federal Home Loan Mortgage Corp., Series
   2003-41, Class YV
   5.50% due 04/25/2014                                 309,415          307,260
Federal Home Loan Mortgage Corp., Series
   2004-2844, Class PQ
   5.00% due 05/15/2023                                 149,000          147,510
Federal Home Loan Mortgage Corp., Series
   2004-2872, Class YB
   5.00% due 06/15/2023                                 318,000          314,140
Federal Home Loan Mortgage Corp., Series
   2004-2882, Class YB
   5.00% due 10/15/2027                                 814,000          790,980
Federal Home Loan Mortgage Corp., Series
   2004-2890, Class PB
   5.00% due 11/15/2027                                 798,000          775,732
Federal Home Loan Mortgage Corp., Series
   2005-2934, Class NB
   5.00% due 01/15/2028                                 106,000          102,828
Federal Home Loan Mortgage Corp., Series
   2005-46, Class CN
   5.00% due 01/25/2020                                 313,000          306,780
Federal Home Loan Mortgage Corp., Series
   2005-R003, Class VA
   5.50% due 08/15/2016                                 551,756          543,858
Federal Home Loan Mortgage Corp., Series
   2006-3123, Class VB
   6.00% due 09/15/2013                                 284,808          287,573
Federal Home Loan Mortgage Corp., Series
   2006-3162, Class OD
   6.00% due 06/15/2035                                 375,000          369,181
Federal National Mortgage Association Interest
   Strip, Series 2002-319, Class 2
   6.50% IO due 02/01/2032                               50,827           13,467
Federal National Mortgage Association, Series
   1993-8, Class L
   9.00% due 01/25/2008                                   6,518            6,616
Federal National Mortgage Association, Series
   2002-43, Class A
   6.00% due 06/25/2016                                   1,044            1,042
Federal National Mortgage Association, Series
   2002-74, Class PJ
   5.00% due 03/25/2015                                 615,000          608,690
Federal National Mortgage Association, Series
   2002-84, Class VA
   5.50% due 11/25/2013                                 225,619          224,007
Federal National Mortgage Association, Series
   2003-40, Class NI
   5.50% IO due 11/25/2028                              103,044            7,169
Federal National Mortgage Association, Series
   2003-92, Class NM
   3.50% due 04/25/2013                                 494,000          482,003
Federal National Mortgage Association, Series
   2004-21, Class AC
   4.00% due 05/25/2016                                 103,985          100,602

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Federal National Mortgage Association, Series
   2006-3136, Class PB
   6.00% due 01/15/2030                          $      411,000   $      410,849
GE Capital Commercial
   Mortgage Corp., Series 2001-1, Class A2
   6.531% due 05/15/2033                                440,000          454,828
GE Capital Commercial
   Mortgage Corp., Series 2005-C4, Class A1
   5.082% due 11/10/2045                                544,366          538,667
Government National Mortgage Association,
   Series 1997-16, Class PL
   6.50% due 10/20/2027                                 322,000          327,090
Government National Mortgage Association,
   Series 1998-12, Class Z
   6.50% due 05/20/2028                                  65,943           66,839
Government National Mortgage Association,
   Series 1998-6, Class EA
   zero coupon PO due 03/16/2028                         48,798           39,550
Government National Mortgage Association,
   Series 1999-15, Class PB
   5.00% due 08/16/2028                                  26,220           26,142
Government National Mortgage Association,
   Series  2001-48, Class PC
   6.50% due 10/20/2031                                 441,181          448,331
Government National Mortgage Association,
   Series 2003-3, Class LM
   5.50% due 02/20/2032                                 401,000          393,126
Government National Mortgage Association,
   Series 2003-49, Class A
   2.212% due 10/16/2017                                111,754          104,628
Government National Mortgage Association,
   Series 2003-49, Class C
   4.485% due 10/16/2033 (b)                             67,000           60,090
Government National Mortgage Association,
   Series 2003-70, Class TD
   5.50% due 10/20/2030                                 908,000          890,294
Government National Mortgage Association,
   Series 2003-73, Class B
   5.064% due 09/16/2026 (b)                            432,000          419,721
Government National Mortgage Association,
   Series 2004-103, Class A
   3.878% due 12/16/2019                                126,827          122,966
Government National Mortgage Association,
   Series 2004-23, Class B
   2.946% due 03/16/2019                                529,000          500,847
Government National Mortgage Association,
   Series 2004-43, Class D
   4.994% due 03/16/2030 (b)                             56,000           53,029
Government National Mortgage Association,
   Series 2004-44, Class PC
   5.50% due 05/20/2031                                 928,000          916,838
Government National Mortgage Association,
   Series 2005-94, Class PB
   5.50% due 12/20/2035                                 135,000          127,298
Greenwich Capital Commercial Funding Corp.,
   Series 2004-GG1, Class A2
   3.835% due 06/10/2036                                435,734          425,393

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class AAB
   4.619% due 08/10/2042 (b)                     $      146,000   $      137,643
GS Mortgage Securities Corp II,
   Series 2004-GG2, Class A2
   4.293% due 08/01/2038                                236,000          230,706
JP Morgan Chase Commercial Mortgage Securities
   Corp, Series 2006-CB14, Class A4
   5.481% due 12/12/2044 (b)                          1,740,000        1,695,005
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIB2,
   Class A2
   6.244% due 04/15/2035                              1,341,765        1,354,911
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2001-CIBC,
   Class A3
   6.26% due 03/15/2033                                 283,000          290,226
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class A1
   4.613% due 10/15/2042                                 43,090           42,275
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2005-LDP4,
   Class ASB
   4.824% due 10/15/2042 (b)                            621,000          591,736
LB-UBS Commercial Mortgage Trust, Series
   2006-C1, Class A1
   5.018% due 02/15/2031                                251,773          249,295
LB-UBS Commercial Mortgage Trust, Series
   2006-C1, Class A4
   5.156% due 02/15/2031                                842,500          801,889
LB-UBS Commercial Mortgage
   Trust, Series 2003-C8, Class A1
   3.636% due 11/15/2027                                847,755          820,636
LB-UBS Commercial Mortgage
   Trust, Series 2004-C2, Class A2
   3.246% due 03/15/2029                                233,000          219,866
LB-UBS Commercial Mortgage
   Trust, Series 2004-C4, Class A2
   4.567% due 06/15/2029 (b)                            457,000          445,820
LB-UBS Commercial Mortgage
   Trust, Series 2005-C1, Class A4
   4.742% due 02/15/2030                                133,000          123,548
Morgan Stanley Dean Witter
   Capita I, Series 2002-TOP7, Class A1
   5.38% due 01/15/2039                                  68,429           68,135
Morgan Stanley Dean Witter
   Capital I, Series 2002-TOP7, Class A2
   5.98% due 01/15/2039                                 366,000          370,177
Vendee Mortgage Trust, Series 1996-3, Class 4
   9.6135% due 03/15/2025 (b)                            18,321           19,405
Washington Mutual, Inc., Series 2004-AR1,
   Class A
   4.229% due 03/25/2034 (b)                            236,712          229,831
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $33,366,489)                                             $   32,824,920
                                                                  --------------
ASSET BACKED SECURITIES - 1.80%
AmeriCredit Automobile
   Receivables Trust, Series 2006-RM, Class A3
   5.53% due 01/06/2014                                 795,000          793,332

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Bank One Auto Securitization Trust,
   Series 2003-1, Class A3
   1.82% due 09/20/2007                          $        7,099   $        7,086
BankBoston Home Equity Loan Trust,
   Series 1998-2, Class A6
   6.64% due 12/25/2028                                  71,911           72,382
Capital Auto Receivables Asset
   Trust, Series 2004-1, Class A4
   2.64% due 11/17/2008                                 191,000          185,664
Capital Auto Receivables Asset
   Trust, Series 2004-1, Class CTFS
   2.84% due 09/15/2010                                 149,000          144,231
Capital One Multi-Asset Execution
   Trust, Series 2004-A8, Class A8
   5.2106% due 08/15/2014 (b)                           624,000          626,949
Capital One Prime Auto
   Receivables Trust, Series 2006-1, Class A4
   5.01% due 11/15/2011                                 260,000          256,716
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-2, Class 1M1
   5.599% due 09/25/2031                                 36,204           35,705
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2002-4, Class 2A1
   5.4513% due 10/25/2032 (b)                            21,613           21,688
Chase Funding Mortgage Loan Asset-Backed
   Certificates, Series 2003-3, Class 1A6
   3.717% due 10/25/2014                                250,000          234,881
Citibank Credit Card Issuance
   Trust, Series 2001-A6, Class A6
   5.65% due 06/16/2008                                 149,000          149,007
CNH Equipment Trust, Series 2003-B, Class A4B
   3.38% due 02/15/2011                                 250,000          244,640
Credit-Based Asset Servicing and
   Securitization, Series 2005-CB5, Class AF2
   4.831% due 08/25/2035                                293,000          286,490
Credit-Based Asset Servicing and
   Securitization, Series 2006-CB3, Class AV3
   5.2513% due 03/25/2036 (b)                           865,000          865,000
Detroit Edison Securitization Funding LLC,
   Series 2001-1, Class A5
   6.42% due 03/01/2015                                 450,000          467,834
GE Equipment Small Ticket LLC, Series 2005-1A,
   Class A4
   4.51% due 12/22/2014                                 337,000          327,531
GS Auto Loan Trust, Series 2004-1, Class A3
   2.13% due 11/15/2007                                  20,020           19,875
Harley-Davidson Motorcycle
   Trust, Series 2003-3, Class A2
   2.76% due 05/15/2011                                  81,122           79,699
Harley-Davidson Motorcycle
   Trust, Series 2003-4, Class A2
   2.69% due 04/15/2011                                  96,832           94,167
Hertz Vehicle Financing LLC,
   Series 2004-1A, Class A2
   2.38% due 05/25/2008                                 265,000          259,077

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Honda Auto Receivables Owner
   Trust, Series 2003-5, Class A4
   2.96% due 04/20/2009                          $      194,000   $      189,482
Household Affinity Credit Card Master Note
   Trust I, Series 2003-1, Class A
   5.2006% due 02/15/2010 (b)                           106,000          106,206
Hyundai Auto Receivables
   Trust, Series 2003-A, Class A4
   3.02% due 10/15/2010                                 150,000          146,038
Hyundai Auto Receivables
   Trust, Series 2006-A, Class A4
   5.26% due 06/25/2014                                 415,000          413,184
John Deere Owner Trust, Series 2005-A,
   Class A4
   4.16% due 05/15/2012                                  50,000           48,420
M&I Auto Loan Trust, Series 2005-1, Class A4
   4.86% due 03/21/2011                                 140,000          138,165
Marriott Vacation Club Owner Trust, Series
   2006-1A, Class A
   5.737% due 04/20/2028                                475,000          474,993
Marriott Vacation Club Owner Trust, Series
   2006-1A, Class B
   5.827% due 04/20/2028                                 40,000           40,000
MBNA Credit Card Master Note Trust, Series
   2005-A3, Class A3
   4.10% due 10/15/2012                               1,150,000        1,096,789
MBNA Master Credit Card Trust
   USA, Series 2000-D, Class A
   5.2806% due 09/15/2009 (b)                           225,000          225,384
Morgan Stanley ABS Capital I, Series 2006-HE4,
   Class A3
   5.23% due 06/25/2036                                 475,000          475,000
Navistar Financial Corp. Owner
   Trust, Series 2003-B, Class A3
   5.2806% due 04/15/2008 (b)                           101,651          101,729
New Century Home Equity Loan
   Trust, Series 2005-A, Class A6
   4.954% due 08/25/2035                                895,000          841,145
New Century Home Equity Loan
   Trust, Series 2005-A, Class M2
   5.344% due 08/25/2035                                215,000          203,845
Nissan Auto Receivables Owner
   Trust, Series 2004-A, Class A4
   2.76% due 07/15/2009                                 191,000          185,150
Onyx Acceptance Owner
   Trust, Series 2005-A, ClassA4
   3.91% due 09/15/2011                                 250,000          242,872
Peco Energy Transition Trust,
   Series 2001-A, Class A1
   6.52% due 12/31/2010                                 447,000          462,407
PP&L Transition Bond Company LLC,
   Series 1999-1, Class A8
   7.15% due 06/25/2009                                 111,000          114,508
PSE&G Transition Funding LLC, Series 2001-1,
   Class A6
   6.61% due 06/15/2015                                 131,000          137,735

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Reliant Energy Transport Bond
   Company, Series 2001-1, Class A4
   5.63% due 09/15/2015                          $      334,000   $      334,725
Residential Asset Mortgage
   Products, Inc., Series 2003-RZ2, Class A1
   3.60% due 04/25/2033                                  39,062           37,748
Residential Asset Mortgage
   Products, Inc., Series 2004-RZ3, Class AI2
   3.42% due 10/25/2027 (b)                              39,442           39,172
Residential Asset Securities
   Corp, Series 2006-KS3, Class AI3
   5.2513% due 04/25/2036 (b)                           600,000          600,000
Sovereign Bank Home Equity Loan
   Trust, Series 2000-1, Class A6
   7.25% due 02/25/2015                                   8,619            8,779
Susquehanna Auto Lease Trust, Series 2006-1,
   Class A3
   5.21% due 03/16/2009                                 200,000          199,281
Triad Auto Receivables Owner Trust, Series
   2006-B, Class A3
   5.41% due 08/12/2011                                 300,000          299,250
Triad Auto Receivables Owner Trust, Series
   2006-B, Class A4
   5.52% due 11/12/2012                                 500,000          499,297
USAA Auto Owner Trust, Series 2005-2, Class A4
   4.17% due 02/15/2011                                 150,000          145,865
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $13,070,700)                                             $   12,979,123
                                                                  --------------

SUPRANATIONAL OBLIGATIONS - 0.33%

SUPRANATIONAL - 0.33%
Eurofima, EMTN
   6.50% due 08/22/2011                          AUD    705,000          539,707
European Investment Bank, Series EMTN
   6.00% due 07/15/2009                          NZD  1,440,000          895,132
   6.50% due 09/10/2014                               1,430,000          899,755
                                                                  --------------
                                                                       2,334,594
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $2,443,440)                                              $    2,334,594
                                                                  --------------
SHORT TERM INVESTMENTS - 16.19%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   73,998,439   $   73,998,439
T. Rowe Price Reserve Investment Fund (c)            42,619,864       42,619,864
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $116,618,303)                                            $  116,618,303
                                                                  --------------

SPECTRUM INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 2.33%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $16,756,722 on 06/01/2006,
   collateralized by $17,050,000 Federal Home
   Loan Mortgage Corporation, 5.125% due
   10/24/2007 (valued at $17,092,625,
   including interest) (c)                       $   16,755,000   $   16,755,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,755,000)                                             $   16,755,000
                                                                  --------------
TOTAL INVESTMENTS (SPECTRUM INCOME FUND)
   (COST $794,906,969) - 110.61%                                  $  796,531,031

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (10.61)%                                                 (76,378,586)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  720,152,445
                                                                  ==============

STRATEGIC BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 0.23%

CELLULAR COMMUNICATIONS - 0.17%
American Tower Corp., Class A *                          15,666   $      485,176

HOUSEHOLD PRODUCTS - 0.06%
Home Interiors *                                        674,617          182,147
                                                                  --------------
TOTAL COMMON STOCKS (Cost $551,187)                               $      667,323
                                                                  --------------
WARRANTS - 0.01%

GOVERNMENT OF MEXICO - 0.01%
United Mexican States
   (Expiration Date 10/10/2006; strike
   price $25.00)                                          5,000           17,000
                                                                  --------------
TOTAL WARRANTS (Cost $12,500)                                     $       17,000
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 4.35%

TREASURY INFLATION PROTECTED
   SECURITIES (D) - 0.09%
   2.00% due 01/15/2016 (a)                      $      261,685          251,749

U.S. TREASURY BONDS - 1.41%
   4.125% due 08/15/2010 (a)***                       2,770,000        2,675,756
   4.25% due 08/15/2014 (a)                             705,000          664,628
   4.50% due 02/15/2036 (a)                             380,000          339,506
   6.125% due 08/15/2029 (a)****                        440,000          486,613
                                                                  --------------
                                                                       4,166,503

U.S. TREASURY NOTES - 2.85%
   2.00% due 01/15/2026 (a)***                        1,670,757        1,545,580
   3.625% due 01/15/2010 (a)***                       2,850,000        2,719,302
   4.00% due 03/15/2010 to 02/15/2014 (a)             2,820,000        2,689,499
   4.25% due 11/15/2014 (a)***                        1,425,000        1,341,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS (CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.875% due 04/30/2011 (a)                     $      100,000   $       99,262
                                                                  --------------
                                                                       8,394,813
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $13,111,817)                                             $   12,813,065
                                                                  --------------

CORPORATE BONDS - 42.82%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.09%
   5.125% due 04/18/2011                                280,000          276,773

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.41%
   5.625% due 05/19/2011                              1,220,000        1,218,495
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $127,482,599)                         $  126,079,636
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.53%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.00%
   8.00% due 05/01/2010 ***                               9,826           10,099
   8.50% due 05/01/2008 ***                               6,275            6,398
                                                                  --------------
                                                                          16,497

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 31.52%
   5.00% TBA **                                      44,450,000       41,829,566
   5.50% TBA **                                      43,000,000       41,644,084
   5.916% due 11/01/2035 ***                            394,204          403,084
   6.00% TBA **                                       2,600,000        2,565,061
   6.50% due 10/01/2032                                 843,310          853,103
   6.50% TBA **                                       5,300,000        5,341,404
   7.50% due 07/01/2030 to 02/01/2031                    63,183           65,552
   8.00% due 07/01/2027 to 08/01/2027                    51,279           54,506
   8.80% due 01/25/2019                                  35,850           38,186
   10.40% due 04/25/2019                                 12,712           13,645
                                                                  --------------
                                                                      92,808,191

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
   5.01%
   5.00% TBA **                                       5,000,000        4,753,125
   6.00% TBA **                                      10,000,000        9,968,750
   7.50% due 04/15/2022 to 10/15/2027                    21,695           22,773
                                                                  --------------
                                                                      14,744,648
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $107,846,899)                                            $  107,569,336
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 5.40%

BRAZIL - 2.06%
Federative Republic of Brazil
   8.00% due 01/15/2018                               1,575,000        1,641,938
   8.25% due 01/20/2034                               3,500,000        3,552,500
   8.75% due 02/04/2025                                 815,000          867,975
                                                                  --------------
                                                                       6,062,413

COLOMBIA - 0.22%
Republic of Colombia
   8.125% due 05/21/2024                                195,000          204,945
   10.00% due 01/23/2012 (a)                            140,000          160,300

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

COLOMBIA (CONTINUED)
Republic of Colombia (continued)
   10.75% due 01/15/2013                         $      235,000   $      282,000
                                                                  --------------
                                                                         647,245
ITALY - 0.15%
Republic of Italy
   5.804% due 10/25/2032                                440,000          434,874

MEXICO - 0.84%
Government of Mexico
   5.625% due 01/15/2017 (a)                            650,000          604,500
   5.875% due 01/15/2014 (a)                            675,000          654,075
   6.375% due 01/16/2013 (a)                            616,000          616,000
   8.125% due 12/30/2019 (a)                            440,000          493,460
   10.375% due 02/17/2009                               104,000          115,544
                                                                  --------------
                                                                       2,483,579

PANAMA - 0.12%
Republic of Panama
   6.70% due 01/26/2036                                 148,000          139,860
   7.25% due 03/15/2015                                 150,000          154,875
   9.375% due 04/01/2029                                 41,000           50,020
                                                                  --------------
                                                                         344,755

RUSSIA - 2.01%
Russian Federation
   5.00% due 03/31/2030                               5,540,000        5,926,692
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $16,211,672)                                             $   15,899,558
                                                                  --------------
CORPORATE BONDS - 42.82%

ADVERTISING - 0.50%
Affinion Group, Inc.
   10.125% due 10/15/2013                               245,000          253,575
Lamar Media Corp.
   6.625% due 08/15/2015                                150,000          142,500
R.H. Donnelley Corp.
   6.875% due 01/15/2013                                100,000           91,500
   6.875% due 01/15/2013                                175,000          160,125
   8.875% due 01/15/2016                                500,000          501,250
RH Donnelley Finance Corp. series I
   10.875% due 12/15/2012                               300,000          330,000
                                                                  --------------
                                                                       1,478,950

AEROSPACE - 0.19%

Alliant Techsystems, Inc.
   6.75% due 04/01/2016                                  85,000           83,406
DRS Technologies, Inc.
   6.875% due 11/01/2013                                400,000          392,000
   7.625% due 02/01/2018                                 25,000           25,250
TransDigm, Inc.
   8.375% due 07/15/2011                                 55,000           58,438
                                                                  --------------
                                                                         559,094

AIR TRAVEL - 0.06%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                 28,867           27,298

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AIR TRAVEL (CONTINUED)
Continental Airlines, Inc., Series D
   7.568% due 12/01/2006                         $      140,000   $      139,628
                                                                  --------------
                                                                         166,926

APPAREL & TEXTILES - 0.17%
Levi Strauss & Company
   9.75% due 01/15/2015                                 250,000          258,125
   12.25% due 12/15/2012                                225,000          253,125
                                                                  --------------
                                                                         511,250

AUTO PARTS - 0.17%
Keystone Automotive Operations
   9.75% due 11/01/2013                                 150,000          144,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                                200,000          215,500
Visteon Corp.
   8.25% due 08/01/2010 (a)                             140,000          130,200
                                                                  --------------
                                                                         489,700

AUTO SERVICES - 0.20%
Avis Budget Car Rental LLC
   7.75% due 05/15/2016                                 195,000          196,462
Hertz Corp., Class A
   8.875% due 01/01/2014                                250,000          260,000
   10.50% due 01/01/2016 (a)                            120,000          129,900
                                                                  --------------
                                                                         586,362

AUTOMOBILES - 1.78%
DaimlerChrysler N.A. Holding Corp.
   4.05% due 06/04/2008                                 910,000          881,858
Ford Motor Company
   6.625% due 10/01/2028                                150,000          102,000
   7.45% due 07/16/2031                               1,325,000          960,625
   8.90% due 01/15/2032                                 100,000           79,000
General Motors Corp.
   8.25% due 07/15/2023 (a)                             100,000           75,250
   8.375% due 07/15/2033 (a)                          4,125,000        3,129,844
                                                                  --------------
                                                                       5,228,577

BANKING - 2.43%
Bank of America Corp.
   7.40% due 01/15/2011                               1,160,000        1,241,154
Kaupthing Bank
   5.758% due 04/12/2011 ***                          1,080,000        1,080,073
   7.125% due 05/19/2016                                230,000          230,475
Resona Preferred Global Securities (Cayman),
   Ltd.
   7.191% due 12/29/2049 (b)                            440,000          446,447
Standard Chartered Bank
   8.00% due 05/30/2031                               1,075,000        1,263,919
Wachovia Corp.
   5.25% due 08/01/2014                               1,740,000        1,662,050
Wells Fargo Company
   4.20% due 01/15/2010                               1,300,000        1,243,328
                                                                  --------------
                                                                       7,167,446

BROADCASTING - 0.76%
Charter Communications Holdings I LLC
   10.00% due 05/15/2014 (a)                             75,000           45,750
   11.00% due 10/01/2015                                400,000          344,000

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Charter Communications Holdings I LLC
   (continued)
   13.50% due 01/15/2014                         $      125,000   $       81,875
Charter Communications Holdings II LLC/Charter
   Communications Holdings II Capital Corp.
   10.25% due 09/15/2010                                 20,000           19,950
Charter Communications Holdings LLC
   8.625% due 04/01/2009                                 60,000           46,200
Charter Communications Holdings LLC/Charter
   Communications Holdings Capital Corp.
   9.625% due 11/15/2009                                 40,000           30,700
CMP Susquehanna Corp.
   9.875% due 05/15/2014                                 35,000           34,038
CSC Holdings, Inc.
   7.00% due 04/15/2012                                 250,000          244,687
   7.625% due 07/15/2018                                 25,000           24,875
   8.125% due 08/15/2009                                325,000          333,125
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                                125,000          125,625
   8.125% due 07/15/2009                                 25,000           25,625
Hughes Network Systems LLC/HNS Finance Corp.
   9.50% due 04/15/2014                                  90,000           90,900
News America, Inc.
   5.30% due 12/15/2014                                 605,000          575,149
XM Satellite Radio Holdings, Inc.
   9.649% due 05/01/2013 (b)                             80,000           75,200
   9.75% due 05/01/2014 (a)                             150,000          139,500
                                                                  --------------
                                                                       2,237,199

BUILDING MATERIALS & CONSTRUCTION - 0.12%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014                            575,000          359,375

BUSINESS SERVICES - 0.67%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                 130,000          127,725
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                720,000          748,684
IKON Office Solutions, Inc.
   7.75% due 09/15/2015                                 150,000          150,750
Invensys PLC
   9.875% due 03/15/2011                                175,000          189,875
SunGard Data Systems, Inc.
   9.125% due 08/15/2013                                275,000          288,406
Xerox Corp.
   6.40% due 03/15/2016                                 475,000          453,625
                                                                  --------------
                                                                       1,959,065

CABLE AND TELEVISION - 1.74%
Charter Communications Holdings LLC
   8.75% due 11/15/2013                                 250,000          241,563
Charter Communications Operating LLC
   8.375% due 04/30/2014                                225,000          224,437
Comcast Corp.
   6.50% due 01/15/2015                                 690,000          696,952
DirecTV Holdings LLC
   6.375% due 06/15/2015                                375,000          352,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Echostar DBS Corp.
   6.625% due 10/01/2014                         $      825,000   $      779,625
   7.125% due 02/01/2016                                 50,000           47,875
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                 315,000          337,050
Rainbow National Services LLC
   8.75% due 09/01/2012                                  40,000           42,400
   10.375% due 09/01/2014                                25,000           27,938
Rogers Cable, Inc.
   6.25% due 06/15/2013                                  25,000           23,812
   8.75% due 05/01/2032                                 350,000          390,250
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                 250,000          255,937
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                430,000          484,702
Time Warner, Inc.
   7.625% due 04/15/2031                                955,000        1,016,399
Videotron Ltee
   6.375% due 12/15/2015                                200,000          188,000
                                                                  --------------
                                                                       5,109,440

CELLULAR COMMUNICATIONS - 0.61%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                                125,000          137,812
American Tower Corp.
   7.125% due 10/15/2012                                250,000          255,625
AT&T Broadband Corp.
   8.375% due 03/15/2013                                785,000          875,217
Centennial Communications Corp.
   10.00% due 01/01/2013                                125,000          129,375
UbiquiTel Operating Company
   9.875% due 03/01/2011                                250,000          273,125
US Unwired, Inc., Series B
   10.00% due 06/15/2012                                110,000          122,788
                                                                  --------------
                                                                       1,793,942

CHEMICALS - 0.38%
Arco Chemical Company
   9.80% due 02/01/2020                                  75,000           90,000
Equistar Chemicals LP
   10.625% due 05/01/2011                               200,000          216,500
Huntsman International LLC
   9.875% due 03/01/2009                                200,000          208,500
IMC Global, Inc.
   10.875% due 08/01/2013                                25,000           28,312
Lyondell Chemical Company
   11.125% due 07/15/2012                               225,000          247,500
Methanex Corp.
   8.75% due 08/15/2012                                 110,000          120,450
Westlake Chemical Corp.
   6.625% due 01/15/2016                                200,000          192,500
                                                                  --------------
                                                                       1,103,762

COMPUTERS & BUSINESS EQUIPMENT - 0.07%
Seagate Technology Holdings
   8.00% due 05/15/2009                                 200,000          205,500

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT - 0.11%
Terex Corp.
   7.375% due 01/15/2014                         $      100,000   $      100,250
   10.375% due 04/01/2011                               225,000          237,094
                                                                  --------------
                                                                         337,344

CONSTRUCTION MATERIALS - 0.20%
Nortek, Inc.
   8.50% due 09/01/2014                                 575,000          577,875

CONTAINERS & GLASS - 0.49%
Graham Packaging Company, Inc.
   9.875% due 10/15/2014 (a)                            195,000          198,900
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                 400,000          403,000
Owens-Brockway Glass Container, Inc.
   7.75% due 05/15/2011                                 200,000          202,500
   8.25% due 05/15/2013                                  50,000           50,500
Owens-Illinois, Inc.
   7.35% due 05/15/2008                                 325,000          324,188
Plastipak Holdings, Inc.
   8.50% due 12/15/2015                                  95,000           95,237
Radnor Holdings Corp.
   11.00% due 03/15/2010                                125,000           78,750
Stone Container Corp.
   8.375% due 07/01/2012                                100,000           94,500
                                                                  --------------
                                                                       1,447,575

COSMETICS & TOILETRIES - 0.02%
Playtex Products, Inc.
   8.00% due 03/01/2011                                  50,000           52,375

CRUDE PETROLEUM & NATURAL GAS - 1.97%
Anadarko Finance Co, Series B
   7.50% due 05/01/2031                                 730,000          818,433
Chesapeake Energy Corp.
   6.25% due 01/15/2018                                 325,000          302,250
   6.625% due 01/15/2016                                275,000          263,313
   6.875% due 11/15/2020                                100,000           95,500
   7.00% due 08/15/2014                                 200,000          199,250
Conoco, Inc.
   6.95% due 04/15/2029 ***                           1,250,000        1,366,875
Kerr-McGee Corp.
   7.875% due 09/15/2031                              1,320,000        1,452,277
Mariner Energy, Inc.
   7.50% due 04/15/2013                                  80,000           77,400
Plains Exploration & Production Company
   7.125% due 06/15/2014                                250,000          246,875
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                                250,000          238,750
XTO Energy Inc.
   6.25% due 04/15/2013                                 730,000          741,047
                                                                  --------------
                                                                       5,801,970

DOMESTIC OIL - 1.10%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                              1,000,000        1,049,113
Exco Resources, Inc.
   7.25% due 01/15/2011                                 425,000          414,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Forest Oil Corp.
   8.00% due 12/15/2011                          $      325,000   $      337,187
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                 250,000          265,313
Stone Energy Corp.
   8.25% due 12/15/2011                                 400,000          414,000
Swift Energy Company
   7.625% due 07/15/2011                                400,000          400,000
Whiting Petroleum Corp.
   7.00% due 02/01/2014                                 375,000          361,875
                                                                  --------------
                                                                       3,241,863

DRUGS & HEALTH CARE - 0.35%
Humana, Inc.
   6.30% due 08/01/2018                               1,065,000        1,036,726

EDUCATIONAL SERVICES - 0.04%
Education Management LLC
   8.75% due 06/01/2014                                 105,000          105,525

ELECTRICAL UTILITIES - 5.17%
AES Corp.
   7.75% due 03/01/2014                               3,345,000        3,428,625
   8.75% due 06/15/2008 (a)                           1,150,000        1,198,875
   8.875% due 02/15/2011                                275,000          292,531
   9.375% due 09/15/2010                              1,100,000        1,190,750
   9.50% due 06/01/2009 (a)                             720,000          770,400
Dominion Resources, Inc.
   5.70% due 09/17/2012                                 730,000          718,039
Edison Mission Energy
   7.75% due 06/15/2016                                 140,000          138,600
   9.875% due 04/15/2011                                444,000          521,145
Exelon Corp.
   5.625% due 06/15/2035                                590,000          518,737
FirstEnergy Corp.
   6.45% due 11/15/2011                                 430,000          439,215
Midwest Generation LLC, Series B
   8.56% due 01/02/2016                                 137,947          147,948
Mirant Americas Generation LLC
   8.30% due 05/01/2011 @                               395,000          395,000
Pacific Gas & Electric Company
   6.05% due 03/01/2034                                 490,000          462,310
TXU Corp., Series R
   6.55% due 11/15/2034 ***                           5,300,000        4,704,837
TXU Electric Delivery Company
   6.375% due 01/15/2015                                290,000          293,034
                                                                  --------------
                                                                      15,220,046

ELECTRONICS - 0.19%
L-3 Communications Corp.
   7.625% due 06/15/2012                                550,000          561,000

ENERGY - 0.89%
Duke Energy Company
   4.20% due 10/01/2008                               1,131,000        1,095,531
El Paso Energy
   7.375% due 12/15/2012                                475,000          477,375
Inergy, L.P.
   6.875% due 12/15/2014                                200,000          188,500

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
NRG Energy, Inc.
   7.25% due 02/01/2014                          $      150,000   $      150,000
   7.375% due 02/01/2016                                700,000          700,875
                                                                  --------------
                                                                       2,612,281

FINANCIAL SERVICES - 6.46%
Aiful Corp.
   5.00% due 08/10/2010                                 440,000          419,191
Credit Suisse First Boston USA, Inc.
   4.875% due 08/15/2010                                290,000          281,376
E*Trade Financial Corp.
   7.875% due 12/01/2015                                 45,000           46,800
Ford Motor Credit Company
   4.95% due 01/15/2008                                 875,000          820,209
   6.625% due 06/16/2008                                170,000          161,005
   7.00% due 10/01/2013                                  80,000           69,010
   7.875% due 06/15/2010                              1,875,000        1,729,924
General Motors Acceptance Corp.
   6.125% due 02/01/2007 (a)                            490,000          483,787
   6.125% due 08/28/2007                                330,000          321,769
   6.15% due 04/05/2007                                 470,000          463,554
   6.75% due 12/01/2014 (a)                             675,000          612,739
   6.875% due 09/15/2011                              1,600,000        1,503,072
   7.25% due 03/02/2011                                  25,000           23,852
   8.00% due 11/01/2031                               3,675,000        3,451,905
Global Cash Access LLC
   8.75% due 03/15/2012                                 250,000          265,625
Goldman Sachs Group LP
   4.50% due 06/15/2010                                 580,000          556,202
Hexion US Finance Corp/Hexion Nova Scotia
   Finance ULC
   9.00% due 07/15/2014                                 425,000          439,875
HSBC Finance Capital Trust IX
   5.911% due 11/30/2035 (b)                          1,650,000        1,589,298
International Lease Finance Corp.
   5.875% due 05/01/2013                                815,000          809,762
iPCS, Inc.
   11.50% due 05/01/2012                                250,000          285,000
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                                970,000        1,008,119
JSG Funding PLC
   9.625% due 10/01/2012                                225,000          234,563
Lehman Brothers Holdings, Inc.
   4.50% due 07/26/2010                                 775,000          743,149
Morgan Stanley
   4.75% due 04/01/2014                               1,470,000        1,349,645
Nell AF SARL
   8.375% due 08/15/2015 (a)                            222,000          219,225
Residential Capital Corp.
   6.00% due 02/22/2011                                 720,000          698,133
Shinsei Finance Cayman Ltd.
   6.418% due 01/29/2049 (b)                            440,000          422,806
                                                                  --------------
                                                                      19,009,595

FOREST PRODUCTS - 0.45%
Weyerhaeuser Company
   6.75% due 03/15/2012                               1,300,000        1,334,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FURNITURE & FIXTURES - 0.17%
Norcraft Companies LP
   9.00% due 11/01/2011                          $      125,000   $      130,000
Sealy Mattress Company
   8.25% due 06/15/2014 (a)                             350,000          364,000
                                                                  --------------
                                                                         494,000

GAS & PIPELINE UTILITIES - 2.92%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011                                150,000          143,250
   8.375% due 05/01/2016                              3,680,000        3,661,600
El Paso Corp.
   7.75% due 01/15/2032                               2,950,000        2,891,000
   7.80% due 08/01/2031                                 320,000          312,400
   7.875% due 06/15/2012                                500,000          515,000
Suburban Propane Partners LP
   6.875% due 12/15/2013                                160,000          151,200
Williams Companies, Inc.
   7.625% due 07/15/2019                                 25,000           25,812
   7.875% due 09/01/2021                                375,000          389,063
   8.75% due 03/15/2032                                 450,000          504,000
                                                                  --------------
                                                                       8,593,325

HEALTHCARE PRODUCTS - 0.05%
Leiner Health Products, Inc.
   11.00% due 06/01/2012                                160,000          156,400

HEALTHCARE SERVICES - 0.49%
DaVita, Inc.
   7.25% due 03/15/2015                                 420,000          409,500
Extendicare Health Services, Inc.
   6.875% due 05/01/2014                                 25,000           26,125
   9.50% due 07/01/2010                                  65,000           67,925
National Mentor, Inc.
   9.625% due 12/01/2012                                275,000          310,062
Vanguard Health Holding Company I LLC
   zero coupon, Step up to 11.25% on
      10/01/2009 due 10/01/2015                         200,000          147,000
Vanguard Health Holding Company II LLC
   9.00% due 10/01/2014                                 475,000          486,875
                                                                  --------------
                                                                       1,447,487

HOMEBUILDERS - 0.06%
Beazer Homes USA, Inc.
   6.875% due 07/15/2015                                 15,000           14,175
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2016                                  60,000           53,026
Kimball Hill Homes, Inc.
   10.50% due 12/15/2012                                 85,000           81,600
Ventas Realty LP/ Capital Corp.
   6.50% due 06/01/2016                                  35,000           33,862
                                                                  --------------
                                                                         182,663

HOTELS & RESTAURANTS - 0.11%
El Pollo Loco, Inc.
   11.75% due 11/15/2013                                 55,000           64,350
Park Place Entertainment Corp.
   9.375% due 02/15/2007                                250,000          255,313
                                                                  --------------
                                                                         319,663

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HOUSEHOLD PRODUCTS - 0.02%
Spectrum Brands, Inc.
   7.375% due 02/01/2015                         $       87,000   $       70,687

INDUSTRIAL MACHINERY - 0.01%
H&E Equipment Finance Corp.
   11.125% due 06/15/2012                                15,000           16,500

INSURANCE - 0.03%
Crum & Forster Holdings Corp.
   10.375% due 06/15/2013                                75,000           78,375

INTERNATIONAL OIL - 0.20%
OAO Gazprom, Series REGS
   9.625% due 03/01/2013                                150,000          173,280
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 170,000          156,825
   6.625% due 06/15/2035                                 80,000           72,600
Pogo Producing Company
   6.875% due 10/01/2017                                200,000          189,000
                                                                  --------------
                                                                         591,705

LEISURE TIME - 0.63%
AMC Entertainment, Inc.
   11.00% due 02/01/2016                                250,000          270,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                                 400,000          386,000
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                 140,000          144,229
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                250,000          256,875
Inn of the Mountain Gods Resort & Casino
   12.00% due 11/15/2010                                120,000          128,400
Las Vegas Sands Corp.
   6.375% due 02/15/2015                                250,000          235,000
MGM Mirage, Inc.
   6.625% due 07/15/2015                                150,000          142,500
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                                150,000          143,250
   7.125% due 08/15/2014                                150,000          146,250
River Rock Entertainment Authority
   9.75% due 11/01/2011                                  15,000           16,012
                                                                  --------------
                                                                       1,868,516

MANUFACTURING - 1.63%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                                 50,000           53,500
Tyco International Group SA
   6.00% due 11/15/2013 ***                           1,040,000        1,029,622
   6.125% due 11/01/2008                                890,000          897,768
   6.875% due 01/15/2029 ***                          2,760,000        2,822,064
                                                                  --------------
                                                                       4,802,954

MEDICAL-HOSPITALS - 0.97%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                 175,000          184,625
HCA, Inc.
   6.375% due 01/15/2015                                575,000          544,713
   6.50% due 02/15/2016                                 200,000          189,191
   7.50% due 12/15/2023                                  25,000           23,517

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS (CONTINUED)
HCA, Inc. (continued)
   7.69% due 06/15/2025                          $       25,000   $       23,733
Tenet Healthcare Corp.
   6.875% due 11/15/2031                              1,125,000          916,875
   7.375% due 02/01/2013                                125,000          115,625
   9.25% due 02/01/2015                                 200,000          201,500
   9.875% due 07/01/2014                                640,000          651,200
                                                                  --------------
                                                                       2,850,979

METAL & METAL PRODUCTS - 0.04%
Metals USA, Inc.
   11.125% due 12/01/2015                               105,000          117,075

OFFICE FURNISHINGS & SUPPLIES - 0.09%
Interface, Inc.
   9.50% due 02/01/2014                                 100,000          103,750
   10.375% due 02/01/2010                               150,000          164,813
                                                                  --------------
                                                                         268,563

PAPER - 0.35%
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                                 305,000          309,575
Georgia-Pacific Corp.
   9.50% due 12/01/2011                                  15,000           16,050
Jefferson Smurfit Corp.
   8.25% due 10/01/2012                                 344,000          323,360
NewPage Corp.
   10.00% due 05/01/2012                                 45,000           48,038
   11.3988% due 05/01/2012 (b)                           65,000           70,687
P.H. Glatfelter
   7.125% due 05/01/2016                                 75,000           74,625
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                                 200,000          185,000
                                                                  --------------
                                                                       1,027,335

PETROLEUM SERVICES - 0.61%
Belden & Blake Corp.
   8.75% due 07/15/2012                                 125,000          127,813
Chaparral Energy, Inc.
   8.50% due 12/01/2015                                 350,000          354,375
Dresser-Rand Group, Inc.
   7.375% due 11/01/2014                                300,000          301,500
Gaz Capital for Gazprom, Series REGS
   8.625% due 04/28/2034                                800,000          938,160
Grant Prideco, Inc., Series B
   6.125% due 08/15/2015                                 75,000           70,312
SESI LLC
   6.875% due 06/01/2014                                 10,000            9,800
                                                                  --------------
                                                                       1,801,960

PHARMACEUTICALS - 0.21%
Omnicare, Inc.
   6.875% due 12/15/2015                                200,000          194,000
Valeant Pharmaceuticals International
   7.00% due 12/15/2011                                 450,000          433,125
                                                                  --------------
                                                                         627,125

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PHOTOGRAPHY - 2.34%
Eastman Kodak Company
   3.375% due 10/15/2033 (a)                     $    3,500,000   $    3,482,500
   7.25% due 11/15/2013                               3,500,000        3,393,544
                                                                  --------------
                                                                       6,876,044

POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 @                               175,000              175

PUBLISHING - 0.25%
Dex Media East LLC
   12.125% due 11/15/2012                               125,000          140,937
Dex Media West
   9.875% due 08/15/2013                                 75,000           81,750
Dex Media West LLC
   8.50% due 08/15/2010                                 150,000          155,250
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                         100,000           84,000
   zero coupon, Step up to 9.00% on
      11/15/2008 due 11/15/2013                         200,000          168,000
Primedia, Inc.
   8.875% due 05/15/2011                                125,000          119,688
                                                                  --------------
                                                                         749,625

REAL ESTATE - 0.40%
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                                 300,000          321,000
Host Marriott LP, REIT
   6.375% due 03/15/2015                                200,000          190,500
   6.75% due 06/01/2016                                 175,000          169,969
   7.125% due 11/01/2013                                500,000          502,500
                                                                  --------------
                                                                       1,183,969

RETAIL - 0.03%
Brookstone Company, Inc.
   12.00% due 10/15/2012                                 35,000           31,325
NationsRent, Inc.
   9.50% due 05/01/2015                                  45,000           48,150
                                                                  --------------
                                                                          79,475

RETAIL TRADE - 0.16%
American Greetings Corp.
   7.375% due 06/01/2016 (a)                             15,000           15,225
Blockbuster, Inc.
   9.00% due 09/01/2012                                  40,000           37,400
   9.00% due 09/01/2012                                  55,000           51,425
FTD, Inc.
   7.75% due 02/15/2014                                 225,000          222,750
Neiman Marcus Group, Inc.
   10.375% due 10/15/2015 (a)                           150,000          157,875
                                                                  --------------
                                                                         484,675

SANITARY SERVICES - 0.42%
Allied Waste North America, Inc.
   6.375% due 04/15/2011                                125,000          120,469
   7.25% due 03/15/2015                                 250,000          244,687
   8.50% due 12/01/2008                                 125,000          131,094

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

SANITARY SERVICES (CONTINUED)
Waste Management, Inc.
   6.375% due 11/15/2012                         $      730,000   $      746,224
                                                                  --------------
                                                                       1,242,474

SEMICONDUCTORS - 0.15%
Amkor Technology, Inc.
   2.50% due 05/15/2011                                 100,000           93,250
   10.50% due 05/01/2009                                175,000          178,062
MagnaChip Semiconductor SA
   8.00% due 12/15/2014                                 180,000          156,600
                                                                  --------------
                                                                         427,912

STEEL - 0.03%
Citisteel USA, Inc.
   12.48% due 09/01/2010 (b)                             50,000           51,625
RathGibson, Inc.
   11.25% due 02/15/2014                                 20,000           21,450
                                                                  --------------
                                                                          73,075

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 1.26%
Citizens Communications Company
   9.00% due 08/15/2031                                 175,000          183,750
Deutsche Telekom International Finance BV
   5.75% due 03/23/2016                                 430,000          408,786
Hawaiian Telcom Communications, Inc., Series B
   12.50% due 05/01/2015 (a)                             80,000           85,700
Intelsat Ltd.
   7.625% due 04/15/2012                                210,000          174,825
   9.6138% due 01/15/2012 (b)                           100,000          101,375
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                 75,000           70,875
Lucent Technologies, Inc.
   6.45% due 03/15/2029                                 825,000          718,781
Nutro Products Inc.
   9.23% due 10/15/2013 (b)                              40,000           40,500
   10.75% due 04/15/2014                                 90,000           92,025
Panamsat Corp.
   9.00% due 08/15/2014                                  75,000           77,813
Royal KPN NV
   8.00% due 10/01/2010                                 580,000          618,706
United States West Communications, Inc.
   6.875% due 09/15/2033                              1,147,000        1,010,794
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
      02/01/2010 due 02/01/2015                         175,000          126,438
                                                                  --------------
                                                                       3,710,368

TELEPHONE - 0.96%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015                                  50,000           48,375
   8.375% due 01/15/2014 (a)                            110,000          111,100
Nordic Telephone Company Holdings
   8.875% due 05/01/2016                                180,000          187,200
Qwest Communications International, Inc.
   7.50% due 02/15/2014 (a)                              87,000           86,565
Qwest Communications International, Inc.,
Series B
   7.50% due 02/15/2014                                 306,000          302,940

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Qwest Corp.
   8.875% due 03/15/2012                         $      125,000   $      134,062
Sprint Capital Corp.
   8.375% due 03/15/2012                                940,000        1,048,244
Telecom Italia Capital SA
   5.25% due 10/01/2015                                 500,000          457,255
Telefonos de Mexico SA de CV
   8.75% due 01/31/2016                          MXN  2,000,000          170,844
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013 (a)                     $      295,000          288,103
                                                                  --------------
                                                                       2,834,688

TOBACCO - 0.31%
Altria Group, Inc.
   7.00% due 11/04/2013                                 870,000          918,723

TRANSPORTATION - 0.13%
Grupo Transportacion Ferroviaria Mexicana, S.A.
   de C.V.
   10.25% due 06/15/2007                                100,000          103,500
   12.50% due 06/15/2012                                 40,000           44,200
Grupo Transportacion Ferroviaria Mexicana, S.A.
   de C.V.
   9.375% due 05/01/2012                                110,000          117,150
Horizon Lines LLC
   9.00% due 11/01/2012                                 122,000          127,490
                                                                  --------------
                                                                         392,340
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $127,482,599)                         $  126,079,636
                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.91%
Banc of America Commercial Mortgage Inc.,
   Series 2006-1, Class A4
   5.372% due 09/10/2045 (b)                            340,000          328,250
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                                 295,000          322,361
Commercial Mortgage Pass-Through Certificates,
   Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                328,363          326,300
Commercial Mortgage Pass-Through Certificates,
   Series 2003-FL9, Class E
   6.0806% due 11/15/2015 (b)***                        137,810          137,841
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 1A1
   5.281% due 07/20/2046 (b)***                       2,900,000        2,900,000
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.281% due 07/20/2046 (b)                          1,900,000        1,900,000
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2006-HYB3, Class 2A1A
   5.8044% due 05/20/2036 (b)                           173,316          172,830
Credit Suisse Mortgage Capital Certificates,
   Series
   2006-C1, Class A4
   5.5576% due 02/15/2039 (b)                         1,675,000        1,639,920

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

First Boston Mortgage Securities Corp. STRIP,
   Series D, IO
   10.965% due 05/25/2017 ***                    $       17,519   $        4,182
First Union National Bank Commercial Mortgage,
   Series 2000-C1
   0.5265% IO due 05/17/2032 (b)***                  13,408,285          335,288
Green Tree Financial Corp.,
   Series 1997-6, Class A8
   7.07% due 01/15/2029                                 688,691          699,708
GSRPM Mortgage Loan Trust, Series 2003-1,
   Class A3
   5.5813% due 01/25/2032 (b)***                        221,489          222,962
Impac CMB Trust, Series 2003-4, Class 1A1
   5.4013% due 10/25/2033 (b)***                        194,021          194,080
Indymac Index Mortgage Loan Trust, Series
   2006-AR6, Class 2A1A
   5.2813% due 06/25/2047 (b)***                      5,185,599        5,172,308
JP Morgan Mortgage Trust, Series 2005-A6,
   Class 7A1
   4.9863% due 08/25/2035 (b)                           131,032          127,774
Luminent Mortgage Trust, Series 2006-4, Class
   A1A
   5.2713% due 05/25/2046 (b)***                      2,900,000        2,900,000
Master Adjustable Rate Mortgages Trust.,
   Series 2006-2, Class 3A1
   4.852% due 01/25/2036 (b)                            174,000          170,032
Master Adjustable Rate Mortgages Trust.,
   Series 2006-OA1, Class 1A1
   5.2913% due 04/25/2046 (b)***                      5,273,227        5,277,403
Merit Securities Corp., Series 11PA, Class B2
   6.5906% due 09/28/2032 (b)***                        988,556          844,587
Merrill Lynch Mortgage Trust, Series 2006-C1,
   Class A4
   5.844% due 05/12/2039 (b)                            970,000          963,770
Morgan Stanley Mortgage Loan Trust, Series
   2004-8AR, Class 4A1
   5.3772% due 10/25/2034 (b)                           970,199          960,841
Structured Asset Mortgage Investments Inc.,
   Series 2005-AR3, Class 2A1
   6.2462% due 08/25/2035 (b)                           808,474          822,961
Washington Mutual Inc., Series 2005-AR17,
   Class A1A1
   5.3513% due 12/25/2045 (b)***                      2,737,116        2,744,666
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $29,348,588)                                             $   29,168,064
                                                                  --------------
ASSET BACKED SECURITIES - 10.61%
AAA Trust, Series 2005-2, Class A1
   5.1813% due 11/26/2035 (b)***                        124,614          124,746
ACE Securities Corp, Series 2006-GP1, Class A
   5.2225% due 02/25/2031 (b)***                      2,900,000        2,900,000
Ameriquest Mortgage Securities, Inc.,
   Series 2004-R11, Class M5
   6.2813% due 11/25/2034 (b)***                        315,000          321,883
Amortizing Residential Corp. Trust,
   Series 2002-BC6, Class M2
   6.2813% due 08/25/2032 (b)***                        227,669          228,857

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)

Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   6.9806% due 04/15/2033 (b)***                 $      440,000   $      441,404
Bear Stearns Asset Backed Securities Inc,
   Series
   2003-ABF1, Class A
   5.4513% due 01/25/2034 (b)***                         99,736          100,011
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034 ***                               2,440            2,435
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034 ***                               9,251            9,234
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   6.3313% due 06/25/2034 (b)***                        420,000          426,892
Countrywide Home Equity Loan Trust, Series
   2002-B, Class A1
   5.3306% due 04/15/2028 (b)***                        111,746          111,938
EMC Mortgage Loan Trust, Series 2003-B, Class
   A1
   5.6313% due 11/25/2041 (b)***                        539,890          542,421
IndyMac Seconds Asset Backed Trust, Series
   2006-A, Class A
   5.2106% due 06/25/2036 (b)***                      2,900,000        2,901,813
IXIS Real Estate Capital Trust, Series
   2006-HE2,
   Class A1
   5.0494% due 08/25/2036 ***                         5,200,000        5,200,000
Merrill Lynch Mortgage Investors, Inc.
   Series
   2005-WM1N, Class N1
   5.00% due 09/25/2035 ***                              77,755           77,225
Metris Master Trust, Series 2001-2, Class B
   6.1606% due 11/20/2009 (b)***                        500,000          499,977
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035 ***                             708,664          739,391
Morgan Stanley Mortgage Loan Trust, Series
   2006-4SL, Class A1
   5.2313% due 03/25/2036 (b)***                      2,724,819        2,725,624
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   6.0563% due 06/25/2034 (b)***                        315,000          317,578
RAAC Series, Series 2006-RP2, Class A
   5.3313% due 02/25/2037 (b)***                      2,900,000        2,905,890
Residential Asset Mortgage Products Inc,
   Series 2003-RS4, Class AIIB
   5.4112% due 05/25/2033 (b)***                        114,897          116,001
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   6.1813% due 04/25/2032 (b)***                         69,098           69,141
SACO I Inc, Series 2006-5, Class 1A
   5.2313% due 04/25/2036 (b)***                      5,200,000        5,204,027
SACO I Inc, Series 2006-5, Class 2A3
   5.2613% due 05/25/2036 (b)***                      2,040,000        2,042,232
SACO I Trust, Inc., Series 2006-6, Class A
   5.2206% due 06/25/2036 (b)                         2,900,000        2,900,000
Sail Net Interest Margin Notes, Series
   2004-11A, Class A2
   4.75% due 01/27/2035 ***                              45,442           45,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)

Sail Net Interest Margin Notes,
   Series 2004-BN2A, Class A
   5.00% due 12/27/2034 ***                      $       82,445   $       82,242
Sail Net Interest Margin Notes, Series
   2004-2A, Class A
   5.50% due 03/27/2034 ***                              27,052           15,004
Federal National Mortgage Association, Series
   2005-T2, Class 1A1
   5.2206% due 11/28/2035 (b)***                        198,188          198,218
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost$31,248,826)                                              $   31,249,390
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.32%

SUPRANATIONAL - 0.32%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                916,000          957,487
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $984,820)                                                $      957,487
                                                                  --------------
OPTIONS - 0.75%

CALL OPTIONS - 0.75%
Eurodollar Futures
   Expiration 09/18/2006 at $94.75                    3,845,000        2,210,875
U.S. Treasury Notes 10 YR Future
   Expiration 06/23/2006 at $106.00                      19,000            2,672
                                                                  --------------
                                                                       2,213,547
                                                                  --------------
TOTAL OPTIONS (Cost $2,660,722)                                   $    2,213,547
                                                                  --------------
SHORT TERM INVESTMENTS - 8.11%
Canadian Treasury Bill
   zero coupon due 09/20/2006 ***                $      350,000   $      344,755
State Street Navigator Securities Lending
   Prime Portfolio (c)                               23,544,072       23,544,072
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $23,888,827)                                             $   23,888,827
                                                                  --------------
REPURCHASE AGREEMENTS - 20.48%
Merrill Lynch Tri-Party Repurchase
   Agreement dated 05/31/2006 at 5.01% to be
   repurchased at $60,308,392 on 06/01/2006,
   collateralized by $61,740,000
   Federal Home Loan Bank, Zero coupon due
   06/28/2006 (valued at $61,508,475,
   including interest) ***                       $   60,300,000   $   60,300,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $60,300,000)                                             $   60,300,000
                                                                   -------------
TOTAL INVESTMENTS (STRATEGIC BOND FUND)
   (COST $413,648,457) - 139.52%                                  $  410,823,233
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (39.52)%                                                         (116,370,504)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  294,452,729
                                                                  ==============

STRATEGIC INCOME FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 0.45%

MINING - 0.28%
Silver Standard Resources, Inc., ADR *                   40,550   $      753,013

PAPER - 0.17%
Abitibi Consolidated, Inc.                              130,000          448,500
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,274,386)                             $    1,201,513
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 8.68%

U.S. TREASURY BONDS - 1.25%
   8.125% due 08/15/2019 (a)                     $      930,000        1,176,595
   9.25% due 02/15/2016                               1,635,000        2,140,253
                                                                  --------------
                                                                       3,316,848

U.S. TREASURY NOTES - 7.43%
   4.625% due 03/31/2008 (a)                          7,215,000        7,161,732
   6.125% due 08/15/2007                             12,460,000       12,609,420
                                                                  --------------
                                                                      19,771,152
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $23,124,786)                                             $   23,088,000
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 48.85%

AUSTRALIA - 3.75%
Commonwealth of Australia
   7.50% due 09/15/2009                          AUD 12,600,000        9,972,562

AUSTRIA - 0.23%
Republic of Austria, Series EMTN
   6.00% due 09/26/2008                          NZD  1,000,000          623,434

BRAZIL - 0.39%
Federative Republic of Brazil
   12.50% due 01/05/2016                         BRL  2,525,000        1,044,680

CANADA - 21.50%
Government of Canada
   4.00% due 09/01/2010                          CAD  4,100,000        3,671,747
   4.50% due 09/01/2007                               5,500,000        5,003,110
   4.50% due 06/01/2015                               4,800,000        4,365,654
   5.50% due 06/01/2009                              11,000,000       10,318,696
   5.50% due 06/01/2010                               6,000,000        5,673,642
   6.00% due 06/01/2008                               4,250,000        3,987,347
   6.00% due 06/01/2011                              13,500,000       13,132,174
Province of Ontario
   5.00% due 03/08/2014                               3,800,000        3,513,855
   5.70% due 12/01/2008                               5,500,000        5,142,343
   5.75% due 03/03/2008                          NZD  1,800,000        1,120,771
   6.25% due 06/16/2015                          CAD  2,000,000        1,248,079
                                                                  --------------
                                                                      57,177,418

COLOMBIA - 1.53%
Republic of Colombia
   10.00% due 01/23/2012                         $      110,000          125,950
   10.75% due 01/15/2013                              3,290,000        3,948,000
                                                                  --------------
                                                                       4,073,950

GERMANY - 2.26%
Federal Republic of Germany
   5.00% due 01/04/2012                          EUR  1,300,000        1,771,025

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

GERMANY (CONTINUED)
Federal Republic of Germany (continued)
   5.00% due 07/04/2012                          EUR  3,100,000   $    4,231,616
                                                                  --------------
                                                                       6,002,641

IRELAND - 2.05%
Republic of Ireland
   4.60% due 04/18/2016                               1,700,000        2,292,581
   5.00% due 04/18/2013                               2,300,000        3,157,584
                                                                  --------------
                                                                       5,450,165

ITALY - 1.74%
Republic of Italy
   4.75% due 02/01/2013                               1,000,000        1,342,982
   6.75% due 02/01/2007                               2,500,000        3,282,536
                                                                  --------------
                                                                       4,625,518

MEXICO - 2.54%
Government of Mexico
   5.625% due 01/15/2017 (a)                     $      520,000          483,600
   5.875% due 01/15/2014                                550,000          532,950
   6.375% due 01/16/2013                                490,000          490,000
   8.00% due 12/17/2015                          MXN 58,000,000        4,768,524
   8.125% due 12/30/2019                         $      360,000          403,740
   10.375% due 02/17/2009                                80,000           88,880
                                                                  --------------
                                                                       6,767,694

NEW ZEALAND - 0.29%
New Zealand Government Bond, Series 708
   6.00% due 07/15/2008                          NZD  1,200,000          759,184

NORWAY - 6.55%
Kingdom of Norway
   5.00% due 05/15/2015                          NOK 28,200,000        4,916,713
   6.00% due 05/16/2011                              47,800,000        8,563,528
   6.75% due 01/15/2007                              23,400,000        3,935,427
                                                                  --------------
                                                                      17,415,668

PANAMA - 0.30%
Republic of Panama
   7.25% due 03/15/2015                          $      780,000          805,350

SPAIN - 4.56%
Kingdom of Spain
   4.20% due 07/30/2013                          EUR  3,700,000        4,841,373
   5.00% due 07/30/2012                               1,800,000        2,456,513
   5.35% due 10/31/2011                               3,500,000        4,830,791
                                                                  --------------
                                                                      12,128,677

UNITED KINGDOM - 1.16%
United Kingdom Gilt
   4.50% due 03/07/2007                          GBP  1,650,000        3,086,297
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $130,000,350)                                            $  129,933,238
                                                                  --------------

CORPORATE BONDS - 16.02%

ADVERTISING - 0.12%
Vertis, Inc.
   9.75% due 04/01/2009                          $      300,000          306,000

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AEROSPACE - 0.37%
Argo-Tech Corp.
   9.25% due 06/01/2011                          $      225,000   $      236,250
Moog, Inc.
   6.25% due 01/15/2015                                 250,000          239,375
Sequa Corp.
   9.00% due 08/01/2009                                 475,000          504,688
                                                                  --------------
                                                                         980,313

AGRICULTURE - 0.10%
UAP Holding Corp.
   zero coupon, Step up to 10.75% on
   01/15/2008 due 07/15/2012                             75,000           72,395
United Agri Products, Inc.
   8.25% due 12/15/2011                                 175,000          188,125
                                                                  --------------
                                                                         260,520

ALUMINUM - 0.08%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                               200,000          218,500

APPAREL & TEXTILES - 0.09%
Collins & Aikman Floorcoverings, Inc.
   9.75% due 02/15/2010                                 250,000          249,375

AUTO PARTS - 0.09%
Tenneco Automotive, Inc.
   8.625% due 11/15/2014 (a)                            250,000          251,250

BANKING - 2.57%
Kreditanstalt fuer Wiederaufbau, Series EMTN
   5.73% due 08/20/2007                          NZD  1,000,000          625,152
Kreditanstalt fuer Wiederaufbau, Series INTL
   1.85% due 09/20/2010                          JPY263,000,000        2,399,823
Landwirtschaftliche Rentenbank, Series EMTN
   6.50% due 09/17/2009                          NZD  1,000,000          628,254
Oesterreichische Kontrollbank AG
   1.80% due 03/22/2010                          JPY263,000,000        2,396,749
Rabobank Nederland, Series EMTN
   0.20% due 06/20/2008                              88,000,000          773,154
                                                                  --------------
                                                                       6,823,132

BROADCASTING - 0.66%
Allbritton Communications Company
   7.75% due 12/15/2012                          $    1,245,000        1,246,556
Radio One, Inc.
   6.375% due 02/15/2013                                225,000          210,375
   8.875% due 07/01/2011                                200,000          209,000
Salem Communications Corp.
   7.75% due 12/15/2010                                 100,000          100,000
                                                                  --------------
                                                                       1,765,931

BUILDING MATERIALS & CONSTRUCTION - 0.05%
Brand Services, Inc.
   12.00% due 10/15/2012                                125,000          142,344

BUSINESS SERVICES - 0.14%
Allied Security Escrow Corp.
   11.375% due 07/15/2011                               200,000          201,000
Conveo Corp.
   7.875% due 12/01/2013                                175,000          168,875
                                                                  --------------
                                                                         369,875

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION - 0.40%
Atlantic Broadband Finance LLC
   9.375% due 01/15/2014                         $      300,000   $      286,500
DirecTV Holdings LLC
   8.375% due 03/15/2013                                175,000          185,281
Mediacom Broadband LLC
   8.50% due 10/15/2015                                  75,000           73,125
   11.00% due 07/15/2013                                150,000          158,250
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                                 125,000          125,625
Young Broadcasting, Inc.
   10.00% due 03/01/2011                                250,000          226,250
                                                                       1,055,031
                                                                  --------------

CELLULAR COMMUNICATIONS - 0.54%
America Movil SA de CV
   9.00% due 01/15/2016                          MXN 12,000,000        1,023,151
Centennial Communications Corp.
   8.125% due 02/01/2014                         $      300,000          303,000
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                100,000          103,875
                                                                  --------------
                                                                       1,430,026

CHEMICALS - 0.44%
Ethyl Corp.
   8.875% due 05/01/2010                                200,000          209,500
Huntsman ICI Chemicals
   10.125% due 07/01/2009                                50,000           50,875
Millennium America, Inc.
   9.25% due 06/15/2008                                 400,000          413,000
Nova Chemicals Corp.
   6.50% due 01/15/2012                                 125,000          115,937
PQ Corp.
   7.50% due 02/15/2013                                 400,000          385,500
                                                                  --------------
                                                                       1,174,812

COAL - 0.08%
Massey Energy Company
   6.625% due 11/15/2010                                200,000          200,000

CONTAINERS & GLASS - 1.09%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                               1,000,000        1,007,500
   9.50% due 08/15/2013 (a)                           1,000,000        1,005,000
Stone Container Corp.
   9.75% due 02/01/2011                                 875,000          896,875
                                                                  --------------
                                                                       2,909,375

DIVERSIFIED FINANCIAL SERVICES - 2.79%
General Electric Capital Corp.
   6.625% due 02/04/2010                         NZD  4,600,000        2,896,470
General Electric Capital Corp., Series EMTN
   8.75% due 10/05/2015                          MXN 21,000,000        1,727,278
   9.50% due 12/11/2014                               5,500,000          473,036
Toyota Motor Credit Corp.
   0.75% due 06/09/2008                          JPY262,000,000        2,329,083
                                                                  --------------
                                                                       7,425,867

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES - 0.13%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                         $      250,000   $      274,375
Yell Finance BV
   zero coupon, Step up to 13.5% on
   08/01/2006 due 08/01/2011                             75,000           79,341
                                                                  --------------
                                                                         353,716

FOOD & BEVERAGES - 0.19%
Del Monte Corp.
   8.625% due 12/15/2012                                200,000          208,500
Doane Pet Care Company
   10.75% due 03/01/2010                                 50,000           54,390
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                 250,000          245,625
                                                                  --------------
                                                                         508,515

GAS & PIPELINE UTILITIES - 0.14%
Atlas Pipeline Partners LP
   8.125% due 12/15/2015                                200,000          204,000
Targa Resources, Inc.
   8.50% due 11/01/2013                                 175,000          173,250
                                                                  --------------
                                                                         377,250

HEALTHCARE PRODUCTS - 0.61%
Pfizer Inc., Series INTL
   0.80% due 03/18/2008                          JPY183,000,000        1,627,425

HEALTHCARE SERVICES - 0.11%
Ameripath, Inc.
   10.50% due 04/01/2013                         $      275,000          293,563

HOTELS & RESTAURANTS - 0.89%
CCM Merger, Inc.
   8.00% due 08/01/2013                               1,015,000          974,400
Gaylord Entertainment Company
   6.75% due 11/15/2014                                 300,000          282,750
Hilton Hotels Corp.
   7.625% due 12/01/2012                                250,000          260,754
Landry's Restaurants, Inc., Series B
   7.50% due 12/15/2014                                 390,000          365,625
Starwood Hotels & Resorts Worldwide, Inc.
   7.875% due 05/01/2012                                175,000          185,062
Turning Stone Casino Resort
   9.125% due 12/15/2010                                300,000          308,250
                                                                  --------------
                                                                       2,376,841

HOUSEHOLD APPLIANCES - 0.01%
Applica, Inc.
   10.00% due 07/31/2008 (a)                             25,000           24,375

INTERNATIONAL OIL - 0.05%
Pemex Project Funding Master Trust
   5.75% due 12/15/2015                                 130,000          119,925

LEISURE TIME - 1.33%
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                                250,000          256,250
Caesars Entertainment, Inc.
   7.00% due 04/15/2013                                 110,000          113,323
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                                 250,000          248,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                          $      200,000   $      204,250
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                            350,000          274,312
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                                 350,000          339,500
MGM Mirage, Inc.
   6.75% due 09/01/2012                                 475,000          466,688
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 400,000          404,000
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                 300,000          286,875
   6.875% due 12/01/2011                                100,000           99,250
Station Casinos, Inc.
   6.50% due 02/01/2014                                 400,000          382,000
   6.625% due 03/15/2018                                325,000          302,250
   6.875% due 03/01/2016                                175,000          169,094
                                                                  --------------
                                                                       3,545,917

MANUFACTURING - 0.12%
Blount, Inc.
   8.875% due 08/01/2012                                150,000          154,500
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                                175,000          157,500
                                                                  --------------
                                                                         312,000

MEDICAL-HOSPITALS - 0.45%
Alliance Imaging, Inc.
   7.25% due 12/15/2012 (a)                           1,000,000          897,500
Community Health Systems, Inc.
   6.50% due 12/15/2012                                 300,000          287,625
                                                                  --------------
                                                                       1,185,125

METAL & METAL PRODUCTS - 0.25%
Mueller Group, Inc.
   10.00% due 05/01/2012                                200,000          218,500
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
      04/15/2009 due 04/15/2014                          60,000           50,400
Novelis, Inc.
   7.25% due 02/15/2015                                 425,000          405,875
                                                                  --------------
                                                                         674,775

OFFICE FURNISHINGS & SUPPLIES - 0.07%
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                                175,000          185,500

PAPER - 0.98%
Abitibi-Consolidated, Inc.
   7.75% due 06/15/2011                                  75,000           70,687
   8.375% due 04/01/2015                                340,000          324,700
   8.55% due 08/01/2010                                  50,000           49,250
   8.85% due 08/01/2030                                 210,000          182,175
Boise Cascade LLC
   7.125% due 10/15/2014                                350,000          316,750
Buckeye Technologies, Inc.
   8.00% due 10/15/2010                                 200,000          188,000
   8.50% due 10/01/2013                                 100,000           98,000

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Buckeye Technologies, Inc.
   (continued)
   9.25% due 09/15/2008                          $      100,000   $      100,000
Newark Group, Inc.
   9.75% due 03/15/2014                                 225,000          212,625
Pope & Talbot, Inc.
   8.375% due 06/01/2013                                250,000          211,250
   8.375% due 06/01/2013                              1,000,000          845,000
                                                                  --------------
                                                                       2,598,437

PETROLEUM SERVICES - 0.04%
Hanover Equipment Trust
   8.75% due 09/01/2011                                 100,000          104,000

PLASTICS - 0.12%
Berry Plastics Corp.
   10.75% due 07/15/2012                                300,000          325,500

PUBLISHING - 0.22%
Block Communications, Inc.
   8.25% due 12/15/2015                                 200,000          196,750
CBD Media Holdings, LLC
   9.25% due 07/15/2012                                 250,000          252,500
Mail-Well I Corp.
   9.625% due 03/15/2012                                125,000          133,750
                                                                  --------------
                                                                         583,000

RETAIL TRADE - 0.07%
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                175,000          185,281

SANITARY SERVICES - 0.05%
Allied Waste North America, Inc., Series B
   9.25% due 09/01/2012                                 125,000          133,281

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.09%
Insight Midwest LP
   10.50% due 11/01/2010                                225,000          236,250

TELEPHONE - 0.38%
Cincinnati Bell, Inc.
   8.375% due 01/15/2014                              1,000,000        1,010,000

UTILITY SERVICE - 0.11%
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                                300,000          294,000
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $43,141,708)                          $   42,617,027
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 5.59%
Bank of America Alternative Loan Trust,
   Series 2006-1, Class 4CB1
   6.50% due 02/25/2036                               6,988,008         6,973,443
Commercial Mortgage Pass-Through Certificates,
   Series 2001-J2A, Class A1
   5.447% due 07/16/2034                                  2,044            2,031
First Union National Bank Commercial Mortgage,
   Series 2000-C1
   0.5265% IO due 05/17/2032 (b)                         11,051              276
Merit Securities Corp., Series 11PA, Class B2
   6.5906% due 09/28/2032 (b)                            22,207           18,973

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Wamu Alternative Mortgage Pass-Through
   Certificates, Series 2006-3, Class 4CB
   6.50% due 03/25/2036                          $    7,889,302   $    7,870,313
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $15,013,320)                                             $   14,865,036
                                                                  --------------
ASSET BACKED SECURITIES - 0.02%
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                                   7,350            7,335
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                                  15,060           15,033
Sail Net Interest Margin Notes, Series
   2004-11A, Class A2
   4.75% due 01/27/2035                                   6,137            6,105
Sail Net Interest Margin Notes, Series
   2004-BN2A, Class A
   5.00% due 12/27/2034                                  17,484           17,441
Sail Net Interest Margin Notes, Series
   2004-2A, Class A
   5.50% due 03/27/2034                                     626              347
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $46,507)                                                 $       46,261
                                                                  --------------
SUPRANATIONAL OBLIGATIONS - 0.72%

SUPRANATIONAL - 0.72%
Corporacion Andina de Fomento, Series EXCH
   6.875% due 03/15/2012                                730,000          763,063
European Investment Bank
   6.75% due 11/17/2008                           NZD 1,800,000        1,143,434
                                                                  --------------
                                                                       1,906,497
                                                                  --------------
TOTAL SUPRANATIONAL OBLIGATIONS
   (Cost $1,921,207)                                              $    1,906,497
                                                                  --------------
SHORT TERM INVESTMENTS - 19.91%
Canadian Treasury Bill
   zero coupon due 09/20/2006                    $      290,000   $      285,654
   zero coupon due 04/19/2007                    CAD  4,400,000        3,841,632
Federal National Mortgage Association Discount
   Notes
   zero coupon due 06/01/2006                    $   36,800,000       36,800,000
State Street Global Advisers Funds (c)                  636,000          636,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               11,380,019       11,380,019
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $52,922,721)                                                $   52,943,305
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC INCOME FUND)
   (COST $267,444,985) - 100.24%                                  $  266,600,877
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (0.24)%                                                              (641,834)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  265,959,043
                                                                  ==============

STRATEGIC VALUE FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 98.76%

BANKING - 4.36%
Bank of America Corp.                                   125,431   $    6,070,860

BROADCASTING - 2.78%
CBS Corp., Class B                                      149,543        3,874,659

BUILDING MATERIALS & CONSTRUCTION - 3.28%
Masco Corp.                                             147,139        4,564,252

COMPUTERS & BUSINESS EQUIPMENT - 5.98%
Dell, Inc. *                                            148,830        3,777,305
Diebold, Inc. (a)                                        17,850          758,804
Sun Microsystems, Inc. *                                814,898        3,797,425
                                                                  --------------
                                                                       8,333,534

CONTAINERS & GLASS - 2.41%
Owens-Illinois, Inc. *                                  197,399        3,355,783

COSMETICS & TOILETRIES - 2.29%
Alberto Culver Company, Class B                          16,340          759,973
Estee Lauder Companies, Inc., Class A                    59,501        2,435,971
                                                                  --------------
                                                                       3,195,944

CRUDE PETROLEUM & NATURAL GAS - 4.28%
Apache Corp.                                             39,950        2,591,956
Devon Energy Corp.                                       58,674        3,365,541
                                                                  --------------
                                                                       5,957,497

DRUGS & HEALTH CARE - 4.07%
Wyeth                                                   124,010        5,672,217

ELECTRICAL UTILITIES - 3.03%
Constellation Energy Group, Inc.                         12,750          659,175
FPL Group, Inc. (a)                                      89,240        3,554,429
                                                                  --------------
                                                                       4,213,604

FINANCIAL SERVICES - 11.98%
JPMorgan Chase & Company                                145,866        6,219,726
Mellon Financial Corp.                                  124,717        4,512,261
Merrill Lynch & Company, Inc.                            35,502        2,570,700
PNC Financial Services Group, Inc.                       49,184        3,389,270
                                                                  --------------
                                                                      16,691,957

INDUSTRIAL MACHINERY - 1.04%
Pall Corp.                                               47,900        1,441,311

INSURANCE - 5.56%
Conseco, Inc. * (a)                                     172,481        4,155,067
The Allstate Corp.                                       65,205        3,586,927
                                                                  --------------
                                                                       7,741,994

INTERNATIONAL OIL - 2.18%
Noble Corp.                                              43,745        3,041,590

INTERNET SOFTWARE - 4.55%
Symantec Corp. *                                        406,254        6,337,562

LIQUOR - 0.56%
Molson Coors Brewing Company, Class B (a)                12,003          777,554

MANUFACTURING - 3.97%
Tyco International, Ltd.                                204,103        5,533,232

MEDICAL-HOSPITALS - 1.67%
Tenet Healthcare Corp. * (a)                            292,902        2,319,784

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

NEWSPAPERS - 1.24%
The New York Times Company, Class A (a)                  71,270   $    1,721,883

OFFICE FURNISHINGS & SUPPLIES - 2.71%
OfficeMax, Inc.                                          91,465        3,780,249

PAPER - 1.70%
Bowater, Inc. (a)                                       102,225        2,365,487

PETROLEUM SERVICES - 2.18%
GlobalSantaFe Corp.                                      50,492        3,036,084

PHARMACEUTICALS - 4.18%
Merck & Company, Inc.                                   175,047        5,827,315

RETAIL TRADE - 3.64%
Saks, Inc. * (a)                                        162,800        2,612,940
Wal-Mart Stores, Inc.                                    50,690        2,455,931
                                                                  --------------
                                                                       5,068,871

SOFTWARE - 4.51%
Compuware Corp. *                                       370,155        2,724,341
Oracle Corp. *                                          249,811        3,552,312
                                                                  --------------
                                                                       6,276,653

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 4.31%
Embarq Corp. *                                           12,818          534,130
Nortel Networks Corp. * (a)                           2,300,379        5,474,902
                                                                  --------------
                                                                       6,009,032

TELEPHONE - 8.67%
Sprint Corp.                                            256,362        5,437,438
Verizon Communications, Inc.                            212,730        6,639,303
                                                                  --------------
                                                                      12,076,741

TOYS, AMUSEMENTS & SPORTING GOODS - 1.63%
Mattel, Inc.                                            134,736        2,264,912
                                                                  --------------
TOTAL COMMON STOCKS (Cost $134,553,339)                           $  137,550,561
                                                                  --------------
SHORT TERM INVESTMENTS - 9.07%
Citigroup Funding, Inc.
   zero coupon due 06/01/2006                    $    1,654,000   $    1,654,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                               10,976,565       10,976,565
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $12,630,565)                                             $   12,630,565
                                                                  --------------
TOTAL INVESTMENTS (STRATEGIC VALUE FUND)
   (COST $147,183,904) - 107.83%                                  $  150,181,126
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.83)%                      (10,905,728)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  139,275,398
                                                                  ==============

TOTAL RETURN FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 0.53%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.23%
   2.375% due 01/15/2025 ***                     $    2,013,582   $    1,978,737
   3.625% due 04/15/2028 ***                            494,040          592,018
                                                                  --------------
                                                                       2,570,755

U.S. TREASURY NOTES - 0.30%
   2.00% due 01/15/2026 ***                           3,522,680        3,258,754
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,226,363)                                              $    5,829,509
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.16%

FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 46.16%
   3.719% due 07/01/2034 ***                          1,007,458          992,091
   4.351% due 03/01/2035 (b)***                         919,888          909,492
   4.386% due 11/01/2034 (b)***                       2,031,309        2,005,700
   4.460% due 01/01/2035 ***                            801,779          782,291
   4.478% due 05/01/2035 (b)***                       2,268,939        2,238,063
   4.84% due 06/01/2035 ***                           2,319,833        2,267,407
   5.50% due 06/01/2035 (b)***                        1,050,444        1,012,357
   5.50% due 12/01/2034 to 04/01/2036 ***           202,932,106      195,781,489
   5.50% TBA **                                     313,000,000      301,360,156
   5.873% due 11/01/2035 (b)***                       1,490,932        1,524,375
                                                                  --------------
                                                                     508,873,421
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $515,308,733)                                            $  508,873,421
                                                                  --------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.07%

BRAZIL - 0.07%
Federative Republic of Brazil
   8.00% due 01/15/2018 ***                             700,000          729,750
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $710,150)                                                $      729,750
                                                                  --------------
SHORT TERM INVESTMENTS - 48.79%

FRANCE - 2.82%
Government of France
   zero coupon due 07/13/2006 ***                EUR 21,630,000       27,674,699
   zero coupon due 10/12/2006 ***                     2,690,000        3,416,450
                                                                  --------------
                                                                      31,091,149
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $531,838,313)                                            $  537,915,074
                                                                  --------------
CORPORATE BONDS - 13.88%

AUTOMOBILES - 0.91%
DaimlerChrysler NA Holding Corp.
   5.10% due 03/07/2007 (b)***                   $   10,000,000       10,005,910

BANKING - 3.33%
BNP Paribas
   5.186% due 06/29/2049 (b)***                       6,000,000        5,518,044
HSBC Bank USA
   5.00% due 09/21/2007 (b)***                        5,000,000        5,004,210
HSBC Finance Corp.
   5.04% due 09/15/2008 (b)***                        4,300,000        4,309,628

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                  $    5,000,000   $    5,592,410
Sumitomo Mitsui Banking Corp.
   5.625% due 07/29/2049 (b)***                       5,200,000        4,952,875
USB Capital IX
   6.189% due 03/29/2049 (b)***                         300,000          293,834
Wachovia Bank NA, Series BKNT
   5.27% due 05/25/2010 (b)***                       11,000,000       10,995,798
                                                                  --------------
                                                                      36,666,799

CABLE AND TELEVISION - 0.09%
Cablevision
   6.87% due 03/23/2013 (b)(f)                        1,000,000        1,002,885

DIVERSIFIED FINANCIAL SERVICES - 1.00%
General Electric Capital Corp., Series MTNA
   5.03% due 12/15/2009 (b)***                       11,000,000       11,030,338

ELECTRICAL UTILITIES - 0.27%
FirstEnergy Corp., Series A
   5.50% due 11/15/2006 ***                           3,000,000        2,997,603

FINANCIAL SERVICES - 6.65%
American Express Credit Corp.
   5.10% due 12/12/2007 (b)***                        2,100,000        2,100,680
American Express Credit Corp., Series MTN
   5.082% due 03/02/2009 (b)***                       2,300,000        2,299,989
Atlantic & Western Re, Ltd., Series A
   10.99% due 01/09/2007 (b)                            250,000          246,425
Bear Stearns Companies, Inc.
   5.2988% due 04/29/2008 (b)***                      5,300,000        5,311,517
CIT Group, Inc.
   5.00% due 12/19/2007 (b)***                        5,000,000        5,002,905
Citigroup, Inc.
   5.00% due 12/26/2008 (b)***                        1,400,000        1,400,190
   5.1988% due 05/02/2008 (b)***                      5,000,000        5,003,365
Goldman Sachs Group, Inc., Series B MTN
   5.42% due 07/23/2009 (b)***                        1,100,000        1,107,175
Goldman Sachs Group, Inc., Series MTN
   5.25% due 11/10/2008 (b)***                        3,000,000        3,001,905
Goldman Sachs Group, Inc., Series MTNB
   5.0254% due 12/22/2008 (b)***                      2,800,000        2,800,952
International Lease Finance Corp., Series MTN
   5.4275% due 05/24/2010 (b)***                     18,700,000       18,712,660
John Deere Capital Corp., Series MTND
   5.0448% due 06/28/2006 (b)***                        700,000          699,935
Lehman Brothers Holdings, Inc., Series MTN
   5.15% due 12/23/2010 (b)***                       10,000,000       10,011,740
Morgan Stanley, Series GMTN
   5.2763% due 02/09/2009 (b)***                      5,100,000        5,106,151
SLM Corp., Series MTNA
   5.24% due 07/27/2009 (b)***                       10,500,000       10,508,831
                                                                  --------------
                                                                      73,314,420

INTERNATIONAL OIL - 0.07%
Pemex Project Funding Master Trust
   5.75% due 12/15/2015 ***                             800,000          738,000

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

SOFTWARE - 0.23%
Oracle Corp and Ozark Holding, Inc.
   5.28% due 01/13/2009 (b)***                   $    2,500,000   $    2,494,790

TELECOMMUNICATIONS EQUIPMENT &
   SERVICES - 0.53%
Embarq Corp.
   6.738% due 06/01/2013 ***                          2,600,000        2,603,260
   7.082% due 06/01/2016 ***                          3,300,000        3,303,927
                                                                  --------------
                                                                       5,907,187

TELEPHONE - 0.44%
AT&T, Inc.
   5.2625% due 05/15/2008 (b)***                      1,700,000        1,699,951
SBC Communications
   5.125% due 09/15/2014                              3,200,000        3,161,376
                                                                  --------------
                                                                       4,861,327

TOBACCO - 0.36%
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 ***                           3,600,000        4,026,301
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $153,933,938)                         $  153,045,560
                                                                  --------------
MUNICIPAL BONDS - 1.19%

IOWA - 0.11%
Tobacco Settlement Authority of Iowa, Series A
   6.50% due 06/01/2023 ***                           1,200,000        1,178,892

NEVADA - 0.01%
Truckee Meadows Water Authority
   5.00% due 07/01/2036 (b)***                           67,000           72,602

PENNSYLVANIA - 0.13%
Pennsylvania Higher Educational Facilties
   Authority
   4.75% due 07/15/2013 ***                           1,500,000        1,457,715

TEXAS - 0.49%
Eagle Mountain & Saginaw Independent School
   District/TX
   4.75% due 08/15/2033 ***                           5,500,000        5,466,395

VIRGINIA - 0.04%
Tobacco Settlement Financing Corp.
   5.625% due 06/01/2037 ***                            400,000          409,496

WASHINGTON - 0.13%
Grant County Public Utility District No 2
   Priest Rapids
   5.00% due 01/01/2030 ***                           1,400,000        1,440,726

WISCONSIN - 0.28%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027 ***                          2,900,000        3,064,952
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $13,215,170)                          $   13,090,778
                                                                  --------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 10.00%
American Home Mortgage Investment Trust,
   Series 2004-4, Class 4A
   4.39% due 02/25/2045 ***                             461,013          448,919
Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class 1A1
   4.90% due 12/25/2035 (b)***                        1,958,839        1,944,427

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)

Citigroup Mortgage Loan Trust, Inc.,
   Series 2005-11, Class A2A
   4.70% due 12/25/2035 ***                      $      670,166   $      657,765
Countrywide Alternative Loan Trust,
   Series 2005-81, Class A1
   5.3613% due 02/25/2037 (b)***                      9,623,332        9,641,044
Countrywide Home Loans,
   Series 2005-HYB9, Class 3A2A
   5.25% due 02/20/2036 (b)***                          840,788          836,200
CS First Boston Mortgage Securities Corp.,
   Series 2005-C6, Class A1
   4.938% due 12/15/2040 ***                          1,613,349        1,590,881
Federal Home Loan Mortgage Corp., Series 2637,
   Class F
   5.4806% due 06/15/2018 (b)***                        517,642          517,909
Federal Home Loan Mortgage Corp., Series 2844,
   Class PR
   5.00% due 09/15/2017 ***                           3,193,333        3,178,019
Federal Home Loan Mortgage Corp., Series 3036,
   Class NA
   5.00% due 07/15/2024 ***                           4,600,000        4,546,407
Federal Home Loan Mortgage Corp.,
   Series T-63, Class 1A1
   5.088% due 02/25/2045 (b)***                         526,325          531,437
Federal National Mortgage Association, Series
   2005-33, Class QA
   5.00% due 06/25/2027 ***                           3,592,822        3,548,979
Federal National Mortgage Association,
   Series 2003-W6, Class F
   5.4313% due 09/25/2042 (b)***                      3,146,672        3,162,578
Federal National Mortgage Association,
   Series 2005-120, Class NF
   5.1813% due 01/25/2021 (b)***                     39,673,455       39,570,154
Federal National Mortgage Association,
   Series 2006-5, Class 3A2
   4.6823% due 05/25/2035 (b)***                        500,000          486,353
GE Capital Commercial Mortgage Corp.,
   Series 2002-3A, Class A1
   4.229% due 12/10/2037 (b)***                       7,343,946        7,103,924
Government National Mortgage Association,
   Series 2003-4, Class LA
   4.00% due 07/16/2027 ***                             698,424          688,337
LB-UBS Commercial Mortgage Trust, Series
   2005-C7, Class A1
   4.99% due 11/15/2030 ***                           2,007,855        1,984,240
Mellon Residential Funding Corp.,
   Series 2000-TBC3, Class A1
   5.5206% due 12/15/2030 (b)***                      8,344,210        8,371,530
Structured Asset Mortgage Investments, Inc.,
   Series 2005-AR8, Class A1A
   5.3613% due 02/25/2036 (b)***                        985,358          985,070
Structured Asset Securities Corp., Series
   2005-AR1, Class A3
   5.1813% due 09/25/2035 (b)***                      6,793,054        6,793,805
Washington Mutual Inc., Series 2001-7, Class A
   5.084% due 05/25/2041 (b)***                       1,026,950        1,033,515

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS
   (CONTINUED)
Washington Mutual Inc., Series 2005-AR19,
   Class A1A1
   5.3513% due 12/25/2045 (b)***                 $    9,374,708   $    9,399,602
Wells Fargo Mortgage Backed Securities
   Trust, Series 2006-AR2, Class 2A1
   4.95% due 03/25/2036 (b)***                        3,300,529        3,237,406
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $110,517,159)                                            $  110,258,501
                                                                  --------------
ASSET BACKED SECURITIES - 5.93%
Argent Securities, Inc., Series 2005-W4,
   Class A2A
   5.2213% due 02/25/2036 (b)***                      4,314,601        4,315,180
First NLC Trust, Series 2005-3, Class AV1
   5.1913% due 12/25/2035 (b)***                      1,013,809        1,013,867
Fremont Home Loan Trust, Series
   2005-E, Class 2A1
   5.1713% due 01/25/2036 (b)***                      1,625,003        1,624,971
GE-WMC Mortgage Securities LLC,
   Series 2005-2, Class A2A
   5.1813% due 12/25/2035 (b)***                     27,910,341       27,932,586
GSR Mortgage Loan Trust,
   Series 2005-HEL1, Class A2A
   5.1813% due 11/25/2030 (b)***                      1,741,804        1,741,870
Home Equity Mortgage Trust, Series 2005-HF1,
   Class A2A
   5.1913% due 02/25/2036 (b)***                      1,510,534        1,510,696
Indymac Residential Asset Backed Trust,
   Series 2005-D, Class AII1
   5.1813% due 03/25/2036 (b)***                      1,715,177        1,715,444
Merrill Lynch Mortgage Investors, Inc., Series
   2005-SL1, Class A
   5.2813% due 06/25/2035 (b)***                      5,778,940        5,779,848
Nissan Auto Lease Trust, Series 2004-A,
   Class A3
   2.90% due 08/15/2007 ***                             549,732          547,027
Option One Mortgage Loan Trust, Series 2005-4,
   Class A2
   5.1813% due 11/25/2035 (b)***                      3,723,230        3,723,932
SLM Student Loan Trust, Series 2003-11,
   Class A2
   4.96% due 03/15/2013 (b)***                          489,459          489,399
SLM Student Loan Trust, Series 2004-8,
   Class A2
   5.12% due 07/25/2013 (b)***                        1,384,901        1,385,166
SLM Student Loan Trust, Series 2005-1,
   Class A1
   5.11% due 01/26/2015 (b)***                        1,925,152        1,921,714
SLM Student Loan Trust, Series 2005-2,
   Class A2
   5.11% due 01/25/2013 (b)***                        5,413,685        5,411,400
Soundview Home Equity Loan Trust,
   Series 2005-B, Class A1
   5.1913% due 05/25/2035 (b)***                        353,365          353,357
Structured Asset Securities Corp.,
   Series 2005-S7, Class A1
   5.2113% due 12/25/2035 (b)***                      3,227,369        3,227,666
Wachovia Auto Owner Trust,
   Series 2005-B, Class A2
   4.82% due 02/20/2009 ***                           2,700,000        2,690,296
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $65,372,071)                                             $   65,384,419
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
OPTIONS - 0.03%

CALL OPTIONS - 0.02%
Chicago Board of Trade American Purchase Call
   on United States Treasury Bond Futures
   Expiration 08/25/2006 at $108.00 *                    41,000   $       34,594
Over The Counter European Style Call
   Expiration 12/22/2006 at $4.80 *                  29,000,000            9,512
   Expiration 03/08/2007 at $5.00 *                  30,000,000           39,180
   Expiration 03/08/2007 at $5.00 *                  16,000,000           20,896
   Expiration 05/23/2007 at $5.20 *                  52,000,000          151,996
                                                                  --------------
                                                                         256,178

PUT OPTIONS - 0.01%
Chicago Board of Trade American Purchase Put
   on United States Treasury Bond Futures
   Expiration 08/25/2006 at $103.00 *                    41,000           21,141
Chicago Mercantile Exchange American Purchase
   Put on Eurodollar
   Expiration 06/18/2007 at $91.25 *                  3,637,500            9,094
   Expiration 12/18/2006 at $92.00 *                  2,650,000            6,625
   Expiration 03/19/2007 at $92.00 *                    680,000                0
   Expiration 12/18/2006 at $92.25 *                  1,737,500            4,344
   Expiration 09/18/2006 at $92.50 *                  2,290,000            5,725
   Expiration 12/18/2006 at $92.75 *                    635,000            1,587
   Expiration 06/19/2006 at $93.00 *                    200,000              500
   Expiration 06/19/2006 at $93.50 *                  1,550,000            3,875
   Expiration 06/19/2006 at $94.00 *                    600,000            1,500
   Expiration 09/18/2006 at $94.00 *                    635,000            1,587
                                                                  --------------
                                                                          55,978
                                                                  --------------
TOTAL OPTIONS (Cost $706,618)                                     $      312,156
                                                                  --------------
SHORT TERM INVESTMENTS - 48.79%
Barclays Bank PLC NY
   5.035% due 01/29/2007 ***                       $ 10,200,000   $   10,198,894
Barclays U.S. Funding LLC
   4.89% due 07/18/2006 ***                           1,700,000        1,692,149
   5.055% due 07/18/2006 ***                         21,100,000       20,960,749
Bundesschatzanweisungen
   2.75% due 06/23/2006                          EUR  6,950,000        8,917,878
Cox Communications, Inc.
   4.998% due 07/17/2006 ***                     $    2,000,000        2,000,000
Danske Corp.
   4.70% due 06/01/2006 ***                           2,300,000        2,300,000
   4.84% due 06/27/2006 ***                             800,000          797,203
   4.955% due 07/20/2006 ***                         28,600,000       28,407,113
   4.98% due 07/26/2006 ***                             600,000          595,435
   4.99% due 06/09/2006 ***                             800,000          799,113
Federal National Mortgage Association Discount
   Notes zero coupon due 06/01/2006 ***              30,400,000       30,400,000
Fortis Funding LLC
   5.015% due 06/07/2006 ***                         30,400,000       30,374,591
   5.05% due 06/01/2006                              30,400,000       30,400,000
Federal Republic of Germany, Series 0406
   zero coupon due 06/14/2006 to
      10/18/2006 ***                             EUR 46,840,000       59,652,836

TOTAL RETURN FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS (CONTINUED)

Government of France
   zero coupon due 06/29/2006 to
   12/21/2006 ***                                EUR 91,260,000   $  116,241,686
Ixis Corp.
   4.69% due 06/05/2006 ***                      $      700,000          699,635
Kingdom of Belgium
   zero coupon due 06/15/2006 to
   10/12/2006 ***                                EUR  2,490,000        3,177,346
Spain Letras del Tesoro
   zero coupon due 06/23/2006 ***                    14,490,000       18,566,932
Rabobank USA Financial Corp.
   5.05% due 06/01/2006 ***                      $   30,400,000       30,400,000
Skandinaviska Enskilda Banken AB
   4.84% due 06/22/2006 ***                          29,300,000       29,217,276
   4.855% due 06/29/2006 ***                          3,000,000        2,988,672
Societe Generale North America, Inc.
   4.995% due 06/12/2006 ***                         30,200,000       30,153,907
   5.04% due 08/08/2006 ***                           2,900,000        2,872,392
UBS Finance (Delaware) LLC
   4.89% due 07/06/2006 ***                           1,000,000          995,246
   4.93% due 07/13/2006 ***                          10,300,000       10,240,758
   4.97% due 06/02/2006 ***                           4,100,000        4,099,434
   5.00% due 06/12/2006 ***                           2,500,000        2,496,181
   5.05% due 06/01/2006 ***                           7,200,000        7,200,000
   5.08% due 08/21/2006 ***                           8,300,000        8,205,131
United States Treasury Bills
   zero coupon due 08/31/2006                         4,390,000        4,337,678
   zero coupon due 06/01/2006 to
   06/15/2006 *** ****                                7,440,000        7,435,690
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $531,838,313)                                            $  537,915,074
                                                                  --------------
REPURCHASE AGREEMENTS - 3.11%
Credit Suisse First Boston Tri-Party
   Repurchase Agreement dated
   05/31/2006 at 4.85% to be
   repurchased at $800,108 on
   06/01/2006, collateralized by
   $854,000 U.S. Treasury Notes,
   3.375% due 09/15/2006 (valued at
   $819,800, including interest) ***             $      800,000   $      800,000
Repurchase Agreement with State Street
   Corp. dated 05/31/2006 at 3.70% to be
   repurchased at $33,538,447 on
   06/01/2006, collateralized by $34,860,000
   Federal Home Loan Mortgage Corp.,
   4.25% due 05/23/2008 (valued at
   $34,206,375, including interest) (c)***           33,535,000       33,535,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $34,335,000)                                             $   34,335,000
                                                                  --------------
TOTAL INVESTMENTS (TOTAL RETURN FUND)
   (COST $1,432,163,515) - 129.69%                                $1,429,774,168

LIABILITIES IN EXCESS OF OTHER
   ASSETS - (29.69)%                                                (327,303,742)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,102,470,426
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
COMMON STOCKS - 99.31%

BIOTECHNOLOGY - 10.58%
Amgen, Inc. *                                           391,840   $   26,484,466
Genzyme Corp. *                                         347,907       20,700,466
                                                                  --------------
                                                                      47,184,932

BUSINESS SERVICES - 5.19%
Automatic Data Processing, Inc.                         508,848       23,137,318

CELLULAR COMMUNICATIONS - 1.48%
QUALCOMM, Inc.                                          146,000        6,600,660

COMPUTERS & BUSINESS EQUIPMENT - 4.07%
Dell, Inc. * (a)                                        715,270       18,153,553

COSMETICS & TOILETRIES - 7.87%
Colgate-Palmolive Company                               277,167       16,724,257
Procter & Gamble Company                                338,360       18,356,030
                                                                  --------------
                                                                      35,080,287

ELECTRICAL EQUIPMENT - 3.98%
General Electric Company                                517,799       17,739,794

FINANCIAL SERVICES - 3.36%
State Street Corp. (c)                                  241,164       14,976,284

FOOD & BEVERAGES - 13.33%
PepsiCo, Inc.                                           302,400       18,283,104
Starbucks Corp. *                                       280,712       10,007,383
Sysco Corp. (a)                                         442,743       13,539,081
The Coca-Cola Company                                   400,625       17,639,518
William Wrigley Jr. Company (a)                               0                0
                                                                  --------------
                                                                      59,469,086

HEALTHCARE PRODUCTS - 10.39%
Johnson & Johnson                                       318,344       19,170,676
Medtronic, Inc.                                         364,582       18,407,745
Stryker Corp.                                           200,000        8,780,000
                                                                  --------------
                                                                      46,358,421

INSURANCE - 3.75%
American International Group, Inc.                      274,914       16,714,771

INTERNET RETAIL - 4.26%
eBay, Inc. *                                            578,697       18,987,049

LEISURE TIME - 2.02%
Electronic Arts, Inc. * (a)                             213,796        8,994,398

PHARMACEUTICALS - 4.47%
Teva Pharmaceutical Industries, Ltd., SADR (a)          548,073       19,955,338

RETAIL TRADE - 14.79%
Costco Wholesale Corp.                                  288,719       15,281,897
Home Depot, Inc.                                        449,143       17,121,331
Staples, Inc.                                         1,018,921       23,934,454
Wal-Mart Stores, Inc.                                   198,214        9,603,468
                                                                  --------------
                                                                      65,941,150

SOFTWARE - 5.79%
Microsoft Corp.                                         763,806       17,300,206
SAP AG, SADR                                            161,600        8,505,008
                                                                  --------------
                                                                      25,805,214

U.S. GLOBAL LEADERS GROWTH FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 3.98%
United Parcel Service, Inc., Class B                    220,280   $   17,743,554
                                                                  --------------
TOTAL COMMON STOCKS (Cost $458,534,308)                           $  442,841,809
                                                                  --------------
SHORT TERM INVESTMENTS - 4.63%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   20,634,579   $   20,634,579
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $20,634,579)                                             $   20,634,579
                                                                  --------------
REPURCHASE AGREEMENTS - 0.65%
Repurchase Agreement with State
   Street Corp. dated 05/31/2006 at
   3.70% to be repurchased at
   $2,916,300 on 06/01/2006,
   collateralized by $2,930,000
   Federal National Mortgage
   Association, 3.58% due
   06/02/2008 (valued at $2,977,613,
   including interest) (c)                       $    2,916,000   $    2,916,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,916,000)                                              $    2,916,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS
   GROWTH FUND)
   (Cost $482,084,887) - 104.59%                                  $  466,392,388
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (4.59)%                                                  (20,470,962)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  445,921,426
                                                                  ==============

U.S. GOVERNMENT SECURITIES FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
U.S. TREASURY OBLIGATIONS - 15.97%

U.S. TREASURY BONDS - 0.08%
   6.625% due 02/15/2027 ****                    $      128,000   $      148,340

U.S. TREASURY NOTES - 15.89%
   3.375% due 10/15/2009                              2,574,000        2,443,892
   3.375% due 11/15/2008 ****                           926,000          890,732
   3.50% due 05/31/2007 ***                          10,171,000       10,013,665
   4.00% due 02/15/2015                               2,574,000        2,373,408
   4.00% due 04/15/2010 to 02/15/2014 ***             8,220,000        7,825,022
   4.25% due 08/15/2015                               2,445,000        2,288,369
   4.50% due 11/15/2015                               5,000,000        4,762,695
                                                                  --------------
                                                                      30,597,783
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $31,561,357)                                             $   30,746,123
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.43%

FEDERAL HOME LOAN BANK - 1.12%
   5.80% due 09/02/2008                               2,145,000        2,160,723

FEDERAL HOME LOAN MORTGAGE CORP. - 10.90%
   5.00% due 08/01/2033                               1,734,098        1,632,622
   5.00% TBA **                                       3,000,000        2,811,564

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
   5.50% TBA **                                  $   15,500,000   $   14,918,750
   6.00% due 10/01/2010 to 03/01/2036                   651,432          646,886
   6.50% due 07/01/2006                                      17               17
   6.50% due 12/01/2010 ***                              43,278           43,496
   7.00% due 02/01/2011 to 06/01/2032                   843,632          864,886
   7.50% due 05/01/2007 ***                               5,485            5,530
   9.00% due 10/01/2017                                  15,284           15,695
   9.50% due 08/01/2020                                  28,124           30,678
   11.75% due 12/01/2013                                  1,577            1,729
   12.00% due 07/01/2020                                  9,964           10,776
                                                                  --------------
                                                                      20,982,629

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 58.44%
   4.7375% due 02/17/2009 (b)***                      1,544,000        1,508,642
   5.00% TBA **                                      43,500,000       40,867,208
   5.50% due 04/01/2018 to 05/01/2018                 2,216,659        2,187,110
   5.50% TBA **                                      33,000,000       31,832,808
   6.00% due 02/01/2017                               1,371,840        1,381,189
   6.00% TBA **                                      25,000,000       24,664,050
   6.50% due 02/01/2026 to 07/01/2032                 2,036,836        2,075,116
   6.50% TBA **                                       5,000,000        5,039,060
   6.527% due 05/25/2030 (b)                            819,595          823,431
   7.00% due 07/01/2022 to 01/01/2034                 1,015,896        1,042,718
   7.50% due 09/01/2029 to 02/01/2031                   167,398          173,779
   8.00% due 06/01/2017 to 03/01/2033                   442,624          469,775
   8.25% due 09/01/2008 ***                               1,488            1,509
   8.50% due 08/01/2019                                 196,390          209,375
   8.50% due 02/01/2009 ***                                 644              657
   8.75% due 08/01/2009 to 12/01/2009                    30,219           30,783
   8.75% due 10/01/2011 ***                               1,197            1,213
   9.00% due 05/01/2021                                   8,332            8,988
   11.50% due 09/15/2013 to 09/01/2019                   34,786           37,962
   11.75% due 12/01/2015                                 11,607           12,699
   12.00% due 01/01/2013 to 04/20/2016                   94,651          105,701
   12.50% due 01/01/2013 to 09/20/2015                   45,968           50,154
   13.50% due 11/15/2014                                 25,099           27,777
                                                                  --------------
                                                                     112,551,704

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 11.97%
   5.50% TBA **                                       7,600,000        7,395,750
   6.00% TBA **                                      14,800,000       14,753,750
   6.50% due 02/15/2034 to 09/15/2034                   463,950          472,485
   7.50% due 03/15/2026 to 12/15/2027                   222,260          233,351
   7.50% due 08/15/2027 ***                                  54               57
   8.50% due 06/15/2025                                 190,220          205,583
   11.00% due 09/15/2015                                    684              750
                                                                  --------------
                                                                      23,061,726
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $159,477,081)                                            $  158,756,782
                                                                  --------------

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.11%
Countrywide Alternative Loan Trust, Series
   2005-17, Class 2A1
   5.3212% due 07/25/2035 (b)                    $      991,863   $      994,531
Countrywide Alternative Loan Trust, Series
   2005-59, Class 1A1
   5.4106% due 11/20/2035 (b)***                        584,304          586,530
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 1A1
   5.281% due 07/20/2046 (b)***                       1,900,000        1,900,000
Countrywide Alternative Loan Trust, Series
   2006-OA9, Class 2A1B
   5.281% due 07/20/2046 (b)                          1,900,000        1,900,000
Federal Home Loan Mortgage Corp.,
   Series 2525, Class AM
   4.50% due 04/15/2032                                 240,246          207,251
Federal Home Loan Mortgage Corp.,
   Series 2686, Class QI
   5.50% due 01/15/2023 ***                           3,477,577          103,829
Federal National Mortgage Association Whole
   Loan, Series 2003-W14, Class 2A
   5.2662% due 01/25/2043 (b)***                      1,406,856        1,414,328
Harborview Mortgage Loan Trust, Series 2005-7,
   Class 1A1
   5.454% due 06/19/2045 (b)***                         994,449          994,449
Luminent Mortgage Trust, Series 2006-4,
   Class A1A
   5.2713% due 05/25/2046 (b)***                      1,900,000        1,900,000
Morgan Stanley Mortgage Loan Trust, Series
   2006-8AR, Class 1A2
   5.1625% due 06/25/2036 (b)***                      1,900,000        1,900,000
Washington Mutual Inc., Series 2005-AR17,
   Class A1A1
   5.3513% due 12/25/2045 (b)***                      1,793,283        1,798,230
                                                                  --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $13,884,883)                                             $   13,699,148
                                                                  --------------
ASSET BACKED SECURITIES - 8.14%
ACE Securities Corp, Series 2006-GP1, Class A
   5.2225% due 02/25/2031 (b)***                      1,900,000        1,900,000
Amortizing Residential Collateral Trust,
   Series
   2001-BC6, Class A
   5.4313% due 10/25/2031 (b)***                      1,175,252        1,176,984
Carrington Mortgage Loan Trust, Series
   2005-NC5, Class A1
   5.2013% due 10/25/2035 (b)***                      1,706,502        1,706,808
Countrywide Asset-Backed Certificates, Series
   2002-BC2, Class A
   5.6212% due 04/25/2032 (b)***                        661,109          661,366
IndyMac Seconds Asset Backed Trust, Series
   2006-A, Class A
   5.2106% due 06/25/2036 (b)***                      1,900,000        1,901,187
Morgan Stanley ABS Capital I, Series
   2005-WMC2, Class A1MZ
   5.3313% due 02/25/2035 (b)***                      1,501,742        1,502,459
Morgan Stanley ABS Capital I, Series
   2005-WMC3, Class A1MZ
   5.3412% due 03/25/2035 (b)***                      1,386,861        1,387,304

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
ASSET BACKED SECURITIES (CONTINUED)
Morgan Stanley ABS Capital I, Series
   2005-WMC4, Class A1MZ
   5.3412% due 04/25/2035 (b)***                 $    1,757,309   $    1,761,433
Morgan Stanley Mortgage Loan Trust, Series
   2006-4SL, Class A1
   5.2313% due 03/25/2036 (b)                         1,785,226        1,785,754
SACO I Trust, Inc., Series 2006-6, Class A
   5.2206% due 06/25/2036 (b)                         1,900,000        1,900,000
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $15,680,904)                                             $   15,683,295
                                                                  --------------
REPURCHASE AGREEMENTS - 60.70%
Merrill Lynch Tri-Party Repurchase Agreement
   dated 05/31/2006 at 5.01% to be repurchased
   at $116,916,268 on 06/01/2006,
   collateralized by $111,865,000 Federal
   National Mortgage Association, 4.75% due
   12/10/2010 (valued at $113,959,672,
   including interest) and $7,695,000 Federal
   Farm Credit Bank, 3.375% due 07/15/2008
   (valued at $7,662,489, including
   interest) ***                                 $  116,900,000   $  116,900,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $116,900,000)                                            $  116,900,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES
   FUND)
   (Cost $337,504,225) - 174.35%                                  $  335,785,348
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (74.35)%                                                (143,190,696)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  192,594,652
                                                                  ==============

U.S. HIGH YIELD BOND FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS - 94.67%

ADVERTISING - 1.52%
R.H. Donnelley Corp.
   8.875% due 01/15/2016                         $      900,000   $      902,250
Sheridan Group, Inc.
   10.25% due 08/15/2011                              1,500,000        1,530,000
Vertis, Inc.
   9.75% due 04/01/2009                               1,717,000        1,751,340
                                                                  --------------
                                                                       4,183,590

AEROSPACE - 0.23%
Sequa Corp., Series B
   8.875% due 04/01/2008                                600,000          625,500

AGRICULTURE - 0.16%
Hines Nurseries, Inc.
   10.25% due 10/01/2011                                119,000          114,240

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

AGRICULTURE (CONTINUED)
IOWA Select Farms, LP
   6.50% due 12/01/2012                          $      419,405   $      335,524
                                                                  --------------
                                                                         449,764

ALUMINUM - 0.42%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                             1,045,000        1,141,663

APPAREL & TEXTILES - 0.43%
Levi Strauss & Company
   12.25% due 12/15/2012                                750,000          843,750
Phillips-Van Heusen
   7.25% due 02/15/2011                                 325,000          325,000
                                                                  --------------
                                                                       1,168,750

AUTO PARTS - 0.99%
Delphi Corp.
   13.250% due 06/14/2011 (b)(f)                      1,000,000        1,036,250
Federal-Mogul Corp.
   7.375% due 01/15/2006 @                              300,000          180,000
   7.50% due 01/15/2009 @                               300,000          180,000
   8.80% due 04/15/2007 @ (a)                           215,000          129,000
Rexnord Corp.
   10.125% due 12/15/2012                               198,000          219,780
Tenneco Automotive, Inc., Series B
   10.25% due 07/15/2013                                291,000          320,100
TRW Automotive, Inc.
   9.375% due 02/15/2013                                600,000          646,500
                                                                  --------------
                                                                       2,711,630

AUTO SERVICES - 0.28%
Hertz Corp., Class A
   8.875% due 01/01/2014                                500,000          520,000
   10.50% due 01/01/2016 (a)                            225,000          243,562
                                                                  --------------
                                                                         763,562

AUTOMOBILES - 2.43%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                                 900,000          915,750
AutoNation, Inc.
   7.00% due 04/15/2014                                 125,000          124,375
   7.0447% due 04/15/2013 (b)                           200,000          202,000
Avis Budget Car Rental LLC
   6.350% due 04/17/2012 (b)(f)                       1,000,000          998,750
Dana Corp.
   7.220% due 03/03/2008 (b)(f)                       1,000,000        1,002,810
Ford Motor Company
   7.45% due 07/16/2031 (a)                           1,375,000          996,875
General Motors Corp.
   8.25% due 07/15/2023 (a)                             641,000          482,353
   8.375% due 07/15/2033 (a)                            910,000          690,462
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                              1,258,000        1,270,580
                                                                  --------------
                                                                       6,683,955

BANKING - 0.62%
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                800,000          800,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Chevy Chase Bank
   6.875% due 12/01/2013                         $      900,000   $      900,000
                                                                  --------------
                                                                       1,700,000

BROADCASTING - 0.50%
Fisher Communications, Inc.
   8.625% due 09/15/2014                              1,300,000        1,361,750
Liberty Media Corp.
   7.875% due 07/15/2009                                  7,000            7,288
   8.25% due 02/01/2030 (a)                               7,000            6,752
                                                                  --------------
                                                                       1,375,790

BUILDING MATERIALS & CONSTRUCTION - 0.98%
Ainsworth Lumber Company, Ltd.
   9.0683% due 04/01/2013                               350,000          349,125
Brand Services, Inc.
   12.00% due 10/15/2012                                311,000          354,151
Columbus McKinnon Corp.
   8.875% due 11/01/2013 (a)                            200,000          205,500
Masonite International
   7.043% due 04/06/2013 (b)(f)                         994,975          988,617
Panolam Industries International, Inc.
   10.75% due 10/01/2013                                215,000          211,775
Texas Industries, Inc.
   7.25% due 07/15/2013                                 575,000          586,500
                                                                  --------------
                                                                       2,695,668

BUSINESS SERVICES - 2.96%
Activant Solutions, Inc.
   9.50% due 05/01/2016                                 375,000          368,438
Advantage Sales & Marketing LLC
   7.160% due 03/31/2013 (b)(f)                         250,000          250,000
Cornell Companies, Inc.
   10.75% due 07/01/2012                                600,000          630,000
Education Management Corp.
   7.625% due 05/24/2013 (b)(f)                       1,000,000        1,000,000
IKON Office Solutions, Inc.
   7.75% due 09/15/2015 (a)                             500,000          502,500
IPAYMENT, Inc., Tranche B
   7.334% due 05/10/2013 (b)(f)                       1,000,000        1,003,750
Iron Mountain, Inc.
   6.625% due 01/01/2016                                 26,000           24,180
   8.625% due 04/01/2013                                602,000          618,555
SunGard Data Systems, Inc.
   3.75% due 01/15/2009 (a)                             125,000          115,625
   4.875% due 01/15/2014                                600,000          525,000
   9.125% due 08/15/2013                              1,600,000        1,678,000
   10.25% due 08/15/2015                                500,000          522,500
Williams Scotsman International, Inc.
   8.50% due 10/01/2015                                 895,000          901,712
                                                                  --------------
                                                                       8,140,260

CABLE AND TELEVISION - 6.04%
Charter Communications Holdings LLC
   zero coupon, Step up to 12.125% on
      01/15/2007 due 01/15/2015 (a)                     139,000           74,365
   8.75% due 11/15/2013 (a)                             600,000          579,750
   9.92% due 04/01/2014 (a)                              46,000           28,060

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Charter Communications Operating LLC
   8.00% due 04/30/2012                          $      985,000   $      977,612
   8.375% due 04/30/2014                              5,300,000        5,286,750
   9.035% due 12/15/2010                                600,000          607,500
CSC Holdings, Inc.
   6.763% due 03/23/2013 (b)(f)                       1,000,000        1,001,390
   7.25% due 07/15/2008                                 600,000          604,500
   7.875% due 12/15/2007                              1,200,000        1,221,000
DirecTV Holdings LLC
   6.375% due 06/15/2015                              3,900,000        3,666,000
   8.375% due 03/15/2013                                430,000          455,262
EchoStar DBS Corp.
   7.125% due 02/01/2016                              1,250,000        1,196,875
Shaw Communications, Inc.
   8.25% due 04/11/2010                                   7,000            7,315
Videotron Ltee
   6.875% due 01/15/2014                                915,000          889,838
                                                                  --------------
                                                                      16,596,217

CELLULAR COMMUNICATIONS - 7.61%
Alamosa Delaware, Inc.
   8.50% due 01/31/2012                               2,830,000        3,021,025
American Tower Corp.
   5.00% due 02/15/2010                                 159,000          158,006
   7.25% due 12/01/2011                                  20,000           20,450
Centennial Communications Corp.
   8.125% due 02/01/2014                                403,000          407,030
   10.00% due 01/01/2013                              1,620,000        1,676,700
   10.75% due 12/15/2008                                 33,000           33,330
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                759,000          788,411
   8.375% due 11/01/2011                              1,500,000        1,558,125
   8.875% due 10/01/2013 (a)                          3,350,000        3,383,500
   9.875% due 11/01/2012 (a)                            800,000          864,000
Nextel Communications, Inc.
   6.875% due 10/31/2013                                238,000          242,479
   7.375% due 08/01/2015                              3,570,000        3,679,749
Rural Cellular Corp.
   8.25% due 03/15/2012                                 400,000          412,000
   8.25% due 03/15/2012                               1,100,000        1,133,000
   9.875% due 02/01/2010                              1,750,000        1,841,875
Telcordia Technologies, Inc.
   10.00% due 03/15/2013                              1,150,000        1,083,875
UbiquiTel Operating Company
   9.875% due 03/01/2011                                550,000          600,875
                                                                  --------------
                                                                      20,904,430

CHEMICALS - 1.18%
Chemtura Corp.
   6.875% due 06/01/2016                                400,000          388,000
Equistar Chemicals LP
   10.125% due 09/01/2008                               250,000          266,250
FMC Corp.
   7.00% due 05/15/2008                                 152,000          154,625
   7.75% due 07/01/2011                                 324,000          335,151
Johnson Diversey, Inc., Series B
   9.625% due 05/15/2012 (a)                              7,000            7,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                         $      500,000   $      514,375
Nalco Company
   7.75% due 11/15/2011                                  13,000           13,033
   8.875% due 11/15/2013 (a)                          1,523,000        1,566,786
                                                                  --------------
                                                                       3,245,290

COAL - 0.32%
Massey Energy Company
   6.875% due 12/15/2013 (a)                            920,000          883,200

COMMERCIAL SERVICES - 0.84%
Mac-Gray Corp.
   7.625% due 08/15/2015                              2,250,000        2,295,000

CONTAINERS & GLASS - 1.32%
Crown Holdings, Inc.
   7.00% due 12/15/2006                                 125,000          124,688
   7.75% due 11/15/2015                                 475,000          478,562
   8.00% due 04/15/2023                               1,025,000          978,875
Graham Packaging Company
   8.50% due 10/15/2012                                 600,000          606,000
Owens-Brockway Glass Container, Inc.
   8.25% due 05/15/2013                               1,200,000        1,212,000
Pliant Corp.
   11.125% due 09/01/2009 @ (a)                         198,000          208,890
Stone Container Finance
   7.375% due 07/15/2014                                  7,000            6,265
                                                                  --------------
                                                                       3,615,280

CORRECTIONAL FACILITIES - 0.33%
Corrections Corporation of America
   6.25% due 03/15/2013 (a)                             600,000          570,000
   6.75% due 01/31/2014                                 335,000          325,787
                                                                  --------------
                                                                         895,787

CRUDE PETROLEUM & NATURAL GAS - 1.56%
AmeriGas Partners LP
   7.125% due 05/20/2016                                770,000          741,125
Chesapeake Energy Corp.
   6.50% due 08/15/2017                                 250,000          236,250
   6.625% due 01/15/2016                                400,000          383,000
   6.875% due 01/15/2016                                600,000          583,500
   6.875% due 11/15/2020                                250,000          238,750
   7.50% due 09/15/2013                                 800,000          818,000
   7.75% due 01/15/2015                                 140,000          143,150
Hanover Equipment Trust, Series A
   8.50% due 09/01/2008                                 500,000          508,750
Quicksilver Resources, Inc.
   7.125% due 04/01/2016                                200,000          191,000
Tesoro Corp.
   6.625% due 11/01/2015                                470,000          453,550
                                                                  --------------
                                                                       4,297,075

DOMESTIC OIL - 1.12%
AmeriGas Partners LP
   7.25% due 05/20/2015 (a)                              75,000           73,125
Basic Energy Services, Inc.
   7.125% due 04/15/2016                                575,000          557,750

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Eagle Rock Energy
   7.490% due 12/01/2012 (b)(f)                  $      374,063   $      377,335
Petroleum Geo-Services
   7.480% due 12/16/2012 (b)(f)                         748,125          752,487
Petroquest Energy Inc
   10.375% due 05/15/2012                             1,250,000        1,318,750
                                                                  --------------
                                                                       3,079,447

ELECTRICAL UTILITIES - 1.45%
Allegheny Energy Supply Company LLC
   8.25% due 04/15/2012                                 516,000          553,410
Calpine Corp.
   8.50% due 07/15/2010                                 780,000          750,750
   8.75% due 07/15/2013 (a)                             489,000          470,663
Calpine Generating Company LLC
   14.12% due 04/01/2011                                807,000          851,385
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                                 13,000           14,282
CMS Energy Corp.
   8.50% due 04/15/2011                                  13,000           13,715
Edison Mission Energy
   7.50% due 06/15/2013                                 300,000          297,000
FirstEnergy Corp.
   7.375% due 11/15/2031                                  7,000            7,509
Nevada Power Company
   5.875% due 01/15/2015                                  7,000            6,708
   5.95% due 03/15/2016                                 250,000          239,873
   9.00% due 08/15/2013                                   7,000            7,651
Sierra Pacific Power Company
   6.00% due 05/15/2016                                 375,000          360,478
Tenaska Alabama Partners LP
   7.00% due 06/30/2021                                 394,104          388,488
TXU Corp., Series P
   5.55% due 11/15/2014                                  13,000           11,941
TXU Corp., Series Q
   6.50% due 11/15/2024 (a)                              13,000           11,722
TXU Corp., Series R
   6.55% due 11/15/2034                                   7,000            6,214
                                                                  --------------
                                                                       3,991,789

ELECTRONICS - 0.76%
Communications & Power Industries, Inc.
   8.00% due 02/01/2012                               1,350,000        1,404,000
L-3 Communications Corp.
   6.125% due 07/15/2013                                  7,000            6,597
Muzak LLC/Muzak Finance Corp.
   10.00% due 02/15/2009 (a)                            780,000          666,900
                                                                  --------------
                                                                       2,077,497

ENERGY - 2.62%
Chesapeake Energy Corp.
   7.50% due 06/15/2014                               1,355,000        1,383,794
NRG Energy, Inc.
   6.820% due 02/02/2013 (b)(f)                       1,500,000        1,510,050
   7.25% due 02/01/2014                                 500,000          500,000
   7.375% due 02/01/2016                              2,800,000        2,803,500
Plum Point Energy Associates LLC
   7.167% due 03/15/2014 (b)(f)                         194,286          195,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Plum Point Energy Associates LLC, Tranche 1
   8.343% due 03/15/2014 (b)(f)                  $      805,714   $      811,757
                                                                  --------------
                                                                       7,204,601

FINANCIAL SERVICES - 5.79%
Ameritrade Holding Corp., Tranche B
   6.600% due 12/31/2012 (b)(f)                       1,000,000        1,001,250
Chukchansi Economic Development Authority
   8.06% due 11/15/2012                                 125,000          128,906
Consolidated Communications Holdings
   9.75% due 04/01/2012                                  96,000          102,240
Ford Motor Credit Company
   7.00% due 10/01/2013 (a)                           1,775,000        1,531,160
   7.25% due 10/25/2011                                 430,000          381,975
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                             800,000          726,209
   8.00% due 11/01/2031 (a)                           4,210,000        3,954,428
H&E Equipment Services LLC
   12.50% due 06/15/2013                              2,750,000        3,080,000
Linsco Private Ledger Holding
   8.229% due 06/27/2013 (b)(f)                       1,745,625        1,763,081
NASDAQ Stock Market, Inc., Tranche B
   7.30% due 04/18/2012 (b)(f)                          633,040          633,040
NASDAQ Stock Market, Inc., Tranche C
   7.30% due 04/18/2012 (b)(f)                          366,960          366,960
Nexstar Finance Holdings LLC
   zero coupon, Step up to 11.375% on
      04/01/2008 due 04/01/2013                         403,000          339,024
Nexstar Finance, Inc.
   7.00% due 01/15/2014 (a)                              79,000           73,766
PCA LLC
   11.875% due 08/01/2009                               150,000           30,000
Penhall International Corp.
   11.830% due 11/01/2010 (b)(f)                        500,000          505,000
Stripes Acquisition LLC
   10.625% due 12/15/2013                               160,000          173,600
Thornburg Mortgage, Inc.
   8.00% due 05/15/2013                                 700,000          691,250
Yell Finance BV
   zero coupon, Step up to 13.5% on
      08/01/2006 due 08/01/2011                         397,000          419,978
                                                                  --------------
                                                                      15,901,867

FOOD & BEVERAGES - 2.84%
Ahold Lease USA, Inc., Series A-1
   7.82% due 01/02/2020                                 301,880          307,792
Ahold Lease USA, Inc., Series A-2
   8.62% due 01/02/2025                                  66,000           69,050
B&G Foods Holding Corp.
   8.00% due 10/01/2011                                 600,000          604,500
Constellation Brands, Inc., Series B
   8.125% due 01/15/2012 (a)                             20,000           20,550
Del Monte Corp.
   8.625% due 12/15/2012                              1,413,000        1,473,053
Doane Pet Care Company
   10.75% due 03/01/2010                                716,000          778,865

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Dole Food Company
   6.938% due 03/13/2013 (b)(f)                  $    1,000,000   $      996,040
Dole Food, Inc.
   7.25% due 06/15/2010 (a)                           1,440,000        1,346,400
   8.875% due 03/15/2011 (a)                            200,000          195,750
SUPERVALU, Inc., Tranche B
   7.30% due 05/31/2012 (b)(f)                        2,000,000        2,000,000
                                                                  --------------
                                                                       7,792,000

FUNERAL SERVICES - 0.37%
Service Corp. International
   6.50% due 03/15/2008 (a)                             600,000          598,500
   7.00% due 06/15/2017                                 425,000          403,750
   7.70% due 04/15/2009 (a)                              25,000           25,313
                                                                  --------------
                                                                       1,027,563

GAS & PIPELINE UTILITIES - 4.17%
Colorado Interstate Gas Company
   6.80% due 11/15/2015                                 375,000          369,985
El Paso Corp.
   6.75% due 05/15/2009 (a)                             425,000          421,813
   7.42% due 02/15/2037                                 250,000          232,500
   7.625% due 08/16/2007 (a)                            200,000          202,500
   7.75% due 01/15/2032                               2,525,000        2,474,500
   7.875% due 06/15/2012 (a)                          1,950,000        2,008,500
Pacific Energy Partners LP
   6.25% due 09/15/2015                                 300,000          277,500
Suburban Propane Partners LP
   6.875% due 12/15/2013 (a)                            340,000          321,300
Targa Resources, Inc.
   7.311% due 08/31/2012 (b)(f)                         477,440          482,013
Transmontaigne, Inc.
   9.125% due 06/01/2010                                750,000          808,950
Williams Companies, Inc.
   6.99% due 10/01/2010 (b)                             500,000          510,000
   8.75% due 03/15/2032                               3,000,000        3,360,000
                                                                  --------------
                                                                      11,469,561

HEALTHCARE PRODUCTS - 0.61%
Accellent, Inc.
   10.50% due 12/01/2013                              1,299,000        1,367,197
Riddell Bell Holdings, Inc.
   8.375% due 10/01/2012                                139,000          138,305
Sybron Dental Specialties, Inc.
   8.125% due 06/15/2012                                152,000          160,360
                                                                  --------------
                                                                       1,665,862

HEALTHCARE SERVICES - 1.20%
Ameripath, Inc.
   10.50% due 04/01/2013                              1,084,000        1,157,170
Healthsouth Corp.
   8.15% due 03/10/2013 (b)(f)                        1,750,000        1,762,390
Psychiatric Solutions, Inc.
   10.625% due 06/15/2013 (a)                           337,000          372,385
                                                                  --------------
                                                                       3,291,945

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS - 0.18%
D.R. Horton, Inc.
   5.625% due 01/15/2016                         $       13,000   $       11,806
KB Home
   8.625% due 12/15/2008 (a)                              7,000            7,331
Quality Home Brands
   12.069% due 11/04/2012 (b)(f)                        470,000          472,350
Ryland Group, Inc.
   9.125% due 06/15/2011 (a)                              7,000            7,315
Toll Brothers, Inc.
   8.25% due 02/01/2011                                   7,000            7,263
                                                                  --------------
                                                                         506,065

HOTELS & RESTAURANTS - 3.65%
Aztar Corp.
   9.00% due 08/15/2011 (a)                              75,000           78,750
Buffets, Inc.
   11.25% due 07/15/2010                              1,390,000        1,438,650
CCM Merger, Inc.
   8.00% due 08/01/2013                                 727,000          697,920
Denny's Corp.
   10.00% due 10/01/2012                              1,750,000        1,793,750
Gaylord Entertainment Company
   6.75% due 11/15/2014                               1,005,000          947,213
MGM MIrage, Inc.
   6.50% due 07/31/2009                                 350,000          350,000
O'Charleys, Inc.
   9.00% due 11/01/2013                               2,550,000        2,607,375
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                              2,000,000        2,120,000
                                                                  --------------
                                                                      10,033,658

HOUSEHOLD APPLIANCES - 0.68%
ALH Finance LLC
   8.50% due 01/15/2013 (a)                           1,400,000        1,372,000
Applica, Inc.
   10.00% due 07/31/2008 (a)                            102,000           99,450
Fedders North America, Inc.
   9.875% due 03/01/2014 (a)                            495,000          400,950
                                                                  --------------
                                                                       1,872,400

HOUSEHOLD PRODUCTS - 0.37%
Central Garden & Pet Company
   6.525% due 05/14/2012 (b)(f)                       1,000,000        1,004,580

HOUSING & URBAN DEVELOPMENT - 0.10%
Beazer Homes USA, Inc.
   8.375% due 04/15/2012                                270,000          277,763

INDUSTRIAL MACHINERY - 0.92%
Columbus McKinnon Corp.
   10.00% due 08/01/2010                                195,000          212,550
H&E Equipment Finance Corp.
   11.125% due 06/15/2012                               600,000          660,000
JLG Industries, Inc.
   8.25% due 05/01/2008                               1,600,000        1,668,000
                                                                  --------------
                                                                       2,540,550

LEISURE TIME - 6.96%
AMC Entertainment, Inc., Series B
   8.625% due 08/15/2012 (a)                          1,057,000        1,088,710

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Aztar Corp.
   7.875% due 06/15/2014                         $      575,000   $      614,531
Bombardier Recreational Products, Inc.
   8.375% due 12/15/2013                              1,100,000        1,210,000
Chukchansi Economic Development Authority
   8.00% due 11/15/2013                               1,033,000        1,054,951
Hard Rock Hotel, Inc.
   8.875% due 06/01/2013                                495,000          536,456
Majestic Star Casino LLC
   9.50% due 10/15/2010 (a)                             750,000          795,000
MGM Mirage, Inc.
   6.00% due 10/01/2009                               1,500,000        1,479,375
   6.625% due 07/15/2015                                250,000          237,500
   8.50% due 09/15/2010                               1,250,000        1,318,750
Mohegan Tribal Gaming Authority
   6.125% due 02/15/2013 (a)                            750,000          713,438
MTR Gaming Group, Inc.
   9.00% due 06/01/2012                                 500,000          505,000
Penn National Gaming, Inc.
   6.875% due 12/01/2011 (a)                            750,000          744,375
River Rock Entertainment Authority
   9.75% due 11/01/2011                               1,050,000        1,120,875
San Pasqual Casino Development Group
   8.00% due 09/15/2013                                 500,000          502,500
Speedway Motorsports, Inc.
   6.75% due 06/01/2013                                 900,000          882,000
Station Casinos, Inc.
   6.00% due 04/01/2012                               1,750,000        1,675,625
   6.50% due 02/01/2014                                 250,000          238,750
   6.625% due 03/15/2018                                800,000          744,000
   6.875% due 03/01/2016                              2,006,000        1,938,298
True Temper Sports, Inc.
   8.375% due 09/15/2011                                600,000          561,000
Wynn Las Vegas LLC
   6.625% due 12/01/2014                              1,215,000        1,152,731
                                                                  --------------
                                                                      19,113,865

MEDICAL-HOSPITALS - 2.52%
Fresenius Medical Care - Tranche B
   6.387% due 03/22/2013 (b)(f)                         500,000          499,065
HCA, Inc.
   5.50% due 12/01/2009                                 300,000          290,476
   6.50% due 02/15/2016                                 250,000          236,489
   6.75% due 07/15/2013                                 300,000          293,126
   7.05% due 12/01/2027                                 621,000          548,197
   7.875% due 02/01/2011 (a)                          1,900,000        1,968,468
Multiplan, Inc.
   10.375% due 04/15/2016                             2,450,000        2,511,250
Skilled Healthcare Group, Inc.
   11.00% due 01/15/2014                                515,000          551,050
Triad Hospitals, Inc.
   7.00% due 05/15/2012                                  20,000           19,825
                                                                  --------------
                                                                       6,917,946

METAL & METAL PRODUCTS - 0.25%
Mueller Group, Inc.
   10.00% due 05/01/2012                                621,000          678,443

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PAPER - 2.81%
Abitibi-Consolidated, Inc.
   6.95% due 04/01/2008                          $    1,293,000   $    1,273,605
   7.50% due 04/01/2028                                   7,000            5,635
   7.75% due 06/15/2011                                 304,000          286,520
Boise Cascade LLC
   7.125% due 10/15/2014                              1,012,000          915,860
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                                  20,000           19,500
Bowater, Inc.
   9.50% due 10/15/2012                                 456,000          465,120
Buckeye Technologies, Inc.
   9.25% due 09/15/2008                                 370,000          370,000
Georgia-Pacific Corp.
   6.930% due 02/14/2013 (b)(f)                         703,238          706,064
   8.023% due 02/14/2011 (b)(f)                       2,180,000        2,221,333
Neenah Paper, Inc.
   7.375% due 11/15/2014                                800,000          748,000
P.H. Glatfelter
   7.125% due 05/01/2016                                725,000          721,375
                                                                  --------------
                                                                       7,733,012

PETROLEUM SERVICES - 0.46%
Hanover Compressor Company
   8.625% due 12/15/2010                                304,000          313,120
   9.00% due 06/01/2014                                 324,000          344,250
Hanover Equipment Trust
   8.75% due 09/01/2011                                 575,000          598,000
Premcor Refining Group, Inc.
   9.50% due 02/01/2013                                  13,000           14,285
                                                                  --------------
                                                                       1,269,655

PHARMACEUTICALS - 0.18%
Omnicare, Inc.
   6.875% due 12/15/2015 (a)                            505,000          489,850

PLASTICS - 0.35%
Berry Plastics Corp.
   10.75% due 07/15/2012                                879,000          953,715

PUBLISHING - 2.44%
American Media Operations, Inc.
   8.875% due 01/15/2011 (a)                            330,000          287,925
Cadmus Communications Corp.
   8.375% due 06/15/2014                                489,000          490,222
Dex Media East LLC
   12.125% due 11/15/2012                               300,000          338,250
Dex Media West
   9.875% due 08/15/2013                                400,000          436,000
Houghton Mifflin Company
   zero coupon, Step up to 11.5% on
      10/15/2008 due 10/15/2013                         767,000          644,280
   8.25% due 02/01/2011                               2,015,000        2,065,375
   9.875% due 02/01/2013                                600,000          633,000
Mail-Well I Corp.
   9.625% due 03/15/2012                                555,000          593,850
Medianews Group, Inc.
   6.875% due 10/01/2013                                400,000          376,000

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

PUBLISHING (CONTINUED)
Primedia, Inc.
   8.00% due 05/15/2013 (a)                      $      830,000   $      747,000
   8.875% due 05/15/2011 (a)                            100,000           95,750
                                                                  --------------
                                                                       6,707,652

RAILROADS & EQUIPMENT - 0.64%
Greenbrier Companies, Inc.
   8.375% due 05/15/2015                              1,700,000        1,751,000

REAL ESTATE - 5.05%
Ashton Woods USA
   9.50% due 10/01/2015                                 440,000          405,900
BF Saul, REIT
   7.50% due 03/01/2014                               1,800,000        1,836,000
Capital Automotive REIT
   6.780% due 12/16/2010 (b)(f)                         719,964          724,335
Felcor Suites LP, REIT
   7.625% due 10/01/2007 (a)                          2,000,000        2,040,000
Host Marriott LP, REIT
   6.75% due 06/01/2016                               2,800,000        2,719,500
   7.125% due 11/01/2013 (a)                            250,000          251,250
   9.50% due 01/15/2007                                 250,000          254,687
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                               1,100,000        1,102,750
Omega Healthcare Investors, Inc., REIT
   7.00% due 04/01/2014                                 132,000          127,215
Rouse Company LP/TRC, REIT
   6.75% due 05/01/2013                               3,750,000        3,712,500
Trizec Properties, Inc.
   6.525% due 03/31/2007 (b)(f)                         700,000          699,125
                                                                  --------------
                                                                      13,873,262

RETAIL - 2.27%
Carrols Corp.
   9.00% due 01/15/2013                                 185,000          186,850
Eye Care Centers of America
   10.75% due 02/15/2015                                555,000          643,800
Ferrellgas Escrow LLC
   6.75% due 05/01/2014                                 650,000          622,375
Leslie's Poolmart
   7.75% due 02/01/2013                                 489,000          481,665
NationsRent, Inc.
   9.50% due 10/15/2010 (a)                             700,000          752,500
PEP Boys - Manny, Moe & Jack
   7.50% due 12/15/2014 (a)                           1,225,000        1,114,750
Sunstate Equipment Company LLC
   10.50% due 04/01/2013                                500,000          528,750
Toys R Us, Inc.
   8.023% due 12/09/2008 (b)(f)                       1,750,000        1,751,452
Williams Scotsman, Inc.
   8.50% due 10/01/2015                                 150,000          151,125
                                                                  --------------
                                                                       6,233,267

RETAIL GROCERY - 0.04%
CA FM Lease Trust
   8.50% due 07/15/2017                                  97,617          104,117

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE - 1.81%
American Greetings Corp.
   7.375% due 06/01/2016 (a)                     $      400,000   $      406,000
Jean Coutu Group (PJC), Inc.
   7.625% due 08/01/2012 (a)                            245,000          238,262
   8.50% due 08/01/2014 (a)                           1,302,000        1,210,860
Neff Corp.
   11.25% due 06/15/2012                              1,750,000        1,933,750
Payless Shoesource, Inc.
   8.25% due 08/01/2013 (a)                           1,100,000        1,155,000
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                                 26,000           27,528
                                                                  --------------
                                                                       4,971,400

SANITARY SERVICES - 1.39%
Allied Waste North America, Inc.
   6.50% due 11/15/2010                                 800,000          782,000
   7.125% due 05/15/2016 (a)                          2,000,000        1,950,000
   7.875% due 04/15/2013                                800,000          814,000
Allied Waste North America, Inc., Series B
   5.75% due 02/15/2011 (a)                             300,000          283,500
                                                                  --------------
                                                                       3,829,500

SEMICONDUCTORS - 2.24%
Amkor Technology, Inc.
   7.75% due 05/15/2013                                  20,000           18,200
   9.25% due 06/01/2016                               1,000,000          960,000
Avago Technologies Financial Services
   10.125% due 12/01/2013                             2,300,000        2,466,750
   11.875% due 12/01/2015 (a)                         1,375,000        1,533,125
Sensata Technologies BV
   8.00% due 05/01/2014                                 525,000          517,125
Spansion LLC
   11.25% due 01/15/2016                                650,000          667,875
                                                                  --------------
                                                                       6,163,075

SOFTWARE - 0.36%
Activant Solutions Inc., Tranche B
   7.188% due 05/02/2013 (b)(f)                       1,000,000        1,000,625

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.93%
Citizens Communications Company
   7.05% due 10/01/2046                                 700,000          591,500
   7.625% due 08/15/2008                                725,000          745,844
Hawaiian Telcom Communications, Inc., Series B
   12.50% due 05/01/2015 (a)                            800,000          857,000
Intelsat Ltd.
   5.25% due 11/01/2008                               1,750,000        1,671,250
L-3 Communications Corp., Series B
   6.375% due 10/15/2015                                750,000          708,750
Panamsat Corp.
   9.00% due 08/15/2014                                 700,000          726,250
                                                                  --------------
                                                                       5,300,594

TELEPHONE - 3.49%
Cincinnati Bell, Inc.
   7.00% due 02/15/2015 (a)                             720,000          696,600
   7.25% due 07/15/2013 (a)                             600,000          604,500

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------

CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
GTE Hawaiian Telephone Company, Series B
   7.375% due 09/01/2006                         $      600,000   $      600,000
Qwest Corp.
   7.625% due 06/15/2015                                300,000          305,250
   7.875% due 09/01/2011                              2,900,000        2,983,375
   8.875% due 03/15/2012                              2,700,000        2,895,750
Valor Telecommunications Enterprise
   7.75% due 02/15/2015                               1,450,000        1,493,500
                                                                  --------------
                                                                       9,578,975

TOBACCO - 0.81%
Reynolds American, Inc.
   7.625% due 06/01/2016                              2,000,000        1,978,032
RJ Reynolds Tobacco Holdings, Inc.
   6.50% due 07/15/2010                                 250,000          245,625
                                                                  --------------
                                                                       2,223,657

TRANSPORTATION - 1.12%
AWAS Aviation
   6.750% due 03/22/2013 (b)(f)                         425,000          420,750
   11.000% due 03/22/2013 (b)(f)                        300,000          303,750
Bombardier, Inc.
   6.75% due 05/01/2012                                 650,000          612,625
Continental Airlines Inc., Series 00-1
   8.499% due 05/01/2011                                474,943          467,363
Gulfmark Offshore, Inc.
   7.75% due 07/15/2014                                 250,000          246,875
Trailer Bridge, Inc.
   9.25% due 11/15/2011                                 500,000          513,750
US Airways Group, Inc.
   8.593% due 03/31/2011 (b)(f)                         500,000          505,940
                                                                  --------------
                                                                       3,071,053
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $260,832,241)                         $  260,074,222
                                                                  --------------
ASSET BACKED SECURITIES - 0.45%
DB Master Finance LLC, Series 2006-1, Class-M1
   8.285% due 06/20/2031                              1,250,000        1,249,974
                                                                  --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $1,249,974)                                              $    1,249,974
                                                                  --------------
SHORT TERM INVESTMENTS - 11.69%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   32,109,413   $   32,109,413
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $32,109,413)                                             $   32,109,413
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
REPURCHASE AGREEMENTS - 3.79%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $10,412,070 on 06/01/2006,
   collateralized by $11,035,000 Federal Home
   Loan Mortgage Corp., 4.125% due 11/18/2009
   (valued at $10,621,188, including interest)
   (c)                                           $   10,411,000   $   10,411,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS (Cost $10,411,000)                    $   10,411,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. HIGH YIELD BOND FUND)
   (COST $304,602,628) - 110.60%                                  $  303,844,609

LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.60)%                                                          (29,126,134)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  274,718,475
                                                                  ==============

U.S. MULTI SECTOR FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 95.92%

AEROSPACE - 0.99%
Boeing Company                                           22,000   $    1,831,500
General Dynamics Corp.                                   48,500        3,086,540
Goodrich Corp.                                           30,700        1,308,741
Northrop Grumman Corp.                                   39,100        2,528,988
United Technologies Corp.                                41,000        2,563,320
                                                                  --------------
                                                                      11,319,089
AGRICULTURE - 0.25%
Archer-Daniels-Midland Company                           68,300        2,839,231

AIR FREIGHT - 0.02%
ExpressJet Holdings, Inc. *                              30,800          180,796

AIR TRAVEL - 0.06%
SkyWest, Inc.                                            28,400          659,732

ALUMINUM - 0.13%
Alcoa, Inc.                                              47,900        1,519,388

APPAREL & TEXTILES - 0.86%
Columbia Sportswear Company * (a)                        12,500          591,625
Jones Apparel Group, Inc.                                41,600        1,349,504
K-Swiss, Inc., Class A                                   14,800          390,424
Liz Claiborne, Inc.                                      44,800        1,732,416
Mohawk Industries, Inc. *                                37,700        2,778,490
Oakley, Inc. (a)                                         37,400          617,100
Oxford Industries, Inc. (a)                               7,300          294,336
Polo Ralph Lauren Corp., Class A                          1,800          101,700
Timberland Company, Class A *                            22,600          624,438
VF Corp.                                                 19,900        1,252,307
Weyco Group, Inc. (a)                                     2,000           40,820
                                                                  --------------
                                                                       9,773,160

AUTO PARTS - 0.84%

Aftermarket Technology Corp. *                            6,300          152,964

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
American Axle & Manufacturing Holdings, Inc.
   (a)                                                   16,400   $      287,492
ArvinMeritor, Inc. (a)                                   14,000          234,780
AutoZone, Inc. *                                         34,000        3,084,820
CSK Auto Corp. * (a)                                      8,600          109,306
Genuine Parts Company                                    35,600        1,532,936
Johnson Controls, Inc.                                   22,100        1,882,257
Keystone Automotive Industries, Inc. *                    4,900          197,568
Lear Corp. (a)                                           12,400          293,880
O'Reilly Automotive, Inc. *                              38,700        1,226,403
TRW Automotive Holdings Corp. *                          21,200          580,668
                                                                  --------------
                                                                       9,583,074

AUTO SERVICES - 0.34%
AutoNation, Inc. *                                      174,400        3,782,736
Lithia Motors, Inc., Class A (a)                          3,700          118,400
                                                                  --------------
                                                                       3,901,136

AUTOMOBILES - 0.63%
Ford Motor Company (a)                                  546,500        3,912,940
PACCAR, Inc.                                             36,700        2,820,395
Tenneco, Inc. *                                          10,600          252,704
United Auto Group, Inc. (a)                               5,200          219,128
                                                                  --------------
                                                                       7,205,167

BANKING - 0.80%
Anchor BanCorp Wisconsin, Inc. (a)                        5,800          169,070
BB&T Corp.                                               26,900        1,118,233
City Bank Lynnwood WA                                       800           36,736
Comerica, Inc.                                           28,600        1,565,850
First Indiana Corp.                                       8,200          215,004
Frontier Financial Corp. (a)                                400           13,672
Hancock Holding Company                                   1,600           86,304
Macatawa Bank Corp. (a)                                     210            6,783
National City Corp.                                     114,000        4,204,320
Northern Trust Corp.                                     21,600        1,207,872
Virginia Commerce Bancorp, Inc. * (a)                     1,350           34,749
Wilmington Trust Corp.                                   11,100          474,081
                                                                  --------------
                                                                       9,132,674

BIOTECHNOLOGY - 0.74%
Applera Corp.                                            48,800        1,444,480
Genentech, Inc. *                                        80,900        6,711,464
Millipore Corp. *                                         1,500          104,100
Techne Corp. *                                            3,200          174,976
                                                                  --------------
                                                                       8,435,020

BROADCASTING - 0.03%
CBS Corp., Class B                                        4,400          114,004
Clear Channel Communications, Inc.                        3,700          113,960
Sinclair Broadcast Group, Inc., Class A                  17,500          148,925
                                                                  --------------
                                                                         376,889

BUILDING MATERIALS & CONSTRUCTION - 0.53%
American Standard Companies, Inc.                        64,300        2,732,107
Eagle Materials, Inc.                                    15,600          760,188
Lennox International, Inc.                               25,300          720,038

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION (CONTINUED)
LSI Industries, Inc. (a)                                 13,600   $      199,920
Masco Corp. (a)                                          50,800        1,575,816
Perini Corp. *                                            3,100           76,136
                                                                  --------------
                                                                       6,064,205

BUSINESS SERVICES - 2.43%
Administaff, Inc.                                         7,000          269,010
Affiliated Computer Services, Inc., Class A *
   (a)                                                   49,400        2,466,048
Cadence Design Systems, Inc. *                            5,900          106,436
CDI Corp. (a)                                             4,100          120,745
Cendant Corp.                                            41,000          662,970
Compucredit Corp. * (a)                                  18,900          723,114
Computer Sciences Corp. *                                11,400          641,250
CSG Systems International, Inc. * (a)                    16,600          386,448
Deluxe Corp.                                             16,700          358,883
DST Systems, Inc. *                                      10,200          599,760
Electronic Data Systems Corp.                            13,200          323,664
Equifax, Inc.                                            35,900        1,295,272
FactSet Research Systems, Inc.                           14,100          633,231
Fair Isaac Corp.                                         28,300        1,006,631
First Data Corp.                                        112,700        5,196,597
Fluor Corp.                                               1,200          105,192
Forrester Research, Inc. *                                5,000          128,050
FTI Consulting, Inc. *                                    1,200           31,668
Global Payments, Inc.                                     2,300          107,134
H & R Block, Inc.                                        26,000          591,500
Hudson Highland Group, Inc. * (a)                         7,100           84,632
Jacobs Engineering Group, Inc. *                         12,300          959,769
Lightbridge, Inc. *                                      10,600          124,020
Manpower, Inc.                                            8,200          539,806
MAXIMUS, Inc.                                             8,100          257,499
Moody's Corp.                                            64,500        3,373,350
On Assignment, Inc. *                                    13,400          158,388
Paychex, Inc.                                            34,700        1,273,837
Pitney Bowes, Inc.                                       84,500        3,445,910
Pre-Paid Legal Services, Inc. (a)                         7,200          251,568
Robert Half International, Inc.                          24,400        1,001,376
Sirva, Inc. *                                             7,500           52,575
SOURCECORP, Inc. * (a)                                    9,200          228,896
Spherion Corp. *                                         24,300          203,148
Tyler Technologies, Inc. *                                3,300           35,079
                                                                  --------------
                                                                      27,743,456

CABLE AND TELEVISION - 0.01%
Time Warner Telecom, Inc., Class A * (a)                  9,800          149,254

CELLULAR COMMUNICATIONS - 1.47%
Brightpoint, Inc. *                                      18,720          400,234
Motorola, Inc.                                          314,900        6,641,241
QUALCOMM, Inc.                                          216,500        9,787,965
                                                                  --------------
                                                                      16,829,440

CHEMICALS - 0.01%
A. Schulman, Inc.                                         4,300          103,845

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Albany Molecular Research, Inc. *                         6,400   $       65,984
                                                                  --------------
                                                                         169,829

COLLEGES & UNIVERSITIES - 0.11%
ITT Educational Services, Inc. *                         18,700        1,215,500

COMMERCIAL SERVICES - 0.03%
Cenveo, Inc. * (a)                                        6,700          126,965
Pool Corp. (a)                                            3,300          142,527
Vertrue, Inc. * (a)                                       1,000           38,950
                                                                  --------------
                                                                         308,442

COMPUTERS & BUSINESS EQUIPMENT - 4.20%
Advanced Digital Information Corp. *                      6,400           75,968
Apple Computer, Inc. *                                    1,700          101,609
CalAmp Corp. *                                            5,900           57,702
CDW Corp.                                                12,000          671,160
Dell, Inc. *                                            583,400       14,806,692
Hewlett-Packard Company                                 725,700       23,498,166
Ingram Micro, Inc., Class A *                            52,800          911,328
International Business Machines Corp.                    46,300        3,699,370
Lexmark International, Inc. *                            31,800        1,820,550
MTS Systems Corp.                                         2,300           96,025
Plexus Corp. *                                            3,100          121,923
Rimage Corp. * (a)                                          800           16,896
Sybase, Inc. *                                           23,200          472,584
Sykes Enterprises, Inc. *                                14,900          256,876
Tech Data Corp. *                                        27,900        1,012,770
Western Digital Corp. *                                  15,900          323,565
                                                                  --------------
                                                                      47,943,184

CONSTRUCTION & MINING EQUIPMENT - 0.01%
Kaman Corp., Class A                                      8,100          150,660

CONSTRUCTION MATERIALS - 0.74%
Ameron International Corp.                                2,800          160,384
Comfort Systems USA, Inc.                                 6,100           79,300
EMCOR Group, Inc. *                                      22,200        1,067,598
Florida Rock Industries, Inc.                            18,100          952,060
Granite Construction, Inc.                                8,400          347,172
Martin Marietta Materials, Inc.                          21,600        1,976,616
Simpson Manufacturing, Inc.                              13,500          468,315
Universal Forest Products, Inc.                           7,500          492,975
USG Corp. * (a)                                          28,300        2,605,864
Vulcan Materials Company                                  4,000          312,200
                                                                  --------------
                                                                       8,462,484

CONTAINERS & GLASS - 0.01%
Greif, Inc., Class A                                        900           57,060

COSMETICS & TOILETRIES - 0.30%
Colgate-Palmolive Company                                51,400        3,101,476
Playtex Products, Inc. * (a)                             29,400          338,100
                                                                  --------------
                                                                       3,439,576

CRUDE PETROLEUM & NATURAL GAS - 1.78%
Apache Corp.                                             27,000        1,751,760
Devon Energy Corp.                                       70,200        4,026,672

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Marathon Oil Corp.                                       54,200   $    4,067,710
Newfield Exploration Company *                            9,000          384,570
Occidental Petroleum Corp.                               65,600        6,500,304
Pogo Producing Company                                   11,500          518,190
Sunoco, Inc.                                             45,100        3,093,409
                                                                  --------------
                                                                      20,342,615

DOMESTIC OIL - 0.07%
Houston Exploration Company *                             2,000          106,580
St. Mary Land & Exploration Company (a)                  17,100          668,439
                                                                  --------------
                                                                         775,019

DRUGS & HEALTH CARE - 0.50%
Meridian Bioscience, Inc. (a)                             2,700           64,233
Wyeth                                                   122,500        5,603,150
                                                                  --------------
                                                                       5,667,383

EDUCATIONAL SERVICES - 0.01%
Renaissance Learning, Inc. (a)                            4,000           58,200

ELECTRICAL EQUIPMENT - 0.61%
A.O. Smith Corp.                                          8,500          373,575
American Power Conversion Corp. (a)                      27,600          543,168
Anaren, Inc. *                                            6,400          125,824
Cohu, Inc.                                                7,700          133,441
Emerson Electric Company                                 53,400        4,406,568
Genlyte Group, Inc. *                                     6,400          446,592
Greatbatch, Inc. *                                        6,900          156,561
Molex, Inc.                                               7,200          255,600
Watsco, Inc.                                              9,200          515,292
                                                                  --------------
                                                                       6,956,621

ELECTRICAL UTILITIES - 0.46%
Allete, Inc.                                                700           31,836
Black Hills Corp.                                        11,100          375,513
CenterPoint Energy, Inc. (a)                             71,200          853,688
CMS Energy Corp. *                                        7,000           89,880
Constellation Energy Group, Inc.                            200           10,340
Edison International                                     32,900        1,290,996
FirstEnergy Corp.                                        36,100        1,892,362
The AES Corp. *                                          39,000          717,600
                                                                  --------------
                                                                       5,262,215

ELECTRONICS - 0.64%
Agilent Technologies, Inc. *                             68,400        2,386,476
Arrow Electronics, Inc. *                                21,900          711,750
Avnet, Inc. *                                            46,600        1,028,928
Daktronics, Inc. (a)                                      2,600          123,838
Imation Corp.                                            13,800          531,024
Jabil Circuit, Inc.                                      16,400          571,048
Synopsys, Inc. *                                         59,000        1,205,370
Technitrol, Inc.                                          5,500          125,510
Teleflex, Inc.                                           10,800          662,472
                                                                  --------------
                                                                       7,346,416

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES - 6.73%
Advanta Corp., Class B                                    1,600   $       58,560
Asset Acceptance Capital Corp. *                          6,200          107,260
Bear Stearns Companies, Inc.                              4,500          601,875
Charles Schwab Corp.                                    231,400        3,855,124
CIT Group, Inc.                                          13,100          673,340
Citigroup, Inc.                                          59,800        2,948,140
E*TRADE Financial Corp. *                                57,900        1,405,233
Federal Agricultural Mortgage Corp., Class C (a)          4,500          112,725
Federal Home Loan Mortgage Corp.                         64,000        3,842,560
Federal National Mortgage Association                   490,000       24,377,500
Federated Investors, Inc., Class B                       24,000          770,880
Fiserv, Inc. *                                           42,100        1,816,615
Franklin Resources, Inc.                                  8,000          719,600
Goldman Sachs Group, Inc.                                27,900        4,211,505
Investment Technology Group, Inc. *                       7,400          350,020
ITLA Capital Corp. (a)                                    2,200          109,670
Janus Capital Group, Inc.                                 4,700           84,647
Jefferies Group, Inc.                                     3,200           93,568
JPMorgan Chase & Company                                 72,400        3,087,136
Lehman Brothers Holdings, Inc.                           45,800        3,050,738
Mellon Financial Corp.                                   57,300        2,073,114
Merrill Lynch & Company, Inc.                            68,800        4,981,808
Moneygram International, Inc.                            17,300          605,154
Nelnet, Inc., Class A *                                   2,500           93,425
PNC Financial Services Group, Inc.                       39,500        2,721,945
Raymond James Financial, Inc.                            24,100          706,371
State Street Corp. (c)                                   38,800        2,409,480
Stifel Financial Corp. * (a)                                600           22,272
Student Loan Corp.                                        2,900          539,284
TD Ameritrade Holding Corp. *                            53,300          906,100
United Panam Financial Corp. *                            2,000           56,320
Washington Mutual, Inc. (a)                             204,700        9,397,777
                                                                  --------------
                                                                      76,789,746

FOOD & BEVERAGES - 3.84%
Chiquita Brands International, Inc. (a)                  14,400          206,064
Dean Foods Company *                                     48,800        1,742,160
Flowers Foods, Inc.                                      16,000          465,120
Kraft Foods, Inc., Class A (a)                           64,900        2,148,190
Pepsi Bottling Group, Inc.                               34,100        1,068,694
PepsiCo, Inc.                                            55,800        3,373,668
Performance Food Group Company * (a)                     19,200          625,728
Sanderson Farms, Inc. (a)                                11,800          361,316
Sara Lee Corp.                                          107,300        1,820,881
Sensient Technologies Corp.                               9,300          187,674
Starbucks Corp. * (a)                                   168,500        6,007,025
Sysco Corp.                                             120,400        3,681,832
The Coca-Cola Company                                   454,300       20,002,829
Tyson Foods, Inc., Class A                              132,900        2,127,729
USANA Health Sciences, Inc. * (a)                           100            3,761
                                                                  --------------
                                                                      43,822,671

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.10%
Ethan Allen Interiors, Inc.                              10,400   $      395,824
Furniture Brands International, Inc. (a)                 18,100          389,512
La-Z-Boy, Inc. (a)                                       20,800          311,168
                                                                  --------------
                                                                       1,096,504

GAS & PIPELINE UTILITIES - 0.06%
Kinder Morgan, Inc.                                       5,200          522,496
Maverick Tube Corp. * (a)                                 1,900           91,580
Questar Corp.                                             1,500          110,535
                                                                  --------------
                                                                         724,611

HEALTHCARE PRODUCTS - 3.51%
Baxter International, Inc.                               25,300          953,810
Biomet, Inc.                                              3,000          105,630
Computer Programs & Systems, Inc. (a)                     7,400          297,332
Henry Schein, Inc. *                                      3,800          175,142
Johnson & Johnson                                       623,900       37,571,258
Owens & Minor, Inc.                                      13,400          397,980
Patterson Companies, Inc. * (a)                           2,300           78,775
St. Jude Medical, Inc. *                                 11,600          395,560
Varian Medical Systems, Inc. *                            2,200          103,180
                                                                  --------------
                                                                      40,078,667

HEALTHCARE SERVICES - 6.70%
AMN Healthcare Services, Inc. *                           9,300          183,024
Cardinal Health, Inc.                                   176,100       11,782,851
Express Scripts, Inc. *                                 125,300        9,181,984
HCA, Inc.                                                11,400          506,730
Health Net, Inc. *                                       45,500        1,957,410
Humana, Inc. *                                           20,500        1,037,915
IMS Health, Inc.                                          8,200          221,236
Lincare Holdings, Inc. *                                 59,700        2,226,810
McKesson Corp.                                          291,900       14,449,050
National Healthcare Corp. (a)                               700           31,045
Odyssey Healthcare, Inc. *                                5,700           92,967
Omnicare, Inc.                                            2,100           97,356
Quest Diagnostics, Inc.                                  30,400        1,694,496
UnitedHealth Group, Inc.                                696,700       30,626,932
Weight Watchers International, Inc.                      35,700        1,495,116
Wellpoint, Inc. *                                        11,926          853,663
                                                                  --------------
                                                                      76,438,585

HOLDINGS COMPANIES/CONGLOMERATES - 0.29%
Loews Corp.                                              95,500        3,245,090
United Industrial Corp. (a)                               1,600           78,656
                                                                  --------------
                                                                       3,323,746

HOMEBUILDERS - 1.53%
Beazer Homes USA, Inc. (a)                               11,000          547,250
Centex Corp. (a)                                         41,900        1,998,211
D.R. Horton, Inc.                                        54,300        1,431,348
Hovnanian Enterprises, Inc., Class A * (a)                9,800          311,934
KB Home                                                  47,200        2,416,640
Lennar Corp., Class A                                    35,600        1,705,596
M.D.C. Holdings, Inc. (a)                                19,700        1,066,755

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOMEBUILDERS (CONTINUED)
M/I Homes, Inc. (a)                                      10,700   $      385,200
Meritage Homes Corp. *                                    1,700           91,103
NVR, Inc. * (a)                                           2,900        1,766,100
Pulte Homes, Inc. (a)                                    90,400        2,935,288
Ryland Group, Inc.                                       34,200        1,682,982
Standard Pacific Corp. (a)                               22,100          664,547
William Lyon Homes, Inc. * (a)                            4,200          466,032
                                                                  --------------
                                                                      17,468,986

HOTELS & RESTAURANTS - 1.58%
Applebee's International, Inc.                           53,600        1,083,792
Brinker International, Inc.                              38,400        1,409,280
CBRL Group, Inc. (a)                                     25,400          950,722
Darden Restaurants, Inc.                                 90,200        3,193,982
Jack In the Box, Inc. *                                  18,500          770,710
McDonald's Corp.                                         94,700        3,141,199
Papa Johns International, Inc. * (a)                     38,900        1,223,794
Ryan's Restaurant Group, Inc. *                          26,100          322,857
Sonic Corp. *                                            29,700          648,648
Wendy's International, Inc.                              51,400        3,098,392
Yum! Brands, Inc.                                        43,500        2,192,400
                                                                  --------------
                                                                      18,035,776

HOUSEHOLD APPLIANCES - 0.55%
Consolidated Tomoka Land Company (a)                        300           17,430
Drew Industries, Inc. *                                   2,700           85,590
Whirlpool Corp. (a)                                      69,200        6,222,464
                                                                  --------------
                                                                       6,325,484

HOUSEHOLD PRODUCTS - 0.42%
Blyth, Inc.                                              18,300          387,045
Energizer Holdings, Inc. *                               13,500          705,510
Newell Rubbermaid, Inc. (a)                             115,100        3,045,546
Tupperware Corp.                                         29,900          615,043
                                                                  --------------
                                                                       4,753,144

HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industries, Inc. *                                    700           33,201

INDUSTRIAL MACHINERY - 0.74%
Caterpillar, Inc.                                        40,500        2,954,475
Cummins, Inc.                                             3,000          330,630
Flowserve Corp. *                                        13,400          712,612
ITT Industries, Inc.                                     17,600          917,840
NACCO Industries, Inc., Class A                             300           42,864
Parker-Hannifin Corp.                                     8,800          686,576
Tennant Company                                           1,600           79,440
Valmont Industries, Inc.                                  4,100          196,390
W.W. Grainger, Inc.                                      35,500        2,561,680
                                                                  --------------
                                                                       8,482,507

INDUSTRIALS - 0.06%
Brookfield Homes Corp. (a)                                3,200          113,920
Crane Company                                             8,100          325,458
Fastenal Company                                          4,700          202,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INDUSTRIALS (CONTINUED)
Lawson Products, Inc. (a)                                 1,700   $       62,543
                                                                  --------------
                                                                         704,021

INSURANCE - 8.91%
21st Century Insurance Group                             11,100          167,832
Aetna, Inc.                                               5,100          196,146
AFLAC, Inc.                                             269,600       12,617,280
Ambac Financial Group, Inc. (a)                          41,500        3,326,225
American Financial Group, Inc.                           12,900          543,864
American International Group, Inc.                      200,300       12,178,240
Amerus Group Company                                     15,400          895,356
Aon Corp.                                                93,900        3,347,535
Brown & Brown, Inc.                                      30,200          920,194
Chubb Corp.                                              71,200        3,597,736
CIGNA Corp.                                              39,600        3,672,504
Commerce Group, Inc.                                      5,500          312,125
Conseco, Inc. *                                          42,900        1,033,461
Donegal Group, Inc.                                       4,900           86,583
Erie Indemnity Company, Class A (a)                       8,800          445,280
FBL Financial Group, Inc., Class A                        3,200          114,496
Fidelity National Financial, Inc.                        63,400        2,630,466
First American Corp.                                     52,000        2,182,440
Hanover Insurance Group, Inc.                            22,900        1,084,315
Harleysville Group, Inc.                                  2,600           71,994
HCC Insurance Holdings, Inc.                             31,200          957,528
LandAmerica Financial Group, Inc. (a)                    12,600          843,192
Lincoln National Corp.                                   61,683        3,465,351
Marsh & McLennan Companies, Inc.                         27,800          779,234
MBIA, Inc.                                               39,500        2,256,635
MetLife, Inc.                                            50,000        2,573,500
MGIC Investment Corp.                                    47,700        3,141,999
National Western Life Insurance Company,
   Class A *                                                900          203,382
Nationwide Financial Services, Inc., Class A              6,800          294,440
Old Republic International Corp.                        141,175        3,016,910
Philadelphia Consolidated Holding Corp. *                   500           16,575
PMI Group, Inc.                                          40,900        1,860,950
Presidential Life Corp.                                  10,100          252,601
Principal Financial Group, Inc. (a)                      19,600        1,071,140
Progressive Corp.                                       354,000        9,681,900
Protective Life Corp.                                    14,900          660,368
Prudential Financial, Inc.                               34,500        2,627,175
Radian Group, Inc.                                       21,700        1,326,304
Reinsurance Group of America, Inc.                        6,900          327,405
St. Paul Travelers Companies, Inc.                      116,200        5,115,124
Stancorp Financial Group, Inc.                           10,700          522,374
State Auto Financial Corp.                                2,700           87,750
Stewart Information Services Corp.                       11,900          452,319
The Allstate Corp.                                       50,100        2,756,001
Torchmark, Inc.                                          53,000        3,120,640
Transatlantic Holdings, Inc. (a)                          6,600          379,500
Triad Guaranty, Inc. *                                    2,400          129,912
United Fire & Casualty Company (a)                        5,400          169,290

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Universal American Financial Corp. *                     26,000   $      363,740
UnumProvident Corp. (a)                                 117,100        2,103,116
W.R. Berkley Corp.                                       46,200        1,587,894
Zenith National Insurance Corp.                           3,100          124,000
                                                                  --------------
                                                                     101,692,321

INTERNATIONAL OIL - 1.54%
Anadarko Petroleum Corp.                                198,200        9,844,594
ConocoPhillips                                          122,977        7,783,214
                                                                  --------------
                                                                      17,627,808

INTERNET SERVICE PROVIDER - 0.19%
Earthlink, Inc. *                                        52,800          439,824
Google, Inc., Class A *                                   4,700        1,747,554
                                                                  --------------
                                                                       2,187,378

LEISURE TIME - 0.12%
Bally Total Fitness Holding Corp. * (a)                  11,400           90,060
Bluegreen Corp. *                                         1,600           19,264
International Game Technology, Inc.                      31,900        1,187,637
Polaris Industries, Inc. (a)                              1,400           62,342
                                                                  --------------
                                                                       1,359,303

LIFE SCIENCES - 0.05%
Pharmaceutical Product Development, Inc.                 15,000          544,950

LIQUOR - 0.13%
Brown Forman Corp., Class B                              18,800        1,434,440

MANUFACTURING - 1.09%
Acuity Brands, Inc.                                       5,900          235,410
Barnes Group, Inc.                                        6,000          247,740
Danaher Corp.                                            30,900        1,980,999
Eaton Corp.                                              10,700          786,878
Harley-Davidson, Inc. (a)                               100,900        5,029,865
Illinois Tool Works, Inc.                                59,400        2,949,210
Nordson Corp.                                             3,800          177,270
Rockwell Automation, Inc.                                 1,500          102,420
SPX Corp.                                                18,200          957,502
                                                                  --------------
                                                                      12,467,294

MEDICAL-HOSPITALS - 0.02%
Health Management Associates, Inc., Class A               6,000          125,100
Universal Health Services, Inc., Class B (a)              3,000          152,280
                                                                  --------------
                                                                         277,380

METAL & METAL PRODUCTS - 0.11%
Commercial Metals Company                                 4,200          103,362
Reliance Steel & Aluminum Company                        14,400        1,160,784
                                                                  --------------
                                                                       1,264,146

MINING - 0.12%
Lincoln Electric Holding, Inc. (a)                       17,500          961,800
Terex Corp. *                                             4,000          366,000
                                                                  --------------
                                                                       1,327,800

MOBILE HOMES - 0.17%
Thor Industries, Inc. (a)                                28,300        1,360,664

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

MOBILE HOMES (CONTINUED)
Winnebago Industries, Inc. (a)                           18,900   $      536,382
                                                                  --------------
                                                                       1,897,046

OFFICE FURNISHINGS & SUPPLIES - 0.58%
Avery Dennison Corp.                                      5,900          350,401
Herman Miller, Inc.                                       9,200          268,824
HNI Corp.                                                12,700          662,940
IKON Office Solutions, Inc.                              14,400          186,048
Office Depot, Inc. *                                    120,300        5,000,871
The Standard Register Company (a)                         7,500           97,350
                                                                  --------------
                                                                       6,566,434

PAPER - 0.02%
Temple-Inland, Inc.                                       4,900          210,749

PETROLEUM SERVICES - 1.12%
Baker Hughes, Inc.                                       24,600        2,122,980
BJ Services Company                                      17,800          652,370
Exxon Mobil Corp.                                        97,000        5,908,270
Hess Corp.                                               10,500        1,575,000
Valero Energy Corp.                                      40,200        2,466,270
                                                                  --------------
                                                                      12,724,890

PHARMACEUTICALS - 9.53%
Abbott Laboratories                                     182,800        7,805,560
Allergan, Inc.                                           23,800        2,256,716
AmerisourceBergen Corp.                                 144,100        6,281,319
Barr Pharmaceuticals, Inc. *                             37,000        1,949,900
Bristol-Myers Squibb Company                             91,000        2,234,050
Caremark Rx, Inc. *                                      44,300        2,125,071
Forest Laboratories, Inc. *                             197,300        7,394,804
King Pharmaceuticals, Inc. *                             25,300          449,834
Merck & Company, Inc.                                   770,200       25,639,958
Pfizer, Inc.                                          2,223,500       52,608,010
                                                                  --------------
                                                                     108,745,222

PHOTOGRAPHY - 0.18%
Eastman Kodak Company (a)                                83,000        2,001,130

PUBLISHING - 0.20%
Gannett Company, Inc.                                    35,400        1,911,954
Valassis Communications, Inc. * (a)                      12,300          356,577
                                                                  --------------
                                                                       2,268,531

RAILROADS & EQUIPMENT - 0.45%
Burlington Northern Santa Fe Corp.                       35,200        2,724,832
Union Pacific Corp.                                      25,100        2,329,280
Wabtec Corp.                                              3,200          111,904
                                                                  --------------
                                                                       5,166,016

RETAIL GROCERY - 1.95%
Albertsons, Inc.                                         97,200        2,489,292
Ingles Markets, Inc. (a)                                  7,600          131,252
Nash-Finch Company (a)                                   16,200          376,326
Ruddick Corp.                                             6,400          150,016
Safeway, Inc.                                           244,200        5,758,236
Smart & Final, Inc. *                                     3,300           56,595
SUPERVALU, Inc.                                          92,400        2,694,384

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
The Kroger Company                                      524,100   $   10,539,651
                                                                  --------------
                                                                      22,195,752

RETAIL TRADE - 12.03%
Abercrombie & Fitch Company, Class A                      1,800          104,130
Advance Auto Parts, Inc.                                  8,000          304,960
Bed Bath & Beyond, Inc. *                               156,800        5,514,656
Best Buy Company, Inc.                                   27,200        1,441,600
BJ's Wholesale Club, Inc. *                              12,300          362,850
Casey's General Stores, Inc.                              7,700          172,403
Cato Corp., Class A                                      10,300          242,977
Charlotte Russe Holding, Inc. *                           6,500          137,995
Chico's FAS, Inc. *                                      22,000          659,340
Claire's Stores, Inc.                                    12,800          347,776
Costco Wholesale Corp.                                   24,600        1,302,078
Dollar General Corp.                                    111,300        1,814,190
Dollar Tree Stores, Inc. *                                4,800          126,864
Family Dollar Stores, Inc.                               33,200          829,336
First Cash Financial Services, Inc. *                     9,200          197,432
Hibbett Sporting Goods, Inc. *                            3,400           87,924
Home Depot, Inc.                                      1,270,700       48,439,084
Longs Drug Stores Corp.                                  12,700          584,708
Lowe's Companies, Inc.                                  631,400       39,323,592
Nordstrom, Inc.                                          26,600          979,678
Pantry, Inc. *                                           10,300          595,340
Payless ShoeSource, Inc. *                               21,200          565,616
Retail Ventures, Inc. * (a)                               5,500           83,875
Ross Stores, Inc.                                        41,900        1,183,675
Sonic Automotive, Inc. (a)                               13,400          320,662
Staples, Inc.                                            49,300        1,158,057
Steven Madden, Ltd. *                                     9,900          316,602
Talbots, Inc. (a)                                        21,500          457,305
The Buckle, Inc.                                          5,300          219,526
The Men's Wearhouse, Inc.                                28,000          948,360
The TJX Companies, Inc.                                  70,800        1,678,668
Tiffany & Co.                                            18,500          632,515
United Rentals, Inc. * (a)                               16,000          521,280
Walgreen Company                                        301,400       12,236,840
Wal-Mart Stores, Inc.                                   276,600       13,401,270
                                                                  --------------
                                                                     137,293,164

SANITARY SERVICES - 0.01%
Allied Waste Industries, Inc. *                           7,800           93,054

SEMICONDUCTORS - 2.21%
Analog Devices, Inc.                                      2,900           97,817
Applied Materials, Inc.                                  89,300        1,510,063
Broadcom Corp., Class A *                                53,550        1,810,525
Emulex Corp. *                                           24,600          435,912
Intel Corp.                                             567,200       10,220,944
Intersil Corp., Class A                                   3,800          101,878
Micrel, Inc. *                                           36,500          410,990
Microchip Technology, Inc.                               17,200          589,960
National Semiconductor Corp.                             56,100        1,440,648

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
NVIDIA Corp. *                                           39,300   $      903,114
Power Integrations, Inc. *                                7,300          128,626
QLogic Corp. *                                           44,800          801,024
Silicon Laboratories, Inc. *                              7,100          276,971
Texas Instruments, Inc.                                 206,800        6,458,364
                                                                  --------------
                                                                      25,186,836

SHIPBUILDING - 0.00%
Maritrans, Inc. (a)                                       1,700           43,843

SOFTWARE - 0.61%
Adobe Systems, Inc. *                                    57,600        1,649,088
BEA Systems, Inc. *                                      85,500        1,159,380
BMC Software, Inc. *                                     39,800          801,970
Citrix Systems, Inc. *                                   20,500          770,390
Compuware Corp. *                                        12,600           92,736
EPIQ Systems, Inc. * (a)                                  2,700           43,254
Intuit, Inc. *                                           34,800        1,924,092
JDA Software Group, Inc. *                                2,100           29,232
Mantech International Corp. *                             3,500          118,475
Transaction Systems Architects, Inc.,
   Class A *                                              8,500          332,010
                                                                  --------------
                                                                       6,920,627

STEEL - 0.22%
Nucor Corp.                                              21,800        2,294,886
Ryerson, Inc. (a)                                         7,700          200,970
                                                                  --------------
                                                                       2,495,856

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   0.49%
ADTRAN, Inc.                                             27,000          680,940
Corning, Inc. *                                         203,500        4,934,875
SureWest Communications (a)                               1,100           21,296
                                                                  --------------
                                                                       5,637,111

TELEPHONE - 4.78%
ALLTEL Corp.                                             86,400        5,343,840
AT&T, Inc.                                              829,000       21,603,740
BellSouth Corp.                                          74,900        2,529,373
CenturyTel, Inc.                                         36,900        1,319,175
Harris Corp.                                             16,200          659,664
Qwest Communications International, Inc. *               32,800          229,928
TALK America Holdings, Inc. * (a)                        14,600          113,880
Verizon Communications, Inc.                            728,900       22,748,969
                                                                  --------------
                                                                      54,548,569

TIRES & RUBBER - 0.04%
Goodyear Tire & Rubber Company * (a)                     37,900          482,088

TOBACCO - 1.90%
Altria Group, Inc.                                      276,900       20,033,715
UST, Inc. (a)                                            38,200        1,681,182
                                                                  --------------
                                                                      21,714,897

TRANSPORTATION - 0.59%
C.H. Robinson Worldwide, Inc.                            68,600        3,021,144
Expeditors International of Washington,
   Inc. (a)                                              32,800        3,229,160

U.S. MULTI SECTOR FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
Pacer International, Inc.                                14,400   $      424,944
                                                                  --------------
                                                                       6,675,248
TRAVEL SERVICES - 0.04%
Sabre Holdings Corp.                                     22,000          470,800

TRUCKING & FREIGHT - 0.80%
Arkansas Best Corp.                                       9,500          391,495
EGL, Inc. *                                               2,500          112,675
Fedex Corp.                                              59,300        6,479,711
Forward Air Corp.                                        12,300          460,266
Landstar Systems, Inc.                                   15,300          676,107
Oshkosh Truck Corp.                                       9,200          486,220
Ryder Systems, Inc.                                       9,200          497,076
                                                                  --------------
                                                                       9,103,550
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,103,438,656)                         $1,094,568,797
                                                                  --------------
SHORT TERM INVESTMENTS - 4.87%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   53,396,938   $   53,396,938
United States Treasury Bills
   zero coupon due 08/24/2006 ****                    2,150,000        2,126,696
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $55,505,231)                                             $   55,523,634
                                                                  --------------
REPURCHASE AGREEMENTS - 3.71%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $42,325,350 on 06/01/2006,
   collateralized by $45,380,000 Federal Home
   Loan Mortgage Corp., 5.20% due 03/05/2019
   (valued at $43,167,725, including interest)
   (c)                                           $   42,321,000   $   42,321,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $42,321,000)                                             $   42,321,000
                                                                  --------------
TOTAL INVESTMENTS (U.S. MULTI SECTOR FUND)
   (COST $1,201,264,887) - 104.50%                                $1,192,413,431
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.50)%                      (51,306,793)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,141,106,638
                                                                  ==============

VALUE & RESTRUCTURING FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.19%
AEROSPACE - 2.61%
Empresa Brasileira de Aeronautica SA, ADR (a)            96,504   $    3,228,059
United Technologies Corp.                                60,806        3,801,591
                                                                  --------------
                                                                       7,029,650

AIR TRAVEL - 1.92%
Copa Holdings SA, Class A *                              49,401        1,175,744

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

AIR TRAVEL (CONTINUED)
Gol Linhas Aereas Inteligentes SA, ADR (a)              127,199   $    3,976,240
                                                                  --------------
                                                                       5,151,984

BROADCASTING - 2.28%
CBS Corp., Class B                                       98,256        2,545,813
XM Satellite Radio Holdings, Inc., Class A *
   (a)                                                  249,605        3,599,304
                                                                  --------------
                                                                       6,145,117

BUILDING MATERIALS & CONSTRUCTION - 0.63%
Eagle Materials, Inc.                                    34,727        1,692,247

BUSINESS SERVICES - 1.78%
Cendant Corp.                                           141,699        2,291,273
Deluxe Corp.                                             58,825        1,264,149
MasterCard, Inc. * (a)                                   27,480        1,234,951
                                                                  --------------
                                                                       4,790,373

CABLE AND TELEVISION - 0.86%
EchoStar Communications Corp., Class A *                 77,160        2,309,399

CELLULAR COMMUNICATIONS - 2.69%
America Movil S.A. de C.V., Series L                    221,438        7,232,165

CHEMICALS - 4.16%
Celanese Corp., Series A                                139,830        2,756,049
CF Industries Holdings, Inc.                            101,537        1,734,252
Lanxess AG *                                             49,722        2,017,539
PPG Industries, Inc.                                     54,502        3,506,659
Tronox, Inc. (a)                                         91,139        1,182,984
                                                                  --------------
                                                                      11,197,483

COAL - 4.52%
CONSOL Energy, Inc.                                      91,552        8,079,464
Foundation Coal Holdings, Inc.                           62,540        2,834,938
International Coal Group, Inc. * (a)                    139,457        1,231,405
                                                                  --------------
                                                                      12,145,807

COMMERCIAL SERVICES - 0.23%
Castlepoint Holdings, Ltd. *                             57,000          627,000

COMPUTERS & BUSINESS EQUIPMENT - 0.96%
International Business Machines Corp.                    32,372        2,586,523

CONTAINERS & GLASS - 0.12%
Smurfit-Stone Container Corp. *                          25,973          310,897

COSMETICS & TOILETRIES - 0.85%
Avon Products, Inc.                                      72,053        2,284,080

CRUDE PETROLEUM & NATURAL GAS - 3.63%
CNX Gas Corp. * (a)                                      22,068          627,614
Devon Energy Corp.                                       97,670        5,602,351
Mariner Energy LLC *                                     37,240          636,059
Pinnacle Gas Resources, Inc. *                           28,500          313,500
W&T Offshore, Inc. (a)                                   67,528        2,591,050
                                                                  --------------
                                                                       9,770,574

DOMESTIC OIL - 2.41%
Mariner Energy, Inc. *                                   25,349          432,961
Murphy Oil Corp.                                         44,300        2,335,939

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Noble Energy, Inc.                                       85,138   $    3,700,097
                                                                  --------------
                                                                       6,468,997

DRUGS & HEALTH CARE - 0.55%
Wyeth                                                    32,185        1,472,142

ELECTRICAL UTILITIES - 1.26%
CenterPoint Energy, Inc. (a)                                  0                0
Enel SpA                                                176,602        1,576,174
Public Service Enterprise Group, Inc.                    28,453        1,813,310
                                                                  --------------
                                                                       3,389,484

ELECTRONICS - 1.37%
Harman International Industries, Inc.                    43,489        3,684,823

ENERGY - 1.33%
Duke Energy Corp.                                        61,220        1,727,628
Rosetta Resources, Inc. *                               105,086        1,847,412
                                                                  --------------
                                                                       3,575,040

FINANCIAL SERVICES - 11.57%
Amvescap PLC (a)                                        126,284        2,468,852
CIT Group, Inc.                                          45,886        2,358,540
Citigroup, Inc.                                          89,133        4,394,257
Federal Home Loan Mortgage Corp.                         61,437        3,688,678
Friedman, Billings, Ramsey Group, Inc. (a)              122,760        1,290,208
JPMorgan Chase & Company                                 78,296        3,338,541
Lehman Brothers Holdings, Inc.                           56,153        3,740,351
Morgan Stanley                                           79,650        4,748,733
PNC Financial Services Group, Inc.                       39,447        2,718,293
Washington Mutual, Inc.                                  51,815        2,378,827
                                                                  --------------
                                                                      31,125,280

FOOD & BEVERAGES - 2.77%
ConAgra Foods, Inc.                                      76,771        1,735,025
Dean Foods Company *                                    104,198        3,719,869
Kraft Foods, Inc., Class A (a)                           44,515        1,473,446
Vintage Wine Trust, Inc.                                 58,161          523,449
                                                                  --------------
                                                                       7,451,789

FURNITURE & FIXTURES - 0.92%
Leggett & Platt, Inc.                                    97,811        2,483,421

GAS & PIPELINE UTILITIES - 1.27%
El Paso Corp. (a)                                       218,940        3,408,896

HEALTHCARE PRODUCTS - 1.29%
Baxter International, Inc.                               92,293        3,479,446

HEALTHCARE SERVICES - 0.95%
HCA, Inc.                                                57,419        2,552,274

HOLDINGS COMPANIES/CONGLOMERATES - 1.35%
Loews Corp.                                             106,754        3,627,501

HOMEBUILDERS - 2.16%
Centex Corp. (a)                                        121,694        5,803,587

HOTELS & RESTAURANTS - 0.14%
Morgans Hotel Group Company * (a)                        25,530          382,695

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES - 2.98%
Black & Decker Corp.                                     92,098   $    8,008,842

HOUSEHOLD PRODUCTS - 1.10%
Newell Rubbermaid, Inc. (a)                             111,813        2,958,572

INDUSTRIAL MACHINERY - 0.99%
AGCO Corp. * (a)                                        108,926        2,664,330

INSURANCE - 4.53%
ACE, Ltd.                                                85,551        4,428,975
Marsh & McLennan Companies, Inc. (a)                     87,202        2,444,272
MetLife, Inc.                                            72,908        3,752,575
People's Choice *                                        75,874          417,307
Primus Guaranty, Ltd. * (a)                             110,514        1,149,346
                                                                  --------------
                                                                      12,192,475

INTERNATIONAL OIL - 5.17%
ConocoPhillips                                          113,250        7,167,592
Petroleo Brasileiro SA, ADR                              77,702        6,748,419
                                                                  --------------
                                                                      13,916,011

INVESTMENT COMPANIES - 1.50%
Apollo Investment Corp.                                 101,102        1,924,982
MCG Capital Corp. (a)                                   133,238        2,095,834
                                                                  --------------
                                                                       4,020,816

MANUFACTURING - 1.14%
Tyco International, Ltd.                                112,988        3,063,105

METAL & METAL PRODUCTS - 1.16%
Southern Copper Corp. (a)                                36,561        3,113,169

MINING - 0.72%
Alpha Natural Resources, Inc. * (a)                      89,505        1,929,728

PETROLEUM SERVICES - 1.87%
PetroHawk Energy Corp. * (a)                            114,560        1,343,789
Todco, Class A *                                         83,519        3,689,034
                                                                  --------------
                                                                       5,032,823

PHARMACEUTICALS - 1.80%
AmerisourceBergen Corp.                                  78,122        3,405,338
Bristol-Myers Squibb Company                             57,981        1,423,433
                                                                  --------------
                                                                       4,828,771

RAILROADS & EQUIPMENT - 1.83%
Union Pacific Corp.                                      53,112        4,928,794

REAL ESTATE - 1.89%
DiamondRock Hospitality Company (a)                     134,449        2,039,591
Fieldstone Investment Corp., REIT                        16,528          172,222
Host Marriott Corp., REIT                                75,023        1,505,712
Taberna Realty Finance Trust, REIT                       13,311          166,387
Ventas, Inc., REIT                                       36,731        1,191,554
                                                                  --------------
                                                                       5,075,466

RETAIL TRADE - 3.74%
The TJX Companies, Inc.                                 118,479        2,809,137
United Rentals, Inc. * (a)                              150,091        4,889,965
Zale Corp. *                                            100,277        2,354,504
                                                                  --------------
                                                                      10,053,606

VALUE & RESTRUCTURING FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 0.86%
Microsoft Corp.                                         102,500   $    2,321,625

STEEL - 0.64%
Schnitzer Steel Industries, Inc. (a)                     47,926        1,717,668

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   1.56%
Embarq Corp. *                                                0                8
Nokia Oyj, SADR                                         128,651        2,762,137
Plantronics, Inc. (a)                                    66,322        1,429,239
                                                                  --------------
                                                                       4,191,384

TELEPHONE - 3.63%
Harris Corp.                                            155,973        6,351,221
Sprint Corp.                                            105,104        2,229,256
Valor Communications Group, Inc. (a)                     96,445        1,188,202
                                                                  --------------
                                                                       9,768,679

TOBACCO - 1.48%
Loews Corp. - Carolina Group                             85,650        3,977,586

TRANSPORTATION - 0.72%
Aries Maritime Transport, Ltd. (a)                       37,194          419,920
Arlington Tankers, Ltd. (a)                              42,616          919,227
Omega Navigation Enterprises, Inc. * (a)                 41,469          610,839
                                                                  --------------
                                                                       1,949,986

TRUCKING & FREIGHT - 1.30%
Ryder Systems, Inc. (a)                                  64,696        3,495,525
                                                                  --------------
TOTAL COMMON STOCKS (Cost $253,710,632)                           $  261,387,635
                                                                  --------------
PREFERRED STOCKS - 1.07%

CHEMICALS - 0.24%
Celanese Corp. * (a)                                     22,031          649,914

FINANCIAL SERVICES - 0.83%
Ford Motor Company Capital Trust II *                    76,399        2,217,099
                                                                  --------------
TOTAL PREFERRED STOCKS (Cost $2,877,599)                          $    2,867,013
                                                                  --------------
SHORT TERM INVESTMENTS - 16.74%
State Street Navigator Securities
   Lending Prime Portfolio (c)                   $   45,022,907   $   45,022,907
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $45,022,907)                                             $   45,022,907
                                                                  --------------
REPURCHASE AGREEMENTS - 2.88%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $7,752,797 on 06/01/2006, collateralized
   by $8,510,000 Federal National Mortgage
   Association, 5.55% due 07/10/2028 (valued
   at $7,910,471, including interest) (c)        $    7,752,000   $    7,752,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,752,000)                                              $    7,752,000
                                                                  --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (VALUE & RESTRUCTURING FUND)
   (COST $309,363,138) - 117.88%                                  $  317,029,555
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.88)%                     (48,090,869)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  268,938,686
                                                                  ==============

VISTA FUND

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS - 97.62%

ADVERTISING - 1.49%
Focus Media Holding Ltd., ADR * (a)                      10,100   $      638,017
Monster Worldwide, Inc. *                                21,500        1,050,705
                                                                  --------------
                                                                       1,688,722

AEROSPACE - 1.65%
BE Aerospace, Inc. *                                     84,235        1,867,490

AGRICULTURE - 2.49%
Archer-Daniels-Mid Company                               53,800        2,236,466
Monsanto Company                                          6,900          580,704
                                                                  --------------
                                                                       2,817,170

APPAREL & TEXTILES - 0.97%
Puma AG                                                   3,000        1,097,218

BANKING - 1.02%
Commerce Bancorp, Inc. (a)                               14,200          557,918
Compass Bancshares, Inc.                                 10,700          595,455
                                                                  --------------
                                                                       1,153,373

BUSINESS SERVICES - 2.46%
Alliance Data Systems Corp. *                            41,300        2,191,791
Manpower, Inc.                                            9,000          592,470
                                                                  --------------
                                                                       2,784,261

CELLULAR COMMUNICATIONS - 9.43%
America Movil S.A. de C.V., Series L                     70,422        2,299,982
American Tower Corp., Class A *                          76,112        2,357,189
Crown Castle International Corp. *                       18,500          587,745
NII Holdings, Inc. *                                     90,100        4,906,846
RF Micro Devices, Inc. * (a)                             72,000          522,000
                                                                  --------------
                                                                      10,673,762

COAL - 1.13%
Peabody Energy Corp.                                     20,492        1,277,471

CONSTRUCTION MATERIALS - 4.17%
EMCOR Group, Inc. *                                      11,700          562,653
JLG Industries, Inc. (a)                                 21,700          471,975
Martin Marietta Materials, Inc.                          15,274        1,397,724
Trinity Industries, Inc.                                 28,100        1,751,754
Vulcan Materials Company                                  6,926          540,574
                                                                  --------------
                                                                       4,724,680

CRUDE PETROLEUM & NATURAL GAS - 0.49%
Helmerich & Payne, Inc.                                   8,438          554,883

DOMESTIC OIL - 2.86%
TETRA Technologies, Inc. *                              111,400        3,235,056

ELECTRICAL EQUIPMENT - 2.75%
General Cable Corp. *                                    26,500          854,890
Molex, Inc.                                              15,970          566,935
Wesco International, Inc. *                              25,642        1,685,705
                                                                  --------------
                                                                       3,107,530

VISTA FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 1.14%
Quanta Services, Inc. * (a)                              77,581   $    1,291,724

ELECTRONICS - 1.44%
Thermo Electron Corp. *                                  44,300        1,627,582

ENERGY - 0.97%
Southwestern Energy Company *                            33,942        1,096,327

FINANCIAL SERVICES - 5.51%
AllianceBernstein Holding LP * (a)                        9,400          613,632
Amvescap PLC                                             54,100          525,435
E*TRADE Financial Corp. *                                46,293        1,123,531
Investment Technology Group, Inc. *                      44,570        2,108,161
Jefferies Group, Inc.                                    36,400        1,064,336
Piper Jaffray Companies, Inc. * (a)                      12,600          797,454
                                                                  --------------
                                                                       6,232,549

HEALTHCARE SERVICES - 0.53%
Quest Diagnostics, Inc.                                  10,700          596,418

INDUSTRIAL MACHINERY - 4.85%
AGCO Corp. *                                             22,500          550,350
Alstom RGPT *                                            18,500        1,572,784
Atlas Copco AB, Series A                                 19,300          524,032
Manitowoc, Inc.                                          50,096        2,303,915
Sandvik AB                                                9,100          531,983
                                                                  --------------
                                                                       5,483,064

INDUSTRIALS - 3.13%
ABB, Ltd.                                               100,600        1,274,098
Foster Wheeler, Ltd. * (a)                               51,128        2,262,414
                                                                  --------------
                                                                       3,536,512

INTERNATIONAL OIL - 2.58%
ATP Oil & Gas Corp. *                                    13,000          545,740
Weatherford International, Ltd. *                        45,700        2,378,228
                                                                  --------------
                                                                       2,923,968

INTERNET RETAIL - 0.53%
Nutri/System, Inc. * (a)                                  8,892          603,945

INTERNET SERVICE PROVIDER - 1.14%
Redback Networks, Inc. * (a)                             54,000        1,290,060

INTERNET SOFTWARE - 0.48%
Akamai Technologies, Inc. *                              17,512          547,950

LEISURE TIME - 7.63%
Harrah's Entertainment, Inc.                             29,700        2,258,388
International Game Technology, Inc.                      29,800        1,109,454
Las Vegas Sands Corp. *                                  34,600        2,443,106
Penn National Gaming, Inc. *                             14,100          541,863
Pinnacle Entertainment, Inc. *                           18,100          560,195
Scientific Games Corp., Class A *                        14,600          556,698
Station Casinos, Inc.                                    16,000        1,168,000
                                                                  --------------
                                                                       8,637,704

LIFE SCIENCES - 1.72%
Pharmaceutical Product Development, Inc.                 53,614        1,947,797

MEDICAL-HOSPITALS - 0.48%
Intuitive Surgical, Inc. *                                4,900          545,321

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VISTA FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 3.90%
Precision Castparts Corp.                                38,745   $    2,232,874
Titanium Metals Corp. * (a)                              60,332        2,183,415
                                                                  --------------
                                                                       4,416,289

MINING - 2.67%
Terex Corp. *                                            33,000        3,019,500

OFFICE FURNISHINGS & SUPPLIES - 2.20%
Office Depot, Inc. *                                     59,800        2,485,886

PETROLEUM SERVICES - 8.18%
Diamond Offshore Drilling, Inc. (a)                      32,400        2,777,976
McDermott International, Inc. *                          67,800        4,448,358
Oceaneering International, Inc. *                        11,600          870,000
Superior Energy Services, Inc. *                         35,400        1,164,660
                                                                  --------------
                                                                       9,260,994

PHARMACEUTICALS - 1.57%
AmerisourceBergen Corp.                                  14,200          618,978
Celgene Corp. *                                          27,800        1,152,310
                                                                  --------------
                                                                       1,771,288

REAL ESTATE - 0.91%
Jones Lang LaSalle, Inc.                                 12,900        1,025,679

RETAIL TRADE - 2.76%
Circuit City Stores, Inc.                                86,300        2,593,315
Sears Holdings Corp. *                                    3,500          531,545
                                                                  --------------
                                                                       3,124,860

SEMICONDUCTORS - 4.25%
Cymer, Inc. *                                            11,400          528,846
Intersil Corp., Class A                                  41,100        1,101,891
Lam Research Corp. *                                     12,700          568,833
MEMC Electronic Materials, Inc. *                        59,300        2,076,686
OmniVision Technologies, Inc. * (a)                      18,337          537,274
                                                                  --------------
                                                                       4,813,530

SOFTWARE - 0.95%
BEA Systems, Inc. *                                      40,900          554,604
Citrix Systems, Inc. *                                   13,900          522,362
                                                                  --------------
                                                                       1,076,966

STEEL - 3.73%
Allegheny Technologies, Inc. (a)                         31,278        1,990,219
Oregon Steel Mills, Inc. *                               47,500        2,229,175
                                                                  --------------
                                                                       4,219,394

TELECOMMUNICATIONS EQUIPMENT & SERVICES -
   2.22%
SBA Communications Corp. *                              109,713        2,511,331

TRANSPORTATION - 1.24%
American Commercial Lines, Inc. *                        25,641        1,407,947
                                                                  --------------
TOTAL COMMON STOCKS (Cost $97,280,731)                            $  110,476,201
                                                                  --------------

VISTA FUND (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                 --------------   --------------
SHORT TERM INVESTMENTS - 10.98%
State Street Navigator Securities
   Lending Prime Portfolio                       $   12,427,168   $   12,427,168
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $12,427,168)                                             $   12,427,168
                                                                  --------------
REPURCHASE AGREEMENTS - 3.41%
Repurchase Agreement with State Street Corp.
   dated 05/31/2006 at 3.70% to be repurchased
   at $3,863,397 on 06/01/2006, collateralized
   by $3,935,000 Federal Home Loan Mortgage
   Corp., 5.125% due 10/24/2007 (valued at
   $3,944,838, including interest)               $    3,863,000   $    3,863,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,863,000)                                              $    3,863,000
                                                                  --------------
TOTAL INVESTMENTS (VISTA FUND)
   (COST $113,570,899) - 112.01%                                  $  126,766,369
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (12.01)%                                                          (13,595,417)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  113,170,952
                                                                  ==============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deutsche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NLG - Netherlands Guilder
NZD - New Zealand Dollar
NOK - Norweigan Krone
PHP - Philippines Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - US Dollar
ZAR - South African Rand

Key to Security Abbreviations and Legend

ADR - American Depositary Receipts
ADS - American Depositary Shares
BKNT - Bank Note
CDO - Collateralized Debt Obligation
ESOP - Employee Stock Ownership Program
EMTN - European Medium Term Note
EWCO - European Written Call Option
GDR - Global Depositary Receipts
GMTN - Global Medium Term Note
GTD - Guaranteed
IO  - Interest Only (Carries notional principal amount)
MTN - Medium Term Note
NIM - Net Interest Margin
OTC - Over The Counter
PCL - Public Company Limited
PIK - Paid In Kind
PO  - Principal Only
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI - Shares Beneficial Interest
SADR - Sponsored American Depositary Receipts
SPDR - Standard & Poor's Depositary Receipts
TBA - To Be Announced
TIPS - Treasury Inflation Protected Security

@ Non-Income producing, issuer is in bankruptcy and is in default of interest payments

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on May 31, 2006

(f)  Term Loan

**   Purchased on a forward commitment

*** At May 31, 2006, all or a portion of this security was pledged to cover forward commitments purchased.

**** At May 31, 2006, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN FUTURES CONTRACTS AT MAY 31, 2006:

                                                            NUMBER OF            EXPIRATION   APPRECIATION
FUND                               OPEN CONTRACTS           CONTRACTS  POSITION     DATE     (DEPRECIATION)
----                        ---------------------------     ---------  --------  ----------  --------------
All Cap Core                Russell 2000 Index                    5      Long     Jun 2006       ($103,280)
                            S&P 500 Index                        31      Long     Jun 2006        (265,770)
                            E-mini Russell 2000 Index           314      Long     Jun 2006      (1,402,079)
                                                                                               ($1,771,129)

Global Bond                 U.S. 5 year Treasury Notes        1,278      Long     Sep 2006       ($611,525)
                            U.S. 10 year Treasury Notes         782      Long     Sep 2006        (393,261)
                            Japan 10 year Government Bonds       12      Long     Sep 2006          36,874
                            Eurodollar Futures                  503      Long     Sep 2006        (714,837)
                            5 year Euro-BOBL                    241      Long     Sep 2006          21,648
                            Japan 10 year Government Bonds       53      Long     Jun 2006        (276,998)
                            5 year Euro-BOBL                    498      Long     Jun 2006          76,687
                            10 year German Euro-BUND            262      Long     Jun 2006        (707,713)
                                                                                               ($2,569,125)

International Core          CAC 40 Index                         13      Long     Sep 2006    $     11,573
                            DAX Index                           168      Long     Jun 2006      (1,394,288)
                            Hang Seng Stock Index                 2      Long     Jun 2006             (65)
                            IBEX 35 Index                         2      Long     Jun 2006           7,196
                            Milan MIB 30 Index                   15      Long     Jun 2006        (109,126)
                            MSCI Singapore Stock Index            4      Long     Jun 2006          (3,847)
                            OMX Stockholm 30 Index               17      Long     Jun 2006             598
                            Topix Index                         195      Long     Jun 2006      (1,022,950)
                            FTSE 100 Index                       75      Short    Jun 2006         414,184
                            S&P Canada 60 Index                 144      Short    Jun 2006         469,381
                            SPI 200 Index                        93      Short    Jun 2006          89,184
                                                                                               ($1,538,160)

International Equity Index  All Share Index                      95      Long     Jun 2006    $    230,715
                            FTSE 100 Index                        2      Long     Jun 2006         (13,605)
                            MSCI Taiwan Stock Index             182      Long     Jun 2006         (15,034)
                            Topix Index                           1      Long     Jun 2006         (16,583)
                                                                                              $    185,493

Investment Quality Bond     U.S. 10 year Treasury Notes          28      Short    Sep 2006    $     37,978
                                                                                              $     37,978

Mid Cap Index               S&P Mid Cap 400 Index                26      Long     Jun 2006       ($237,457)
                                                                                                 ($237,457)

                            U.S. 10 year Treasury Notes         158      Long     Sep 2006        ($94,937)
                            U.S. 5 year Treasury Notes           23      Long     Sep 2006         (10,781)
                            Eurodollar                          141      Long     Dec 2006        (236,800)
                            Eurodollar                          249      Long     Mar 2007        (417,312)
                            Eurodollar                          249      Long     Jun 2007        (410,987)
                            Eurodollar                          249      Long     Sep 2007        (399,013)
Real Return Bond            Eurodollar                          108      Long     Dec 2007        (184,850)
                            U.S. Treasury Bonds                  75      Short    Sep 2006          41,406
                                                                                               ($1,713,274)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

OPEN FUTURES CONTRACTS AT MAY 31, 2006, CONTINUED

                                                            NUMBER OF            EXPIRATION   APPRECIATION
FUND                               OPEN CONTRACTS           CONTRACTS  POSITION     DATE     (DEPRECIATION)
----                        ---------------------------     ---------  --------  ----------  --------------
Small Cap Index             Russell 2000 Index                   20      Long     Jun 2006       ($215,290)
                                                                                                 ($215,290)

Spectrum Income             U.S. 10 year Treasury Notes          21      Long     Sep 2006         ($8,123)
                            U.S. Treasury Bonds                  13      Long     Sep 2006          (6,685)
                            U.K. Treasury Bonds                   2      Short    Sep 2006           1,637
                            U.S. 10 year Treasury Notes           9      Short    Sep 2006           2,803
                            U.S. Treasury Bonds                   6      Short    Sep 2006           3,773
                                                                                                   ($6,595)

Strategic Bond              Eurodollar                           16      Long     Jun 2006         ($2,980)
                            U.S. 5 year Treasury Notes          212      Long     Jun 2006            (545)
                            Eurodollar                           56      Long     Sep 2006         (11,080)
                            U.S. 5 year Treasury Notes          353      Long     Sep 2006        (111,961)
                            U.S. 10 year Treasury Notes          56      Long     Sep 2006         (12,686)
                            U.S. Treasury Bonds                   7      Long     Sep 2006            (746)
                            Eurodollar                            9      Long     Mar 2008          (4,095)
                            U.S. Treasury Bonds                 136      Short    Jun 2006         130,851
                            U.S. 10 year Treasury Notes          47      Short    Jun 2006          27,031
                                                                                              $     13,789

                            Eurodollar                           37      Long     Jun 2006         ($7,631)
                            U.S. Treasury Bonds                  20      Long     Sep 2006          (6,563)
                            U.S. 5 year Treasury Notes          263      Long     Sep 2006        (116,015)
                            U.S. 10 year Treasury Notes         445      Long     Sep 2006        (267,303)
                            Eurodollar                          714      Long     Sep 2006        (179,700)
                            Eurodollar                        1,184      Long     Dec 2006      (1,332,450)
                            Eurodollar                        1,357      Long     Mar 2007      (1,947,538)
                            Eurodollar                        1,456      Long     Jun 2007      (1,937,187)
                            Eurodollar                        1,182      Long     Sep 2007      (1,544,579)
                            Eurodollar                          399      Long     Dec 2007        (362,587)
Total Return                Eurodollar                           95      Long     Mar 2008         (36,950)
                            5 year Euro-BOBL                    141      Short    Jun 2006         143,682
                                                                                               ($7,594,821)

U.S. Government Securities  U.S. 5 year Treasury Notes           63      Long     Sep 2006        ($14,026)
                            U.S. 5 year Treasury Notes           62      Long     Jun 2006         (54,560)
                            U.S. 10 year Treasury Notes          36      Short    Sep 2006          11,383
                            U.S. 10 year Treasury Notes          56      Short    Jun 2006         127,976
                                                                                              $     70,773

U.S. Multi Sector           S&P 500 Index                        72      Long     Jun 2006       ($850,952)
                                                                                                 ($850,952)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

AT MAY 31, 2006 THE VALUE OF SECURITIES LOANED AND CASH COLLATERAL WAS AS
FOLLOWS:

                                   VALUE OF           VALUE OF
FUND                          SECURITIES LOANED   CASH COLLATERAL
----                          -----------------   ---------------
Active Bond                      $ 32,893,843       $ 33,574,868
All Cap Core                        4,209,653          4,312,893
All Cap Growth                      7,845,545          8,037,706
All Cap Value                      17,437,536         17,869,891
Blue Chip Growth                   15,307,822         15,661,937
Capital Appreciation                7,366,171          7,520,250
Emerging Growth                    43,349,885         44,489,765
Equity - Income                    14,063,365         14,452,763
Blue Chip Growth                   15,307,822         15,661,937
Capital Appreciation                7,366,171          7,520,250
Emerging Growth                    43,349,885         44,489,765
Equity - Income                    14,063,365         14,452,763
Fundamental Value                  38,500,781         39,354,958
Global Bond                         8,220,875          8,389,625
Global Real Estate                  7,868,590          8,269,241
High Income                        23,668,322         24,171,673
High Yield Fund                   171,191,710        174,764,796
International Core                202,221,375        212,622,906
International Equity Index         57,463,506         60,245,227
International Opportunities       122,185,754        128,351,749
International Small Cap            23,121,486         24,299,766
International Small Co             15,281,746         16,018,951
International Value               176,052,423        184,859,308
Large Cap                           4,748,150          4,852,898
Large Cap Value                    10,638,688         10,892,909
Mid Cap Core                       25,391,819         26,028,876
Mid Cap Stock                      62,317,725         63,896,306
Mid Cap Value Equity                6,693,861          6,854,696
Mid Cap Value                      25,765,756         26,429,339
Natural Resources                 102,723,946        105,053,321
Quantitative Mid Cap               29,033,350         29,711,238
Quantitative Value                 15,468,103         15,850,739
Real Estate Equity                    694,289            710,369
Real Return Bond                  167,999,651        171,447,218
Small Cap                          52,364,493         53,711,584
Small Cap Opportunities            55,354,503         56,734,538
Small Co Value                     67,232,859         68,940,402
Small Company                      21,448,304         21,985,920
Special Value                      27,050,782         27,743,604
Spectrum Income                    72,447,886         73,998,439
Strategic Bond                     23,069,269         23,544,073
Strategic Income                   11,148,643         11,380,019
Strategic Value                    10,670,945         10,976,565
U.S. Global Leaders Growth         20,176,076         20,634,579
U.S. High Yield Bond               31,455,262         32,109,413
U.S. Multi Sector                  52,102,673         53,396,938
Value & Restructuring              43,951,258         45,022,907
Vista                              12,147,714         12,427,168

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS

Written Options for period ended May 31, 2006 were as follows:

                                   NUMBER OF CONTRACTS   PREMIUMS RECEIVED
                                   -------------------   -----------------
GLOBAL BOND
Outstanding, beginning of period                --                  --
   Options written                     232,602,049          $2,725,424
   Options closed                       (3,700,778)           (188,156)
   Options expired                      (1,200,000)            (12,706)
Outstanding, end of period             227,701,271          $2,524,562

REAL RETURN BOND
Outstanding, beginning of period                --                  --
   Options written                      13,800,804          $  308,810
   Options closed                             (804)           (244,366)
   Options expired                              --                  --
Outstanding, end of period              13,800,000          $   64,444

STRATEGIC BOND
Outstanding, beginning of period                --                  --
   Options written                           1,353          $  744,621
   Options closed                              (73)            (46,979)
   Options expired                             (91)            (27,404)
Outstanding, end of period                   1,189          $  670,238

TOTAL RETURN
Outstanding, beginning of period                --                  --
   Options written                      72,503,088          $2,116,721
   Options closed                       (7,501,761)           (500,418)
   Options expired                     (11,000,000)            (70,538)
Outstanding, end of period              54,001,327          $1,545,765

The following is a summary of open written options outstanding at May 31, 2006:

                                                         NUMBER OF    EXERCISE   EXPIRATION
FUND                        NAME OF ISSUER               CONTRACTS      PRICE       DATE         VALUE
----             ------------------------------------   -----------   --------   ----------   -----------
GLOBAL BOND      CALLS
                 British Telecom Swap                     5,000,000    $  0.20    Jun 2008       ($26,460)
                 Canadian Dollar                          5,600,000       1.14    Jun 2006        (43,960)
                 Canadian Dollar                          5,100,000       1.13    Jun 2006        (37,230)
                 Eurodollar Midcurve 1 Year Futures             516      95.25    Jun 2006       (193,761)
                 Interest Rate Swap 3 Month LIBOR        62,000,000       4.78    Aug 2006       (584,350)
                 Japanese Yen                            24,000,000     120.00    May 2007        (93,000)
                 Swap Option 3 Month LIBOR               35,500,000       5.30    May 2007       (355,000)
                 Swap Option 3 Month LIBOR               14,300,000       5.28    May 2007       (129,129)
                 Swap Option 3 Month LIBOR                6,600,000       5.25    May 2007        (85,965)
                 Swap Option 3 Month LIBOR                4,800,000       5.25    May 2007        (53,520)
                 Swap Option 3 Month LIBOR               28,000,000       5.04    Mar 2007       (253,400)
                 Swap Option 3 Month LIBOR               12,000,000       5.04    Mar 2007       (114,000)
                 Swap Option 3 Month LIBOR                3,000,000       5.04    Mar 2007        (33,395)
                 Swap Option 3 Month LIBOR                7,800,000       4.85    Dec 2006       (102,375)
                 U.S. Treasury Notes 10 Year Futures            169     106.00    Aug 2006        (96,263)
                                                        213,700,685                           ($2,201,808)

                 PUTS
                 Eurodollar Midcurve 1 Year Futures             417    $ 94.75    Jun 2006       ($65,570)
                 Interest Rate Swap 3 Month LIBOR         9,800,000       5.35    Jun 2006       (183,260)
                 Interest Rate Swap 3 Month LIBOR         4,200,000       5.20    Jun 2006        (16,380)
                 U.S. Treasury Notes 10 Year Futures            169     103.00    Aug 2006        (57,545)
                                                         14,000,586                             ($322,754)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

Open written options outstanding at May 31, 2006, continued

                                                         NUMBER OF    EXERCISE   EXPIRATION
FUND                        NAME OF ISSUER               CONTRACTS      PRICE       DATE         VALUE
----             ------------------------------------   -----------   --------   ----------   -----------
REAL RETURN      PUTS
                 Japanese Yen                             5,900,000    $104.00    Jul 2006      ($12,887)
                 Japanese Yen                             4,700,000     106.50    Jul 2006       (30,668)
                 Japanese Yen                             3,200,000     106.50    Jul 2006       (20,890)
                                                         13,800,000                             ($64,444)

STRATEGIC BOND   CALLS
                 Eurodollar Futures                             185    $ 94.75    Sep 2006      ($41,288)
                 Eurodollar Futures                              11      94.88    Sep 2006        (1,958)
                 U. S. Treasury Bond Futures                    149     109.00    Aug 2006      (157,739)
                 U. S. Treasury Bond Futures                    100     108.00    Aug 2006      (101,000)
                 U. S. Treasury Bond Futures                     81     111.00    Aug 2006       (60,048)
                 U. S. Treasury Notes 10 Year Futures            16     109.00    Nov 2006        (5,170)
                 U. S. Treasury Notes 10 Year Futures           240     107.00    Aug 2006      (122,988)
                 U. S. Treasury Notes 10 Year Futures            89     108.00    Aug 2006       (35,446)
                 U. S. Treasury Notes 10 Year Futures            15     106.00    Aug 2006        (9,066)
                 U. S. Treasury Notes 10 Year Futures            11     106.00    Jul 2006        (3,554)
                 U. S. Treasury Notes 5 Year Futures             98     104.50    Aug 2006       (34,948)
                 U. S. Treasury Notes 5 Year Futures             18     105.00    Aug 2006        (5,957)
                 U. S. Treasury Notes 5 Year Futures              9     105.50    Aug 2006        (1,783)
                                                              1,022                            ($580,945)

                 PUTS
                 Eurodollar Futures                              54    $ 94.63    Sep 2006      ($12,855)
                 Eurodollar Futures                              16      94.50    Sep 2006        (1,908)
                 U. S. Treasury Bond Futures                     49     100.00    Nov 2006       (21,536)
                 U. S. Treasury Bond Futures                     27     108.00    Aug 2006       (39,522)
                 U. S. Treasury Bond Futures                     21     104.00    Aug 2006       (13,473)
                                                                167                             ($89,293)

TOTAL RETURN     CALLS
                 Eurodollar Futures                              38    $ 95.50    Sep 2006      ($10,327)
                 Swap Option 3 Month LIBOR               22,000,000       5.30    May 2007      (220,000)
                 Swap Option 3 Month LIBOR               13,000,000       5.04    Mar 2007      (125,450)
                 Swap Option 3 Month LIBOR                7,000,000       5.04    Mar 2007       (77,922)
                 Swap Option 3 Month LIBOR               12,000,000       4.85    Dec 2006      (157,680)
                 U. S. Treasury Notes 10 Year Futures            69     106.00    Aug 2006       (39,666)
                 U. S. Treasury Notes 10 Year Futures            42     108.00    Aug 2006        (5,770)
                                                         54,000,149                            ($636,815)

                 PUTS
                 Eurodollar Futures                              40    $ 95.25    Mar 2007      ($37,370)
                 Eurodollar Futures                              36      94.75    Mar 2007       (19,683)
                 Eurodollar Futures                             627      95.25    Dec 2006      (530,362)
                 Eurodollar Futures                              88      95.00    Dec 2006       (59,377)
                 Eurodollar Futures                              34      95.50    Dec 2006       (38,140)
                 Eurodollar Futures                             154      95.25    Sep 2006      (119,375)
                 Eurodollar Futures                              50      95.00    Sep 2006       (27,338)
                 Eurodollar Futures                              38      95.50    Sep 2006       (44,527)
                 U. S. Treasury Notes 10 Year Futures           111     103.00    Aug 2006       (32,780)
                                                              1,178                            ($908,950)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF OPEN INTEREST RATE SWAP CONTRACTS OUTSTANDING IN OPEN AT MAY 31, 2006:

                NOTIONAL                 PAYMENTS MADE    PAYMENTS RECEIVED                     APPRECIATION
FUND             AMOUNT      CURRENCY     BY PORTFOLIO       BY PORTFOLIO    TERMINATION DATE  (DEPRECIATION)
----         --------------  --------  -----------------  -----------------  ----------------  --------------
Global Bond
                  5,600,000     CAD    Fixed 5.50%        3 Month BA CDOR        Dec 2014           ($75,719)
                    200,000     CAD    Fixed 5.50%        3 Month BA CDOR        Dec 2014             (2,704)
                  6,300,000     CAD    Fixed 5.00%        3 Month BA CDOR        Jun 2015            (40,311)
                  3,400,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2011            (11,692)
                 48,800,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2011           (167,813)
                  1,100,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2011             (3,783)
                 18,500,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2014            205,263
                  9,700,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2014            127,996
                 14,500,000     EUR    Fixed 4.00%        6 Month EURIBOR        Dec 2014            160,530
                    500,000     EUR    6 Month EURIBOR    Fixed 6.00%            Jun 2034             67,097
                  4,500,000     EUR    6 Month EURIBOR    Fixed 6.00%            Jun 2034            604,335
                    400,000     EUR    6 Month EURIBOR    Fixed 6.00%            Jun 2034             52,710
                 16,700,000     EUR    6 Month EURIBOR    Fixed 6.00%            Jun 2034          2,200,663
                 44,800,000     GBP    6 Month LIBOR BBA  Fixed 5.00%            Sep 2010           (333,166)
                 15,000,000     GBP    6 Month LIBOR BBA  Fixed 5.00%            Sep 2010           (111,551)
                 17,100,000     GBP    6 Month LIBOR BBA  Fixed 5.00%            Sep 2010           (127,168)
                  6,500,000     GBP    6 Month LIBOR BBA  Fixed 5.00%            Sep 2010            (48,339)
                  1,400,000     GBP    Fixed 5.00%        6 Month LIBOR BBA      Sep 2015              2,952
                  1,500,000     GBP    Fixed 4.00%        6 Month LIBOR BBA      Dec 2025             54,695
                  1,100,000     GBP    Fixed 4.00%        6 Month LIBOR BBA      Dec 2025             40,109
                    700,000     GBP    6 Month LIBOR BBA  Fixed 5.00%            Jun 2034             87,409
              4,100,000,000     JPY    Fixed 2.00%        6 Month LIBOR BBA      Dec 2013           (377,785)
                 30,600,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2011            743,894
                 71,100,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2011          1,728,460
                 34,800,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016          1,817,194
                  3,800,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016            198,537
                  3,400,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016            177,638
                  3,000,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016            156,739
                 15,000,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016            783,697
                  2,300,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2036           (266,345)
                 13,100,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2036         (1,515,763)
                                                                                                $  6,127,779

Real Return
Bond

                  2,200,000     EUR    FRCPXTOB           Fixed 2.04%            Feb 2011           ($11,231)
                  5,500,000     EUR    FRCPXTOB           Fixed 2.1375%          Jan 2016            (32,054)
                  2,300,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2008            (22,283)
                  2,400,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2008            (23,251)
                  3,100,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2013            109,691
                  5,000,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2016            261,232
                  6,700,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2021            521,420
                  7,100,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2026            684,234
                  6,400,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2036            741,135
                 11,500,000     USD    Fixed 5.00%        3 Month LIBOR BBA      Jun 2036          1,310,100
             $   52,200,000                                                                     $  3,538,993

Total
Return

                    400,000     GBP    Fixed 4.00%        6 Month LIBOR BBA      Dec 2035       $      9,384
                 20,400,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2008           (197,637)
                 20,000,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2011           (486,206)
                  1,300,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Dec 2035            (85,659)
                  2,700,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2036           (312,666)
                  1,700,000     USD    3 Month LIBOR BBA  Fixed 5.00%            Jun 2036           (196,864)
             $   46,500,000                                                                      ($1,269,648)

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

BA - Bankers Acceptance
BBA - British Bankers Association
CDOR - Canadian Dollar Offered Rate
FRCPXTOB - French CPI Ex Tobacco

Currency symbols are defined as follows:

CAD Canadian Dollar
EUR European Currency
GBP British Pound
JPY Japanese Yen
Global Bond

The following is a summary of open credit default swap contracts outstanding in Total Return as of May 31, 2006:

                                                               ANNUAL
                                                              PAYMENTS
                                                               MADE/
                                                  NOTIONAL  RECEIVED BY                     APPRECIATION
FUND          DEFAULT AMOUNT        ISSUER         AMOUNT    PORTFOLIO   TERMINATION DATE  (DEPRECIATION)
----          --------------  ------------------  --------  -----------  ----------------  --------------
Total Return
                PROTECTION
                 RECEIVED
                $10,000,000   Brazil Global Bond  $900,000     1.66%         Mar 2013         ($21,405)
                                                  $900,000                                    ($21,405)

At May 31, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/ (depreciation) of investment securities for federal income tax purposes is as follows:

                               UNREALIZED      UNREALIZED            NET UNREALIZED
FUND                          APPRECIATION   (DEPRECIATION)   APPRECIATION/ (DEPRECIATION)
----                          ------------   --------------   ----------------------------
Active Bond                   $     85,440    ($7,614,715)            ($7,529,275)
All Cap Core                     1,553,002     (8,363,525)             (6,810,523)
All Cap Growth                  12,729,473     (4,210,923)              8,518,550
All Cap Value                   16,809,419     (2,157,980)             14,651,439
Blue Chip Growth                89,805,862    (39,537,935)             50,268,734
Capital Appreciation            15,086,509    (19,138,237)             (4,051,728)
Core Bond                          135,793     (3,151,613)             (3,015,820)
Core Equity                     38,264,391    (31,603,189)              6,661,202
Emerging Growth                  3,201,559     (8,425,471)             (5,223,913)
Emerging Small Company           1,956,351     (4,221,581)             (2,265,230)
Equity Income                   51,705,686     (8,883,910)             42,821,776
Fundamental Value               46,258,635    (14,436,540)             31,822,095
Global Bond                      8,804,282     (2,407,420)              6,870,170
Global Real Estate                 887,940    (22,215,853)            (21,327,913)
High Income                      1,854,945     (5,491,477)             (3,636,532)
High Yield                      10,639,581    (20,807,466)            (10,167,885)
International Core             125,541,066     (8,989,661)            116,551,405
International Equity Index      23,860,460     (3,802,747)             20,057,713
International Opportunities     55,904,948     (5,993,040)             49,911,908
International Small Cap         47,854,138    (14,085,903)             33,768,235
International Small Company      2,405,024    (12,982,866)            (10,577,842)
International Value             94,164,072    (11,289,469)             82,874,603
Investment Quality Bond             36,370     (3,307,373)             (3,271,003)
Large Cap                       12,048,130     (6,700,842)              5,347,288
Large Cap Value                 14,590,237     (3,317,027)             11,273,210
Lifestyle Aggressive           184,441,709    (12,039,553)            172,402,156
Lifestyle Balanced             287,008,239    (41,820,169)            245,188,070
Lifestyle Conservative          18,647,600     (5,788,976)             12,858,624
Lifestyle Growth               389,639,087    (43,095,897)            346,543,190

JOHN HANCOCK FUNDS II
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

                               UNREALIZED      UNREALIZED            NET UNREALIZED
FUND                          APPRECIATION   (DEPRECIATION)   APPRECIATION/ (DEPRECIATION)
----                          ------------   --------------   ----------------------------
Lifestyle Moderate            $ 54,104,212    ($7,227,482)           $  46,876,730
Mid Cap Core                    17,733,525     (4,531,886)              13,201,639
Mid Cap Index                    5,404,118     (4,493,380)                 910,738
Mid Cap Stock                   26,964,841    (10,889,324)              16,075,517
Mid Cap Value                   12,722,049     (3,509,756)               9,212,293
Mid Cap Value Equity               838,591     (4,167,759)              (3,329,168)
Natural Resources              122,843,666     (4,387,680)             118,455,986
Quantitative Mid Cap            16,148,498     (4,347,346)              11,801,152
Quantitative Value              16,606,597     (9,855,417)               6,751,180
Real Estate Equity                 639,998     (7,521,963)              (6,881,965)
Real Estate Securities          17,297,212       (330,165)              16,967,047
Real Return Bond                 4,925,833    (17,942,371)             (13,016,538)
Small Cap                       27,477,803    (13,276,112)              14,201,691
Small Cap Index                  7,171,270     (4,328,548)               2,842,722
Small Cap Opportunities         30,587,564     (6,795,170)              23,792,394
Small Co Value                  50,741,716     (9,873,163)              40,868,553
Small Company                    7,340,279     (3,982,540)               3,357,739
Small Company Growth             8,150,853     (2,993,647)               5,157,206
Special Value                   12,053,642     (2,178,887)               9,874,755
Spectrum Income                 12,933,159    (12,071,022)               1,624,062
Strategic Bond                     758,487     (3,741,883)              (2,983,396)
Strategic Income                   798,587     (1,642,695)                (844,108)
Strategic Value                  9,288,165     (6,290,943)               2,997,222
Total Return                     6,319,374     (8,708,721)              (2,389,347)
U.S. Government Securities           7,579     (1,726,456)              (1,718,877)
U.S. High Yield Bond             1,833,070     (2,591,089)                (758,019)
U.S. Multi Sector               39,415,204    (48,266,660)              (8,851,456)
Us Global Leaders Growth        11,789,066    (27,481,565)             (15,692,499)
Value & Restructuring           17,610,802     (9,944,385)               7,666,417
Vista                           15,143,499     (1,948,029)              13,195,470

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II





By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By: /S/ Keith F. Hartstein
Keith F. Hartstein
President (Chief Executive Officer)

Date: July 27, 2006






By: /S/ John G. Vrysen
John G. Vrysen
Chief Financial Officer

Date: July 27, 2006